Putnam

Variable

Trust



ANNUAL REPORT



December 31, 2000



* Putnam VT American Government Income Fund

* Putnam VT Asia Pacific Growth Fund

* Putnam VT Capital Appreciation Fund

* Putnam VT Diversified Income Fund

* Putnam VT The George Putnam Fund of Boston

* Putnam VT Global Asset Allocation Fund

* Putnam VT Global Growth Fund

* Putnam VT Growth and Income Fund

* Putnam VT Growth Opportunities Fund

* Putnam VT Health Sciences Fund

* Putnam VT High Yield Fund

* Putnam VT Income Fund

* Putnam VT International Growth Fund

* Putnam VT International Growth and Income Fund

* Putnam VT International New Opportunities Fund

* Putnam VT Investors Fund

* Putnam VT Money Market Fund

* Putnam VT New Opportunities Fund

* Putnam VT New Value Fund

* Putnam VT OTC & Emerging Growth Fund

* Putnam VT Research Fund

* Putnam VT Small Cap Value Fund

* Putnam VT Technology Fund

* Putnam VT Utilities Growth and Income Fund

* Putnam VT Vista Fund

* Putnam VT Voyager Fund

* Putnam VT Voyager Fund II



A series of mutual fund portfolios for variable insurance investors





[SCALE LOGO OMITTED]







To the shareholders of Putnam Variable Trust



The 12 months ended December 31, 2000, have been a time of turbulence in the world's financial markets, as a sharp correction in the "new economy" stocks of technology and telecommunications rippled throughout global markets. On the other hand, global economic growth remained relatively strong, inflation stayed low, and interest rates appeared to be stabilizing. As always, Putnam's analysts and portfolio managers made the most of opportunities in each market while working to manage risk.



Among equities, U.S. stocks led international issues by a small margin,

while U.S. government bonds were the clear leaders among the world's fixed-income markets.



EQUITIES



* United States The bull market came to an abrupt halt in

March as a slowing economy, cooling corporate earnings, and the lag effects of six interest-rate hikes by the Federal Reserve Board combined to cool investors' fervor for growth stocks. Technology and

telecommunications stocks were particularly hard hit. As growth stocks corrected, value stocks moved to the fore. Small-cap stocks became particularly inviting by the end of the period, as companies with strong business models and very inexpensive valuations offered solid upside performance potential.



* Europe Technology and telecommunications stocks weakened in sync with the U.S. market downturn. Rising interest rates and energy prices, excessive stock valuations, and a slower pace of corporate earnings growth combined to send European markets lower. Economic growth remains strong, however, and stock valuations are quite attractive, two factors that position European equities well for better performance ahead.



* Emerging Markets Following the U.S. stock market correction in March, many emerging markets had a difficult time. Economic growth remained strong for many countries, especially in Asia and Latin

America. However, this strength was not reflected in emerging markets'

equity performance. In Asia, a near-stagnating Japanese economy and weak returns from technology and telecommunications stocks brought down equity values across the region. Latin American markets followed the

U.S. market lead into volatility. Prospects were improving as the period closed, with attractive valuations and solid fundamentals helping to stimulate investor interest.



FIXED INCOME



* United States Interest rates on short- and medium-term

Treasuries rose while those on long-term bonds fell, resulting in an inverted yield curve. Heightened demand for investment-grade securities drove their prices higher and their yields lower, resulting in significantly better returns for Treasury bonds, mortgage- and agency-backed securities. In fact, all investment-grade bonds outperformed over the period. The inverted yield curve moderated by the end of the year, although the outlook for higher quality bonds --

including Treasuries, mortgage- and agency-backed securities -- remains strong.



* Global The accelerating pace of global growth was less

beneficial for bonds than it was for equities. Emerging-markets bonds were an exception, generating impressive returns over the period,

despite a modest year-end price drop. In Europe, the euro's weakness spurred fears of inflation in already overvalued bond markets. Once the euro finally stabilizes, European markets will become more attractive.

In Japan, signs of economic stagnation and equity market weakness could be favorable for near-term bond performance, although the market's long-term outlook remains clouded by the prospects of rising interest rates and bond oversupply.



* High Yield The fallout in the high-yield market this year

was every bit as dramatic as the decline seen in technology and telecommunications equities. A number of factors worked against high-yield issues over the period, including interest-rate increases, a higher default rate, and the effects of a glut of issuance in 1997 and

1998. The biggest factor was probably the huge drop in the Nasdaq index,

which made it much harder for many firms to raise new financing in either the debt or equity markets. As the year ended, there were signs that this sector was approaching a bottom and the outlook for 2001 was cautiously optimistic.



The views expressed here are exclusively those of Putnam Management.

They are not meant as investment advice and are subject to change.











PERFORMANCE SUMMARY

------------------------------------------------------------------------------------------------------------------

Total return at net asset value

(as of 12/31/00)                                   Five years           10 years                     Life

Putnam VT -- Class IA shares        1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized

------------------------------------------------------------------------------------------------------------------


American Government Income Fund        --%      --%        --%         --%          --%       12.11%[l]     --%

 ..................................................................................................................

Asia Pacific Growth Fund           -44.21     1.90       0.38          --           --         4.25[f]    0.74

 ..................................................................................................................

Capital Appreciation Fund              --       --         --          --           --        -9.40[n]      --

 ..................................................................................................................

Diversified Income Fund              0.19    17.37       3.26          --           --        36.98[d]    4.41

 ..................................................................................................................

George Putnam Fund                   9.82       --         --          --           --        13.46[h]    4.84

 ..................................................................................................................

Global Asset Allocation Fund        -4.87    67.05      10.81      201.85        11.68       274.88[a]   10.78

 ..................................................................................................................

Global Growth Fund                 -29.64   101.79      15.07      250.71        13.37       226.86[b]   11.74

 ..................................................................................................................

Growth and Income Fund               8.11    91.86      13.92      292.96        14.67       483.26[a]   14.64

 ..................................................................................................................

Growth Opportunities Fund              --       --         --          --           --       -22.00[l]      --

 ..................................................................................................................

Health Sciences Fund                39.14       --         --          --           --        46.38[h]   15.34

 ..................................................................................................................

High Yield Fund                     -8.45    17.76       3.32      184.38        11.02       168.17[a]    7.94

 ..................................................................................................................

Income Fund                          8.01    27.40       4.96      108.17         7.61       162.44[a]    7.76

 ..................................................................................................................

International Growth Fund           -9.48       --         --          --           --        99.89[g]   18.96

 ..................................................................................................................

International Growth

and Income Fund                      1.36       --         --          --           --        67.83[g]   13.86

 ..................................................................................................................

International New

Opportunities Fund                 -38.56       --         --          --           --        43.96[g]    9.56

 ..................................................................................................................

Investors Fund                     -18.47       --         --          --           --        23.77[h]    8.31

 ..................................................................................................................

Money Market Fund                    6.03    29.32       5.28       59.66         4.79        98.73[a]    5.46

 ..................................................................................................................

New Opportunities Fund             -26.09   111.46      16.16          --           --       231.47[e]   19.68

 ..................................................................................................................

New Value Fund                      22.59       --         --          --           --        53.59[g]   11.35

 ..................................................................................................................

OTC & Emerging

Growth Fund                        -51.03       --         --          --           --        11.98[h]    4.33

 ..................................................................................................................

Research Fund                       -1.84       --         --          --           --        49.66[i]   19.63

 ..................................................................................................................

Small Cap Value Fund                24.62       --         --          --           --        28.94[k]   16.44

 ..................................................................................................................

Technology Fund                        --       --         --          --           --       -30.20[m]      --

 ..................................................................................................................

Utilities Growth and

Income Fund                         17.61    97.60      14.59          --           --       192.54[g]   13.18

 ..................................................................................................................

Vista Fund                          -3.98       --         --          --           --       116.12[g]   21.31

 ..................................................................................................................

Voyager Fund                       -16.41   135.07      18.64      539.41        20.39       754.14[a]   18.07

 ..................................................................................................................

Voyager II Fund                        --       --         --           --          --       -28.20[n]      --

------------------------------------------------------------------------------------------------------------------

Past performance is not indicative of future results. All total return figures are at net asset value.

The charges and expenses at the insurance company separate account level are not reflected.



[a] Commencement of operations: February 1, 1988.

[b] Commencement of operations: May 1, 1990.

[c] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[d] Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[e] Commencement of operations: May 2, 1994.

[f] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: April 30, 1998. Expense limitations were in effect for The George Putnam Fund of

    Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation,

    total return would have been lower. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges

    (CDSC) and the higher operating expenses applicable to such shares.

[i] Commencement of operations: September 30, 1998. An expense limitation was in effect for this fund during the period; without the limitation, total return would have been lower.

[j] Commencement of operations: April 6, 1998. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[k] Commencement of operations: April 30, 1999.

[l] Commencement of operations: February 1, 2000. An expense limitation was in effect for American Government Income

    Fund during the period; without the limitation, total return would have been lower.

[m] Commencement of operations: June 14, 2000.

[n] Commencement of operations: September 29, 2000.
















PERFORMANCE SUMMARY

----------------------------------------------------------------------------------------------------------------------

Total return at net asset value

(as of 12/31/00)                                    Five years              10 years                     Life

Putnam VT -- Class IB shares          1 year  Cumulative  Annualized   Cumulative  Annualized   Cumulative  Annualized

----------------------------------------------------------------------------------------------------------------------


American Government Income Fund           --%     --%        --%          --%         --%        11.98%[l]      --%

 ......................................................................................................................

Asia Pacific Growth Fund              -44.34    1.05       0.21           --          --          3.36[h]     0.58

 ......................................................................................................................

Capital Appreciation Fund                 --      --         --           --          --         -9.40[n]       --

 ......................................................................................................................

Diversified Income Fund                -0.07   16.40       3.08           --          --         35.40[j]     4.24

 ......................................................................................................................

George Putnam Fund                      9.62      --         --           --          --         13.19[h]     4.75

 ......................................................................................................................

Global Asset Allocation Fund           -4.87   66.41      10.72       198.64       11.56        269.28[h]    10.65

 ......................................................................................................................

Global Growth Fund                    -29.75  100.27      14.90       245.51       13.20        221.61[h]    11.57

 ......................................................................................................................

Growth and Income Fund                  7.92   90.54      13.76       287.26       14.50        472.55[j]    14.47

 ......................................................................................................................

Growth Opportunities Fund                 --      --         --           --          --        -22.10[l]       --

 ......................................................................................................................

Health Sciences Fund                   38.86      --         --           --          --         45.99[h]    15.22

 ......................................................................................................................

High Yield Fund                        -8.51   17.18       3.22       180.69       10.87        163.75[h]     7.80

 ......................................................................................................................

Income Fund                             7.79   26.55       4.82       105.19        7.45        157.75[h]     7.61

 ......................................................................................................................

International Growth Fund              -9.61      --         --           --          --         98.80[h]    18.79

 ......................................................................................................................

International Growth

and Income Fund                         1.33      --         --           --          --         67.08[j]    13.73

 ......................................................................................................................

International New

Opportunities Fund                    -38.67      --         --           --          --         43.20[h]     9.42

 ......................................................................................................................

Investors Fund                        -18.64      --         --           --          --         23.25[h]     8.14

 ......................................................................................................................

Money Market Fund                       5.82   28.77       5.19        57.36        4.64         95.82[h]     5.34

 ......................................................................................................................

New Opportunities Fund                -26.20  109.87      15.98           --          --        228.27[h]    19.51

 ......................................................................................................................

New Value Fund                         22.37      --         --           --          --         52.86[h]    11.22

 ......................................................................................................................

OTC & Emerging Growth Fund            -51.09      --         --           --          --         11.66[h]     4.22

 ......................................................................................................................

Research Fund                          -1.98      --         --           --          --         49.17[i]    19.45

 ......................................................................................................................

Small Cap Value Fund                   24.44      --         --           --          --         28.64[k]    16.27

 ......................................................................................................................

Technology Fund                           --      --         --           --          --        -30.30[m]       --

 ......................................................................................................................

Utilities Growth and

Income Fund                            17.45   96.34      14.45           --          --        189.11[h]    13.03

 ......................................................................................................................

Vista Fund                             -4.09      --         --           --          --        115.16[h]    21.17

 ......................................................................................................................

Voyager Fund                          -16.54  133.36      18.47       530.04       20.21        738.40[h]    17.90

 ......................................................................................................................

Voyager II Fund                           --      --         --           --          --        -28.20[n]       --

----------------------------------------------------------------------------------------------------------------------

Past performance is not indicative of future results. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.



[a] Commencement of operations: February 1, 1988.

[b] Commencement of operations: May 1, 1990.

[c] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[d] Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[e] Commencement of operations: May 2, 1994.

[f] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation,

    total return would have been lower.

[g] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period;

    without the limitation, total return would have been lower.

[h] Commencement of operations: April 30, 1998. Expense limitations were in effect for The George Putnam Fund of Boston,

    Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation, total return would have been lower. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC)

    and the higher operating expenses applicable to such shares.

[i] Commencement of operations: September 30, 1998. An expense limitation was in effect for this fund during the period;

    without the limitation, total return would have been lower.

[j] Commencement of operations: April 6, 1998. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[k] Commencement of operations: April 30, 1999.

[l] Commencement of operations: February 1, 2000. An expense limitation was in effect for American Government Income Fund during the period; without the limitation, total return would have been lower.

[m] Commencement of operations: June 14, 2000.

[n] Commencement of operations: September 29, 2000.










Putnam VT American Government Income Fund



The bond market witnessed some dramatic shifts over the annual period,

but on balance, the results were mostly positive. In keeping with the market's changes, management altered sector allocations in order to take advantage of the relative value offered by Treasuries and

mortgage-backed securities (MBSs). Ultimately, Putnam VT American

Government Income Fund posted performance in line with its peers,

turning in a total return of 12.11% at net asset value for its class IA shares from their inception on February 1, 2000 through December 31,

2000.



The year began with an inverted yield curve as rising short-term interest rates coincided with a sharp decline in the yield on the

30-year Treasury bond. The inverted yield curve stayed in place until

June, when the economy began to slow and the Fed stopped raising rates.

Interest rates actually declined during the third quarter, although bond markets remained somewhat volatile through the end of the year.



As long-term rates declined during the beginning of 2000, Treasuries were the place to be, and the fund was positioned to benefit. MBSs prices became more attractive toward the end of the first quarter, and management bulked up on them while selling off Treasuries that had performed well. Once the MBSs appreciated a bit, management sold off some of the fund's holdings. More recently, management has been adding back to the MBS position. Recent investments have focused on higher-coupon MBSs, which offered attractive prices and solid appreciation potential.



Management also gradually increased the fund's duration over the year.

Duration is a measure of the fund's sensitivity to interest-rate changes; a longer duration positions the fund to benefit more if interest rates continue to decline. Actually, the portfolio's duration as of the year-end represents a neutral stance. Earlier in the year, the team maintained a defensive, lower-duration posture.



Looking ahead, the environment of a slowing economy and declining interest rates should be positive for the fund.



------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income consistent with preservation of capital

------------------------------------------------------------------

PORTFOLIO

Securities issued or backed by the full faith and credit of the U.S.

government or its agencies or instrumentalities or backed by the credit of the government agency

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $10.88

Class IB                                                    $10.87

December 31, 2000

------------------------------------------------------------------

While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.





Putnam VT Asia Pacific Growth Fund



Although the economies and business of Asia continued to achieve healthy performance during 2000, these conditions were only partially reflected in the region's equity performance. For Putnam VT Asia Pacific Growth

Fund, strong gains at the beginning of the year reversed toward the end of the period as concern over the US economy, weaker-than-expected results in technology and telecommunications sectors, rising energy prices, and a near-stagnating Japanese economy led to a decline in Asian markets. For the 12 months ended December 31, 2000, the fund's class IA shares posted a total return of -44.21% at net asset value.



While Asian equities had a tough time during the period, Asian markets offer leading companies in the technology and telecommunications sectors. These sectors represent two of the largest weightings in the fund's portfolio. At the same time, a host of Asian stocks in other sectors offer the combination of earnings growth and attractive valuation the fund's management team seeks. During episodes of volatility over the period, the fund took profits on holdings that had become fully valued and redeployed the assets to diversify the portfolio. For example, we increased the fund's weighting in the outperforming pharmaceuticals sector, added to the fund's Hong Kong holdings, and continued to favor Australian stocks in mining and media because of their relative steadiness amid uncertainty. South Korea is another market with solid potential; although South Korean stocks have had a difficult year, the pace of restructuring has been noticeably faster than in Japan.



The technology and telecom sectors led the fund to strong gains early in the period, then later accounted for much of its negative performance.

Management considers that both the early gains and recent declines have been excessive in relation to the actual performance of the companies;

overly optimistic expectations at the period's outset exacerbated disappointments in subsequent quarters.



In general, the team believes the adverse conditions that eroded confidence recently are generally short-term, and our long-term outlook for the Asian region remains solid.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks of companies located in Asia and the Pacific Basin

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $9.31

Class IB                                                     $9.27

December 31, 2000

------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.

Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.





Putnam VT Capital Appreciation Fund



For growth stocks, the past 12 months have been a study in contrasts. As

2000 began, the growth sector continued to outperform, as it had for over a year. In March, however, a correction set in and the rest of the period remained volatile. Putnam VT Capital Appreciation Fund was not able to sidestep the stock market decline completely and it posted a total return of -9.40% for its class IA shares  from inception on

September 29, 2000 through December 31, 2000.



Management's focus on individual stocks rather than overall industry trends was a tremendous advantage in this market environment. In selecting stocks for the portfolio, the team uses intensive analysis to determine a company's intrinsic worth and then establishes price targets for buying and selling the stock; these valuations are constantly monitored and adjusted by members of the investment team.



The team's investment discipline was especially beneficial in the technology sector, where stocks were hardest hit, particularly during the final two months of the period. Benefiting from intensive company-by-company research, they had already reduced the fund's exposure to technology stocks and were hesitant to add many new stocks to the portfolio. It is important to note that turbulent times like these frequently offer compelling opportunities. By the close of the annual period, the market downturns had considerably reduced the stock prices of many fundamentally strong technology companies, and several were being considered for the portfolio.



Among other sectors, the team increased the fund's financial services holdings, which are well positioned for improvement as the economy slows and interest rates stabilize. In addition to financial services, stocks in the energy and health care sectors boosted fund performance over the period.



As 2001 begins, management will continue to scrutinize the portfolio on a company-by-company basis, seeking long-term potential in growing small, midsize, and large companies.



------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks chosen for their growth potential

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $9.06

Class IB                                                     $9.06

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Diversified Income Fund



Putnam VT Diversified Income Fund weathered a volatile environment relatively well in the past 12 months. As fears of Y2K subsided,

investors focused on the riskier market sectors. The market then moved into a period filled with fears of inflation and fallout from the

Federal Reserve Board's interest-rate hikes, and concluded with an environment dominated by expectations of slower economic growth. For the

12 months ended December 31, 2000, the fund's class IA shares posted a total return of 0.19% at net asset value.



The performance of investment-grade securities was dominated by the economic environment and the action of the Treasury yield curve. A sharp decline in long-term rates, driven by the federal government's buyback of long-term Treasuries, and the sustained rise in short-term rates produced an inverted yield curve for most of the period. Towards the end of the year, the curve steepened as the economy began to show signs of slowing. The fund's position in long-term Treasuries benefited and contributed positive returns. Mortgage-backed securities holdings also delivered positive performance.



The combination of poor equity markets, defaults, and negative mutual fund cash flows contributed to the underperformance of high-yield bonds during the period. As they did in the equity markets, the technology and telecommunications sectors of the high-yield market hit a rough patch in

2000. Management trimmed back the fund's holdings in the sector but it did not completely escape the downturn's effects.



Within the international developed markets, the fund maintained an underweighted position in Japan and took advantage of opportunities for further European economic integration through investments in Greece. The portfolio also opportunistically took advantage of the government bonds of other countries including Canada and Australia. We found attractive valuations within certain areas of the emerging  markets universe. The fund's position in Mexico and Russia contributed to positive performance.



Although the coming months may hold a bit more volatility, the fund's diversified portfolio and flexible investment strategy position it well to meet the challenges.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

High current income consistent with preservation of capital

------------------------------------------------------------------

PORTFOLIO

A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government and corporate investment-grade securities, high-yield bonds, and international instruments

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $9.15

Class IB                                                     $9.11

December 31, 2000

------------------------------------------------------------------

High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.



Putnam VT The George Putnam Fund of Boston



What began as an environment largely hostile to undervalued stocks and corporate bonds turned around sharply after the NASDAQ peaked on March

10 and investors rediscovered the value of value investing. For the 12 months ended December 31, 2000, the fund's class IA shares tallied a total return of 9.82% at net asset value.



The narrow leadership of technology and telecommunications sectors that characterized the stock market for most of 1999 and early 2000 presented value managers with numerous opportunities to invest in some growth-related stocks outside these sectors. The management team took advantage of the situation to add names in energy, consumer staples including food and beverages, and even telecommunications once these stocks came off their lofty valuation heights.



The fund enjoyed strong performance from its overweight position in consumer staples such as Coca-Cola, Heinz, and McDonald's as investors turned to these basic necessity stocks when they became nervous about the overall market. Our food holdings also benefited from consolidation in the industry which pushed up prices. The fund's overweight position in energy benefited as oil prices peaked over $30 per barrel. Toward year-end, management took some profits here, believing prices may soon decline. An overweight position in electric utilities stocks contributed substantially to performance. Among telecommunications stocks, the fund remained underweight in long-distance providers which underperformed due to pricing pressures. An overweight position in regional Bell operating companies produced handsome results.



Performance in the fund's bond holdings remained subdued. Strong demand for long-term Treasuries and the inverted yield curve continued to pressure corporate and high-yield bonds.



Going forward, the slowing economy should have a positive effect on value investing and we remain watchful for  appropriate investment opportunities.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation and current income

------------------------------------------------------------------

PORTFOLIO

Common stocks and bonds

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $10.96

Class IB                                                    $10.94

December 31, 2000

------------------------------------------------------------------



Putnam VT Global Asset Allocation Fund



As several major market trends reversed during the past 12 months,

Putnam VT Global Asset Allocation Fund's strategies were put to the test. The management team focused not only on seizing opportunities for capital appreciation and income but also on providing defensive measures during market transitions. For the 12 months ended December 31, 2000,

the fund's class IA shares posted a total return of -4.87% at net asset value.



The period began with the U.S. stock market narrowly focused on a small group of large-capitalization growth stocks as it had been for some time. The market corrected in March, and investors shifted assets away from the volatile technology sector and into more defensive areas including the financial, health care, utilities, and energy sectors.

Value stocks became star performers, and small- and mid-cap stocks had better returns than their large-cap counterparts. In response, the asset allocation funds favored value-oriented sectors, with a slight emphasis on small- and mid-cap stocks.



Among bonds, higher-quality issues continued to outperform lower-quality tiers. High-yield bonds lagged, while mortgage-backed securities fared better. Signs of a slowing economy and the end of the Federal Reserve

Board's interest-rate increase cycle buoyed bonds such that Treasury bonds and investment-quality corporate bonds actually outperformed stocks for the third quarter of 2000.



International equities were a drag on fund performance during the latter half of the annual period. Poor performance from international growth stocks and emerging-markets stocks in particular dampened the positive results achieved from the funds' value orientation. International bonds continued to provide lackluster results, and the fund remains underweighted in non-U.S. bonds. Emerging-markets bonds generally had impressive returns, although prices dropped modestly at the end of the period.



Going forward, management favors equities over bonds on a global basis,

especially stocks from companies involved in the new economy.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

A high level of long-term total return consistent with preservation of capital

------------------------------------------------------------------

PORTFOLIO

A managed asset allocation portfolio spread across domestic and international stock and bond markets

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $16.66

Class IB                                                    $16.67

December 31, 2000

------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.



Putnam VT Global Growth Fund



Putnam VT Global Growth Fund began its fiscal year with global growth stocks in the midst of an historic rally. Unfortunately, the surge began to subside soon after 2000 began. While the enthusiasm of investors and the direction of markets changed course, the fundamental performance of most of the companies the fund owns did not. These companies continue to deliver rapid earnings, revenue, and unit growth. For the 12 months ended December 31, 2000, the fund's class IA shares reflected the market environment, delivering a total return of -29.64% at net asset value.



The stocks that drove the fund's strong gains for most of the period's first half were primarily those of technology and telecommunications companies. However when interest rates in the United States and Europe began to rise, markets became concerned that many of these stocks had become overvalued, and a correction set in. From March to May, the fund experienced a significant decline. To lower the fund's risk exposure,

management reduced several of its Japanese positions. For the balance of the year, stocks in these leading growth sectors have remained volatile.



As part of our growth-oriented investment strategy, management is always on the lookout for stocks that may deliver positive earnings surprises that can result in significant gains. Over the past year, the team has identified several such stocks in many different sectors -- a real change from the previous year when almost all the possible surprises we could identify lay in the technology and telecommunications sectors.

This year, we added companies in consumer nondurables industries including food and beverages, pharmaceuticals companies, energy firms,

and financial services companies. Indeed, financial holdings were among the fund's top performers during the period.



As global markets continue to reassess growth stock valuations, we believe our emphasis on sector diversification and careful country selection will continue to position the fund for positive performance.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

An internationally diversified common stock portfolio

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $18.10

Class IB                                                    $18.02

December 31, 2000

------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.





Putnam VT Growth and Income Fund



Amid a tumultuous period marked by extreme volatility and shifting market sentiment, Putnam VT Growth and Income Fund applied its value strategy consistently with mixed but ultimately strong results. For the first two months of the year, investors turned away from the stocks of high-quality, established companies which form the backbone of this fund's portfolio. However, investor favor returned to this sector following an early March market correction, lifting the valuations of many fund holdings and boosting fund performance significantly. For the

12 months ended December 31, 2000, the fund's class IA shares posted a total return of 8.11% at net asset value.



Throughout the period, the fund maintained wide diversification and benefited from positive results in many sectors. Once market leadership broadened in March, the fund enjoyed strong performance from financial,

health-care, energy, and electric and natural gas utilities holdings. In the financial sector, management took advantage of exceptionally low valuations early in the year to selectively build the portfolio's position. After midyear, as it became more likely that the Fed had stopped raising short-term interest rates, financial stocks began to rebound strongly. The team also took advantage of a late 1999 - early

2000 sell-off of health-care and pharmaceutical stocks to purchase a number of high-quality issues at attractive prices. Exposure to these sectors grew to represent about 12% of the portfolio, which benefited the fund handsomely as health-care companies grew steadily and valuations rose.



The utilities sector followed a pattern similar to the financial sector:

prices for stocks of electric and natural gas utilities companies reached unusually low levels, and then staged a dramatic comeback that boosted fund returns. Indeed, the utilities sector has been the best-performing market sector in the United States this year.



In the months ahead, we will remain true to our value strategy and continue to acquire stocks that should do well in a slowing economy.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital growth and current income

------------------------------------------------------------------

PORTFOLIO

Primarily common stocks and convertible securities

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $25.85

Class IB                                                    $25.76

December 31, 2000

------------------------------------------------------------------





Putnam VT Growth Opportunities Fund



After several years of undeniable market leadership, large cap growth stocks lost favor in the early spring of 2000. The market correction that swept technology and telecommunications stocks tipped the scales in favor of value stocks and away from the stocks of large U.S. companies that form the backbone of this fund's portfolio. Astute stock selection helped mitigate some of the losses, although performance for the period was somewhat disappointing. From inception on  February 1, 2000 through

December 31, 2000, Putnam VT Growth Opportunities Fund's class IA shares posted a total return of -22.00%.



Although stock investors initially viewed the Fed's interest-rate increases favorably, they soon began to fear that the economy -- and in turn, corporate profitability -- would slow too much. These worries combined with the federal government's antitrust ruling against

Microsoft to create a meaningful market correction. Small- and mid-cap technology stocks led the decline, although many large-cap tech stocks soon felt pressure. With approximately half of the fund's portfolio invested in technology, the fund could not fully escape the effects of the downturn. Still, some tech and telecom  holdings continued to outperform.



Individual stock selection was the key to performance over the period.

By utilizing Putnam's extensive research capabilities, management was able to identify companies whose growth potential represents a long-term trend despite possible bouts of stock price volatility. In fact, even in the face of continued volatility, the fund's best performers were many of our highest growth, most aggressive stocks. An overweight position in financial stocks boosted performance as this sector rallied in the face of stabilizing interest rates. Health care holdings also performed well,

as did consumer staples stocks.



Although volatility remains, we continue to find attractive investment opportunities among large U.S. companies that are well positioned for growth over the long term.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Primarily common stocks of large companies believed to offer above-average growth potential

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $7.80

Class IB                                                     $7.79

December 31, 2000

------------------------------------------------------------------

This fund's concentrated portfolio may add a measure of volatility to performance as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.





Putnam VT Health Sciences Fund



The fall from grace of the high-flying technology and telecommunications sectors in March was excellent news for the health-care sector. As the

U.S. economy and earnings growth weakened, investors sought out stocks with more predictable growth rates. Health care stocks fit the bill. In fact, this market sector has been a leading performer for the year and

Putnam VT Health Sciences Fund benefited accordingly. For the 12 months ended December 31, 2000, the fund's class IA shares turned in a total return of 39.14%.



The fund maintains a diversified portfolio of health-care stocks.

Pharmaceuticals are well represented, and in fact management took advantage of near-historic-low valuations late in 1999 to add more drug companies to the portfolio. This addition was fortuitous, since these stocks outperformed in the wake of the March stock market correction.

Biotechnology remains another large position in the portfolio. This sector has been volatile, but we believe the human genome project and new approaches to developing medicines holds great promise for the performance of stocks from biotechnology companies.



After a difficult few years, health care services stocks, including HMOs and hospitals, have strengthened over the period and we added to our holdings. Enrollment in HMOs has grown and many organizations are improving their profit  margins. Hospitals too, are beginning to see their business fundamentals strengthen.



No sector stands to benefit more from the aging populations than health care, and long-term growth potential remains strong throughout the sector. Pharmaceutical companies have impressive pipelines of drugs in development and the innovation and growth potential in the

still-emerging biotechnology industry is extremely impressive. The fund remains committed to its strategy of diversifying across the health-care sector while keeping a strategic eye on market conditions.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Primarily common stocks of companies in the health sciences industries

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $14.61

Class IB                                                    $14.58

December 31, 2000

------------------------------------------------------------------

Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.





Putnam VT High Yield Fund



Unfortunately, 2000 has been the worst year for high-yield bonds since

Drexel Burnham Lambert went bankrupt in 1990 and the high-yield market collapsed. There are several reasons for the market's decline, including higher interest rates, an increase in defaults, an inverted Treasury yield curve, and the effects of a glut of issuance in 1997 and 1998.

However, the most significant factor was probably the NASDAQ's massive decline, which dramatically affected the fortunes of many high-yield issuers. For the 12 months ended December 31, 2000, Putnam VT High Yield

Fund's class IA shares turned in a total return of -8.45%.



Amidst this challenging environment, management has taken several defensive steps to mitigate losses. First, we began reducing the fund's telecommunications holdings at the beginning of the year, before the sector began to decline in earnest, and have continued to pare them throughout the period. Secondly, we have invested a substantial amount of assets in senior secured floating-rate bank loans, which are much less likely to face the kind of credit problems many high-yield bonds have encountered and -- because they are floating-rate instruments --

are essentially free from interest-rate risk.



Finally, the fund benefited from a number of mergers and acquisitions during the year. When a high-yield issuer is acquired by a larger company with a strong balance sheet, the value of the former's bond holdings can increase substantially. In some cases, bonds are upgraded from "junk" status to investment-grade,  giving their prices an enormous boost. That is exactly what  happened to several of the fund's holdings this year.



We are cautiously optimistic that the high-yield market will bottom out next year and begin to recover over the next several years. In the meantime, the fund's strategy will remain defensive and carefully opportunistic.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

High current income, with a secondary objective of capital appreciation

------------------------------------------------------------------

PORTFOLIO

Primarily high-yielding lower-rated corporate bonds and notes

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $8.98

Class IB                                                     $8.97

December 31, 2000

------------------------------------------------------------------

High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.





Putnam VT Income Fund



Amid the changing winds of investor sentiment that characterized the past 12 months, Putnam VT Income Fund posted positive returns as higher-quality high-yield bonds provided attractive yields and a large position in Treasuries offered a measure of safety. The fund turned in a total return of 8.01% for its class IA shares for the 12 months ended

December 31, 2000.



Bonds experienced two very different periods within the past year.

During the first half, investors coped with a backdrop of Federal

Reserve Board interest-rate increases and the U.S. Treasury's curtailment of Treasury security supply. Over the past six months, the bond market adjusted to the perception that economic growth was slowing and the belief that the Fed would hold the line on interest rates or perhaps even lower them to head off recession. With one third of the portfolio in Treasuries, the fund benefited as lower supply and higher demand led Treasuries to significantly outperform in the early months of

2000. As economic winds and market sentiment began to change, management reduced the fund's allocation to corporate bonds, decreasing exposure to longer-maturity corporate issues in particular. These securities were most susceptible to price downdrafts as credit concerns arose. In turn,

we increased the fund's stake in mortgage-backed securities. These securities provided additional yield with less credit risk and fared well in a period of relative interest-rate stability.



The fund also maintained a small allocation to higher-quality high-yield bonds, because they offered attractive yields and the prospect of solid performance going forward. High-yield bonds have been in the doldrums since the devaluation of the Russian ruble in 1998, and we believe they may be nearing a bottom. With yields averaging over 13%, near-record yield spreads over Treasuries, and an expected leveling off of defaults next year, high yield represents an attractive opportunity.



In the coming months, we will keep a careful watch on the economy and the Fed to be sure your fund is well positioned for all developments in the market.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income consistent with preservation of capital

------------------------------------------------------------------

PORTFOLIO

Investment-grade and high-yield bonds, and U.S. government securities

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $12.61

Class IB                                                    $12.58

December 31, 2000

------------------------------------------------------------------

High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.





Putnam VT International Growth Fund



As international stock markets exhibited varying degrees of volatility,

strong stock selection and sector positioning helped Putnam VT

International Growth Fund cushion its portfolio against much of the turbulence. Nevertheless, for the 12 months ended December 31, 2000, the fund's class IA shares posted a total return of -9.48% at net asset value.



Early in the period, widespread economic improvement around the globe allowed markets to concentrate on the strong growth prospects of sectors such as telecommunications, media, and technology. Consequently, sector positioning had more impact on the performance of international investments than country weightings.



The fund shifted its sector weightings over the course of the year.



Initially, technology, telecommunications, and media stocks were the most heavily favored sectors in the portfolio. Management's research prompted an overweighting in these sectors early on, as the team identified stocks that proved to be leading performers in industries including manufacturers of computer and communications hardware,

networking equipment, handheld devices, and the service companies that stand behind them.



When technology and telecommunications stocks peaked during the first quarter of 2000, the team had already begun moving some assets into more defensive sectors including health care, energy, and financials. While the fund could not sidestep the downturn entirely, early action helped mitigate its effects. For the remainder of the year, health care,

energy, and financial holdings performed well. In addition, holdings of mid-cap stocks, a sector of the market that outperformed, were substantially increased.



Geographically, the fund's underweight position in the underperforming

Japanese market also aided performance. The fund retains an overweight position in Europe, where stock selection was a key factor in the fund's positive returns for the period. Going forward, prospects in Europe and

Asia ex-Japan remain strong.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks of companies located outside of North America

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $17.72

Class IB                                                     $17.67

December 31, 2000

------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.





Putnam VT International Growth and Income Fund



During the year 2000, investors were reminded that periods of excessive exuberance in market expectations are always followed by a return to earth. This past year, the most overvalued sectors of the market --

Internet-related stocks and new, unproved telecommunications companies with no cash flow or earnings -- returned to reality and were once again valued on their fundamentals. As investor sentiment shifted toward less risky securities, the stocks in Putnam VT International Growth and

Income Fund's portfolio rebounded. Overall, the fund's low-risk approach to international investing proved effective during a period of great volatility. For the 12 months ended December 31, 2000, the fund's class

IA shares posted a total return of 1.36% at net asset value.



By diversifying across many sectors, investing in stocks from leading industrialized countries and avoiding areas of extreme volatility, the fund is designed to provide a lower-risk strategy to pursue the growth potential of international markets. These strategies proved their worth when the market took a severe tumble this year. The stocks in the portfolio behaved defensively, providing a positive return even in a tough market environment.



Over the period, the management team emphasized financial services,

basic materials, and utilities, all of which performed well. Despite the sectors' difficulties and the portfolio's underweight positions,

technology, telecommunications services, consumer-oriented stocks and health-care holdings also provided strong returns due to effective stock selection. The portfolio remained underweight in technology, although management has taken advantage of some attractive valuations to selectively add holdings. Basic materials and consumer cyclicals remain underweighted, given the uncertain economic outlook.



Looking forward to 2001, the management team believes the recent interest rate cut in the United States makes similar cuts in Europe very likely, setting the stage for a bottoming in the U.S. This could put fire into the continuing recovery for the non-U.S. economics and markets, which has been underway since the Asian crisis of 1998. While

U.S. value stocks remain undervalued, relative valuations in foreign markets appear even more attractive.



The fund's focus on broad diversification by industry and region, and on large established dividend-paying companies, reduces the risks of investing in international markets. At the same time we continue to believe the International Growth and Income Fund, specifically designed to search for those companies which are undergoing significant, positive fundamental change, targets exactly those companies which are poised to perform well in the current market environment of dramatic change.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation, with a secondary objective of current income

------------------------------------------------------------------

PORTFOLIO

Common stocks

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $13.28

Class IB                                                    $13.25

December 31, 2000

------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.





Putnam VT International New Opportunities Fund



In the past year, international equity markets have shown just how quickly investor sentiment can change. The period began with investors showing extraordinary confidence in the growth stocks this fund favors and concluded with these same stocks correcting sharply and then remaining extremely volatile. For the 12 months ended December 31, 2000,

Putnam VT International New Opportunities Fund posted a -38.56% total return at net asset value for its class IA shares.



The technology and telecommunications sectors that represented large portions of the fund's portfolio led international markets to historic gains as 1999 concluded and 2000 began. These sectors are in the early phases of overwhelming change as the world taps the full potential of computing and high-speed telecommunications. Since February, however,

rising short-term interest rates in Europe and the United States prompted a correction in technology stock valuations. Then in the spring, large European telecom companies paid more than the market anticipated for new government licenses for the next generation of wireless telephone services. The final blow also came in the summer with lower-than-expected sales of computer and consumer electronics.



Amid these difficulties, a more diverse group of holdings contributed to fund returns. The management team had added many rapidly growing financial and health care companies to the portfolio and these performed well. Media stocks also  contributed solid gains, as did smaller service companies.



Currently, the fund favors European markets over Japan because of attractive valuations relative to earnings growth rates. The team believes that the shifting nature of investors' sentiments over the period stands in contrast to the strong long-term growth outlook for most of the stocks in the portfolio. The most recent short-term adversity does not derail the long-term structural changes that have improved the growth potential of many companies.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks of companies principally traded outside the United States

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $13.71

Class IB                                                    $13.67

December 31, 2000

------------------------------------------------------------------

Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Investors Fund



With its heavy technology weighting, Putnam VT Investors Fund could not fully escape the downturn and subsequent volatility that rocked this sector beginning in March. Nonetheless, by focusing on industry-leading companies with strong global presence, the fund was able to mitigate some of the losses. For the 12 months ended December 31, 2000, the fund's class IA shares provided a total return of -18.47%.



Technology remains the fund's largest sector, although at the end of the period, its weighting was the lowest it has been in approximately two years. Despite the sector's correction over the period, technology holdings remained a primary driver of fund returns. In fact, significant market appreciation transformed several fund holdings from

mid-capitalization stocks to large-capitalization stocks. Management is still quite positive about the sector from a fundamental perspective --

particularly the data storage and wireless industries, which should benefit from increased demand. Although near-term volatility is likely to continue, technology's long term performance potential remains strong.



Management increased the portfolio's weightings in financial services and health care over the period. While not the superstar performers that energy and utilities were, these sectors performed well over the period and the increased weightings boosted fund returns. In health care,

pharmaceutical and biotechnology stocks contributed to performance.

Insurance companies were the outperformers among the fund's financial holdings.



Basic materials and the more traditional parts of the telephone industry, namely, firms that provide local and long-distance services,

underperformed.



Until the economic landscape becomes more settled, management expects additional market volatility. Volatility can be a time of opportunity,

however, as it has been during the recent period. Over the long term,

the team believes large-cap growth stocks will retain their potential,

as their ability to increase revenues and earnings has been demonstrated over many decades.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Primarily high-quality common stocks

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $12.36

Class IB                                                    $12.31

December 31, 2000

------------------------------------------------------------------





Putnam VT Money Market Fund



For most of the annual period, the money market sustained positive momentum. For the 12 months ended December 31, 2000, Putnam VT Money

Market Fund tallied a total return of 6.03% for its class IA shares.



Yields on money market securities remained attractive over the period,

especially relative to yields on longer-term bonds. Demand for money market securities continued to grow substantially. The growth occurred unevenly over the period, however, as investors moved assets in and out of money market funds in step with stock market volatility. Nevertheless,

higher money market yields are among the reasons for the overall increase,

along with the attractive relative stability offered by many money market instruments.



As interest rates continued to rise, management used duration -- a measure of interest-rate sensitivity -- as a tool for managing the fund.

For most of the period, duration was kept slightly longer than the market. Besides allowing the fund to capture additional income, this longer duration also enabled the fund to avoid reinvestment when money market yields started to decline in the fall. We also kept the portfolio's maturities concentrated in the short and long ends of the money market maturity range. This kept the fund flexible enough to handle asset flows while positioning it to take advantage of anticipated additional Fed intervention.



Over the period, management continued to seek high income by maintaining the fund's allocation to floating-rate money market instruments. Because the yields on these securities are reset frequently, investing in these securities allows the fund to capture extra income when rates are rising, as was the case for most of the period.



Superior quality and preservation of capital remain hallmarks of the fund's portfolio strategy. In the coming months, management will seek opportunities to extend portfolio duration marginally while continuing to maintain strict credit standards.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Current income consistent with preservation of capital and maintenance of liquidity

------------------------------------------------------------------

PORTFOLIO

Primarily high-quality money market instruments

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $1.00

Class IB                                                     $1.00

December 31, 2000

------------------------------------------------------------------

An investment in Putnam VT Money Market Fund, in which annuity subaccounts invest, is not insured or guaranteed by the Federal Deposit

Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.





Putnam VT New Opportunities Fund



As an aggressive growth investment, Putnam VT New Opportunities Fund tends to feel pressure when aggressive growth stocks decline. This was certainly the case in 2000. Despite these short-term difficulties,

management remains convinced that targeted holdings in both technology and our other growth sectors will outperform the overall equity market over the long term. For the 12 months ended December 31, 2000, the fund's class IA shares turned in a total return of -26.09% at net asset value.



Skyrocketing performance from technology stocks and record-breaking returns for U.S. market indexes reversed sharply in March, when the slowing economy, rising interest rates, and stock valuation concerns produced a strong market correction. Technology, media, and

telecommunications stocks were hardest hit. These sectors represent over one-half of the portfolio, so the downturn took its toll. Stock selection remained strong, however, resulting in some bright spots.

Overweight positions in certain biotechnology and pharmaceuticals stocks boosted performance, although an underweight position in the outperforming health care sector detracted overall.



Within the technology sector, the fund is focused on areas such as security, storage, optical equipment, data applications, software, and semiconductors. Although these rapidly changing sectors are prone to volatility, management continues to believe that they also offer the greatest potential long-term returns. In the wake of the market decline,

many of these stocks were selling at attractive valuations and the fund took advantage of numerous buying opportunities.



After technology, telecommunications services and media are the portfolio's two largest sector concentrations. In telecommunications,

the fund holds a group of domestic and international emerging services stocks. In media, the fund tends to focus on more traditional areas including radio and television.



Although a slowing economy tends to result in lower  corporate earnings expectations, the fund remains focused on high-growth companies that are positioned to perform well regardless of the market environment.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks of companies in market sectors with above-average long-term growth potential

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $29.89

Class IB                                                    $29.77

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT New Value Fund



Market conditions for this fund changed substantially between the first few months of 2000 and the rest of the year. At the outset, the market remained focused on fast-growing, high-priced technology stocks --

stocks that this fund typically avoids. Then in March, the NASDAQ corrected sharply and market sentiment shifted toward fundamentally healthy companies, handsomely rewarding value investors including this fund. For the 12 months ended December 31, 2000, Putnam VT New Value

Fund turned in a total return of 22.59% for its class IA shares.



As a consequence of investors' narrow focus on technology, many high-quality stocks from other sectors had become overlooked and undervalued. Management took advantage of this situation to upgrade the quality of the portfolio, buying blue-chip names as they landed on the bargain counter. For example, several pharmaceutical holdings were added when unusually low valuations translated into attractive yields and P/E ratios -- an uncommon occurrence for pharmaceuticals, which are typically associated with growth portfolios. Banking and financial stocks also became more reasonably priced, and the team added some high-quality names.



When indicators showed the economy to be slowing, management carefully constructed the portfolio to benefit. The team reduced the fund's exposure to capital goods-oriented companies and cyclical companies in general, with the expectation that a slowing economy could compromise their performance. The slowdown may also adversely affect technology spending, so the fund is invested only sparingly in this still overvalued sector.



In terms of sectors, the fund benefited particularly from improved performance in the health-care, utilities, energy, and financial sectors. In the months ahead, management remains committed to owning the best companies within the universe of undervalued stocks. The fund's recent performance demonstrates once again that staying true to our value-oriented investment strategy can provide valuable diversification and positive returns over the long term.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term capital appreciation

------------------------------------------------------------------

PORTFOLIO

Undervalued common stocks

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $13.52

Class IB                                                    $13.49

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT OTC & Emerging Growth Fund



After beginning the year with superior returns, Putnam VT OTC & Emerging

Growth Fund experienced a major setback in the wake of the March stock market correction. Technology, telecommunications, and business services sectors fell sharply, and the fund's underweight position in health care was also a drag on performance. For the 12 months ended December 31,

2000, the fund's class IA shares provided a total return of -51.03%.

Management used the correction as a buying opportunity, however,

rigorously researching portfolio additions with strong fundamentals and long-term growth potential.



The downturn that swept the stock market in March hit hard at the fund's largest sector concentration: technology. However, demand trends for technology remain strong and valuations are, for the most part, back in historical ranges. Management took advantage of the correction to add holdings in semiconductors and software. Our approach to the dot-coms is cautious; we seek only those media or e-commerce companies with viable business models and long-term growth potential. Businesses recognize the need to get on-line in order to remain competitive and Internet-based technologies hold strong growth potential. The B2B market is particularly attractive as it is still in its infancy and has already created unprecedented demand for new products and services while increasing Internet traffic exponentially. In the telecommunications sector, cellular communications still hold great promise as flat rate plans make cell phones more affordable and continue to accelerate subscriber growth.



While it is true that technology has been beleaguered this year, this sector has also been a key contributor to the fund's long-term performance. Management continues to believe that technology has the strongest long-term growth potential and will be the driving force behind the economy and productivity gains over the next several years.

Volatility is to be expected in a fund like this one, which invests in small to midsize companies with higher-than-average valuations, however,

over time these are also the companies with the greatest long-term growth potential.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Above-average growth potential

------------------------------------------------------------------

PORTFOLIO

Common stocks primarily of small to medium-sized emerging growth companies

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $11.06

Class IB                                                    $11.03

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Research Fund



Effective stock selection in health care, communication services,

utilities, consumer cyclicals, and technology enabled Putnam VT Research

Fund to withstand much of the market's volatility over the annual period. For the 12 months ended December 31, 2000, the fund's class IA shares turned in a total return of -1.84%.



The fund's disciplined investment process has shown its mettle over the past year as two vastly different market environments held sway. In the first few months of the year, growth stocks -- especially high-flying,

aggressive-growth technology stocks -- outperformed. Following the early

March correction, value stocks came to the fore. Through it all, the portfolio of stocks recommended by Putnam's equity analysts performed well.



Strong stock selection in the technology sector was a major driver of performance, although the portfolio remains underweight in this sector.

The fund was also underweighted in consumer cyclical stocks, which have underperformed due to the slowing economy. A modest overweighting and solid stock selection in health care also contributed to returns. The portfolio's health care position is focused on pharmaceutical companies with strong product pipelines and drug development programs. The largest portion of the portfolio is in communication services, where growth potential is strong due to demand for faster delivery of voice, data,

and Internet services to the home, office, cellular phone, and other mobile devices.



Sectors that detracted from returns included an overweight position in media stocks, financial stocks, and in some new economy communications companies including long-distance telephone service providers.



Going forward, Putnam's analysts are considering a number of macroeconomic factors, such as the slowing economy, corporate earnings warnings, and the uncertainty surrounding energy prices. However, we remain convinced that Putnam's world-class research team will continue to build an all-weather portfolio.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks including growth and value stocks

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $14.32

Class IB                                                    $14.28

December 31, 2000

------------------------------------------------------------------





Putnam VT Small Cap Value Fund



The broadening of investor interest that swept the stock market in March was good news for value stocks, and Putnam VT Small Cap Value Fund made the most of this positive shift in sentiment. For the 12 months ended

December 31, 2000, the fund's class IA shares turned in a total return of 24.62%.



Three main factors helped boost the fund's returns over the annual period. First, the correction among technology and telecommunications stocks shifted dominance away from large-cap growth stocks. The small companies this fund invests in held up well under close scrutiny; these undervalued companies offer potentially less downside risk than the overall universe of small companies, which includes more aggressive stocks with higher price multiples. Also, they offer greater potential growth than the overall market.



The second helpful factor was the direction of interest rates. Economic indicators point to a slowdown; consequently, the Fed moved from a bias toward higher rates to a position of neutrality, and then into a bias toward lower rates after the close of the fiscal year. As the threat of rising interest rates has subsided, the economically sensitive stocks in which the fund invests have become increasingly attractive.



Finally, the fund benefited from a large number of mergers and acquisitions during the period. While the management team does not specifically target stocks of companies that are ripe for takeover, a company that possesses the blend of  attributes we seek often makes a good candidate for acquisition.



In terms of sectors, health care, financial services, and energy were the fund's top performers for the period. The team had taken advantage of low valuations in these sectors to opportunistically increase portfolio weightings early on. The  technology sector also produced several winners.



In the months ahead, management will continue to seek out undervalued small cap companies and to limit volatility by seeking out companies most likely to undergo positive change.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks of small-capitalization companies with potential for above-average capital growth

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $12.81

Class IB                                                    $12.79

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Technology Fund



The initial months of operation can be challenging for any fund, but

Putnam VT Technology Fund debuted in a particularly difficult environment for the technology-related stocks in which its fund invests.

The fund began operations June 14, 2000 on the heels of a historically steep decline for the Nasdaq Composite Index, a common measure of technology stock performance. The months since then have remained volatile and the fund's performance reflects this. From inception on

June 14, 2000 through December 31, 2000, the fund's class IA shares posted a total return of -30.20% at net asset value.



It is important to note that the market decline was not necessarily bad news for the fund. In the wake of the downturn, many stocks were selling at prices significantly lower than their market highs. As a result,

management was able to add holdings to the portfolio whose prices were more attractive than we had seen in quite some time.



The fund also benefited from its flexibility to invest across a wide range of industries. Any company whose products or services are related to technology may be considered for the portfolio. Regardless of their size, companies targeted by management are those believed to have superior financial strength, strong management, and solid long-term growth potential. At the end of the period, the fund had holdings in industries including software, hardware, telecommunications equipment,

semiconductors, networking, data storage, and wireless communications.



Over the period, the software sector was a top performer as spending for

E-commerce initiatives remained robust. The PC sector exhibited weakness as did semiconductors. Investors also remained concerned about the outlook for telecommunications spending.



Despite the many challenges of the recent period, management remains convinced that technology-related businesses offer solid long-term performance potential and that Putnam has the expertise and resources to capitalize on this potential.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks primarily of U.S. companies in the technology industries with a focus on growth stocks

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $6.98

Class IB                                                     $6.97

December 31, 2000

------------------------------------------------------------------

Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Utilities Growth and Income Fund



While many other utilities funds succumbed to the temptation to increase their emphasis on high-risk telecommunications stocks over the past year, Putnam VT Utilities Growth and Income Fund's fund resisted -- and was rewarded. Telecommunications stocks soared early in the year only to fall sharply in March. By emphasizing more conservative investments that appeared undervalued, the fund was extremely well positioned for this return to reality. In fact from March through the end of the year,

electric utilities have been second only to pharmaceutical stocks as a place to turn for solid returns with relatively low risk. For the 12 months ended December 31, 2000, the fund's class IA shares posted a total return of 17.61% at net asset value.



Throughout the year, the fund emphasized electric utilities. As recently as the beginning of the year, some of these stocks were selling at just seven or eight times their earnings, which made them a welcome haven for investors after the tech bubble burst. In addition to bargain prices,

the growth prospects of selected electric utilities companies also made them  rewarding investments for the fund.



In selecting both electric and natural gas companies, management has generally focused on local companies that have direct connections to consumers' homes. Ultimately, the team believes these companies may become acquisition targets for larger companies anxious to broaden their distribution. For some of the same reasons, they also put greater emphasis on regional  telephone companies, underweighting the long-distance players.



Because management considers it important for a conservative investment to provide as attractive an income as possible, the fund has also held approximately 7% of assets in bonds issued by many of the same utility companies that are in the equity portfolio.



In the coming months, our conservative, value-oriented  investment approach should continue to serve the fund well.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital growth and current income

------------------------------------------------------------------

PORTFOLIO

Common stocks and bonds issued by public utility companies

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $18.13

Class IB                                                    $18.09

December 31, 2000

------------------------------------------------------------------

Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.





Putnam VT Vista Fund



While the correction that swept the stock market in March certainly affected the midsize stocks in which Putnam VT Vista Fund invests,

mid-cap growth stocks held up better than many of their large-cap brethren. The downturn took its toll, however, and fund performance reflects this challenging environment. For the 12 months ended December

31, 2000, the fund's class IA shares turned in a total return of -3.98%

at net asset value.



Three major uncertainties fueled the difficult market environment of the past several months. First was the slowing U.S. economy and choppy earnings from some flagship, bellwether companies. Second were revenue shortfalls experienced by a number of companies doing business in Europe as a result of the euro's low level. Finally, investors remain concerned about talk of capital spending decreases, especially in the

telecommunications area, which has been one of the strongest growth areas for technology.



The good news for the fund has been the broadening of stock market leadership, allowing management to expand the portfolio beyond technology -- something we have wanted to do for some time. Currently,

health care represents just under 25% of the portfolio. The fund has enjoyed strong returns from this sector, including holdings in the medical technology and biotechnology areas. In consumer cyclicals, the fund is focused on companies with strong brand names that tend to hold up through changing economic cycles. Management is optimistic about prospects in many growth sectors, including consumer, capital goods,

financials, and energy. Of course, the team is still committed to the technology sector and remains confident about the long-term outlook of the fund's technology holdings.



Although the fund has felt the impact of the market corrections, mid-cap stocks are still performing well and stand to benefit more from investors' broadened perspective and renewed appreciation for asset allocation.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Common stocks with potential for above-average capital growth

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $19.65

Class IB                                                    $19.60

December 31, 2000

------------------------------------------------------------------

The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Voyager Fund



The stock market took investors on a memorable journey during the year

2000, as early exuberance gave way to correction and then ongoing volatility. Putnam VT Voyager Fund's timely sector weightings and strong stock selection helped moderate the market turbulence to some extent.

For the 12 months ended December 31, 2000, the fund's class IA shares posted a total return of -16.41% at net asset value.



The fund's strategy continues to target high-quality, large- and mid-cap stocks across a range of industries. In the past year, the sectors that contributed the most to performance were technology and finance.

Technology benefited from both the team's underweighting and strong stock selection. In finance, stock selection was also a key contributor but it was an overweighting in the portfolio that proved particularly effective. On the negative side, the fund's underweight position in the outperforming pharmaceuticals area detracted from performance. Consumer staples also dampened results, due to both overweighting and poor stock selection in the media sector.



Over the past several months, management has been shifting the portfolio's sector weightings into a more defensive position. The technology weighting was reduced steadily in September and October, and much of the assets redeployed into the financial and health care sectors.



While management is concerned that the valuations of many technology stocks fail to fully account for the current economic slowdown and its effect on expected earnings, the team has begun to trim the fund's defensive posture. Should the Federal Reserve make additional interest rate cuts, the fund will be well positioned to capitalize on those companies most likely to benefit from the lower rates.



The portfolio remains widely diversified and management has confidence in the ability of current holdings to deliver  attractive returns over the long term.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Stocks of "emerging growth" companies with significant growth potential and established companies with positive growth prospects

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                    $48.82

Class IB                                                    $48.64

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Putnam VT Voyager II Fund



Like most aggressive growth funds, Putnam VT Voyager II Fund experienced difficulties this year as investors shifted assets away from growth stocks and into more value-oriented sectors. Nonetheless, the fund's multisector approach -- which emphasizes rapidly growing companies of any size -- continues to position it well for long-term performance.

From inception on September 29, 2000 through December 31, 2000, the fund's class IA shares provided a total return of -28.20% at net asset value.



The fund's mission is to find companies that exhibit strong earnings growth prospects. Recently, many of these companies were found in the technology sector, which currently  represents approximately 44-55% of the portfolio. Despite the current market volatility, management continues to believe this sector will remain the driving force behind productivity and economic growth. Fundamentals for technology companies remain strong, and many valuations have come down to attractive levels.

Accordingly, we are taking this opportunity to add selected holdings.

Telecommunications infrastructure, business-to-business e-commerce, data storage, and software all offer great opportunity. The fund successfully moved out of the Internet content or dot-com stocks, before the market's correction, but the portfolio continues to include positions in companies that provide infrastructure products for the Internet.

Companies that wish to remain competitive are recognizing that spending on technology is essential, and that bodes well for the sector in the years ahead.



Outside the technology sector, the portfolio includes media,

telecommunications, and consumer companies. Management is optimistic about the health care industry, too, although finding appropriate small and midsize health care companies has become much more of a challenge.



This year's declines are the result of the Fed's plan to keep inflation in check and correct some of the excessive euphoria of the past few years. Management believes the pendulum will soon begin to swing from this negative mood and investors will once again focus on the upside potential for growth stocks.

------------------------------------------------------------------

INVESTMENT OBJECTIVE

Capital appreciation

------------------------------------------------------------------

PORTFOLIO

Stocks of small, midsize, and large companies with very strong growth potential

------------------------------------------------------------------

NET ASSET VALUE

Class IA                                                     $7.18

Class IB                                                     $7.18

December 31, 2000

------------------------------------------------------------------

This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.





Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value



Putnam VT American Government Income Fund --

since inception (2/1/00)



[GRAPHIC OMITTED: worm chart AMERICAN GOVERNMENT INCOME FUND]



                  Putnam VT       Putnam VT

                  American        American           Lehman Bros.

                 Government      Government          Intermediate

                Income Fund     Income Fund           Treasury

   Date        class IA shares  class IB shares      Bond Index

-----------------------------------------------------------------

  2/1/2000        10,130           10,120             10,078

 3/31/2000        10,260           10,260             10,026

 4/30/2000        10,300           10,300             10,199

 5/31/2000        10,300           10,290             10,242

 6/30/2000        10,460           10,460             10,387

 7/31/2000        10,540           10,530             10,459

 8/31/2000        10,690           10,680             10,588

 9/30/2000        10,720           10,720             10,649

10/31/2000        10,810           10,800             10,719

11/30/2000        11,020           11,010             10,875

12/31/2000       $11,211          $11,198            $11,055



Putnam VT American Government Income Fund's underlying portfolio seeks high current income primarily through U.S. government securities with preservation of capital as its secondary objective. The Lehman Brothers

Intermediate Treasury Bond Index is an unmanaged list of Treasury bonds used as a general gauge of the market for intermediate-term fixed-income securities. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Putnam VT Asia Pacific Growth Fund --

since inception (5/1/95)

(subsequent periods ended 12/31)



[GRAPHIC OMITTED: worm chart PUTNAM VT ASIA PACIFIC GROWTH FUND]



                Putnam VT       Putnam VT

               Asia Pacific    Asia Pacific           MSCI

               Growth Fund     Growth Fund           Pacific

  Date       class IA shares  class IB shares         Index

------------------------------------------------------------

  5/1/95        10,000           10,000              10,000

12/31/95        10,230           10,220              10,021

12/31/96        11,161           11,133               9,162

12/31/97         9,525            9,487               6,826

12/31/98         9,003            8,963               6,993

12/31/99        18,687           18,560              11,023

12/31/00       $10,425          $10,336              $8,181



Putnam VT Asia Pacific Growth Fund's underlying portfolio seeks capital appreciation through common stocks of companies located in Asia and in the Pacific Basin. The Morgan Stanley Capital International (MSCI)

Pacific Index is an unmanaged list of Asian and Pacific Rim equity securities, excluding U.S., with all values expressed in U.S. dollars.

The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Putnam VT Capital Appreciation Fund --

since inception (9/29/00)



[GRAPHIC OMITTED: worm chart PUTNAM VT CAPITAL APPRECIATION FUND]



                Putnam VT     Putnam VT

                Capital       Capital

              Appreciation  Appreciation     Russell     Standard

                 Fund           Fund           3000      & Poor's

   Date    class IA Shares  class IB Shares   Index     500 Index

-----------------------------------------------------------------------

 9/29/00        10,000         10,000        10,000       10,000

10/31/00         9,510          9,529         9,858        9,958

11/30/00         8,800          8,818         8,949        9,173

12/31/00        $9,060         $9,060        $9,099       $9,218



Putnam VT Capital Appreciation Fund's underlying portfolio seeks capital appreciation through investments in equities chosen for their growth potential. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization which represents approximately 98% of the investable U.S. equity market. The

Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.









Putnam VT Diversified Income Fund --

since inception (9/15/93)

(subsequent periods ended 12/31)



[GRAPHIC OMITTED: worm chart PUTNAM VT DIVERSIFIED INCOME FUND]



           Putnam VT     Putnam VT

          Diversified   Diversified    Lehman Bros.  Salomon Bros.  First Boston

          Income Fund   Income Fund     Aggregate    Non-U.S. World  High Yield

 Date  class IA share   class IB share  Bond Index  Govt. Bond Index   Index

-----------------------------------------------------------------------------


 9/15/93    10,000        10,000       10,000         10,000         10,000

12/31/93    10,230        10,225       10,006         10,188         10,501

12/31/94     9,797         9,778        9,714         10,798         10,398

12/31/95    11,671        11,631       11,509         12,909         12,206

12/31/96    12,699        12,637       11,927         13,436         13,722

12/31/97    13,363        13,548       13,078         12,863         15,454

12/31/98    13,449        13,332       14,214         15,152         15,544

12/31/99    13,673        13,551       14,097         14,383         16,054

12/31/00   $13,698       $13,540      $15,736        $14,005        $15,218






Putnam VT Diversified Income Fund's underlying portfolio of U.S.

government, high-yield, and international fixed-income securities seeks high current income consistent with capital preservation. Lehman Bros.

Aggregate Bond Index is composed of securities from Lehman Bros.

Government/Corporate Bond, Mortgage-backed Securities, and Asset Backed

Securities indexes. Salomon Brothers Non-U.S. World Government Bond

Index is an unmanaged list of bonds issued by 10 countries. First Boston

High Yield Index is an unmanaged list of lower-rated higher-yielding

U.S. corporate bonds. Securities indexes assume reinvestment of all distributions and interest payments and do not take into account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.









Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value





Putnam VT The George Putnam Fund of Boston --

since inception (4/30/98)



[GRAPHIC OMITTED: worm chart PUTNAM VT THE GEORGE PUTNAM FUND OF

BOSTON]



               Putnam VT    Putnam VT

              The George   The George

              Putnam Fund  Putnam Fund    Standard

               of Boston    of Boston     & Poor's  Lehman Bros.

               class IA     class IB        500     Govt./Corp.

  Date          shares       shares        Index    Bond Index

----------------------------------------------------------------

 4/30/98        10,000      10,000        10,000      10,000

 6/30/98         9,970       9,970        10,227      10,210

 9/30/98         9,480       9,480         9,210      10,716

12/31/98        10,369      10,368        11,171      10,730

 3/31/99        10,476      10,475        11,728      10,601

 6/30/99        10,992      10,991        12,555      10,485

 9/30/99        10,244      10,233        11,771      10,541

12/31/99        10,332      10,326        13,522      10,498

 3/31/00        10,249      10,243        13,832      10,779

 6/30/00        10,259      10,243        13,465      10,935

 9/30/00        10,798      10,771        13,334      11,250

12/31/00       $11,346     $11,319       $12,291     $11,741



Putnam VT The George Putnam Fund of Boston's underlying portfolio seeks capital appreciation and current income through a balanced portfolio of stocks and bonds. The Lehman Bros. Govt./Corporate Bond Index is an unmanaged index of publicly issued U.S. governmental and corporate debt obligations used as a general measure of the performance of fixed-income securities. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance.

The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.







Putnam VT Global Asset Allocation Fund --

since 12/31/90



[GRAPHIC OMITTED: worm chart PUTNAM VT GLOBAL ASSET ALLOCATION FUND]



               Putnam VT      Putnam VT

              Global Asset    Global Asset

              Allocation      Allocation

                 Fund            Fund          MSCI

               class IA        class IB        World

  Date          shares          shares        Index

----------------------------------------------------

12/31/90        10,000          10,000       10,000

12/31/91        11,902          11,888       11,828

12/31/92        12,650          12,617       11,210

12/31/93        14,861          14,800       13,733

12/31/94        14,490          14,409       14,430

12/31/95        18,070          17,942       17,420

12/31/96        20,893          20,713       19,768

12/31/97        25,003          24,751       22,884

12/31/98        28,370          28,085       28,453

12/31/99        31,732          31,389       35,548

12/31/00       $30,185         $29,864      $30,864



Putnam VT Global Asset Allocation Fund's underlying managed asset allocation portfolio is spread across domestic and international stock and bond markets and seeks a high level of long-term total return consistent with preservation of capital. The Morgan Stanley Capital

International World Index is an unmanaged list of global equity securities, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Putnam VT Global Growth Fund --

since 12/31/90



[GRAPHIC OMITTED: worm chart PUTNAM VT GLOBAL GROWTH FUND]



               Putnam VT      Putnam VT

              Global Growth  Global Growth      MSCI

                 Fund            Fund        All-Country

               class IA        class IB         World

  Date          shares          shares        Free Index

---------------------------------------------------------

12/31/1990       10,000         10,000           10,000

12/31/1991       11,501         11,484           11,359

12/31/1992       11,459         11,425           10,126

12/31/1993       15,171         15,103           13,728

12/31/1994       15,025         14,935           14,703

12/31/1995       17,380         17,250           15,958

12/31/1996       20,370         20,187           17,018

12/31/1997       23,289         23,046           17,309

12/31/1998       30,209         29,879           19,747

12/31/1999       49,846         49,168           26,026

12/31/2000      $35,071        $34,551          $22,113



Putnam VT Global Growth Fund's underlying internationally diversified common stock portfolio seeks capital appreciation. The Morgan Stanley

Capital International All-Country World Free Index is an unmanaged index of global equity securities available to nondomestic investors, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Putnam VT Growth and Income Fund --

since 12/31/90



[GRAPHIC OMITTED: worm chart PUTNAM VT GROWTH AND INCOME FUND]



               Putnam VT   Putnam VT

               Growth &     Growth &

              Income Fund  Income Fund      Standard &

               class IA    class IB         Poor's 500

   Date         shares      shares            Index

------------------------------------------------------

12/31/1990      10,000      10,000           10,000

12/31/1991      11,905      11,887           13,047

12/31/1992      13,066      13,026           14,041

12/31/1993      14,929      14,862           15,456

12/31/1994      14,982      14,892           15,660

12/31/1995      20,482      20,328           21,544

12/31/1996      24,971      24,747           26,491

12/31/1997      31,001      30,677           35,329

12/31/1998      35,781      35,368           45,426

12/31/1999      36,348      35,885           54,985

12/31/2000     $39,296     $38,726          $49,979



Putnam VT Growth and Income Fund's underlying portfolio, composed primarily of common stocks, seeks capital growth and current income. The

Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value





Putnam VT Growth Opportunities Fund --

since inception (2/1/00)



[GRAPHIC OMITTED: worm chart PUTNAM VT GROWTH OPPORTUNITIES FUND]



               Putnam VT      Putnam VT

                 Growth         Growth           Russell  Standard

              Opportunities  Opportunities        1000   & Poor's

              Fund class IA  Fund class IB       Growth     500

  Date           shares          shares           Index     Index

-----------------------------------------------------------------

  2/1/2000       10,000         10,000           10,000    10,000

 3/31/2000       11,450         11,450           11,240    10,770

 4/30/2000       10,460         10,460           10,705    10,446

 5/31/2000        9,760          9,750           10,166    10,232

 6/30/2000       10,700         10,690           10,936    10,484

 7/31/2000       10,440         10,430           10,480    10,320

 8/31/2000       11,300         11,290           11,429    10,961

 9/30/2000       10,300         10,290           10,348    10,383

10/31/2000        9,680          9,670            9,858    10,339

11/30/2000        7,970          7,960            8,405     9,524

12/31/2000       $7,800         $7,790           $8,139    $9,570



Putnam VT Growth Opportunities Fund's underlying portfolio seeks capital appreciation by investing primarily in stocks of well-established,

large-capitalization companies that Putnam Management believes will benefit from promising growth themes worldwide. The Russell 1000[R] Growth

Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The

Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.





Putnam VT Health Sciences Fund --

since inception (4/30/98)



[GRAPHIC OMITTED: worm chart PUTNAM VT HEALTH SCIENCES FUND]



               Putnam VT      Putnam VT

                Health         Health           Standard

               Sciences       Sciences          & Poor's

              Fund class IA  Fund class IB        500

   Date         shares          shares           Index

--------------------------------------------------------

 4/30/1998      10,000         10,000           10,000

 6/30/1998      10,070         10,070           10,227

 9/30/1998       9,450          9,450            9,210

12/31/1998      10,951         10,940           11,171

 3/31/1999      10,450         10,439           11,728

 6/30/1999      10,200         10,199           12,555

 9/30/1999       9,629          9,618           11,771

12/31/1999      10,520         10,513           13,522

 3/31/2000      12,053         12,025           13,832

 6/30/2000      13,766         13,738           13,465

 9/30/2000      14,758         14,719           13,334

12/31/2000     $14,638        $14,599          $12,291



Putnam VT Health Sciences Fund's underlying portfolio seeks capital appreciation through stocks of companies in the health sciences industries. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance.

The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Putnam VT High Yield Fund --

since 12/31/90



[GRAPHIC OMITTED: worm chart PUTNAM VT HIGH YIELD FUND]



               Putnam VT       Putnam VT

                 High            High            First

              Yield Fund      Yield Fund        Boston

               class IA        class IB        High Yield

  Date          shares          shares           Index

--------------------------------------------------------

12/31/90       10,000           10,000          10,000

12/31/91       14,483           14,461          14,376

12/31/92       17,232           17,180          16,771

12/31/93       20,604           20,511          19,941

12/31/94       20,411           20,289          19,747

12/31/95       24,150           23,969          23,180

12/31/96       27,243           26,999          26,059

12/31/97       31,150           30,824          29,349

12/31/98       31,150           29,005          29,519

12/31/99       29,326           30,690          30,488

12/31/00      $28,438          $28,069         $28,899



Putnam VT High Yield Fund's underlying portfolio consists primarily of high-yielding, lower-rated corporate bonds and notes seeks high current income, with a secondary objective of capital appreciation. The First

Boston High Yield Index is an unmanaged market-weighted index constructed to mirror the public investable high-yield debt market. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Putnam VT Income Fund  --

since 12/31/90



[GRAPHIC OMITTED: worm chart PUTNAM VT INCOME FUND]



               Putnam VT       Putnam VT

                Income          Income            Lehman

                 Fund            Fund              Bros.

               class IA        class IB          Aggregate

   Date         shares          shares           Bond Index

-----------------------------------------------------------

12/31/1990      10,000         10,000              10,000

12/31/1991      11,728         11,710              11,600

12/31/1992      12,607         12,569              12,459

12/31/1993      14,028         13,965              13,674

12/31/1994      13,567         13,486              13,275

12/31/1995      16,341         16,218              15,727

12/31/1996      16,735         16,585              16,298

12/31/1997      18,181         17,991              17,872

12/31/1998      19,681         19,466              19,424

12/31/1999      19,274         19,045              19,265

12/31/2000     $20,817        $20,519             $21,504



Putnam VT Income Fund's underlying portfolio is composed of securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities or backed by the credit of a government agency, plus foreign government and corporate bonds rated B or above. It seeks current income consistent with preservation of capital. The Lehman Brothers Aggregate Bond Index is an unmanaged index of investment-grade bonds. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value



Putnam VT International Growth Fund --

since inception (1/2/97)



[GRAPHIC OMITTED: worm chart PUTNAM VT INTERNATIONAL GROWTH FUND]



               Putnam VT       Putnam VT

             International   International

              Growth Fund     Growth Fund         MSCI

               class IA        class IB           EAFE

   Date         shares          shares           Index

-----------------------------------------------------------

  1/2/1997     10,000           10,000           10,000

12/31/1997     11,613           11,595           10,178

12/31/1998     13,783           13,737           12,213

12/31/1999     22,082           21,994           15,506

12/31/2000    $19,989          $19,880          $13,309



Putnam VT International Growth Fund's underlying portfolio seeks capital appreciation primarily through stocks of companies in countries other than the United States. The Morgan Stanley Capital International (MSCI)

EAFE Index is an unmanaged list of stocks from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Putnam VT International Growth and Income Fund --

since inception (1/2/97)



[GRAPHIC OMITTED: worm chart PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND]



               Putnam VT       Putnam VT

             International   International

            Growth & Income  Growth & Income      MSCI

             Fund class IA    Fund class IB       EAFE

   Date         shares          shares           Index

-------------------------------------------------------

  1/2/1997     10,000           10,000           10,000

12/31/1997     11,943           11,926           10,178

12/31/1998     13,290           13,290           12,213

12/31/1999     16,558           16,558           15,506

12/31/2000    $16,783          $16,708          $13,309



Putnam VT International Growth and Income Fund's underlying portfolio seeks capital appreciation primarily through stocks of companies located outside North America. The Morgan Stanley Capital International (MSCI)

EAFE Index is an unmanaged list of stocks from Europe, Australasia, and the Far East, with all values expressed in U.S. dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Putnam VT International New Opportunities Fund --

since inception (1/2/97)



[GRAPHIC OMITTED: worm chart PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND]



             Putnam VT New     Putnam VT New

             International     International

           New Opportunities  New Opportunities      MSCI

             Fund class IA     Fund class IB         EAFE

   Date         shares            shares            Index

---------------------------------------------------------

  1/2/1997      10,000           10,000            10,000

12/31/1997       9,990            9,975            10,178

12/31/1998      11,546           11,513            12,213

12/31/1999      23,432           23,348            15,506

12/31/2000     $14,396          $14,320           $13,309



Putnam VT International New Opportunities Fund's underlying portfolio seeks capital appreciation primarily through stocks of companies in countries other than the United States. The Morgan Stanley Capital

International (MSCI) EAFE Index is an unmanaged list of stocks from

Europe, Australasia, and the Far East, with all values expressed in U.S.

dollars. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Putnam VT Investors Fund --

since inception (4/30/98)



[GRAPHIC OMITTED: worm chart PUTNAM VT INVESTORS FUND]



               Putnam VT       Putnam VT

            Investors Fund  Investors Fund   Standard &

              class IA         class IB      Poor's 500

   Date        shares           shares         Index

-------------------------------------------------------

 4/30/1998      10,000           10,000         10,000

 6/30/1998      10,590           10,590         10,227

 9/30/1998       9,360            9,360          9,210

12/31/1998      11,666           11,654         11,171

 3/31/1999      12,307           12,295         11,728

 6/30/1999      12,807           12,795         12,555

 9/30/1999      12,177           12,154         11,771

12/31/1999      15,181           15,148         13,522

 3/31/2000      15,631           15,598         13,832

 6/30/2000      14,760           14,717         13,465

 9/30/2000      14,550           14,507         13,334

12/31/2000     $12,377          $12,325        $12,291



Putnam VT Investors Fund's underlying portfolio seeks long-term capital appreciation through quality common stocks. The Standard & Poor's 500

Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value





Putnam VT New Opportunities Fund --

since inception (5/2/94)

(subsequent periods ended 12/31)



[GRAPHIC OMITTED: worm chart PUTNAM VT NEW OPPORTUNITIES FUND]



               Putnam VT         Putnam VT               Russell

          New Opportunities  New Opportunities  Russell   MidCap

            Fund class IA      Fund class IB     2000     Growth

   Date        shares             shares         Index    Index

----------------------------------------------------------------

  5/2/1994    10,000              10,000        10,000    10,000

12/31/1994    10,820              10,809         9,969    10,121

12/31/1995    15,675              15,636        12,805    13,561

12/31/1996    17,270              17,201        14,918    15,930

12/31/1997    21,291              21,174        18,254    19,521

12/31/1998    26,482              26,304        17,789    23,009

12/31/1999    44,848              44,478        21,570    34,811

12/31/2000   $33,147             $32,827       $20,919   $30,721



Putnam VT New Opportunities Fund's underlying portfolio seeks long-term capital appreciation primarily through common stock investments in companies in economic sectors with above-average long-term growth potential. The Russell 2000 Index is a commonly used measure of small-company performance. The Russell Mid Cap Growth Index is an unmanaged index of common stocks of midsized companies that are also listed on the Russell 1000 Growth Index. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.





Putnam VT New Value Fund --

since inception (1/2/97)



[GRAPHIC OMITTED: worm chart PUTNAM VT NEW VALUE FUND]



               Putnam VT         Putnam VT    Standard

            New Value Fund    New Value Fund  & Poor's  Russell 3000

               class IA          class IB       500        Value

   Date         shares            shares       Index       Index

--------------------------------------------------------------------

  1/2/1997      10,000            10,000       10,000      10,000

12/31/1997      11,760            11,742       13,336      13,549

12/31/1998      12,496            12,460       17,148      15,378

12/31/1999      12,529            12,492       20,756      16,401

12/31/2000     $15,359           $15,286      $18,866     $17,719



Putnam VT New Value Fund's underlying portfolio seeks long-term capital appreciation through investments in undervalued stocks. The Russell 3000

Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. It is replacing the Standard & Poor's 500 Index because Putnam

Management believes it is a more appropriate index against which to compare the fund's performance. The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.





Putnam VT OTC & Emerging Growth Fund --

since inception (4/30/98)



[GRAPHIC OMITTED: worm chart PUTNAM VT OTC & EMERGING GROWTH FUND]



             Putnam VT OTC       Putnam VT OTC    Standard   Russell

            & Emerging Growth  & Emerging Growth  & Poor's    2500

             Fund class IA       Fund class IB      500      Growth

   Date         shares              shares         Index      Index

--------------------------------------------------------------------

 4/30/1998      10,000             10,000         10,000      10,000

 6/30/1998      10,230             10,230          9,427      10,227

 9/30/1998       7,870              7,870          7,333       9,210

12/31/1998      10,094             10,082          9,193      11,171

 3/31/1999      10,905             10,892          9,096      11,728

 6/30/1999      11,925             11,923         10,624      12,555

 9/30/1999      12,976             12,953         10,256      11,771

12/31/1999      22,866             22,831         14,293      13,522

 3/31/2000      25,272             25,227         16,458      13,832

 6/30/2000      20,139             20,094         15,321      13,465

 9/30/2000      18,782             18,738         14,870      13,334

12/31/2000     $11,198            $11,168        $11,993     $12,291



Putnam VT OTC & Emerging Growth Fund's underlying portfolio seeks capital appreciation through stocks of small to medium-size emerging growth companies. The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book rations and higher forecasted growth values. It is replacing the Standard & Poor's

500 Index because Putnam VT Management believes they are more appropriate indexes against which to compare the fund's performance. The

Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.





Putnam VT Research Fund --

since inception (9/30/98)



[GRAPHIC OMITTED: worm chart PUTNAM VT RESEARCH FUND]



               Putnam VT          Putnam VT       Standard

             Research Fund       Research Fund    & Poor's

               class IA            class IB         500

   Date         shares              shares         Index

----------------------------------------------------------

 9/30/1998      10,000             10,000          10,000

12/31/1998      11,951             11,919          12,130

 3/31/1999      12,550             12,548          12,734

 6/30/1999      13,409             13,386          13,632

 9/30/1999      12,691             12,669          12,780

12/31/1999      15,247             15,219          14,682

 3/31/2000      15,917             15,879          15,019

 6/30/2000      15,949             15,910          14,620

 9/30/2000      15,625             15,576          14,478

12/31/2000     $14,966            $14,917         $13,345



Putnam VT Research Fund's underlying portfolio seeks capital appreciation primarily through common stock investments. The Standard &

Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value



Putnam VT Small Cap Value Fund --

since inception (4/30/99)



[GRAPHIC OMITTED: worm chart PUTNAM VT SMALL CAP VALUE FUND]



               Putnam VT        Putnam VT       Russell

            Small Cap Value  Small Cap Value      2000       Russell

             Fund class IA    Fund class IB      Value        2000

   Date         shares           shares          Index       Index

--------------------------------------------------------------------

 4/30/1999      10,000           10,000          10,000      10,000

 6/30/1999      10,990           10,990          10,681       9,934

 9/30/1999       9,910            9,910           9,845      11,767

12/31/1999      10,347           10,337           9,996      12,600

 3/31/2000      11,090           11,070          10,378      12,124

 6/30/2000      11,070           11,050          10,581      12,258

 9/30/2000      11,873           11,842          11,357      11,411

12/31/2000     $12,894          $12,864         $12,278     $11,411



Putnam VT Small Cap Value Fund's underlying portfolio seeks capital appreciation through investments in common stocks of small companies with potential for above-average capital growth. The Russell 2000 Value

Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. It is replacing the Russell 2000 Index because Putnam Management believes this index is a more appropriate index against which to compare the fund's performance. The Russell 2000 Index is a commonly used measure of small-company performance. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.





Putnam VT Technology Fund --

since inception (6/14/00)



[GRAPHIC OMITTED: worm chart PUTNAM VT TECHNOLOGY FUND]



               Putnam VT        Putnam VT

              Technology       Technology     Goldman-Sachs   Standard

             Fund class IA    Fund class IB     Technology  & Poor's 500

   Date         shares           shares          Indexes       Index

------------------------------------------------------------------------

 6/14/2000     10,000           10,000          10,000         10,000

 6/30/2000     10,457           10,457          10,217          9,895

 7/31/2000     10,185           10,185           9,740          9,740

 8/31/2000     11,732           11,732          11,007         10,345

 9/30/2000     10,525           10,516           9,224          9,799

10/31/2000      9,514            9,514           8,528          9,758

11/30/2000      6,946            6,946           6,575          8,988

12/31/2000     $6,980           $6,970          $6,011         $9,032





Putnam VT Technology Fund's underlying portfolio seeks capital appreciation through investments in common stocks of U.S. companies in the technology industries. The Goldman-Sachs Technology Indexes are unmanaged, and a new series of capitalization weighted benchmarks for evaluating the performance of key components of the technology sector.

The Standard & Poor's 500 Index is an unmanaged list of common stocks frequently used as a gauge of general market performance. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.





Putnam VT Utilities Growth and Income Fund --

since inception (5/1/92)

(subsequent periods ended 12/31)



[GRAPHIC OMITTED: worm chart PUTNAM VT UTILITIES GROWTH AND INCOME

FUND]



               Putnam VT         Putnam VT

            Utilities Growth  Utilities Growth    Standard

               & Income          & Income         & Poor's

             Fund class IA     Fund class IB      Utilities

   Date         shares            shares            Index

------------------------------------------------------------

  5/1/1992      10,000            10,000           10,000

12/31/1992      10,710            10,699           11,195

12/31/1993      12,148            12,117           12,811

12/31/1994      11,295            11,250           11,794

12/31/1995      14,805            14,724           16,644

12/31/1996      17,144            17,024           17,164

12/31/1997      21,790            21,605           21,394

12/31/1998      25,040            24,815           24,554

12/31/1999      24,875            24,620           22,375

12/31/2000     $29,255           $28,911          $35,727



Putnam VT Utilities Growth and Income Fund's underlying portfolio of common stocks and bonds issued by public utilities companies seeks capital growth and current income. The Standard & Poor's Utility Index is an unmanaged list of common stocks issued by utility companies. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.





Putnam VT Vista Fund --

since inception (1/2/97)



[GRAPHIC OMITTED: worm chart PUTNAM VT VISTA FUND]



               Putnam VT         Putnam VT

                 Vista             Vista         Russell

                 Fund              Fund          Mid Cap

               class IA          class IB        Growth

   Date         shares            shares          Index

------------------------------------------------------------

1/2/1997       10,000             10,000          10,000

12/31/1997     12,321             12,303          12,254

12/31/1998     14,721             14,702          14,443

12/31/1999     22,508             22,433          21,852

12/31/2000    $21,612            $21,516         $19,545



Putnam VT Vista Fund's underlying portfolio seeks capital appreciation primarily through common stocks. The Russell Mid Cap Growth Index is an unmanaged index of common stocks of midsized companies that are also listed on the Russell 1000 Growth Index. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.







Cumulative total returns of a $10,000 investment in class IA and class

IB shares at net asset value





Putnam VT Voyager Fund--

since 12/31/90



[GRAPHIC OMITTED: worm chart PUTNAM VT VOYAGER FUND]



               Putnam VT  Putnam VT

                Voyager    Voyager                    Russell

                 Fund       Fund     Russell  Russell Mid Cap

               class IA   class IB    2000     1000   Growth

   Date         shares     shares     Index    Index   Index

------------------------------------------------------------

12/31/1990      10,000     10,000    10,000   10,000  10,000

12/31/1991      14,609     14,587    14,604   14,127  14,703

12/31/1992      16,122     16,074    17,293   14,832  15,984

12/31/1993      19,137     19,051    20,558   15,258  17,773

12/31/1994      19,336     19,220    20,183   15,658  17,389

12/31/1995      27,021     26,997    25,925   21,479  23,297

12/31/1996      30,728     30,453    30,201   26,445  27,368

12/31/1997      38,876     38,469    36,955   34,508  33,538

12/31/1998      48,347     47,776    36,015   47,865  39,529

12/31/1999      76,495     75,492    43,670   63,737  59,804

12/31/2000     $63,941    $63,004   $42,351  $49,444 $52,778



Putnam VT Voyager Fund's underlying portfolio seeks capital appreciation through stocks of emerging growth companies with significant growth potential and established companies with positive growth prospects. The

Russell 1000[R] Growth Index measures the performance of those Russell

1000 companies with higher price-to-book ratios and higher forecasted growth values. This index is replacing the Russell 2000 Index because

Putnam VT Management believes it more accurately reflects the fund's portfolio. The Russell 2000 Index is a commonly used measure of small-company performance. The Russell Mid Cap Growth Index is an unmanaged index of common stocks of midsized companies that are also listed on the Russell 1000 Growth Index. The fund's portfolio contains securities that do not match those in the indexes. It is not possible to invest directly in an index.







Putnam VT Voyager II Fund --

since inception (9/29/00)



[GRAPHIC OMITTED: worm chart PUTNAM VT VOYAGER II FUND]



               Putnam VT  Putnam VT

              Voyager II Voyager II   Russell

                 Fund       Fund      MidCap

               class IA   class IB    Growth

   Date         shares     shares     Index

---------------------------------------------

 9/29/2000     10,000     10,000     10,000

10/31/2000      9,130      9,085      9,316

11/30/2000      6,960      6,925      7,291

12/31/2000     $7,180     $7,180     $7,675



Putnam VT Voyager II Fund's underlying portfolio aggressively seeks long-term growth of capital primarily through growth stocks. The Russell

Mid Cap Growth Index is an unmanaged index of common stocks of midsized companies that are also listed on the Russell 1000 Growth Index. The fund's portfolio contains securities that do not match those in the index. It is not possible to invest directly in an index.



Footnote reads:

An investment's past performance should not be taken as an assurance of future results.



Fund manager changes



Simon Davis has been appointed to the management team of Putnam VT Asia

Pacific Growth Fund and Putnam VT International Growth Fund. Mr. Davis

is senior vice president and senior portfolio manager in the

International Core Equity Group. Before he joined Putnam in 2000, he was vice president of investment management for Deutsche Asset  Management,

Japan. He has 12 years of investment experience.



Krishna K. Memani has been appointed to the management team of Putnam VT

Utilities Growth and Income Fund. He is also a member of the management team of Putnam VT High Yield Fund. Mr. Memani is managing director and senior portfolio manager on the Credit Portfolio Team within the Core

Fixed Income Group. He was a principal at Morgan Stanley & Co. before he joined Putnam. He has 14 years of investment experience.



Stephen S. Oler has been appointed to the management team of Putnam VT

International Growth Fund. Mr. Oler is senior vice president and senior portfolio manager in the Global Core Equity Group. Mr. Oler, a CFA charterholder, joined Putnam in 1997. He has 14 years of investment experience.



Sheldon N. Simon has been appointed to the management team of Putnam VT

Small Cap Value Fund. Mr. Simon joined Putnam in 1984 and is now senior vice president and senior portfolio manager in the Small Cap Value

Equity Group. He is a CFA charterholder and a member of the Boston

Securities Analysts Society. He has 17 years of  investment experience.



Margaret D. Smith has been appointed to the management team of Putnam VT

Health Sciences Fund. Ms. Smith is senior vice president and senior analyst in the Global Equity Research Group. Her highly regarded and influential research covers the dynamic global pharmaceutical industry.

She has 10 years of investment experience.



Erin J. Spatz has been appointed to the management team of Putnam VT

Utilities Growth and Income Fund. Ms. Spatz is senior vice president and senior equity analyst in the Global Equity Research Group. She joined

Putnam in 1996, and has considerable expertise in the North and South

American telecom sectors. Ms. Spatz is a CFA charterholder, as well as a holder of NASD Series 6 and 7 licenses. She has 13 years of investment experience.



Michael P. Stack has been appointed to the management team of Putnam VT

Voyager Fund. Mr. Stack is senior vice president and senior portfolio manager in the Global Core Equity Group. He is also co-manager of the

Putnam Voyager Fund and manages institutional portfolios on the U.S.

Core Equity Group. A CFA charterholder, Mr. Stack joined Putnam in 1997.

He has 20 years of investment experience.



Michael R. Yogg, Ph.D, has been appointed to the management team of

Putnam VT Utilities Growth and Income. He is a senior vice president and sector team leader in the Global Equity Research Group. Dr. Yogg, who joined Putnam in 1997, is a CFA charterholder. He has 21 years of investment experience.





REPORT OF INDEPENDENT ACCOUNTANTS



To the Trustees and Shareholders of Putnam Variable Trust



In our opinion, the accompanying statements of assets and liabilities,

including the funds' portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty-seven funds constituting the Putnam Variable Trust (the

"trust"), at December 31, 2000, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements")

are the responsibility of the trust's management; our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America,

which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements,

assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Boston, Massachusetts

February 15, 2001













Putnam VT American Government Income Fund



The fund's portfolio

December 31, 2000



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (85.9%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................




U.S. Government Agency Mortgage Obligations (41.3%)

 ...................................................................................................................

   $      1,027,813 Federal Home Loan Mortgage

                    Corporation 7 1/2s, with due dates

                    from October 1, 2014 to

                    October 1, 2015                                                                 $     1,050,291

 ...................................................................................................................

                    Federal National Mortgage Association

 ...................................................................................................................

            250,000 6 3/4s, May 1, 2002                                                                     253,320

 ...................................................................................................................

            850,000 5.8s, September 2, 2008                                                                 842,027

 ...................................................................................................................

          5,691,615 Federal National Mortgage Association

                    Pass-Through Certificates 7 1/2s,

                    with due dates from May 1, 2015 to

                    November 1, 2015                                                                      5,812,562

 ...................................................................................................................

                    Government National Mortgage

                    Association Pass-Through Certificates

 ...................................................................................................................

          1,201,751 8s, with due dates from July 15, 2026

                    to November 15, 2030                                                                  1,233,325

 ...................................................................................................................

            874,975 7 1/2s, with due dates from

                    September 15, 2029 to June 15, 2030                                                     890,006

 ...................................................................................................................

            550,000 Tennessee Valley Authority 5 3/8s,

                    November 13, 2008                                                                       527,313

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,608,844

-------------------------------------------------------------------------------------------------------------------



U.S. Treasury Obligations (44.6%)

 ...................................................................................................................

                    U.S. Treasury Bonds

 ...................................................................................................................

            695,000 10 5/8s, August 15, 2015                                                              1,051,188

 ...................................................................................................................

          3,005,000 6 1/4s, May 15, 2030                                                                  3,352,438

 ...................................................................................................................

                    U.S. Treasury Notes

 ...................................................................................................................

          3,080,000 6 1/2s, February 15, 2010                                                             3,369,705

 ...................................................................................................................

            670,000 6 1/8s, August 15, 2007                                                                 705,490

 ...................................................................................................................

            825,000 5 7/8s, November 15, 2004                                                               846,524

 ...................................................................................................................

          1,360,000 5 3/4s, August 15, 2010                                                               1,425,239

 ...................................................................................................................

            700,000 5 5/8s, November 30, 2002                                                               705,684

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,456,268

-------------------------------------------------------------------------------------------------------------------

                    Total U.S. Government and

                    Agency Obligations

                    (cost $21,524,979)                                                              $    22,065,112

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (12.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      1,041,000 Interest in $951,125,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Goldman Sachs & Co. due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of $1,041,743

                    for an effective yield of 6.42%                                                 $     1,041,000

 ...................................................................................................................

          1,020,000 Interest in $500,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Lehman Brothers, Inc. due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of $1,020,737

                    for an effective yield of 6.50%                                                       1,020,000

 ...................................................................................................................

          1,020,000 Interest in $250,000,000 joint tri-party

                    repurchase agreement dated

                    December 29, 2000 with Credit Suisse

                    First Boston due January 2, 2001 with

                    respect to various U.S. Government

                    obligations -- maturity value of

                    $1,020,742 for an effective yield of 6.55%                                            1,020,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $3,081,000)                                                               $     3,081,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $24,605,979) (b)                                                          $    25,146,112

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.












Putnam VT Asia Pacific Growth Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (100.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Australia (15.0%)

 ...................................................................................................................

             35,300 AMP, Ltd.                                                                       $       396,445

 ...................................................................................................................

            175,391 Australia & New Zealand Banking

                    Group, Ltd.                                                                           1,400,787

 ...................................................................................................................

             20,200 Brambles Industries, Ltd.                                                               471,201

 ...................................................................................................................

            164,389 Broken Hill Proprietary Co., Ltd.                                                     1,730,714

 ...................................................................................................................

            185,595 Cable & Wireless Optus, Ltd. (NON)                                                      383,456

 ...................................................................................................................

            162,300 Commonwealth Bank of Australia                                                        2,785,730

 ...................................................................................................................

            212,100 Foster's Brewing Group Ltd.                                                             556,018

 ...................................................................................................................

            107,300 National Australia Bank, Ltd.                                                         1,716,915

 ...................................................................................................................

             64,048 News Corp., Ltd. ADR                                                                  2,065,548

 ...................................................................................................................

            100,668 Publishing and Broadcasting Ltd.                                                        729,471

 ...................................................................................................................

            275,800 Telstra Corporation, Ltd.                                                               983,871

 ...................................................................................................................

            313,574 Westpac Banking Corp.                                                                 2,297,854

 ...................................................................................................................

             51,500 Woodside Petroleum, Ltd.                                                                421,810

 ...................................................................................................................

            186,900 Woolworths Ltd.                                                                         874,032

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,813,852

-------------------------------------------------------------------------------------------------------------------



Hong Kong (19.8%)

 ...................................................................................................................

            230,000 Cheung Kong Infrastructure Holdings                                                   2,941,572

 ...................................................................................................................

            417,000 China Telecom, Ltd. (NON)                                                             2,277,637

 ...................................................................................................................

            133,000 Citic Pacific, Ltd.                                                                     471,504

 ...................................................................................................................

            383,000 CLP Holdings, Ltd.                                                                    1,910,237

 ...................................................................................................................

            133,600 Hang Seng Bank Ltd.                                                                   1,798,600

 ...................................................................................................................

            577,000 Hong Kong and China Gas Co., Ltd.                                                       847,072

 ...................................................................................................................

            241,000 Hong Kong Electric Holdings, Ltd.                                                       889,915

 ...................................................................................................................

            263,600 Hutchison Whampoa, Ltd.                                                               3,286,804

 ...................................................................................................................

            834,500 Johnson Electric Holdings, Ltd.                                                       1,283,945

 ...................................................................................................................

            462,000 Legend Holdings, Ltd.                                                                   290,253

 ...................................................................................................................

            698,000 Li & Fung, Ltd.                                                                       1,270,816

 ...................................................................................................................

            245,000 MTR Corp. (NON)                                                                         428,783

 ...................................................................................................................

            195,000 MTR Corp. 144A (NON)                                                                    341,276

 ...................................................................................................................

            180,000 Sun Hung Kai Properties, Ltd.                                                         1,794,369

 ...................................................................................................................

            229,500 Swire Pacific, Ltd.                                                                   1,655,175

 ...................................................................................................................

            300,000 Wharf Holdings Ltd. ADR                                                                 728,902

-------------------------------------------------------------------------------------------------------------------

                                                                                                         22,216,860

-------------------------------------------------------------------------------------------------------------------



Japan (49.0%)

 ...................................................................................................................

              3,400 Acom Co., Ltd.                                                                          251,091

 ...................................................................................................................

              5,100 Aiful Corp.                                                                             416,846

 ...................................................................................................................

            109,000 Asahi Chemical Industry Co. Ltd.                                                        628,314

 ...................................................................................................................

             37,000 Asahi Glass Co., Ltd.                                                                   305,659

 ...................................................................................................................

            131,000 Bank of Tokyo Mitsubishi Ltd.                                                         1,304,836

 ...................................................................................................................

             13,000 Canon, Inc.                                                                             455,541

 ...................................................................................................................

             55,000 Denso Corp.                                                                           1,190,101

 ...................................................................................................................

                 78 East Japan Railway Co.                                                                  457,819

 ...................................................................................................................

             37,000 Eisai Co., Ltd.                                                                       1,296,540

 ...................................................................................................................

              3,200 Fast Retailing Co., Ltd.                                                                627,385

 ...................................................................................................................

              9,000 Fuji Photo Film Ltd.                                                                    376,873

 ...................................................................................................................

             20,400 Fujisawa Pharmaceutical Co.                                                             675,532

 ...................................................................................................................

             47,000 Fujitsu Ltd.                                                                            693,368

 ...................................................................................................................

             63,000 Furukawa Electric Co., Ltd.                                                           1,101,051

 ...................................................................................................................

             18,900 Hitachi Information Systems, Ltd.                                                       644,074

 ...................................................................................................................

             28,000 Honda Motor Co., Ltd.                                                                 1,044,941

 ...................................................................................................................

             37,000 INES Corp.                                                                              374,700

 ...................................................................................................................

              2,300 Itochu Techno-Science Corp.                                                             426,956

 ...................................................................................................................

              6,200 Itoen, Ltd.                                                                             449,181

 ...................................................................................................................

             21,100 Kansai Electric Power, Inc.                                                             358,413

 ...................................................................................................................

              4,800 Keyence Corp.                                                                         1,177,398

 ...................................................................................................................

             33,000 Kirin Brewery Co., Ltd.                                                                 295,742

 ...................................................................................................................

              8,600 Kyocera Corp.                                                                           939,483

 ...................................................................................................................

             11,400 Matsushita Communication

                    Industrial Co., Ltd.                                                                  1,433,114

 ...................................................................................................................

             54,000 Matsushita Electric Industrial Co.                                                    1,291,459

 ...................................................................................................................

            188,000 Mitsubishi Chemical Corporation                                                         495,734

 ...................................................................................................................

             89,000 Mitsubishi Trust and Banking Corp.                                                      612,825

 ...................................................................................................................

             10,100 Murata Manufacturing Co., Ltd.                                                        1,185,633

 ...................................................................................................................

             81,000 NEC Corp.                                                                             1,483,049

 ...................................................................................................................

            240,000 Nikko Securities Co., Ltd.                                                            1,860,710

 ...................................................................................................................

              6,700 Nintendo Co., Ltd.                                                                    1,055,918

 ...................................................................................................................

                434 Nippon Telegraph and Telephone Corp.                                                  3,129,058

 ...................................................................................................................

              4,600 Nippon Television Network Corp.                                                       1,559,527

 ...................................................................................................................

             84,000 Nippon Yusen Kabushiki Kaisha                                                           347,332

 ...................................................................................................................

            118,000 Nissan Motor Co., Ltd.                                                                  680,193

 ...................................................................................................................

             16,300 Nissin Food Products Co., Ltd.                                                          398,397

 ...................................................................................................................

             57,000 Nomura Securities Co., Ltd.                                                           1,026,150

 ...................................................................................................................

                103 NTT DoCoMo                                                                            1,777,573

 ...................................................................................................................

              5,300 Rohm Co., Ltd.                                                                        1,007,534

 ...................................................................................................................

            116,000 Sakura Bank, Ltd.                                                                       701,183

 ...................................................................................................................

             14,100 SANIX Inc.                                                                              547,201

 ...................................................................................................................

             45,800 Sankyo Co. Ltd.                                                                       1,099,360

 ...................................................................................................................

             37,000 Seven-Eleven Japan Co., Ltd.                                                          2,106,877

 ...................................................................................................................

             36,000 Shiseido Co., Ltd.                                                                      402,103

 ...................................................................................................................

             25,900 Sony Corp.                                                                            1,792,466

 ...................................................................................................................

             84,000 Sumitomo Chemical Co., Ltd.                                                             417,240

 ...................................................................................................................

            136,000 Sumitomo Corp.                                                                          979,343

 ...................................................................................................................

             57,000 Sumitomo Electric Industries, Ltd.                                                      935,769

 ...................................................................................................................

             56,000 Takeda Chemical Industries                                                            3,316,338

 ...................................................................................................................

            217,000 Teijin, Ltd.                                                                          1,121,594

 ...................................................................................................................

             36,400 Tokyo Electric Power Co.                                                                904,021

 ...................................................................................................................

              9,000 Tokyo Electron, Ltd.                                                                    495,138

 ...................................................................................................................

             66,000 Toppan Printing Co. Ltd.                                                                575,296

 ...................................................................................................................

            101,600 Toyota Motor Corp.                                                                    3,248,708

 ...................................................................................................................

              5,500 Trend Micro Inc. (NON)                                                                  398,467

 ...................................................................................................................

             14,600 Yamada Denki Co., Ltd.                                                                1,190,767

-------------------------------------------------------------------------------------------------------------------

                                                                                                         55,067,921

-------------------------------------------------------------------------------------------------------------------



Malaysia (0.8%)

 ...................................................................................................................

            310,000 Public Bank Berhad                                                                      239,026

 ...................................................................................................................

            160,000 Tanjong Public Ltd. Co.                                                                 301,053

 ...................................................................................................................

            140,000 Telekom Malaysia Berhad                                                                 416,316

-------------------------------------------------------------------------------------------------------------------

                                                                                                            956,395

-------------------------------------------------------------------------------------------------------------------



Singapore (6.8%)

 ...................................................................................................................

            110,500 Chartered Semiconductor Manufacturing (NON)                                             302,233

 ...................................................................................................................

            109,000 City Developments Ltd.                                                                  506,318

 ...................................................................................................................

            160,000 DBS Group Holdings Ltd.                                                               1,809,578

 ...................................................................................................................

             70,000 Keppel Land, Ltd.                                                                       111,078

 ...................................................................................................................

            197,750 Overseas-Chinese Banking Corp.                                                        1,471,998

 ...................................................................................................................

            106,000 Singapore Airlines Ltd.                                                               1,052,048

 ...................................................................................................................

            227,000 Singapore Exchange, Ltd. (NON)                                                          170,283

 ...................................................................................................................

             58,000 Singapore Press Holdings, Ltd.                                                          856,780

 ...................................................................................................................

            184,000 Singapore Technologies Engineering, Ltd.                                                296,226

 ...................................................................................................................

            153,500 Venture Manufacturing, Ltd.                                                           1,027,467

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,604,009

-------------------------------------------------------------------------------------------------------------------



South Korea (5.7%)

 ...................................................................................................................

             18,960 Housing & Commercial Bank                                                               430,841

 ...................................................................................................................

             23,000 Hyundai Motor Co., Ltd.                                                                 220,348

 ...................................................................................................................

             46,600 Kookmin Bank                                                                            549,755

 ...................................................................................................................

             59,860 Korea Electric Power Corp.                                                            1,118,524

 ...................................................................................................................

             25,500 Korea Telecom Corp. ADR                                                                 790,500

 ...................................................................................................................

              8,810 Pohang Iron & Steel Company, Ltd.                                                       541,630

 ...................................................................................................................

             12,033 Samsung Electronics Co.                                                               1,505,316

 ...................................................................................................................

             29,100 SK Telecom Co., Ltd. ADR                                                                685,669

 ...................................................................................................................

              2,600 SK Telecom Co., Ltd.                                                                    520,823

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,363,406

-------------------------------------------------------------------------------------------------------------------



Taiwan (2.4%)

 ...................................................................................................................

             29,700 ASE Test Limited (NON)                                                                  252,450

 ...................................................................................................................

            109,680 Hon Hai Precision Industry                                                              557,037

 ...................................................................................................................

                144 President Chain Store Corp.                                                                 379

 ...................................................................................................................

            472,916 Taiwan Semiconductor

                    Manufacturing Co. (NON)                                                               1,136,577

 ...................................................................................................................

            495,000 United Microelectronics Corp.                                                           719,777

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,666,220

-------------------------------------------------------------------------------------------------------------------



Thailand (0.6%)

 ...................................................................................................................

             48,600 Advanced Info Service Public Co., Ltd.                                                  471,082

 ...................................................................................................................

            566,000 TelecomAsia Corporation

                    Public Co., Ltd. (NON)                                                                  231,860

-------------------------------------------------------------------------------------------------------------------

                                                                                                            702,942

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $133,062,550)                                                             $   112,391,605

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (7.9%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      4,500,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Merrill Lynch, Pierce, Fenner & Smith due

                    January 1, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $4,503,200 for an effective

                    yield of 6.40%                                                                  $     4,500,000

 ...................................................................................................................

          4,426,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg Securities due January 1, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $4,429,147 for an effective yield

                    of 6.40%                                                                              4,426,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $8,926,000)                                                               $     8,926,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $141,988,550) (b)                                                         $   121,317,605

-------------------------------------------------------------------------------------------------------------------






Forward Currency Contracts to Buy at December 31, 2000

(aggregate face value $6,272,977)

-------------------------------------------------------------------------------------------------------------------

                                                                                 Unrealized

                                           Aggregate            Delivery      Appreciation/

                 Market Value             Face Value                Date      (Depreciation)

 ...................................................................................................................


Hong Kong Dollar   $1,826,838             $1,826,717             1/30/01        $           121

 ...................................................................................................................

Japan Yen           4,441,001              4,446,260              3/8/01                 (5,259)

-------------------------------------------------------------------------------------------------------------------

                                                                                $        (5,138)

-------------------------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                     Unrealized

                                          Aggregate           Expiration           Appreciation/

                   Total Value           Face Value                 Date          (Depreciation)

 ...................................................................................................................

HANG SENG (Long)    $1,846,552           $1,826,120               Jan-01        $        20,432

 ...................................................................................................................

TOPIX (Long)         4,381,735            4,395,116               Mar-01                (13,381)

-------------------------------------------------------------------------------------------------------------------

                                                                                $         7,051

-------------------------------------------------------------------------------------------------------------------

The fund had the following industry group concentration greater than 10% at December 31, 2000 (as a percentage of market value):

Banking                                                                                   15.3%

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















Putnam VT Capital Appreciation Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (71.6%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (0.5%)

 ...................................................................................................................

                170 True North Communications, Inc.                                                 $         7,225

 ...................................................................................................................

                250 Valassis Communications, Inc. (NON)                                                       7,891

-------------------------------------------------------------------------------------------------------------------

                                                                                                             15,116

-------------------------------------------------------------------------------------------------------------------



Aerospace/Defense (1.4%)

 ...................................................................................................................

                110 General Dynamics Corp.                                                                    8,580

 ...................................................................................................................

                650 Hexcel Corp. (NON)                                                                        5,809

 ...................................................................................................................

                270 Precision Castparts Corp.                                                                11,357

 ...................................................................................................................

                230 United Technologies Corp.                                                                18,084

-------------------------------------------------------------------------------------------------------------------

                                                                                                             43,830

-------------------------------------------------------------------------------------------------------------------



Airlines (0.2%)

 ...................................................................................................................

                245 SkyWest, Inc.                                                                             7,044

-------------------------------------------------------------------------------------------------------------------



Banking (5.4%)

 ...................................................................................................................

                108 Bank of New York Company, Inc.                                                            5,960

 ...................................................................................................................

                100 Comerica, Inc.                                                                            5,938

 ...................................................................................................................

                 70 Commerce Bancorp, Inc.                                                                    4,786

 ...................................................................................................................

                370 Fifth Third Bancorp                                                                      22,108

 ...................................................................................................................

              3,000 Firstar Corp.                                                                            69,750

 ...................................................................................................................

                300 FleetBoston Financial Corp.                                                              11,253

 ...................................................................................................................

                235 Greater Bay Bancorp                                                                       9,635

 ...................................................................................................................

                 88 M & T Bank Corp.                                                                          5,984

 ...................................................................................................................

                 83 State Street Corp.                                                                       10,309

 ...................................................................................................................

                 51 TCF Financial Corp.                                                                       2,273

 ...................................................................................................................

                500 Wells Fargo Co.                                                                          27,844

-------------------------------------------------------------------------------------------------------------------

                                                                                                            175,840

-------------------------------------------------------------------------------------------------------------------



Beverage (1.3%)

 ...................................................................................................................

                680 Coca-Cola Co.                                                                            41,438

-------------------------------------------------------------------------------------------------------------------



Biotechnology (1.6%)

 ...................................................................................................................

                295 Charles River Laboratories

                    International, Inc. (NON)                                                                 8,076

 ...................................................................................................................

                346 Genentech, Inc. (NON)                                                                    28,199

 ...................................................................................................................

                122 Immunex Corp. (NON)                                                                       4,956

 ...................................................................................................................

                200 Medimmune, Inc. (NON)                                                                     9,538

 ...................................................................................................................

                 90 Sangamo BioSciences, Inc. (NON)                                                           1,755

-------------------------------------------------------------------------------------------------------------------

                                                                                                             52,524

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.7%)

 ...................................................................................................................

                300 Cox Communications, Inc. (NON)                                                           13,969

 ...................................................................................................................

                250 Emmis Broadcasting Corp. Class A (NON)                                                    7,172

-------------------------------------------------------------------------------------------------------------------

                                                                                                             21,141

-------------------------------------------------------------------------------------------------------------------



Cable Television (2.4%)

 ...................................................................................................................

                450 Adelphia Communications Corp. (NON)                                                      23,231

 ...................................................................................................................

                210 Cablevision Systems Corp. Class A (NON)                                                  17,837

 ...................................................................................................................

                900 Comcast Corp. Class A (NON)                                                              37,575

-------------------------------------------------------------------------------------------------------------------

                                                                                                             78,643

-------------------------------------------------------------------------------------------------------------------



Chemicals (0.7%)

 ...................................................................................................................

                205 Cytec Industries, Inc. (NON)                                                              8,187

 ...................................................................................................................

                400 Dow Chemical Co.                                                                         14,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                             22,837

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.3%)

 ...................................................................................................................

                210 Moody's Corp.                                                                             5,394

 ...................................................................................................................

                295 TeleTech Holdings, Inc. (NON)                                                             5,421

-------------------------------------------------------------------------------------------------------------------

                                                                                                             10,815

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (2.5%)

 ...................................................................................................................

                100 Brocade Communications Systems (NON)                                                      9,181

 ...................................................................................................................

                959 Cisco Systems, Inc. (NON)                                                                36,682

 ...................................................................................................................

                289 MCK Communications, Inc. (NON)                                                            2,438

 ...................................................................................................................

                600 Nortel Networks Corp. (Canada)                                                           19,238

 ...................................................................................................................

                 80 Plantronics, Inc. (NON)                                                                   3,760

 ...................................................................................................................

                385 RadiSys Corp. (NON)                                                                       9,962

-------------------------------------------------------------------------------------------------------------------

                                                                                                             81,261

-------------------------------------------------------------------------------------------------------------------



Computers (2.6%)

 ...................................................................................................................

                270 Dell Computer Corp. (NON)                                                                 4,708

 ...................................................................................................................

                535 EMC Corp. (NON)                                                                          35,578

 ...................................................................................................................

                 95 MapInfo Corp. (NON)                                                                       4,489

 ...................................................................................................................

                352 Quantum Corp. (NON)                                                                       4,686

 ...................................................................................................................

              1,290 Sun Microsystems, Inc. (NON)                                                             35,959

-------------------------------------------------------------------------------------------------------------------

                                                                                                             85,420

-------------------------------------------------------------------------------------------------------------------



Conglomerates (3.2%)

 ...................................................................................................................

                195 Crane Co.                                                                                 5,545

 ...................................................................................................................

                942 General Electric Co.                                                                     45,157

 ...................................................................................................................

                322 Honeywell International, Inc.                                                            15,235

 ...................................................................................................................

                684 Tyco International, Ltd.                                                                 37,962

-------------------------------------------------------------------------------------------------------------------

                                                                                                            103,899

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.2%)

 ...................................................................................................................

                114 Capital One Financial Corp.                                                               7,503

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (2.0%)

 ...................................................................................................................

                160 Colgate-Palmolive Co.                                                                    10,328

 ...................................................................................................................

                300 Gillette Co.                                                                             10,838

 ...................................................................................................................

                141 Kimberly-Clark Corp.                                                                      9,967

 ...................................................................................................................

                430 Procter & Gamble Co.                                                                     33,728

-------------------------------------------------------------------------------------------------------------------

                                                                                                             64,861

-------------------------------------------------------------------------------------------------------------------



Consumer Services (0.6%)

 ...................................................................................................................

                405 Multex.com, Inc. (NON)                                                                    5,366

 ...................................................................................................................

                405 Resources Connection, Inc. (NON)                                                          7,695

 ...................................................................................................................

                239 Watson Wyatt & Co. Holdings (NON)                                                         5,617

-------------------------------------------------------------------------------------------------------------------

                                                                                                             18,678

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (1.1%)

 ...................................................................................................................

                300 CMS Energy Corp.                                                                          9,506

 ...................................................................................................................

                543 Entergy Corp.                                                                            22,976

 ...................................................................................................................

                100 Reliant Energy, Inc.                                                                      4,331

-------------------------------------------------------------------------------------------------------------------

                                                                                                             36,813

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (0.6%)

 ...................................................................................................................

                200 Avocent Corp. (NON)                                                                       5,400

 ...................................................................................................................

                200 Rockwell International Corp.                                                              9,525

 ...................................................................................................................

                277 Sensormatic Electronics Corp. (NON)                                                       5,557

-------------------------------------------------------------------------------------------------------------------

                                                                                                             20,482

-------------------------------------------------------------------------------------------------------------------



Electronics (1.0%)

 ...................................................................................................................

                230 APW Limited (NON)                                                                         7,763

 ...................................................................................................................

                130 DDi Corp. (NON)                                                                           3,543

 ...................................................................................................................

                300 Maxim Integrated Products, Inc. (NON)                                                    14,344

 ...................................................................................................................

                130 Measurement Specialties, Inc. (NON)                                                       2,535

 ...................................................................................................................

                100 Texas Instruments, Inc.                                                                   4,738

-------------------------------------------------------------------------------------------------------------------

                                                                                                             32,923

-------------------------------------------------------------------------------------------------------------------



Energy (2.4%)

 ...................................................................................................................

                221 Baker Hughes, Inc.                                                                        9,185

 ...................................................................................................................

                 72 BJ Services Co. (NON)                                                                     4,959

 ...................................................................................................................

                310 Schlumberger, Ltd.                                                                       24,781

 ...................................................................................................................

                130 Smith International, Inc. (NON)                                                           9,693

 ...................................................................................................................

                600 Transocean Sedco Forex, Inc.                                                             27,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                             76,218

-------------------------------------------------------------------------------------------------------------------



Engineering & Construction (0.4%)

 ...................................................................................................................

                346 Insituform Technologies, Inc. (NON)                                                      13,797

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.5%)

 ...................................................................................................................

                357 Viacom, Inc. Class B (NON)                                                               16,690

-------------------------------------------------------------------------------------------------------------------



Financial (4.4%)

 ...................................................................................................................

                510 American Express Co.                                                                     28,018

 ...................................................................................................................

                815 Citigroup, Inc.                                                                          41,616

 ...................................................................................................................

                415 Fannie Mae                                                                               36,001

 ...................................................................................................................

                530 Federal Home Loan Mortgage Corp.                                                         36,504

-------------------------------------------------------------------------------------------------------------------

                                                                                                            142,139

-------------------------------------------------------------------------------------------------------------------



Food (0.9%)

 ...................................................................................................................

                200 Heinz (H.J.) Co.                                                                          9,488

 ...................................................................................................................

                185 Quaker Oats Co. (The)                                                                    18,014

-------------------------------------------------------------------------------------------------------------------

                                                                                                             27,502

-------------------------------------------------------------------------------------------------------------------



Health Care Services (3.0%)

 ...................................................................................................................

                170 Advance Paradigm, Inc. (NON)                                                              7,735

 ...................................................................................................................

                235 Cardinal Health, Inc.                                                                    23,412

 ...................................................................................................................

                170 CIGNA Corp.                                                                              22,491

 ...................................................................................................................

                200 HCA -The Healthcare Corp.                                                                 8,802

 ...................................................................................................................

                190 Sybron Dental Specialties, Inc. (NON)                                                     3,206

 ...................................................................................................................

                200 Tenet Healthcare Corp. (NON)                                                              8,888

 ...................................................................................................................

                356 United Health Group, Inc.                                                                21,850

-------------------------------------------------------------------------------------------------------------------

                                                                                                             96,384

-------------------------------------------------------------------------------------------------------------------



Insurance (2.3%)

 ...................................................................................................................

                192 American General Corp.                                                                   15,648

 ...................................................................................................................

                239 American International Group, Inc.                                                       23,556

 ...................................................................................................................

                170 Fidelity National Financial, Inc.                                                         6,279

 ...................................................................................................................

                300 IPC Holdings, Ltd. (Bermuda)                                                              6,300

 ...................................................................................................................

                226 Protective Life Corp.                                                                     7,289

 ...................................................................................................................

                245 Stancorp Financial Group                                                                 11,699

 ...................................................................................................................

                165 Stewart Information Services                                                              3,661

-------------------------------------------------------------------------------------------------------------------

                                                                                                             74,432

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (0.6%)

 ...................................................................................................................

                 29 Goldman Sachs Group, Inc. (The)                                                           3,101

 ...................................................................................................................

                244 Merrill Lynch & Co., Inc.                                                                16,638

-------------------------------------------------------------------------------------------------------------------

                                                                                                             19,739

-------------------------------------------------------------------------------------------------------------------



Leisure Time (0.1%)

 ...................................................................................................................

                160 SCP Pool Corp. (NON)                                                                      4,810

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.2%)

 ...................................................................................................................

                263 Orient Express Hotels, Ltd. (NON)                                                         5,671

-------------------------------------------------------------------------------------------------------------------



Machinery (0.7%)

 ...................................................................................................................

                200 Caterpillar, Inc.                                                                         9,463

 ...................................................................................................................

                200 Deere (John) & Co.                                                                        9,163

 ...................................................................................................................

                213 Esterline Technologies Corp. (NON)                                                        5,591

-------------------------------------------------------------------------------------------------------------------

                                                                                                             24,217

-------------------------------------------------------------------------------------------------------------------



Manufacturing (1.3%)

 ...................................................................................................................

                215 Flowserve Corp.                                                                           4,596

 ...................................................................................................................

                440 Pentair, Inc.                                                                            10,643

 ...................................................................................................................

                342 Shaw Group, Inc. (NON)                                                                   17,100

 ...................................................................................................................

                270 Stewart & Stevenson Services, Inc.                                                        6,130

 ...................................................................................................................

                150 Thermo Electron Corp. (NON)                                                               4,463

-------------------------------------------------------------------------------------------------------------------

                                                                                                             42,932

-------------------------------------------------------------------------------------------------------------------



Medical Technology (1.3%)

 ...................................................................................................................

                451 Apogent Technologies, Inc. (NON)                                                          9,246

 ...................................................................................................................

                205 ArthroCare Corp. (NON)                                                                    3,998

 ...................................................................................................................

                195 ATS Medical, Inc. (NON)                                                                   2,767

 ...................................................................................................................

                 75 Avigen, Inc. (NON)                                                                        1,556

 ...................................................................................................................

                 60 Coherent, Inc. (NON)                                                                      1,950

 ...................................................................................................................

                 47 Cytyc Corp. (NON)                                                                         2,940

 ...................................................................................................................

                150 DENTSPLY International, Inc.                                                              5,869

 ...................................................................................................................

                212 St. Jude Medical, Inc. (NON)                                                             13,025

-------------------------------------------------------------------------------------------------------------------

                                                                                                             41,351

-------------------------------------------------------------------------------------------------------------------



Metal Fabricators (0.2%)

 ...................................................................................................................

                473 RTI International Metals, Inc. (NON)                                                      6,770

-------------------------------------------------------------------------------------------------------------------



Metals (0.1%)

 ...................................................................................................................

                200 Arch Coal, Inc.                                                                           2,825

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (0.9%)

 ...................................................................................................................

                 66 Coastal Corp.                                                                             5,829

 ...................................................................................................................

                262 Enron Corp.                                                                              21,779

-------------------------------------------------------------------------------------------------------------------

                                                                                                             27,608

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (5.4%)

 ...................................................................................................................

                800 BP Amoco PLC ADR (United Kingdom)                                                        38,300

 ...................................................................................................................

                400 Burlington Resources, Inc.                                                               20,200

 ...................................................................................................................

                770 ExxonMobil Corp.                                                                         66,942

 ...................................................................................................................

                299 Noble Drilling Corp. (NON)                                                               12,988

 ...................................................................................................................

                600 Royal Dutch Petroleum Co. PLC ADR

                    (Netherlands)                                                                            36,338

-------------------------------------------------------------------------------------------------------------------

                                                                                                            174,768

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (1.2%)

 ...................................................................................................................

                600 International Paper Co.                                                                  24,488

 ...................................................................................................................

                292 Packaging Corp. Of America (NON)                                                          4,709

 ...................................................................................................................

                700 Smurfit-Stone Container Corp. (NON)                                                      10,456

-------------------------------------------------------------------------------------------------------------------

                                                                                                             39,653

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (6.4%)

 ...................................................................................................................

                300 Abbott Laboratories                                                                      14,531

 ...................................................................................................................

                600 American Home Products Corp.                                                             38,130

 ...................................................................................................................

                500 AstraZeneca Group PLC

                    (United Kingdom)                                                                         25,750

 ...................................................................................................................

                141 Bristol-Myers Squibb Co.                                                                 10,425

 ...................................................................................................................

                 70 Cell Therapeutics, Inc. (NON)                                                             3,154

 ...................................................................................................................

                 70 Inhale Therapeutic Systems (NON)                                                          3,535

 ...................................................................................................................

                152 Johnson & Johnson                                                                        15,970

 ...................................................................................................................

                479 Merck & Co., Inc.                                                                        44,846

 ...................................................................................................................

                120 Noven Pharmaceuticals, Inc. (NON)                                                         4,485

 ...................................................................................................................

                 67 NPS Pharmaceuticals, Inc. (NON)                                                           3,216

 ...................................................................................................................

                349 Pfizer, Inc.                                                                             16,054

 ...................................................................................................................

                465 Pharmacia Corp.                                                                          28,365

-------------------------------------------------------------------------------------------------------------------

                                                                                                            208,461

-------------------------------------------------------------------------------------------------------------------



Power Producers (0.3%)

 ...................................................................................................................

                400 Orion Power Holdings, Inc. (NON)                                                          9,850

-------------------------------------------------------------------------------------------------------------------



Publishing (0.3%)

 ...................................................................................................................

                190 Houghton Mifflin Co.                                                                      8,811

-------------------------------------------------------------------------------------------------------------------



Regional Bells (2.8%)

 ...................................................................................................................

              1,300 SBC Communications, Inc.                                                                 62,075

 ...................................................................................................................

                600 Verizon Communications                                                                   30,075

-------------------------------------------------------------------------------------------------------------------

                                                                                                             92,150

-------------------------------------------------------------------------------------------------------------------



Retail (0.9%)

 ...................................................................................................................

                 70 American Eagle Outfitters, Inc. (NON)                                                     2,958

 ...................................................................................................................

                 90 Coach, Inc. (NON)                                                                         2,588

 ...................................................................................................................

                280 Duane Reade, Inc. (NON)                                                                   8,558

 ...................................................................................................................

                380 RadioShack Corp.                                                                         16,269

-------------------------------------------------------------------------------------------------------------------

                                                                                                             30,373

-------------------------------------------------------------------------------------------------------------------



Schools (0.2%)

 ...................................................................................................................

                110 Learning Tree International, Inc. (NON)                                                   5,445

-------------------------------------------------------------------------------------------------------------------



Software (1.3%)

 ...................................................................................................................

                195 Documentum, Inc. (NON)                                                                    9,689

 ...................................................................................................................

                140 Matrixone, Inc. (NON)                                                                     2,546

 ...................................................................................................................

                646 Oracle Corp. (NON)                                                                       18,774

 ...................................................................................................................

                 51 Siebel Systems, Inc. (NON)                                                                3,449

 ...................................................................................................................

                 80 VERITAS Software Corp. (NON)                                                              7,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                             41,458

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.3%)

 ...................................................................................................................

                210 Carreker Corp. (NON)                                                                      7,298

 ...................................................................................................................

                370 Electronic Data Systems Corp.                                                            21,368

 ...................................................................................................................

                486 SBS Techmologies Inc. (NON)                                                              14,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                             43,216

-------------------------------------------------------------------------------------------------------------------



Telecommunications (0.6%)

 ...................................................................................................................

              1,030 Sprint Corp. (PCS Group) (NON)                                                           21,051

-------------------------------------------------------------------------------------------------------------------



Tobacco (2.0%)

 ...................................................................................................................

              1,455 Philip Morris Cos., Inc.                                                                 64,020

-------------------------------------------------------------------------------------------------------------------



Toys (0.4%)

 ...................................................................................................................

              1,325 Hasbro, Inc.                                                                             14,079

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.9%)

 ...................................................................................................................

              1,040 Waste Management, Inc.                                                                   28,860

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $2,280,250)                                                               $     2,326,348

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (31.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      1,000,000 Federal Home Loan Mortgage Corp.

                    effective yield of 5.05%, January 2, 2001                                       $       999,439

 ...................................................................................................................

             11,000 Interest in $951,125,000 joint repurchase

                    agreement dated December 31, 2000

                    with  Goldman Sachs & Co. due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $11,008 for an effective yield

                    of 6.42%                                                                                 11,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $1,010,439)                                                               $     1,010,439

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $3,290,689) (b)                                                           $     3,336,787

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                        Aggregate    Expiration         Unrealized

                               Total Value             Face Value          Date       Appreciation

 ...................................................................................................................


Russell 2000 Index (Long)      $733,200                 $717,888          Mar-01    $        15,312

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Diversified Income Fund



The fund's portfolio

December 31, 2000




CORPORATE BONDS AND NOTES (43.8%) (a)

-------------------------------------------------------------------------------------------------------------------

  Principal Amount                                                                                            Value

 ...................................................................................................................



Advertising and Marketing Services (0.3%)

 ...................................................................................................................

   $        130,000 Adams Outdoor Advertising sr. notes

                    10 3/4s, 2006                                                                   $       131,950

 ...................................................................................................................

            560,000 AOA Holdings LLC sr. notes

                    10 3/8s, 2006                                                                           520,800

 ...................................................................................................................

            628,892 Interact Operating Co. notes 14s, 2003                                                   31,445

 ...................................................................................................................

          1,135,000 Lamar Media Corp. company guaranty

                    8 5/8s, 2007                                                                          1,137,834

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,822,029

-------------------------------------------------------------------------------------------------------------------



Aerospace and Defense (0.9%)

 ...................................................................................................................

            650,000 Argo-Tech Corp. company guaranty

                    8 5/8s, 2007                                                                            513,500

 ...................................................................................................................

            260,000 Argo-Tech Corp. company guaranty

                    Ser. D, 8 5/8s, 2007                                                                    205,400

 ...................................................................................................................

            475,000 BE Aerospace, Inc. sr. sub. notes

                    9 1/2s, 2008                                                                            469,063

 ...................................................................................................................

          1,180,000 BE Aerospace, Inc. sr. sub. notes Ser. B,

                    8s, 2008                                                                              1,094,450

 ...................................................................................................................

            820,000 Decrane Aircraft Holdings company

                    guaranty Ser. B, 12s, 2008                                                              746,200

 ...................................................................................................................

            450,000 L-3 Communications Corp. sr. sub. notes

                    Ser. B, 10 3/8s, 2007                                                                   463,500

 ...................................................................................................................

            320,000 L-3 Communications Corp. sr. sub. notes

                    8 1/2s, 2008                                                                            303,200

 ...................................................................................................................

            400,000 L-3 Communications Corp. company

                    guaranty Ser. B, 8s, 2008                                                               368,000

 ...................................................................................................................

            480,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             472,200

 ...................................................................................................................

             40,000 Sequa Corp. med. term notes 10s, 2001                                                    40,226

 ...................................................................................................................

            690,000 Sequa Corp. sr. notes 9s, 2009                                                          684,825

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,360,564

-------------------------------------------------------------------------------------------------------------------



Agriculture (0.2%)

 ...................................................................................................................

          1,664,855 Premium Standard Farms, Inc. sr. sec. notes

                    11s, 2003 (PIK)                                                                       1,498,370

-------------------------------------------------------------------------------------------------------------------



Airlines (0.7%)

 ...................................................................................................................

            860,000 Airbus Industries 144A notes

                    12.266s, 2020 (France)                                                                  925,982

 ...................................................................................................................

            890,000 Calair LLC 144A company guaranty

                    8 1/8s, 2008                                                                            836,600

 ...................................................................................................................

            150,000 Continental Airlines, Inc. notes 8s, 2005                                               140,909

 ...................................................................................................................

            270,000 Northwest Airlines, Inc. company

                    guaranty 8.52s, 2004                                                                    267,103

 ...................................................................................................................

            500,000 Northwest Airlines, Inc. company

                    guaranty 7 5/8s, 2005                                                                   482,215

 ...................................................................................................................

            170,000 US Air, Inc. pass-through certificates

                    Ser. 93-A3, 10 3/8s, 2013                                                               150,450

 ...................................................................................................................

          1,770,000 US Air, Inc. pass-through certificates

                    Ser. 93-A2, 9 5/8s, 2003                                                              1,709,059

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,512,318

-------------------------------------------------------------------------------------------------------------------



Automotive (1.0%)

 ...................................................................................................................

            870,000 Aftermarket Technology Corp. sr. sub.

                    notes 12s, 2004                                                                         826,500

 ...................................................................................................................

             80,000 Aftermarket Technology Corp. sr. sub.

                    notes Ser. D, 12s, 2004                                                                  76,000

 ...................................................................................................................

            190,000 Collins & Aikman Products, Inc.

                    company guaranty 11 1/2s, 2006                                                          146,300

 ...................................................................................................................

            770,000 Dura Operating Corp. company guaranty

                    Ser. B, 9s, 2009                                                                        639,100

 ...................................................................................................................

            540,000 Exide Corp. sr. notes 10s, 2005                                                         388,800

 ...................................................................................................................

            120,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                   18,000

 ...................................................................................................................

          1,650,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                  247,500

 ...................................................................................................................

            510,000 Hayes Wheels International, Inc.

                    company guaranty 11s, 2006                                                              372,300

 ...................................................................................................................

          1,240,000 Hayes Wheels International, Inc.

                    company guaranty Ser. B, 9 1/8s, 2007                                                   818,400

 ...................................................................................................................

            110,000 Hayes Wheels International, Inc. 144A

                    sr. sub. notes 9 1/8s, 2007                                                              72,600

 ...................................................................................................................

            415,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      382,659

 ...................................................................................................................

            490,000 Lear Corp. company guaranty 8.11s, 2009                                                 435,360

 ...................................................................................................................

            480,000 Lear Corp. company guaranty Ser. B,

                    7.96s, 2005                                                                             450,144

 ...................................................................................................................

            848,000 Oxford Automotive, Inc. company

                    guaranty Ser. D, 10 1/8s, 2007                                                          576,640

 ...................................................................................................................

            310,000 Tenneco, Inc. company guaranty

                    Ser. B, 11 5/8s, 2009 (Malaysia)                                                        146,475

 ...................................................................................................................

            780,000 Transportation Manufacturing

                    Operations, Inc. company guaranty

                    11 1/4s, 2009                                                                           234,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,830,778

-------------------------------------------------------------------------------------------------------------------



Banking (1.3%)

 ...................................................................................................................

            310,000 Bangko Sentral NG Pilipinas bonds

                    8.6s, 2027 (Philippines)                                                                199,950

 ...................................................................................................................

            150,000 Bank United Corp. sub. notes 8 7/8s, 2007                                               152,943

 ...................................................................................................................

            130,000 Chevy Chase Savings Bank, Inc. sub. deb.

                    9 1/4s, 2008                                                                            119,600

 ...................................................................................................................

            425,000 Chevy Chase Savings Bank, Inc. sub. deb.

                    9 1/4s, 2005                                                                            401,625

 ...................................................................................................................

            525,000 Colonial Capital II 144A company

                    guaranty 8.92s, 2027                                                                    500,400

 ...................................................................................................................

            210,000 CSBI Capital Trust I 144A company

                    guaranty 11 3/4s, 2027                                                                  210,000

 ...................................................................................................................

             65,000 Dime Capital Trust I bank guaranty Ser. A,

                    9.33s, 2027                                                                              58,155

 ...................................................................................................................

          1,500,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,425,405

 ...................................................................................................................

          1,410,000 Hanvit Bank 144A sub. notes 11 3/4s,

                    2010 (Korea)                                                                          1,381,800

 ...................................................................................................................

            570,000 Local Financial Corp. sr. notes 11s, 2004                                               570,000

 ...................................................................................................................

            100,000 North Fork Capital Trust I company

                    guaranty 8.7s, 2026                                                                      96,957

 ...................................................................................................................

            120,000 Peoples Heritage Capital Trust

                    company guaranty Ser. B, 9.06s, 2027                                                    121,746

 ...................................................................................................................

            365,000 Provident Capital Trust company

                    guaranty 8.6s, 2026                                                                     319,901

 ...................................................................................................................

            160,000 Riggs Capital Trust 144A bonds

                    8 5/8s, 2026                                                                            100,288

 ...................................................................................................................

          1,600,000 Sovereign Bancorp, Inc. sr. notes

                    10 1/2s, 2006                                                                         1,592,000

 ...................................................................................................................

            245,000 Sovereign Capital Trust company

                    guaranty 9s, 2027                                                                       172,358

 ...................................................................................................................

            540,000 Superior Financial 144A sr. notes

                    8.65s, 2003                                                                             531,663

 ...................................................................................................................

            220,000 Webster Capital Trust I 144A bonds

                    9.36s, 2027                                                                             193,134

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,147,925

-------------------------------------------------------------------------------------------------------------------



Broadcasting (3.0%)

 ...................................................................................................................

            880,000 Acme Television sr. disc. notes

                    10 7/8s, 2004                                                                           761,200

 ...................................................................................................................

            420,000 Allbritton Communications Co. sr. sub.

                    notes Ser. B, 8 7/8s, 2008                                                              390,600

 ...................................................................................................................

            317,900 AMFM Operating, Inc. deb.

                    12 5/8s, 2006 (PIK)                                                                     346,908

 ...................................................................................................................

             10,795 Australis Media, Ltd. sr. disc. notes

                    15 3/4s, 2003 (In default) (Australia) (PIK) (NON)                                            1

 ...................................................................................................................

            920,000 Benedek Communications Corp. sr. disc.

                    notes stepped-coupon zero %

                    (13 1/4s, 5/15/01), 2006 (STP)                                                          662,400

 ...................................................................................................................

            190,000 Central European Media Enterprises,

                    Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                                                    53,200

 ...................................................................................................................

            810,000 Chancellor Media Corp. company

                    guaranty 8s, 2008                                                                       810,000

 ...................................................................................................................

            208,290 Citadel Broadcasting, Inc. sr. sub. notes

                    10 1/4s, 2007                                                                           210,373

 ...................................................................................................................

          4,250,000 Echostar Broadband Corp. 144A sr. notes

                    10 3/8s, 2007                                                                         4,186,250

 ...................................................................................................................

            440,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                               426,800

 ...................................................................................................................

            580,000 Fox Family Worldwide, Inc. sr. disc. notes

                    stepped-coupon zero % (10 1/4s,

                    11/1/02), 2007 (STP)                                                                    466,900

 ...................................................................................................................

            544,000 Fox Family Worldwide, Inc. sr. notes

                    9 1/4s, 2007                                                                            549,440

 ...................................................................................................................

            300,000 Fox/Liberty Networks LLC sr. notes

                    8 7/8s, 2007                                                                            305,250

 ...................................................................................................................

            225,000 Golden Sky DBS, Inc. sr. disc. notes,

                    stepped-coupon Ser. B, zero %

                    (13 1/2s, 3/1/04), 2007 (STP)                                                           128,250

 ...................................................................................................................

            600,000 Golden Sky Systems company guaranty

                    Ser. B, 12 3/8s, 2006                                                                   594,000

 ...................................................................................................................

            500,000 Granite Broadcasting Corp. sr. sub. notes

                    9 3/8s, 2005                                                                            258,750

 ...................................................................................................................

            450,000 Lin Holdings Corp. sr. disc. notes

                    stepped-coupon zero % (10s,

                    3/1/03), 2008 (STP)                                                                     329,625

 ...................................................................................................................

          1,050,000 LIN Television Corp. company guaranty

                    8 3/8s, 2008                                                                            981,750

 ...................................................................................................................

            370,000 News America, Inc. sr. notes 6 5/8s, 2008                                               349,469

 ...................................................................................................................

            410,000 Paxson Communications Corp. 144A

                    sr. sub. notes 11 5/8s, 2002                                                            414,100

 ...................................................................................................................

             60,000 Pegasus Communications Corp. sr. notes

                    12 1/2s, 2007                                                                            62,400

 ...................................................................................................................

            270,000 Pegasus Communications Corp. sr. notes

                    Ser. B, 9 3/4s, 2006                                                                    251,100

 ...................................................................................................................

            100,000 Pegasus Communications Corp. 144A

                    sr. notes Ser. B, 9 5/8s, 2005                                                           93,000

 ...................................................................................................................

            710,000 Pegasus Media & Communications notes

                    Ser. B, 12 1/2s, 2005                                                                   727,750

 ...................................................................................................................

          1,318,000 PHI Holdings, Inc. sr. sub. notes

                    zero %, 2001                                                                          1,264,226

 ...................................................................................................................

            445,000 Radio One, Inc. company guaranty

                    Ser. B, 12s, 2004                                                                       453,900

 ...................................................................................................................

            390,000 Sinclair Broadcast Group, Inc. sr. sub. notes

                    8 3/4s, 2007                                                                            351,000

 ...................................................................................................................

            250,000 Sinclair Broadcast Group, Inc. 144A

                    company guaranty 9s, 2007                                                               230,000

 ...................................................................................................................

            400,000 Spanish Broadcasting System, Inc. sr. sub

                    notes 9 5/8s, 2009                                                                      350,000

 ...................................................................................................................

          1,100,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s,

                    2007 (Mexico)                                                                         1,039,500

 ...................................................................................................................

            500,000 XM Satellite Radio, Inc. sec. notes

                    14s, 2010                                                                               320,000

 ...................................................................................................................

          1,000,000 Young Broadcasting bank term loan FRN

                    Ser. B, 10s, 2005                                                                     1,005,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         18,373,142

-------------------------------------------------------------------------------------------------------------------



Building Materials (0.3%)

 ...................................................................................................................

            860,000 American Standard, Inc. company

                    guaranty 7 5/8s, 2010                                                                   808,400

 ...................................................................................................................

            220,000 Atrium Companies, Inc. company

                    guaranty Ser. B, 10 1/2s, 2009                                                          176,000

 ...................................................................................................................

            560,000 Building Materials Corp. company

                    guaranty 8s, 2008                                                                       156,800

 ...................................................................................................................

            890,000 Dayton Superior Corp. company

                    guaranty 13s, 2009                                                                      836,600

 ...................................................................................................................

             40,000 NCI Building Systems, Inc. sr. sub. notes

                    Ser. B, 9 1/4s, 2009                                                                     37,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,015,400

-------------------------------------------------------------------------------------------------------------------



Cable Television (2.8%)

 ...................................................................................................................

          1,380,000 Adelphia Communications Corp. sr.

                    notes 10 7/8s, 2010                                                                   1,324,800

 ...................................................................................................................

          1,490,000 Adelphia Communications Corp. sr.

                    notes Ser. B, 9 7/8s, 2007                                                            1,378,250

 ...................................................................................................................

            330,000 Century Communications Corp. sr.

                    notes 8 7/8s, 2007                                                                      293,700

 ...................................................................................................................

            460,000 Charter Communications Holdings LLC

                    bank term loan FRN Ser. B., 9.27s, 2008                                                 455,400

 ...................................................................................................................

          1,910,000 Charter Communications Holdings LLC

                    sr. notes 8 5/8s, 2009                                                                1,719,000

 ...................................................................................................................

            410,000 Charter Communications Holdings

                    LLC/Charter Communications Holdings

                    Capital Corp. sr. notes 10s, 2009                                                       393,600

 ...................................................................................................................

            280,000 Charter Communications Holdings

                    LLC/Charter Communications Holdings

                    Capital Corp. sr. notes 8 1/4s, 2007                                                    254,800

 ...................................................................................................................

          1,575,000 Comcast UK Cable, Ltd. deb. 11.2s,

                    2007 (Bermuda)                                                                        1,354,500

 ...................................................................................................................

            230,000 CSC Holdings, Inc. sr. sub. deb.

                    9 7/8s, 2013                                                                            239,200

 ...................................................................................................................

          1,200,000 CSC Holdings, Inc. sr. sub. notes

                    9 7/8s, 2006                                                                          1,236,000

 ...................................................................................................................

             30,000 CSC Holdings, Inc. deb. 7 5/8s, 2018                                                     26,843

 ...................................................................................................................

          2,450,000 Diamond Cable Communication Co.

                    sr. disc. notes stepped-coupon

                    zero % (10 3/4s, 2/15/02), 2007

                    (United Kingdom) (STP)                                                                1,690,500

 ...................................................................................................................

          1,656,000 Diva Systems Corp. sr. disc. notes,

                    stepped-coupon Ser. B, zero %

                    (12 5/8s, 3/1/03), 2008 (STP)                                                           662,400

 ...................................................................................................................

          1,350,000 Insight Midwest LP/Insight Capital,

                    Inc. 144A sr. notes 10 1/2s, 2010                                                     1,390,500

 ...................................................................................................................

            825,000 Knology Holdings, Inc. sr. disc.

                    notes stepped-coupon zero %,

                    (11 7/8s, 10/15/02), 2007 (STP)                                                         160,875

 ...................................................................................................................

            430,000 NTL Communications Corp. 144A

                    sr. notes 11 7/8s, 2010                                                                 380,550

 ...................................................................................................................

             70,000 NTL Communications Corp. sr. notes

                    Ser. B, 11 1/2s, 2008                                                                    61,600

 ...................................................................................................................

            640,000 NTL, Inc. sr. notes stepped-coupon

                    Ser. B, zero % (11 1/2s, 2/1/01), 2006 (STP)                                            548,800

 ...................................................................................................................

            420,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       222,600

 ...................................................................................................................

            110,000 Rogers Cablesystems, Ltd. notes 11s,

                    2015 (Canada)                                                                           121,275

 ...................................................................................................................

            200,000 Rogers Cablesystems, Ltd. deb. 10 1/8s,

                    2012 (Canada)                                                                           208,500

 ...................................................................................................................

            480,000 Supercanal Holdings S.A. 144A sr. notes

                    11 1/2s, 2005 (In default) (Argentina) (NON)                                            148,800

 ...................................................................................................................

          1,020,000 TeleWest Communications PLC

                    sr. discount notes stepped-coupon

                    zero % (11 3/8s, 2/1/05), 2010

                    (United Kingdom) (STP)                                                                  459,000

 ...................................................................................................................

            340,000 TeleWest Communications PLC sr. notes

                    11 1/4s, 2008 (United Kingdom)                                                          299,200

 ...................................................................................................................

            170,000 TeleWest Communications PLC deb. 11s,

                    2007 (United Kingdom)                                                                   150,450

 ...................................................................................................................

            340,000 TeleWest Communications PLC

                    structured note (issued by DLJ

                    International Capital)

                    10 7/8s, 2005 (United Kingdom)                                                          305,694

 ...................................................................................................................

             50,000 TeleWest Communications PLC sr. notes

                    9 7/8s, 2010 (United Kingdom)                                                            42,500

 ...................................................................................................................

            220,000 TeleWest Communications PLC deb.

                    9 5/8s, 2006 (United Kingdom)                                                           194,150

 ...................................................................................................................

            400,000 TeleWest Communications PLC sr. disc.

                    notes stepped-coupon zero % (9 1/4s,

                    4/15/04), 2009 (United Kingdom) (STP)                                                   188,000

 ...................................................................................................................

            400,000 United Pan-Europe NV 144A sr. disc.

                    notes stepped-coupon zero % (12 1/2s,

                    2/1/01), 2009 (STP) (Netherlands)                                                       122,000

 ...................................................................................................................

          1,030,000 United Pan-Europe NV sr. disc. notes

                    stepped-coupon zero % (13 3/4s,

                    2/01/05), 2010 (STP) (Netherlands)                                                      314,150

 ...................................................................................................................

            150,000 United Pan-Europe NV sr. notes

                    11 1/4s, 2010 (Netherlands)                                                              97,500

 ...................................................................................................................

            790,000 United Pan-Europe NV sr. notes

                    10 7/8s, 2009 (Netherlands)                                                             513,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,958,637

-------------------------------------------------------------------------------------------------------------------



Chemicals (1.3%)

 ...................................................................................................................

          1,430,000 Arco Chemical Co. deb. 9.8s, 2020                                                     1,258,400

 ...................................................................................................................

            410,000 Geo Specialty Chemicals, Inc. sr. sub. notes

                    10 1/8s, 2008                                                                           344,400

 ...................................................................................................................

            550,000 Huntsman Corp. 144A sr. sub. notes

                    FRN 9.188s, 2007                                                                        330,000

 ...................................................................................................................

          1,140,000 Huntsman ICI Chemicals, Inc. company

                    guaranty 10 1/8s, 2009                                                                1,094,400

 ...................................................................................................................

            700,000 ISP Holdings, Inc. sr. notes Ser. B,

                    9 3/4s, 2002                                                                            532,000

 ...................................................................................................................

            110,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                            88,000

 ...................................................................................................................

            410,000 Lyondell Petrochemical Co. sec. notes

                    Ser. B, 9 7/8s, 2007                                                                    397,700

 ...................................................................................................................

            520,000 Lyondell Petrochemical Co. notes Ser. A,

                    9 5/8s, 2007                                                                            504,400

 ...................................................................................................................

          1,090,000 PCI Chemicals & Pharmaceuticals

                    company guaranty 9 1/4s, 2007 (India)                                                   348,800

 ...................................................................................................................

            670,000 Pioneer Americas Acquisition 144A

                    sr. notes 9 1/4s, 2007 (In default) (NON)                                               120,600

 ...................................................................................................................

            330,000 Polymer Group, Inc. company guaranty

                    Ser. B, 9s, 2007                                                                        217,800

 ...................................................................................................................

            280,000 Polymer Group, Inc. company guaranty

                    Ser. B, 8 3/4s, 2008                                                                    179,200

 ...................................................................................................................

            590,099 Polytama International notes 11 1/4s,

                    2007 (Indonesia)                                                                         47,208

 ...................................................................................................................

            740,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             518,000

 ...................................................................................................................

            410,000 Sterling Chemicals Holdings sr. disc.

                    notes stepped-coupon zero % (13 1/2s,

                    8/15/01), 2008 (STP)                                                                     61,500

 ...................................................................................................................

            600,000 Sterling Chemicals, Inc. company guaranty

                    Ser. B, 12 3/8s, 2006                                                                   552,000

 ...................................................................................................................

            440,000 Sterling Chemicals, Inc. sr. sub. notes

                    11 3/4s, 2006                                                                           209,000

 ...................................................................................................................

            330,000 Sterling Chemicals, Inc. sr. sub. notes

                    Ser. A, 11 1/4s, 2007                                                                   155,100

 ...................................................................................................................

            170,000 Texas Petrochemical Corp. sr. sub. notes

                    Ser. B, 11 1/8s, 2006                                                                   127,500

 ...................................................................................................................

            705,000 Trikem S.A. 144A bonds 10 5/8s, 2007

                    (Brazil)                                                                                518,175

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,604,183

-------------------------------------------------------------------------------------------------------------------



Coal (--%)

 ...................................................................................................................

            800,000 Lodestar Holdings, Inc. company

                    guaranty 11 1/2s, 2005 (In default) (NON)                                                56,000

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.3%)

 ...................................................................................................................

          1,330,000 Coinmach Corp. sr. notes Ser. D,

                    11 3/4s, 2005                                                                         1,336,650

 ...................................................................................................................

            380,000 GS Superhighway Holdings sr. notes

                    10 1/4s, 2007 (China)                                                                   264,100

 ...................................................................................................................

            705,000 GS Superhighway Holdings sr. notes

                    9 7/8s, 2004 (China)                                                                    504,075

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,104,825

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (--%)

 ...................................................................................................................

            250,000 Telex Communications, Inc. 144A

                    company guaranty 10 1/2s, 2007                                                          137,500

-------------------------------------------------------------------------------------------------------------------



Components (0.1%)

 ...................................................................................................................

            520,000 Seagate Technology International 144A

                    company guaranty 12 1/2s, 2007

                    (Cayman Islands)                                                                        483,600

-------------------------------------------------------------------------------------------------------------------



Construction (0.3%)

 ...................................................................................................................

          1,200,000 Better Minerals & Aggregates Co.

                    company guaranty 13s, 2009                                                              936,000

 ...................................................................................................................

            800,000 Morrison Knudsen Corp. 144A sr. notes

                    11s, 2010                                                                               596,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,532,000

-------------------------------------------------------------------------------------------------------------------



Consumer (0.4%)

 ...................................................................................................................

            640,000 Derby Cycle Corp. (The) sr. notes

                    10s, 2008                                                                               179,200

 ...................................................................................................................



         DEM400,000 Derby Cycle Corp. (The) sr. notes

                    9 3/8s, 2008                                                                             57,588

 ...................................................................................................................

            770,000 Home Interiors & Gifts, Inc. company

                    guaranty 10 1/8s, 2008                                                                  288,750

 ...................................................................................................................

          1,070,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                               941,600

 ...................................................................................................................

          1,250,000 Samsonite Corp. sr. sub. notes

                    10 3/4s, 2008                                                                           837,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,304,638

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.4%)

 ...................................................................................................................

            645,000 Aames Financial Corp. sr. notes

                    9 1/8s, 2003                                                                            335,400

 ...................................................................................................................

            250,000 Conseco Finance Trust III, Inc. bonds

                    8.796s, 2027                                                                             93,750

 ...................................................................................................................

            600,000 Conseco Financial Corp. sr. sub. notes

                    10 1/4s, 2002                                                                           492,000

 ...................................................................................................................

            650,000 Contifinancial Corp. sr. notes 8 3/8s,

                    2003 (In default) (NON)                                                                  94,250

 ...................................................................................................................

            750,000 Contifinancial Corp. sr. notes 8 1/8s,

                    2008 (In default) (NON)                                                                 108,750

 ...................................................................................................................

          1,260,000 Contifinancial Corp. sr. notes 7 1/2s,

                    2002 (In default) (NON)                                                                 182,700

 ...................................................................................................................

          1,170,000 Delta Financial Corp. sr. notes

                    9 1/2s, 2004                                                                            526,500

 ...................................................................................................................

            370,000 Nationwide Credit, Inc. sr. notes Ser. A,

                    10 1/4s, 2008                                                                            99,900

 ...................................................................................................................

            485,000 Outsourcing Solutions, Inc. sr. sub. notes

                    Ser. B, 11s, 2006                                                                       388,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,321,250

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.7%)

 ...................................................................................................................

          1,190,000 Albecca, Inc. company guaranty

                    10 3/4s, 2008                                                                         1,053,150

 ...................................................................................................................

            270,000 Doane Pet Care Corp. sr. sub. notes

                    9 3/4s, 2007                                                                            205,200

 ...................................................................................................................

            190,000 French Fragrances, Inc. company

                    guaranty Ser. D, 10 3/8s, 2007                                                          175,750

 ...................................................................................................................

            150,000 French Fragrances, Inc. sr. notes

                    Ser. B, 10 3/8s, 2007                                                                   136,500

 ...................................................................................................................

            450,000 Leiner Health Products sr. sub. notes

                    9 5/8s, 2007                                                                             89,438

 ...................................................................................................................

          1,110,000 NBTY, Inc. 144A sr. sub. notes 8 5/8s, 2007                                             921,300

 ...................................................................................................................

            390,000 Playtex Products, Inc. sr. sub. notes

                    9s, 2003                                                                                372,450

 ...................................................................................................................

             40,000 Playtex Products, Inc. 144A company

                    guaranty Ser. B, 8 7/8s, 2004                                                            38,400

 ...................................................................................................................

            240,000 Revlon Consumer Products sr. notes

                    8 1/8s, 2006                                                                            170,400

 ...................................................................................................................

          1,000,000 Sealy Mattress Co. company guaranty

                    stepped-coupon Ser. B, zero %

                    (10 7/8s, 12/15/02), 2007 (STP)                                                         751,250

 ...................................................................................................................

            220,000 Sealy Mattress Co. sr. sub. notes

                    Ser. B, 9 7/8s, 2007                                                                    212,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,126,138

-------------------------------------------------------------------------------------------------------------------



Consumer Services (0.3%)

 ...................................................................................................................

            360,000 Iron Mountain, Inc. company guaranty

                    8 3/4s, 2009                                                                            356,400

 ...................................................................................................................

          1,590,000 Iron Mountain, Inc. sr. sub. notes

                    8 1/4s, 2011                                                                          1,498,575

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,854,975

-------------------------------------------------------------------------------------------------------------------



Consumer Staples (0.1%)

 ...................................................................................................................

            480,000 Doskcil Manufacturing Co 144A sr. sub.

                    notes 10 1/8s, 2007                                                                     120,000

 ...................................................................................................................

            410,000 Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                              390,525

-------------------------------------------------------------------------------------------------------------------

                                                                                                            510,525

-------------------------------------------------------------------------------------------------------------------



Containers (0.6%)

 ...................................................................................................................

            960,000 AEP Industries, Inc. sr. sub. notes

                    9 7/8s, 2007                                                                            806,400

 ...................................................................................................................

          1,000,000 Consumers International sr. notes

                    10 1/4s, 2005                                                                           100,000

 ...................................................................................................................

            350,000 Huntsman Packaging Corp. company

                    guaranty 13s, 2010                                                                      203,000

 ...................................................................................................................

              2,500 Huntsman Packaging Corp. bank term

                    loan FRN 10.438s, 2008                                                                    2,225

 ...................................................................................................................

            350,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               192,500

 ...................................................................................................................

            610,000 Owens-Illinois, Inc. sr. notes 7.15s, 2005                                              347,700

 ...................................................................................................................

            150,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               127,500

 ...................................................................................................................

          1,290,000 Tekni-Plex, Inc. company guaranty

                    Ser. B, 12 3/4s, 2010                                                                 1,032,000

 ...................................................................................................................

            560,000 Tekni-Plex, Inc. bank term loan FRN

                    Ser. B, 12s, 2008                                                                       526,400

 ...................................................................................................................

            320,000 U.S. Can Corp. 144A sr. sub. notes

                    12 3/8s, 2010                                                                           314,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,652,525

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (0.7%)

 ...................................................................................................................

            691,000 AES China Generating Co. sr. notes

                    10 1/8s, 2006 (China)                                                                   504,430

 ...................................................................................................................

            380,000 CMS Energy Corp. sr. notes 8 1/8s, 2002                                                 380,144

 ...................................................................................................................

            160,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                 145,934

 ...................................................................................................................

            710,000 CMS Energy Corp. pass-through

                    certificates 7s, 2005                                                                   649,203

 ...................................................................................................................

            940,000 CMS Energy Corp. sr. notes Ser. B,

                    6 3/4s, 2004                                                                            888,300

 ...................................................................................................................

            397,195 Luannan Energy Co. sec. notes 12 1/4s,

                    2002 (Cayman Islands)(FWC/WIS)                                                          198,598

 ...................................................................................................................

            541,025 Northeast Utilities System notes Ser. A,

                    8.58s, 2006                                                                             547,912

 ...................................................................................................................

            205,333 Northeast Utilities System notes Ser. B,

                    8.38s, 2005                                                                             207,066

 ...................................................................................................................

            992,500 TNP Enterprises, Inc. bank term loan

                    FRN 9.449s, 2005                                                                        996,842

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,518,429

-------------------------------------------------------------------------------------------------------------------



Energy (0.7%)

 ...................................................................................................................

            320,000 Compagnie Generale de Geophysique SA

                    144A sr. notes 10 5/8s, 2007 (France)                                                   328,000

 ...................................................................................................................

            350,000 Grant Prideco, Inc. 144A sr. notes

                    9 5/8s, 2007                                                                            361,375

 ...................................................................................................................

            960,000 Parker Drilling Corp. company

                    guaranty Ser. D, 9 3/4s, 2006                                                           962,400

 ...................................................................................................................

            590,000 Pride Petroleum Services, Inc. sr. notes

                    9 3/8s, 2007                                                                            603,275

 ...................................................................................................................

            320,000 RBF Finance Co. company guaranty

                    11 3/8s, 2009                                                                           369,600

 ...................................................................................................................

          1,600,000 RBF Finance Co. company guaranty

                    11s, 2006                                                                             1,852,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,476,650

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.4%)

 ...................................................................................................................

            190,000 AMC Entertainment, Inc. sr. sub. notes

                    9 1/2s, 2009                                                                            111,625

 ...................................................................................................................

            200,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              192,000

 ...................................................................................................................

          1,490,000 Regal Cinemas, Inc. sr. sub. notes

                    9 1/2s, 2008                                                                            104,300

 ...................................................................................................................

            620,000 Regal Cinemas, Inc. sr. sub. notes

                    8 7/8s, 2010 (In default) (NON)                                                          60,450

 ...................................................................................................................

            670,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s,

                    2005 (In default) (NON)                                                                  53,600

 ...................................................................................................................

            950,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                  907,250

 ...................................................................................................................

          1,031,000 United Artists Theatre 144A 10.415s,

                    2007 (acquired various dates from

                    1/24/00 to 3/13/00, cost $54,100)

                    (In default) (NON) (RES)                                                                 21,909

 ...................................................................................................................

            899,000 United Artists Theatre sr. sub. notes

                    9 3/4s, 2008 (acquired various dates

                    from 4/15/98 to 1/20/00, cost $807,020)

                    (In default) (NON) (RES)                                                                 19,104

 ...................................................................................................................

            973,479 United Artists Theatre bank term loan

                    FRN 8.438s, 2006 (acquired 6/4/98,

                    cost $972,018) (RES)                                                                    632,761

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,102,999

-------------------------------------------------------------------------------------------------------------------



Financial (0.6%)

 ...................................................................................................................

             50,000 Advanta Corp. company guaranty

                    Ser. B, 8.99s, 2026                                                                      27,500

 ...................................................................................................................

            340,000 Advanta Corp. med. term notes Ser. B,

                    7s, 2001                                                                                331,510

 ...................................................................................................................

          1,080,000 Advanta Corp. med-term notes Ser. D,

                    6.92s, 2002                                                                           1,005,199

 ...................................................................................................................

            640,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A,

                    10s, 2004                                                                               377,600

 ...................................................................................................................

            130,000 Finova Capital Corp. sr. notes 7 5/8s, 2009                                              74,100

 ...................................................................................................................

            495,000 Imperial Credit Capital Trust I 144A

                    company guaranty 10 1/4s, 2002                                                          257,400

 ...................................................................................................................

            320,000 Ocwen Capital Trust I company

                    guaranty 10 7/8s, 2027                                                                  192,000

 ...................................................................................................................

            510,000 Ocwen Federal Bank FSB sub. deb.

                    12s, 2005                                                                               467,925

 ...................................................................................................................

            415,000 Ocwen Financial Corp. notes

                    11 7/8s, 2003                                                                           356,900

 ...................................................................................................................

            814,000 Reliance Group Holdings, Inc. sr. notes

                    9s, 2001 (In default) (NON)                                                              69,190

 ...................................................................................................................

            680,000 Resource America, Inc. 144A sr. notes

                    12s, 2004                                                                               625,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,784,924

-------------------------------------------------------------------------------------------------------------------



Food (0.2%)

 ...................................................................................................................

            160,000 Archibald Candy Corp. company

                    guaranty 10 1/4s, 2004                                                                   91,200

 ...................................................................................................................

            230,000 Aurora Foods, Inc. sr. sub. notes

                    Ser. B, 9 7/8s, 2007                                                                    164,450

 ...................................................................................................................

            600,000 Aurora Foods, Inc. 144A ser. sub. notes

                    Ser. D, 9 7/8s, 2007                                                                    429,000

 ...................................................................................................................

            305,000 Eagle Family Foods company guaranty

                    Ser. B, 8 3/4s, 2008                                                                    152,500

 ...................................................................................................................

            550,000 Premier International Foods PLC

                    sr. notes 12s, 2009 (United Kingdom)                                                    451,000

 ...................................................................................................................

            770,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B,

                    10 1/4s, 2009                                                                           196,350

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,484,500

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (2.6%)

 ...................................................................................................................

            440,000 Anchor Gaming 144A sr. sub notes

                    9 7/8s, 2008                                                                            452,100

 ...................................................................................................................

          1,360,000 Autotote Corp. 144A company guaranty

                    12 1/2s, 2010                                                                         1,278,400

 ...................................................................................................................

          1,180,501 Fitzgeralds Gaming Corp. company

                    guaranty Ser. B, 12 1/4s, 2004 (acquired

                    various dates from 12/19/97 to 10/23/00,

                    cost $963,946) (In default) (NON) (RES)                                                 708,301

 ...................................................................................................................

            280,000 Harrahs Entertainment, Inc. company

                    guaranty 7 1/2s, 2009                                                                   273,552

 ...................................................................................................................

            500,000 Harrahs Operating Co., Inc. company

                    guaranty 7 7/8s, 2005                                                                   495,000

 ...................................................................................................................

            810,000 Hollywood Casino Corp. company

                    guaranty 11 1/4s, 2007                                                                  832,275

 ...................................................................................................................

            410,000 Hollywood Park, Inc. company guaranty

                    Ser. B, 9 1/4s, 2007                                                                    410,000

 ...................................................................................................................

            630,000 International Game Technology sr. notes

                    8 3/8s, 2009                                                                            623,700

 ...................................................................................................................

          1,420,000 International Game Technology sr. notes

                    7 7/8s, 2004                                                                          1,405,800

 ...................................................................................................................

            520,000 Isle of Capri Black Hawk LLC 144A

                    1st mortgage Ser. B, 13s, 2004                                                          566,800

 ...................................................................................................................

            570,000 Isle of Capri Black Hawk LLC company

                    guaranty 8 3/4s, 2009                                                                   504,450

 ...................................................................................................................

            790,000 Mandalay Resort Group sr. sub. notes

                    Ser. B, 10 1/4s, 2007                                                                   780,125

 ...................................................................................................................

            820,000 MGM Grand, Inc. company guaranty

                    9 3/4s, 2007                                                                            861,000

 ...................................................................................................................

            700,000 Mohegan Tribal Gaming, Auth. sr. sub.

                    notes 8 3/4s, 2009                                                                      698,250

 ...................................................................................................................

            250,000 Mohegan Tribal Gaming, Auth. sr. notes

                    8 1/8s, 2006                                                                            247,500

 ...................................................................................................................

            830,000 Park Place Entertainment Corp. sr. sub.

                    notes 8 7/8s, 2008                                                                      838,300

 ...................................................................................................................

             80,000 Park Place Entertainment, Inc. sr. sub. notes

                    9 3/8s, 2007                                                                             82,400

 ...................................................................................................................

          1,900,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    1,244,500

 ...................................................................................................................

          1,060,000 Trump Castle Funding, Inc. 144A sr. sub.

                    notes 11 3/4s, 2003                                                                     795,000

 ...................................................................................................................

          2,010,000 Trump Castle Funding, Inc. 144A sub.

                    notes 10 1/4s, 2003                                                                   2,035,125

 ...................................................................................................................

            610,000 Venetian Casino, Inc. company guaranty

                    12 1/4s, 2004                                                                           613,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                         15,745,628

-------------------------------------------------------------------------------------------------------------------



Health Care (1.6%)

 ...................................................................................................................

            480,000 ALARIS Medical Systems, Inc. company

                    guaranty 9 3/4s, 2006                                                                   180,000

 ...................................................................................................................

            280,000 Bio-Rad Labs Corp. sr. sub. notes

                    11 5/8s, 2007                                                                           288,400

 ...................................................................................................................

            210,000 Columbia/HCA Healthcare Corp. deb.

                    8.36s, 2024                                                                             196,350

 ...................................................................................................................

            280,000 Columbia/HCA Healthcare Corp. deb.

                    7.19s, 2015                                                                             247,800

 ...................................................................................................................

            960,000 Columbia/HCA Healthcare Corp. notes

                    7s, 2007                                                                                916,800

 ...................................................................................................................

            140,000 Columbia/HCA Healthcare Corp.

                    med term notes 6.63s, 2045                                                              136,550

 ...................................................................................................................

            350,000 Conmed Corp. company guaranty

                    9s, 2008                                                                                280,000

 ...................................................................................................................

          1,880,000 HCA - The Healthcare Co. notes

                    8 3/4s, 2010                                                                          1,978,700

 ...................................................................................................................

            530,000 Kinetic Concepts, Inc. company

                    guaranty Ser. B, 9 5/8s, 2007                                                           434,600

 ...................................................................................................................

            410,000 Lifepoint Hospital Holdings company

                    guaranty Ser. B, 10 3/4s, 2009                                                          442,800

 ...................................................................................................................

          1,110,000 Magellan Health sr. sub. notes 9s, 2008                                                 777,000

 ...................................................................................................................

            760,000 Mediq, Inc. company guaranty 11s, 2008

                    (acquired various dates from 5/22/98 to

                    2/3/00, cost $582,000) (In default) (NON) (RES)                                           7,600

 ...................................................................................................................

            495,000 Mediq, Inc. deb. stepped-coupon zero %

                    (13s, 6/1/03), 2009 (acquired 5/26/98,

                    cost $261,039) (STP) (RES)                                                                   50

 ...................................................................................................................

            800,000 Paracelsus Healthcare sr. sub. notes 10s,

                    2006 (acquired various dates from

                    11/21/96 to 5/24/00, cost $586,825)

                    (In default) (NON) (RES)                                                                317,000

 ...................................................................................................................

          1,165,000 Tenet Healthcare Corp. sr. notes Ser. B,

                    8 1/8s, 2008                                                                          1,173,738

 ...................................................................................................................

            570,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               577,125

 ...................................................................................................................

            690,000 Tenet Healthcare Corp. sr. notes Ser. B,

                    7 5/8s, 2008                                                                            677,925

 ...................................................................................................................

          1,200,000 Triad Hospitals Holdings company

                    guaranty Ser. B, 11s, 2009                                                            1,272,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,904,438

-------------------------------------------------------------------------------------------------------------------



Homebuilding (0.8%)

 ...................................................................................................................

            480,000 D.R. Horton, Inc. sr. sub. notes

                    9 3/4s, 2010                                                                            442,800

 ...................................................................................................................

            440,000 D.R. Horton, Inc. company guaranty

                    8s, 2009                                                                                396,000

 ...................................................................................................................

            260,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              231,400

 ...................................................................................................................

            210,000 Del Webb Corp. sr. sub. debs

                    9 3/4s, 2008                                                                            184,800

 ...................................................................................................................

            240,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               205,200

 ...................................................................................................................

             50,000 Del Webb Corp. sr. sub. debs 9s, 2006                                                    46,250

 ...................................................................................................................

            580,000 K. Hovnanian Enterprises, Inc. 144A

                    company guaranty 10 1/2s, 2007                                                          533,600

 ...................................................................................................................

            550,000 Lennar Corp. company guaranty Ser. B,

                    9.95s, 2010                                                                             563,750

 ...................................................................................................................

            190,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     173,850

 ...................................................................................................................

             70,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                             65,188

 ...................................................................................................................

            580,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               574,200

 ...................................................................................................................

            110,000 Ryland Group, Inc. sr. sub. notes

                    8 1/4s, 2008                                                                             95,700

 ...................................................................................................................

            620,000 Standard Pacific Corp. sr. notes

                    9 1/2s, 2010                                                                            576,600

 ...................................................................................................................

            540,000 Toll Corp. company guaranty 8 1/8s, 2009                                                507,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,596,938

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.7%)

 ...................................................................................................................

            630,000 Epic Resorts LLC company guaranty

                    Ser. B, 13s, 2005                                                                       189,000

 ...................................................................................................................

            410,000 Felcor Lodging LP company guaranty

                    9 1/2s, 2008                                                                            406,925

 ...................................................................................................................

            560,000 HMH Properties, Inc. sr. notes

                    Ser. C, 8.45s, 2008                                                                     540,400

 ...................................................................................................................

          2,240,000 HMH Properties, Inc. company guaranty

                    Ser. B, 7 7/8s, 2008                                                                  2,122,400

 ...................................................................................................................

             40,000 Host Marriott LP 144A sr. notes

                    9 1/4s, 2007                                                                             39,700

 ...................................................................................................................

          1,100,000 ITT Corp. notes 6 3/4s, 2005                                                          1,062,677

 ...................................................................................................................

            120,000 ITT Corp. notes 6 3/4s, 2003                                                            118,022

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,479,124

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.7%)

 ...................................................................................................................

          1,490,000 Blount, Inc. company guaranty 13s, 2009                                               1,147,300

 ...................................................................................................................

            325,000 Continental Global Group sr. notes

                    Ser. B, 11s, 2007                                                                       107,250

 ...................................................................................................................

          1,040,000 Flowserve Corp. company guaranty

                    12 1/4s, 2010                                                                         1,050,400

 ...................................................................................................................

          1,000,000 Flowserve Corp. bank term loan FRN

                    Ser. B, 10.25s, 2006                                                                  1,000,000

 ...................................................................................................................

            980,000 Motors and Gears, Inc. sr. notes Ser. D,

                    10 3/4s, 2006                                                                           911,400

 ...................................................................................................................

            260,000 Roller Bearing Co. company guaranty

                    Ser. B, 9 5/8s, 2007                                                                    228,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,445,150

-------------------------------------------------------------------------------------------------------------------



Medical Services (0.2%)

 ...................................................................................................................

            680,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                             5,950

 ...................................................................................................................

            430,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                             3,763

 ...................................................................................................................

            280,000 Mariner Post-Acute Network, Inc. sr. sub.

                    notes stepped-coupon Ser. B, zero %

                    (10 1/2s, 11/1/02), 2007 (In default) (STP) (NON)                                         2,800

 ...................................................................................................................

          1,395,000 Mariner Post-Acute Network, Inc. sr. sub.

                    notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                            13,950

 ...................................................................................................................

          1,465,000 Multicare Cos., Inc. sr. sub. notes 9s, 2007

                    (acquired various dates from 8/4/97 to

                    8/5/98, cost $1,438,860) (In default) (NON) (RES)                                        73,250

 ...................................................................................................................

            790,000 RAB Enterprises, Inc. company guaranty

                    10 1/2s, 2005                                                                           568,800

 ...................................................................................................................

            120,000 Service Corp. International debs.

                    7 7/8s, 2013                                                                             62,400

 ...................................................................................................................

             70,000 Service Corp. International notes

                    7.7s, 2009                                                                               38,150

 ...................................................................................................................

            690,000 Service Corp. International notes 6s, 2005                                              382,950

 ...................................................................................................................

            745,000 Sun Healthcare Group, Inc. sr. sub. notes

                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                   7,450

 ...................................................................................................................

            720,000 Sun Healthcare Group, Inc. 144A sr. sub.

                    notes 9 3/8s, 2008 (In default) (NON)                                                    14,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,173,863

-------------------------------------------------------------------------------------------------------------------



Medical Technology (0.1%)

 ...................................................................................................................

          1,110,000 Hanger Orthopedic Group, Inc. sr. sub.

                    notes 11 1/4s, 2009                                                                     333,000

-------------------------------------------------------------------------------------------------------------------



Metals (0.9%)

 ...................................................................................................................

          1,550,000 AK Steel Corp. company guaranty

                    7 7/8s, 2009                                                                          1,364,000

 ...................................................................................................................

            295,665 Anker Coal Group, Inc. company

                    guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                    118,266

 ...................................................................................................................

            250,000 Armco, Inc. sr. notes 9s, 2007                                                          235,625

 ...................................................................................................................

          1,010,000 Kaiser Aluminum & Chemical Corp. sr.

                    sub. notes 12 3/4s, 2003                                                                686,800

 ...................................................................................................................

             60,000 Kaiser Aluminum & Chemical Corp.

                    sr. notes Ser. B, 10 7/8s, 2006                                                          49,200

 ...................................................................................................................

             20,000 Kaiser Aluminum & Chemical Corp.

                    sr. notes 9 7/8s, 2002                                                                   17,600

 ...................................................................................................................

          1,040,000 LTV Corp. company guaranty

                    11 3/4s, 2009                                                                            20,800

 ...................................................................................................................

          1,290,000 National Steel Corp. 1st mtge. Ser. D,

                    9 7/8s, 2009                                                                            567,600

 ...................................................................................................................

            240,000 Oregon Steel Mills 1st mortgage

                    11s, 2003                                                                               174,000

 ...................................................................................................................

            280,000 P & L Coal Holdings Corp. company

                    guaranty Ser. B, 9 5/8s, 2008                                                           280,700

 ...................................................................................................................

            990,000 UCAR Global bank term loan FRN

                    Ser. B, 9.188s, 2008                                                                    940,500

 ...................................................................................................................

            800,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             552,000

 ...................................................................................................................

             70,000 Weirton Steel Corp. 144A sr. notes

                    10 3/4s, 2005                                                                            28,700

 ...................................................................................................................

            820,000 Wheeling-Pittsburgh Steel Corp.

                    sr. notes 9 1/4s, 2007 (In default) (NON)                                                73,800

 ...................................................................................................................

            390,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       234,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,343,591

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (1.7%)

 ...................................................................................................................

          1,110,000 Belco Oil & Gas Corp. company

                    guaranty Ser. B, 10 1/2s, 2006                                                        1,115,550

 ...................................................................................................................

            350,000 Belco Oil & Gas Corp. sr. sub. notes

                    Ser. B, 8 7/8s, 2007                                                                    329,000

 ...................................................................................................................

            360,000 Giant Industries Corp. company

                    guaranty 9s, 2007                                                                       326,700

 ...................................................................................................................

             90,000 Gulf Canada Resources, Ltd. sr. sub.

                    notes 9 5/8s, 2005 (Canada)                                                              92,588

 ...................................................................................................................

            700,000 HS Resources, Inc. company guaranty

                    9 1/4s, 2006                                                                            703,500

 ...................................................................................................................

            500,000 Leviathan Gas Corp. company guaranty

                    Ser. B, 10 3/8s, 2009                                                                   525,000

 ...................................................................................................................

            820,000 Nuevo Energy Co. sr. sub. notes

                    Ser. B, 9 1/2s, 2008                                                                    817,950

 ...................................................................................................................

            370,000 Nuevo Energy Co. 144A sr. sub. notes

                    9 3/8s, 2010                                                                            370,000

 ...................................................................................................................

            250,000 Ocean Energy, Inc. company guaranty

                    Ser. B, 8 7/8s, 2007                                                                    256,320

 ...................................................................................................................

          1,200,000 Ocean Energy, Inc. company guaranty

                    Ser. B, 8 3/8s, 2008                                                                  1,205,352

 ...................................................................................................................

          1,580,000 Pioneer Natural Resources Co. company

                    guaranty 9 5/8s, 2010                                                                 1,674,800

 ...................................................................................................................

             80,000 Port Arthur Finance Corp. company

                    guaranty 12 1/2s, 2009                                                                   79,200

 ...................................................................................................................

            310,000 Seven Seas Petroleum sr. notes

                    Ser. B, 12 1/2s, 2005                                                                    68,200

 ...................................................................................................................

            510,000 Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                            538,871

 ...................................................................................................................

            190,000 Stone Energy Corp. company guaranty

                    8 3/4s, 2007                                                                            189,050

 ...................................................................................................................

            640,000 Triton Energy, Ltd. sr. notes 8 7/8s,

                    2007 (Cayman Islands)                                                                   646,400

 ...................................................................................................................

          1,050,000 Vintage Petroleum sr. sub. notes

                    9 3/4s, 2009                                                                          1,102,500

 ...................................................................................................................

            200,000 XCL, Ltd. 144A company guaranty

                    13 1/2s, 2004 (In default) (NON)                                                         36,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,076,981

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (1.8%)

 ...................................................................................................................

            400,000 Abitibi-Consolidated, Inc. deb. 8.85s,

                    2030 (Canada)                                                                           381,440

 ...................................................................................................................

            800,000 Abitibi-Consolidated, Inc. bonds 8.55s,

                    2010 (Canada)                                                                           807,056

 ...................................................................................................................

            975,000 APP China Group, Ltd. 144A sr. disc.

                    notes 14s, 2010 (Bermuda)                                                               360,750

 ...................................................................................................................

          1,515,000 APP Finance II Mauritius, Ltd. bonds

                    stepped-coupon 12s, (16s, 2/15/04),

                    2049 (Indonesia) (STP)                                                                  303,000

 ...................................................................................................................

            540,000 Doman Industries, Ltd. company

                    guaranty 12s, 2004 (Canada)                                                             523,800

 ...................................................................................................................

            910,000 Doman Industries, Ltd. 144A sr. notes

                    8 3/4s, 2004 (Canada)                                                                   409,500

 ...................................................................................................................

          1,150,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,083,875

 ...................................................................................................................

            360,000 Gaylord Container Corp. sr. sub. notes

                    9 7/8s, 2008                                                                            144,000

 ...................................................................................................................

            510,000 Gaylord Container Corp. sr. notes Ser. B,

                    9 3/8s, 2007                                                                            321,300

 ...................................................................................................................

            545,000 Indah Kiat Financial Mauritius, Ltd.

                    company guaranty 10s, 2007 (Indonesia)                                                  204,375

 ...................................................................................................................

             72,222 Jefferson Smurfit bank term loan FRN

                    Ser. B, 10.063s, 2006                                                                    72,222

 ...................................................................................................................

            880,000 Pacifica Papers, Inc. sr. notes 10s,

                    2009 (Canada)                                                                           866,800

 ...................................................................................................................

            410,000 Packaging Corp. company guaranty

                    9 5/8s, 2009                                                                            423,325

 ...................................................................................................................

          1,575,000 Pindo Deli Finance Mauritius, Ltd.

                    company guaranty 10 3/4s,

                    2007 (Indonesia)                                                                        551,250

 ...................................................................................................................

          1,015,000 PT Pabrik Kertas Tjiwi Kimia company

                    guaranty 10s, 2004 (Indonesia)                                                          446,600

 ...................................................................................................................

          2,020,000 Riverwood International Corp. company

                    guaranty 10 7/8s, 2008                                                                1,807,900

 ...................................................................................................................

             75,000 Riverwood International Corp. company

                    guaranty 10 5/8s, 2007                                                                   74,813

 ...................................................................................................................

            110,000 Stone Container Corp. sr. notes

                    12.58s, 2016                                                                            112,475

 ...................................................................................................................

            280,000 Stone Container Corp. 144A company

                    guaranty 11 1/2s, 2006                                                                  285,600

 ...................................................................................................................

             60,000 Stone Container Corp. 1st. Mtge.

                    10 3/4s, 2002                                                                            60,750

 ...................................................................................................................

            989,565 Stone Container Corp. bank term loan

                    FRN Ser. F, 9 1/2s, 2006                                                                987,091

 ...................................................................................................................

            790,000 Tembec Industries, Inc. company

                    guaranty 8 5/8s, 2009 (Canada)                                                          778,150

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,006,072

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (0.3%)

 ...................................................................................................................

            750,000 ICN Pharmaceuticals, Inc. sr. notes

                    Ser. B, 9 1/4s, 2005                                                                    727,500

 ...................................................................................................................

            770,000 ICN Pharmaceuticals, Inc. 144A sr. notes

                    8 3/4s, 2008                                                                            777,700

 ...................................................................................................................

             70,000 ICN Pharmaceuticals, Inc. sr. notes

                    8 3/4s, 2008                                                                             70,700

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,575,900

-------------------------------------------------------------------------------------------------------------------



Power Producers (1.4%)

 ...................................................................................................................

          2,210,000 AES Corp. sr. notes 9 3/8s, 2010                                                      2,265,250

 ...................................................................................................................

            310,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   319,300

 ...................................................................................................................

            140,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    140,012

 ...................................................................................................................

             30,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     29,832

 ...................................................................................................................

            670,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    627,074

 ...................................................................................................................

             20,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     18,990

 ...................................................................................................................

             90,000 Midland Funding II Corp. deb. Ser. B,

                    13 1/4s, 2006                                                                            99,656

 ...................................................................................................................

          3,135,000 Midland Funding II Corp. deb. Ser. A,

                    11 3/4s, 2005                                                                         3,320,373

 ...................................................................................................................

            780,000 Tiverton/Rumford Power Associates,

                    Ltd. 144A pass-through certificates

                    9s, 2018                                                                                780,000

 ...................................................................................................................

            990,000 York Power Funding 144A notes 12s,

                    2007 (Cayman Islands)                                                                   990,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,590,487

-------------------------------------------------------------------------------------------------------------------



Publishing (0.5%)

 ...................................................................................................................

          1,340,000 Affinity Group Holdings sr. notes

                    11s, 2007                                                                             1,085,400

 ...................................................................................................................

            448,928 Big Flower Hldgs bank term loan FRN

                    9.625s, 2010                                                                            439,950

 ...................................................................................................................

            280,000 Garden State Newspapers, Inc. sr. sub.

                    notes Ser. B, 8 3/4s, 2009                                                              250,600

 ...................................................................................................................

            380,000 Garden State Newspapers, Inc. sr. sub.

                    notes 8 5/8s, 2011                                                                      334,400

 ...................................................................................................................

            480,000 PRIMEDIA, Inc. company guaranty Ser. B,

                    8 1/2s, 2006                                                                            460,800

 ...................................................................................................................

            220,000 PRIMEDIA, Inc. company guaranty

                    7 5/8s, 2008                                                                            200,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,771,900

-------------------------------------------------------------------------------------------------------------------



Railroads (0.3%)

 ...................................................................................................................

            630,000 Kansas City Southern Railway 144A

                    sr. notes 9 1/2s, 2008                                                                  645,750

 ...................................................................................................................

            390,000 Railamerica Transportation Corp.

                    company guaranty 12 7/8s, 2010                                                          351,000

 ...................................................................................................................

            995,000 TFM S.A. de C.V. company guaranty

                    stepped-coupon zero % (11 3/4s,

                    6/15/02), 2009 (Mexico) (STP)                                                           728,838

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,725,588

-------------------------------------------------------------------------------------------------------------------



Regional Bells (0.1%)

 ...................................................................................................................

            380,000 Alaska Communications Systems Corp.

                    company guaranty 9 3/8s, 2009                                                           319,200

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.5%)

 ...................................................................................................................

            630,000 FRD Acquisition Co. sr. notes Ser. B,

                    12 1/2s, 2004                                                                           226,800

 ...................................................................................................................

          1,200,000 Sbarro, Inc. company guaranty 11s, 2009                                               1,192,500

 ...................................................................................................................

            920,000 Tricon Global Restaurants, Inc. sr. notes

                    7.65s, 2008                                                                             896,558

 ...................................................................................................................

            510,000 Tricon Global Restaurants, Inc. sr. notes

                    7.45s, 2005                                                                             503,130

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,818,988

-------------------------------------------------------------------------------------------------------------------



Retail (1.1%)

 ...................................................................................................................

          1,240,000 Amazon.com, Inc. sr. disc. notes

                    stepped-coupon zero %

                    (10s, 5/1/03), 2008 (STP)                                                               632,400

 ...................................................................................................................

            915,000 Grupo Elektra SA de CV sr. notes 12s,

                    2008 (Mexico)                                                                           823,500

 ...................................................................................................................

            370,000 Iron Age Corp. company guaranty

                    9 7/8s, 2008                                                                            229,400

 ...................................................................................................................

             30,000 Iron Age Holdings Corp. sr. disc. notes

                    stepped-coupon zero % (12 1/8s,

                    5/1/03), 2009 (STP)                                                                       3,000

 ...................................................................................................................

          1,030,000 K mart Corp. notes 8 3/8s, 2004                                                         914,578

 ...................................................................................................................

            250,000 K mart Corp. deb. 7 3/4s, 2012                                                          203,953

 ...................................................................................................................

            640,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              569,600

 ...................................................................................................................

          2,240,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              1,344,000

 ...................................................................................................................

            850,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                               701,250

 ...................................................................................................................

          1,000,000 Travel Centers of America bank term

                    loan FRN 10.01s, 2007                                                                 1,005,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,426,681

-------------------------------------------------------------------------------------------------------------------



Semiconductor (0.2%)

 ...................................................................................................................

            470,000 ChipPac Intl., Ltd. company guaranty

                    Ser. B, 12 3/4s, 2009                                                                   404,200

 ...................................................................................................................

          1,000,000 Micron Technology, Inc notes 6 1/2s, 2005                                               830,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,234,200

-------------------------------------------------------------------------------------------------------------------



Shipping (0.1%)

 ...................................................................................................................

            210,000 Kitty Hawk, Inc. company guaranty 9.95s,

                    2004 (In default) (NON)                                                                 102,900

 ...................................................................................................................

          1,030,000 Navistar International Corp. sr. notes

                    Ser. B, 8s, 2008                                                                        751,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                            854,800

-------------------------------------------------------------------------------------------------------------------



Software (--%)

 ...................................................................................................................

            360,000 Telehub Communications Corp. company

                    guaranty stepped-coupon zero %

                    (13 7/8s, 7/31/02), 2005 (STP)                                                           57,600

-------------------------------------------------------------------------------------------------------------------



Specialty Printing (0.1%)

 ...................................................................................................................

            570,000 Perry-Judd company guaranty

                    10 5/8s, 2007                                                                           478,800

 ...................................................................................................................

            146,174 Von Hoffman Press, Inc. 144A sr. sub.

                    notes 13 1/2s, 2009                                                                     116,939

 ...................................................................................................................

            160,000 Von Hoffman Press, Inc. 144A sr. sub.

                    notes 10 3/8s, 2007                                                                     138,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                            734,139

-------------------------------------------------------------------------------------------------------------------



Technology (1.1%)

 ...................................................................................................................

            330,000 Amkor Technologies, Inc., structured

                    note (issued by Steers, Credit Linked

                    Trust 2000) 12.58s, 2005                                                                323,400

 ...................................................................................................................

            330,000 Amkor Technologies, Inc. sr. sub. notes

                    10 1/2s, 2009                                                                           309,375

 ...................................................................................................................

            380,000 Amkor Technologies, Inc. sr. notes

                    9 1/4s, 2006                                                                            358,150

 ...................................................................................................................

            125,000 Celestica International, Ltd. 144A

                    sr. sub. notes 10 1/2s, 2006 (Canada)                                                   128,125

 ...................................................................................................................

             50,000 Fairchild Semiconductor Corp. company

                    guaranty 10 3/8s, 2007                                                                   46,500

 ...................................................................................................................

          1,225,000 Fairchild Semiconductor Corp. sr. sub.

                    notes 10 1/8s, 2007                                                                   1,127,000

 ...................................................................................................................

          1,020,000 Flextronics International, Ltd. sr. sub.

                    notes 9 7/8s, 2010 (Singapore)                                                          999,600

 ...................................................................................................................

            580,000 Flextronics International, Ltd. sr. sub. notes

                    Ser. B, 8 3/4s, 2007 (Singapore)                                                        551,000

 ...................................................................................................................

            210,000 SCG Holding & Semiconductor Corp.

                    company guaranty 12s, 2009                                                              176,400

 ...................................................................................................................

          1,060,000 Telecommunications Techniques, Inc.

                    company guaranty 9 3/4s, 2008                                                           932,800

 ...................................................................................................................

          1,060,000 Viasystems, Inc. sr. notes Ser. B,

                    9 3/4s, 2007                                                                            837,400

 ...................................................................................................................

            780,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                             616,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,405,950

-------------------------------------------------------------------------------------------------------------------



Technology Services (0.2%)

 ...................................................................................................................

            240,000 Cooperative Computing, Inc. sr. sub. notes

                    9s, 2008                                                                                 81,600

 ...................................................................................................................

            570,000 Equinix, Inc. sr. notes 13s, 2007                                                       399,000

 ...................................................................................................................

            540,000 Exodus Communications, Inc. sr. notes

                    10 3/4s, 2009                                                                           469,800

 ...................................................................................................................

            460,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    174,800

 ...................................................................................................................

            150,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                     42,375

 ...................................................................................................................

            925,000 PSINet, Inc. sr. notes 11s, 2009                                                        261,313

 ...................................................................................................................

            110,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                 31,075

 ...................................................................................................................

             90,000 Rhythms Netconnections sr. notes

                    Ser. B, 14s, 2010                                                                        23,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,483,363

-------------------------------------------------------------------------------------------------------------------



Telecommunications (4.9%)

 ...................................................................................................................

          1,066,666 American Cellular bank term loan FRN

                    Ser. C, 10.03s, 2008                                                                  1,066,666

 ...................................................................................................................

            933,333 American Cellular bank term loan FRN

                    Ser. B, 9.78s, 2008                                                                     933,333

 ...................................................................................................................

             30,000 American Mobile Satellite Corp.

                    company guaranty 12 1/4s, 2008                                                           10,200

 ...................................................................................................................

            360,000 Arch Communications Group sr. disc.

                    notes stepped-coupon zero %

                    (10 7/8s, 3/15/01), 2008 (STP)                                                          129,600

 ...................................................................................................................

            410,000 Bestel S.A. de C.V. sr. disc. notes

                    stepped-coupon zero % (12 3/4s,

                    5/15/03), 2005 (Mexico) (STP)                                                           237,800

 ...................................................................................................................

            430,000 Call-Net Enterprises, Inc. sr. notes 8s,

                    2008 (Canada)                                                                           172,000

 ...................................................................................................................

            680,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s,

                    2009 (Luxembourg)                                                                       496,400

 ...................................................................................................................

          1,515,000 Celcaribe S.A. sr. notes 14 1/2s,

                    (Colombia)                                                                              909,000

 ...................................................................................................................

            300,000 Covad Communications Group, Inc.

                    sr. disc. notes stepped-coupon Ser. B,

                    zero % (13 1/2s, 3/15/03), 2008 (STP)                                                    54,000

 ...................................................................................................................

            410,000 Covad Communications Group, Inc.

                    sr. notes 12 1/2s, 2009                                                                 123,000

 ...................................................................................................................

             24,000 Covad Communications Group, Inc.

                    sr. notes Ser. B, 12s, 2010                                                               6,000

 ...................................................................................................................

            300,000 Crown Castle Intl., Corp. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    8/1/04), 2011 (STP)                                                                     204,000

 ...................................................................................................................

          1,010,000 Crown Castle Intl., Corp. sr. notes

                    10 3/4s, 2011                                                                         1,047,875

 ...................................................................................................................

            800,000 Dobson Communications Corp. sr. notes

                    10 7/8s, 2010                                                                           792,000

 ...................................................................................................................

            720,000 Dobson/Sygnet Communications, Inc.

                    sr. notes 12 1/4s, 2008                                                                 712,800

 ...................................................................................................................

            580,000 Econophone, Inc. company guaranty

                    13 1/2s, 2007                                                                           203,000

 ...................................................................................................................

            280,000 Esprit Telecom Group PLC sr. notes 11 1/2s,

                    2007 (In default) (United Kingdom) (NON)                                                  5,600

 ...................................................................................................................

          1,790,000 Exodus Communications, Inc. 144A

                    sr. notes 11 5/8s, 2010                                                               1,593,100

 ...................................................................................................................

            170,000 Exodus Communications, Inc. sr. notes

                    11 1/4s, 2008                                                                           149,600

 ...................................................................................................................

          1,250,000 Firstworld Communication Corp.

                    sr. disc. notes stepped-coupon zero %

                    (13, 4/15/03), 2008 (STP)                                                               143,750

 ...................................................................................................................

            710,000 Flag Ltd. sr. notes 8 1/4s, 2008 (Bermuda)                                              603,500

 ...................................................................................................................

            960,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 1/2s, 2009 (Bermuda)                                                         907,200

 ...................................................................................................................

             10,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 1/8s, 2006 (Bermuda)                                                           9,500

 ...................................................................................................................

            500,000 Grupo Iusacell sr. notes 14 1/4s,

                    2006 (Mexico)                                                                           497,500

 ...................................................................................................................

             50,000 Hermes Europe Railtel B.V. sr. notes

                    11 1/2s, 2007 (Netherlands)                                                              21,000

 ...................................................................................................................

            100,000 Hermes Europe Railtel B.V. sr. notes

                    10 3/8s, 2009 (Netherlands)                                                              42,000

 ...................................................................................................................

            680,000 Innova S De R.L. sr. notes 12 7/8s,

                    2007 (Mexico)                                                                           598,400

 ...................................................................................................................

            650,000 Intira Corp. bonds 13s, 2010

                    (acquired 1/31/00, cost $346,392) (RES)                                                 227,500

 ...................................................................................................................

            220,000 Level 3 Communications, Inc. sr. disc.

                    notes stepped-coupon zero %

                    (12 7/8s, 3/15/05), 2010 (STP)                                                          106,700

 ...................................................................................................................

            780,000 Level 3 Communications, Inc. sr. notes

                    11s, 2008                                                                               686,400

 ...................................................................................................................

            790,000 Level 3 Communications, Inc. sr. notes

                    9 1/8s, 2008                                                                            632,000

 ...................................................................................................................

            885,000 Maxcom Telecomunicaciones SA de CV

                    company guaranty Ser. B, 13 3/4s,

                    2007 (Mexico)                                                                           442,500

 ...................................................................................................................

            190,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                 45,600

 ...................................................................................................................

            150,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                             32,250

 ...................................................................................................................

            160,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                              33,600

 ...................................................................................................................

            530,000 Metromedia Fiber Network, Inc. sr. notes

                    10s, 2009                                                                               441,225

 ...................................................................................................................

            970,000 Metromedia Fiber Network, Inc. sr. notes

                    Ser. B, 10s, 2008                                                                       807,525

 ...................................................................................................................

          1,150,000 Millicom International Cellular S.A. sr. disc.

                    notes stepped-coupon zero % (13 1/2s,

                    6/1/01), 2006 (Luxembourg) (STP)                                                        902,750

 ...................................................................................................................

            180,000 Nextel Communicaitons, Inc. sr. disc.

                    notes stepped-coupon zero % (12 1/8s,

                    4/15/03), 2008 (STP)                                                                     90,000

 ...................................................................................................................

          1,130,000 Nextel Communications, Inc. sr. notes

                    12s, 2008                                                                             1,197,800

 ...................................................................................................................

          3,090,000 Nextel Communications, Inc. sr. notes

                    9 3/8s, 2009                                                                          2,896,875

 ...................................................................................................................

          1,250,000 Nextel International, Inc. 144A sr. notes

                    12 3/4s, 2010                                                                         1,025,000

 ...................................................................................................................

            640,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               611,200

 ...................................................................................................................

            550,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               525,250

 ...................................................................................................................

            520,000 NorthEast Optic Network, Inc. sr. notes

                    12 3/4s, 2008                                                                           249,600

 ...................................................................................................................

            590,000 NTELOS, Inc. sr. notes 13s, 2010                                                        424,800

 ...................................................................................................................

            500,000 Orbital Imaging Corp. sr. notes Ser. B,

                    11 5/8s, 2005                                                                            95,000

 ...................................................................................................................

             60,000 Orbital Imaging Corp. sr. notes Ser. D,

                    11 5/8s, 2005                                                                            11,400

 ...................................................................................................................

            790,000 Pagemart Wireless, Inc. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    2/1/03), 2008 (STP)                                                                     233,050

 ...................................................................................................................

            215,000 Paging Network Do Brasil sr. notes

                    13 1/2s, 2005 (In default) (Brazil) (NON)                                                17,200

 ...................................................................................................................

          1,440,000 Pinnacle Holdings, Inc. sr. disc. notes

                    stepped-coupon zero % (10s,

                    3/15/03), 2008 (STP)                                                                    792,000

 ...................................................................................................................

            565,000 Price Communications Wireless, Inc.

                    144A sr. notes Ser. B, 9 1/8s, 2006                                                     587,600

 ...................................................................................................................

            820,000 Primus Telecommunications Group, Inc.

                    sr. notes Ser. B, 9 7/8s, 2008                                                          254,200

 ...................................................................................................................

            570,000 Rogers Cantel, Inc. sr. sub. notes

                    8.8s, 2007 (Canada)                                                                     571,425

 ...................................................................................................................

            250,000 RSL Communications PLC company

                    guaranty 12 7/8s, 2010 (United Kingdom)                                                  10,000

 ...................................................................................................................

            797,000 RSL Communications PLC company

                    guaranty 12 1/4s, 2006 (United Kingdom)                                                  53,798

 ...................................................................................................................

            430,000 RSL Communications PLC 144A company

                    guaranty 10 1/2s, 2008 (United Kingdom)                                                  25,800

 ...................................................................................................................

            500,000 RSL Communications PLC company

                    guaranty, stepped-coupon zero % (10 1/8s,

                    3/1/03), 2008 (United Kingdom) (STP)                                                     30,000

 ...................................................................................................................

            150,000 RSL Communications PLC company

                    guaranty 9 1/8s, 2008 (United Kingdom)                                                    9,000

 ...................................................................................................................

            720,000 Spectrasite Holdings, Inc. sr. disc. notes

                    stepped-coupon Ser. B, zero %

                    (12 7/8s, 3/15/05), 2010 (STP)                                                          367,200

 ...................................................................................................................

            620,000 Spectrasite Holdings, Inc. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    4/15/04), 2009 (STP)                                                                    322,400

 ...................................................................................................................

            830,000 Startec Global Communications Corp.

                    sr. notes 12s, 2008                                                                     498,000

 ...................................................................................................................

             40,000 USA Mobile Communication, Inc.

                    sr. notes 9 1/2s, 2004                                                                   20,000

 ...................................................................................................................

            730,000 Viatel, Inc. sr. disc. notes stepped-coupon

                    zero % (12 1/2s, 4/15/03), 2008 (STP)                                                   146,000

 ...................................................................................................................

          1,390,000 Viatel, Inc. sr. notes 11 1/4s, 2008                                                    417,000

 ...................................................................................................................

          1,000,000 Western Wireless bank term loan FRN

                    9.63s, 2008                                                                           1,002,500

 ...................................................................................................................

            470,000 Williams Communications Group, Inc.

                    sr. notes 11.7s, 2008                                                                   357,200

 ...................................................................................................................

            170,000 Williams Communications Group, Inc.

                    sr. notes 10 7/8s, 2009                                                                 126,650

 ...................................................................................................................

            775,000 World Access, Inc. sr. notes Ser. B,

                    13 1/4s, 2008                                                                           527,000

 ...................................................................................................................

            400,000 XO Communications, Inc. sr. disc.

                    notes stepped-coupon zero % (12 1/4s,

                    6/1/04), 2009 (STP)                                                                     196,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         29,717,822

-------------------------------------------------------------------------------------------------------------------



Telephone (1.9%)

 ...................................................................................................................

            495,000 Airgate PCS, Inc. sr. sub. notes

                    stepped-coupon zero % (13 1/2s,

                    10/1/04), 2009 (STP)                                                                    284,625

 ...................................................................................................................

            650,000 Alamosa PCS Holdings, Inc. company

                    guaranty stepped-coupon zero %

                    (12 7/8s, 2/15/05), 2010 (STP)                                                          302,250

 ...................................................................................................................

            300,000 Allegiance Telecom, Inc. sr. notes

                    12 7/8s, 2008                                                                           288,000

 ...................................................................................................................

            380,000 Allegiance Telecom, Inc. sr. disc. notes

                    stepped-coupon Ser. B, zero %

                    (11 3/4s, 2/15/03), 2008 (STP)                                                          231,800

 ...................................................................................................................

            410,000 Birch Telecommunications, Inc. sr. notes

                    14s, 2008                                                                               246,000

 ...................................................................................................................

          1,100,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               275,000

 ...................................................................................................................

            685,000 Focal Communications Corp. sr. disc.

                    notes, stepped-coupon Ser. B, zero %

                    (12 1/8s, 02/15/03), 2008 (STP)                                                         287,700

 ...................................................................................................................

            220,000 Focal Communications Corp. sr. notes

                    11 7/8s, 2010                                                                           149,600

 ...................................................................................................................

            310,000 ICG Holdings, Inc. company guaranty

                    stepped-coupon zero % (12 1/2s,

                    5/1/01), 2006 (In default) (STP) (NON)                                                   33,325

 ...................................................................................................................

            330,000 ICG Services, Inc. sr. disc. notes

                    stepped-coupon zero % (10s,

                    02/15/03), 2008 (In default) (STP) (NON)                                                 20,625

 ...................................................................................................................

          2,750,000 ICG Services, Inc. sr. disc. notes

                    stepped-coupon zero % (9 7/8s,

                    5/1/03), 2008 (STP)                                                                     171,875

 ...................................................................................................................

            470,000 Intermedia Communications, Inc. sr. disc.

                    notes stepped-coupon Ser. B, zero %

                    (121/4s, 3/1/04), 2009 (STP)                                                            305,500

 ...................................................................................................................

            200,000 Intermedia Communications, Inc. sr. notes

                    Ser. B, 8 1/2s, 2008                                                                    140,000

 ...................................................................................................................

          2,440,000 KMC Telecommunications Holdings, Inc.

                    sr. disc. notes stepped-coupon zero %

                    (12 1/2s, 2/15/03), 2008 (STP)                                                          292,800

 ...................................................................................................................

            430,000 Leap Wireless International, Inc.

                    company guaranty 12 1/2s, 2010                                                          249,400

 ...................................................................................................................

          1,240,000 Madison River Capital Corp. sr. notes

                    13 1/4s, 2010                                                                           806,000

 ...................................................................................................................

          1,190,000 McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                1,082,900

 ...................................................................................................................

            980,000 Microcell Telecommunications sr. disc.

                    notes stepped-coupon Ser. B, zero %

                    (14s, 12/1/01), 2006 (Canada) (STP)                                                     935,900

 ...................................................................................................................

            520,000 Netia Holdings B.V. 144A company

                    guaranty stepped-coupon zero %

                    (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                                 312,000

 ...................................................................................................................

            180,000 Netia Holdings B.V. 144A company

                    guaranty 10 1/4s, 2007 (Poland)                                                         126,000

 ...................................................................................................................

            410,000 NEXTLINK Communications, Inc. sr. notes

                    10 1/2s, 2009                                                                           321,850

 ...................................................................................................................

            660,000 Telecorp PCS, Inc. company guaranty

                    10 5/8s, 2010                                                                           669,900

 ...................................................................................................................

            450,000 Time Warner Telecom, Inc. sr. notes

                    9 3/4s, 2008                                                                            415,125

 ...................................................................................................................

            315,000 Transtel S.A. pass-through certificates

                    12 1/2s, 2007                                                                            51,975

 ...................................................................................................................

          1,420,000 UbiquiTel Operating Co. company

                    guaranty stepped-coupon zero %

                    (14s, 4/15/05), 2010 (STP)                                                              582,200

 ...................................................................................................................

          1,055,000 US Unwired, Inc. company guaranty,

                    stepped-coupon Ser. B, zero %

                    (13 3/8s, 11/1/04), 2009 (STP)                                                          464,200

 ...................................................................................................................

            440,000 Versatel Telecom N.V. sr. notes 13 1/4s,

                    2008 (Netherlands)                                                                      277,200

 ...................................................................................................................

            170,000 Versatel Telecom N.V. sr. notes 13 1/4s,

                    2008 (Netherlands)                                                                      107,100

 ...................................................................................................................

            770,000 VoiceStream Wire, Inc. sr. notes

                    10 3/8s, 2009                                                                           829,675

 ...................................................................................................................

          3,801,000 WinStar Communications, Inc. sr. disc.

                    notes stepped-coupon zero %

                    (14 3/4s, 4/15/05), 2010 (STP)                                                        1,045,275

 ...................................................................................................................

            570,000 WinStar Communications, Inc. sr. notes

                    12 3/4s, 2010                                                                           399,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,704,800

-------------------------------------------------------------------------------------------------------------------



Textiles (0.6%)

 ...................................................................................................................

            230,000 Galey & Lord, Inc. company guaranty

                    9 1/8s, 2008                                                                            124,200

 ...................................................................................................................

          1,000,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           920,000

 ...................................................................................................................

            460,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s,

                    2004 (In default) (NON)                                                                 138,000

 ...................................................................................................................

            980,000 Levi Strauss & Co. notes 6.8s, 2003                                                     828,100

 ...................................................................................................................

            460,000 Westpoint Stevens, Inc. sr. notes

                    7 7/8s, 2008                                                                            328,900

 ...................................................................................................................

          1,630,000 Westpoint Stevens, Inc. sr. notes

                    7 7/8s, 2005                                                                          1,214,350

 ...................................................................................................................

            265,000 William Carter Holdings Co. sr. sub. notes

                    Ser. A, 12s, 2008                                                                       241,150

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,794,700

-------------------------------------------------------------------------------------------------------------------



Tobacco (0.1%)

 ...................................................................................................................

            915,000 North Atlantic Trading Co. company

                    guaranty Ser. B, 11s, 2004                                                              594,750

-------------------------------------------------------------------------------------------------------------------



Transportation (0.3%)

 ...................................................................................................................

          1,985,000 Transportation Tech bank term loan

                    FRN Ser. B 10.19s, 2007                                                               1,707,100

-------------------------------------------------------------------------------------------------------------------



Utilities (0.1%)

 ...................................................................................................................

          1,235,000 Cathay International, Ltd. 144A sr. notes

                    13s, 2008 (China)                                                                       432,250

-------------------------------------------------------------------------------------------------------------------



Waste Management (1.2%)

 ...................................................................................................................

            550,000 Allied Waste Industries, Inc. bank term

                    loan FRN Ser. C, 9.625s, 2007                                                           552,750

 ...................................................................................................................

            480,000 Allied Waste Industries, Inc. bank term

                    loan FRN Ser B, 9.313s, 2006                                                            483,379

 ...................................................................................................................

          3,295,000 Allied Waste Industries, Inc. company

                    guaranty Ser. B, 10s, 2009                                                            3,080,825

 ...................................................................................................................

          1,140,000 Browning-Ferris Industries, Inc. deb.

                    7.4s, 2035                                                                              820,800

 ...................................................................................................................

            270,000 USA Waste Services, Inc. sr. notes

                    7 1/8s, 2007                                                                            259,691

 ...................................................................................................................

          1,150,000 Waste Management, Inc. sr. notes 7s, 2004                                             1,119,215

 ...................................................................................................................

            760,000 Waste Management, Inc. company

                    guaranty 6 7/8s, 2009                                                                   714,552

 ...................................................................................................................

            460,000 Waste Management, Inc. company

                    guaranty 6 1/2s, 2004                                                                   444,234

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,475,446

-------------------------------------------------------------------------------------------------------------------



Water Utilities (0.1%)

 ...................................................................................................................

            200,000 Azurix Corp. sr. notes Ser. B, 10 3/4s, 2010                                            197,000

 ...................................................................................................................

            260,000 Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                            257,400

 ...................................................................................................................

            280,000 Tele1 Europe B.V. 144A 13s, 2009

                    (Netherlands)                                                                           252,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            706,400

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $324,001,029)                                                             $   265,811,673

-------------------------------------------------------------------------------------------------------------------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (22.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



U.S. Government Agency Mortgage Obligations (4.9%)

 ...................................................................................................................

                    Federal National Mortgage Association

                    Pass-Through Certificates

 ...................................................................................................................

   $     18,539,924 7 1/2s, with due dates from June 1, 2015

                    to June 1, 2030                                                                 $    18,924,098

 ...................................................................................................................

            392,348 7s, April 1, 2030                                                                       392,960

 ...................................................................................................................

            320,956 6 1/2s, with due dates from

                    August 1, 2010 to May 1, 2029                                                           320,358

 ...................................................................................................................

          2,280,000 6s, May 15, 2008                                                                      2,288,550

 ...................................................................................................................

            317,559 5 1/2s, August 15, 2014                                                                 308,725

 ...................................................................................................................

                    Government National Mortgage

                    Association Pass-Through Certificates

 ...................................................................................................................

            794,159 8s, with due dates from January 15, 2022

                    to September 15, 2025                                                                   818,573

 ...................................................................................................................

          3,043,209 7s, with due dates from

                    November15, 2026 to

                    December 15, 2028                                                                     3,059,087

 ...................................................................................................................

          3,303,520 6 1/2s, with due dates from

                    February 15, 2027 to January 15, 2029                                                 3,270,844

-------------------------------------------------------------------------------------------------------------------

                                                                                                         29,383,195

-------------------------------------------------------------------------------------------------------------------



U.S. Treasury Obligations (17.1%)

 ...................................................................................................................

         21,950,000 U.S. Treasury Bonds 6 1/4s,

                    May 15,2030 (SEG)                                                                    24,487,859

 ...................................................................................................................

                    U.S. Treasury Notes

 ...................................................................................................................

         24,905,000 6 1/2s, February 15, 2010                                                            27,247,564

 ...................................................................................................................

         49,675,000 5 3/4s, August 15, 2010                                                              52,057,905

-------------------------------------------------------------------------------------------------------------------

                                                                                                        103,793,328

-------------------------------------------------------------------------------------------------------------------

                    Total U.S. Government and

                    Agency Obligations

                    (cost $130,705,759)                                                             $   133,176,523

-------------------------------------------------------------------------------------------------------------------






FOREIGN GOVERNMENT BONDS AND NOTES (13.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................


USD       1,498,000 Argentina (Republic of) bonds

                    11 3/4s, 2015                                                                   $     1,359,435

 ...................................................................................................................

USD       1,631,000 Argentina (Republic of) unsub.

                    11 3/4s, 2009                                                                         1,514,873

 ...................................................................................................................

USD         815,000 Argentina (Republic of) notes Ser. XW,

                    11s, 2005                                                                               768,138

 ...................................................................................................................

USD       1,470,000 Brazil (Federal Republic of) bonds 12 3/4s, 2020                                      1,433,250

 ...................................................................................................................

USD       2,270,000 Brazil (Federal Republic of) bonds

                    12 1/4s, 2030                                                                         2,094,075

 ...................................................................................................................

CAD       1,440,000 Canada (Government of) bonds

                    Ser. WB60, 7 1/4s, 2007                                                               1,055,904

 ...................................................................................................................

CAD      10,215,000 Canada (Government of) bonds

                    Ser. WE00, 5 1/2s, 2002                                                               6,826,328

 ...................................................................................................................

CAD       3,415,000 Canada (Government of) bonds

                    Ser. WL43, 5 3/4s, 2029                                                               2,327,840

 ...................................................................................................................

USD         875,000 Colombia (Republic of) bonds

                    11 3/4s, 2020                                                                           748,125

 ...................................................................................................................

EUR       2,175,000 Germany (Federal Republic of) bonds

                    Ser. 98, 5 5/8s, 2028                                                                 2,112,906

 ...................................................................................................................

EUR      10,670,000 Germany (Federal Republic of) bonds

                    Ser. 132, 4 1/8s, 2004                                                                9,904,699

 ...................................................................................................................

GRD   2,699,000,000 Hellenic Greece (Republic of) bonds

                    6 1/2s, 2014                                                                          7,895,844

 ...................................................................................................................

EUR       9,355,000 Italy (Government of) bonds 7 1/4s, 2026                                             10,492,821

 ...................................................................................................................

EUR       3,000,000 Italy (Government of) sr. unsub.

                    4 1/4s, 2002                                                                          2,812,984

 ...................................................................................................................

USD         883,056 Morocco (Government of) bonds Ser. A,

                    7 3/4s, 2009                                                                            762,783

 ...................................................................................................................

NZD       5,360,000 New Zealand (Government of) bonds

                    Ser. 302, 10s, 2002                                                                   2,469,808

 ...................................................................................................................

NZD       5,365,000 New Zealand (Government of) bonds

                    Ser. 709, 7s, 2009                                                                    2,518,352

 ...................................................................................................................

USD       1,385,000 Philippines (Republic of) 10 5/8s, 2025                                               1,135,700

 ...................................................................................................................

USD       1,020,000 Philippines (Republic of) 9 7/8s, 2019                                                  810,900

 ...................................................................................................................

USD       2,310,000 Russia (Federation of) 144A bonds

                    12 3/4s, 2028                                                                         1,911,525

 ...................................................................................................................

USD         775,000 Russia (Federation of) unsub. 10s, 2007                                                 567,688

 ...................................................................................................................

USD       6,710,625 Russia (Federation of) 144A unsub.

                    2 1/2s, 2030                                                                          2,508,432

 ...................................................................................................................

USD         575,000 Turkey (Republic of) bonds 11 3/4s, 2010                                                523,250

 ...................................................................................................................

GBP       2,510,000 United Kingdom Treasury bonds 10s, 2003                                               4,191,030

 ...................................................................................................................

GBP       2,590,000 United Kingdom Treasury bonds Ser. 85,

                    9 3/4s, 2002                                                                          4,137,002

 ...................................................................................................................

GBP       1,785,000 United Kingdom Treasury bonds

                    8 1/2s, 2005                                                                          3,048,454

 ...................................................................................................................

USD       2,140,000 United Mexican States bonds

                    11 3/8s, 2016                                                                         2,487,750

 ...................................................................................................................

USD       2,395,000 United Mexican States bonds Ser. XW,

                    Class IO, 10 3/8s, 2009                                                               2,613,664

 ...................................................................................................................

USD       1,225,000 Venezuela (Republic of) bonds

                    9 1/4s, 2027                                                                            790,125

-------------------------------------------------------------------------------------------------------------------

                    Total Foreign Government

                    Bonds and Notes

                    (cost $81,407,404)                                                              $    81,823,685

-------------------------------------------------------------------------------------------------------------------






COLLATERALIZED MORTGAGE OBLIGATIONS (8.4%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................


   $      3,540,000 Amresco Commercial Mortgage Funding I

                    Ser. 97-C1, Class F, 7.64s, 2029                                                $     3,509,025

 ...................................................................................................................

          1,415,000 Commercial Mortgage Acceptance Corp.

                    Ser. 97-ML1, Class D, 7.053s, 2030                                                    1,373,877

 ...................................................................................................................

         44,842,529 Commercial Mortgage Asset Trust

                    Ser. 99-C1, Class X, Interest Only (IO),

                    0.926s, 2020                                                                          2,841,195

 ...................................................................................................................

          1,575,000 Countrywide Home Loan Ser. 98-3,

                    Class A5, 6 3/4s, 2028                                                                1,531,934

 ...................................................................................................................

          1,980,000 Countrywide Mortgage Backed

                    Securities, Inc. Ser. 93-C, Class A8,

                    6 1/2s, 2024                                                                          1,913,294

 ...................................................................................................................

         26,732,056 Deutsche Mortgage & Asset Receiving

                    Corp. Ser. 98-C1, Class X, IO,

                    1.108s, 2023                                                                          1,323,028

 ...................................................................................................................

                    Fannie Mae

 ...................................................................................................................

              7,475 Ser. 92-15, Class L, IO, 10.376s, 2022                                                  208,509

 ...................................................................................................................

          2,591,538 Ser. 281, Class 2, IO, 9s, 2026                                                         578,237

 ...................................................................................................................

          1,591,648 Ser. 203, Class 2, IO, 8s, 2023                                                         363,095

 ...................................................................................................................

          1,669,311 Ser. 251, Class 2, IO, 8s, 2023                                                         380,812

 ...................................................................................................................

          3,546,480 Ser. 254, Class 2, IO, 7.5s, 2024                                                       846,722

 ...................................................................................................................

          6,334,444 Ser. 266, Class 2, IO, 7.5s, 2024                                                     1,438,117

 ...................................................................................................................

            588,988 Ser. 218, Class 2, IO, 7.5s, 2023                                                       136,572

 ...................................................................................................................

            832,502 Ser. 252, Class 2, IO, 7.5s, 2023                                                       198,239

 ...................................................................................................................

          3,441,302 Ser. 222, Class 2, IO, 7s, 2023                                                         798,490

 ...................................................................................................................

          2,057,620 Ser. 00-31, Class SC, IO, 4.16s, 2022                                                   216,997

 ...................................................................................................................

          8,830,000 Ser. 94-77, Class SB, IO, 0.8438s, 2024                                                 781,632

 ...................................................................................................................

            577,263 Ser. 92-124, Class SA, IO, 3.144s, 2022                                                  57,951

 ...................................................................................................................

         24,020,800 Fannie Mae Grantor Trust Ser. 00-T6,

                    class IO, 0.744s, 2030                                                                  504,999

 ...................................................................................................................

          7,812,000 FFCA Secured Lending Corp. Ser. 00-1,

                    Class X, IO, 1.728s, 2027                                                               753,126

 ...................................................................................................................

                    Freddie Mac

 ...................................................................................................................

            399,682 Ser. 2209, Class S, 10.283s, 2024                                                       410,548

 ...................................................................................................................

            555,555 Ser. 147, Class IO, 8s, 2023                                                            126,910

 ...................................................................................................................

          1,595,071 Ser. 2219, Class SA, 7.388s, 2030                                                     1,553,089

 ...................................................................................................................

            745,302 Ser. 1717, Class L, 6 1/2s, 2024                                                        751,182

 ...................................................................................................................

            857,152 Ser. 2122, Class ZA, 6 1/4s, 2028                                                       730,990

 ...................................................................................................................

          1,225,000 Ser. 44, Class SG, IO, 3.61s, 2023                                                      166,906

 ...................................................................................................................

          1,744,558 Ser. 2090, Class SA, IO, 2.09s, 2028                                                     99,309

 ...................................................................................................................

          1,736,475 Ser. 2090, Class SB, IO, 2.09s, 2028                                                     98,849

 ...................................................................................................................

          1,748,623 Ser. 2090, Class SC, IO, 2.09s, 2028                                                     99,540

 ...................................................................................................................

          1,579,411 Ser. 2090, Class SD, IO, 2.09s, 2028                                                     89,908

 ...................................................................................................................

          5,099,834 Ser. 2191, Class MS, IO, 1.701s, 2027                                                   283,678

 ...................................................................................................................

            403,303 Ser. 203, Class PO, zero %, 2029                                                        291,008

 ...................................................................................................................

            925,000 GE Capital Mortgage Services, Inc.

                    Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                     910,959

 ...................................................................................................................

          1,675,000 General Growth Properties Ala Moana

                    Ser. 99-C1, Class E, 8.134s, 2009                                                     1,675,000

 ...................................................................................................................

            350,000 General Growth Properties-Homart

                    Ser. 99-C1, Class G, 8.384s, 2003                                                       350,000

 ...................................................................................................................

                    General Growth Properties-Ivanhoe

 ...................................................................................................................

            430,000 Ser. 99-C1, Class G, 9.134s, 2004                                                       430,000

 ...................................................................................................................

            729,000 Ser. 99-C1, Class F, 8.384s, 2004                                                       729,000

 ...................................................................................................................

                    Government National Mortgage

                    Association

 ...................................................................................................................

            783,801 Ser. 00-17, Class SB, 8.756s, 2026                                                      876,533

 ...................................................................................................................

          1,217,188 Ser. 00-11, Class SA, 8.069, 2021                                                     1,239,630

 ...................................................................................................................

          7,681,050 Ser. 99-31, Class MP, PO, zero %, 2029                                                6,250,454

 ...................................................................................................................

          1,160,179 Ser. 98-2, Class EA, PO, zero %, 2028                                                   912,916

 ...................................................................................................................

          4,410,000 Holmes Financing PLC Ser. 1, Class 2C,

                    7.984s, 2040                                                                          4,372,956

 ...................................................................................................................

                    Merrill Lynch Mortgage Investors, Inc.

 ...................................................................................................................

            915,000 Ser. 96-C2, Class E 6.96s, 2028                                                         852,380

 ...................................................................................................................

            990,000 Ser. 98-C2, Class F, 6 1/4s, 2030                                                       677,686

 ...................................................................................................................

         13,697,022 Ser. 96-C2, 1.61s, IO, 1.643, 2028                                                      928,829

 ...................................................................................................................

         14,405,203 Ser. 98-C2, Class IO, 1.438s, 2030                                                      970,100

 ...................................................................................................................

          4,880,958 Mortgage Capital Funding, Inc.

                    Ser. 97-MC2, Class X, IO, 1.364s, 2012                                                  312,686

 ...................................................................................................................

            828,079 PNC Mortgage Securities Corp.

                    Ser. 97-6, Class A2, 6.6s, 2027                                                         830,214

 ...................................................................................................................

            133,406 Prudential Home Mortgage Securities

                    Ser. 93-57, Class A4, 5.9s, 2023                                                        132,455

 ...................................................................................................................

          1,000,000 Residential Mortgage Securities

                    Ser. 8, Class M, FRB, 7.209s, 2038                                                    1,478,580

 ...................................................................................................................

            533,968 Rural Housing Trust Ser. 87-1, Class

                    D, 6.33s, 2026                                                                          530,700

 ...................................................................................................................

          2,125,000 Starwood Asset Receivables Trust

                    Ser. 00-1, Class E, 9.32s, 2005                                                       2,134,297

-------------------------------------------------------------------------------------------------------------------

                    Total Collateralized Mortgage Obligations

                    (cost $50,450,518)                                                              $    51,053,143

-------------------------------------------------------------------------------------------------------------------



BRADY BONDS (3.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      6,624,000 Argentina (Republic of) debs. FRB

                    7 5/8s, 2005                                                                    $     6,019,891

 ...................................................................................................................

          1,130,000 Argentina (Republic of) govt. guaranty

                    6s, 2023                                                                                779,700

 ...................................................................................................................

          5,873,826 Brazil (Federal Republic of) bonds

                    FRB 8s, 2014 (POR)                                                                    4,537,530

 ...................................................................................................................

            780,000 Brazil (Federal Republic of) govt.

                    guaranty FRB 6.938s, 2012                                                               575,250

 ...................................................................................................................

            315,000 Bulgaria (Government of) deb. Ser. PDI,

                    FRB, 7.063s, 2011                                                                       236,250

 ...................................................................................................................

          1,070,000 Bulgaria (Government of) FRB Ser. A,

                    7.063s, 2024                                                                            813,200

 ...................................................................................................................

          2,585,000 Bulgaria (Government of) Ser. A, FLIRB,

                    2 3/4s, 2012                                                                          1,912,900

 ...................................................................................................................

            445,000 Peru (Republic of) bonds Ser. PDI, FRB,

                    4 1/2s, 2017                                                                            287,025

 ...................................................................................................................

          2,550,000 United Mexican States sec. Ser. W-B,

                    6 1/4s, 2019                                                                          2,314,125

 ...................................................................................................................

          1,499,985 Venezuela (Republic of) deb. Ser. DL,

                    FRB, 6.762s, 2007                                                                     1,207,488

-------------------------------------------------------------------------------------------------------------------

                    Total Brady Bonds

                    (cost $17,917,290)                                                              $    18,683,359

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (2.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

             13,318 AmeriKing, Inc. $3.25 cum. pfd.                                                 $        13,318

 ...................................................................................................................

                289 Benedek Communications Corp.

                    11.50% pfd. (PIK)                                                                       121,380

 ...................................................................................................................

             56,946 CGA Group, Ltd. 144A Ser. A,

                    $13.75 pfd. (PIK)                                                                     1,053,502

 ...................................................................................................................

             26,390 Chevy Chase Preferred Corporation

                    Ser. A, $5.19 pfd.                                                                    1,345,890

 ...................................................................................................................

              2,110 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                53,805

 ...................................................................................................................

              4,008 Citadel Broadcasting Co. Ser. B,

                    $13.25 cum. pfd. (PIK)                                                                  412,824

 ...................................................................................................................

             15,347 CSC Holdings, Inc. Ser. M,

                    $11.13 cum. pfd. (PIK)                                                                1,603,761

 ...................................................................................................................

             34,000 Diva Systems Corp. zero % cum. pfd.                                                     280,500

 ...................................................................................................................

             22,720 Diva Systems Corp. Ser. C,

                    $6.00 cum. pfd.                                                                         187,440

 ...................................................................................................................

             12,000 Doane Pet Care Enterprises $7.13 pfd.                                                   360,000

 ...................................................................................................................

                 35 Dobson Communications Corp.

                    13.00% pfd. (PIK)                                                                        31,150

 ...................................................................................................................

                716 Dobson Communications 12.25% pfd. (PIK)                                                 644,400

 ...................................................................................................................

                310 First Republic Capital Corp. Ser. 144A,

                    10.50% pfd.                                                                             258,850

 ...................................................................................................................

             10,600 Fitzgeralds Gaming Corp.$3.75 pfd.                                                          106

 ...................................................................................................................

                360 Fresenius Medical Capital Trust II 7.875%

                    company guaranty, pfd. (Germany)                                                        332,100

 ...................................................................................................................

             46,000 Golden State Bancorp Ser. A, $2.28 pfd.                                               1,058,000

 ...................................................................................................................

                891 Granite Broadcasting 12.75% cum. pfd. (PIK)                                             169,290

 ...................................................................................................................

                453 ICG Holdings, Inc. 14.25% pfd.

                    (In default) (NON)                                                                        9,060

 ...................................................................................................................

                601 ICG Holdings, Inc. 14.00% pfd.

                    (In default) (NON)                                                                       12,020

 ...................................................................................................................

                921 Intermedia Communications Ser. B,

                    13.50% pfd. (PIK)                                                                       460,500

 ...................................................................................................................

                706 Nextel Communications, Inc. Ser. D,

                    13.00% cum. pfd. (PIK)                                                                  677,760

 ...................................................................................................................

                174 Paxson Communications Corp. 144A

                    $13.25 cum. pfd. (PIK)                                                                1,583,400

 ...................................................................................................................

                280 Pegasus Communications Corp. Ser. A,

                    12.75% cum. pfd.                                                                        280,000

 ...................................................................................................................

              9,948 Public Service of New Hampshire

                    Ser. A, $10.60 cum. pfd.                                                                231,291

 ...................................................................................................................

                830 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  672,300

 ...................................................................................................................

                427 XO Communications, Inc. Ser. B,

                    13.50% pfd. (PIK)                                                                       192,150

 ...................................................................................................................

             21,215 XO Communications, Inc.

                    $7.00 cum. pfd. (PIK)                                                                   678,880

-------------------------------------------------------------------------------------------------------------------

                    Total Preferred Stocks

                    (cost $16,583,158)                                                              $    12,723,677

-------------------------------------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES (1.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      6,205,000 Conseco Finance Securitization Corp.

                    Ser. 00-4, Class A6, 8.31s, 2032                                                $     6,571,483

 ...................................................................................................................

            960,000 Conseco Finance Securitization Corp.

                    Ser. 00-6, Class M2, 8.2s, 2032                                                         957,750

-------------------------------------------------------------------------------------------------------------------

                    Total Asset-Backed Securities

                    (cost $7,163,037)                                                               $     7,529,233

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE BONDS AND NOTES (0.4%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        320,000 Amkor Technologies, Inc. cv. sub. notes

                    5s, 2007                                                                        $       211,600

 ...................................................................................................................

          1,940,000 Cybernet Internet Services Intl., Inc. 144A

                    cv. sr. disc. notes stepped-coupon zero %,

                    (13s, 8/15/04), 2009 (STP)                                                              388,000

 ...................................................................................................................

          1,020,000 Exide Corp. 144A cv. sr. sub. notes

                    2.9s, 2005                                                                              438,600

 ...................................................................................................................

            450,000 Healthsouth Corp. cv. sub. deb.

                    3 1/4s, 2003                                                                            402,750

 ...................................................................................................................

            160,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    140,800

 ...................................................................................................................

            320,000 Pinnacle Holdings, Inc. 144A cv. sub.

                    notes 5 1/2s, 2007                                                                      159,200

 ...................................................................................................................

            780,000 Telewest Finance Corp. cv. sub. notes

                    6s, 2005 (United Kingdom)                                                               538,200

-------------------------------------------------------------------------------------------------------------------

                    Total Convertible Bonds and Notes

                    (cost $3,237,222)                                                               $     2,279,150

-------------------------------------------------------------------------------------------------------------------



UNITS (0.2%) (a)

-------------------------------------------------------------------------------------------------------------------

    Number of Units                                                                                           Value

 ...................................................................................................................

                840 Australis Media, Ltd. units 15 3/4s, 2003

                    (In default) (Australia) (NON)                                                  $             1

 ...................................................................................................................

                460 Colo.com 144A units 13 7/8s, 2010                                                       276,000

 ...................................................................................................................

                950 Horizon Pcs., Inc. units stepped-coupon

                    zero % (14s, 10/1/05), 2010 (STP)                                                       389,500

 ...................................................................................................................

                790 IPCS, Inc. units stepped-coupon zero %,

                    (14s, 7/15/05), 2010                                                                    335,750

 ...................................................................................................................

                760 Pegasus Shipping 144A units

                    stepped-coupon zero % (14 1/2s,

                    12/20/03), 2008 (STP)                                                                    34,200

 ...................................................................................................................

                 24 Stone Container Corp. units

                    12 1/4s, 2002                                                                            24,240

 ...................................................................................................................

                650 XCL Ltd. units 13 1/2s, 2004 (In default) (NON)                                         117,000

 ...................................................................................................................

              2,800 XCL, Ltd. 144A units cum. pfd.

                    9 1/2s, 2006 (PIK)                                                                        1,400

-------------------------------------------------------------------------------------------------------------------

                    Total Units

                    (cost $3,714,262)                                                               $     1,178,091

-------------------------------------------------------------------------------------------------------------------



COMMON STOCKS (0.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

             23,770 360Networks, Inc. (acquired 5/11/00,

                    cost $266,224) (Canada) (NON) (RES)                                             $       256,716

 ...................................................................................................................

                200 AmeriKing, Inc. (NON)                                                                       200

 ...................................................................................................................

             28,114 Arch Wireless, Inc. (NON)                                                                17,571

 ...................................................................................................................

             14,700 Aurora Foods, Inc. (NON)                                                                 35,831

 ...................................................................................................................

            143,564 Celcaribe S.A. (NON)                                                                     17,946

 ...................................................................................................................

             30,000 Contour Energy Co. (NON)                                                                 36,563

 ...................................................................................................................

             20,830 Fitzgeralds Gaming Corp. (NON)                                                              208

 ...................................................................................................................

              9,181 MGC Communications, Inc. (NON)                                                           47,053

 ...................................................................................................................

                215 Paging Do Brazil Holdings Co., LLC

                    144A Class B, (Brazil) (NON)                                                                  2

 ...................................................................................................................

                 61 Premium Holdings (L.P.) 144A (NON)                                                          810

 ...................................................................................................................

                528 PSF Holdings LLC Class A (NON)                                                          699,598

 ...................................................................................................................

              7,750 Spanish Broadcasting System, Inc. (NON)                                                  34,875

 ...................................................................................................................

              1,335 Vast Solutions, Inc. Class B1 (NON)                                                       4,005

 ...................................................................................................................

              1,335 Vast Solutions, Inc. Class B2 (NON)                                                       4,005

 ...................................................................................................................

              1,335 Vast Solutions, Inc. Class B3 (NON)                                                       4,005

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $2,959,105)                                                               $     1,159,388

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE PREFERRED STOCKS (0.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

              3,200 Global Crossing, Ltd. $1.75 cum cv.

                    pfd. (Bermuda)                                                                  $       397,599

 ...................................................................................................................

              1,900 Global Crossing, Ltd. $1.69 cum cv.

                    pfd. (Bermuda)                                                                          279,300

 ...................................................................................................................

             24,670 Global Telesystems Group, Inc. 144A

                    $3.63 cum. cv. pfd.                                                                      24,670

 ...................................................................................................................

                650 Interact Systems, Inc. 14.00% cum. cv. pfd.                                                   7

 ...................................................................................................................

              4,200 LTV Corp. (The) 144A $4.13 cum. cv. pfd.                                                  4,200

 ...................................................................................................................

                 35 Paxson Communications Corp. 144A

                    9.75% cv. pfd. (PIK)                                                                    330,750

 ...................................................................................................................

                108 World Access, Inc. 144A Ser. D,

                    zero %, cv. pfd.                                                                         30,246

 ...................................................................................................................

                553 XCL, Ltd 144A Ser. A, 9.50% cv. cum. pfd.                                                   277

-------------------------------------------------------------------------------------------------------------------

                    Total Convertible Preferred Stocks

                    (cost $2,971,974)                                                               $     1,067,049

-------------------------------------------------------------------------------------------------------------------







WARRANTS (0.1%) (a) (NON)

-------------------------------------------------------------------------------------------------------------------

 Number of Warrants                                                               Expiration Date             Value

 ...................................................................................................................

                  6 Anker Coal Group, Inc. 144A                                          10/28/09   $             1

 ...................................................................................................................

                975 Asia Pulp & Paper

                    Co., Ltd.144A                                                         3/15/05                10

 ...................................................................................................................

                410 Bestel S.A. de C.V. (Mexico)                                          5/15/05            41,000

 ...................................................................................................................

                410 Birch Telecommunications, Inc.

                    144A (PIK)                                                            6/15/08            22,550

 ...................................................................................................................

              2,575 CellNet Data Systems, Inc.                                            10/1/07                 3

 ...................................................................................................................

             36,500 CGA Group, Ltd. 144A                                                  2/11/07               365

 ...................................................................................................................

              1,100 Comunicacion Cellular

                    144A (Colombia)                                                      11/15/03             2,200

 ...................................................................................................................

                890 Dayton Superior Corp.                                                 6/15/09            17,800

 ...................................................................................................................

              1,320 Decrane Aircraft Holdings                                             9/30/08                 1

 ...................................................................................................................

                515 Diva Systems Corp.                                                    5/15/06           293,550

 ...................................................................................................................

              4,971 Diva Systems Corp.                                                     3/1/08            74,561

 ...................................................................................................................

                670 Epic Resorts 144A                                                     6/15/05                 7

 ...................................................................................................................

                650 Firstworld Communication

                    Corp.                                                                 4/15/08             5,850

 ...................................................................................................................

                300 Globalstar Telecommunications                                         2/15/04                 3

 ...................................................................................................................

              5,181 ICG Communications                                                   10/15/05             5,181

 ...................................................................................................................

                650 Interact Systems, Inc.                                                 8/1/03                 7

 ...................................................................................................................

                650 Interact Systems, Inc. 144A                                          12/15/09                 7

 ...................................................................................................................

                270 International Wireless

                    Communications Holdings 144A                                          8/15/01                 1

 ...................................................................................................................

             10,751 Intira Corp. Class A

                    (acquired 1/31/00, cost $108) (RES)                                    2/1/10                 1

 ...................................................................................................................

              3,694 Intira Corp. Class B

                    (acquired 1/31/00, cost $37) (RES)                                     2/1/10                 1

 ...................................................................................................................

                650 Iridium World Com 144A                                                7/15/05                 1

 ...................................................................................................................

              1,070 Josten, Inc.                                                           5/1/10            21,400

 ...................................................................................................................

              1,750 KMC Telecommunications

                    Holdings, Inc.                                                        4/15/08             3,500

 ...................................................................................................................

              1,035 Knology Holdings                                                     10/22/07             3,105

 ...................................................................................................................

                430 Leap Wireless

                    International 144A                                                    4/15/10               108

 ...................................................................................................................

                885 Maxcom Telecomunicaciones

                    SA de CV 144A (Mexico)                                                 4/1/07                 9

 ...................................................................................................................

              1,660 McCaw International, Ltd.                                             4/15/07            49,800

 ...................................................................................................................

                495 Mediq, Inc. 144A                                                       6/1/09                 5

 ...................................................................................................................

                 30 Motient Corp. 144A                                                     4/1/08               300

 ...................................................................................................................

                740 Ntelos, Inc.                                                          8/15/10               740

 ...................................................................................................................

                500 Orbital Imaging Corp. 144A                                             3/1/05             4,500

 ...................................................................................................................

                585 Orion Network Systems                                                 1/15/07             1,755

 ...................................................................................................................

                460 Pagemart, Inc. 144A                                                  12/31/03             2,875

 ...................................................................................................................

                960 Paxson Communications

                    Corp. 144A                                                            6/30/03             5,280

 ...................................................................................................................

                350 Pliant Corp. 144A                                                      6/1/10             3,500

 ...................................................................................................................

                390 Railamerica, Inc.                                                     8/15/10             3,900

 ...................................................................................................................

                395 Raintree Resort 144A                                                  12/1/04                 4

 ...................................................................................................................

                750 Signature Brands, Ltd.                                                8/15/02                 1

 ...................................................................................................................

                950 Startec Global

                    Communications Corp.                                                  5/15/08               618

 ...................................................................................................................

                235 Sterling Chemicals Holdings                                           8/15/08               396

 ...................................................................................................................

                360 Telehub Communications

                    Corp. 144A                                                            7/31/05               180

 ...................................................................................................................

              1,420 Ubiquitel, Inc. 144A                                                  4/15/10            28,400

 ...................................................................................................................

              1,390 UIH Australia/Pacific, Inc.                                           5/15/06             4,170

 ...................................................................................................................

                 30 Versatel Telecom N.V.                                                 5/15/08             2,850

 ...................................................................................................................

                500 XM Satellite Radio

                    Holdings, Inc. 144A                                                   3/15/10            35,000

-------------------------------------------------------------------------------------------------------------------

                    Total Warrants

                    (cost $738,763)                                                                 $       635,496

-------------------------------------------------------------------------------------------------------------------



PURCHASED OPTIONS OUTSTANDING (0.8%) (a)

-------------------------------------------------------------------------------------------------------------------

                                                                                     Expiration Date/

    Contract Amount                                                                      Strike Price         Value

 ...................................................................................................................

   $     10,063,500 EUR/USD Fx OTC option

                    (Merrill Lynch) (Call)                                          Feb. 01/0.93 EUR$       221,972

 ...................................................................................................................

   JPY1,600,000,000 Japanese Government

                    Bond 10-yr. future traded

                    option (J.P. Morgan

                    Securities) (Call)                                               Mar. 01/105 JPY      4,190,977

 ...................................................................................................................

   $      8,806,667 USD/JPY Fx OTC option

                    (UBS AG) (Call)                                                Jan. 01/112.5 USD        166,446

 ...................................................................................................................

          8,806,667 USD/JPY Fx OTC option

                    (Morgan Stanley

                    Dean Witter) (Call)                                            Jan. 01/112.5 USD        160,457

-------------------------------------------------------------------------------------------------------------------

                    Total Purchased Options Outstanding

                    (cost $4,389,393)                                                               $     4,739,852

-------------------------------------------------------------------------------------------------------------------







SHORT-TERM INVESTMENTS (6.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     26,738,000 Interest in $250,000,000 joint tri-party

                    repurchase agreement dated December 29,

                    2000 with Credit Suisse First Boston due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $26,757,459 for an effective

                    yield of 6.55%                                                                  $    26,738,000

 ...................................................................................................................

         12,539,000 Interest in $500,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Lehman Brothers, Inc. due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $12,548,056 for an effective yield

                    of 6.50%                                                                             12,539,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $39,277,000)                                                              $    39,277,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $685,515,914) (b)                                                         $   621,137,319

-------------------------------------------------------------------------------------------------------------------







Forward Currency Contracts to Buy at December 31, 2000

(aggregate face value $110,482,676)

-------------------------------------------------------------------------------------------------------------------

                                                                                      Unrealized

                            Market                Aggregate       Delivery         Appreciation/

                             Value               Face Value           Date         (Depreciation)

 ...................................................................................................................

Australian

Dollar                  $6,025,910               $5,911,881        3/21/01       $       114,029

 ...................................................................................................................

British

Pound                    8,013,905                7,795,411         3/21/01               218,494

 ...................................................................................................................

Canadadian

Dollar                   5,275,715                5,139,441         3/21/01               136,274

 ...................................................................................................................

Danish

Krone                      492,537                  463,250         3/21/01                29,287

 ...................................................................................................................

Euro                    42,646,988               40,287,595         3/21/01             2,359,393

 ...................................................................................................................

Japanese

Yen                     47,261,600               48,784,502         3/21/01            (1,522,902)

 ...................................................................................................................

Swedish

Krona                      633,108                  620,156          3/21/01                12,952

 ...................................................................................................................

Swiss

Franc                    1,563,735                1,480,440          3/21/01                83,295

-------------------------------------------------------------------------------------------------------------------

                                                                                   $     1,430,822

-------------------------------------------------------------------------------------------------------------------



Forward Currency Contracts to Sell at December 31, 2000

(aggregate face value $106,564,113)

-------------------------------------------------------------------------------------------------------------------

                                                                                         Unrealized

                            Market                Aggregate         Delivery           Appreciation/

                             Value               Face Value             Date          (Depreciation)

 ...................................................................................................................

British

Pound                   $6,446,803               $6,239,140          3/21/01        $      (207,663)

 ...................................................................................................................

Canadian

Dollar                  19,782,930               19,290,733          3/21/01               (492,197)

 ...................................................................................................................

Euro                    38,666,228               36,520,679          3/21/01             (2,145,549)

 ...................................................................................................................

Japanese

Yen                     38,654,994               39,866,271          3/21/01              1,211,277

 ...................................................................................................................

New Zealand

Dollar                   4,854,066                4,647,290          3/21/01               (206,776)

-------------------------------------------------------------------------------------------------------------------

                                                                                    $    (1,840,908)

-------------------------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                         Unrealized

                             Total                Aggregate       Expiration           Appreciation/

                             Value               Face Value             Date          (Depreciation)

 ...................................................................................................................

Euribor 3 Mo

(Long)                    $224,361                 $223,696           Sep-01        $           665

 ...................................................................................................................

Euribor 3 Mo

(Long)                     224,020                  223,519           Jun-01                    501

 ...................................................................................................................

Euribor 3 Mo

(Long)                   2,018,189                2,007,036           Mar-02                 11,153

 ...................................................................................................................

Euribor 3 Mo

(Short)                    670,231                  669,022           Dec-02                 (1,209)

 ...................................................................................................................

Euribor 3 Mo

(Short)                    223,422                  223,078           Mar-03                   (344)

 ...................................................................................................................

Euribor 3 Mo

(Short)                  1,117,755                1,114,921           Mar-01                 (2,834)

 ...................................................................................................................

Euro-Bund

(Short)                  4,784,183                4,744,052           Mar-01                (40,131)

 ...................................................................................................................

Eurodollar

(Long)                   7,565,200                7,530,902           Sep-01                 34,298

 ...................................................................................................................

Euro-Schatz

(Long)                   2,799,514                2,786,025           Jun-01                 13,489

 ...................................................................................................................

Euro-Schatz

(Short)                  3,279,317                3,262,583           Mar-01                (16,734)

 ...................................................................................................................

Libor 90 Day

(Long)                   3,702,854                3,689,850           Mar-02                 13,004

 ...................................................................................................................

Libor 90 Day

(Short)                  3,694,620                3,689,049           Mar-01                 (5,571)

 ...................................................................................................................

US Treasury

Bond

(Long)                   3,348,000                3,258,519           Mar-01                 89,481

 ...................................................................................................................

US Treasury

Bond

(Short)                  9,311,625                9,013,931           Mar-01               (297,694)

 ...................................................................................................................

US Treasury

Note 5 yr.

(Long)                  20,194,688               19,814,255           Mar-01                380,433

 ...................................................................................................................

US Treasury

Note 5 yr.

(Short)                  4,142,500                4,100,558           Mar-01                (41,942)

 ...................................................................................................................

US Treasury

Note 10 yr.

(Long)                  10,590,797               10,413,175            Mar-01               177,622

-------------------------------------------------------------------------------------------------------------------

                                                                                    $       314,187

-------------------------------------------------------------------------------------------------------------------






Swap Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                            Notional                Termination        Unrealized

                                                              Amount                       Date      Appreciation

 ...................................................................................................................


Agreement with Merrill Lynch

Capital Services, Inc. dated

October 27, 2000 to receive

semiannually the notional amount

multiplied by 6.74% and pay

quarterly the notional amount

multiplied by three month LIBOR.                          $12,600,000                    Apr-05   $       394,137

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















Putnam VT The George Putnam Fund of Boston



The fund's portfolio

December 31, 2000




COMMON STOCKS (57.9%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Aerospace/Defense (0.9%)

 ...................................................................................................................

             13,200 B.F. Goodrich Co. (The)                                                         $       480,150

 ...................................................................................................................

             22,500 Boeing Co.                                                                            1,485,000

 ...................................................................................................................

              8,700 General Dynamics Corp.                                                                  678,600

 ...................................................................................................................

              7,900 Northrop Grumman Corp.                                                                  655,700

 ...................................................................................................................

              4,120 United Technologies Corp.                                                               323,935

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,623,385

-------------------------------------------------------------------------------------------------------------------



Automotive (0.2%)

 ...................................................................................................................

             34,001 Ford Motor Co.                                                                          796,898

-------------------------------------------------------------------------------------------------------------------



Banking (8.4%)

 ...................................................................................................................

             90,050 Bank of America Corp.                                                                 4,131,044

 ...................................................................................................................

             13,600 Bank of New York Company, Inc.                                                          750,550

 ...................................................................................................................

             40,900 Bank One Corp.                                                                        1,497,963

 ...................................................................................................................

             32,560 BB&T Corp.                                                                            1,214,895

 ...................................................................................................................

            100,384 Charter One Financial, Inc.                                                           2,898,588

 ...................................................................................................................

             33,420 Chase Manhattan Corp. (NON)                                                           1,518,521

 ...................................................................................................................

             49,200 Comerica, Inc.                                                                        2,921,250

 ...................................................................................................................

             11,400 First Union Corp.                                                                       317,063

 ...................................................................................................................

            105,520 Firstar Corp.                                                                         2,453,340

 ...................................................................................................................

             73,570 FleetBoston Financial Corp.                                                           2,763,473

 ...................................................................................................................

             11,500 M & T Bank Corp.                                                                        782,000

 ...................................................................................................................

             20,220 PNC Financial Services Group                                                          1,477,324

 ...................................................................................................................

             25,530 Synovus Financial Corp.                                                                 687,714

 ...................................................................................................................

             39,870 U.S. Bancorp                                                                          1,163,706

 ...................................................................................................................

             65,100 Washington Mutual, Inc.                                                               3,454,369

 ...................................................................................................................

             69,820 Wells Fargo Co.                                                                       3,888,101

 ...................................................................................................................

             25,000 Zions Bancorp                                                                         1,560,938

-------------------------------------------------------------------------------------------------------------------

                                                                                                         33,480,839

-------------------------------------------------------------------------------------------------------------------



Beverage (2.6%)

 ...................................................................................................................

             33,700 Anheuser-Busch Cos., Inc.                                                             1,533,350

 ...................................................................................................................

              5,590 Brown-Forman Corp. Class B                                                              371,735

 ...................................................................................................................

             53,500 Coca-Cola Co.                                                                         3,260,156

 ...................................................................................................................

             86,500 Coca-Cola Enterprises, Inc.                                                           1,643,500

 ...................................................................................................................

             31,400 Fortune Brands, Inc.                                                                    942,000

 ...................................................................................................................

             18,990 Pepsi Bottling Group, Inc. (The)                                                        758,413

 ...................................................................................................................

             39,400 PepsiCo, Inc.                                                                         1,952,763

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,461,917

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.3%)

 ...................................................................................................................

             24,300 Clear Channel Communications, Inc. (NON)                                              1,177,031

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.2%)

 ...................................................................................................................

             16,500 Adelphia Communications Corp. (NON)                                                     851,813

-------------------------------------------------------------------------------------------------------------------



Chemicals (1.3%)

 ...................................................................................................................

             15,100 Avery Dennison Corp.                                                                    828,613

 ...................................................................................................................

             43,100 Dow Chemical Co.                                                                      1,578,538

 ...................................................................................................................

             33,720 du Pont (E.I.) de Nemours & Co., Ltd.                                                 1,629,098

 ...................................................................................................................

             26,300 Engelhard Corp.                                                                         535,863

 ...................................................................................................................

             13,980 PPG Industries, Inc.                                                                    647,449

 ...................................................................................................................

              3,700 Rohm & Haas Co.                                                                         134,356

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,353,917

-------------------------------------------------------------------------------------------------------------------



Combined Utilities (0.2%)

 ...................................................................................................................

             16,270 Constellation Energy Group                                                              733,167

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (0.2%)

 ...................................................................................................................

             23,800 Nortel Networks Corp. (Canada)                                                          763,088

-------------------------------------------------------------------------------------------------------------------



Computers (1.5%)

 ...................................................................................................................

             50,700 Dell Computer Corp. (NON)                                                               884,081

 ...................................................................................................................

             16,800 Gateway, Inc. (NON)                                                                     302,232

 ...................................................................................................................

             17,000 Hewlett-Packard Co.                                                                     536,563

 ...................................................................................................................

             27,150 IBM Corp.                                                                             2,307,750

 ...................................................................................................................

             18,500 Lexmark International Group, Inc.

                    Class A (NON)                                                                           819,781

 ...................................................................................................................

             83,500 Parametric Technology Corp. (NON)                                                     1,122,031

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,972,438

-------------------------------------------------------------------------------------------------------------------



Conglomerates (2.2%)

 ...................................................................................................................

                550 Berkshire Hathaway, Inc. (NON)                                                        1,294,700

 ...................................................................................................................

             16,500 Cooper Industries, Inc.                                                                 757,969

 ...................................................................................................................

             64,400 General Electric Co.                                                                  3,087,175

 ...................................................................................................................

             24,450 Honeywell International, Inc.                                                         1,156,791

 ...................................................................................................................

             43,500 Tyco International, Ltd.                                                              2,414,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,710,885

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.2%)

 ...................................................................................................................

             11,300 Household International, Inc.                                                           621,500

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.4%)

 ...................................................................................................................

             22,800 Kimberly-Clark Corp.                                                                  1,611,732

-------------------------------------------------------------------------------------------------------------------



Distribution (0.3%)

 ...................................................................................................................

             41,760 SYSCO Corp.                                                                           1,252,800

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (3.6%)

 ...................................................................................................................

             42,480 CiNergy Corp.                                                                         1,492,110

 ...................................................................................................................

             37,600 CMS Energy Corp.                                                                      1,191,450

 ...................................................................................................................

              6,200 Dominion Resources, Inc.                                                                415,400

 ...................................................................................................................

             32,795 DPL, Inc.                                                                             1,088,384

 ...................................................................................................................

             11,800 Duke Energy Corp.                                                                     1,005,950

 ...................................................................................................................

             48,840 Entergy Corp.                                                                         2,066,543

 ...................................................................................................................

             30,100 FirstEnergy Corp.                                                                       950,031

 ...................................................................................................................

             23,900 NiSource, Inc.                                                                          734,925

 ...................................................................................................................

             40,850 Progress Energy, Inc.                                                                 2,009,309

 ...................................................................................................................

             41,900 Reliant Energy, Inc.                                                                  1,814,794

 ...................................................................................................................

             39,520 TXU Corp.                                                                             1,751,230

-------------------------------------------------------------------------------------------------------------------

                                                                                                         14,520,126

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (0.7%)

 ...................................................................................................................

             33,330 Emerson Electric Co.                                                                  2,626,821

-------------------------------------------------------------------------------------------------------------------



Electronics (0.4%)

 ...................................................................................................................

              8,800 Intel Corp.                                                                             264,550

 ...................................................................................................................

             34,020 Motorola, Inc.                                                                          688,905

 ...................................................................................................................

              3,700 Solectron Corp. (NON)                                                                   125,430

 ...................................................................................................................

              9,140 W W Grainger                                                                            333,610

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,412,495

-------------------------------------------------------------------------------------------------------------------



Energy (0.5%)

 ...................................................................................................................

             12,047 Schlumberger, Ltd.                                                                      963,007

 ...................................................................................................................

             23,200 Transocean Sedco Forex, Inc.                                                          1,067,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,030,207

-------------------------------------------------------------------------------------------------------------------



Financial (3.4%)

 ...................................................................................................................

             11,400 American Express Co.                                                                    626,288

 ...................................................................................................................

            102,780 Citigroup, Inc.                                                                       5,248,204

 ...................................................................................................................

             69,920 Fannie Mae                                                                            6,065,560

 ...................................................................................................................

             26,000 Freddie Mac                                                                           1,790,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,730,802

-------------------------------------------------------------------------------------------------------------------



Food (1.0%)

 ...................................................................................................................

             23,100 Heinz (H.J.) Co.                                                                      1,095,806

 ...................................................................................................................

              9,600 Quaker Oats Co. (The)                                                                   934,800

 ...................................................................................................................

             40,500 Ralston Purina Group                                                                  1,058,063

 ...................................................................................................................

             41,440 Sara Lee Corp.                                                                        1,017,870

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,106,539

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.2%)

 ...................................................................................................................

              6,100 Baxter International, Inc.                                                              538,706

 ...................................................................................................................

             23,300 CIGNA Corp.                                                                           3,082,590

 ...................................................................................................................

             17,620 HCA -The Healthcare Corp.                                                               775,456

 ...................................................................................................................

              1,970 HEALTHSOUTH Corp. (NON)                                                                  32,136

 ...................................................................................................................

              8,500 Mckesson HBOC, Inc.                                                                     305,065

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,733,953

-------------------------------------------------------------------------------------------------------------------



Insurance (1.9%)

 ...................................................................................................................

             26,400 American General Corp.                                                                2,151,600

 ...................................................................................................................

             11,700 American International Group, Inc.                                                    1,153,181

 ...................................................................................................................

             23,870 Hartford Financial Services Group                                                     1,685,809

 ...................................................................................................................

              6,900 Jefferson-Pilot Corp.                                                                   515,775

 ...................................................................................................................

             16,200 Lincoln National Corp.                                                                  766,463

 ...................................................................................................................

             14,300 The Chubb Corp.                                                                       1,236,950

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,509,778

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (0.9%)

 ...................................................................................................................

             15,700 Bear Stearns Companies, Inc. (The)                                                      795,794

 ...................................................................................................................

              9,500 Goldman Sachs Group, Inc. (The)                                                       1,015,906

 ...................................................................................................................

             10,700 Lehman Brothers Holdings, Inc.                                                          723,588

 ...................................................................................................................

             15,000 Merrill Lynch & Co., Inc.                                                             1,022,813

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,558,101

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.2%)

 ...................................................................................................................

             15,680 Marriott International, Inc. Class A                                                    662,480

-------------------------------------------------------------------------------------------------------------------



Machinery (0.4%)

 ...................................................................................................................

             18,600 Caterpillar, Inc.                                                                       880,013

 ...................................................................................................................

             11,900 Parker-Hannifin Corp.                                                                   525,088

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,405,101

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.2%)

 ...................................................................................................................

             14,200 Illinois Tool Works, Inc.                                                               845,788

-------------------------------------------------------------------------------------------------------------------



Media (0.5%)

 ...................................................................................................................

             74,600 Disney (Walt) Productions, Inc.                                                       2,158,738

-------------------------------------------------------------------------------------------------------------------



Medical Technology (0.3%)

 ...................................................................................................................

              5,400 Pall Corp.                                                                              115,088

 ...................................................................................................................

             19,000 St. Jude Medical, Inc. (NON)                                                          1,167,313

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,282,401

-------------------------------------------------------------------------------------------------------------------



Metals (0.1%)

 ...................................................................................................................

              8,500 Alcoa, Inc.                                                                             284,750

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (0.7%)

 ...................................................................................................................

             14,500 El Paso Energy Corp.                                                                  1,038,563

 ...................................................................................................................

             13,510 Sempra Energy                                                                           314,108

 ...................................................................................................................

             38,320 Williams Cos., Inc.                                                                   1,530,405

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,883,076

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (5.0%)

 ...................................................................................................................

             17,200 BP Amoco PLC ADR (United Kingdom)                                                       823,450

 ...................................................................................................................

             10,850 Chevron, Inc.                                                                           916,147

 ...................................................................................................................

             39,350 Conoco, Inc.                                                                          1,126,394

 ...................................................................................................................

             49,250 Conoco, Inc. Class B                                                                  1,425,172

 ...................................................................................................................

             88,760 ExxonMobil Corp.                                                                      7,716,573

 ...................................................................................................................

             73,000 Royal Dutch Petroleum Co. PLC

                    ADR (Netherlands)                                                                     4,421,063

 ...................................................................................................................

             41,900 Tosco Corp.                                                                           1,421,981

 ...................................................................................................................

             12,300 Total Fina Elf S.A. ADR (France)                                                        894,056

 ...................................................................................................................

              8,900 Ultramar Diamond Shamrock Corp.                                                         274,788

 ...................................................................................................................

             19,300 Unocal Corp.                                                                            746,669

 ...................................................................................................................

             15,200 USX-Marathon Group, Inc.                                                                421,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                         20,188,093

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.9%)

 ...................................................................................................................

             27,300 Abitibi-Consolidated, Inc. (Canada)                                                     250,819

 ...................................................................................................................

             36,260 Boise Cascade Corp.                                                                   1,219,243

 ...................................................................................................................

              8,500 Bowater, Inc.                                                                           479,188

 ...................................................................................................................

              6,000 International Paper Co.                                                                 244,875

 ...................................................................................................................

             41,740 Owens-Illinois, Inc. (NON)                                                              237,396

 ...................................................................................................................

             16,700 Smurfit-Stone Container Corp. (NON)                                                     249,456

 ...................................................................................................................

             19,900 Weyerhaeuser Co.                                                                      1,009,925

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,690,902

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (4.8%)

 ...................................................................................................................

             25,400 Abbott Laboratories                                                                   1,230,313

 ...................................................................................................................

             47,600 American Home Products Corp.                                                          3,024,980

 ...................................................................................................................

             63,350 Bristol-Myers Squibb Co.                                                              4,683,941

 ...................................................................................................................

             51,010 Johnson & Johnson                                                                     5,359,238

 ...................................................................................................................

             35,100 Merck & Co., Inc.                                                                     3,286,238

 ...................................................................................................................

             17,680 Pharmacia Corp.                                                                       1,078,480

 ...................................................................................................................

              6,620 Schering-Plough Corp.                                                                   375,685

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,038,875

-------------------------------------------------------------------------------------------------------------------



Photography/Imaging (0.2%)

 ...................................................................................................................

             17,260 Eastman Kodak Co.                                                                       679,613

-------------------------------------------------------------------------------------------------------------------



Publishing (0.4%)

 ...................................................................................................................

             40,860 Tribune Co.                                                                           1,726,320

-------------------------------------------------------------------------------------------------------------------



Railroads (0.5%)

 ...................................................................................................................

             23,900 Burlington Northern Santa Fe Corp.                                                      676,669

 ...................................................................................................................

             25,640 Union Pacific Corp.                                                                   1,301,230

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,977,899

-------------------------------------------------------------------------------------------------------------------



Real Estate (1.0%)

 ...................................................................................................................

             28,500 Boston Properties, Inc. (R)                                                           1,239,750

 ...................................................................................................................

             30,260 Equity Office Properties Trust (R)                                                      987,233

 ...................................................................................................................

             31,140 Equity Residential Properties Trust (R)                                               1,722,431

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,949,414

-------------------------------------------------------------------------------------------------------------------



Regional Bells (3.0%)

 ...................................................................................................................

             33,300 BellSouth Corp.                                                                       1,363,219

 ...................................................................................................................

            136,400 SBC Communications, Inc. (SEG)                                                        6,513,100

 ...................................................................................................................

             84,800 Verizon Communications                                                                4,250,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,126,919

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.5%)

 ...................................................................................................................

             59,900 McDonald's Corp.                                                                      2,036,600

-------------------------------------------------------------------------------------------------------------------



Retail (1.9%)

 ...................................................................................................................

             21,860 Albertsons, Inc.                                                                        579,290

 ...................................................................................................................

             23,200 CVS Corp.                                                                             1,390,550

 ...................................................................................................................

             43,700 Federated Department Stores, Inc. (NON)                                               1,529,500

 ...................................................................................................................

             26,100 Lowe's Cos., Inc.                                                                     1,161,450

 ...................................................................................................................

             11,900 May Department Stores Co.                                                               389,725

 ...................................................................................................................

             31,830 Sears, Roebuck & Co.                                                                  1,106,093

 ...................................................................................................................

             96,600 Staples, Inc. (NON)                                                                   1,141,088

 ...................................................................................................................

             14,000 TJX Cos., Inc. (The)                                                                    388,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,686,196

-------------------------------------------------------------------------------------------------------------------



Software (0.8%)

 ...................................................................................................................

             48,100 BMC Software, Inc. (NON)                                                                673,400

 ...................................................................................................................

             49,850 Computer Associates International, Inc.                                                 972,075

 ...................................................................................................................

             38,900 Microsoft Corp. (NON)                                                                 1,687,288

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,332,763

-------------------------------------------------------------------------------------------------------------------



Technology Services (0.7%)

 ...................................................................................................................

              5,300 Automatic Data Processing, Inc.                                                         335,556

 ...................................................................................................................

             13,200 Convergys Corp. (NON)                                                                   598,125

 ...................................................................................................................

             24,300 Electronic Data Systems Corp.                                                         1,403,325

 ...................................................................................................................

             21,000 Unisys Corp. (NON)                                                                      307,125

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,644,131

-------------------------------------------------------------------------------------------------------------------



Telecommunications (1.4%)

 ...................................................................................................................

             36,337 ALLTEL Corp.                                                                          2,268,791

 ...................................................................................................................

             52,340 American Telephone & Telegraph Co.                                                      906,136

 ...................................................................................................................

             42,100 AT&T Wireless Group (NON)                                                               728,856

 ...................................................................................................................

             49,700 Sprint Corp.                                                                          1,009,531

 ...................................................................................................................

             43,100 Worldcom, Inc. (NON)                                                                    606,094

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,519,408

-------------------------------------------------------------------------------------------------------------------



Textiles (0.1%)

 ...................................................................................................................

             27,500 Shaw Industries, Inc.                                                                   520,781

-------------------------------------------------------------------------------------------------------------------



Tire & Rubber (--%)

 ...................................................................................................................

              8,500 Goodyear Tire & Rubber Co. (The)                                                        195,415

-------------------------------------------------------------------------------------------------------------------



Tobacco (1.2%)

 ...................................................................................................................

            107,510 Philip Morris Cos., Inc.                                                              4,730,440

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.6%)

 ...................................................................................................................

             31,600 Republic Services, Inc. (NON)                                                           543,125

 ...................................................................................................................

             65,590 Waste Management, Inc.                                                                1,820,123

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,363,248

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $204,287,977)                                                             $   231,569,583

-------------------------------------------------------------------------------------------------------------------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (24.7%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



U.S. Government Agency Mortgage Obligations (7.3%)

 ...................................................................................................................

   $        442,120 Federal Home Loan Mortgage

                    Corporation 6s, April 1, 2014                                                   $       437,146

 ...................................................................................................................

                    Federal National Mortgage Association

 ...................................................................................................................

          1,851,156 8s, TBA, January 15, 2029                                                             1,896,861

 ...................................................................................................................

            810,000 6 1/2s, TBA, January 1, 2030                                                            798,863

 ...................................................................................................................

                    Federal National Mortgage Association

                    Pass-Through Certificates

 ...................................................................................................................

             84,008 8s, August 1, 2030                                                                       86,081

 ...................................................................................................................

          4,197,298 7 1/2s, with due dates from July 1, 2015

                    to October 1, 2015                                                                    4,286,493

 ...................................................................................................................

          7,656,643 7s, with due dates from May 1, 2015

                    to June 1, 2030                                                                       7,673,280

 ...................................................................................................................

            472,910 6s, January 1, 2015                                                                     466,848

 ...................................................................................................................

                    Government National Mortgage

                    Association Pass-Through Certificates

 ...................................................................................................................

            397,998 8 1/2s, with due dates from

                    October 15, 2017 to November 15, 2017                                                   414,292

 ...................................................................................................................

         10,321,784 8s, with due dates from

                    December 15, 2022 to October 15, 2030                                                10,597,419

 ...................................................................................................................

          2,014,439 7s, with due dates from August 15, 2023

                    to December 15, 2028                                                                  2,025,053

 ...................................................................................................................

            367,332 6 1/2s, March 15, 2028                                                                  363,428

-------------------------------------------------------------------------------------------------------------------

                                                                                                         29,045,764

-------------------------------------------------------------------------------------------------------------------



U.S. Treasury Obligations (17.4%)

 ...................................................................................................................

                    U.S. Treasury Bonds

 ...................................................................................................................

          3,635,000 6 1/4s, May 15, 2030                                                                  4,055,279

 ...................................................................................................................

          1,505,000 6 1/8s, August 15, 2029                                                               1,636,928

 ...................................................................................................................

                    U.S. Treasury Notes

 ...................................................................................................................

          5,990,000 6 3/4s, May 15, 2005                                                                  6,381,207

 ...................................................................................................................

         11,125,000 6 1/2s, February 15, 2010 (SEG)                                                      12,171,418

 ...................................................................................................................

          5,115,000 6 3/8s, June 30, 2002                                                                 5,190,139

 ...................................................................................................................

          8,775,000 6 1/8s, August 15, 2007                                                               9,239,812

 ...................................................................................................................

          1,785,000 6s, September 30, 2002                                                                1,807,598

 ...................................................................................................................

          9,945,000 5 3/4s, August 15, 2010                                                              10,422,062

 ...................................................................................................................

         18,065,000 5 3/4s, November 15, 2005                                                            18,655,003

 ...................................................................................................................

            695,000 US Treasury tiger Strip, IO, zero %,

                    May 15, 2026                                                                            168,253

-------------------------------------------------------------------------------------------------------------------

                                                                                                         69,727,699

-------------------------------------------------------------------------------------------------------------------

                    Total U.S. Government and

                    Agency Obligations

                    (cost $96,402,897)                                                              $    98,773,463

-------------------------------------------------------------------------------------------------------------------



CORPORATE BONDS AND NOTES (8.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



Aerospace and Defense (0.2%)

 ...................................................................................................................

   $        560,000 Boeing Co. deb. 6 5/8s, 2038                                                    $       531,429

 ...................................................................................................................

            260,000 Lockheed Martin Corp. bonds

                    8 1/2s, 2029                                                                            294,250

 ...................................................................................................................

            170,000 Sequa Corp. sr. notes 9s, 2009                                                          168,725

-------------------------------------------------------------------------------------------------------------------

                                                                                                            994,404

-------------------------------------------------------------------------------------------------------------------



Airlines (0.2%)

 ...................................................................................................................

            110,000 Continental Airlines, Inc. pass-through

                    certificates Ser. 98-2, 6.32s, 2008                                                     105,461

 ...................................................................................................................

             17,144 Continental Airlines, Inc. pass-through

                    certificates Ser. 974C, 6.8s, 2009                                                       16,924

 ...................................................................................................................

            385,783 Continental Airlines, Inc. pass-through

                    certificates Ser. 981C, 6.541s, 2009                                                    378,094

 ...................................................................................................................

            150,000 Northwest Airlines, Inc. company

                    guaranty 8.7s, 2007                                                                     144,888

 ...................................................................................................................

            105,000 United Air Lines Corp. deb. 9 3/4s, 2021                                                 94,246

-------------------------------------------------------------------------------------------------------------------

                                                                                                            739,613

-------------------------------------------------------------------------------------------------------------------



Automotive (0.5%)

 ...................................................................................................................

            885,000 Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                 756,746

 ...................................................................................................................

            895,000 Ford Motor Co. deb. 7.4s, 2046                                                          815,497

 ...................................................................................................................

            490,000 Ford Motor Co. bonds 6 5/8s, 2028                                                       413,168

 ...................................................................................................................

            195,000 Visteon Corp. sr. notes 8 1/4s, 2010                                                    192,308

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,177,719

-------------------------------------------------------------------------------------------------------------------



Banking (1.5%)

 ...................................................................................................................

            580,000 Bank One Corp. sub. notes 7 7/8s, 2010                                                  605,413

 ...................................................................................................................

             87,000 Bank United Corp. sub. notes 8 7/8s, 2007                                                88,707

 ...................................................................................................................

            300,000 Bank United Corp. notes Ser. A, 8s, 2009                                                304,188

 ...................................................................................................................

            580,000 Citicorp sub. notes 6 3/8s, 2008                                                        561,283

 ...................................................................................................................

            325,000 Colonial Bank sub. notes 8s, 2009                                                       287,255

 ...................................................................................................................

            250,000 Dime Capital Trust I bank guaranty

                    Ser. A, 9.33s, 2027                                                                     223,673

 ...................................................................................................................

            180,000 First Citizens Bank Capital Trust I

                    company guaranty 8.05s, 2028                                                            137,203

 ...................................................................................................................

            530,000 First Union Capital II company

                    guaranty Ser. A, 7.95s, 2029                                                            460,231

 ...................................................................................................................

            230,000 First Union Institute Capital I bonds

                    8.04s, 2026                                                                             197,579

 ...................................................................................................................

            390,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  370,605

 ...................................................................................................................

            665,000 Imperial Bank sub. notes 8 1/2s, 2009                                                   660,533

 ...................................................................................................................

            170,000 Merita Bank, Ltd. sub. notes 6 1/2s,

                    2006 (Finland)                                                                          168,235

 ...................................................................................................................

            220,000 National City Corp. sub. notes 7.2s, 2005                                               224,609

 ...................................................................................................................

            490,000 Peoples Bank-Bridgeport sub. notes

                    7.2s, 2006                                                                              448,002

 ...................................................................................................................

            335,000 Royal Bank of Scotland Group PLC bonds

                    Ser. 2, 8.817s, 2049 (United Kingdom)                                                   353,328

 ...................................................................................................................

            310,000 Sovereign Bancorp, Inc. sr. notes

                    10 1/2s, 2006                                                                           308,450

 ...................................................................................................................

            385,000 St. Paul Bancorp sr. notes 7 1/8s, 2004                                                 382,709

 ...................................................................................................................

            180,000 Webster Capital Trust I 144A bonds

                    9.36s, 2027                                                                             158,018

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,940,021

-------------------------------------------------------------------------------------------------------------------



Broadcasting (--%)

 ...................................................................................................................

             30,000 AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                            32,738

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.2%)

 ...................................................................................................................

            170,000 Adelphia Communications Corp.

                    sr. notes 7 7/8s, 2009                                                                  140,250

 ...................................................................................................................

            250,000 Adelphia Communications Corp.

                    sr. notes Ser. B, 9 7/8s, 2007                                                          231,250

 ...................................................................................................................

            160,000 Adelphia Communications Corp.

                    sr. notes Ser. B, 8 3/8s, 2008                                                          139,200

 ...................................................................................................................

            362,000 CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                           376,480

-------------------------------------------------------------------------------------------------------------------

                                                                                                            887,180

-------------------------------------------------------------------------------------------------------------------



Chemicals (0.2%)

 ...................................................................................................................

            140,000 Lyondell Petrochemical Co. sec. notes

                    Ser. B, 9 7/8s, 2007                                                                    135,800

 ...................................................................................................................

            500,000 Union Carbide Corp. notes 6 1/4s, 2003                                                  499,060

-------------------------------------------------------------------------------------------------------------------

                                                                                                            634,860

-------------------------------------------------------------------------------------------------------------------



Conglomerates (0.2%)

 ...................................................................................................................

            545,000 Tyco International, Ltd. company

                    guaranty 6 3/8s, 2005                                                                   543,136

 ...................................................................................................................

            380,000 Tyco International, Ltd. company

                    guaranty 6 1/4s, 2003                                                                   374,615

-------------------------------------------------------------------------------------------------------------------

                                                                                                            917,751

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.6%)

 ...................................................................................................................

             75,000 Associates Corp. deb. 6.95s, 2018                                                        71,173

 ...................................................................................................................

            150,000 Associates Corp. sr. notes 6 1/4s, 2008                                                 145,353

 ...................................................................................................................

            350,000 Associates Corp. sub. deb. 8.15s, 2009                                                  376,443

 ...................................................................................................................

            155,000 Capital One Financial Corp. notes

                    7 1/4s, 2006                                                                            144,528

 ...................................................................................................................

            420,000 Capital One Financial Corp. notes

                    7 1/4s, 2003                                                                            409,059

 ...................................................................................................................

            100,000 Conseco Financial Corp. sr. sub. notes

                    10 1/4s, 2002                                                                            82,000

 ...................................................................................................................

            540,000 Ford Motor Credit Corp. notes

                    7 3/8s, 2009                                                                            538,639

 ...................................................................................................................

             20,000 Ford Motor Credit Corp. notes

                    6.55s, 2002                                                                              20,061

 ...................................................................................................................

            105,000 Ford Motor Credit Corp. sr. notes

                    5.8s, 2009                                                                               94,609

 ...................................................................................................................

             40,000 General Motors Acceptance Corp. notes

                    5 3/4s, 2003                                                                             39,205

 ...................................................................................................................

              5,000 Household Finance Corp. notes

                    6 1/2s, 2008                                                                              4,788

 ...................................................................................................................

            460,000 Household Finance Corp. sr. unsub.

                    5 7/8s, 2009                                                                            422,772

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,348,630

-------------------------------------------------------------------------------------------------------------------



Containers (0.1%)

 ...................................................................................................................

            295,000 Ball Corp. company guaranty 7 3/4s, 2006                                                283,938

-------------------------------------------------------------------------------------------------------------------



Distribution (0.1%)

 ...................................................................................................................

            300,000 Pepsi Bottling Group, Inc. (The) sr. notes

                    Ser. B, 7s, 2029                                                                        295,896

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (0.6%)

 ...................................................................................................................

            275,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                      294,770

 ...................................................................................................................

            340,000 CMS Energy Corp. sr. notes Ser. B,

                    6 3/4s, 2004                                                                            321,300

 ...................................................................................................................

            520,000 DPL, Inc. sr. notes 8 1/4s, 2007                                                        541,154

 ...................................................................................................................

            105,000 Niagara Mohawk Power Corp. sr. notes

                    Ser. G, 7 3/4s, 2008                                                                    109,235

 ...................................................................................................................

            540,000 Nisource Finance Corp. 144A company

                    guaranty 7 7/8s, 2010                                                                   569,969

 ...................................................................................................................

             63,466 Northeast Utilities System notes

                    Ser. B, 8.38s, 2005                                                                      64,002

 ...................................................................................................................

            435,000 TXU Electrical Capital company

                    guaranty 8.175s, 2037                                                                   411,645

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,312,075

-------------------------------------------------------------------------------------------------------------------



Energy (0.2%)

 ...................................................................................................................

             90,000 Pride Petroleum Services, Inc. sr. notes

                    9 3/8s, 2007                                                                             92,025

 ...................................................................................................................

            440,000 RBF Finance Co. company guaranty

                    11 3/8s, 2009                                                                           508,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                            600,225

-------------------------------------------------------------------------------------------------------------------



Entertainment (--%)

 ...................................................................................................................

             45,000 Walt Disney Co. med. term notes

                    5.62s, 2008                                                                              41,573

-------------------------------------------------------------------------------------------------------------------



Financial (1.0%)

 ...................................................................................................................

            330,000 Advanta Corp. notes Ser. C, 7.47s, 2001                                                 326,446

 ...................................................................................................................

            715,000 AFLAC, Inc. sr. notes 6 1/2s, 2009                                                      694,379

 ...................................................................................................................

            595,000 American General Institute 144A

                    company guaranty 8 1/8s, 2046                                                           568,308

 ...................................................................................................................

            305,000 Conseco Financing Trust II company

                    guaranty 8.7s, 2026                                                                     114,375

 ...................................................................................................................

            410,000 Goldman Sachs Group, Inc. (The) notes

                    Ser. B, 7.35s, 2009                                                                     417,540

 ...................................................................................................................

            110,000 Green Tree Financial notes Ser. A,

                    6 1/2s, 2002                                                                             82,445

 ...................................................................................................................

            260,000 Liberty Mutual Insurance 144A notes

                    7.697s, 2097                                                                            193,032

 ...................................................................................................................

            220,000 Markel Capital Trust I company guaranty

                    Ser. B, 8.71s, 2046                                                                     140,439

 ...................................................................................................................

            360,000 Principal Financial Group 144A

                    notes 7.95s, 2004 (Australia)                                                           372,582

 ...................................................................................................................

            445,000 Provident Companies, Inc. bonds

                    7.405s, 2038                                                                            324,005

 ...................................................................................................................

            590,000 Sun Life Canada Capital Trust 144A

                    8.526s, 2049                                                                            515,796

 ...................................................................................................................

            470,000 TIG Capital Trust I 144A bonds

                    8.597s, 2027                                                                            281,366

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,030,713

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (0.2%)

 ...................................................................................................................

            110,000 International Game Technology sr. notes

                    8 3/8s, 2009                                                                            108,900

 ...................................................................................................................

            300,000 Mohegan Tribal Gaming, Auth. sr. sub.

                    notes 8 3/4s, 2009                                                                      299,250

 ...................................................................................................................

            190,000 Park Place Entertainment, Inc. sr. sub.

                    notes 9 3/8s, 2007                                                                      195,700

-------------------------------------------------------------------------------------------------------------------

                                                                                                            603,850

-------------------------------------------------------------------------------------------------------------------



Health Care (0.3%)

 ...................................................................................................................

            450,000 Columbia/HCA Healthcare Corp.

                    med term notes 6.63s, 2045                                                              438,912

 ...................................................................................................................

            310,000 Omega Healthcare Investors, Inc.

                    notes 6.95s, 2002                                                                       264,275

 ...................................................................................................................

            450,000 Tenet Healthcare Corp. sr. sub. notes

                    8 5/8s, 2007                                                                            460,688

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,163,875

-------------------------------------------------------------------------------------------------------------------



Homebuilding (--%)

 ...................................................................................................................

            175,000 D.R. Horton, Inc. company guaranty

                    8s, 2009                                                                                157,500

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (0.1%)

 ...................................................................................................................

            115,000 Countrywide Home Loan Corp. company

                    guaranty 6.935s, 2007                                                                   113,067

 ...................................................................................................................

            450,000 Salomon, Inc. sr. notes 6 3/4s, 2003                                                    452,975

-------------------------------------------------------------------------------------------------------------------

                                                                                                            566,042

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.1%)

 ...................................................................................................................

            420,000 HMH Properties, Inc. company guaranty

                    Ser. B, 7 7/8s, 2008                                                                    397,950

-------------------------------------------------------------------------------------------------------------------



Media (0.1%)

 ...................................................................................................................

            330,000 News America Holdings, Inc. deb.

                    7.7s, 2025                                                                              287,625

-------------------------------------------------------------------------------------------------------------------



Metals (--%)

 ...................................................................................................................

            195,000 AK Steel Corp. sr. notes 9 1/8s, 2006                                                   181,350

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (0.2%)

 ...................................................................................................................

            500,000 CMS Panhandle Holding Corp. sr. notes

                    6 1/8s, 2004                                                                            476,820

 ...................................................................................................................

            240,000 Osprey Trust 144A sec. notes 8.31s, 2003                                                245,681

-------------------------------------------------------------------------------------------------------------------

                                                                                                            722,501

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (0.4%)

 ...................................................................................................................

            405,000 Norsk Hydro ASA notes 6.36s,

                    2009 (Norway)                                                                           396,390

 ...................................................................................................................

            365,000 Phillips Petroleum Co. notes 8 3/4s, 2010                                               417,648

 ...................................................................................................................

            188,000 Port Arthur Finance Corp. 144A

                    company guaranty 12 1/2s, 2009                                                          186,120

 ...................................................................................................................

            110,000 Seagull Energy sr. sub notes 8 5/8s, 2005                                               111,168

 ...................................................................................................................

            450,000 Union Oil Company of California

                    company guaranty 7 1/2s, 2029                                                           449,316

 ...................................................................................................................

            135,000 Union Pacific Resources Group, Inc.

                    notes 7.3s, 2009                                                                        139,960

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,700,602

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.2%)

 ...................................................................................................................

            475,000 Abitibi-Consolidated Inc. deb. 8 1/2s, 2029

                    (Canada)                                                                                432,236

 ...................................................................................................................

            120,000 Georgia Pacific Corp. bonds 7 3/4s, 2029                                                 97,284

 ...................................................................................................................

             90,000 Norampac, Inc. sr. notes 9 1/2s,

                    2008 (Canada)                                                                            89,775

 ...................................................................................................................

            250,000 Riverwood International Corp. company

                    guaranty 10 5/8s, 2007                                                                  249,375

-------------------------------------------------------------------------------------------------------------------

                                                                                                            868,670

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (--%)

 ...................................................................................................................

            170,000 ICN Pharmaceuticals, Inc. 144A sr. notes

                    8 3/4s, 2008                                                                            171,700

-------------------------------------------------------------------------------------------------------------------



Power Producers (--%)

 ...................................................................................................................

             70,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     66,465

-------------------------------------------------------------------------------------------------------------------



Railroads (0.1%)

 ...................................................................................................................

            485,000 Burlington Northern Santa Fe Corp.

                    notes 7 1/8s, 2010                                                                      493,012

-------------------------------------------------------------------------------------------------------------------



Real Estate (--%)

 ...................................................................................................................

             50,000 EOP Operating L.P. notes 6 3/8s, 2002                                                    50,060

-------------------------------------------------------------------------------------------------------------------



Regional Bells (--%)

 ...................................................................................................................

            140,000 GTE Corp. deb. 6.46s, 2008                                                              135,247

 ...................................................................................................................

             30,000 US West Capital Funding, Inc. company

                    guaranty 6 1/4s, 2005                                                                    29,268

-------------------------------------------------------------------------------------------------------------------

                                                                                                            164,515

-------------------------------------------------------------------------------------------------------------------



Retail (0.1%)

 ...................................................................................................................

            331,000 K mart Corp. notes 8 3/8s, 2004                                                         293,908

 ...................................................................................................................

            140,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  123,665

-------------------------------------------------------------------------------------------------------------------

                                                                                                            417,573

-------------------------------------------------------------------------------------------------------------------



Technology (--%)

 ...................................................................................................................

            125,000 Amkor Technologies, Inc. sr. notes

                    9 1/4s, 2006                                                                            117,813

 ...................................................................................................................

             70,000 IBM Corp. deb. 7 1/8s, 2096                                                              64,651

-------------------------------------------------------------------------------------------------------------------

                                                                                                            182,464

-------------------------------------------------------------------------------------------------------------------



Telecommunications (0.7%)

 ...................................................................................................................

            250,000 Covad Communications Group, Inc.

                    sr. notes 12 1/2s, 2009                                                                  75,000

 ...................................................................................................................

            250,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 5/8s, 2008 (Bermuda)                                                         238,125

 ...................................................................................................................

             39,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 1/2s, 2009 (Bermuda)                                                          36,855

 ...................................................................................................................

            110,000 MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                 105,901

 ...................................................................................................................

            320,000 Nextel Communications, Inc. sr. notes

                    9 3/8s, 2009                                                                            300,000

 ...................................................................................................................

            245,000 Sprint Capital Corp. company guaranty

                    6 1/8s, 2008                                                                            220,358

 ...................................................................................................................

            545,000 Sprint Capital Corp. company guaranty

                    5.7s, 2003                                                                              522,257

 ...................................................................................................................

            685,000 Verizon Global Funding Corp. 144A

                    notes 7 1/4s, 2010                                                                      699,344

 ...................................................................................................................

            475,000 WorldCom, Inc. notes 8 1/4s, 2010                                                       491,696

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,689,536

-------------------------------------------------------------------------------------------------------------------



Tobacco (0.1%)

 ...................................................................................................................

            280,000 Philip Morris Cos., Inc. notes 7 1/4s, 2003                                             280,190

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.1%)

 ...................................................................................................................

            490,000 Browning-Ferris Industries, Inc. deb.

                    7.4s, 2035                                                                              352,800

-------------------------------------------------------------------------------------------------------------------



Water Utilities (0.1%)

 ...................................................................................................................

            310,000 Azurix Corp. sr. notes Ser. B,

                    10 3/8s, 2007                                                                           306,900

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $35,601,766)                                                              $    34,062,516

-------------------------------------------------------------------------------------------------------------------



COLLATERALIZED MORTGAGE OBLIGATIONS (3.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

                    Commercial Mortgage Asset Trust

 ...................................................................................................................

   $      1,103,224 Ser. 99-C1, Class A3, 6.64s, 2010                                               $     1,114,084

 ...................................................................................................................

          5,085,438 Ser. 99-C1, Class X, IO, 0.589s, 2020                                                   322,210

 ...................................................................................................................

            100,000 Countrywide Home Loan Ser. 98-A12,

                    Class A14, 8s, 2028                                                                     103,468

 ...................................................................................................................

                    CS First Boston Mortgage Securities Corp.

 ...................................................................................................................

            170,000 7.923s, 2009                                                                            176,375

 ...................................................................................................................

            900,000 Ser. 00-C1, Class A2, 7.545s, 2010                                                      957,516

 ...................................................................................................................

            468,895 DLJ Commercial Mortgage Corp.

                    Ser. 98-CG1, Class A1A, 6.11s, 2007                                                     467,906

 ...................................................................................................................

                    Fannie Mae Strip

 ...................................................................................................................

            584,530 Ser. 203, IO, Class 2, 3.951s, 2023                                                     133,346

 ...................................................................................................................

            602,516 Ser. 218, IO, Class 2, 3.989s, 2023                                                     139,708

 ...................................................................................................................

            330,580 Ser. 237, IO, Class 2, 4.215s, 2023                                                      74,071

 ...................................................................................................................

            657,026 Ser. 251, IO, Class 2, 3.947s, 2023                                                     149,884

 ...................................................................................................................

            516,386 Ser. 276, IO, Class 2, 3.091s, 2024                                                     128,451

 ...................................................................................................................

          2,178,800 Ser. 252, IO, Class 2, 3.748s, 2023                                                     518,827

 ...................................................................................................................

            715,000 FFCA Secured Lending Corp. Ser. 00-1,

                    Class A2, 7.77s, 2027                                                                   747,063

 ...................................................................................................................

                    Financing Corp.

 ...................................................................................................................

            435,000 Ser. 00-4, Class SX, 6.998s, 2023                                                       435,272

 ...................................................................................................................

              1,485 Ser. 92-181, Class PJ, 10.075s, 2022                                                     38,379

 ...................................................................................................................

              1,788 Ser. 92-184, Class J, 11.46s, 2022                                                       53,922

 ...................................................................................................................

            385,000 Ser. 96-5, IO, Class SW, 11.73s, 2018                                                   121,756

 ...................................................................................................................

            614,598 Ser. 97-23, IO, Class SH, 3.43s, 2023                                                   125,032

 ...................................................................................................................

            624,590 Ser. 97-91, IO, Class SL, 0.906s, 2023                                                   71,633

 ...................................................................................................................

            898,390 Ser. 97-92, IO, Class SM, 0.917s, 2022                                                   77,486

 ...................................................................................................................

            866,842 Ser. 98-66, IO, Class SB, 0.518s, 2028                                                   51,740

 ...................................................................................................................

            722,396 Ser. 99-51, IO, Class S, 0.988s, 2029                                                    59,823

 ...................................................................................................................

                    Freddie Mac Strip

 ...................................................................................................................

            565,000 Ser. 2028, IO, Class SG, 6.78s, 2023                                                    269,081

 ...................................................................................................................

              7,435 Ser. 180, Principal Only (PO),

                    zero %, 2026                                                                              5,969

 ...................................................................................................................

             84,021 Ser. 203, PO, zero %, 2029                                                               60,627

 ...................................................................................................................

             70,000 GE Capital Mortgage Services, Inc.

                    Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                      68,937

 ...................................................................................................................

                    General Growth Properties-Homart

 ...................................................................................................................

             70,000 Ser. 99-C1, Class F, 8.87s, 2003                                                         70,000

 ...................................................................................................................

             60,000 Ser. 99-C1, Class G, 9.12s, 2003                                                         60,000

 ...................................................................................................................

          1,380,000 GMAC Commercial Mortgage Securities

                    Inc., Ser. 99-C1, Class A2, 6.175s, 2033                                              1,356,659

 ...................................................................................................................

                    Government National Mortgage

                    Association

 ...................................................................................................................

            952,770 Ser. 00-17, Class SB, 13.2s, 2026                                                     1,065,492

 ...................................................................................................................

            474,747 Ser. 99-29, Class WB, 6.555s, 2028                                                      471,038

 ...................................................................................................................

            183,213 Ser. 99-30, Class SG, 15.39s, 2025                                                      186,705

 ...................................................................................................................

          1,347,117 Ser. 99-46, IO, 0.574s, 2027                                                             70,724

 ...................................................................................................................

                    LB Commercial Conduit Mortgage Trust

 ...................................................................................................................

             30,000 Ser. 99-C1, Class A2, 6.78s, 2009                                                        30,569

 ...................................................................................................................

            160,000 Ser. 99-C2, Class B, 7.425s, 2009                                                       167,773

 ...................................................................................................................

                    Merrill Lynch Mortgage Investors, Inc.

 ...................................................................................................................

            160,000 Ser. 96-C2, Class E, 6.96s,

                    November 21, 2028                                                                       149,050

 ...................................................................................................................

            256,393 Ser. 98-C2, Class A1, 6.22s,

                    February 15, 2030                                                                       256,633

 ...................................................................................................................

          3,521,799 Ser. 98-C2, Class IO, 0.818s, 2030                                                      237,171

 ...................................................................................................................

            355,311 Morgan Stanley Capital I Ser. 98-HF1,

                    Class A1, 6.19s, 2007                                                                   355,755

 ...................................................................................................................

             85,000 Morgan Stanley Dean Witter Capital 1

                    Ser. 00, Class B, 7.638s, 2010                                                           90,392

 ...................................................................................................................

            260,000 Morgan Stanley Dean Witter Capital I

                    Ser. 00-LIF2, Class A2, 7.36s, 2010                                                     271,131

 ...................................................................................................................

            212,030 Mortgage Capital Funding, Inc.

                    Ser. 98-MC1, Class A1, 6.417s, 2007                                                     213,421

 ...................................................................................................................

                    Salomon Brothers Mortgage Securities VII

 ...................................................................................................................

            365,000 Ser. 00-C1, Class A2, 7.52s, 2009                                                       386,572

 ...................................................................................................................

            350,000 Ser. 00-C3, Class A2, 6.592s, 2010                                                      350,957

 ...................................................................................................................

            397,233 TIAA Retail Commercial Mortgage Trust

                    Ser. 99-1, Class A, 7.17s, 2032                                                         410,019

-------------------------------------------------------------------------------------------------------------------

                    Total Collateralized Mortgage Obligations

                    (cost $12,217,009)                                                              $    12,672,627

-------------------------------------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES (0.3%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        165,000 Advanta Mortgage Loan Trust

                    Ser. 00-1, Class A4, 8.61s, 2028                                                $       174,682

 ...................................................................................................................

            655,000 Conseco Finance Securitization Corp.

                    Ser. 00-5, Class A6, 7.96s, 2032                                                        686,522

 ...................................................................................................................

            448,089 Ford Credit Auto Owner Trust

                    Ser. 00-C, Class A3, 7.13s, 2002                                                        449,770

-------------------------------------------------------------------------------------------------------------------

                    Total Asset-Backed Securities

                    (cost $1,267,959)                                                               $     1,310,974

-------------------------------------------------------------------------------------------------------------------







FOREIGN GOVERNMENT BONDS AND NOTES (0.3%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

USD         470,000 Ontario (Province of) sr. unsub.

                    5 1/2s, 2008 (Canada)                                                           $       452,314

 ...................................................................................................................

USD         695,000 Quebec (Province of) sr. unsub.

                    5 3/4s, 2009 (Canada)                                                                   669,132

-------------------------------------------------------------------------------------------------------------------

                    Total Foreign Government

                    Bonds and Notes

                    (cost $1,133,235)                                                               $     1,121,446

-------------------------------------------------------------------------------------------------------------------






PREFERRED STOCKS (0.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

                140 Fresenius Medical Capital Trust II $7.875

                    company guaranty, pfd. (Germany)                                                $       129,150

 ...................................................................................................................

                330 Webster Pref Cap Corp. Ser. A, $7.375

                    cum. pfd.                                                                               326,700

-------------------------------------------------------------------------------------------------------------------

                    Total Preferred Stocks

                    (cost $452,653)                                                                 $       455,850

-------------------------------------------------------------------------------------------------------------------



UNITS (0.3%) (a)

-------------------------------------------------------------------------------------------------------------------

    Number of Units                                                                                           Value

 ...................................................................................................................

                 85 Intel Corp. Structured Warrants

                    expiration 3/20/01 (Issued by Salomon

                    Smith Barney Holdings Inc.)                                                     $       220,817

 ...................................................................................................................

                  6 Microsoft Corp. Structured Warrants

                    expiration 3/20/01 (Issued by Salomon

                    Smith Barney Holdings Inc.)                                                             230,911

 ...................................................................................................................

                125 Pharmacia Corp. Structured Warrants

                    expiration 3/14/01 (Issued by Salomon

                    Smith Barney Holdings Inc.)                                                             756,606

-------------------------------------------------------------------------------------------------------------------

                    Total Units

                    (cost $1,212,483)                                                               $     1,208,334

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (4.6%) (a) (cost $18,480,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     18,480,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with S.B.C. Warburg, Securities due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $18,493,141 for an effective

                    yield of 6.40%                                                                  $    18,480,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $371,055,979) (b)                                                         $   399,654,793

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                        Total             Aggregate                Expiration                  Unrealized

                        Value            Face Value                      Date                Depreciation

 ...................................................................................................................


S&P 500

Index (Long)         $667,500              $675,079                    Mar-01             $        (7,579)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Global Asset Allocation Fund



The fund's portfolio

December 31, 2000



COMMON STOCKS (56.9%) (a)

-------------------------------------------------------------------------------------------------------------------

Number of Shares                                                                                              Value

 ...................................................................................................................


Advertising and Marketing Services (0.3%)

 ...................................................................................................................

             48,919 Aegis Group PLC (United Kingdom)                                                $       100,824

 ...................................................................................................................

             33,984 Havas Advertising SA (France)                                                           491,220

 ...................................................................................................................

             12,300 L90, Inc. (NON)                                                                          53,044

 ...................................................................................................................

             10,300 Omnicom Group, Inc.                                                                     853,613

 ...................................................................................................................

              9,873 Publicis SA (France)                                                                    333,512

 ...................................................................................................................

             54,988 WPP Group PLC (United Kingdom)                                                          716,126

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,548,339

-------------------------------------------------------------------------------------------------------------------



Aerospace/Defense (0.4%)

 ...................................................................................................................

             30,700 Aeroflex, Inc. (NON)                                                                    885,023

 ...................................................................................................................

              6,400 Anaren Microwave, Inc. (NON)                                                            430,000

 ...................................................................................................................

             32,600 Bae Systems PLC (United Kingdom)                                                        185,989

 ...................................................................................................................

             16,100 Boeing Co.                                                                            1,062,600

 ...................................................................................................................

             10,200 Signal Technology Corp. (NON)                                                           102,000

 ...................................................................................................................

              7,600 Teledyne Technologies, Inc. (NON)                                                       179,550

 ...................................................................................................................

              7,895 United Technologies Corp.                                                               620,744

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,465,906

-------------------------------------------------------------------------------------------------------------------



Airlines (--%)

 ...................................................................................................................

              4,200 Southwest Airlines Co.                                                                  140,826

-------------------------------------------------------------------------------------------------------------------



Automotive (0.2%)

 ...................................................................................................................

             30,446 Bayerische Motoren Werke (BMW)

                    AG (Germany)                                                                            994,466

 ...................................................................................................................

              9,000 Honda Motor Co., Ltd. (Japan)                                                           335,874

 ...................................................................................................................

              5,700 IMPCO Technologies, Inc. (NON)                                                           68,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,398,740

-------------------------------------------------------------------------------------------------------------------



Banking (5.2%)

 ...................................................................................................................

             12,521 Banca Commerciale Italiana SpA (Italy)                                                   85,791

 ...................................................................................................................

            156,493 Banca Intesa SpA (Italy)                                                                752,048

 ...................................................................................................................

              7,339 Banco Popular Espanol SA (Spain)                                                        255,559

 ...................................................................................................................

             88,500 Bank of America Corp.                                                                 4,059,938

 ...................................................................................................................

             36,900 Bank of New York Co., Inc.                                                            2,036,419

 ...................................................................................................................

             18,430 Bank of Nova Scotia (Canada)                                                            530,254

 ...................................................................................................................

             74,655 Bank One Corp.                                                                        2,734,239

 ...................................................................................................................

              2,300 Barclays PLC (United Kingdom)                                                            71,174

 ...................................................................................................................

              7,987 Bayerische Hypo-und Vereinsbank

                    AG (Germany)                                                                            448,297

 ...................................................................................................................

            107,310 Charter One Financial, Inc.                                                           3,098,576

 ...................................................................................................................

             21,400 Chase Manhattan Corp. (NON)                                                             972,363

 ...................................................................................................................

             52,505 Comerica, Inc.                                                                        3,117,484

 ...................................................................................................................

              4,700 Danske Bank A/S (Denmark)                                                                84,563

 ...................................................................................................................

             30,001 DBS Group Holdings, Ltd. (Singapore)                                                    339,307

 ...................................................................................................................

             41,300 Fifth Third Bancorp                                                                   2,467,675

 ...................................................................................................................

             20,500 First Union Corp.                                                                       570,156

 ...................................................................................................................

            128,404 Firstar Corp.                                                                         2,985,393

 ...................................................................................................................

             78,054 FleetBoston Financial Corp.                                                           2,931,903

 ...................................................................................................................

              8,100 Northern Trust Corp.                                                                    660,656

 ...................................................................................................................

             22,000 Overseas-Chinese Banking Corp.

                    (Singapore)                                                                             163,762

 ...................................................................................................................

             21,005 Royal Bank of Scotland Group PLC

                    (United Kingdom)                                                                        496,289

 ...................................................................................................................

              5,100 State Street Corp.                                                                      633,471

 ...................................................................................................................

             23,059 Svenska Handelsbanken AB

                    Class A (Sweden)                                                                        394,892

 ...................................................................................................................

             16,100 Toronto-Dominion Bank (Canada)                                                          465,897

 ...................................................................................................................

            108,100 Washington Mutual, Inc.                                                               5,736,056

 ...................................................................................................................

             72,790 Wells Fargo Co.                                                                       4,053,493

 ...................................................................................................................

             46,200 Zions Bancorp                                                                         2,884,613

-------------------------------------------------------------------------------------------------------------------

                                                                                                         43,030,268

-------------------------------------------------------------------------------------------------------------------



Beverage (1.5%)

 ...................................................................................................................

             27,100 Anheuser-Busch Cos., Inc.                                                             1,233,050

 ...................................................................................................................

             69,500 Coca-Cola Co.                                                                         4,235,156

 ...................................................................................................................

             58,900 Coca-Cola Enterprises, Inc.                                                           1,119,100

 ...................................................................................................................

              8,200 Companhia de Bebidas das Americas

                    ADR (AmBev) (Brazil)                                                                    211,150

 ...................................................................................................................

              3,573 Diageo PLC (United Kingdom)                                                              40,022

 ...................................................................................................................

            113,950 PepsiCo, Inc.                                                                         5,647,647

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,486,125

-------------------------------------------------------------------------------------------------------------------



Biotechnology (0.6%)

 ...................................................................................................................

              6,700 Albany Molecular Research, Inc. (NON)                                                   412,888

 ...................................................................................................................

              5,400 Amgen, Inc. (NON)                                                                       345,263

 ...................................................................................................................

             15,538 Cephalon, Inc. (NON)                                                                    983,750

 ...................................................................................................................

              2,700 Charles River Laboratories

                    International, Inc. (NON)                                                                73,913

 ...................................................................................................................

              1,500 Genaissance Pharmaceuticals (NON)                                                        27,000

 ...................................................................................................................

             19,500 Genentech, Inc. (NON)                                                                 1,589,250

 ...................................................................................................................

              8,100 IDEXX Laboratories, Inc. (NON)                                                          178,200

 ...................................................................................................................

              4,300 ILEX Oncology, Inc. (NON)                                                               113,144

 ...................................................................................................................

             10,500 Neurocrine Biosciences, Inc. (NON)                                                      347,813

 ...................................................................................................................

             10,500 Regeneration Technologies, Inc. (NON)                                                   149,625

 ...................................................................................................................

             15,700 Serologicals Corp. (NON)                                                                236,481

 ...................................................................................................................

              4,900 Transkaryotic Therapies, Inc. (Malaysia) (NON)                                          178,544

 ...................................................................................................................

              2,500 Trimeris, Inc. (NON)                                                                    137,188

 ...................................................................................................................

             18,100 Xoma, Ltd. (NON)                                                                        176,475

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,949,534

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.7%)

 ...................................................................................................................

             10,300 Ackerly Group, Inc.                                                                      92,700

 ...................................................................................................................

             15,900 Citadel Communications Corp. (NON)                                                      190,800

 ...................................................................................................................

             26,400 Clear Channel Communications, Inc. (NON)                                              1,278,750

 ...................................................................................................................

             25,200 Echostar Communications Corp. Class A (NON)                                             573,300

 ...................................................................................................................

             18,400 Entravision Communications Corp. (NON)                                                  338,100

 ...................................................................................................................

                 17 Fuji Television Network, Inc. (Japan)                                                   118,546

 ...................................................................................................................

             24,600 General Motors Corp. Class H (NON)                                                      565,800

 ...................................................................................................................

              1,672 Granada Media PLC (United Kingdom) (NON)                                                 10,613

 ...................................................................................................................

              9,863 Granada Media PLC 144A

                    (United Kingdom) (NON)                                                                   62,604

 ...................................................................................................................

              5,858 Grupo Televisa SA GDR (Mexico) (NON)                                                    263,244

 ...................................................................................................................

             17,980 Mediaset SpA (Italy)                                                                    214,494

 ...................................................................................................................

             16,693 News Corp., Ltd. ADR (Australia)                                                        538,349

 ...................................................................................................................

                640 Nippon Television Network Corp. (Japan)                                                 216,978

 ...................................................................................................................

              5,900 Pegasus Communications Corp. (NON)                                                      151,925

 ...................................................................................................................

              5,191 ProSieben SAT.1 Media AG (Germany)                                                      153,477

 ...................................................................................................................

              7,700 Radio One, Inc. Class A (NON)                                                            82,294

 ...................................................................................................................

             15,300 Radio One, Inc. Class D (NON)                                                           168,300

 ...................................................................................................................

             14,800 Regent Communications, Inc. (NON)                                                        87,875

 ...................................................................................................................

              9,600 SAGA Communications, Inc. Class A (NON)                                                 142,800

 ...................................................................................................................

             10,338 Societe Television Francaise 1

                    (T.F. 1) (France)                                                                       557,937

 ...................................................................................................................

              1,700 Spanish Broadcasting System, Inc. (NON)                                                   7,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,816,536

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.3%)

 ...................................................................................................................

             30,200 Adelphia Communications Corp. Class A (NON)                                           1,559,075

 ...................................................................................................................

             76,192 AT&T Corp. - Liberty Media Group

                    Class A (NON)                                                                         1,033,354

 ...................................................................................................................

              6,500 ValueVision International, Inc. (NON)                                                    82,063

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,674,492

-------------------------------------------------------------------------------------------------------------------



Chemicals (0.8%)

 ...................................................................................................................

             23,357 Akzo-Nobel NV (Netherlands)                                                           1,253,989

 ...................................................................................................................

             27,100 Avery Dennison Corp.                                                                  1,487,113

 ...................................................................................................................

             49,858 BOC Group PLC                                                                           757,288

 ...................................................................................................................

             55,500 Dow Chemical Co.                                                                      2,032,688

 ...................................................................................................................

             28,673 du Pont (E.I.) de Nemours & Co., Ltd.                                                 1,385,264

 ...................................................................................................................

             14,000 Imperial Chemical Industries PLC

                    (United Kingdom)                                                                        115,418

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,031,760

-------------------------------------------------------------------------------------------------------------------



Combined Utilities (--%)

 ...................................................................................................................

             17,040 Korea Electric Power Corp. (Korea)                                                      318,404

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.5%)

 ...................................................................................................................

              2,500 Asatsu-DK, Inc. (Japan)                                                                  60,228

 ...................................................................................................................

             12,600 CoStar Group, Inc. (NON)                                                                297,675

 ...................................................................................................................

             12,400 Hall, Kinion & Associates, Inc. (NON)                                                   249,550

 ...................................................................................................................

              6,600 Macrovision Corp. (NON)                                                                 488,503

 ...................................................................................................................

              8,500 NCO Group, Inc. (NON)                                                                   258,188

 ...................................................................................................................

             28,400 Paychex, Inc.                                                                         1,380,950

 ...................................................................................................................

              6,100 ProBusiness Services, Inc. (NON)                                                        162,031

 ...................................................................................................................

              8,800 Professional Detailing, Inc. (NON)                                                      930,738

 ...................................................................................................................

              9,200 SkillSoft Corp. (NON)                                                                   172,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,000,363

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (2.0%)

 ...................................................................................................................

             16,954 Brocade Communications Systems (NON)                                                  1,556,589

 ...................................................................................................................

              5,300 Ceragon Networks, Ltd. (Israel) (NON)                                                    63,931

 ...................................................................................................................

            126,600 Cisco Systems, Inc. (NON)                                                             4,842,450

 ...................................................................................................................

             13,500 Comverse Technology, Inc. (NON)                                                       1,466,438

 ...................................................................................................................

             14,900 Corning, Inc.                                                                           786,906

 ...................................................................................................................

              6,200 Juniper Networks, Inc. (NON)                                                            781,588

 ...................................................................................................................

             34,100 MCK Communications, Inc. (NON)                                                          287,719

 ...................................................................................................................

             55,122 Nokia OYJ AB Class A (Finland)                                                        2,457,532

 ...................................................................................................................

             43,300 Nortel Networks Corp. (Canada)                                                        1,388,306

 ...................................................................................................................

             17,100 Nortel Networks Corp. (Canada)                                                          549,501

 ...................................................................................................................

              2,100 Powerwave Technologies, Inc. (NON)                                                      122,850

 ...................................................................................................................

              7,600 Proxim, Inc. (NON)                                                                      326,800

 ...................................................................................................................

             19,300 QUALCOMM, Inc. (NON)                                                                  1,586,219

 ...................................................................................................................

              3,200 SafeNet, Inc. (NON)                                                                     150,400

 ...................................................................................................................

              6,500 SeaChange Inernational, Inc. (NON)                                                      132,031

 ...................................................................................................................

              6,800 Tollgrade Communications, Inc. (NON)                                                    248,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,747,460

-------------------------------------------------------------------------------------------------------------------



Computers (2.0%)

 ...................................................................................................................

              6,500 Apropos Technology, Inc. (NON)                                                           46,313

 ...................................................................................................................

             91,700 Dell Computer Corp. (NON)                                                             1,599,019

 ...................................................................................................................

             57,700 EMC Corp. (NON)                                                                       3,837,050

 ...................................................................................................................

                900 Fujitsu, Ltd. (Japan)                                                                    13,277

 ...................................................................................................................

             29,300 Gateway, Inc. (NON)                                                                     527,107

 ...................................................................................................................

              5,600 I-Many, Inc. (NON)                                                                       69,650

 ...................................................................................................................

             34,000 IBM Corp.                                                                             2,890,000

 ...................................................................................................................

              5,800 Inrange Technologies Corp. (NON)                                                         98,238

 ...................................................................................................................

             19,500 Lantronix, Inc. (NON)                                                                   124,313

 ...................................................................................................................

             33,700 Lexmark International, Inc. (NON)                                                     1,493,331

 ...................................................................................................................

              5,400 Manhattan Associates, Inc. (NON)                                                        230,175

 ...................................................................................................................

              2,920 MapInfo Corp. (NON)                                                                     137,970

 ...................................................................................................................

             11,641 NEC Corp. (Japan)                                                                       213,138

 ...................................................................................................................

             16,300 Network Appliance, Inc. (NON)                                                         1,046,256

 ...................................................................................................................

            152,200 Parametric Technology Corp. (NON)                                                     2,045,188

 ...................................................................................................................

                600 Sharp Corp. (Japan)                                                                       7,243

 ...................................................................................................................

              4,700 Stratos Lightwave, Inc. (NON)                                                            80,194

 ...................................................................................................................

             43,500 Sun Microsystems, Inc. (NON)                                                          1,212,563

 ...................................................................................................................

             11,200 Universal Electronics, Inc. (NON)                                                       172,900

 ...................................................................................................................

             12,100 VeriSign, Inc. (NON)                                                                    897,669

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,741,594

-------------------------------------------------------------------------------------------------------------------



Conglomerates (3.7%)

 ...................................................................................................................

            307,600 General Electric Co.                                                                 14,745,575

 ...................................................................................................................

             16,860 Honeywell International, Inc.                                                           797,689

 ...................................................................................................................

             77,428 Investor AB (Sweden)                                                                  1,157,664

 ...................................................................................................................

             23,815 Smiths Industries PLC (United Kingdom)                                                  287,387

 ...................................................................................................................

             33,300 Sumitomo Corp. (Japan)                                                                  239,795

 ...................................................................................................................

            229,911 Tyco International, Ltd.                                                             12,760,061

 ...................................................................................................................

             17,973 Vivendi Universal SA ADR (France)                                                     1,173,849

-------------------------------------------------------------------------------------------------------------------

                                                                                                         31,162,020

-------------------------------------------------------------------------------------------------------------------



Construction (0.2%)

 ...................................................................................................................

             44,235 CRH PLC (Ireland)                                                                       822,906

 ...................................................................................................................

              7,542 Lafarge SA (France)                                                                     632,148

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,455,054

-------------------------------------------------------------------------------------------------------------------



Consumer Cyclicals (0.1%)

 ...................................................................................................................

              7,900 Sony Corp. (Japan)                                                                      546,737

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.4%)

 ...................................................................................................................

              1,000 Acom Co., Ltd. (Japan)                                                                   73,850

 ...................................................................................................................

              1,200 Aiful Corp. (Japan)                                                                      98,081

 ...................................................................................................................

             15,200 Capital One Financial Corp.                                                           1,000,350

 ...................................................................................................................

             47,900 MBNA Corp.                                                                            1,769,306

 ...................................................................................................................

                400 Takefuji, Corp. (Japan)                                                                  25,230

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,966,817

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.5%)

 ...................................................................................................................

             30,800 Avon Products, Inc.                                                                   1,474,550

 ...................................................................................................................

             23,200 Estee Lauder Cos. Class A                                                             1,016,450

 ...................................................................................................................

             15,300 Kimberly-Clark Corp.                                                                  1,081,557

 ...................................................................................................................

             23,000 Shiseido Co., Ltd. (Japan)                                                              256,899

 ...................................................................................................................

             21,000 Yankee Candle Co., Inc. (The) (NON)                                                     232,313

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,061,769

-------------------------------------------------------------------------------------------------------------------



Consumer Services (0.1%)

 ...................................................................................................................

              9,200 Deutsche Post AG (Germany) (NON)                                                        197,831

 ...................................................................................................................

              5,000 Deutsche Post AG 144A (Germany) (NON)                                                   107,517

 ...................................................................................................................

              7,300 Hotel Reservations Network, Inc.

                    Class A (NON)                                                                           207,138

 ...................................................................................................................

             10,800 Multex.com, Inc. (NON)                                                                  143,100

-------------------------------------------------------------------------------------------------------------------

                                                                                                            655,586

-------------------------------------------------------------------------------------------------------------------



Distribution (0.2%)

 ...................................................................................................................

             66,200 SYSCO Corp.                                                                           1,986,000

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (1.9%)

 ...................................................................................................................

             42,000 CiNergy Corp.                                                                         1,475,250

 ...................................................................................................................

             67,500 CMS Energy Corp.                                                                      2,138,906

 ...................................................................................................................

             67,600 Entergy Corp.                                                                         2,860,325

 ...................................................................................................................

             36,500 FirstEnergy Corp.                                                                     1,152,031

 ...................................................................................................................

              4,800 FPL Group, Inc.                                                                         344,400

 ...................................................................................................................

             77,000 Hong Kong Electric Holdings, Ltd.

                    (Hong Kong)                                                                             284,330

 ...................................................................................................................

             26,630 Iberdrola SA (Spain)                                                                    333,682

 ...................................................................................................................

             42,900 NiSource, Inc.                                                                        1,319,175

 ...................................................................................................................

             33,500 Progress Energy, Inc.                                                                 1,647,781

 ...................................................................................................................

             49,200 Reliant Energy, Inc.                                                                  2,130,975

 ...................................................................................................................

             89,426 Scottish Power PLC (United Kingdom)                                                     706,520

 ...................................................................................................................

             31,020 TXU Corp.                                                                             1,374,574

-------------------------------------------------------------------------------------------------------------------

                                                                                                         15,767,949

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (0.4%)

 ...................................................................................................................

              7,550 Avocent Corp. (NON)                                                                     203,850

 ...................................................................................................................

             29,291 Chubb PLC (United Kingdom) (NON)                                                         69,119

 ...................................................................................................................

             31,410 Emerson Electric Co.                                                                  2,475,501

 ...................................................................................................................

             80,843 Invensys PLC (United Kingdom)                                                           188,957

 ...................................................................................................................

             29,291 Kidde PLC (United Kingdom) (NON)                                                         31,497

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,968,924

-------------------------------------------------------------------------------------------------------------------



Electronics (1.2%)

 ...................................................................................................................

             19,500 Act Manufacturing, Inc. (NON)                                                           307,125

 ...................................................................................................................

              7,200 Alpha Industries, Inc. (NON)                                                            266,400

 ...................................................................................................................

              5,100 American Superconductor Corp. (NON)                                                     145,669

 ...................................................................................................................

             18,553 ARM Holdings PLC (United Kingdom) (NON)                                                 140,207

 ...................................................................................................................

             11,200 Aware, Inc. (NON)                                                                       198,800

 ...................................................................................................................

              5,200 Benchmark Electronics, Inc. (NON)                                                       117,325

 ...................................................................................................................

              6,000 Centillium Communications, Inc. (NON)                                                   133,500

 ...................................................................................................................

              6,000 Chartered Semiconductor

                    Manufacturing (Singapore) (NON)                                                          16,411

 ...................................................................................................................

              7,900 DDi Corp. (NON)                                                                         215,275

 ...................................................................................................................

             18,800 Exar Corp. (NON)                                                                        582,506

 ...................................................................................................................

             14,700 Galileo Technology, Ltd. (Israel) (NON)                                                 198,450

 ...................................................................................................................

             15,400 Intel Corp.                                                                             462,963

 ...................................................................................................................

              2,600 Keithley Instruments, Inc.                                                              111,963

 ...................................................................................................................

              7,600 Kent Electronics Corp. (NON)                                                            125,400

 ...................................................................................................................

             37,200 Linear Technology Corp.                                                               1,720,500

 ...................................................................................................................

             17,300 Manufacturers' Services, Ltd. (NON)                                                     114,613

 ...................................................................................................................

              4,100 Micrel, Inc. (NON)                                                                      138,119

 ...................................................................................................................

             28,670 Motorola, Inc.                                                                          580,568

 ...................................................................................................................

              1,300 Murata Manufacturing Co., Ltd. (Japan)                                                  152,606

 ...................................................................................................................

              3,200 Oak Technology, Inc. (NON)                                                               27,800

 ...................................................................................................................

             12,400 Pemstar, Inc. (NON)                                                                     109,275

 ...................................................................................................................

             10,900 PMC - Sierra, Inc. (NON)                                                                857,013

 ...................................................................................................................

              5,441 Samsung Electronics Co. (Korea)                                                         680,664

 ...................................................................................................................

              7,200 Silicon Laboratories, Inc. (NON)                                                        103,500

 ...................................................................................................................

             17,800 Sipex Corp. (NON)                                                                       426,088

 ...................................................................................................................

              7,800 SMTC Corp. (Canada) (NON)                                                               106,275

 ...................................................................................................................

              6,500 Solectron Corp. (NON)                                                                   220,350

 ...................................................................................................................

                602 Swatch Group AG (The) (Switzerland)                                                     157,189

 ...................................................................................................................

                386 Swatch Group AG (The)

                    Class B (Switzerland)                                                                   482,500

 ...................................................................................................................

            118,480 Taiwan Semiconductor Manufacturing

                    Co. (Taiwan) (NON)                                                                      284,747

 ...................................................................................................................

             14,600 Trimble Navigation, Ltd. (NON)                                                          350,400

 ...................................................................................................................

             18,600 TTM Technologies, Inc. (NON)                                                            263,888

 ...................................................................................................................

              6,000 Venture Manufacturing, Ltd. (Singapore)                                                  40,162

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,838,251

-------------------------------------------------------------------------------------------------------------------



Energy (0.7%)

 ...................................................................................................................

             35,700 Baker Hughes, Inc.                                                                    1,483,781

 ...................................................................................................................

             13,200 R&B Falcon Corp. (NON)                                                                  302,775

 ...................................................................................................................

             16,568 Schlumberger, Ltd.                                                                    1,324,405

 ...................................................................................................................

             51,100 Transocean Sedco Forex, Inc.                                                          2,350,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,461,561

-------------------------------------------------------------------------------------------------------------------



Engineering & Construction (0.1%)

 ...................................................................................................................

              1,750 Bouygues SA (France)                                                                     79,253

 ...................................................................................................................

              5,550 Dycom Industries, Inc. (NON)                                                            199,453

 ...................................................................................................................

             11,000 Insituform Technologies, Inc. Class A (NON)                                             438,625

-------------------------------------------------------------------------------------------------------------------

                                                                                                            717,331

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.3%)

 ...................................................................................................................

             61,704 Viacom, Inc. Class B (NON)                                                            2,884,662

-------------------------------------------------------------------------------------------------------------------



Financial (2.7%)

 ...................................................................................................................

             66,100 American Express Co.                                                                  3,631,369

 ...................................................................................................................

            176,991 Citigroup, Inc.                                                                       9,037,603

 ...................................................................................................................

              1,460 Dexia (Belgium)                                                                         265,164

 ...................................................................................................................

             91,000 Fannie Mae                                                                            7,894,250

 ...................................................................................................................

              9,881 Fortis (Belgium)                                                                        320,891

 ...................................................................................................................

             18,476 Fortis NV (Netherlands)                                                                 600,018

 ...................................................................................................................

                153 Julius Baer Holding, Ltd. AG

                    Class B (Switzerland)                                                                   837,722

 ...................................................................................................................

             53,250 Keppel Capial Holdings, Ltd. (Singapore)                                                 70,365

-------------------------------------------------------------------------------------------------------------------

                                                                                                         22,657,382

-------------------------------------------------------------------------------------------------------------------



Food (0.8%)

 ...................................................................................................................

                974 Aurora Foods, Inc. (NON)                                                                  2,374

 ...................................................................................................................

              3,417 Groupe Danone (France)                                                                  515,076

 ...................................................................................................................

                702 Nestle SA (Switzerland)                                                               1,638,000

 ...................................................................................................................

             39,795 Quaker Oats Co. (The)                                                                 3,875,038

 ...................................................................................................................

             18,700 Ralston-Ralston Purina Group                                                            488,538

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,519,026

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.9%)

 ...................................................................................................................

             12,000 Accredo Health, Inc. (NON)                                                              602,250

 ...................................................................................................................

             10,100 AmSurg Corp. Class A (NON)                                                              246,188

 ...................................................................................................................

             11,000 Baxter International, Inc.                                                              971,438

 ...................................................................................................................

              9,500 Cardinal Health, Inc.                                                                   946,438

 ...................................................................................................................

             35,500 CIGNA Corp.                                                                           4,696,650

 ...................................................................................................................

             10,800 Eclipsys Corp. (NON)                                                                    264,600

 ...................................................................................................................

             13,500 Hooper Holmes, Inc.                                                                     149,310

 ...................................................................................................................

              3,900 Invitrogen Corp. (NON)                                                                  336,863

 ...................................................................................................................

              7,900 LifePoint Hospitals, Inc. (NON)                                                         395,988

 ...................................................................................................................

             15,200 Mckesson HBOC, Inc.                                                                     545,528

 ...................................................................................................................

             13,200 On Assignment, Inc. (NON)                                                               376,200

 ...................................................................................................................

             12,300 Pediatrix Medical Group, Inc. (NON)                                                     295,969

 ...................................................................................................................

             10,800 Pharmaceutical Product

                    Development, Inc. (NON)                                                                 536,625

 ...................................................................................................................

             22,600 Province Healthcare Co. (NON)                                                           889,875

 ...................................................................................................................

             19,200 RehabCare Group, Inc. (NON)                                                             986,400

 ...................................................................................................................

             25,792 Sun Life Financial Services of

                    Canada, Inc. (Canada)                                                                   687,100

 ...................................................................................................................

              7,400 Sunrise Assited Living, Inc. (NON)                                                      185,000

 ...................................................................................................................

              5,000 Triad Hospitals, Inc. (NON)                                                             162,813

 ...................................................................................................................

             44,602 UnitedHealth Group, Inc.                                                              2,737,448

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,012,683

-------------------------------------------------------------------------------------------------------------------



Insurance (2.1%)

 ...................................................................................................................

              7,400 Ace, Ltd.                                                                               314,038

 ...................................................................................................................

              9,453 Aegon NV (Netherlands)                                                                  390,926

 ...................................................................................................................

              2,325 Allianz AG (Germany)                                                                    874,426

 ...................................................................................................................

             23,050 American General Corp.                                                                1,878,575

 ...................................................................................................................

             73,777 American International Group, Inc.                                                    7,271,646

 ...................................................................................................................

              2,900 AMP, Ltd. (Australia)                                                                    32,569

 ...................................................................................................................

              2,271 Axa SA (France)                                                                         328,260

 ...................................................................................................................

             37,232 Internationale Nederlanden Groep

                    (ING) (Netherlands)                                                                   2,973,202

 ...................................................................................................................

             12,605 Jefferson-Pilot Corp.                                                                   942,224

 ...................................................................................................................

              2,665 Muenchener Rueckversicherungs-

                    Gesellschaft AG (Germany)                                                               950,520

 ...................................................................................................................

                200 Muenchener Rueckversicherungs-

                    Gesellschaft AG 144A (Germany)                                                           71,334

 ...................................................................................................................

                216 Swiss Reinsurance Co. (Switzerland)                                                     518,000

 ...................................................................................................................

              1,665 Zurich Financial Services AG (Switzerland)                                            1,004,139

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,549,859

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (1.2%)

 ...................................................................................................................

             10,500 Goldman Sachs Group, Inc. (The)                                                       1,122,844

 ...................................................................................................................

             51,690 Merrill Lynch & Co., Inc.                                                             3,524,612

 ...................................................................................................................

             23,900 Morgan Stanley, Dean Witter & Co.                                                     1,894,075

 ...................................................................................................................

            164,000 Nikko Securities Co., Ltd. (Japan)                                                    1,271,485

 ...................................................................................................................

             69,150 Schwab (Charles) Corp.                                                                1,962,131

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,775,147

-------------------------------------------------------------------------------------------------------------------



Machinery (0.1%)

 ...................................................................................................................

             12,400 Caterpillar, Inc.                                                                       586,675

 ...................................................................................................................

             17,382 Sandvik AB (Sweden)                                                                     418,399

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,005,074

-------------------------------------------------------------------------------------------------------------------



Manufacturing (--%)

 ...................................................................................................................

              6,900 CoorsTek, Inc. (NON)                                                                    216,488

 ...................................................................................................................

             11,400 GSI Lumonics, Inc. (Canada) (NON)                                                        91,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                            307,688

-------------------------------------------------------------------------------------------------------------------



Media (0.4%)

 ...................................................................................................................

             73,503 Carlton Communications PLC

                    (United Kingdom)                                                                        670,736

 ...................................................................................................................

             17,265 EMI Group PLC (United Kingdom)                                                          141,819

 ...................................................................................................................

              6,600 Time Warner, Inc.                                                                       344,784

 ...................................................................................................................

             68,300 Walt Disney Co. (The)                                                                 1,976,431

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,133,770

-------------------------------------------------------------------------------------------------------------------



Medical Technology (1.0%)

 ...................................................................................................................

             24,100 Allergan, Inc.                                                                        2,333,181

 ...................................................................................................................

             18,700 Applera Corp.-Applied

                    Biosystems Group                                                                      1,758,969

 ...................................................................................................................

             14,500 ArthroCare Corp. (NON)                                                                  282,750

 ...................................................................................................................

              9,800 Biosite Diagnostics, Inc. (NON)                                                         396,288

 ...................................................................................................................

              8,100 Cyberonics, Inc. (NON)                                                                  188,325

 ...................................................................................................................

              2,400 Igen, Inc. (NON)                                                                         29,550

 ...................................................................................................................

              1,700 Medtronic, Inc.                                                                         102,638

 ...................................................................................................................

              4,600 Molecular Devices Corp. (NON)                                                           314,813

 ...................................................................................................................

              8,200 ResMed, Inc. (NON)                                                                      326,975

 ...................................................................................................................

              4,600 Respironics, Inc. (NON)                                                                 131,100

 ...................................................................................................................

             10,200 Smith & Nephew PLC (United Kingdom)                                                      47,224

 ...................................................................................................................

             34,300 St. Jude Medical, Inc. (NON)                                                          2,107,306

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,019,119

-------------------------------------------------------------------------------------------------------------------



Metals (0.1%)

 ...................................................................................................................

             14,860 Alcoa, Inc.                                                                             497,810

 ...................................................................................................................

                280 Pohang Iron & Steel Company, Ltd. (Korea)                                                17,214

 ...................................................................................................................

              9,448 Pohang Iron & Steel Company, Ltd.

                    ADR (Korea)                                                                             147,035

 ...................................................................................................................

              3,900 Rio Tinto, Ltd. (Australia)                                                              63,762

 ...................................................................................................................

             12,809 Rio Tinto PLC (United Kingdom)                                                          225,354

-------------------------------------------------------------------------------------------------------------------

                                                                                                            951,175

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (1.1%)

 ...................................................................................................................

             53,385 El Paso Energy Corp.                                                                  3,823,701

 ...................................................................................................................

             52,200 Enron Corp.                                                                           4,339,125

 ...................................................................................................................

             83,000 Hong Kong and China Gas Co., Ltd.

                    (Hong Kong)                                                                             121,849

 ...................................................................................................................

             25,385 Williams Cos., Inc.                                                                   1,013,813

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,298,488

-------------------------------------------------------------------------------------------------------------------



Office Equipment & Supplies (--%)

 ...................................................................................................................

              3,700 Scansource, Inc. (NON)                                                                  144,300

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (4.0%)

 ...................................................................................................................

             15,800 Anadarko Petroleum Corp.                                                              1,123,064

 ...................................................................................................................

             23,800 Apache Corp.                                                                          1,667,488

 ...................................................................................................................

            163,530 BP Amoco PLC (United Kingdom)                                                         1,318,853

 ...................................................................................................................

             31,700 BP Amoco PLC ADR (United Kingdom)                                                     1,517,638

 ...................................................................................................................

             48,940 Conoco, Inc.                                                                          1,400,908

 ...................................................................................................................

             61,600 Conoco, Inc. Class B                                                                  1,782,550

 ...................................................................................................................

            275,667 Ente Nazionale Idrocarburi (ENI)

                    SpA (Italy)                                                                           1,759,439

 ...................................................................................................................

            112,718 ExxonMobil Corp.                                                                      9,799,421

 ...................................................................................................................

             12,904 Petroleo Brasileiro ADR (Brazil) (NON)                                                  325,826

 ...................................................................................................................

             79,100 Royal Dutch Petroleum Co. PLC

                    ADR (Netherlands)                                                                     4,790,494

 ...................................................................................................................

            303,141 Shell Transportation & Trading PLC

                    (United Kingdom)                                                                      2,485,549

 ...................................................................................................................

             13,706 Suncor Energy, Inc. (Canada)                                                            349,610

 ...................................................................................................................

             42,400 Tosco Corp.                                                                           1,438,950

 ...................................................................................................................

             23,493 TotalFinaElf SA Class B (France)                                                      3,492,804

-------------------------------------------------------------------------------------------------------------------

                                                                                                         33,252,594

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.3%)

 ...................................................................................................................

             21,910 Boise Cascade Corp.                                                                     736,724

 ...................................................................................................................

             30,595 Smurfit-Stone Container Corp. (NON)                                                     457,013

 ...................................................................................................................

             35,449 Stora Enso OYJ (Finland)                                                                419,233

 ...................................................................................................................

             17,775 Weyerhaeuser Co.                                                                        902,081

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,515,051

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (6.0%)

 ...................................................................................................................

             94,975 American Home Products Corp.                                                          6,035,661

 ...................................................................................................................

              4,200 Angiotech Pharmaceuticals, Inc.

                    (Canada) (NON)                                                                          193,200

 ...................................................................................................................

             31,262 AstraZeneca Group PLC

                    (United Kingdom)                                                                      1,575,781

 ...................................................................................................................

             24,615 Aventis SA (France)                                                                   2,160,190

 ...................................................................................................................

             72,590 Bristol-Myers Squibb Co.                                                              5,367,123

 ...................................................................................................................

              4,900 Cima Labs, Inc. (NON)                                                                   318,806

 ...................................................................................................................

             12,000 Discovery Partners International, Inc. (NON)                                            145,500

 ...................................................................................................................

             14,000 Eisai Co., Ltd. (Japan)                                                                 490,583

 ...................................................................................................................

             11,682 Elan Corp. PLC ADR (Ireland) (NON)                                                      567,973

 ...................................................................................................................

              6,700 Fujisawa Pharmaceutical Co. (Japan)                                                     221,866

 ...................................................................................................................

             26,700 GlaxoSmithKline PLC (United Kingdom) (NON)                                              753,652

 ...................................................................................................................

             77,000 Johnson & Johnson                                                                     8,089,813

 ...................................................................................................................

              4,600 K-V Pharamceuticals Co. Class A (NON)                                                   115,000

 ...................................................................................................................

             18,000 Lilly (Eli) & Co.                                                                     1,675,125

 ...................................................................................................................

              3,100 Medicines Co. (NON)                                                                      63,550

 ...................................................................................................................

              4,100 Medicis Pharmaceutical Corp. Class A (NON)                                              242,413

 ...................................................................................................................

             76,300 Merck & Co., Inc.                                                                     7,143,588

 ...................................................................................................................

              6,500 Noven Pharmaceuticals, Inc. (NON)                                                       242,938

 ...................................................................................................................

             92,575 Pfizer, Inc.                                                                          4,258,450

 ...................................................................................................................

             55,000 Pharmacia Corp.                                                                       3,355,000

 ...................................................................................................................

             19,000 Priority Healthcare Corp. Class B (NON)                                                 775,438

 ...................................................................................................................

             13,900 Sankyo Co, Ltd. (Japan)                                                                 333,649

 ...................................................................................................................

             24,165 Sanofi-Synthelabo SA (France)                                                         1,610,370

 ...................................................................................................................

             42,600 Schering-Plough Corp.                                                                 2,417,550

 ...................................................................................................................

                997 Serono SA Class B (Switzerland)                                                         960,074

 ...................................................................................................................

             12,000 Shinogi & Co., Ltd. (Japan)                                                             244,941

 ...................................................................................................................

              7,000 Takeda Chemical Industries (Japan)                                                      414,542

-------------------------------------------------------------------------------------------------------------------

                                                                                                         49,772,776

-------------------------------------------------------------------------------------------------------------------



Photography/Imaging (--%)

 ...................................................................................................................

              6,700 T/R Systems, Inc. (NON)                                                                  42,713

-------------------------------------------------------------------------------------------------------------------



Publishing (0.4%)

 ...................................................................................................................

             13,366 EMAP PLC (United Kingdom)                                                               170,277

 ...................................................................................................................

              9,300 Information Holdings, Inc. (NON)                                                        217,969

 ...................................................................................................................

              3,000 Singapore Press Holdings, Ltd. (Singapore)                                               44,316

 ...................................................................................................................

             54,900 Tribune Co.                                                                           2,319,525

 ...................................................................................................................

             22,700 United Business Media PLC

                    (United Kingdom)                                                                        288,171

 ...................................................................................................................

             11,512 Wolters Kluwer NV (Netherlands)                                                         313,782

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,354,040

-------------------------------------------------------------------------------------------------------------------



Railroads (0.1%)

 ...................................................................................................................

             43,758 Burlington Northern Santa Fe Corp.                                                    1,238,898

-------------------------------------------------------------------------------------------------------------------



Real Estate (0.3%)

 ...................................................................................................................

             25,700 Boston Properties, Inc. (R)                                                           1,117,950

 ...................................................................................................................

             89,000 Cheung Kong Infrastructure Holdings

                    (Hong Kong)                                                                           1,138,261

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,256,211

-------------------------------------------------------------------------------------------------------------------



Regional Bells (1.2%)

 ...................................................................................................................

            155,100 SBC Communications, Inc.                                                              7,406,025

 ...................................................................................................................

             59,400 Verizon Communications                                                                2,977,425

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,383,450

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.4%)

 ...................................................................................................................

                130 AmeriKing, Inc. (NON)                                                                       130

 ...................................................................................................................

              6,000 California Pizza Kitchen, Inc. (NON)                                                    169,500

 ...................................................................................................................

              6,200 Cheesecake Factory (The) (NON)                                                          237,925

 ...................................................................................................................

            119,358 Granada Compass PLC (United Kingdom)                                                  1,298,633

 ...................................................................................................................

             47,700 McDonald's Corp.                                                                      1,621,800

 ...................................................................................................................

              3,500 P.F. Chang's China Bistro, Inc. (NON)                                                   110,031

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,438,019

-------------------------------------------------------------------------------------------------------------------



Retail (2.0%)

 ...................................................................................................................

              6,466 99 Cents Only Stores (NON)                                                              177,007

 ...................................................................................................................

              9,200 American Eagle Outfitters, Inc. (NON)                                                   388,700

 ...................................................................................................................

             11,312 Bulgari SpA (Italy)                                                                     139,089

 ...................................................................................................................

              9,900 Coach, Inc. (NON)                                                                       284,625

 ...................................................................................................................

             10,900 Cost Plus, Inc. (NON)                                                                   320,188

 ...................................................................................................................

             26,800 CVS Corp.                                                                             1,606,325

 ...................................................................................................................

             12,277 Factory 2-U Stores, Inc. (NON)                                                          406,676

 ...................................................................................................................

                800 Fast Retailing Co., Ltd. (Japan)                                                        156,846

 ...................................................................................................................

             34,100 Federated Department Stores, Inc. (NON)                                               1,193,500

 ...................................................................................................................

              7,471 Gucci Group NV (Netherlands)                                                            661,184

 ...................................................................................................................

              6,100 Kenneth Cole Productions, Inc. Class A (NON)                                            245,525

 ...................................................................................................................

             34,500 Lowe's Cos., Inc.                                                                     1,535,250

 ...................................................................................................................

              7,216 Metro AG (Germany)                                                                      331,874

 ...................................................................................................................

             26,900 RadioShack Corp.                                                                      1,151,656

 ...................................................................................................................

             32,100 Sears, Roebuck & Co.                                                                  1,115,475

 ...................................................................................................................

             87,400 Staples, Inc. (NON)                                                                   1,032,413

 ...................................................................................................................

            173,636 Tesco PLC (United Kingdom)                                                              707,310

 ...................................................................................................................

              5,900 Too, Inc. (NON)                                                                          73,750

 ...................................................................................................................

             10,200 Tweeter Home Entertainment

                    Group, Inc. (NON)                                                                       124,313

 ...................................................................................................................

             52,300 Wal-Mart Stores, Inc.                                                                 2,778,438

 ...................................................................................................................

             40,000 Walgreen Co.                                                                          1,672,500

 ...................................................................................................................

             10,300 Wet Seal, Inc. (NON)                                                                    211,794

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,314,438

-------------------------------------------------------------------------------------------------------------------



Schools (0.2%)

 ...................................................................................................................

             13,900 Career Education Corp. (NON)                                                            543,838

 ...................................................................................................................

              9,000 Docent, Inc. (NON)                                                                       78,750

 ...................................................................................................................

              7,400 Education Management Corp. (NON)                                                        264,550

 ...................................................................................................................

             12,400 Learning Tree International, Inc. (NON)                                                 613,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,500,938

-------------------------------------------------------------------------------------------------------------------



Semiconductor (0.1%)

 ...................................................................................................................

              3,900 Advanced Energy Industries, Inc. (NON)                                                   87,750

 ...................................................................................................................

              3,700 Credence Systems Corp. (NON)                                                             85,100

 ...................................................................................................................

              2,300 Helix Technology Corp.                                                                   54,445

 ...................................................................................................................

             22,600 LTX Corp. (NON)                                                                         292,741

 ...................................................................................................................

              8,000 Photon Dynamics, Inc. (NON)                                                             180,000

 ...................................................................................................................

              4,800 Rudolph Technologies, Inc. (NON)                                                        144,900

 ...................................................................................................................

              1,800 Veeco Instruments, Inc. (NON)                                                            72,225

-------------------------------------------------------------------------------------------------------------------

                                                                                                            917,161

-------------------------------------------------------------------------------------------------------------------



Shipping (0.1%)

 ...................................................................................................................

             11,100 EGL, Inc. (NON)                                                                         265,706

 ...................................................................................................................

              8,400 Expeditors International of

                    Washington, Inc.                                                                        450,975

 ...................................................................................................................

             12,300 Fritz Companies, Inc. (NON)                                                              74,569

-------------------------------------------------------------------------------------------------------------------

                                                                                                            791,250

-------------------------------------------------------------------------------------------------------------------



Software (2.4%)

 ...................................................................................................................

             16,500 Adobe Systems, Inc.                                                                     960,094

 ...................................................................................................................

             20,000 BEA Systems, Inc. (NON)                                                               1,346,250

 ...................................................................................................................

             87,000 BMC Software, Inc. (NON)                                                              1,218,000

 ...................................................................................................................

             12,000 Click Commerce, Inc. (NON)                                                              250,500

 ...................................................................................................................

             69,900 Computer Associates International, Inc.                                               1,363,050

 ...................................................................................................................

             12,600 Dendrite International, Inc. (NON)                                                      281,925

 ...................................................................................................................

             19,700 Electronic Arts, Inc. (NON)                                                             839,713

 ...................................................................................................................

             19,400 I2 Technologies, Inc. (NON)                                                           1,054,875

 ...................................................................................................................

                900 Informatica Corp. (NON)                                                                  35,606

 ...................................................................................................................

              8,800 Kronos, Inc. (NON)                                                                      272,250

 ...................................................................................................................

             11,700 Manugistics Group, Inc. (NON)                                                           666,900

 ...................................................................................................................

              7,500 Metasolv Software, Inc. (NON)                                                            68,438

 ...................................................................................................................

            126,000 Microsoft Corp. (NON)                                                                 5,465,250

 ...................................................................................................................

             55,797 Misys PLC (United Kingdom)                                                              549,997

 ...................................................................................................................

              3,800 Netegrity, Inc. (NON)                                                                   206,625

 ...................................................................................................................

             52,300 Oracle Corp. (NON)                                                                    1,519,969

 ...................................................................................................................

              3,442 SAP AG-Vorzugsaktie (Germany)                                                           487,184

 ...................................................................................................................

              2,441 SAP AG (Germany)                                                                        283,641

 ...................................................................................................................

             26,300 Siebel Systems, Inc. (NON)                                                            1,778,538

 ...................................................................................................................

              3,900 Support.com, Inc. (NON)                                                                  78,975

 ...................................................................................................................

             18,600 VERITAS Software Corp. (NON)                                                          1,627,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                         20,355,280

-------------------------------------------------------------------------------------------------------------------



Technology (0.1%)

 ...................................................................................................................

             16,454 Koninklijke (Royal) Philips

                    Electronics NV (Netherlands)                                                            602,614

 ...................................................................................................................

              5,600 LightPath Technologies, Inc. Class A (NON)                                               77,700

-------------------------------------------------------------------------------------------------------------------

                                                                                                            680,314

-------------------------------------------------------------------------------------------------------------------



Technology Services (0.8%)

 ...................................................................................................................

             29,700 America Online, Inc. (NON)                                                            1,033,560

 ...................................................................................................................

              9,300 Automatic Data Processing, Inc.                                                         588,806

 ...................................................................................................................

             16,400 Carreker Corp. (NON)                                                                    569,900

 ...................................................................................................................

             23,600 Convergys Corp. (NON)                                                                 1,069,375

 ...................................................................................................................

             58,300 Electronic Data Systems Corp.                                                         3,366,825

 ...................................................................................................................

             21,800 Management Network

                    Group, Inc. (The) (NON)                                                                 258,875

 ...................................................................................................................

              3,500 WatchGuard Technologies, Inc. (NON)                                                     110,688

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,998,029

-------------------------------------------------------------------------------------------------------------------



Telecommunications (1.8%)

 ...................................................................................................................

              8,200 Airgate PCS, Inc. (NON)                                                                 291,100

 ...................................................................................................................

             10,600 Alamosa PCS Holdings, Inc. (NON)                                                         84,800

 ...................................................................................................................

             34,490 ALLTEL Corp.                                                                          2,153,469

 ...................................................................................................................

             74,300 AT&T Wireless Group (NON)                                                             1,286,319

 ...................................................................................................................

             14,200 Boston Communications Group (NON)                                                       395,825

 ...................................................................................................................

             41,351 Cable & Wireless PLC (United Kingdom)                                                   557,672

 ...................................................................................................................

             63,500 China Telecom, Ltd. (Hong Kong) (NON)                                                   346,834

 ...................................................................................................................

              6,400 Choice One Communications, Inc. (NON)                                                    59,600

 ...................................................................................................................

              7,500 Focal Communications Corp. (NON)                                                         52,500

 ...................................................................................................................

              8,300 Lexent, Inc. (NON)                                                                      142,138

 ...................................................................................................................

                160 MGC Communications, Inc. (NON)                                                              820

 ...................................................................................................................

             29,000 Nextel Communications, Inc. Class A (NON)                                               717,750

 ...................................................................................................................

                208 Nippon Telegraph and Telephone

                    Corp. (Japan)                                                                         1,499,641

 ...................................................................................................................

                 29 NTT DoCoMo (Japan)                                                                      500,482

 ...................................................................................................................

              6,000 Peco II, Inc. (NON)                                                                     155,250

 ...................................................................................................................

             17,800 Price Communications Corp (NON)                                                         299,263

 ...................................................................................................................

             15,600 Qwest Communications

                    International, Inc. (NON)                                                               639,600

 ...................................................................................................................

              2,800 Rural Cellular Corp. Class A (NON)                                                       82,950

 ...................................................................................................................

             10,200 SBA Communications Corp. (NON)                                                          418,838

 ...................................................................................................................

             15,500 Somera Communications, Inc. (NON)                                                       134,656

 ...................................................................................................................

             56,525 Sprint Corp. (FON Group)                                                              1,148,164

 ...................................................................................................................

             44,400 Sprint Corp. (PCS Group) (NON)                                                          907,425

 ...................................................................................................................

              4,988 Telefonos de Mexico SA de CV Series L

                    ADR (Mexico)                                                                            225,084

 ...................................................................................................................

            774,029 Vodafone Group PLC (United Kingdom)                                                   2,838,010

-------------------------------------------------------------------------------------------------------------------

                                                                                                         14,938,190

-------------------------------------------------------------------------------------------------------------------



Telephone (0.2%)

 ...................................................................................................................

             16,092 BCE, Inc. (Canada)                                                                      465,662

 ...................................................................................................................

             16,182 BCE, Inc. (Canada)                                                                      466,654

 ...................................................................................................................

             10,671 Korea Telecom Corp. (Korea)                                                             330,801

 ...................................................................................................................

             29,517 Telefonica S.A. (Spain) (NON)                                                           487,602

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,750,719

-------------------------------------------------------------------------------------------------------------------



Tobacco (0.6%)

 ...................................................................................................................

                338 Compagnie Financiere Richemont AG

                    Class A (Switzerland)                                                                   904,463

 ...................................................................................................................

             84,400 Philip Morris Cos., Inc.                                                              3,713,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,618,063

-------------------------------------------------------------------------------------------------------------------



Toys (--%)

 ...................................................................................................................

              2,400 Nintendo Co., Ltd. (Japan)                                                              378,239

-------------------------------------------------------------------------------------------------------------------



Transportation (--%)

 ...................................................................................................................

             18,500 MTR Corp., Ltd. (Hong Kong) (NON)                                                        32,377

 ...................................................................................................................

              9,100 UTI Worldwide, Inc. (NON)                                                               183,138

-------------------------------------------------------------------------------------------------------------------

                                                                                                            215,515

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.2%)

 ...................................................................................................................

             10,500 Waste Connections, Inc. (NON)                                                           347,156

 ...................................................................................................................

             51,300 Waste Management, Inc.                                                                1,423,575

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,770,731

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $430,127,553)                                                             $   474,679,338

-------------------------------------------------------------------------------------------------------------------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

U.S. Government Agency Mortgage Obligations (8.0%)

 ...................................................................................................................

                    Federal Home Loan Mortgage Corp.

 ...................................................................................................................

   $        949,483 8 1/2s, July 1, 2028                                                            $       982,116

 ...................................................................................................................

             73,892 6s, May 1, 2029                                                                          71,583

 ...................................................................................................................

                    Federal National Mortgage Association

 ...................................................................................................................

          1,441,640 8s, TBA, January 15, 2029                                                             1,477,234

 ...................................................................................................................

          6,885,000 6 1/2s, TBA, January 1, 2030                                                          6,790,331

 ...................................................................................................................

                    Federal National Mortgage Association

                    Pass-Through Certificates

 ...................................................................................................................

          1,056,686 8s, with due dates from January 1, 2024

                    to December 1, 2028                                                                   1,085,324

 ...................................................................................................................

          5,088,731 7 1/2s, with due date June 1, 2030                                                    5,163,434

 ...................................................................................................................

         14,574,336 7 1/2s, with due dates from

                    February 1, 2015 to September 1, 2015                                                14,884,041

 ...................................................................................................................

            227,971 7 1/2s, with due date July 1, 2007                                                      232,656

 ...................................................................................................................

          6,633,310 7s, with due dates from February 1, 2015

                    to February 1, 2030                                                                   6,677,514

 ...................................................................................................................

          3,045,972 6 1/2s, with due dates from

                    November 1, 2028 to December 1, 2030                                                  3,004,206

 ...................................................................................................................

          3,384,597 6s, with due dates from May 15, 2008

                    to November 1, 2014                                                                   3,341,209

 ...................................................................................................................

                    Government National Mortgage

                    Association

 ...................................................................................................................

          2,449,000 8s, TBA, January 15, 2030                                                             2,542,356

 ...................................................................................................................

          5,105,000 7 1/2s, TBA, January 1, 2030                                                          5,192,755

 ...................................................................................................................

                    Government National Mortgage

                    Association Pass-Through Certificates

 ...................................................................................................................

             24,482 11s, with due date December 15, 2015                                                     27,228

 ...................................................................................................................

            589,447 10s, with due date March 1, 2029                                                        642,680

 ...................................................................................................................

            491,920 10s, with due date June 15, 2013                                                        527,171

 ...................................................................................................................

            424,477 9 1/2s, with due date

                    December 15,2017                                                                        448,617

 ...................................................................................................................

          2,386,706 9s, with due dates from July 15, 2025

                    to October 15, 2029                                                                   2,496,923

 ...................................................................................................................

          6,536,595 8s, with due dates from

                    September 15, 2020

                    to October 15, 2030                                                                   6,722,399

 ...................................................................................................................

          2,030,374 7 1/2s, with due dates from

                    January 15, 2023 to October 20, 2030                                                  2,070,622

 ...................................................................................................................

          1,700,576 7s, with due dates from

                    November 15, 2025 to

                    December 15, 2027                                                                     1,709,389

 ...................................................................................................................

            319,447 6 1/2s, with due dates from

                    December 15, 2027 to April 15, 2028                                                     315,886

-------------------------------------------------------------------------------------------------------------------

                                                                                                         66,405,674

-------------------------------------------------------------------------------------------------------------------



U.S. Treasury Obligations (4.0%)

 ...................................................................................................................

                    U.S. Treasury Bonds

 ...................................................................................................................

   $     18,175,000 6 1/4s, May 15, 2030 (SEG)                                                      $    20,276,394

 ...................................................................................................................

            255,000 6 1/8s, August 15, 2029                                                                 277,353

 ...................................................................................................................

                    U.S. Treasury Notes

 ...................................................................................................................

            700,000 5 7/8s, November 15, 2004                                                               718,263

 ...................................................................................................................

         11,455,000 5 3/4s, August 15, 2010                                                              12,004,496

-------------------------------------------------------------------------------------------------------------------

                                                                                                         33,276,506

-------------------------------------------------------------------------------------------------------------------

                    Total U.S. Government

                    and Agency Obligations

                    (cost $98,185,398)                                                              $    99,682,180

-------------------------------------------------------------------------------------------------------------------



CORPORATE BONDS AND NOTES (10.6%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (--%)

 ...................................................................................................................

   $         20,000 Adams Outdoor Advertising sr. notes

                    10 3/4s, 2006                                                                   $        20,300

 ...................................................................................................................

            110,000 AOA Holdings LLC sr. notes

                    10 3/8s, 2006                                                                           102,300

 ...................................................................................................................

            180,000 Lamar Media Corp. company guaranty

                    9 5/8s, 2006                                                                            185,400

 ...................................................................................................................

             10,000 Lamar Media Corp. company guaranty

                    8 5/8s, 2007                                                                             10,025

-------------------------------------------------------------------------------------------------------------------

                                                                                                            318,025

-------------------------------------------------------------------------------------------------------------------



Aerospace and Defense (0.5%)

 ...................................................................................................................

             50,000 Argo-Tech Corp. company guaranty

                    8 5/8s, 2007                                                                             39,500

 ...................................................................................................................

            150,000 Argo-Tech Corp. company guaranty

                    Ser. D, 8 5/8s, 2007                                                                    118,500

 ...................................................................................................................

            180,000 BE Aerospace, Inc. sr. sub. notes

                    9 1/2s, 2008                                                                            177,750

 ...................................................................................................................

             70,000 BE Aerospace, Inc. sr. sub. notes Ser. B,

                    8s, 2008                                                                                 64,925

 ...................................................................................................................

             70,000 Decrane Aircraft Holdings company

                    guaranty Ser. B, 12s, 2008                                                               63,700

 ...................................................................................................................

            120,000 L-3 Communications Corp. sr. sub.

                    notes Ser. B, 10 3/8s, 2007                                                             123,600

 ...................................................................................................................

             50,000 L-3 Communications Corp. sr. sub.

                    notes 8 1/2s, 2008                                                                       47,375

 ...................................................................................................................

             50,000 L-3 Communications Corp. company

                    guaranty Ser. B, 8s, 2008                                                                46,000

 ...................................................................................................................

            860,000 Lockheed Martin Corp. bonds

                    8 1/2s, 2029                                                                            973,288

 ...................................................................................................................

            810,000 Lockheed Martin Corp. company

                    guaranty 7 1/4s, 2006                                                                   836,187

 ...................................................................................................................

             90,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                              88,538

 ...................................................................................................................

          1,300,000 Raytheon Co. notes 6.45s, 2002                                                        1,299,181

 ...................................................................................................................

             10,000 Sequa Corp. med. term notes Ser. A,

                    10.15s, 2001                                                                             10,063

 ...................................................................................................................

            100,000 Sequa Corp. sr. notes 9s, 2009                                                           99,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,987,857

-------------------------------------------------------------------------------------------------------------------



Agriculture (--%)

 ...................................................................................................................

            335,457 Premium Standard Farms, Inc. sr. sec.

                    notes 11s, 2003 (PIK)                                                                   301,911

-------------------------------------------------------------------------------------------------------------------



Airlines (0.4%)

 ...................................................................................................................

            100,000 Airbus Industries 144A 12.266s, 2020                                                    107,672

 ...................................................................................................................

            170,000 Calair LLC 144A company guaranty

                    8 1/8s, 2008                                                                            159,800

 ...................................................................................................................

             30,000 Continental Airlines, Inc. notes 8s, 2005                                                28,182

 ...................................................................................................................

          1,605,932 Continental Airlines, Inc. pass-through

                    certificates Ser. 981C, 6.541s, 2009                                                  1,573,926

 ...................................................................................................................

             10,000 Northwest Airlines, Inc. company

                    guaranty 8.52s, 2004                                                                      9,893

 ...................................................................................................................

             50,000 Northwest Airlines, Inc. company

                    guaranty 7 7/8s, 2008                                                                    47,350

 ...................................................................................................................

             90,000 Northwest Airlines, Inc. company

                    guaranty 7 5/8s, 2005                                                                    86,799

 ...................................................................................................................

            910,000 United Air Lines Pass-through

                    certificates Ser. 00-2, 7.186s, 2011                                                    928,164

 ...................................................................................................................

             40,000 US Air, Inc. pass-through certificates

                    Ser. 93A3, 10 3/8s, 2013                                                                 35,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,977,186

-------------------------------------------------------------------------------------------------------------------



Automotive (0.4%)

 ...................................................................................................................

            160,000 Aftermarket Technology Corp. sr. sub.

                    notes 12s, 2004                                                                         152,000

 ...................................................................................................................

            380,000 Chrysler Corp. deb. Ser. B, 7.45s, 2097                                                 324,930

 ...................................................................................................................

             70,000 Collins & Aikman Products, Inc.

                    company guaranty 11 1/2s, 2006                                                           53,900

 ...................................................................................................................

            920,000 Delphi Automotive Systems Corp. notes

                    6 1/8s, 2004                                                                            888,840

 ...................................................................................................................

            150,000 Dura Operating Corp. company guaranty

                    Ser. B, 9s, 2009                                                                        124,500

 ...................................................................................................................

             90,000 Exide Corp. sr. notes 10s, 2005                                                          64,800

 ...................................................................................................................

            260,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                   39,000

 ...................................................................................................................

             75,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                   11,250

 ...................................................................................................................

            665,000 Ford Motor Co. bonds 6 5/8s, 2028                                                       560,728

 ...................................................................................................................

             70,000 Hayes Wheels International, Inc.

                    company guaranty 11s, 2006                                                               51,100

 ...................................................................................................................

            190,000 Hayes Wheels International, Inc.

                    company guaranty Ser. B, 9 1/8s, 2007                                                   125,400

 ...................................................................................................................

             20,000 Hayes Wheels International, Inc. 144A

                    sr. sub. notes 9 1/8s, 2007                                                              13,200

 ...................................................................................................................

             15,000 Lear Corp. sub. notes 9 1/2s, 2006                                                       13,831

 ...................................................................................................................

            170,000 Lear Corp. company guaranty 8.11s, 2009                                                 151,043

 ...................................................................................................................

             90,000 Lear Corp. company guaranty Ser. B,

                    7.96s, 2005                                                                              84,402

 ...................................................................................................................

            160,000 Oxford Automotive, Inc. company

                    guaranty Ser. D, 10 1/8s, 2007                                                          108,800

 ...................................................................................................................

             45,000 Safety Components International, Inc.

                    sr. sub. notes Ser. B, 10 1/8s, 2007

                    (acquired 7/21/97, cost $45,000)

                    (In default) (NON) (RES)                                                                 18,000

 ...................................................................................................................

            160,000 Talon Automotive Group sr. sub. notes

                    Ser. B, 9 5/8s, 2008                                                                     24,000

 ...................................................................................................................

            150,000 Transportation Manufacturing

                    Operations, Inc. company guaranty

                    11 1/4s, 2009                                                                            45,000

 ...................................................................................................................

            240,000 Visteon Corp. sr. notes 8 1/4s, 2010                                                    236,686

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,091,410

-------------------------------------------------------------------------------------------------------------------



Banking (1.2%)

 ...................................................................................................................

          1,220,000 Bank One Corp. sub notes 7 7/8s, 2010                                                 1,273,454

 ...................................................................................................................

             30,000 Bank United Corp. sub. notes 8 7/8s, 2007                                                30,589

 ...................................................................................................................

            825,000 BankAmerica Corp. sr. notes 5 7/8s, 2009                                                765,221

 ...................................................................................................................

          1,020,000 Capital One Bank sr. notes 6.58s, 2001                                                1,019,051

 ...................................................................................................................

            215,000 Chevy Chase Savings Bank, Inc. sub.

                    deb. 9 1/4s, 2005                                                                       203,175

 ...................................................................................................................

            455,000 Citigroup, Inc. sub. notes 7 1/4s, 2010                                                 470,602

 ...................................................................................................................

            515,000 Citigroup, Inc. deb. 6 5/8s, 2028                                                       470,731

 ...................................................................................................................

            110,000 Colonial Capital II 144A company

                    guaranty 8.92s, 2027                                                                    104,846

 ...................................................................................................................

            900,000 First Union Institute Capital I bonds

                    8.04s, 2026                                                                             773,136

 ...................................................................................................................

          2,010,000 Fleet National Bank sr. notes FRN

                    6.783s, 2002                                                                          2,003,387

 ...................................................................................................................

            160,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                  152,043

 ...................................................................................................................

          1,000,000 Merita Bank, Ltd. sub. notes 6 1/2s,

                    2006 (Finland)                                                                          989,620

 ...................................................................................................................

            705,000 Peoples Bank-Bridgeport sub. notes

                    7.2s, 2006                                                                              644,574

 ...................................................................................................................

             20,000 Peoples Heritage Capital Trust

                    company guaranty Ser. B, 9.06s, 2027                                                     20,291

 ...................................................................................................................

             70,000 Provident Capital Trust company

                    guaranty 8.6s, 2026                                                                      61,351

 ...................................................................................................................

             80,000 Riggs Capital Trust 144A bonds

                    8 5/8s, 2026                                                                             50,144

 ...................................................................................................................

            240,000 Sovereign Bancorp, Inc. sr. notes

                    10 1/2s, 2006                                                                           238,800

 ...................................................................................................................

            650,000 St. Paul Bancorp sr. notes 7 1/8s, 2004                                                 646,133

 ...................................................................................................................

            110,000 Superior Financial 144A sr. notes

                    8.65s, 2003                                                                             108,302

 ...................................................................................................................

              5,000 Webster Capital Trust I 144A bonds

                    9.36s, 2027                                                                               4,389

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,029,839

-------------------------------------------------------------------------------------------------------------------



Beverage (0.1%)

 ...................................................................................................................

            415,000 Anheuser-Busch Cos., Inc. deb. 7.55s, 2030                                              454,566

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.3%)

 ...................................................................................................................

            160,000 Acme Television 144A company guaranty

                    10 7/8s, 2004                                                                           138,400

 ...................................................................................................................

             20,000 Allbritton Communications Co. sr. sub.

                    notes Ser. B, 8 7/8s, 2008                                                               18,600

 ...................................................................................................................

             88,000 AMFM Operating, Inc. deb.

                    12 5/8s, 2006 (PIK)                                                                      96,030

 ...................................................................................................................

            220,000 Benedek Communications Corp. sr. disc.

                    notes stepped-coupon zero %

                    (13 1/4s, 5/15/01), 2006 (STP)                                                          158,400

 ...................................................................................................................

             50,000 Chancellor Media Corp. company

                    guaranty 8s, 2008                                                                        50,000

 ...................................................................................................................

             10,000 Citadel Broadcasting, Inc. sr. sub. notes

                    10 1/4s, 2007                                                                            10,100

 ...................................................................................................................

             50,000 Citadel Broadcasting, Inc. company

                    guaranty 9 1/4s, 2008                                                                    48,250

 ...................................................................................................................

            660,000 Echostar Broadband Corp. 144A

                    sr. notes 10 3/8s, 2007                                                                 650,100

 ...................................................................................................................

             70,000 Fox Family Worldwide, Inc. sr. disc. notes

                    stepped-coupon zero % (10 1/4s,

                    11/1/02), 2007 (STP)                                                                     56,350

 ...................................................................................................................

             80,000 Fox Family Worldwide, Inc. sr. notes

                    9 1/4s, 2007                                                                             80,800

 ...................................................................................................................

             60,000 Fox/Liberty Networks LLC sr. notes

                    8 7/8s, 2007                                                                             61,050

 ...................................................................................................................

            125,000 Golden Sky DBS, Inc. sr. disc. notes,

                    stepped-coupon Ser. B, zero %

                    (13 1/2s, 3/1/04), 2007 (STP)                                                            71,250

 ...................................................................................................................

            140,000 Golden Sky Systems company guaranty

                    Ser. B, 12 3/8s, 2006                                                                   138,600

 ...................................................................................................................

            225,000 Granite Broadcasting Corp. sr. sub. notes

                    9 3/8s, 2005                                                                            116,438

 ...................................................................................................................

            180,000 Lin Holdings Corp. sr. disc. notes

                    stepped-coupon zero % (10s, 3/1/03),

                    2008 (STP)                                                                              131,850

 ...................................................................................................................

             60,000 LIN Television Corp. company guaranty

                    8 3/8s, 2008                                                                             56,100

 ...................................................................................................................

             60,000 News America, Inc. sr. notes 6 5/8s, 2008                                                56,671

 ...................................................................................................................

             25,000 Paxson Communications Corp. 144A

                    sr. sub. notes 11 5/8s, 2002                                                             25,250

 ...................................................................................................................

             30,000 Pegasus Communications Corp. sr. notes

                    Ser. B, 9 3/4s, 2006                                                                     27,900

 ...................................................................................................................

             60,000 Radio One, Inc. 144A company guaranty

                    Ser. B, 12s, 2004                                                                        61,200

 ...................................................................................................................

             20,000 Sinclair Broadcast Group, Inc. 144A

                    company guaranty 9s, 2007                                                                18,400

 ...................................................................................................................

             60,000 Sinclair Broadcast Group, Inc. sr. sub. notes

                    8 3/4s, 2007                                                                             54,000

 ...................................................................................................................

             60,000 Spanish Broadcasting System, Inc. sr. sub

                    notes 9 5/8s, 2009                                                                       52,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,178,239

-------------------------------------------------------------------------------------------------------------------



Building Materials (0.1%)

 ...................................................................................................................

            250,000 American Standard, Inc. company

                    guaranty 7 1/8s, 2003                                                                   242,500

 ...................................................................................................................

             40,000 Atrium Companies, Inc. company

                    guaranty Ser. B, 10 1/2s, 2009                                                           32,000

 ...................................................................................................................

            200,000 Building Materials Corp. company

                    guaranty 8s, 2008                                                                        56,000

 ...................................................................................................................

            150,000 Dayton Superior Corp. company

                    guaranty 13s, 2009                                                                      141,000

 ...................................................................................................................

             70,000 NCI Building Systems, Inc. sr. sub. notes

                    Ser. B, 9 1/4s, 2009                                                                     65,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                            537,300

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.3%)

 ...................................................................................................................

             30,000 Adelphia Communications Corp. sr.

                    notes 10 7/8s, 2010                                                                      28,800

 ...................................................................................................................

            320,000 Adelphia Communications Corp. sr.

                    notes Ser. B, 9 7/8s, 2007                                                              296,000

 ...................................................................................................................

             20,000 Century Communications Corp. sr.

                    notes 8 7/8s, 2007                                                                       17,800

 ...................................................................................................................

            365,000 Charter Communications Holdings LLC

                    sr. notes 8 5/8s, 2009                                                                  328,500

 ...................................................................................................................

             40,000 Charter Communications Holdings

                    LLC/Charter Communications Holdings

                    Capital Corp. sr. notes 8 1/4s, 2007                                                     36,400

 ...................................................................................................................

            100,000 Comcast UK Cable, Ltd. deb.11.2s,

                    2007 (Bermuda)                                                                           86,000

 ...................................................................................................................

            300,000 CSC Holdings, Inc. sr. sub. deb.

                    9 7/8s, 2013                                                                            312,000

 ...................................................................................................................

            210,000 Insight Midwest LP/Insight Capital,

                    Inc. 144A sr. notes 10 1/2s, 2010                                                       216,300

 ...................................................................................................................

            160,000 Knology Holdings, Inc. sr. disc.

                    notes stepped-coupon zero %,

                    (11 7/8s, 10/15/02), 2007 (STP)                                                          31,200

 ...................................................................................................................

            320,000 NTL Communications Corp. 144A

                    sr. notes 11 7/8s, 2010                                                                 283,200

 ...................................................................................................................

            250,000 NTL Communications Corp. sr. notes

                    Ser. B, 11 1/2s, 2008                                                                   220,000

 ...................................................................................................................

             80,000 RCN Corp. sr. notes 10 1/8s, 2010                                                        42,400

 ...................................................................................................................

             20,000 Rogers Cablesystems, Ltd. notes 11s,

                    2015 (Canada)                                                                            22,050

 ...................................................................................................................

             40,000 Rogers Cablesystems, Ltd. deb. 10 1/8s,

                    2012 (Canada)                                                                            41,700

 ...................................................................................................................

             90,000 TeleWest Communications PLC sr.

                    discount notes stepped-coupon

                    zero % (11 3/8s, 2/1/05), 2010

                    (United Kingdom) (STP)                                                                   40,500

 ...................................................................................................................

            100,000 TeleWest Communications PLC deb. 11s,

                    2007 (United Kingdom)                                                                    88,500

 ...................................................................................................................

             10,000 TeleWest Communications PLC sr. notes

                    9 7/8s, 2010 (United Kingdom)                                                             8,500

 ...................................................................................................................

            170,000 TeleWest Communications PLC sr. disc.

                    notes stepped-coupon zero % (9 1/4s,

                    4/15/04), 2009 (United Kingdom) (STP)                                                    79,900

 ...................................................................................................................

            340,000 United Pan-Europe NV sr. disc. notes

                    stepped-coupon zero % (13 3/4s,

                    2/1/05), 2010 (Netherlands) (STP)                                                       103,700

 ...................................................................................................................

            300,000 United Pan-Europe NV sr. disc. notes,

                    Ser. B, stepped-coupon zero %

                    (12s, 8/1/04), 2009 (Netherlands) (STP)                                                  91,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,374,950

-------------------------------------------------------------------------------------------------------------------



Chemicals (0.3%)

 ...................................................................................................................

          1,500,000 du Pont (E.I.) de Nemours & Co., Ltd.

                    notes 6 7/8s, 2009                                                                    1,543,860

 ...................................................................................................................

             60,000 Geo Specialty Chemicals, Inc. sr. sub. notes

                    10 1/8s, 2008                                                                            50,400

 ...................................................................................................................

            110,000 Huntsman Corp. 144A sr. sub. notes

                    FRN 10.263s, 2007                                                                        66,000

 ...................................................................................................................

            220,000 Huntsman ICI Chemicals, Inc. company

                    guaranty 10 1/8s, 2009                                                                  211,200

 ...................................................................................................................

            135,000 ISP Holdings, Inc. sr. notes Ser. B,

                    9 3/4s, 2002                                                                            102,600

 ...................................................................................................................

            330,000 Lyondell Petrochemical Co. sr. sub.

                    notes 10 7/8s, 2009                                                                     311,025

 ...................................................................................................................

             30,000 Lyondell Petrochemical Co. sec. notes

                    Ser. B, 9 7/8s, 2007                                                                     29,100

 ...................................................................................................................

            100,000 PCI Chemicals & Pharmaceuticals

                    company guaranty 9 1/4s, 2007 (India)                                                    32,000

 ...................................................................................................................

             40,000 Pioneer Americas Acquisition 144A

                    sr. notes 9 1/4s, 2007                                                                    7,200

 ...................................................................................................................

             60,000 Polymer Group, Inc. company guaranty

                    Ser. B, 9s, 2007                                                                         39,600

 ...................................................................................................................

             60,000 Polymer Group, Inc. company guaranty

                    Ser. B, 8 3/4s, 2008                                                                     38,400

 ...................................................................................................................

             53,204 Polytama International notes 11 1/4s,

                    2007 (Indonesia)                                                                          4,256

 ...................................................................................................................

            145,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             101,500

 ...................................................................................................................

            110,000 Sterling Chemicals, Inc. company

                    guaranty Ser. B, 12 3/8s, 2006                                                          101,200

 ...................................................................................................................

            100,000 Sterling Chemicals Holdings sr. disc.

                    notes stepped-coupon zero % (13 1/2s,

                    8/15/01), 2008 (STP)                                                                     15,000

 ...................................................................................................................

             30,000 Texas Petrochemical Corp. sr. sub.

                    notes Ser. B, 11 1/8s, 2006                                                              22,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,675,841

-------------------------------------------------------------------------------------------------------------------



Coal (--%)

 ...................................................................................................................

            120,000 Lodestar Holdings, Inc. company

                    guaranty 11 1/2s, 2005 (In default) (NON)                                                 8,400

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (--%)

 ...................................................................................................................

            210,000 Coinmach Corp. sr. notes Ser. D,

                    11 3/4s, 2005                                                                           211,050

-------------------------------------------------------------------------------------------------------------------



Components (--%)

 ...................................................................................................................

             90,000 Seagate Technology International 144A

                    company guaranty 12 1/2s, 2007

                    (Cayman Islands)                                                                         83,700

-------------------------------------------------------------------------------------------------------------------



Computers (0.1%)

 ...................................................................................................................

            410,000 IBM Corp. deb. 6 1/2s, 2028                                                             373,600

-------------------------------------------------------------------------------------------------------------------



Conglomerates (0.2%)

 ...................................................................................................................

            650,000 Tyco International, Ltd. company

                    guaranty 6 3/8s, 2005                                                                   647,777

 ...................................................................................................................

            455,000 Tyco International, Ltd. company

                    guaranty 6 1/4s, 2003                                                                   448,553

 ...................................................................................................................

            635,000 Viacom, Inc. notes 8 3/8s, 2002                                                         649,376

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,745,706

-------------------------------------------------------------------------------------------------------------------



Construction (--%)

 ...................................................................................................................

            160,000 Morrison Knudsen Corp. 144A sr. notes

                    11s, 2010                                                                               119,200

-------------------------------------------------------------------------------------------------------------------



Consumer (0.1%)

 ...................................................................................................................

            120,000 Home Interiors & Gifts, Inc. company

                    guaranty 10 1/8s, 2008                                                                   45,000

 ...................................................................................................................

            200,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                               176,000

 ...................................................................................................................

            190,000 Samsonite Corp. sr. sub. notes

                    10 3/4s, 2008                                                                           127,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                            348,300

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.5%)

 ...................................................................................................................

             25,000 Aames Financial Corp. sr. notes

                    9 1/8s, 2003                                                                             13,000

 ...................................................................................................................

            900,000 Associates Corp. sr. notes 6 1/4s, 2008                                                 872,118

 ...................................................................................................................

            130,000 Conseco Finance Trust III, Inc. bonds

                    8.796s, 2027                                                                             48,750

 ...................................................................................................................

             10,000 Contifinancial Corp. sr. notes 8 3/8s,

                    2003 (acquired 4/14/99, cost $7,613)

                    (In default) (NON) (RES)                                                                  1,450

 ...................................................................................................................

             40,000 Contifinancial Corp. sr. notes 8 1/8s,

                    2008 (acquired 3/30/99, cost $28,725)

                    (In default) (NON) (RES)                                                                  5,800

 ...................................................................................................................

            210,000 Contifinancial Corp. sr. notes 7 1/2s,

                    2002 (acquired various dates from 3/12/99

                    to 3/31/99, cost $128,150) (In default) (NON) (RES)                                      30,450

 ...................................................................................................................

            131,000 Delta Financial Corp. sr. notes

                    9 1/2s, 2004                                                                             58,950

 ...................................................................................................................

          1,735,000 Ford Motor Credit Corp. sr. notes

                    5.8s, 2009                                                                            1,563,304

 ...................................................................................................................

          1,055,000 Household Finance Corp. notes 8s, 2005                                                1,106,326

 ...................................................................................................................

             71,000 Nationwide Credit, Inc. sr. notes

                    Ser. A, 10 1/4s, 2008                                                                    19,170

 ...................................................................................................................

            100,000 Outsourcing Solutions, Inc. sr. sub. notes

                    Ser. B, 11s, 2006                                                                        80,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,799,318

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.2%)

 ...................................................................................................................

            190,000 Albecca, Inc. company guaranty

                    10 3/4s, 2008                                                                           168,150

 ...................................................................................................................

             30,000 French Fragrances, Inc. sr. notes

                    Ser. B, 10 3/8s, 2007                                                                    27,300

 ...................................................................................................................

             30,000 French Fragrances, Inc. company

                    guaranty Ser. D, 10 3/8s, 2007                                                           27,750

 ...................................................................................................................

            200,000 NBTY, Inc. 144A sr. sub. notes

                    8 5/8s, 2007                                                                            166,000

 ...................................................................................................................

             60,000 Playtex Products, Inc. sr. sub. notes

                    9s, 2003                                                                                 57,300

 ...................................................................................................................

             10,000 Playtex Products, Inc. 144A company

                    guaranty Ser. B, 8 7/8s, 2004                                                             9,600

 ...................................................................................................................

          1,240,000 Procter & Gamble Co. unsub. 6 7/8s, 2009                                              1,298,689

 ...................................................................................................................

             30,000 Revlon Consumer Products sr. notes

                    9s, 2006                                                                                 21,450

 ...................................................................................................................

            230,000 Sealy Mattress Co. company guaranty

                    stepped-coupon Ser. B, zero %

                    (10 7/8s, 12/15/02), 2007 (STP)                                                         172,788

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,949,027

-------------------------------------------------------------------------------------------------------------------



Consumer Staples (--%)

 ...................................................................................................................

             60,000 Scotts Co 144A sr. sub. notes 8 5/8s, 2009                                               57,150

-------------------------------------------------------------------------------------------------------------------



Containers (0.1%)

 ...................................................................................................................

            210,000 AEP Industries, Inc. sr. sub. notes

                    9 7/8s, 2007                                                                            176,400

 ...................................................................................................................

            170,000 Ball Corp. company guaranty 8 1/4s, 2008                                                163,625

 ...................................................................................................................

              5,000 Consumers International sr. notes

                    10 1/4s, 2005 (Canada)                                                                      500

 ...................................................................................................................

             70,000 Huntsman Packaging Corp. company

                    guaranty 13s, 2010                                                                       40,600

 ...................................................................................................................

            350,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               192,500

 ...................................................................................................................

             90,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                                76,500

 ...................................................................................................................

            250,000 Tekni-Plex, Inc. company guaranty

                    Ser. B, 12 3/4s, 2010                                                                   200,000

 ...................................................................................................................

             60,000 U.S. Can Corp. 144A sr. sub. notes

                    12 3/8s, 2010                                                                            59,025

-------------------------------------------------------------------------------------------------------------------

                                                                                                            909,150

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (0.6%)

 ...................................................................................................................

            715,000 Arizona Public Service Co. sr. notes

                    6 3/4s, 2006                                                                            710,996

 ...................................................................................................................

            100,000 Cleveland Electric Illuminating Co.

                    1st mtge. Ser. B, 9 1/2s, 2005                                                          102,036

 ...................................................................................................................

             40,000 CMS Energy Corp. sr. notes 7 1/2s, 2009                                                  36,484

 ...................................................................................................................

            200,000 CMS Energy Corp. sr. notes Ser. B,

                    6 3/4s, 2004                                                                            189,000

 ...................................................................................................................

            905,000 Dominion Resources, Inc. notes Ser. D,

                    7.4s, 2002                                                                              916,720

 ...................................................................................................................

            275,000 Jersey Central Power & Light Co.

                    1st mtge. med. term note 6.85s, 2006                                                    280,814

 ...................................................................................................................

              1,847 Luannan Energy Co. sec. notes 12 1/4s,

                    2002 (Cayman Islands)(FWC/WIS)                                                              924

 ...................................................................................................................

             22,628 Northeast Utilities System notes Ser. A,

                    8.58s, 2006                                                                              22,916

 ...................................................................................................................

             93,333 Northeast Utilities System notes Ser. B,

                    8.38s, 2005                                                                              94,121

 ...................................................................................................................

            620,156 NRG Northeast Generating LLC company

                    guaranty Ser. A-1, 8.065s, 2004                                                         623,995

 ...................................................................................................................

          1,220,000 PP&L Capital Funding, Inc. company

                    guaranty 7 3/4s, 2002                                                                 1,228,633

 ...................................................................................................................

          1,060,000 TXU Corp. 5.94s, 2001                                                                 1,053,046

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,259,685

-------------------------------------------------------------------------------------------------------------------



Electronics (0.2%)

 ...................................................................................................................

          1,800,000 Arrow Electronics, Inc. 144A FRN

                    7.803s, 2001                                                                          1,798,200

-------------------------------------------------------------------------------------------------------------------



Energy (0.1%)

 ...................................................................................................................

            150,000 Cliffs Drilling Co. company guaranty

                    Ser. D, 10 1/4s, 2003                                                                   151,500

 ...................................................................................................................

             60,000 Compagnie Generale de Geophysique SA

                    144A sr. notes 10 5/8s, 2007 (France)                                                    61,500

 ...................................................................................................................

             50,000 Grant Prideco, Inc. 144A sr. notes

                    9 5/8s, 2007                                                                             51,625

 ...................................................................................................................

            190,000 Parker Drilling Corp. company

                    guaranty Ser. D, 9 3/4s, 2006                                                           190,475

 ...................................................................................................................

            150,000 RBF Finance Co. company guaranty

                    11 3/8s, 2009                                                                           173,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                            628,350

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.1%)

 ...................................................................................................................

            120,000 AMC Entertainment, Inc. sr. sub. notes

                    9 1/2s, 2009                                                                             70,500

 ...................................................................................................................

            135,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s,

                    2008 (Mexico)                                                                            87,750

 ...................................................................................................................

            250,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              240,000

 ...................................................................................................................

              3,000 Premier Parks, Inc. sr. notes 9 1/4s, 2006                                                2,850

 ...................................................................................................................

             90,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s,

                    2005 (In default) (NON)                                                                   7,200

 ...................................................................................................................

            320,000 United Artists Theatre sr. sub. notes

                    9 3/4s, 2008 (acquired 10/20/98,

                    cost $26,850) (In default) (NON) (RES)                                                    6,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                            415,100

-------------------------------------------------------------------------------------------------------------------



Financial (0.6%)

 ...................................................................................................................

             15,000 Advanta Corp. notes Ser. C, 7.47s, 2001                                                  14,838

 ...................................................................................................................

            102,000 Advanta Corp. med. term notes Ser. B,

                    7s, 2001                                                                                 99,453

 ...................................................................................................................

            180,000 Advanta Corp. med-term notes Ser. D,

                    6.92s, 2002                                                                             167,533

 ...................................................................................................................

            705,000 American Express Co. notes 6 7/8s, 2005                                                 724,916

 ...................................................................................................................

             33,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A,

                    10s, 2004                                                                                19,470

 ...................................................................................................................

             80,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A,

                    9 7/8s, 2005                                                                             40,000

 ...................................................................................................................

          1,625,000 Fannie Mae notes 6s, 2008                                                             1,631,094

 ...................................................................................................................

            430,000 Heller Financial, Inc. notes 6s, 2004                                                   419,147

 ...................................................................................................................

             75,000 Imperial Credit Capital Trust I 144A

                    company guaranty 10 1/4s, 2002                                                           39,000

 ...................................................................................................................

            500,000 Money Store, Inc. notes 8.05s, 2002                                                     509,720

 ...................................................................................................................

          1,020,000 National Westminster Bank sub. notes

                    7 3/8s, 2009 (United Kingdom)                                                         1,053,813

 ...................................................................................................................

             15,000 Ocwen Capital Trust I company

                    guaranty 10 7/8s, 2027                                                                    9,000

 ...................................................................................................................

              5,000 Ocwen Federal Bank FSB sub. deb.

                    12s, 2005                                                                                 4,588

 ...................................................................................................................

             10,000 Ocwen Financial Corp. notes

                    11 7/8s, 2003                                                                             8,600

 ...................................................................................................................

             45,000 Resource America, Inc. 144A sr. notes

                    12s, 2004                                                                                41,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,782,572

-------------------------------------------------------------------------------------------------------------------



Food (--%)

 ...................................................................................................................

             45,000 Aurora Foods, Inc. sr. sub. notes

                    Ser. B, 9 7/8s, 2007                                                                     32,175

 ...................................................................................................................

             10,000 Aurora Foods, Inc. 144A ser. sub.

                    notes Ser. D, 9 7/8s, 2007                                                                7,150

 ...................................................................................................................

             90,000 Premier International Foods PLC sr.

                    notes 12s, 2009 (United Kingdom)                                                         73,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                            113,125

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (0.3%)

 ...................................................................................................................

             70,000 Anchor Gaming 144A sr. sub notes

                    9 7/8s, 2008                                                                             71,925

 ...................................................................................................................

             90,000 Autotote Corp. 144A company guaranty

                    12 1/2s, 2010                                                                            84,600

 ...................................................................................................................

            131,167 Fitzgeralds Gaming Corp. company

                    guaranty Ser. B, 12 1/4s, 2004 (acquired

                    12/19/97, cost $129,718) (In default) (NON) (RES)                                        78,700

 ...................................................................................................................

            150,000 Harrahs Operating Co., Inc. company

                    guaranty 7 7/8s, 2005                                                                   148,500

 ...................................................................................................................

            130,000 Hollywood Casino Corp. company

                    guaranty 11 1/4s, 2007                                                                  133,575

 ...................................................................................................................

            100,000 International Game Technology sr. notes

                    8 3/8s, 2009                                                                             99,000

 ...................................................................................................................

             10,000 Isle of Capri Black Hawk LLC 144A

                    1st mtge. Ser. B, 13s, 2004                                                              10,900

 ...................................................................................................................

            110,000 Isle of Capri Black Hawk LLC company

                    guaranty 8 3/4s, 2009                                                                    97,350

 ...................................................................................................................

            150,000 Mandalay Resort Group sr. sub. notes

                    Ser. B, 10 1/4s, 2007                                                                   148,125

 ...................................................................................................................

            130,000 MGM Grand, Inc. company guaranty

                    9 3/4s, 2007                                                                            136,500

 ...................................................................................................................

            130,000 Mohegan Tribal Gaming, Auth. sr. sub.

                    notes 8 3/4s, 2009                                                                      129,675

 ...................................................................................................................

             50,000 Mohegan Tribal Gaming, Auth. sr. notes

                    8 1/8s, 2006                                                                             49,500

 ...................................................................................................................

            150,000 Park Place Entertainment Corp. sr. sub.

                    notes 8 7/8s, 2008                                                                      151,500

 ...................................................................................................................

             30,000 Park Place Entertainment Corp. sr. sub.

                    notes 7 7/8s, 2005                                                                       29,550

 ...................................................................................................................

            480,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                      314,400

 ...................................................................................................................

             20,000 Trump Castle Funding, Inc. 144A sr. sub.

                    notes 11 3/4s, 2003                                                                      15,000

 ...................................................................................................................

            390,000 Trump Castle Funding, Inc. 144A sub.

                    notes 10 1/4s, 2003                                                                     394,875

 ...................................................................................................................

            110,000 Venetian Casino, Inc. company

                    guaranty 12 1/4s, 2004                                                                  110,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,204,225

-------------------------------------------------------------------------------------------------------------------



Health Care (0.2%)

 ...................................................................................................................

             50,000 Bio-Rad Labs Corp. sr. sub. notes

                    11 5/8s, 2007                                                                            51,500

 ...................................................................................................................

             65,000 Columbia/HCA Healthcare Corp. deb.

                    8.36s, 2024                                                                              60,775

 ...................................................................................................................

             50,000 Columbia/HCA Healthcare Corp. med

                    term notes 7.69s, 2025                                                                   44,188

 ...................................................................................................................

            130,000 Columbia/HCA Healthcare Corp. deb.

                    7.19s, 2015                                                                             115,050

 ...................................................................................................................

             40,000 Columbia/HCA Healthcare Corp. notes

                    7s, 2007                                                                                 38,200

 ...................................................................................................................

            160,000 Columbia/HCA Healthcare Corp.

                    med term notes 6.63s, 2045                                                              156,058

 ...................................................................................................................

            100,000 Conmed Corp. company guaranty

                    9s, 2008                                                                                 80,000

 ...................................................................................................................

             90,000 HCA - The Healthcare Co. notes

                    8 3/4s, 2010                                                                             94,725

 ...................................................................................................................

            100,000 Kinetic Concepts, Inc. company guaranty

                    Ser. B, 9 5/8s, 2007                                                                     82,000

 ...................................................................................................................

            160,000 Magellan Health sr. sub. notes 9s, 2008                                                 112,000

 ...................................................................................................................

             80,000 Mediq, Inc. deb. stepped-coupon

                    zero % (13s, 6/1/03), 2009 (acquired

                    5/26/98, cost $44,885) (STP) (RES)                                                            8

 ...................................................................................................................

            100,000 Mediq, Inc. company guaranty 11s,

                    2008 (acquired 5/22/98, cost $100,000)

                    (In default) (NON) (RES)                                                                  1,000

 ...................................................................................................................

             60,000 Paracelsus Healthcare sr. sub. notes

                    10s, 2006 (acquired 12/2/96, cost $53,550)

                    (In default) (NON) (RES)                                                                 23,775

 ...................................................................................................................

             60,000 Tenet Healthcare Corp. sr. notes Ser. B,

                    8 1/8s, 2008                                                                             60,450

 ...................................................................................................................

            110,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               111,375

 ...................................................................................................................

            210,000 Tenet Healthcare Corp. sr. notes Ser. B,

                    7 5/8s, 2008                                                                            206,325

 ...................................................................................................................

            160,000 Triad Hospitals Holdings company

                    guaranty Ser. B, 11s, 2009                                                              169,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,407,029

-------------------------------------------------------------------------------------------------------------------



Homebuilding (0.1%)

 ...................................................................................................................

            180,000 D.R. Horton, Inc. company guaranty

                    10s, 2006                                                                               180,000

 ...................................................................................................................

             30,000 Del Webb Corp. sr. sub. deb.

                    10 1/4s, 2010                                                                            26,700

 ...................................................................................................................

             40,000 Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                                35,200

 ...................................................................................................................

             50,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                42,750

 ...................................................................................................................

            110,000 K. Hovnanian Enterprises, Inc. 144A

                    company guaranty 10 1/2s, 2007                                                          101,200

 ...................................................................................................................

            100,000 Lennar Corp. company guaranty Ser. B,

                    9.95s, 2010                                                                             102,500

 ...................................................................................................................

             10,000 M.D.C. Holdings, Inc. sr. notes

                    8 3/8s, 2008                                                                              9,313

 ...................................................................................................................

            100,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                99,000

 ...................................................................................................................

            120,000 Standard Pacific Corp. sr. notes

                    9 1/2s, 2010                                                                            111,600

 ...................................................................................................................

             40,000 Toll Corp. company guaranty 8 1/8s, 2009                                                 37,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                            745,863

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (0.2%)

 ...................................................................................................................

            540,000 Goldman Sachs Group, Inc. (The) notes

                    Ser. B, 7.35s, 2009                                                                     549,931

 ...................................................................................................................

          1,330,000 Lehman Brothers Holdings, Inc. notes

                    6 5/8s, 2002                                                                          1,332,288

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,882,219

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.1%)

 ...................................................................................................................

             70,000 Epic Resorts LLC company guaranty

                    Ser. B, 13s, 2005                                                                        21,000

 ...................................................................................................................

             60,000 Felcor Lodging LP company guaranty

                    9 1/2s, 2008                                                                             59,550

 ...................................................................................................................

             30,000 HMH Properties, Inc. sr. notes Ser. C,

                    8.45s, 2008                                                                              28,950

 ...................................................................................................................

            350,000 HMH Properties, Inc. company guaranty

                    Ser. B, 7 7/8s, 2008                                                                    331,625

 ...................................................................................................................

             30,000 Host Marriott L.P. sr. notes Ser. E,

                    8 3/8s, 2006                                                                             29,100

 ...................................................................................................................

            240,000 ITT Corp. notes 6 3/4s, 2005                                                            231,857

-------------------------------------------------------------------------------------------------------------------

                                                                                                            702,082

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.1%)

 ...................................................................................................................

            240,000 Blount, Inc. company guaranty 13s, 2009                                                 184,800

 ...................................................................................................................

             65,000 Continental Global Group sr. notes

                    Ser. B, 11s, 2007                                                                        21,450

 ...................................................................................................................

            130,000 Day International Group, Inc. company

                    guaranty 9 1/2s, 2008                                                                   113,100

 ...................................................................................................................

            180,000 Flowserve Corp. company guaranty

                    12 1/4s, 2010                                                                           181,800

 ...................................................................................................................

            185,000 Motors and Gears, Inc. sr. notes Ser. D,

                    10 3/4s, 2006                                                                           172,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                            673,200

-------------------------------------------------------------------------------------------------------------------



Media (0.2%)

 ...................................................................................................................

            370,000 Diva Systems Corp. sr. disc. notes,

                    stepped-coupon Ser. B, zero %

                    (12 5/8s, 3/1/03), 2008 (STP)                                                           148,000

 ...................................................................................................................

            930,000 News America Holdings, Inc. deb.

                    7.7s, 2025                                                                              810,579

 ...................................................................................................................

            885,000 Time Warner Entertainment, Co. LP

                    notes 9 5/8s, 2002                                                                      920,984

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,879,563

-------------------------------------------------------------------------------------------------------------------



Medical Services (--%)

 ...................................................................................................................

            160,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                             1,400

 ...................................................................................................................

            110,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                               963

 ...................................................................................................................

             80,000 Mariner Post-Acute Network, Inc. sr. sub.

                    notes stepped-coupon Ser. B, zero %

                    (10 1/2s, 11/1/02), 2007 (In default) (STP) (NON)                                           800

 ...................................................................................................................

            130,000 Mariner Post-Acute Network, Inc. sr. sub.

                    notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                             1,300

 ...................................................................................................................

            260,000 Multicare Cos., Inc. sr. sub. notes 9s,

                    2007 (acquired 8/3/98, cost $97,750)

                    (In default) (NON) (RES)                                                                 13,000

 ...................................................................................................................

            140,000 RAB Enterprises, Inc. company guaranty

                    10 1/2s, 2005                                                                           100,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                            118,263

-------------------------------------------------------------------------------------------------------------------



Medical Technology (--%)

 ...................................................................................................................

            160,000 Hanger Orthopedic Group, Inc. sr. sub.

                    notes 11 1/4s, 2009                                                                      48,000

-------------------------------------------------------------------------------------------------------------------



Metals (0.3%)

 ...................................................................................................................

            240,000 AK Steel Corp. company guaranty

                    7 7/8s, 2009                                                                            211,200

 ...................................................................................................................

            840,000 Alcoa, Inc. notes 7 3/8s, 2010                                                          886,696

 ...................................................................................................................

            790,000 Alcoa, Inc. notes 6 3/4s, 2028                                                          740,609

 ...................................................................................................................

             34,280 Anker Coal Group, Inc. company

                    guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                     13,712

 ...................................................................................................................

            135,000 Kaiser Aluminum & Chemical Corp.

                    sr. sub. notes 12 3/4s, 2003                                                             91,800

 ...................................................................................................................

             20,000 Kaiser Aluminum & Chemical Corp.

                    sr. notes Ser. B, 10 7/8s, 2006                                                          16,400

 ...................................................................................................................

            500,000 LTV Corp. company guaranty

                    11 3/4s, 2009                                                                            10,000

 ...................................................................................................................

            250,000 National Steel Corp. 1st mtge. Ser. D,

                    9 7/8s, 2009                                                                            110,000

 ...................................................................................................................

             50,000 Oregon Steel Mills 1st mtge. 11s, 2003                                                   36,250

 ...................................................................................................................

             40,000 P & L Coal Holdings Corp. company

                    guaranty Ser. B, 9 5/8s, 2008                                                            40,100

 ...................................................................................................................

             80,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                              55,200

 ...................................................................................................................

             10,000 Weirton Steel Corp. 144A sr. notes

                    10 3/4s, 2005                                                                             4,100

 ...................................................................................................................

            200,000 Wheeling-Pittsburgh Steel Corp.

                    sr. notes 9 1/4s, 2007 (In default) (NON)                                                18,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,234,067

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (0.1%)

 ...................................................................................................................

            600,000 CMS Panhandle Holding Corp. sr. notes

                    6 1/8s, 2004                                                                            572,184

 ...................................................................................................................

            655,000 K N Energy, Inc. sr. notes 6.45s, 2003                                                  653,317

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,225,501

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (0.4%)

 ...................................................................................................................

            240,000 Belco Oil & Gas Corp. company

                    guaranty Ser. B, 10 1/2s, 2006                                                          241,200

 ...................................................................................................................

            160,000 Belco Oil & Gas Corp. sr. sub. notes

                    Ser. B, 8 7/8s, 2007                                                                    150,400

 ...................................................................................................................

             70,000 Giant Industries Corp. company

                    guaranty 9s, 2007                                                                        63,525

 ...................................................................................................................

             20,000 Gulf Canada Resources, Ltd. sr. sub.

                    notes 9 5/8s, 2005 (Canada)                                                              20,575

 ...................................................................................................................

            130,000 HS Resources, Inc. company guaranty

                    9 1/4s, 2006                                                                            130,650

 ...................................................................................................................

            100,000 Leviathan Gas Corp. company guaranty

                    Ser. B, 10 3/8s, 2009                                                                   105,000

 ...................................................................................................................

            110,000 Nuevo Energy Co. sr. sub. notes Ser. B,

                    9 1/2s, 2008                                                                            109,725

 ...................................................................................................................

             50,000 Nuevo Energy Co. 144A sr. sub. notes

                    9 3/8s, 2010                                                                             50,000

 ...................................................................................................................

             40,000 Ocean Energy, Inc. company guaranty

                    Ser. B, 8 7/8s, 2007                                                                     41,011

 ...................................................................................................................

            140,000 Ocean Energy, Inc. company guaranty

                    Ser. B, 8 3/8s, 2008                                                                    140,624

 ...................................................................................................................

            955,000 Phillips Petroleum Co. notes 8 1/2s, 2005                                             1,033,167

 ...................................................................................................................

            240,000 Pioneer Natural Resources Co. company

                    guaranty 9 5/8s, 2010                                                                   254,400

 ...................................................................................................................

             20,000 Port Arthur Finance Corp. company

                    guaranty 12 1/2s, 2009                                                                   19,800

 ...................................................................................................................

             40,000 Seven Seas Petroleum sr. notes

                    Ser. B, 12 1/2s, 2005                                                                     8,800

 ...................................................................................................................

            100,000 Snyder Oil Corp. sr. sub. notes

                    8 3/4s, 2007                                                                            105,661

 ...................................................................................................................

             40,000 Stone Energy Corp. company guaranty

                    8 3/4s, 2007                                                                             39,800

 ...................................................................................................................

            120,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007

                    (Cayman Islands)                                                                        121,200

 ...................................................................................................................

            855,000 Union Pacific Resources Group, Inc.

                    notes 7.3s, 2009                                                                        886,413

 ...................................................................................................................

            160,000 Vintage Petroleum sr. sub. notes

                    9 3/4s, 2009                                                                            168,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,689,951

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.4%)

 ...................................................................................................................

             80,000 Abitibi-Consolidated, Inc. deb. 8.85s,

                    2030 (Canada)                                                                            76,288

 ...................................................................................................................

            110,000 Abitibi-Consolidated, Inc. bonds 8.55s,

                    2010 (Canada)                                                                           110,970

 ...................................................................................................................

             10,000 Boise Cascade Co. med. term notes

                    Ser. A, 7.43s, 2005                                                                       9,345

 ...................................................................................................................

             50,000 Doman Industries, Ltd. company

                    guaranty 12s, 2004 (Canada)                                                              48,500

 ...................................................................................................................

            125,000 Doman Industries, Ltd. sr. notes 8 3/4s,

                    2004 (Canada)                                                                            56,250

 ...................................................................................................................

            180,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                                169,650

 ...................................................................................................................

            110,000 Gaylord Container Corp. sr. notes

                    Ser. B, 9 3/8s, 2007                                                                     69,300

 ...................................................................................................................

            635,000 International Paper Co. notes 8 1/8s, 2005                                              659,295

 ...................................................................................................................

            880,000 International Paper Co. notes FRN

                    7.603s, 2002                                                                            879,120

 ...................................................................................................................

            200,000 Pacifica Papers, Inc. sr. notes 10s,

                    2009 (Canada)                                                                           197,000

 ...................................................................................................................

             80,000 Packaging Corp. company guaranty

                    9 5/8s, 2009                                                                             82,600

 ...................................................................................................................

            535,000 Riverwood International Corp. company

                    guaranty 10 7/8s, 2008                                                                  478,825

 ...................................................................................................................

             20,000 Stone Container Corp. sr. notes 12.58s,

                    2016 (Canada)                                                                            20,450

 ...................................................................................................................

             50,000 Stone Container Corp. 144A company

                    guaranty 11 1/2s, 2006 (Canada)                                                          51,000

 ...................................................................................................................

            150,000 Tembec Industries, Inc. company

                    guaranty 8 5/8s, 2009 (Canada)                                                          147,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,056,343

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (--%)

 ...................................................................................................................

             10,000 ICN Pharmaceuticals, Inc. 144A sr. notes

                    9 3/4s, 2008                                                                             10,100

 ...................................................................................................................

            150,000 ICN Pharmaceuticals, Inc. 144A sr. notes

                    8 3/4s, 2008                                                                            151,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                            161,600

-------------------------------------------------------------------------------------------------------------------



Power Producers (0.2%)

 ...................................................................................................................

            340,000 AES Corp. sr. notes 9 3/8s, 2010                                                        348,500

 ...................................................................................................................

             60,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                    61,800

 ...................................................................................................................

             30,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                     30,003

 ...................................................................................................................

             20,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                     19,888

 ...................................................................................................................

             70,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                     65,515

 ...................................................................................................................

             84,698 Midland Funding I Corp. deb. Ser. C-94,

                    10.33s, 2002                                                                             86,025

 ...................................................................................................................

            490,000 Midland Funding II Corp. deb. Ser. A,

                    11 3/4s, 2005                                                                           518,974

 ...................................................................................................................

            120,000 Tiverton/Rumford Power Associates,

                    Ltd. 144A pass-through certificates

                    9s, 2018                                                                                120,000

 ...................................................................................................................

            167,000 York Power Funding 144A company

                    guaranty 12s, 2007 (Cayman Islands)                                                     167,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,417,705

-------------------------------------------------------------------------------------------------------------------



Publishing (--%)

 ...................................................................................................................

            245,000 Affinity Group Holdings sr. notes

                    11s, 2007                                                                               198,450

 ...................................................................................................................

             20,000 Garden State Newspapers, Inc. sr. sub.

                    notes Ser. B, 8 3/4s, 2009                                                               17,900

 ...................................................................................................................

             80,000 Garden State Newspapers, Inc. sr. sub.

                    notes 8 5/8s, 2011                                                                       70,400

 ...................................................................................................................

             70,000 PRIMEDIA, Inc. company guaranty Ser. B,

                    8 1/2s, 2006                                                                             67,200

 ...................................................................................................................

             40,000 PRIMEDIA, Inc. company guaranty

                    7 5/8s, 2008                                                                             36,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                            390,450

-------------------------------------------------------------------------------------------------------------------



Railroads (0.4%)

 ...................................................................................................................

            735,000 CSX Corp. notes FRN 7.31s, 2002                                                         733,748

 ...................................................................................................................

            120,000 Kansas City Southern Railway 144A

                    sr. notes 9 1/2s, 2008                                                                  123,000

 ...................................................................................................................

            280,000 Railamerica Transportation Corp.

                    company guaranty 12 7/8s, 2010                                                          252,000

 ...................................................................................................................

          1,095,000 Union Pacific Corp. notes 7 3/8s, 2009                                                1,131,179

 ...................................................................................................................

          1,000,000 Union Pacific Corp. notes 5.78s, 2001                                                   992,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,232,177

-------------------------------------------------------------------------------------------------------------------



Restaurants (--%)

 ...................................................................................................................

             55,000 FRD Acquisition Co. sr. notes Ser. B,

                    12 1/2s, 2004                                                                            19,800

 ...................................................................................................................

            100,000 Sbarro, Inc. company guaranty 11s, 2009                                                  99,375

 ...................................................................................................................

            130,000 Tricon Global Restaurants, Inc. sr. notes

                    7.65s, 2008                                                                             126,688

 ...................................................................................................................

             90,000 Tricon Global Restaurants, Inc. sr. notes

                    7.45s, 2005                                                                              88,788

-------------------------------------------------------------------------------------------------------------------

                                                                                                            334,651

-------------------------------------------------------------------------------------------------------------------



Retail (0.1%)

 ...................................................................................................................

            240,000 Amazon.com, Inc. sr. disc. notes stepped-

                    coupon zero % (10s, 5/1/03), 2008 (STP)                                                 122,400

 ...................................................................................................................

            160,000 Iron Age Corp. company guaranty

                    9 7/8s, 2008                                                                             99,200

 ...................................................................................................................

             90,000 K mart Corp. med. term notes 8.85s, 2011                                                 71,297

 ...................................................................................................................

             10,000 K mart Corp. med. term notes 8.19s, 2003                                                  9,039

 ...................................................................................................................

            120,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                              106,800

 ...................................................................................................................

            420,000 Saks, Inc. company guaranty 8 1/4s, 2008                                                252,000

 ...................................................................................................................

             20,000 Southland Corp. sr. sub. deb. 5s, 2003                                                   17,666

-------------------------------------------------------------------------------------------------------------------

                                                                                                            678,402

-------------------------------------------------------------------------------------------------------------------



Semiconductor (--%)

 ...................................................................................................................

             90,000 Chippac Intl., Ltd. company guaranty

                    Ser. B, 12 3/4s, 2009                                                                    77,400

-------------------------------------------------------------------------------------------------------------------



Shipping (--%)

 ...................................................................................................................

             50,000 Kitty Hawk, Inc. company guaranty 9.95s,

                    2004 (In default) (NON)                                                                  24,500

 ...................................................................................................................

            100,000 Navistar International Corp. sr. notes

                    Ser. B,  8s, 2008                                                                        73,000

 ...................................................................................................................

            150,000 Navistar International Corp. sr. notes

                    Ser. B, 7s, 2003                                                                        127,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                            225,000

-------------------------------------------------------------------------------------------------------------------



Software (--%)

 ...................................................................................................................

            110,000 Telehub Communications Corp. company

                    guaranty stepped-coupon zero %

                    (13 7/8s, 7/31/02), 2005 (STP)                                                           17,600

-------------------------------------------------------------------------------------------------------------------



Specialty Printing (--%)

 ...................................................................................................................

            100,000 Perry-Judd company guaranty

                    10 5/8s, 2007                                                                            84,000

 ...................................................................................................................

             29,974 Von Hoffman Press, Inc. 144A sr. sub.

                    notes 13 1/2s, 2009                                                                      23,979

 ...................................................................................................................

             35,000 Von Hoffman Press, Inc. 144A sr. sub.

                    notes 10 3/8s, 2007                                                                      30,275

-------------------------------------------------------------------------------------------------------------------

                                                                                                            138,254

-------------------------------------------------------------------------------------------------------------------



Technology (0.1%)

 ...................................................................................................................

             60,000 Amkor Technologies, Inc. sr. notes

                    9 1/4s, 2006                                                                             56,550

 ...................................................................................................................

             35,000 Celestica International, Ltd. 144A

                    sr. sub. notes 10 1/2s, 2006 (Canada)                                                    35,875

 ...................................................................................................................

             30,000 Fairchild Semiconductor Corp. company

                    guaranty 10 3/8s, 2007                                                                   27,900

 ...................................................................................................................

            160,000 Fairchild Semiconductor Corp. sr. sub.

                    notes 10 1/8s, 2007                                                                     147,200

 ...................................................................................................................

             50,000 Flextronics International, Ltd. sr. sub.

                    notes 9 7/8s, 2010 (Singapore)                                                           49,000

 ...................................................................................................................

            205,000 Flextronics International, Ltd. sr. sub.

                    notes Ser. B, 8 3/4s, 2007 (Singapore)                                                  194,750

 ...................................................................................................................

            100,000 SCG Holding & Semiconductor Corp.

                    company guaranty 12s, 2009                                                               84,000

 ...................................................................................................................

             50,000 Telecommunications Techniques, Inc.

                    company guaranty 9 3/4s, 2008                                                            44,000

 ...................................................................................................................

            110,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                              86,900

 ...................................................................................................................

            180,000 Viasystems, Inc. sr. notes Ser. B,

                    9 3/4s, 2007                                                                            142,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                            868,375

-------------------------------------------------------------------------------------------------------------------



Technology Services (--%)

 ...................................................................................................................

             90,000 Globix Corp. sr. notes 12 1/2s, 2010                                                     34,200

 ...................................................................................................................

            220,000 Iron Mountain, Inc. company guaranty

                    8 3/4s, 2009                                                                            217,800

 ...................................................................................................................

            150,000 Pierce Leahy Corp. sr. sub. notes

                    11 1/8s, 2006                                                                           156,375

-------------------------------------------------------------------------------------------------------------------

                                                                                                            408,375

-------------------------------------------------------------------------------------------------------------------



Telecommunications (0.6%)

 ...................................................................................................................

             95,000 Airgate PCS, Inc. sr. sub. notes

                    stepped-coupon zero % (13 1/2s,

                    10/1/04), 2009 (STP)                                                                     54,625

 ...................................................................................................................

             40,000 American Mobile Satellite Corp.

                    company guaranty 12 1/4s, 2008                                                           13,600

 ...................................................................................................................

             20,000 Arch Communications, Inc. sr. notes

                    13 3/4s, 2008                                                                             7,200

 ...................................................................................................................

             10,000 Arch Communications, Inc. sr. notes

                    13s, 2007                                                                                 3,500

 ...................................................................................................................

             90,000 Call-Net Enterprises, Inc. sr. notes 8s,

                    2008 (Canada)                                                                            36,000

 ...................................................................................................................

            100,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s,

                    2009 (Luxembourg)                                                                        73,000

 ...................................................................................................................

            110,000 Covad Communications Group, Inc.

                    sr. notes 12 1/2s, 2009                                                                  33,000

 ...................................................................................................................

            150,000 Crown Castle International Corp.

                    sr. notes 10 3/4s, 2011                                                                 155,625

 ...................................................................................................................

             80,000 Dobson Communications Corp. sr. notes

                    10 7/8s, 2010                                                                            79,200

 ...................................................................................................................

            400,000 Dobson/Sygnet Communications, Inc.

                    sr. notes 12 1/4s, 2008                                                                 396,000

 ...................................................................................................................

            100,000 Esprit Telecom Group PLC sr. notes 11 1/2s,

                    2007 (In default) (United Kingdom) (NON)                                                  2,000

 ...................................................................................................................

            250,000 Exodus Communications, Inc. 144A

                    sr. notes 11 5/8s, 2010                                                                 222,500

 ...................................................................................................................

             30,000 Exodus Communications, Inc. sr. notes

                    11 1/4s, 2008                                                                            26,400

 ...................................................................................................................

             90,000 Firstworld Communication Corp.

                    sr. disc. notes stepped-coupon zero %

                    (13s, 4/15/03), 2008 (STP)                                                               10,350

 ...................................................................................................................

            110,000 Flag, Ltd. sr. notes 8 1/4s, 2008 (Bermuda)                                              93,500

 ...................................................................................................................

            180,000 Focal Communications Corp. sr. disc.

                    notes, stepped-coupon Ser. B, zero %

                    (12 1/8s, 2/15/03), 2008 (STP)                                                           75,600

 ...................................................................................................................

             10,000 Focal Communications Corp. sr. notes

                    11 7/8s, 2010                                                                             6,800

 ...................................................................................................................

            210,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 5/8s, 2008 (Bermuda)                                                         200,025

 ...................................................................................................................

            430,000 GTE Corp. deb. 6.94s, 2028                                                              394,620

 ...................................................................................................................

             10,000 Hermes Europe Railtel B.V. sr. notes

                    11 1/2s, 2007 (Netherlands)                                                               4,200

 ...................................................................................................................

             20,000 Hermes Europe Railtel B.V. sr. notes

                    10 3/8s, 2009 (Netherlands)                                                               8,400

 ...................................................................................................................

             90,000 ICG Holdings, Inc. company guaranty

                    stepped-coupon zero % (12 1/2s,

                    5/1/01), 2006 (In default) (STP) (NON)                                                    9,675

 ...................................................................................................................

            110,000 ICG Services, Inc. sr. disc. notes

                    stepped-coupon zero % (10s, 2/15/03),

                    2008 (In default) (STP) (NON)                                                             6,875

 ...................................................................................................................

            460,000 ICG Services, Inc. sr. disc. notes

                    stepped-coupon zero % (9 7/8s,

                    5/1/03), 2008 (STP)                                                                      28,750

 ...................................................................................................................

            240,000 Level 3 Communications, Inc. sr. notes

                    11s, 2008                                                                               211,200

 ...................................................................................................................

             10,000 Level 3 Communications, Inc. sr. notes

                    9 1/8s, 2008                                                                              8,000

 ...................................................................................................................

             40,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                  9,600

 ...................................................................................................................

             20,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                              4,300

 ...................................................................................................................

             30,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                               6,300

 ...................................................................................................................

             40,000 Metromedia Fiber Network, Inc. sr. notes

                    10s, 2009                                                                                33,300

 ...................................................................................................................

            190,000 Metromedia Fiber Network, Inc. sr. notes

                    Ser. B, 10s, 2008                                                                       158,175

 ...................................................................................................................

            187,000 Millicom International Cellular S.A.

                    sr. disc. notes stepped-coupon zero %

                    (13 1/2s, 6/1/01), 2006 (Luxembourg) (STP)                                              146,795

 ...................................................................................................................

             80,000 Nextel Communicaitons, Inc. sr. disc.

                    notes stepped-coupon zero % (12 1/8s,

                    4/15/03), 2008 (STP)                                                                     40,000

 ...................................................................................................................

            180,000 Nextel Communications, Inc. sr. notes

                    12s, 2008                                                                               190,800

 ...................................................................................................................

            640,000 Nextel Communications, Inc. sr. notes

                    9 3/8s, 2009                                                                            600,000

 ...................................................................................................................

            200,000 Nextel International, Inc. 144A sr. notes

                    12 3/4s, 2010                                                                           164,000

 ...................................................................................................................

            120,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               114,600

 ...................................................................................................................

             90,000 Nextel Partners, Inc. sr. notes 11s, 2010                                                85,950

 ...................................................................................................................

            100,000 NorthEast Optic Network, Inc. sr. notes

                    12 3/4s, 2008                                                                            48,000

 ...................................................................................................................

            110,000 NTELOS, Inc. sr. notes 13s, 2010                                                         79,200

 ...................................................................................................................

             90,000 Orbital Imaging Corp. sr. notes Ser. B,

                    11 5/8s, 2005                                                                            17,100

 ...................................................................................................................

            100,000 Pagemart Wireless, Inc. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    2/1/03), 2008 (STP)                                                                      29,500

 ...................................................................................................................

            100,000 Pinnacle Holdings, Inc. sr. disc. notes

                    stepped-coupon zero % (10s,

                    3/15/03), 2008 (STP)                                                                     55,000

 ...................................................................................................................

             90,000 Price Communications Wireless, Inc.

                    144A sr. notes Ser. B, 9 1/8s, 2006                                                      93,600

 ...................................................................................................................

             70,000 Primus Telecommunications Group, Inc.

                    sr. notes Ser. B, 9 7/8s, 2008                                                           21,700

 ...................................................................................................................

             30,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                      8,475

 ...................................................................................................................

             90,000 PSINet, Inc. sr. notes 11s, 2009                                                         25,425

 ...................................................................................................................

            110,000 Rogers Cantel, Inc. sr. sub. notes 8.8s,

                    2007 (Canada)                                                                           110,275

 ...................................................................................................................

            120,000 RSL Communications PLC company

                    guaranty 12 7/8s, 2010 (United Kingdom)                                                   4,800

 ...................................................................................................................

            123,000 RSL Communications PLC company

                    guaranty 12 1/4s, 2006 (United Kingdom)                                                   8,303

 ...................................................................................................................

             70,000 RSL Communications PLC 144A company

                    guaranty 10 1/2s, 2008 (United Kingdom)                                                   4,200

 ...................................................................................................................

             85,000 RSL Communications PLC company

                    guaranty 9 1/8s, 2008 (United Kingdom)                                                    5,100

 ...................................................................................................................

            160,000 Spectrasite Holdings, Inc. sr. disc.

                    notes stepped-coupon Ser. B, zero %

                    (12 7/8s, 3/15/05), 2010 (STP)                                                           81,600

 ...................................................................................................................

             50,000 Spectrasite Holdings, Inc. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    4/15/04), 2009 (STP)                                                                     26,000

 ...................................................................................................................

             80,000 Startec Global Communications Corp.

                    sr. notes 12s, 2008                                                                      48,000

 ...................................................................................................................

             50,000 USA Mobile Communication, Inc. sr. notes

                    14s, 2004                                                                                32,500

 ...................................................................................................................

             30,000 USA Mobile Communication, Inc. sr. notes

                    9 1/2s, 2004                                                                             15,000

 ...................................................................................................................

            460,000 Verizon Global Funding Corp. 144A

                    notes 7 1/4s, 2010                                                                      469,632

 ...................................................................................................................

             80,000 Versatel Telecom NV sr. notes 13 1/4s,

                    2008 (Netherlands)                                                                       50,400

 ...................................................................................................................

             30,000 Versatel Telecom NV sr. notes 13 1/4s,

                    2008 (Netherlands)                                                                       18,900

 ...................................................................................................................

            510,000 Viatel, Inc. sr. disc. notes stepped-coupon

                    zero % (12 1/2s, 4/15/03), 2008 (STP)                                                   102,000

 ...................................................................................................................

            150,000 Viatel, Inc. sr. notes 11 1/2s, 2009                                                     47,250

 ...................................................................................................................

             90,000 Williams Communications Group, Inc.

                    sr. notes 11.7s, 2008                                                                    68,400

 ...................................................................................................................

              5,000 Williams Communications Group, Inc.

                    sr. notes 10 7/8s, 2009                                                                   3,725

 ...................................................................................................................

            120,000 World Access, Inc. sr. notes Ser. B,

                    13 1/4s, 2008                                                                            81,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,270,150

-------------------------------------------------------------------------------------------------------------------



Telephone (0.2%)

 ...................................................................................................................

             60,000 Allegiance Telecom, Inc. sr. disc. notes

                    stepped-coupon Ser. B, zero % (11 3/4s,

                    2/15/03), 2008 (STP)                                                                     36,600

 ...................................................................................................................

             70,000 Allegiance Telecom, Inc. sr. notes

                    12 7/8s, 2008                                                                            67,200

 ...................................................................................................................

             70,000 Birch Telecommunications, Inc. sr. notes

                    14s, 2008                                                                                42,000

 ...................................................................................................................

            210,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                52,500

 ...................................................................................................................

            670,000 KMC Telecommunications Holdings, Inc.

                    sr. disc. notes stepped-coupon zero %

                    (12 1/2s, 2/15/03), 2008 (STP)                                                           80,400

 ...................................................................................................................

            230,000 Madison River Capital Corp. sr. notes

                    13 1/4s, 2010                                                                           149,500

 ...................................................................................................................

            380,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                  328,700

 ...................................................................................................................

            160,000 Microcell Telecommunications sr. disc.

                    notes stepped-coupon Ser. B, zero %

                    (14s, 12/1/01), 2006 (Canada) (STP)                                                     152,800

 ...................................................................................................................

             80,000 NEXTLINK Communications, Inc. sr. notes

                    10 1/2s, 2009                                                                            62,800

 ...................................................................................................................

             50,000 Tele1 Europe B.V. sr. notes 13s, 2009

                    (Netherlands)                                                                            45,000

 ...................................................................................................................

            130,000 Telecorp PCS, Inc. company guaranty

                    10 5/8s, 2010                                                                           131,950

 ...................................................................................................................

            230,000 Time Warner Telecom, Inc. sr. notes

                    9 3/4s, 2008                                                                            212,175

 ...................................................................................................................

            270,000 UbiquiTel Operating Co. company

                    guaranty stepped-coupon zero %

                    (14s, 4/15/05), 2010 (STP)                                                              110,700

 ...................................................................................................................

            200,000 US Unwired, Inc. company guaranty,

                    stepped-coupon Ser. B, zero %

                    (13 3/8s, 11/1/04), 2009 (STP)                                                           88,000

 ...................................................................................................................

            150,000 VoiceStream Wire, Inc. sr. notes

                    10 3/8s, 2009                                                                           161,625

 ...................................................................................................................

            509,000 WinStar Communications, Inc. sr. disc.

                    notes stepped-coupon zero %

                    (14 3/4s, 4/15/05), 2010 (STP)                                                          139,975

 ...................................................................................................................

            108,000 WinStar Communications, Inc. sr. notes

                    12 3/4s, 2010                                                                            75,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,937,525

-------------------------------------------------------------------------------------------------------------------



Textiles (0.1%)

 ...................................................................................................................

            160,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                           147,200

 ...................................................................................................................

            180,000 Levi Strauss & Co. notes 6.8s, 2003                                                     152,100

 ...................................................................................................................

            120,000 Westpoint Stevens, Inc. sr. notes

                    7 7/8s, 2008                                                                             85,800

 ...................................................................................................................

            210,000 Westpoint Stevens, Inc. sr. notes

                    7 7/8s, 2005                                                                            156,450

 ...................................................................................................................

             50,000 William Carter Holdings Co. sr. sub.

                    notes Ser. A, 12s, 2008                                                                  45,500

 ...................................................................................................................

            125,000 William Carter Holdings Co. sr. sub.

                    notes Ser. A, 10 3/8s, 2006                                                             120,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            707,050

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.1%)

 ...................................................................................................................

            450,000 Allied Waste Industries, Inc. company

                    guaranty Ser. B, 10s, 2009                                                              420,750

 ...................................................................................................................

             60,000 Allied Waste Industries, Inc. company

                    guaranty Ser. B, 7 7/8s, 2009                                                            56,400

 ...................................................................................................................

             50,000 Allied Waste Industries, Inc. company

                    guaranty Ser. B, 7 5/8s, 2006                                                            47,750

 ...................................................................................................................

            100,000 Browning-Ferris Industries, Inc. deb.

                    7.4s, 2035                                                                               72,000

 ...................................................................................................................

            170,000 Waste Management, Inc. sr. notes 7s, 2004                                               165,449

 ...................................................................................................................

            170,000 Waste Management, Inc. company

                    guaranty 6 7/8s, 2009                                                                   159,834

 ...................................................................................................................

             70,000 Waste Management, Inc. company

                    guaranty 6 1/2s, 2004                                                                    67,601

-------------------------------------------------------------------------------------------------------------------

                                                                                                            989,784

-------------------------------------------------------------------------------------------------------------------



Water Utilities (--%)

 ...................................................................................................................

             90,000 Azurix Corp. sr. notes Ser. B,

                    10 3/8s, 2007                                                                            89,100

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $96,990,111)                                                              $    88,338,661

-------------------------------------------------------------------------------------------------------------------







FOREIGN GOVERNMENT BONDS AND NOTES (9.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

DKK       6,535,000 Denmark (Kingdom of) bonds 6s, 2009                                             $       870,659

 ...................................................................................................................

EUR       7,600,000 Germany (Federal Republic of) bonds

                    Ser. 99, 6 1/2s, 2005                                                                 7,721,862

 ...................................................................................................................

EUR       6,521,685 Germany (Federal Republic of) bonds

                    Ser. 98, 5 5/8s, 2028                                                                 6,335,498

 ...................................................................................................................

EUR       4,275,000 Germany (Federal Republic of) bonds

                    Ser. 99, 5 3/8s, 2010                                                                 4,171,009

 ...................................................................................................................

EUR      29,400,000 Germany (Federal Republic of) notes

                    Ser. 00, 4 1/2s, 2002                                                                27,581,043

 ...................................................................................................................

EUR      10,400,000 Germany (Federal Republic of) notes

                    Ser. 99, 3s, 2001                                                                     9,727,275

 ...................................................................................................................

USD       1,150,000 Ontario (Province of) sr. unsub.

                    5 1/2s, 2008 (Canada)                                                                 1,106,726

 ...................................................................................................................

USD         555,000 Quebec (Province of) sr. unsub.

                    5 3/4s, 2009 (Canada)                                                                   534,343

 ...................................................................................................................



SEK      27,600,000 Sweden (Government of) bonds

                    Ser. 1039, 5 1/2s, 2002                                                               2,969,404

 ...................................................................................................................

GBP       9,585,000 United Kingdom Treasury Bonds 9s, 2008                                               17,893,949

-------------------------------------------------------------------------------------------------------------------

                    Total Foreign Government

                    Bonds and Notes

                    (cost $78,912,083)                                                              $    78,911,768

-------------------------------------------------------------------------------------------------------------------







COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      1,877,796 Collateralized Mortgage Obligation

                    Trust Ser. 64, Class Z, 9s, 2020                                                $     2,002,054

 ...................................................................................................................

          1,615,000 Commercial Mortgage Asset Trust

                    Ser. 99-C1, Class A4, 6.975s, 2013                                                    1,656,637

 ...................................................................................................................

            640,000 Criimi Mae Commercial Mortgage Trust

                    Ser. 98-C1, Class A2, 7s, 2011                                                          606,000

 ...................................................................................................................

          3,868,416 Deutsche Mortgage & Asset Receiving

                    Corp. Ser. 98-C1, Class X, Interest

                    Only (IO), 1.233s, 2023                                                                 191,456

 ...................................................................................................................

          1,743,651 DLJ Commercial Mortgage Corp.

                    Ser. 98-CG1, Class A1A, 6.11s, 2007                                                   1,739,973

 ...................................................................................................................

                    Fannie Mae

 ...................................................................................................................

              3,577 Ser. 92-184, Class J, IO, 11.46s, 2022                                                  107,844

 ...................................................................................................................

              2,545 Ser. 92-181, Class PJ, IO, 10.08s, 2022                                                  65,793

 ...................................................................................................................

            760,000 Ser. 00-4, Class SX, 9.42s, 2023                                                        760,475

 ...................................................................................................................

          1,260,700 Ser. 99-51, Class S, IO, 2.30s, 2029                                                    104,402

 ...................................................................................................................

                    Fannie Mae Grantor Trust

 ...................................................................................................................

          2,232,888 Ser. 99-T2, Class A1, 7.50s, 2039                                                     2,308,063

 ...................................................................................................................

          2,100,000 Ser. 00-T5, Class B, 7.30s, 2010                                                      2,272,266

 ...................................................................................................................

                    Fannie Mae Strip

 ...................................................................................................................

          1,405,097 Ser. 203, Class 2, IO, 8s, 2023                                                         320,538

 ...................................................................................................................

          1,579,397 Ser. 251, Class 2, IO, 8s, 2023                                                         360,300

 ...................................................................................................................

             14,529 Ser. 218, Class 2, IO, 7.50s, 2023                                                        3,369

 ...................................................................................................................

          2,339,391 Ser. 252, Class 2, IO, 7.50s, 2023                                                      557,067

 ...................................................................................................................

            921,156 Ser. 276, Class 2, IO, 6.50s, 2024                                                      229,138

 ...................................................................................................................

          1,795,000 FFCA Secured Lending Corp. Ser. 00-1,

                    Class A2, 7.77s, 2019                                                                 1,875,495

 ...................................................................................................................

                    Freddie Mac Strip

 ...................................................................................................................

            197,836 Ser. 203, Principal Only (PO),

                    zero %, 2029                                                                            142,751

 ...................................................................................................................

             44,612 Ser. 180, PO, zero %, 2026                                                               35,815

 ...................................................................................................................

                    Government National Mortgage

                    Association

 ...................................................................................................................

          1,758,687 Ser. 00-17, Class SB, 8.76s, 2026                                                     1,966,757

 ...................................................................................................................

          1,631,460 Ser. 99-46, Class SQ, IO, 1.75s, 2027                                                    85,652

 ...................................................................................................................

            616,477 Ser. 99-41, Class EB, PO, zero %, 2026                                                  491,448

 ...................................................................................................................

          2,831,000 GS Mortgage Securities Corp. II

                    Ser. 98-C1, Class A2, 6.62s, 2030                                                     2,850,905

 ...................................................................................................................

          1,310,000 Holmes Financing PLC FRN Ser. 2,

                    Class 1C, 7.91s, 2040 (United Kingdom)                                                1,307,134

 ...................................................................................................................

            321,447 Merrill Lynch Mortgage Investors,

                    Inc. Ser. 98-C2, Class A1, 6.22s, 2030                                                  321,749

 ...................................................................................................................

            202,159 Morgan Stanley Capital I Ser. 98-HF1,

                    Class A1, 6.19s, 2007                                                                   202,412

 ...................................................................................................................

          4,016,000 Morgan Stanley Dean Witter Capital I

                    Ser. 00-LIF2, Class A2, 7.20s, 2010                                                   4,187,935

 ...................................................................................................................

            326,199 Mortgage Capital Funding, Inc.

                    Ser. 98-MC1, Class A1, 6.417s, 2007                                                     328,340

 ...................................................................................................................

            354,266 PNC Mortgage Securities Corp.

                    Ser. 97-6, Class A2, 6.60s, 2027                                                        355,179

-------------------------------------------------------------------------------------------------------------------

                    Total Collateralized Mortgage Obligations

                    (cost $26,728,241)                                                              $    27,436,947

-------------------------------------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES (0.8%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        129,923 Advanta Mortgage Loan Trust

                    Ser. 97-2, Class A2, 7.05s, 2021                                                $       129,436

 ...................................................................................................................

          1,355,000 Advanta Mortgage Loan Trust

                    Ser. 97-4, Class A7, 6.63s, 2029                                                      1,356,535

 ...................................................................................................................

            870,000 Conseco Finance Securitizations

                    Ser. 00-4, Class A6, 8.31s, 2032                                                        921,384

 ...................................................................................................................

            910,000 Conseco Finance Securitizations Corp.

                    Ser. 00-5, Class A6, 7.96s, 2032                                                        953,794

 ...................................................................................................................

            483,057 First Plus 144A Ser. 98-A, Class A,

                    8.50s, 2023                                                                             373,388

 ...................................................................................................................

          2,677,500 Peco Energy Transition Trust

                    Ser. 00-A, Class A3, 7.625s, 2010                                                     2,875,608

-------------------------------------------------------------------------------------------------------------------

                    Total Asset-Backed Securities

                    (cost $6,416,502)                                                               $     6,610,145

-------------------------------------------------------------------------------------------------------------------







PURCHASED OPTIONS OUTSTANDING (0.7%) (a)

-------------------------------------------------------------------------------------------------------------------

                                                                               Expiration Date/

    Contract Amount                                                                Strike Price               Value

 ...................................................................................................................

   $     13,839,000 EUR/USD Fx OTC option

                    (Merrill Lynch) (Call)                                     Feb. 01/0.93 EUR     $       305,248

 ...................................................................................................................

   JPY1,900,000,000 Japanese Government

                    Bond 10-yr. future traded

                    option (J.P. Morgan

                    Securities) (Call)                                          Mar. 01/100 JPY           4,976,785

 ...................................................................................................................

$        12,134,107 USD/JPY Fx OTC option

                    (UBS AG) (Call)                                           Jan. 01/112.5 USD             229,335

 ...................................................................................................................

         12,134,107 USD/JPY Fx OTC option

                    (Morgan Stanley Dean

                    Witter) (Call)                                            Jan. 01/112.5 USD             221,083

-------------------------------------------------------------------------------------------------------------------

                    Total Purchased Options Outstanding

                    (cost $5,260,102)                                                               $     5,732,451

-------------------------------------------------------------------------------------------------------------------



<CAPTION


UNITS (0.3%) (a)

-------------------------------------------------------------------------------------------------------------------

    Number of Units                                                                                           Value

 ...................................................................................................................

                180 Horizon Pcs., Inc. units stepped-coupon

                    zero % (14s, 10/1/05), 2010 (STP)                                               $        73,800

 ...................................................................................................................

             15,100 Intel Corp. Structured Warrants

                    expiration 3/20/01 (Issued by Salomon

                    Smith Barney Holdings, Inc.)                                                            392,275

 ...................................................................................................................

                160 Ipcs, Inc. units stepped-coupon

                    zero % (14s, 7/15/05), 2010 (STP)                                                        68,000

 ...................................................................................................................

             10,300 Microsoft Corp. Structured Warrants

                    expiration 3/20/01 (Issued by Salomon

                    Smith Barney Holdings, Inc.)                                                            396,398

 ...................................................................................................................

             21,800 Pharmacia Corp. Structured Warrants

                    expiration 3/14/01 (Issued by Merrill

                    Lynch International & Co., C.V.),                                                     1,319,521

 ...................................................................................................................

                  8 Stone Container Corp. units Ser. B,

                    12 1/4s, 2002                                                                             8,080

 ...................................................................................................................

              1,000 Tokyo Broadcasting System, Inc.

                    Structured Call Warrants expiration

                    9/17/01 (Issued by Lehman Brothers

                    Finance S.A.) (Japan)                                                                    29,460

 ...................................................................................................................

             11,600 Tokyo Broadcasting System, Inc.

                    Structured Notes (Issued by UBS AG)

                    3.35%, 2001 (Japan)                                                                     356,101

-------------------------------------------------------------------------------------------------------------------

                    Total Units

                    (cost $2,819,706)                                                               $     2,643,635

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (0.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

              3,749 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                           $         3,749

 ...................................................................................................................

                572 Citadel Broadcasting Co. Ser. B,

                    $13.25 cum. pfd. (PIK)                                                                   58,916

 ...................................................................................................................

             40,000 CSBI Capital Trust I 144A company

                    guaranty, Ser.A, 11.75% pfd.                                                             40,000

 ...................................................................................................................

                 25 SC Holdings, Inc. Ser. M, $11.13

                    cum. pfd. (PIK)                                                                           2,613

 ...................................................................................................................

                 20 Fresenius Medical Capital Trust II 7.875%

                    company guaranty, pfd. (Germany)                                                         18,450

 ...................................................................................................................

             11,000 Golden State Bancorp Ser. A, $2.28 pfd.                                                 253,000

 ...................................................................................................................

                152 Intermedia Communications Ser. B,

                    13.50% pfd. (PIK)                                                                        76,000

 ...................................................................................................................

                 70 Nextel Communications, Inc. 13.00%

                    cum. pfd. (PIK)                                                                          67,200

 ...................................................................................................................

                  1 Nextel Communications, Inc. Ser. E,

                    11.125% pfd. (PIK)                                                                          835

 ...................................................................................................................

                 20 Paxson Communications Corp. 13.25%

                    cum. pfd. (PIK)                                                                         182,000

 ...................................................................................................................

                234 XO Communications, Inc. $7.00

                    cum. pfd. (PIK)                                                                           7,488

 ...................................................................................................................

                 66 XO Communications, Inc. Ser. E,

                    13.50% pfd. (PIK)                                                                        29,700

-------------------------------------------------------------------------------------------------------------------

                    Total Preferred Stocks

                    (cost $1,012,586)                                                               $       739,951

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE BONDS AND NOTES (--%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        120,000 Amkor Technologies, Inc. cv. sub.

                    notes 5s, 2007                                                                  $        79,350

 ...................................................................................................................

             70,000 Healthsouth Corp. cv. sub. deb.

                    3 1/4s, 2003                                                                             62,650

 ...................................................................................................................

             30,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                     26,400

 ...................................................................................................................

            100,000 Telewest Finance Corp. cv. company

                    guaranty 6s, 2005 (United Kingdom)                                                       69,000

-------------------------------------------------------------------------------------------------------------------

                    Total Convertible Bonds and Notes

                    (cost $262,153)                                                                 $       237,400

-------------------------------------------------------------------------------------------------------------------







WARRANTS (--%) (a) (NON)

-------------------------------------------------------------------------------------------------------------------

 Number of Warrants                                                               Expiration Date             Value

 ...................................................................................................................

                  1 Anker Coal Group, Inc. 144A                                           10/28/09  $             1

 ...................................................................................................................

                 70 Birch Telecommunications,

                    Inc. 144A (PIK)                                                        6/15/08            3,850

 ...................................................................................................................

                275 CellNet Data Systems, Inc.                                             10/1/07                1

 ...................................................................................................................

                150 Dayton Superior Corp. 144A                                             6/15/09            3,000

 ...................................................................................................................

              1,110 Diva Systems Corp.                                                      3/1/08           16,647

 ...................................................................................................................

                300 Firstworld Communication

                    Corp.                                                                  4/15/08            2,700

 ...................................................................................................................

                 80 Globalstar Telecommunications                                          2/15/04                1

 ...................................................................................................................

                200 Josten, Inc.                                                            5/1/10            4,000

 ...................................................................................................................

                150 KMC Telecommunications

                    Holdings, Inc.                                                         4/15/08              300

 ...................................................................................................................

                210 Knology Holdings                                                      10/22/07              630

 ...................................................................................................................

                 10 McCaw International, Ltd.                                              4/15/07              300

 ...................................................................................................................

                 80 Mediq, Inc. 144A                                                        6/1/09                1

 ...................................................................................................................

                 40 Motient Corp. 144A                                                      4/1/08              400

 ...................................................................................................................

                140 Ntelos, Inc.                                                           8/15/10              140

 ...................................................................................................................

                 90 Orbital Imaging Corp. 144A                                              3/1/05              810

 ...................................................................................................................

                120 Orion Network Systems                                                  1/15/07              360

 ...................................................................................................................

                 70 Pliant Corp. 144A                                                       6/1/10              700

 ...................................................................................................................

                280 Railamerica, Inc.                                                      8/15/10            2,800

 ...................................................................................................................

                 40 Raintree Resort 144A                                                   12/1/04                1

 ...................................................................................................................

                 80 Startec Global

                    Communications Corp.                                                   5/15/08               52

 ...................................................................................................................

                110 Telehub Communications Corp.

                    144A                                                                   7/31/05               55

 ...................................................................................................................

                270 Ubiquitel, Inc. 144A                                                   4/15/10            5,400

 ...................................................................................................................

                150 UIH Australia/Pacific, Inc.                                            5/15/06              450

 ...................................................................................................................

                 10 Versatel Telecom

                    NV (Netherlands)                                                       5/15/08              950

-------------------------------------------------------------------------------------------------------------------

                    Total Warrants

                    (cost $83,524)                                                                  $        43,549

-------------------------------------------------------------------------------------------------------------------







CONVERTIBLE PREFERRED STOCKS (--%) (a) (cost $47,772)

-------------------------------------------------------------------------------------------------------------------

Number of Shares                                                                                              Value

 ...................................................................................................................

                 36 World Access, Inc. 144A Ser. D,

                    zero % cv. pfd.                                                                 $         9,990

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (5.6%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      4,490,000 U.S. Treasury Bills 6.23%,

                    March 22, 2001 (SEG)                                                            $     4,433,475

 ...................................................................................................................

         21,000,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Merrill Lynch, Pierce, Fenner &

                    Smith, Inc. due January 2, 2001 with

                    respect to various U.S. Government

                    obligations -- maturity value of

                    $21,014,933 for an effective yield

                    of 6.40%                                                                             21,000,000

 ...................................................................................................................

         21,096,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with S.B.C. Warburg, Inc. due

                    January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $21,111,002 for

                    an effective yield of 6.40%                                                          21,096,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $46,529,475)                                                              $    46,529,475

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $793,375,206) (b)                                                         $   831,595,490

-------------------------------------------------------------------------------------------------------------------





Forward Currency Contracts to Buy at December 31, 2000

(aggregate face value $220,194,631)

-------------------------------------------------------------------------------------------------------------------

                                                                                                 Unrealized

                                Market                Aggregate               Delivery        Appreciation/

                                 Value               Face Value                   Date        (Depreciation)

 ...................................................................................................................

Australian

Dollars                    $17,266,305              $16,939,016                 3/21/01     $       327,289

 ...................................................................................................................

British

Pounds                      35,478,787               34,527,993                 3/21/01             950,794

 ...................................................................................................................

Canadian

Dollars                      4,868,111                4,746,992                 3/21/01             121,119

 ...................................................................................................................

Danish

Krone                        1,136,183                1,068,624                 3/21/01              67,559

 ...................................................................................................................

Euro                        75,466,715               71,291,594                 3/21/01           4,175,121

 ...................................................................................................................

Greek

Drachma                        442,409                  412,468                 1/12/01              29,941

 ...................................................................................................................

Japan

Yen                         87,856,829               90,607,985                 3/21/01          (2,751,156)

 ...................................................................................................................

New Zealand

Dollars                        141,383                  135,360                 3/21/01               6,023

 ...................................................................................................................

Norwegian

Krone                          367,853                  358,064                 3/21/01               9,789

 ...................................................................................................................

Swiss

Francs                         112,529                  106,535                 3/21/01               5,994

-------------------------------------------------------------------------------------------------------------------

                                                                                            $     2,942,473

-------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at December 31, 2000

(aggregate face value $139,230,259)

-------------------------------------------------------------------------------------------------------------------

                                                                                                 Unrealized

                                Market               Aggregate                 Delivery       Appreciation/

                            Value Face                   Value                     Date       (Depreciation)

 ...................................................................................................................

Australian

Dollars                       $988,681                 $965,591                 3/21/01     $       (23,090)

 ...................................................................................................................

British

Pounds                      11,862,205               11,453,385                 3/21/01            (408,820)

 ...................................................................................................................

Canadian

Dollars                      7,635,566                7,441,281                 3/21/01            (194,285)

 ...................................................................................................................

Euro                        54,447,916               51,600,944                 3/21/01          (2,846,972)

 ...................................................................................................................

Greek

Drachma                        442,133                  412,423                 1/12/01             (29,710)

 ...................................................................................................................

Hong Kong

Dollars                      1,029,465                1,029,525                 3/21/01                  60

 ...................................................................................................................

Japanese

Yen                         60,971,655               62,911,920                 3/21/01           1,940,265

 ...................................................................................................................

Singapore

Dollars                         63,952                   63,731                 3/21/01                (221)

 ...................................................................................................................

Swedish

Kronas                       2,106,314                2,063,224                 3/21/01             (43,090)

 ...................................................................................................................

Swiss

Franks                       1,360,715                1,288,235                 3/21/01             (72,480)

-------------------------------------------------------------------------------------------------------------------

                                                                                            $    (1,678,343)

-------------------------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                                 Unrealized

                                 Total                Aggregate              Expiration       Appreciation/

                                 Value               Face Value                    Date       (Depreciation)

 ...................................................................................................................

ASX

(Long)                      $8,741,024               $9,063,798                  Mar-01     $      (322,774)

 ...................................................................................................................

CAC40

Euro

(Short)                      7,154,385                6,933,180                  Jan-01            (221,205)

 ...................................................................................................................

DAX

(Short)                      2,745,404                2,894,955                  Mar-01             149,551

 ...................................................................................................................

Euro

Bund

(Long)                       3,155,525                3,127,140                  Mar-01              28,385

 ...................................................................................................................

Euro

Bund

(Short)                      4,478,810                4,446,658                  Mar-01             (32,152)

 ...................................................................................................................

FT-SE

100 Index

(Long)                       9,261,195                9,600,067                  Mar-01            (338,872)

 ...................................................................................................................

Gilt

(Long)                      74,487,431               74,259,296                  Mar-01             228,135

 ...................................................................................................................

Gilt

(Short)                      1,551,821                1,529,741                  Mar-01             (22,080)

 ...................................................................................................................

Japanese

Government

Bonds 10 Yr.

(Short)                     31,317,127               31,264,119                  Mar-01             (53,008)

 ...................................................................................................................

MIB 30

Index

(Short)                      3,093,859                3,275,065                  Mar-01             181,206

 ...................................................................................................................

Russell

2000

Index

(Short)                     14,175,200               13,211,011                  Mar-01            (964,189)

 ...................................................................................................................

S&P 500

Index

(Long)                       4,005,000                4,077,895                  Mar-01             (72,895)

 ...................................................................................................................

S&P 500

Index

(Short)                     27,033,750               27,093,104                  Mar-01              59,354

 ...................................................................................................................

SPI 200

Index

(Long)                      33,477,224               34,483,668                  Mar-01          (1,006,444)

 ...................................................................................................................

Topix

Index

(Long)                       6,067,017                6,569,909                  Mar-01            (502,892)

 ...................................................................................................................

U.S.

Treasury

10 yr.

(Short)                     57,043,500                55,752,365                 Mar-01          (1,291,135)

-------------------------------------------------------------------------------------------------------------------

                                                                                            $    (4,181,015)

-------------------------------------------------------------------------------------------------------------------









TBA Sale Commitments at December 31, 2000

(proceeds recievable $5,295,896)

-------------------------------------------------------------------------------------------------------------------

                                               Principal              Settlement                     Market

Agency                                            Amount                    Date                      Value

 ...................................................................................................................



FNMA, 6 1/2s, January 2031                    $2,833,203                 1/16/01            $     2,794,246

 ...................................................................................................................



GNMA, 8s, January 2031                       202,449,000                 1/23/01                  2,513,287

-------------------------------------------------------------------------------------------------------------------

                                                                                            $     5,307,533

-------------------------------------------------------------------------------------------------------------------






Diversification by Country

--------------------------------------------------

Distribution of investments by country of issue at

December 31, 2000: (as percentage of Market Value)

--------------------------------------------------


Canada                                   1.0%

 ..................................................

France                                   1.4

 ..................................................

Germany                                  7.3

 ..................................................

Japan                                    1.6

 ..................................................

Netherlands                              1.5

 ..................................................

United Kingdom                           4.7

 ..................................................

United States                           79.1

 ..................................................

Other                                    3.4

--------------------------------------------------

Total                                  100.0%

--------------------------------------------------



See page 151 for Notes to the Portfolios.














Putnam VT Global Growth Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (98.7%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (1.3%)

 ...................................................................................................................

            268,320 Havas Advertising SA (France)                                                   $     3,878,415

 ...................................................................................................................

            278,651 Omnicom Group, Inc.                                                                  23,093,202

-------------------------------------------------------------------------------------------------------------------

                                                                                                         26,971,617

-------------------------------------------------------------------------------------------------------------------



Airlines (0.6%)

 ...................................................................................................................

            350,600 Southwest Airlines Co.                                                               11,755,618

-------------------------------------------------------------------------------------------------------------------



Banking (5.7%)

 ...................................................................................................................

            436,900 Banca Fideuram SpA (Italy)                                                            6,028,093

 ...................................................................................................................

            743,800 Bank of New York Company, Inc.                                                       41,048,463

 ...................................................................................................................

          2,391,630 Bipop-Carire SpA (Italy) (REL)                                                       15,601,248

 ...................................................................................................................

            179,500 Comerica, Inc.                                                                       10,657,813

 ...................................................................................................................

            266,000 Fifth Third Bancorp                                                                  15,893,500

 ...................................................................................................................

            442,400 Firstar Corp.                                                                        10,285,800

 ...................................................................................................................

            171,300 State Street Corp.                                                                   21,277,173

-------------------------------------------------------------------------------------------------------------------

                                                                                                        120,792,090

-------------------------------------------------------------------------------------------------------------------



Beverage (1.9%)

 ...................................................................................................................

            223,500 Anheuser-Busch Cos., Inc.                                                            10,169,250

 ...................................................................................................................

            515,900 Companhia de Bebidas das Americas

                    ADR (Brazil)                                                                         13,284,425

 ...................................................................................................................

            332,600 PepsiCo, Inc.                                                                        16,484,488

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,938,163

-------------------------------------------------------------------------------------------------------------------



Biotechnology (1.0%)

 ...................................................................................................................

            271,600 Genentech, Inc. (NON)                                                                22,135,400

-------------------------------------------------------------------------------------------------------------------



Broadcasting (1.2%)

 ...................................................................................................................

            144,800 Clear Channel Communications, Inc. (NON)                                              7,013,750

 ...................................................................................................................

            350,412 Societe Television Francaise 1(France)                                               18,911,560

-------------------------------------------------------------------------------------------------------------------

                                                                                                         25,925,310

-------------------------------------------------------------------------------------------------------------------



Building Materials (0.9%)

 ...................................................................................................................

          1,545,000 Nippon Sheet Glass Co., Ltd. (Japan)                                                 18,867,543

-------------------------------------------------------------------------------------------------------------------



Capital Goods (0.8%)

 ...................................................................................................................

             74,319 Altran Technologies SA (France)                                                      16,811,151

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (2.2%)

 ...................................................................................................................

          3,373,500 Capita Group PLC (United Kingdom)                                                    25,191,611

 ...................................................................................................................

          1,196,568 Securitas AB Class B, (Sweden)                                                       22,204,485

-------------------------------------------------------------------------------------------------------------------

                                                                                                         47,396,096

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (13.7%)

 ...................................................................................................................

          1,703,317 Cisco Systems, Inc. (NON)                                                            65,151,875

 ...................................................................................................................

            342,100 Corning, Inc.                                                                        18,067,156

 ...................................................................................................................

            117,300 Juniper Networks, Inc. (NON)                                                         14,787,131

 ...................................................................................................................

            197,100 Matsushita Communication (Japan)                                                     24,777,792

 ...................................................................................................................

          2,317,918 Nokia Oyj AB (Finland)                                                              103,340,897

 ...................................................................................................................

            988,060 Nortel Networks Corp. (Canada)                                                       31,750,846

 ...................................................................................................................

            404,700 QUALCOMM, Inc. (NON)                                                                 33,261,281

-------------------------------------------------------------------------------------------------------------------

                                                                                                        291,136,978

-------------------------------------------------------------------------------------------------------------------



Computers (3.2%)

 ...................................................................................................................

            615,700 EMC Corp. (NON)                                                                      40,944,050

 ...................................................................................................................

            521,800 Sun Microsystems, Inc. (NON)                                                         14,545,175

 ...................................................................................................................

            178,700 VeriSign, Inc. (NON)                                                                 13,257,306

-------------------------------------------------------------------------------------------------------------------

                                                                                                         68,746,531

-------------------------------------------------------------------------------------------------------------------



Conglomerates (6.2%)

 ...................................................................................................................

          1,999,576 General Electric Co.                                                                 95,854,675

 ...................................................................................................................

            626,000 Tyco International, Ltd.                                                             34,743,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                        130,597,675

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (1.0%)

 ...................................................................................................................

            246,200 L'Oreal S.A. (France)                                                                21,097,907

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (2.1%)

 ...................................................................................................................

          1,120,000 Furukawa Electric Co., Ltd. (Japan)                                                  19,574,244

 ...................................................................................................................

             39,900 Keyence Corp (Japan)                                                                  9,787,122

 ...................................................................................................................

            940,000 Sumitomo Electric Industries, Ltd. (Japan)                                           15,431,975

-------------------------------------------------------------------------------------------------------------------

                                                                                                         44,793,341

-------------------------------------------------------------------------------------------------------------------



Electronics (6.5%)

 ...................................................................................................................

            160,200 Applied Micro Circuits Corp. (NON)                                                   12,022,509

 ...................................................................................................................

          2,258,650 ARM Holdings PLC (United Kingdom) (NON)                                              17,068,867

 ...................................................................................................................

            552,575 JDS Uniphase Corp. (NON)                                                             23,035,470

 ...................................................................................................................

            438,100 Linear Technology Corp.                                                              20,262,125

 ...................................................................................................................

            426,700 Maxim Integrated Products, Inc. (NON)                                                20,401,594

 ...................................................................................................................

            138,100 Murata Manufacturing Co., Ltd. (Japan)                                               16,211,476

 ...................................................................................................................

             79,050 PMC -- Sierra, Inc. (NON)                                                             6,215,306

 ...................................................................................................................

             17,464 Swatch Group AG (The) Class B

                    (Switzerland)                                                                        21,830,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                        137,047,347

-------------------------------------------------------------------------------------------------------------------



Energy (0.5%)

 ...................................................................................................................

            249,300 Baker Hughes, Inc.                                                                   10,361,531

-------------------------------------------------------------------------------------------------------------------



Financial (5.5%)

 ...................................................................................................................

            393,000 American Express Co.                                                                 21,590,438

 ...................................................................................................................

            666,433 Citigroup, Inc.                                                                      34,029,735

 ...................................................................................................................

            121,380 Dexia (Belgium)                                                                      22,044,926

 ...................................................................................................................

            561,200 Freddie Mac                                                                          38,652,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                        116,317,749

-------------------------------------------------------------------------------------------------------------------



Food (2.4%)

 ...................................................................................................................

            144,350 Groupe Danone (France)                                                               21,759,198

 ...................................................................................................................

             79,200 Quaker Oats Co. (The)                                                                 7,712,100

 ...................................................................................................................

            728,900 SYSCO Corp.                                                                          21,867,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         51,338,298

-------------------------------------------------------------------------------------------------------------------



Insurance (5.8%)

 ...................................................................................................................

          1,259,210 Aegon N.V. (Netherlands)                                                             52,074,272

 ...................................................................................................................

            270,500 AFLAC, Inc.                                                                          19,526,719

 ...................................................................................................................

            215,625 American International Group, Inc.                                                   21,252,539

 ...................................................................................................................

            391,500 Internationale Nederlanden Groep

                    (ING) (Netherlands)                                                                  31,263,658

-------------------------------------------------------------------------------------------------------------------

                                                                                                        124,117,188

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (3.5%)

 ...................................................................................................................

            887,200 Amvescap Corp. PLC (United Kingdom)                                                  18,205,956

 ...................................................................................................................

            102,496 Consors Discount Broker AG (Germany) (NON)                                            5,724,063

 ...................................................................................................................

            258,950 Goldman Sachs Group, Inc. (The)                                                      27,691,466

 ...................................................................................................................

            785,700 Schwab (Charles) Corp.                                                               22,294,238

-------------------------------------------------------------------------------------------------------------------

                                                                                                         73,915,723

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.6%)

 ...................................................................................................................

            770,400 Bombardier, Inc. (Canada)                                                            11,877,962

-------------------------------------------------------------------------------------------------------------------



Medical Technology (1.7%)

 ...................................................................................................................

            488,400 Medtronic, Inc.                                                                      29,487,150

 ...................................................................................................................

            131,900 Stryker Corp.                                                                         6,672,821

-------------------------------------------------------------------------------------------------------------------

                                                                                                         36,159,971

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (3.3%)

 ...................................................................................................................

            268,800 ExxonMobil Corp.                                                                     23,368,800

 ...................................................................................................................

            317,250 TotalFinaElf SA Class B, (France)                                                    47,166,903

-------------------------------------------------------------------------------------------------------------------

                                                                                                         70,535,703

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (11.7%)

 ...................................................................................................................

            706,600 AstraZeneca Group PLC

                    (United Kingdom)                                                                     35,616,615

 ...................................................................................................................

            139,044 Elan Corp. PLC ADR (Ireland) (NON)                                                    6,508,997

 ...................................................................................................................

            979,342 GlaxoSmithKline PLC (United Kingdom) (NON)                                           27,644,034

 ...................................................................................................................

            276,700 Johnson & Johnson                                                                    29,070,794

 ...................................................................................................................

            565,100 Merck & Co., Inc.                                                                    52,907,488

 ...................................................................................................................

            264,200 Pharmacia Corp.                                                                      16,116,200

 ...................................................................................................................

            428,510 Sanofi-Synthelabo SA (France)                                                        28,556,164

 ...................................................................................................................

            394,800 Schering-Plough Corp.                                                                22,404,900

 ...................................................................................................................

            517,000 Takeda Chemical Industries (Japan)                                                   30,616,908

-------------------------------------------------------------------------------------------------------------------

                                                                                                        249,442,100

-------------------------------------------------------------------------------------------------------------------



Publishing (0.3%)

 ...................................................................................................................

            299,700 Pearson PLC (United Kingdom)                                                          7,116,871

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.2%)

 ...................................................................................................................

            118,500 Starbucks Corp. (NON)                                                                 5,243,625

-------------------------------------------------------------------------------------------------------------------



Retail (0.3%)

 ...................................................................................................................

             69,100 Gucci Group NV (Netherlands)                                                          5,999,297

-------------------------------------------------------------------------------------------------------------------



Software (5.7%)

 ...................................................................................................................

            146,100 Adobe Systems, Inc.                                                                   8,501,194

 ...................................................................................................................

            279,150 Amdocs Ltd. (NON)                                                                    18,493,688

 ...................................................................................................................

            522,000 BEA Systems, Inc. (NON)                                                              35,137,125

 ...................................................................................................................

            325,250 I2 Technologies, Inc. (NON)                                                          17,685,469

 ...................................................................................................................

            304,600 Siebel Systems, Inc. (NON)                                                           20,598,575

 ...................................................................................................................

            232,750 VERITAS Software Corp. (NON)                                                         20,365,625

-------------------------------------------------------------------------------------------------------------------

                                                                                                        120,781,676

-------------------------------------------------------------------------------------------------------------------



Technology Services (3.1%)

 ...................................................................................................................

          1,028,500 America Online, Inc. (NON)                                                           35,791,800

 ...................................................................................................................

            928,100 Logica PLC (United Kingdom)                                                          24,257,054

 ...................................................................................................................

            187,300 Yahoo! Inc. (NON)                                                                     5,630,706

-------------------------------------------------------------------------------------------------------------------

                                                                                                         65,679,560

-------------------------------------------------------------------------------------------------------------------



Telecommunications (5.0%)

 ...................................................................................................................

          2,974,900 Energis PLC (United Kingdom) (NON)                                                   19,993,559

 ...................................................................................................................

            910,650 Nextel Communications, Inc. Class A (NON)                                            22,538,588

 ...................................................................................................................

              2,149 NTT DoCoMo (Japan)                                                                   37,087,424

 ...................................................................................................................

            839,000 Sprint Corp. (PCS Group) (NON)                                                       17,147,063

 ...................................................................................................................

          2,432,413 Vodafone Group PLC (United Kingdom)                                                   8,917,336

-------------------------------------------------------------------------------------------------------------------

                                                                                                        105,683,970

-------------------------------------------------------------------------------------------------------------------



Transportation Services (0.8%)

 ...................................................................................................................

            272,700 United Parcel Service, Inc. Class B                                                  16,038,169

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $2,235,816,371)                                                           $ 2,094,622,160

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (0.8%) (a) (cost $19,178,178)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

            146,280 Marschollek, Lautenschlaeger und

                    Partner AG DEM $3.05 pfd. (Germany)                                             $    15,995,265

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (0.4%) (a) (cost $8,216,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      8,216,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Merril Lynch, Pierce, Fenner &

                    Smith, Inc. due January 2, 2001 with

                    respect to various U.S. Government

                    obligations -- maturity value of

                    $8,221,842 for an effective

                    yield of 6.40%                                                                  $     8,216,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $2,263,210,549) (b)                                                       $ 2,118,833,425

-------------------------------------------------------------------------------------------------------------------







Diversification by Country

-------------------------------------------------------------------------------------------------------------------

Distribution of investments by country of issue at December 31, 2000: (as percentage of Market Value)

-------------------------------------------------------------------------------------------------------------------

Canada                                                                                                         2.1%

 ...................................................................................................................

Finland                                                                                                        4.9

 ...................................................................................................................

France                                                                                                         7.5

 ...................................................................................................................

Japan                                                                                                          8.1

 ...................................................................................................................

Netherlands                                                                                                    4.2

 ...................................................................................................................

Sweden                                                                                                         1.1

 ...................................................................................................................

United Kingdom                                                                                                 8.7

 ...................................................................................................................

United States                                                                                                 58.5

 ...................................................................................................................

Other                                                                                                          4.9

-------------------------------------------------------------------------------------------------------------------

Total                                                                                                        100.0%

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















Putnam VT Growth and Income Fund



The fund's portfolio

December 31, 2000






COMMON STOCKS (98.8%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Aerospace/Defense (2.3%)

 ...................................................................................................................

          1,481,234 Boeing Co.                                                                      $    97,761,444

 ...................................................................................................................

            256,900 General Dynamics Corp.                                                               20,038,200

 ...................................................................................................................

            811,900 Lockheed Martin Corp.                                                                27,564,005

 ...................................................................................................................

            809,500 United Technologies Corp.                                                            63,646,938

-------------------------------------------------------------------------------------------------------------------

                                                                                                        209,010,587

-------------------------------------------------------------------------------------------------------------------



Airlines (0.2%)

 ...................................................................................................................

             49,200 AMR Corp. (NON)                                                                       1,928,025

 ...................................................................................................................

            114,600 Delta Air Lines, Inc.                                                                 5,751,488

 ...................................................................................................................

            321,100 Southwest Airlines Co.                                                               10,766,483

-------------------------------------------------------------------------------------------------------------------

                                                                                                         18,445,996

-------------------------------------------------------------------------------------------------------------------



Automotive (1.2%)

 ...................................................................................................................

             81,900 Delphi Automotive Systems Corp.                                                         921,375

 ...................................................................................................................

          2,349,719 Ford Motor Co.                                                                       55,071,539

 ...................................................................................................................

            918,700 General Motors Corp.                                                                 46,796,281

 ...................................................................................................................

             42,100 Lear Corp. (NON)                                                                      1,044,606

 ...................................................................................................................

            230,000 TRW, Inc.                                                                             8,912,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                        112,746,301

-------------------------------------------------------------------------------------------------------------------



Banking (12.4%)

 ...................................................................................................................

            260,000 AmSouth Bancorporation                                                                3,965,000

 ...................................................................................................................

          3,084,327 Bank of America Corp.                                                               141,493,501

 ...................................................................................................................

          1,232,500 Bank of New York Company, Inc.                                                       68,018,594

 ...................................................................................................................

          1,732,440 Bank One Corp.                                                                       63,450,615

 ...................................................................................................................

            547,727 BB&T Corp.                                                                           20,437,064

 ...................................................................................................................

          1,131,190 Charter One Financial, Inc.                                                          32,663,111

 ...................................................................................................................

          1,896,926 Chase Manhattan Corp. (NON)                                                          86,191,575

 ...................................................................................................................

          1,117,400 Comerica, Inc.                                                                       66,345,625

 ...................................................................................................................

            362,450 Fifth Third Bancorp                                                                  21,656,388

 ...................................................................................................................

            273,800 First Tennessee National Corp.                                                        7,923,088

 ...................................................................................................................

          1,559,900 First Union Corp.                                                                    43,384,719

 ...................................................................................................................

          2,664,460 Firstar Corp.                                                                        61,948,695

 ...................................................................................................................

          1,656,418 FleetBoston Financial Corp.                                                          62,219,201

 ...................................................................................................................

            410,168 KeyCorp                                                                              11,484,704

 ...................................................................................................................

             32,500 M & T Bank Corp.                                                                      2,210,000

 ...................................................................................................................

            660,859 Mellon Financial Corp.                                                               32,506,002

 ...................................................................................................................

            102,098 Morgan (J.P.) & Co., Inc.                                                            16,897,219

 ...................................................................................................................

            977,185 National City Corp.                                                                  28,094,069

 ...................................................................................................................

            542,019 PNC Financial Services Group                                                         39,601,263

 ...................................................................................................................

            115,600 State Street Corp.                                                                   14,358,676

 ...................................................................................................................

            240,000 Summit Bancorp                                                                        9,165,000

 ...................................................................................................................

            347,600 SunTrust Banks, Inc.                                                                 21,898,800

 ...................................................................................................................

            590,000 Synovus Financial Corp.                                                              15,893,125

 ...................................................................................................................

          1,766,700 U.S. Bancorp                                                                         51,565,556

 ...................................................................................................................

          1,316,200 Washington Mutual, Inc.                                                              69,840,863

 ...................................................................................................................

          2,486,805 Wells Fargo Co.                                                                     138,483,953

 ...................................................................................................................

             85,600 Zions Bancorp                                                                         5,344,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                      1,137,041,056

-------------------------------------------------------------------------------------------------------------------



Beverage (3.4%)

 ...................................................................................................................

          1,682,176 Anheuser-Busch Cos., Inc.                                                            76,539,008

 ...................................................................................................................

          1,905,274 Coca-Cola Co.                                                                       116,102,634

 ...................................................................................................................

          1,371,100 Coca-Cola Enterprises, Inc.                                                          26,050,900

 ...................................................................................................................

            108,501 Fortune Brands, Inc.                                                                  3,255,030

 ...................................................................................................................

             73,000 Pepsi Bottling Group, Inc. (The)                                                      2,915,438

 ...................................................................................................................

          1,745,900 PepsiCo, Inc.                                                                        86,531,169

-------------------------------------------------------------------------------------------------------------------

                                                                                                        311,394,179

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.1%)

 ...................................................................................................................

            204,152 General Motors Corp. Class H (NON)                                                    4,695,496

-------------------------------------------------------------------------------------------------------------------



Building Materials (--%)

 ...................................................................................................................

             36,400 Vulcan Materials Co.                                                                  1,742,650

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.3%)

 ...................................................................................................................

             32,500 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                           440,781

 ...................................................................................................................

            420,000 Comcast Corp. Class A (NON)                                                          17,535,000

 ...................................................................................................................

            337,265 USA Networks, Inc. (NON)                                                              6,555,588

-------------------------------------------------------------------------------------------------------------------

                                                                                                         24,531,369

-------------------------------------------------------------------------------------------------------------------



Chemicals (2.7%)

 ...................................................................................................................

            384,500 Air Products & Chemicals, Inc.                                                       15,764,500

 ...................................................................................................................

            216,000 Avery Dennison Corp.                                                                 11,853,000

 ...................................................................................................................

            783,855 Dow Chemical Co.                                                                     28,708,689

 ...................................................................................................................

          1,948,204 du Pont (E.I.) de Nemours & Co., Ltd.                                                94,122,606

 ...................................................................................................................

            557,100 Eastman Chemical Co.                                                                 27,158,625

 ...................................................................................................................

             79,000 Engelhard Corp.                                                                       1,609,625

 ...................................................................................................................

             40,000 Hercules, Inc.                                                                          762,500

 ...................................................................................................................

            265,905 Minnesota Mining & Manufacturing Co.                                                 32,041,553

 ...................................................................................................................

            486,092 PPG Industries, Inc.                                                                 22,512,136

 ...................................................................................................................

             73,100 Praxair, Inc.                                                                         3,243,813

 ...................................................................................................................

            232,800 Rohm & Haas Co.                                                                       8,453,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                        246,230,597

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.2%)

 ...................................................................................................................

            901,254 Cendant Corp. (NON)                                                                   8,674,570

 ...................................................................................................................

             81,500 Cintas Corp.                                                                          4,334,781

 ...................................................................................................................

             40,000 DST Systems, Inc. (NON)                                                               2,680,000

 ...................................................................................................................

             18,100 H&R Block, Inc.                                                                         748,888

 ...................................................................................................................

          2,600,000 Service Corp. International (NON)                                                     4,550,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         20,988,239

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (0.4%)

 ...................................................................................................................

          2,397,587 Lucent Technologies, Inc.                                                            32,367,425

 ...................................................................................................................

             68,755 Scientific-Atlanta, Inc.                                                              2,238,835

-------------------------------------------------------------------------------------------------------------------

                                                                                                         34,606,260

-------------------------------------------------------------------------------------------------------------------



Computers (3.8%)

 ...................................................................................................................

            749,190 3Com Corp. (NON)                                                                      6,368,115

 ...................................................................................................................

            229,600 Apple Computer, Inc. (NON)                                                            3,415,300

 ...................................................................................................................

          1,788,345 Compaq Computer Corp.                                                                26,914,592

 ...................................................................................................................

          2,260,155 Dell Computer Corp. (NON)                                                            39,411,453

 ...................................................................................................................

            334,937 Gateway, Inc. (NON)                                                                   6,025,517

 ...................................................................................................................

          2,261,141 Hewlett-Packard Co.                                                                  71,367,263

 ...................................................................................................................

          2,034,616 IBM Corp.                                                                           172,942,360

 ...................................................................................................................

            311,400 Lexmark International Group, Inc.

                    Class A (NON)                                                                        13,798,913

 ...................................................................................................................

             22,000 NCR Corp. (NON)                                                                       1,080,750

 ...................................................................................................................

            504,793 Quantum Corp. (NON)                                                                   6,720,057

-------------------------------------------------------------------------------------------------------------------

                                                                                                        348,044,320

-------------------------------------------------------------------------------------------------------------------



Conglomerates (3.9%)

 ...................................................................................................................

             26,500 Berkshire Hathaway, Inc. (NON)                                                       62,381,000

 ...................................................................................................................

            504,600 Cooper Industries, Inc.                                                              23,180,063

 ...................................................................................................................

          2,469,000 General Electric Co.                                                                118,357,688

 ...................................................................................................................

          1,015,700 Honeywell International, Inc.                                                        48,055,306

 ...................................................................................................................

             24,000 Textron, Inc.                                                                         1,116,000

 ...................................................................................................................

          1,889,800 Tyco International, Ltd.                                                            104,883,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                        357,973,957

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (1.1%)

 ...................................................................................................................

            176,000 Capital One Financial Corp.                                                          11,583,000

 ...................................................................................................................

            973,800 Household International, Inc.                                                        53,559,000

 ...................................................................................................................

            459,030 MBNA Corp.                                                                           16,955,421

 ...................................................................................................................

            357,284 Providian Financial Corp.                                                            20,543,830

-------------------------------------------------------------------------------------------------------------------

                                                                                                        102,641,251

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (2.8%)

 ...................................................................................................................

            532,700 Avon Products, Inc.                                                                  25,503,013

 ...................................................................................................................

            628,000 Clorox Co.                                                                           22,294,000

 ...................................................................................................................

             47,167 Colgate-Palmolive Co.                                                                 3,044,630

 ...................................................................................................................

            536,800 Gillette Co.                                                                         19,391,900

 ...................................................................................................................

            976,858 Kimberly-Clark Corp.                                                                 69,054,092

 ...................................................................................................................

          1,255,993 Procter & Gamble Co.                                                                 98,516,951

 ...................................................................................................................

            134,416 Unilever NV (Netherlands)                                                             8,459,807

 ...................................................................................................................

          1,032,600 Unilever PLC (United Kingdom)                                                         8,836,738

-------------------------------------------------------------------------------------------------------------------

                                                                                                        255,101,131

-------------------------------------------------------------------------------------------------------------------



Distribution (0.2%)

 ...................................................................................................................

            565,200 SYSCO Corp.                                                                          16,956,000

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (3.9%)

 ...................................................................................................................

             57,500 CMS Energy Corp.                                                                      1,822,031

 ...................................................................................................................

            609,672 Consolidated Edison, Inc.                                                            23,472,372

 ...................................................................................................................

            330,000 Dominion Resources, Inc.                                                             22,110,000

 ...................................................................................................................

            768,000 Duke Energy Corp.                                                                    65,472,000

 ...................................................................................................................

            685,971 Edison International                                                                 10,718,297

 ...................................................................................................................

          1,422,100 Entergy Corp.                                                                        60,172,606

 ...................................................................................................................

             77,262 Exelon Corp.                                                                          5,424,565

 ...................................................................................................................

            524,100 FirstEnergy Corp.                                                                    16,541,906

 ...................................................................................................................

            653,300 NiSource, Inc.                                                                       20,088,975

 ...................................................................................................................

            232,300 Pacific Gas & Electric Co.                                                            4,646,000

 ...................................................................................................................

            855,400 Progress Energy, Inc.                                                                42,074,988

 ...................................................................................................................

            380,000 Public Service Enterprise Group, Inc.                                                18,477,500

 ...................................................................................................................

            451,800 Reliant Energy, Inc.                                                                 19,568,588

 ...................................................................................................................

          1,001,500 TXU Corp.                                                                            44,378,969

-------------------------------------------------------------------------------------------------------------------

                                                                                                        354,968,797

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (1.0%)

 ...................................................................................................................

            771,800 Emerson Electric Co.                                                                 60,827,488

 ...................................................................................................................

            682,641 Rockwell International Corp.                                                         32,510,778

-------------------------------------------------------------------------------------------------------------------

                                                                                                         93,338,266

-------------------------------------------------------------------------------------------------------------------



Electronics (0.8%)

 ...................................................................................................................

            369,765 Advanced Micro Devices, Inc. (NON)                                                    5,107,379

 ...................................................................................................................

            258,649 Agilent Technologies, Inc. (NON)                                                     14,161,033

 ...................................................................................................................

             49,000 Cypress Semiconductor Corp. (NON)                                                       964,688

 ...................................................................................................................

            161,237 LSI Logic Corp. (NON)                                                                 2,755,540

 ...................................................................................................................

            327,191 Micron Technology, Inc. (NON)                                                        11,615,281

 ...................................................................................................................

          1,612,900 Motorola, Inc.                                                                       32,661,225

 ...................................................................................................................

             72,200 Solectron Corp. (NON)                                                                 2,447,580

 ...................................................................................................................

             53,400 Vishay Intertechnology, Inc. (NON)                                                      807,675

-------------------------------------------------------------------------------------------------------------------

                                                                                                         70,520,401

-------------------------------------------------------------------------------------------------------------------



Energy (1.0%)

 ...................................................................................................................

            316,700 Baker Hughes, Inc.                                                                   13,162,844

 ...................................................................................................................

             20,100 BJ Services Co. (NON)                                                                 1,384,388

 ...................................................................................................................

            967,100 Halliburton Co.                                                                      35,057,375

 ...................................................................................................................

            288,526 Schlumberger, Ltd.                                                                   23,064,047

 ...................................................................................................................

            502,000 Transocean Sedco Forex, Inc.                                                         23,092,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         95,760,654

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.3%)

 ...................................................................................................................

            583,172 Viacom, Inc. Class B (NON)                                                           27,263,291

-------------------------------------------------------------------------------------------------------------------



Financial (6.3%)

 ...................................................................................................................

            727,020 American Express Co.                                                                 39,940,661

 ...................................................................................................................

          5,619,769 Citigroup, Inc.                                                                     286,959,455

 ...................................................................................................................

            300,300 CTI Group, Inc. (The)                                                                 6,043,538

 ...................................................................................................................

          1,573,518 Fannie Mae                                                                          136,502,687

 ...................................................................................................................

            950,417 Freddie Mac                                                                          65,459,971

 ...................................................................................................................

            204,500 MGIC Investment Corp.                                                                13,790,969

 ...................................................................................................................

            409,900 USA Education, Inc.                                                                  27,873,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                        576,570,481

-------------------------------------------------------------------------------------------------------------------



Food (1.6%)

 ...................................................................................................................

            300,510 Archer Daniels Midland Co.                                                            4,507,650

 ...................................................................................................................

            102,100 Campbell Soup Co.                                                                     3,535,213

 ...................................................................................................................

            870,700 ConAgra, Inc.                                                                        22,638,200

 ...................................................................................................................

            582,500 Heinz (H.J.) Co.                                                                     27,632,344

 ...................................................................................................................

          1,195,200 Kellogg Co.                                                                          31,374,000

 ...................................................................................................................

             62,468 Quaker Oats Co. (The)                                                                 6,082,822

 ...................................................................................................................

            629,839 Ralston-Ralston Purina Group                                                         16,454,544

 ...................................................................................................................

          1,512,885 Sara Lee Corp.                                                                       37,160,238

-------------------------------------------------------------------------------------------------------------------

                                                                                                        149,385,011

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (0.1%)

 ...................................................................................................................

            219,200 MGM Grand, Inc.                                                                       6,178,700

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.9%)

 ...................................................................................................................

             70,700 Aetna, Inc. (NON)                                                                     2,903,119

 ...................................................................................................................

            512,738 Baxter International, Inc.                                                           45,281,175

 ...................................................................................................................

            110,800 Cardinal Health, Inc.                                                                11,038,450

 ...................................................................................................................

            321,969 CIGNA Corp.                                                                          42,596,499

 ...................................................................................................................

            150,800 HCA -The Healthcare Corp.                                                             6,636,708

 ...................................................................................................................

            285,875 HEALTHSOUTH Corp. (NON)                                                               4,663,336

 ...................................................................................................................

            388,100 IMS Health, Inc.                                                                     10,478,700

 ...................................................................................................................

             89,667 Quest Diagnostics, Inc. (NON)                                                        12,732,714

 ...................................................................................................................

            203,400 Tenet Healthcare Corp. (NON)                                                          9,038,588

 ...................................................................................................................

            318,916 United Health Group, Inc.                                                            19,573,470

 ...................................................................................................................

            106,000 Wellpoint Health Networks, Inc. (NON)                                                12,216,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                        177,159,259

-------------------------------------------------------------------------------------------------------------------



Household Furniture and Appliances (0.1%)

 ...................................................................................................................

            186,700 Newell Rubbermaid, Inc.                                                               4,247,425

 ...................................................................................................................

             70,800 Whirlpool Corp.                                                                       3,376,275

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,623,700

-------------------------------------------------------------------------------------------------------------------



Insurance (2.1%)

 ...................................................................................................................

            109,228 AFLAC, Inc.                                                                           7,884,896

 ...................................................................................................................

            230,000 Allstate Corp.                                                                       10,019,375

 ...................................................................................................................

            726,632 American General Corp.                                                               59,220,508

 ...................................................................................................................

            385,000 AON Corp.                                                                            13,186,250

 ...................................................................................................................

            275,000 Chubb Corp. (The)                                                                    23,787,500

 ...................................................................................................................

             67,600 CNA Financial Corp. (NON)                                                             2,619,500

 ...................................................................................................................

            438,400 Hartford Financial Services Group                                                    30,962,000

 ...................................................................................................................

             49,000 Jefferson-Pilot Corp.                                                                 3,662,750

 ...................................................................................................................

             53,300 John Hancock Financial Services                                                       2,005,413

 ...................................................................................................................

            477,048 Lincoln National Corp.                                                               22,570,334

 ...................................................................................................................

             40,700 Progressive Corp. (The)                                                               4,217,538

 ...................................................................................................................

            156,613 Torchmark Corp.                                                                       6,019,812

 ...................................................................................................................

             62,000 UnumProvident Corp.                                                                   1,666,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                        187,822,126

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (3.5%)

 ...................................................................................................................

             32,500 Bear Stearns Companies, Inc. (The)                                                    1,647,344

 ...................................................................................................................

             88,500 Franklin Resources, Inc.                                                              3,371,850

 ...................................................................................................................

            624,982 Goldman Sachs Group, Inc. (The)                                                      66,834,013

 ...................................................................................................................

            307,200 Lehman Brothers Holdings, Inc.                                                       20,774,400

 ...................................................................................................................

          1,004,466 Merrill Lynch & Co., Inc.                                                            68,492,025

 ...................................................................................................................

          1,746,199 Morgan Stanley, Dean Witter, & Co.                                                  138,386,271

 ...................................................................................................................

            204,082 Stilwell Financial, Inc.                                                              8,048,484

 ...................................................................................................................

            335,942 T. Rowe Price Group, Inc.                                                            14,198,799

 ...................................................................................................................

            181,604 TD Waterhouse Group, Inc. (NON)                                                       2,406,253

-------------------------------------------------------------------------------------------------------------------

                                                                                                        324,159,439

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.3%)

 ...................................................................................................................

            547,100 Carnival Corp. Class A                                                               16,857,519

 ...................................................................................................................

             82,000 Royal Caribbean Cruises, Ltd.                                                         2,168,900

 ...................................................................................................................

            219,900 Starwood Hotels & Resorts ,

                    Worldwide Inc.                                                                        7,751,475

-------------------------------------------------------------------------------------------------------------------

                                                                                                         26,777,894

-------------------------------------------------------------------------------------------------------------------



Machinery (0.5%)

 ...................................................................................................................

            659,779 Caterpillar, Inc.                                                                    31,215,794

 ...................................................................................................................

            422,807 Dover Corp.                                                                          17,150,109

 ...................................................................................................................

             38,333 Ingersoll-Rand Co.                                                                    1,605,194

-------------------------------------------------------------------------------------------------------------------

                                                                                                         49,971,097

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.2%)

 ...................................................................................................................

             69,600 Danaher Corp.                                                                         4,758,900

 ...................................................................................................................

            246,383 Illinois Tool Works, Inc.                                                            14,675,187

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,434,087

-------------------------------------------------------------------------------------------------------------------



Media (0.9%)

 ...................................................................................................................

          2,844,000 Disney (Walt) Productions, Inc.                                                      82,298,250

-------------------------------------------------------------------------------------------------------------------



Medical Technology (0.2%)

 ...................................................................................................................

            167,600 Becton, Dickson and Co.                                                               5,803,150

 ...................................................................................................................

            415,500 Boston Scientific Corp. (NON)                                                         5,687,156

 ...................................................................................................................

             14,000 St. Jude Medical, Inc. (NON)                                                            860,125

 ...................................................................................................................

             42,700 Stryker Corp.                                                                         2,160,193

-------------------------------------------------------------------------------------------------------------------

                                                                                                         14,510,624

-------------------------------------------------------------------------------------------------------------------



Metals (0.3%)

 ...................................................................................................................

            415,900 Alcoa, Inc.                                                                          13,932,650

 ...................................................................................................................

            790,000 Freeport-McMoRan Copper &

                    Gold Co., Inc. Class A (NON)                                                          6,517,500

 ...................................................................................................................

            605,000 Freeport-McMoRan Copper &

                    Gold Co., Inc. Class B (NON)                                                          5,180,313

-------------------------------------------------------------------------------------------------------------------

                                                                                                         25,630,463

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (1.3%)

 ...................................................................................................................

            450,400 El Paso Energy Corp.                                                                 32,259,900

 ...................................................................................................................

            503,500 Enron Corp.                                                                          41,853,438

 ...................................................................................................................

            390,273 Sempra Energy                                                                         9,073,847

 ...................................................................................................................

            801,296 Williams Cos., Inc.                                                                  32,001,759

-------------------------------------------------------------------------------------------------------------------

                                                                                                        115,188,944

-------------------------------------------------------------------------------------------------------------------



Office Equipment & Supplies (--%)

 ...................................................................................................................

            104,100 Pitney Bowes, Inc.                                                                    3,448,313

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (8.5%)

 ...................................................................................................................

             62,300 Amerada Hess Corp.                                                                    4,551,794

 ...................................................................................................................

             36,800 Anadarko Petroleum Corp.                                                              2,615,744

 ...................................................................................................................

            141,000 Apache Corp.                                                                          9,878,813

 ...................................................................................................................

            786,162 BP Amoco PLC ADR (United Kingdom)                                                    37,637,506

 ...................................................................................................................

            109,500 Burlington Resources, Inc.                                                            5,529,750

 ...................................................................................................................

            938,800 Chevron, Inc.                                                                        79,269,925

 ...................................................................................................................

            644,600 Conoco, Inc.                                                                         18,451,675

 ...................................................................................................................

          1,097,677 Conoco, Inc. Class B                                                                 31,764,028

 ...................................................................................................................

            202,154 EOG Resources, Inc.                                                                  11,055,297

 ...................................................................................................................

          3,566,165 ExxonMobil Corp.                                                                    310,033,470

 ...................................................................................................................

             89,400 Kerr-McGee Corp.                                                                      5,984,213

 ...................................................................................................................

            202,674 Occidental Petroleum Corp.                                                            4,914,845

 ...................................................................................................................

            161,426 Phillips Petroleum Co.                                                                9,181,104

 ...................................................................................................................

          2,787,300 Royal Dutch Petroleum Co. PLC

                    ADR (Netherlands)                                                                   168,805,856

 ...................................................................................................................

            303,600 Texaco, Inc.                                                                         18,861,150

 ...................................................................................................................

            824,300 Tosco Corp.                                                                          27,974,681

 ...................................................................................................................

            912,539 Unocal Corp.                                                                         35,303,853

 ...................................................................................................................

            124,600 USX-Marathon Group, Inc.                                                              3,457,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                        785,271,354

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (1.1%)

 ...................................................................................................................

             52,900 Boise Cascade Corp.                                                                   1,778,763

 ...................................................................................................................

            243,290 Georgia Pacific Corp.                                                                 7,572,401

 ...................................................................................................................

            580,800 International Paper Co.                                                              23,703,900

 ...................................................................................................................

            907,900 Owens-Illinois, Inc. (NON)                                                            5,163,681

 ...................................................................................................................

             65,600 Sealed Air Corp. (NON)                                                                2,000,800

 ...................................................................................................................

            114,300 Smurfit-Stone Container Corp. (NON)                                                   1,707,356

 ...................................................................................................................

            360,000 Temple Inland, Inc.                                                                  19,305,000

 ...................................................................................................................

            860,476 Weyerhaeuser Co.                                                                     43,669,157

-------------------------------------------------------------------------------------------------------------------

                                                                                                        104,901,058

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (10.7%)

 ...................................................................................................................

          2,147,900 Abbott Laboratories                                                                 104,038,906

 ...................................................................................................................

          1,686,037 American Home Products Corp.                                                        107,147,651

 ...................................................................................................................

          2,721,387 Bristol-Myers Squibb Co.                                                            201,212,551

 ...................................................................................................................

          1,554,120 Johnson & Johnson                                                                   163,279,733

 ...................................................................................................................

            719,284 Lilly (Eli) & Co.                                                                    66,938,367

 ...................................................................................................................

          2,770,866 Merck & Co., Inc.                                                                   259,422,329

 ...................................................................................................................

            751,348 Pharmacia Corp.                                                                      45,832,228

 ...................................................................................................................

            634,569 Schering-Plough Corp.                                                                36,011,791

-------------------------------------------------------------------------------------------------------------------

                                                                                                        983,883,556

-------------------------------------------------------------------------------------------------------------------



Photography/Imaging (0.3%)

 ...................................................................................................................

            560,925 Eastman Kodak Co.                                                                    22,086,422

 ...................................................................................................................

          1,569,200 Xerox Corp.                                                                           7,257,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                         29,343,972

-------------------------------------------------------------------------------------------------------------------



Publishing (0.8%)

 ...................................................................................................................

            316,400 Dow Jones & Co., Inc.                                                                17,916,150

 ...................................................................................................................

             29,671 Knight-Ridder, Inc.                                                                   1,687,538

 ...................................................................................................................

            381,200 McGraw-Hill, Inc.                                                                    22,347,850

 ...................................................................................................................

            280,600 New York Times Co. (The) Class A                                                     11,241,538

 ...................................................................................................................

            416,200 Tribune Co.                                                                          17,584,450

-------------------------------------------------------------------------------------------------------------------

                                                                                                         70,777,526

-------------------------------------------------------------------------------------------------------------------



Railroads (0.7%)

 ...................................................................................................................

          1,667,600 Burlington Northern Santa Fe Corp.                                                   47,213,925

 ...................................................................................................................

            218,348 CSX Corp.                                                                             5,663,401

 ...................................................................................................................

            100,500 Norfolk Southern Corp.                                                                1,337,906

 ...................................................................................................................

            212,100 Union Pacific Corp.                                                                  10,764,075

-------------------------------------------------------------------------------------------------------------------

                                                                                                         64,979,307

-------------------------------------------------------------------------------------------------------------------



Real Estate (--%)

 ...................................................................................................................

             35,000 Boston Properties, Inc. (R)                                                           1,522,500

 ...................................................................................................................

             29,000 Equity Residential Properties Trust (R))                                              1,604,063

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,126,563

-------------------------------------------------------------------------------------------------------------------



Regional Bells (5.6%)

 ...................................................................................................................

          2,770,300 BellSouth Corp.                                                                     113,409,156

 ...................................................................................................................

          4,879,152 SBC Communications, Inc. (SEG)                                                      232,979,508

 ...................................................................................................................

          3,407,103 Verizon Communications                                                              170,781,038

-------------------------------------------------------------------------------------------------------------------

                                                                                                        517,169,702

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.6%)

 ...................................................................................................................

          1,378,200 McDonald's Corp.                                                                     46,858,800

 ...................................................................................................................

            146,700 Starbucks Corp. (NON)                                                                 6,491,475

-------------------------------------------------------------------------------------------------------------------

                                                                                                         53,350,275

-------------------------------------------------------------------------------------------------------------------



Retail (2.6%)

 ...................................................................................................................

          1,097,800 Albertsons, Inc.                                                                     29,091,700

 ...................................................................................................................

            282,342 Best Buy Co., Inc. (NON)                                                              8,346,735

 ...................................................................................................................

            102,836 Circuit City Stores, Inc.                                                             1,182,614

 ...................................................................................................................

            141,500 Costco Wholesale Corp. (NON)                                                          5,651,156

 ...................................................................................................................

            145,650 Dollar General Corp.                                                                  2,749,144

 ...................................................................................................................

            659,000 Federated Department Stores, Inc. (NON)                                              23,065,000

 ...................................................................................................................

            793,021 Gap, Inc. (The)                                                                      20,222,036

 ...................................................................................................................

            618,050 K mart Corp. (NON)                                                                    3,283,391

 ...................................................................................................................

            430,000 Kroger Co. (NON)                                                                     11,636,875

 ...................................................................................................................

            278,400 Limited, Inc. (The)                                                                   4,750,200

 ...................................................................................................................

            833,800 Lowe's Cos., Inc.                                                                    37,104,100

 ...................................................................................................................

             36,244 May Department Stores Co.                                                             1,186,991

 ...................................................................................................................

             76,100 RadioShack Corp.                                                                      3,258,031

 ...................................................................................................................

            705,000 Rite Aid Corp. (NON)                                                                  1,674,375

 ...................................................................................................................

            190,300 Safeway, Inc. (NON)                                                                  11,893,750

 ...................................................................................................................

            569,900 Sears, Roebuck & Co.                                                                 19,804,025

 ...................................................................................................................

          1,255,500 Staples, Inc. (NON)                                                                  14,830,594

 ...................................................................................................................

          1,077,600 Target Corp.                                                                         34,752,600

 ...................................................................................................................

             32,300 Tiffany & Co.                                                                         1,021,488

 ...................................................................................................................

            274,400 TJX Cos., Inc. (The)                                                                  7,614,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                        243,119,405

-------------------------------------------------------------------------------------------------------------------



Semiconductor (0.1%)

 ...................................................................................................................

            132,847 Conexant Systems, Inc. (NON)                                                          2,042,523

 ...................................................................................................................

             79,032 Teradyne, Inc. (NON)                                                                  2,943,942

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,986,465

-------------------------------------------------------------------------------------------------------------------



Software (0.6%)

 ...................................................................................................................

          1,992,800 BMC Software, Inc. (NON)                                                             27,899,200

 ...................................................................................................................

          1,204,300 Computer Associates International, Inc.                                              23,483,850

-------------------------------------------------------------------------------------------------------------------

                                                                                                         51,383,050

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.0%)

 ...................................................................................................................

            109,335 Computer Sciences Corp. (NON)                                                         6,573,767

 ...................................................................................................................

            243,400 Convergys Corp. (NON)                                                                11,029,063

 ...................................................................................................................

          1,217,696 Electronic Data Systems Corp.                                                        70,321,944

 ...................................................................................................................

             83,400 Fiserv, Inc. (NON)                                                                    3,956,288

 ...................................................................................................................

             37,400 SunGard Data Systems Inc. (NON)                                                       1,762,475

-------------------------------------------------------------------------------------------------------------------

                                                                                                         93,643,537

-------------------------------------------------------------------------------------------------------------------



Telecommunications (2.0%)

 ...................................................................................................................

            353,276 ALLTEL Corp.                                                                         22,057,670

 ...................................................................................................................

          3,148,401 American Telephone & Telegraph Co.                                                   54,506,692

 ...................................................................................................................

            768,956 AT&T Wireless Group (NON)                                                            13,312,551

 ...................................................................................................................

             64,026 CenturyTel, Inc.                                                                      2,288,930

 ...................................................................................................................

            830,627 Global Crossing Ltd. (NON)                                                           11,888,349

 ...................................................................................................................

             54,022 NTL, Inc. (United Kingdom) (NON)                                                      1,293,152

 ...................................................................................................................

          1,549,518 Sprint Corp.                                                                         31,474,584

 ...................................................................................................................

          3,562,100 Worldcom, Inc. (NON)                                                                 50,092,031

-------------------------------------------------------------------------------------------------------------------

                                                                                                        186,913,959

-------------------------------------------------------------------------------------------------------------------



Textiles (0.2%)

 ...................................................................................................................

            367,145 Nike, Inc.                                                                           20,491,280

-------------------------------------------------------------------------------------------------------------------



Tobacco (1.9%)

 ...................................................................................................................

          3,968,737 Philip Morris Cos., Inc.                                                            174,624,428

-------------------------------------------------------------------------------------------------------------------



Toys (--%)

 ...................................................................................................................

             42,600 Mattel, Inc.                                                                            615,144

-------------------------------------------------------------------------------------------------------------------



Transportation Services (--%)

 ...................................................................................................................

             51,400 United Parcel Service, Inc. Class B                                                   3,022,963

-------------------------------------------------------------------------------------------------------------------



Trucks & Parts (0.1%)

 ...................................................................................................................

            114,500 Johnson Controls, Inc.                                                                5,954,000

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.7%)

 ...................................................................................................................

            202,500 Republic Services, Inc. (NON)                                                         3,480,469

 ...................................................................................................................

          2,333,363 Waste Management, Inc.                                                               64,750,801

-------------------------------------------------------------------------------------------------------------------

                                                                                                         68,231,270

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $7,580,138,012)                                                           $ 9,075,948,000

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE PREFERRED STOCKS (0.1%) (a) (cost $14,171,397)

-------------------------------------------------------------------------------------------------------------------

    Number of Shares                                                                                          Value

 ...................................................................................................................

            255,000 K mart Financing I $3.875

                    cum. cv. pfd.                                                                   $     6,757,500

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE BONDS AND NOTES (--%) (a) (cost $1,947,018)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      4,700,000 Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                      $     1,316,000

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (1.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     35,000,000 Venture Business Trust effective yield of

                    6.60%, January 1, 2001                                                          $    34,974,333

 ...................................................................................................................

         63,988,000 Interest in $951,125,000 joint repurchase

                    agreement dated December 31, 2000

                    with Goldman Sachs & Co. due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $64,033,645 for an effective

                    yield of 6.42%                                                                       63,988,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $98,962,333)                                                              $    98,962,333

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $7,695,218,760) (b)                                                       $ 9,182,983,833

-------------------------------------------------------------------------------------------------------------------



Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                Aggregate             Expiration                     Unrealized

                   Total Value                 Face Value                   Date                   Appreciation

 ...................................................................................................................

S&P 500 Index

(Long)             $27,033,750                $26,943,175                 Mar-01                $        90,575

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Growth Opportunities Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (95.9%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Banking (1.9%)

 ...................................................................................................................

             40,500 Bank of New York Company, Inc.                                                  $     2,235,094

-------------------------------------------------------------------------------------------------------------------



Beverage (0.9%)

 ...................................................................................................................

             20,600 PepsiCo, Inc.                                                                         1,020,988

-------------------------------------------------------------------------------------------------------------------



Biotechnology (7.3%)

 ...................................................................................................................

             35,100 Amgen, Inc. (NON)                                                                     2,244,206

 ...................................................................................................................

             40,400 Genentech, Inc. (NON)                                                                 3,292,600

 ...................................................................................................................

             34,700 Immunex Corp. (NON)                                                                   1,409,688

 ...................................................................................................................

             35,500 Medimmune, Inc. (NON)                                                                 1,692,906

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,639,400

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.6%)

 ...................................................................................................................

             33,200 Echostar Communications Corp. Class A (NON)                                             755,300

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.9%)

 ...................................................................................................................

             75,100 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                         1,018,544

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (14.9%)

 ...................................................................................................................

             22,400 Brocade Communications Systems (NON)                                                  2,056,600

 ...................................................................................................................

            179,300 Cisco Systems, Inc. (NON)                                                             6,858,225

 ...................................................................................................................

              9,700 Comverse Technology, Inc. (NON)                                                       1,053,663

 ...................................................................................................................

             19,500 Corning, Inc.                                                                         1,029,844

 ...................................................................................................................

             15,200 Juniper Networks, Inc. (NON)                                                          1,916,150

 ...................................................................................................................

             40,200 Nokia Oyj ADR (Finland)                                                               1,748,700

 ...................................................................................................................

             35,500 QUALCOMM, Inc. (NON)                                                                  2,917,656

 ...................................................................................................................

                800 Redback Networks, Inc. (NON)                                                             32,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,613,638

-------------------------------------------------------------------------------------------------------------------



Computers (7.0%)

 ...................................................................................................................

             60,800 EMC Corp. (NON)                                                                       4,043,200

 ...................................................................................................................

             20,000 Network Appliance, Inc. (NON)                                                         1,283,750

 ...................................................................................................................

             58,100 Sun Microsystems, Inc. (NON)                                                          1,619,538

 ...................................................................................................................

             17,400 VeriSign, Inc. (NON)                                                                  1,290,863

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,237,351

-------------------------------------------------------------------------------------------------------------------



Conglomerates (12.5%)

 ...................................................................................................................

            193,500 General Electric Co.                                                                  9,275,906

 ...................................................................................................................

             99,800 Tyco International, Ltd.                                                              5,538,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                         14,814,806

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.9%)

 ...................................................................................................................

             15,900 Capital One Financial Corp.                                                           1,046,419

-------------------------------------------------------------------------------------------------------------------



Electronics (5.4%)

 ...................................................................................................................

             36,500 Applied Micro Circuits Corp. (NON)                                                    2,739,211

 ...................................................................................................................

             62,100 Intel Corp.                                                                           1,866,881

 ...................................................................................................................

             36,600 Maxim Integrated Products, Inc. (NON)                                                 1,749,938

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,356,030

-------------------------------------------------------------------------------------------------------------------



Entertainment (2.7%)

 ...................................................................................................................

             69,320 Viacom, Inc. Class B (NON)                                                            3,240,710

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.7%)

 ...................................................................................................................

              7,300 Cardinal Health, Inc.                                                                   727,263

 ...................................................................................................................

             20,200 United Health Group Inc.                                                              1,239,775

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,967,038

-------------------------------------------------------------------------------------------------------------------



Insurance (2.5%)

 ...................................................................................................................

             30,300 American International Group, Inc.                                                    2,986,444

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (3.1%)

 ...................................................................................................................

             29,700 Morgan Stanley, Dean Witter & Co.                                                     2,353,725

 ...................................................................................................................

             47,000 Schwab (Charles) Corp.                                                                1,333,625

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,687,350

-------------------------------------------------------------------------------------------------------------------



Media (1.6%)

 ...................................................................................................................

             35,500 Time Warner, Inc.                                                                     1,854,520

-------------------------------------------------------------------------------------------------------------------



Medical Technology (3.7%)

 ...................................................................................................................

             25,200 Applera Corp-Applied Biosystems Group                                                 2,370,375

 ...................................................................................................................

             34,000 Medtronic, Inc.                                                                       2,052,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,423,125

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (11.8%)

 ...................................................................................................................

             26,700 Lilly (Eli) & Co.                                                                     2,484,769

 ...................................................................................................................

             18,800 Merck & Co., Inc.                                                                     1,760,150

 ...................................................................................................................

            144,800 Pfizer, Inc.                                                                          6,660,800

 ...................................................................................................................

             40,100 Pharmacia Corp.                                                                       2,446,100

 ...................................................................................................................

              9,800 Schering-Plough Corp.                                                                   556,150

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,907,969

-------------------------------------------------------------------------------------------------------------------



Retail (1.1%)

 ...................................................................................................................

             24,900 Wal-Mart Stores, Inc.                                                                 1,322,813

-------------------------------------------------------------------------------------------------------------------



Software (11.4%)

 ...................................................................................................................

             41,100 BEA Systems, Inc. (NON)                                                               2,766,538

 ...................................................................................................................

             25,600 i2 Technologies, Inc. (NON)                                                           1,392,000

 ...................................................................................................................

             65,200 Microsoft Corp. (NON)                                                                 2,828,050

 ...................................................................................................................

             23,000 Oracle Corp. (NON)                                                                      668,438

 ...................................................................................................................

             36,900 Siebel Systems, Inc. (NON)                                                            2,495,363

 ...................................................................................................................

             37,300 VERITAS Software Corp. (NON)                                                          3,263,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,414,139

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.1%)

 ...................................................................................................................

             36,600 America Online, Inc. (NON)                                                            1,273,680

-------------------------------------------------------------------------------------------------------------------



Telecommunications (2.9%)

 ...................................................................................................................

             29,700 Nextel Communications, Inc. Class A (NON)                                               735,075

 ...................................................................................................................

             63,400 Sprint Corp. (PCS Group) (NON)                                                        1,295,738

 ...................................................................................................................

             77,075 XO Communications, Inc. (NON)                                                         1,372,898

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,403,711

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $133,558,642)                                                             $   113,219,069

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.4%) (a) (cost $4,038,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      4,038,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg Securities due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $4,040,871 for an effective yield of 6.40%                                      $     4,038,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $137,596,642) (b)                                                         $   117,257,069

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Health Sciences Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (96.6%) (a)

-------------------------------------------------------------------------------------------------------------------

    Number of Shares                                                                                          Value

 ...................................................................................................................



Biotechnology (18.7%)

 ...................................................................................................................

             41,900 Abgenix, Inc. (NON)                                                             $     2,474,719

 ...................................................................................................................

             29,800 Alexion Pharmaceuticals, Inc. (NON)                                                   1,935,138

 ...................................................................................................................

            109,600 Alkermes, Inc. (NON)                                                                  3,438,700

 ...................................................................................................................

            103,700 Amgen, Inc. (NON)                                                                     6,630,319

 ...................................................................................................................

             27,700 Applied Molecular Evolution, Inc. (NON)                                                 472,631

 ...................................................................................................................

             83,200 Biovail Corporation (Canada) (NON)                                                    3,231,480

 ...................................................................................................................

             15,200 Caliper Technologies Corp. (NON)                                                        714,400

 ...................................................................................................................

             53,500 Cephalon, Inc. (NON)                                                                  3,387,219

 ...................................................................................................................

            109,800 COR Therapeutics, Inc. (NON)                                                          3,863,588

 ...................................................................................................................

              3,200 Diversa Corp. (NON)                                                                      57,400

 ...................................................................................................................

             49,200 Enzon, Inc. (NON)                                                                     3,053,475

 ...................................................................................................................

              9,100 Genaissance Pharmaceuticals (NON)                                                       163,800

 ...................................................................................................................

            212,100 Genentech, Inc. (NON)                                                                17,286,150

 ...................................................................................................................

             60,000 Gilead Sciences, Inc. (NON)                                                           4,976,250

 ...................................................................................................................

             82,800 Guilford Pharmaceuticals, Inc. (NON)                                                  1,490,400

 ...................................................................................................................

             30,500 Human Genome Sciences, Inc. (NON)                                                     2,114,031

 ...................................................................................................................

             19,300 IDEC Pharmaceuticals Corp. (NON)                                                      3,658,556

 ...................................................................................................................

            109,900 IDEXX Laboratories, Inc. (NON)                                                        2,417,800

 ...................................................................................................................

            203,000 Immunex Corp. (NON)                                                                   8,246,875

 ...................................................................................................................

             19,800 Intermune Pharmaceuticals Inc. (NON)                                                    883,575

 ...................................................................................................................

             25,200 Intermune Pharmaceuticals, Inc. 144A (NON)                                            1,124,550

 ...................................................................................................................

             57,100 Invitrogen Corp. (NON)                                                                4,932,013

 ...................................................................................................................

             36,900 Medarex, Inc. (NON)                                                                   1,503,675

 ...................................................................................................................

            149,800 Medimmune, Inc. (NON)                                                                 7,143,588

 ...................................................................................................................

            107,100 Millennium Pharmaceuticals, Inc. (NON)                                                6,626,813

 ...................................................................................................................

             36,400 Nexia Biotechnologies, Inc. 144A                                                        197,576

 ...................................................................................................................

             33,300 Protein Design Labs, Inc. (NON)                                                       2,892,938

 ...................................................................................................................

             60,100 QIAGEN N.V. (Netherlands) (NON)                                                       2,079,084

 ...................................................................................................................

             18,800 Regeneration Technologies, Inc. (NON)                                                   267,900

 ...................................................................................................................

            117,500 Sepracor, Inc. (NON)                                                                  9,414,688

 ...................................................................................................................

             56,200 Tanox, Inc. (NON)                                                                     2,202,338

 ...................................................................................................................

             37,600 Transkaryotic Therapies, Inc. (Malaysia) (NON)                                        1,370,050

 ...................................................................................................................

             60,040 Trimeris, Inc. (NON)                                                                  3,294,695

-------------------------------------------------------------------------------------------------------------------

                                                                                                        113,546,414

-------------------------------------------------------------------------------------------------------------------



Medical Services (13.4%)

 ...................................................................................................................

             52,500 Baxter International, Inc.                                                            4,636,406

 ...................................................................................................................

            111,300 Cardinal Health, Inc.                                                                11,088,263

 ...................................................................................................................

             98,600 CIGNA Corp.                                                                          13,044,780

 ...................................................................................................................

             54,100 Eclipsys Corp. (NON)                                                                  1,325,450

 ...................................................................................................................

             50,500 First Health Group Corp. (NON)                                                        2,351,406

 ...................................................................................................................

            278,500 HCA --The Healthcare Corp.                                                           12,256,785

 ...................................................................................................................

             22,000 Laboratory Corp. of America Holdings (NON)                                            3,872,000

 ...................................................................................................................

             37,700 Lincare Holdings, Inc. (NON)                                                          2,151,256

 ...................................................................................................................

             91,200 Mckesson HBOC, Inc.                                                                   3,273,168

 ...................................................................................................................

             70,200 Province Healthcare Co. (NON)                                                         2,764,125

 ...................................................................................................................

             32,900 Quest Diagnostics, Inc. (NON)                                                         4,671,800

 ...................................................................................................................

            114,900 St. Jude Medical, Inc. (NON)                                                          7,059,169

 ...................................................................................................................

             63,200 Trigon Healthcare, Inc. (NON)                                                         4,917,750

 ...................................................................................................................

            122,400 United Health Group Inc.                                                              7,512,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                         80,924,658

-------------------------------------------------------------------------------------------------------------------



Medical Technology (10.3%)

 ...................................................................................................................

            110,600 Apogent Technologies, Inc. (NON)                                                      2,267,300

 ...................................................................................................................

            137,600 Applera Corp-Applied Biosystems Group                                                12,943,000

 ...................................................................................................................

            102,300 ArthroCare Corp. (NON)                                                                1,994,850

 ...................................................................................................................

             14,200 Avigen, Inc. (NON)                                                                      294,650

 ...................................................................................................................

             47,300 Cerus Corp. (NON)                                                                     3,559,325

 ...................................................................................................................

             48,700 Cyberonics, Inc. (NON)                                                                1,132,275

 ...................................................................................................................

             40,100 Cytyc Corp. (NON)                                                                     2,508,756

 ...................................................................................................................

            251,758 Medtronic, Inc.                                                                      15,199,889

 ...................................................................................................................

             50,800 Millipore Corp.                                                                       3,200,400

 ...................................................................................................................

             64,100 Minimed, Inc. (NON)                                                                   2,694,203

 ...................................................................................................................

             26,300 Molecular Devices Corp. (NON)                                                         1,799,906

 ...................................................................................................................

             36,700 SonoSite, Inc. (NON)                                                                    467,925

 ...................................................................................................................

             52,100 Stryker Corp.                                                                         2,635,739

 ...................................................................................................................

             36,866 Sybron Dental Specialties, Inc. (NON)                                                   622,114

 ...................................................................................................................

            129,300 Waters Corp. (NON)                                                                   10,796,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                         62,116,882

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (52.7%)

 ...................................................................................................................

            307,000 Abbott Laboratories                                                                  14,870,313

 ...................................................................................................................

            153,000 Allergan, Inc.                                                                       14,812,313

 ...................................................................................................................

             63,400 Alpharma, Inc. Class A                                                                2,781,675

 ...................................................................................................................

             69,100 Alza Corp. (NON)                                                                      2,936,750

 ...................................................................................................................

            259,500 American Home Products Corp.                                                         16,491,225

 ...................................................................................................................

             44,800 Andrx Group (NON)                                                                     2,592,800

 ...................................................................................................................

             23,400 Angiotech Pharmaceuticals, Inc.

                    (Canada) (NON)                                                                        1,076,400

 ...................................................................................................................

            367,400 AstraZeneca Group PLC

                    (United Kingdom)                                                                     18,921,100

 ...................................................................................................................

            152,232 Aventis S.A. (France)                                                                13,359,743

 ...................................................................................................................

             42,900 Barr Laboratories, Inc. (NON)                                                         3,129,019

 ...................................................................................................................

            129,300 Bristol-Myers Squibb Co. (SEG)                                                        9,560,119

 ...................................................................................................................

              9,000 Cell Therapeutics, Inc. (NON)                                                           405,563

 ...................................................................................................................

            117,200 Elan Corp. PLC ADR (Ireland) (NON)                                                    5,486,425

 ...................................................................................................................

             32,500 Forest Laboratories, Inc. (NON)                                                       4,318,438

 ...................................................................................................................

            106,000 GlaxoSmithKline PLC ADR

                    (United Kingdom) (NON)                                                                5,936,000

 ...................................................................................................................

            103,700 Inhale Therapeutic Systems (NON)                                                      5,236,850

 ...................................................................................................................

             10,900 Inspire Pharmaceuticals Inc. (NON)                                                      284,081

 ...................................................................................................................

             38,300 Ista Pharmaceuticals Inc. (NON)                                                         430,875

 ...................................................................................................................

            143,750 IVAX Corp. (NON)                                                                      5,505,625

 ...................................................................................................................

            138,990 Johnson & Johnson                                                                    14,602,637

 ...................................................................................................................

             36,600 King Pharmacueticals, Inc. (NON)                                                      1,891,763

 ...................................................................................................................

            307,900 Lilly (Eli) & Co.                                                                    28,653,944

 ...................................................................................................................

             22,800 Medicines Co. (NON)                                                                     467,400

 ...................................................................................................................

             59,600 Medicis Pharmaceutical Corp. Class A (NON)                                            3,523,850

 ...................................................................................................................

            328,900 Merck & Co., Inc.                                                                    30,793,263

 ...................................................................................................................

             27,800 Noven Pharmaceuticals, Inc. (NON)                                                     1,039,025

 ...................................................................................................................

             82,100 NPS Pharmaceuticals, Inc. (NON)                                                       3,940,800

 ...................................................................................................................

             14,500 Pain Therapeutics, Inc. (NON)                                                           215,688

 ...................................................................................................................

            704,275 Pfizer, Inc.                                                                         32,396,650

 ...................................................................................................................

            367,628 Pharmacia Corp.                                                                      22,425,308

 ...................................................................................................................

             36,900 Priority Healthcare Corp. Class B (NON)                                               1,505,981

 ...................................................................................................................

             73,000 Sankyo Co, Ltd. (Japan)                                                               1,752,256

 ...................................................................................................................

            117,800 Sanofi-Synthelabo SA (France)                                                         7,850,263

 ...................................................................................................................

            329,700 Schering-Plough Corp.                                                                18,710,475

 ...................................................................................................................

              6,884 Serono SA Class B, (Switzerland)                                                      6,629,037

 ...................................................................................................................

             95,600 Shire Pharmaceuticals Group PLC ADR

                    (United Kingdom) (NON)                                                                4,403,575

 ...................................................................................................................

            175,000 Takeda Chemical Industries (Japan)                                                   10,363,557

-------------------------------------------------------------------------------------------------------------------

                                                                                                        319,300,786

-------------------------------------------------------------------------------------------------------------------



Other (1.5%)

 ...................................................................................................................

            136,000 CVS Corp.                                                                             8,151,500

 ...................................................................................................................

             43,100 On Assignment, Inc. (NON)                                                             1,228,350

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,379,850

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $438,424,424)                                                             $   585,268,590

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.0%) (a) (cost $18,305,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     18,305,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg, Securities due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $18,318,017 for an effective yield

                    of 6.40%                                                                        $    18,305,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $456,729,424) (b)                                                         $   603,573,590

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                        Aggregate                  Expiration            Unrealized

                           Total Value                 Face Value                        Date          Appreciation

 ...................................................................................................................


S&P 500 Index

(Long)                      $7,342,500                 $7,263,238                       Mar-01      $        79,262

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT High Yield Fund



The fund's portfolio

December 31, 2000




CORPORATE BONDS AND NOTES (79.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (0.5%)

 ...................................................................................................................

   $        305,000 Adams Outdoor Advertising sr. notes

                    10 3/4s, 2006                                                                   $       309,575

 ...................................................................................................................

          1,290,000 AOA Holdings LLC sr. notes

                    10 3/8s, 2006                                                                         1,199,700

 ...................................................................................................................

          1,589,645 Interact Operating Co. notes 14s, 2003                                                   79,482

 ...................................................................................................................

            360,000 Lamar Media Corp. company guaranty

                    9 5/8s, 2006                                                                            370,800

 ...................................................................................................................

          1,920,000 Lamar Media Corp. sr. sub. notes

                    9 1/4s, 2007                                                                          1,929,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,889,157

-------------------------------------------------------------------------------------------------------------------



Aerospace and Defense (1.5%)

 ...................................................................................................................

          1,720,000 Argo-Tech Corp. company guaranty

                    8 5/8s, 2007                                                                          1,358,800

 ...................................................................................................................

          1,640,000 Argo-Tech Corp. company guaranty

                    Ser. D, 8 5/8s, 2007                                                                  1,295,600

 ...................................................................................................................

          1,510,000 BE Aerospace, Inc. sr. sub. notes

                    9 1/2s, 2008                                                                          1,491,125

 ...................................................................................................................

            940,000 BE Aerospace, Inc. sr. sub. notes Ser. B,

                    8s, 2008                                                                                871,850

 ...................................................................................................................

          1,930,000 Decrane Aircraft Holdings company

                    guaranty Ser. B, 12s, 2008                                                            1,756,300

 ...................................................................................................................

          1,890,000 L-3 Communications Corp. sr. sub. notes

                    Ser. B, 10 3/8s, 2007                                                                 1,946,700

 ...................................................................................................................

            690,000 L-3 Communications Corp. company

                    guaranty Ser. B, 8s, 2008                                                               634,800

 ...................................................................................................................

            770,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             757,488

 ...................................................................................................................

            100,000 Sequa Corp. med. term notes 10s, 2001                                                   100,566

 ...................................................................................................................

            760,000 Sequa Corp. sr. notes 9s, 2009                                                          754,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,967,529

-------------------------------------------------------------------------------------------------------------------



Agriculture (0.5%)

 ...................................................................................................................

          3,816,520 Premium Standard Farms, Inc. sr. sec.

                    notes 11s, 2003 (PIK)                                                                 3,434,868

-------------------------------------------------------------------------------------------------------------------



Airlines (1.0%)

 ...................................................................................................................

          2,420,000 Airbus Industries 144A 12.266s, 2020                                                  2,605,672

 ...................................................................................................................

          2,080,000 Calair LLC 144A company guaranty

                    8 1/8s, 2008                                                                          1,955,200

 ...................................................................................................................

            380,000 Continental Airlines, Inc. notes 8s, 2005                                               356,968

 ...................................................................................................................

            640,000 Northwest Airlines, Inc. company

                    guaranty 8.52s, 2004                                                                    633,133

 ...................................................................................................................

          1,140,000 Northwest Airlines, Inc. company

                    guaranty 7 5/8s, 2005                                                                 1,099,450

 ...................................................................................................................

            560,000 US Air, Inc. pass-through

                    certificates Ser. 93A3, 10 3/8s, 2013                                                   495,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,146,023

-------------------------------------------------------------------------------------------------------------------



Automotive (1.8%)

 ...................................................................................................................

          1,721,000 Aftermarket Technology Corp. sr. sub.

                    notes 12s, 2004                                                                       1,634,950

 ...................................................................................................................

             90,000 Aftermarket Technology Corp. sr. sub.

                    notes Ser. D, 12s, 2004                                                                  85,500

 ...................................................................................................................

            830,000 Collins & Aikman Products, Inc.

                    company guaranty 11 1/2s, 2006                                                          639,100

 ...................................................................................................................

          1,810,000 Dura Operating Corp. company guaranty

                    Ser. B, 9s, 2009                                                                      1,502,300

 ...................................................................................................................

          1,036,000 Exide Corp. sr. notes 10s, 2005                                                         745,920

 ...................................................................................................................

            900,000 Federal Mogul Corp. notes 7 7/8s, 2010                                                  135,000

 ...................................................................................................................

            510,000 Federal Mogul Corp. notes 7 3/4s, 2006                                                   76,500

 ...................................................................................................................

            750,000 Federal Mogul Corp. notes 7 1/2s, 2009                                                  112,500

 ...................................................................................................................

            820,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  123,000

 ...................................................................................................................

          1,977,143 Federal Mogul Corp. bank term loan

                    FRN 6.29s, 2010                                                                         790,857

 ...................................................................................................................

          1,090,000 Hayes Wheels International, Inc.

                    company guaranty Ser. B, 9 1/8s, 2007                                                   719,400

 ...................................................................................................................

          2,000,000 Hayes Wheels International, Inc. 144A

                    sr. sub. notes 9 1/8s, 2007                                                           1,320,000

 ...................................................................................................................

          2,530,000 Lear Corp. company guaranty 8.11s, 2009                                               2,247,880

 ...................................................................................................................

          1,150,000 Lear Corp. company guaranty Ser. B,

                    7.96s, 2005                                                                           1,078,470

 ...................................................................................................................

          2,010,000 Oxford Automotive, Inc. company

                    guaranty Ser. D, 10 1/8s, 2007                                                        1,366,800

 ...................................................................................................................

          1,050,000 Talon Automotive Group sr. sub. notes

                    Ser. B, 9 5/8s, 2008                                                                    157,500

 ...................................................................................................................

          1,080,000 Tenneco, Inc. company guaranty

                    Ser. B, 11 5/8s, 2009 (Malaysia)                                                        510,300

 ...................................................................................................................

          1,910,000 Transportation Manufacturing Operations,

                    Inc. company guaranty 11 1/4s, 2009                                                     573,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,818,977

-------------------------------------------------------------------------------------------------------------------



Banking (2.2%)

 ...................................................................................................................

            900,000 Bangko Sentral NG Pilipinas bonds

                    8.6s, 2027 (Philippines)                                                                580,500

 ...................................................................................................................

             25,000 Chevy Chase Savings Bank, Inc. sub. deb.

                    9 1/4s, 2008                                                                             23,000

 ...................................................................................................................

          1,382,000 Chevy Chase Savings Bank, Inc. sub. deb.

                    9 1/4s, 2005                                                                          1,305,990

 ...................................................................................................................

          1,315,000 Colonial Capital II 144A company

                    guaranty 8.92s, 2027                                                                  1,253,382

 ...................................................................................................................

            190,000 Dime Capital Trust I bank guaranty

                    Ser. A, 9.33s, 2027                                                                     169,991

 ...................................................................................................................

          2,220,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                2,109,599

 ...................................................................................................................

          2,920,000 Hanvit Bank 144A sub. notes 11 3/4s,

                    2010 (Korea)                                                                          2,861,600

 ...................................................................................................................

          1,350,000 Local Financial Corp. sr. notes 11s, 2004                                             1,350,000

 ...................................................................................................................

            280,000 North Fork Capital Trust I company

                    guaranty 8.7s, 2026                                                                     271,480

 ...................................................................................................................

            280,000 Peoples Heritage Capital Trust

                    company guaranty Ser. B, 9.06s, 2027                                                    284,074

 ...................................................................................................................

          1,330,000 Provident Capital Trust company

                    guaranty 8.6s, 2026                                                                   1,165,665

 ...................................................................................................................

            610,000 Riggs Capital Trust 144A bonds

                    8 5/8s, 2026                                                                            382,348

 ...................................................................................................................

          1,340,000 Sovereign Bancorp, Inc. sr. notes

                    10 1/2s, 2006                                                                         1,333,300

 ...................................................................................................................

          1,695,000 Sovereign Capital Trust company

                    guaranty 9s, 2027                                                                     1,192,433

 ...................................................................................................................

          1,380,000 Superior Financial 144A sr. notes

                    8.65s, 2003                                                                           1,358,695

 ...................................................................................................................

            370,000 Bank United Corp. 8 7/8s, 2007                                                          377,259

 ...................................................................................................................

            715,000 Webster Capital Trust I 144A bonds

                    9.36s, 2027                                                                             627,684

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,647,000

-------------------------------------------------------------------------------------------------------------------



Broadcasting (4.7%)

 ...................................................................................................................

          1,945,000 Acme Television sr. disc. notes

                    10 7/8s, 2004                                                                         1,682,425

 ...................................................................................................................

            230,000 Allbritton Communications Co. sr. sub.

                    notes Ser. B, 8 7/8s, 2008                                                              213,900

 ...................................................................................................................

          1,558,300 AMFM Operating, Inc. deb. 1

                    2 5/8s, 2006 (PIK)                                                                    1,700,495

 ...................................................................................................................

          1,830,000 Benedek Communications Corp. sr. disc.

                    notes stepped-coupon zero %

                    (13 1/4s, 5/15/01), 2006 (STP)                                                        1,317,600

 ...................................................................................................................

            790,000 Central European Media Enterprises,

                    Ltd. sr. notes 9 3/8s, 2004 (Bermuda)                                                   221,200

 ...................................................................................................................

          1,900,000 Chancellor Media Corp. company

                    guaranty 8s, 2008                                                                     1,900,000

 ...................................................................................................................

            471,820 Citadel Broadcasting, Inc. sr. sub. notes

                    10 1/4s, 2007                                                                           476,538

 ...................................................................................................................

          7,510,000 Echostar Broadband Corp. 144A

                    sr. notes 10 3/8s, 2007                                                               7,397,350

 ...................................................................................................................

            830,000 Fox Family Worldwide, Inc. sr. disc. notes

                    stepped-coupon zero % (10 1/4s,

                    11/1/02), 2007 (STP)                                                                    668,150

 ...................................................................................................................

            965,000 Fox Family Worldwide, Inc. sr. notes

                    9 1/4s, 2007                                                                            974,650

 ...................................................................................................................

            690,000 Fox/Liberty Networks LLC sr. notes

                    8 7/8s, 2007                                                                            702,075

 ...................................................................................................................

            870,000 Golden Sky DBS, Inc. sr. disc. notes,

                    stepped-coupon Ser. B, zero %

                    (13 1/2s, 3/1/04), 2007 (STP)                                                           495,900

 ...................................................................................................................

          1,590,000 Golden Sky Systems company guaranty

                    Ser. B, 12 3/8s, 2006                                                                 1,574,100

 ...................................................................................................................

            730,000 Granite Broadcasting Corp. sr. sub. notes

                    8 7/8s, 2008                                                                            408,800

 ...................................................................................................................

            880,000 LIN Holdings Corp. sr. disc. notes

                    stepped-coupon zero % (10s,

                    3/1/03), 2008 (STP)                                                                     644,600

 ...................................................................................................................

            620,000 LIN Television Corp. company guaranty

                    8 3/8s, 2008                                                                            579,700

 ...................................................................................................................

            670,000 News America, Inc. sr. notes 6 5/8s, 2008                                               632,822

 ...................................................................................................................

            770,000 Pegasus Communications Corp. sr. notes

                    12 1/2s, 2007                                                                           800,800

 ...................................................................................................................

          1,130,000 Pegasus Communications Corp. sr. notes

                    Ser. B, 9 3/4s, 2006                                                                  1,050,900

 ...................................................................................................................

            410,000 Pegasus Communications Corp. 144A

                    sr. notes Ser. B, 9 5/8s, 2005                                                          381,300

 ...................................................................................................................

            440,000 Pegasus Media & Communications notes

                    Ser. B, 12 1/2s, 2005                                                                   451,000

 ...................................................................................................................

          4,932,000 PHI Holdings, Inc. sr. sub. notes

                    zero %, 2001                                                                          4,730,774

 ...................................................................................................................

          1,815,000 Radio One, Inc. company guaranty

                    Ser. B, 12s, 2004                                                                     1,851,300

 ...................................................................................................................

            310,000 Sinclair Broadcast Group, Inc. 144A

                    company guaranty 9s, 2007                                                               285,200

 ...................................................................................................................

            440,000 Sinclair Broadcast Group, Inc. sr. sub.

                    notes 8 3/4s, 2007                                                                      396,000

 ...................................................................................................................

            620,000 Spanish Broadcasting System, Inc. sr. sub

                    notes 9 5/8s, 2009                                                                      542,500

 ...................................................................................................................

          2,205,000 TV Azteca S.A. de C.V. sr. notes 10 1/2s,

                    2007 (Mexico)                                                                         2,083,725

 ...................................................................................................................

          2,050,000 XM Satellite Radio, Inc. sec. notes

                    14s, 2010                                                                             1,312,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         35,475,804

-------------------------------------------------------------------------------------------------------------------



Building Materials (1.0%)

 ...................................................................................................................

            214,000 American Standard, Inc. company

                    guaranty 7 5/8s, 2010                                                                   201,160

 ...................................................................................................................

          2,332,000 American Standard, Inc. company

                    guaranty 7 3/8s, 2005                                                                 2,244,550

 ...................................................................................................................

            740,000 American Standard, Inc. company

                    guaranty 7 1/8s, 2003                                                                   717,800

 ...................................................................................................................

            740,000 Atrium Companies, Inc. company

                    guaranty Ser. B, 10 1/2s, 2009                                                          592,000

 ...................................................................................................................

          2,120,000 Building Materials Corp. company

                    guaranty 8s, 2008                                                                       593,600

 ...................................................................................................................

          1,950,000 Dayton Superior Corp. company

                    guaranty 13s, 2009                                                                    1,833,000

 ...................................................................................................................

          1,410,000 NCI Building Systems, Inc. sr. sub.

                    notes Ser. B, 9 1/4s, 2009                                                            1,325,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,507,510

-------------------------------------------------------------------------------------------------------------------



Cable Television (4.2%)

 ...................................................................................................................

            350,000 Adelphia Communications Corp.

                    sr. notes 10 7/8s, 2010                                                                 336,000

 ...................................................................................................................

          4,065,000 Adelphia Communications Corp.

                    sr. notes Ser. B, 9 7/8s, 2007                                                        3,760,125

 ...................................................................................................................

             10,000 Charter Communications Holdings LLC

                    sr. notes 10s, 2009                                                                       9,600

 ...................................................................................................................

          4,370,000 Charter Communications Holdings LLC

                    sr. notes 8 5/8s, 2009                                                                3,933,000

 ...................................................................................................................

          1,200,000 Charter Communications Holdings LLC

                    bank term loan FRN 8.518s, 2008                                                       1,188,000

 ...................................................................................................................

          6,834,000 Comcast UK Cable, Ltd. deb.

                    11.2s, 2007                                                                           5,877,240

 ...................................................................................................................

          2,510,000 CSC Holdings, Inc. sr. sub. deb.

                    9 7/8s, 2013                                                                          2,610,400

 ...................................................................................................................

          2,860,000 Diamond Cable Communication Co.

                    sr. disc. notes stepped-coupon

                    zero % (10 3/4s, 2/15/02), 2007

                    (United Kingdom) (STP)                                                                1,973,400

 ...................................................................................................................

          8,747,000 Diva Systems Corp. sr. disc. notes,

                    stepped-coupon Ser. B, zero %

                    (12 5/8s, 3/1/03), 2008 (STP)                                                         3,498,800

 ...................................................................................................................

          2,220,000 Insight Midwest LP/Insight Capital,

                    Inc. 144A sr. notes 10 1/2s, 2010                                                     2,286,600

 ...................................................................................................................

          1,990,000 Knology Holdings, Inc. sr. disc.

                    notes stepped-coupon zero %,

                    (11 7/8s, 10/15/02), 2007 (STP)                                                         388,050

 ...................................................................................................................

            312,000 NTL Communications Corp. 144A

                    sr. notes 11 7/8s, 2010                                                                 276,120

 ...................................................................................................................

          1,010,000 RCN Corp. sr. notes 10 1/8s, 2010                                                       535,300

 ...................................................................................................................

            250,000 Rogers Cablesystems, Ltd. notes 11s,

                    2015 (Canada)                                                                           275,625

 ...................................................................................................................

            470,000 Rogers Cablesystems, Ltd. deb.

                    10 1/8s, 2012 (Canada)                                                                  489,975

 ...................................................................................................................

          1,930,000 Supercanal Holdings S.A. 144A sr. notes

                    11 1/2s, 2005 (In default) (Argentina) (NON)                                            598,300

 ...................................................................................................................

          2,190,000 TeleWest Communications PLC

                    sr. discount notes stepped-coupon

                    zero % (11 3/8s, 2/1/05), 2010

                    (United Kingdom) (STP)                                                                  985,500

 ...................................................................................................................

            460,000 TeleWest Communications PLC deb. 11s,

                    2007 (United Kingdom)                                                                   407,100

 ...................................................................................................................

            840,000 Telewest Communications PLC

                    structured note (issued by DLJ

                    International Capital) 10 7/8s, 2005

                    (United Kingdom)                                                                        755,244

 ...................................................................................................................

            200,000 TeleWest Communications PLC deb.

                    9 5/8s, 2006 (United Kingdom)                                                           176,500

 ...................................................................................................................

            930,000 TeleWest Communications PLC sr. disc.

                    notes stepped-coupon zero % (9 1/4s,

                    4/15/04), 2009 (United Kingdom) (STP)                                                   437,100

 ...................................................................................................................

          1,960,000 United Pan-Europe N.V. 144A

                    zero %, 2009 (STP)                                                                      597,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                         31,395,779

-------------------------------------------------------------------------------------------------------------------



Chemicals (2.8%)

 ...................................................................................................................

            900,000 CP Kelco Corp. bank term loan FRN

                    6.653s, 2008                                                                            866,250

 ...................................................................................................................

          1,510,000 Geo Specialty Chemicals, Inc. sr. sub.

                    notes 10 1/8s, 2008                                                                   1,268,400

 ...................................................................................................................

          1,450,000 Huntsman Corp. 144A sr. sub. notes

                    FRN 9.188s, 2007                                                                        870,000

 ...................................................................................................................

          2,500,000 Huntsman ICI Chemicals, Inc. company

                    guaranty 10 1/8s, 2009                                                                2,400,000

 ...................................................................................................................

          1,590,000 ISP Holdings, Inc. sr. notes Ser. B,

                    9 3/4s, 2002                                                                          1,208,400

 ...................................................................................................................

            280,000 ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                           224,000

 ...................................................................................................................

          1,940,000 Lyondell Petrochemical Co. sec. notes

                    Ser. B, 9 7/8s, 2007                                                                  1,881,800

 ...................................................................................................................

          2,440,000 Lyondell Petrochemical Co. sr. sub. notes

                    10 7/8s, 2009                                                                         2,299,700

 ...................................................................................................................

          5,130,000 PCI Chemicals & Pharmaceuticals

                    company guaranty 9 1/4s, 2007 (India)                                                 1,641,600

 ...................................................................................................................

          1,360,000 Pioneer Americas Acquisition 144A

                    sr. notes 9 1/4s, 2007                                                                  244,800

 ...................................................................................................................

            967,500 Pioneer Americas Acquisition bank term

                    loan FRN 8.47s ,2006                                                                    338,625

 ...................................................................................................................

            270,000 Polymer Group, Inc. company guaranty

                    Ser. B, 9s, 2007                                                                        178,200

 ...................................................................................................................

          1,190,000 Polymer Group, Inc. company guaranty

                    Ser. B, 8 3/4s, 2008                                                                    761,600

 ...................................................................................................................

          2,935,988 Polytama International notes 11 1/4s,

                    2007 (Indonesia)                                                                        234,879

 ...................................................................................................................

          2,200,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                           1,540,000

 ...................................................................................................................

          2,040,000 Sterling Chemicals Holdings sr. disc.

                    notes stepped-coupon zero %

                    (13 1/2s, 8/15/01), 2008 (STP)                                                          306,000

 ...................................................................................................................

          1,490,000 Sterling Chemicals, Inc. company

                    guaranty Ser. B, 12 3/8s, 2006                                                        1,370,800

 ...................................................................................................................

          1,870,000 Sterling Chemicals, Inc. sr. sub. notes

                    11 3/4s, 2006                                                                           888,250

 ...................................................................................................................

          1,240,000 Sterling Chemicals, Inc. sr. sub. notes

                    Ser. A, 11 1/4s, 2007                                                                   582,800

 ...................................................................................................................

            420,000 Texas Petrochemical Corp. sr. sub. notes

                    Ser. B, 11 1/8s, 2006                                                                   315,000

 ...................................................................................................................

          2,490,000 Trikem S.A. 144A bonds 10 5/8s,

                    2007 (Brazil)                                                                         1,830,150

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,251,254

-------------------------------------------------------------------------------------------------------------------



Coal (--%)

 ...................................................................................................................

          2,350,000 Lodestar Holdings, Inc. company

                    guaranty 11 1/2s, 2005 (In default) (NON)                                               164,500

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.6%)

 ...................................................................................................................

          2,480,000 Coinmach Corp. sr. notes Ser. D,

                    11 3/4s, 2005                                                                         2,492,400

 ...................................................................................................................

            320,000 GS Superhighway Holdings sr. notes

                    10 1/4s, 2007 (China)                                                                   222,400

 ...................................................................................................................

          2,370,000 GS Superhighway Holdings sr. notes

                    9 7/8s, 2004 (China)                                                                  1,694,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,409,350

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (0.1%)

 ...................................................................................................................

            880,000 Telex Communications, Inc. 144A

                    company guaranty 10 1/2s, 2007                                                          484,000

-------------------------------------------------------------------------------------------------------------------



Components (0.1%)

 ...................................................................................................................

          1,160,000 Seagate Technology International 144A

                    company guaranty 12 1/2s, 2007

                    (Cayman Islands)                                                                      1,078,800

-------------------------------------------------------------------------------------------------------------------



Construction (0.7%)

 ...................................................................................................................

          4,340,000 Better Minerals & Aggregates Co.

                    company guaranty 13s, 2009                                                            3,385,200

 ...................................................................................................................

          2,080,000 Morrison Knudsen Corp. 144A sr. notes

                    11s, 2010                                                                             1,549,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,934,800

-------------------------------------------------------------------------------------------------------------------



Consumer (1.0%)

 ...................................................................................................................

          2,320,000 Derby Cycle Corp. (The) sr. notes

                    10s, 2008                                                                               649,600

 ...................................................................................................................

          1,320,000 Derby Cycle Corp. (The) sr. notes

                    9 3/8s, 2008                                                                            190,040

 ...................................................................................................................

          2,620,000 Home Interiors & Gifts, Inc. company

                    guaranty 10 1/8s, 2008                                                                  982,500

 ...................................................................................................................

          2,360,000 Jostens, Inc. sr. sub notes 12 3/4s, 2010                                             2,076,800

 ...................................................................................................................

          5,570,000 Samsonite Corp. sr. sub. notes

                    10 3/4s, 2008                                                                         3,731,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,630,840

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.8%)

 ...................................................................................................................

          2,250,000 Aames Financial Corp. sr. notes

                    9 1/8s, 2003                                                                          1,170,000

 ...................................................................................................................

            780,000 Conseco Finance Trust III, Inc. bonds

                    8.796s, 2027                                                                            292,500

 ...................................................................................................................

          1,385,000 Conseco Financial Corp. sr. sub. notes

                    10 1/4s, 2002                                                                         1,135,700

 ...................................................................................................................

          1,590,000 Contifinancial Corp. sr. notes 8 3/8s,

                    2003 (acquired various dates from

                    7/28/98 to 6/18/99, cost $1,464,592)

                    (In default) (NON) (RES)                                                                230,550

 ...................................................................................................................

          1,810,000 Contifinancial Corp. sr. notes 8 1/8s,

                    2008 (acquired various dates from

                    3/18/99 to 3/31/99, cost $1,391,050)

                    (In default) (NON) (RES)                                                                262,450

 ...................................................................................................................

          2,180,000 Contifinancial Corp. sr. notes 7 1/2s,

                    2002 (acquired various dates from

                    3/29/99 to 6/18/99, cost $1,415,325)

                    (In default) (NON) (RES)                                                                316,100

 ...................................................................................................................

          3,020,000 Delta Financial Corp. sr. notes

                    9 1/2s, 2004                                                                          1,359,000

 ...................................................................................................................

            890,000 Nationwide Credit, Inc. sr. notes Ser. A,

                    10 1/4s, 2008                                                                           240,300

 ...................................................................................................................

          1,270,000 Outsourcing Solutions, Inc. sr. sub. notes

                    Ser. B, 11s, 2006                                                                     1,016,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,022,600

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (1.5%)

 ...................................................................................................................

          2,470,000 Albecca, Inc. company guaranty

                    10 3/4s, 2008                                                                         2,185,950

 ...................................................................................................................

          2,130,000 Doane Pet Care Corp. sr. sub. notes

                    9 3/4s, 2007                                                                          1,618,800

 ...................................................................................................................

          1,470,000 French Fragrances, Inc. company

                    guaranty Ser. D, 10 3/8s, 2007                                                        1,359,750

 ...................................................................................................................

          2,400,000 Leiner Health Products sr. sub. notes

                    9 5/8s, 2007                                                                            477,000

 ...................................................................................................................

          2,330,000 NBTY, Inc. 144A sr. sub. notes

                    8 5/8s, 2007                                                                          1,933,900

 ...................................................................................................................

            720,000 Playtex Products, Inc. sr. sub. notes

                    9s, 2003                                                                                687,600

 ...................................................................................................................

             70,000 Playtex Products, Inc. 144A company

                    guaranty Ser. B, 8 7/8s, 2004                                                            67,200

 ...................................................................................................................

             20,000 Revlon Consumer Products sr. notes

                    9s, 2006                                                                                 14,300

 ...................................................................................................................

            380,000 Revlon Consumer Products sr. notes

                    8 1/8s, 2006                                                                            269,800

 ...................................................................................................................

          3,400,000 Sealy Mattress Co. company guaranty

                    stepped-coupon Ser. B, zero %

                    (10 7/8s, 12/15/02), 2007 (STP)                                                       2,554,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,168,550

-------------------------------------------------------------------------------------------------------------------



Consumer Staples (--%)

 ...................................................................................................................

          1,260,000 Doskcil Manufacturing Co 144A sr.

                    sub. notes 10 1/8s, 2007                                                                315,000

-------------------------------------------------------------------------------------------------------------------



Containers (1.1%)

 ...................................................................................................................

          2,680,000 AEP Industries, Inc. sr. sub. notes

                    9 7/8s, 2007                                                                          2,251,200

 ...................................................................................................................

            850,000 Huntsman Packaging Corp. company

                    guaranty 13s, 2010                                                                      493,000

 ...................................................................................................................

          1,290,000 Owens-Illinois, Inc. sr. notes 8.1s,

                    2007                                                                                    709,500

 ...................................................................................................................

            520,000 Owens-Illinois, Inc. deb. 7.8s, 2018                                                    244,400

 ...................................................................................................................

          1,810,000 Owens-Illinois, Inc. sr. notes 7.35s, 2008                                              977,400

 ...................................................................................................................

            590,000 Radnor Holdings, Inc. sr. notes 10s, 2003                                               501,500

 ...................................................................................................................

          2,970,000 Tekni-Plex, Inc. company guaranty

                    Ser. B, 12 3/4s, 2010                                                                 2,376,000

 ...................................................................................................................

            760,000 U.S. Can Corp. 144A sr. sub. notes

                    12 3/8s, 2010                                                                           747,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,300,650

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (1.0%)

 ...................................................................................................................

          1,886,000 AES China Generating Co. sr. notes

                    10 1/8s, 2006 (China)                                                                 1,376,780

 ...................................................................................................................

          1,800,000 CMS Energy Corp. pass-through

                    certificates 7s, 2005                                                                 1,645,866

 ...................................................................................................................

            950,000 CMS Energy Corp. sr. notes Ser. B,

                    6 3/4s, 2004                                                                            897,750

 ...................................................................................................................

          2,106,059 Luannan Energy Co. sec. notes

                    12 1/2s, 2002 (Cayman Islands)(FWC/WIS)                                               1,053,030

 ...................................................................................................................

            214,000 North Atlantic Energy Corp. 1st mtge.

                    Ser. A, 9.05s, 2002                                                                     217,009

 ...................................................................................................................

            937,191 Northeast Utilities System notes

                    Ser. A, 8.58s, 2006                                                                     949,122

 ...................................................................................................................

            406,933 Northeast Utilities System notes

                    Ser. B, 8.38s, 2005                                                                     410,368

 ...................................................................................................................

          1,191,000 TNP Enterprises, Inc. bank term loan

                    FRN 9.04s, 2005                                                                       1,196,211

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,746,136

-------------------------------------------------------------------------------------------------------------------



Energy (1.5%)

 ...................................................................................................................

            730,000 Compagnie Generale de Geophysique SA

                    144A sr. notes 10 5/8s, 2007 (France)                                                   748,250

 ...................................................................................................................

            960,000 Grant Prideco, Inc. 144A sr. notes

                    9 5/8s, 2007                                                                            991,200

 ...................................................................................................................

          2,200,000 Parker Drilling Corp. company

                    guaranty Ser. D, 9 3/4s, 2006                                                         2,205,500

 ...................................................................................................................

          1,980,000 R & B Falcon Corp. sr. notes 12 1/4s, 2006                                            2,376,000

 ...................................................................................................................

          3,990,000 RBF Finance Co. company guaranty

                    11 3/8s, 2009                                                                         4,608,450

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,929,400

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.9%)

 ...................................................................................................................

            479,000 AMC Entertainment, Inc. sr. sub. notes

                    9 1/2s, 2011                                                                            271,833

 ...................................................................................................................

          1,695,000 Cinemark USA, Inc. sr. sub. notes 8 1/2s,

                    2008 (Mexico)                                                                         1,101,750

 ...................................................................................................................

            570,000 PH Casino Resorts, Inc. bank term

                    loan FRN 10.259s, 2007 (FWC/WIS)                                                        569,288

 ...................................................................................................................

          1,410,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                            1,353,600

 ...................................................................................................................

          5,100,000 Regal Cinemas, Inc. sr. sub. notes 9 1/2s,

                    2008 (In default) (NON)                                                                 357,000

 ...................................................................................................................

          2,240,000 Regal Cinemas, Inc. sr. sub. notes 8 7/8s,

                    2010 (In default) (NON)                                                                 218,400

 ...................................................................................................................

            900,000 Silver Cinemas, Inc. sr. sub. notes

                    10 1/2s, 2005 (In default) (NON)                                                         72,000

 ...................................................................................................................

          2,450,000 Six Flags Corp. sr. notes 8 7/8s, 2006                                                2,339,750

 ...................................................................................................................

          5,817,000 United Artists Theatre sr. sub. notes

                    9 3/4s, 2008 (acquired various dates

                    from 4/15/98 to 1/20/00, cost $3,351,010)

                    (In default) (NON) (RES)                                                                123,611

 ...................................................................................................................

            250,000 United Artists Theatre 144A 10.415s,

                    2007 (acquired 3/13/00, cost $7,500)

                    (In default) (NON) (RES)                                                                  5,313

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,412,545

-------------------------------------------------------------------------------------------------------------------



Financial (1.5%)

 ...................................................................................................................

          1,775,000 Advanta Corp. company guaranty

                    Ser. B, 8.99s, 2026                                                                     976,250

 ...................................................................................................................

          1,250,000 Advanta Corp. med. term notes Ser. B,

                    7s, 2001                                                                              1,218,788

 ...................................................................................................................

          1,080,000 Advanta Corp. med-term notes Ser. D,

                    6.92s, 2002                                                                           1,005,199

 ...................................................................................................................

          1,922,000 AMRESCO, Inc. sr. sub. notes Ser. 98-A,

                    9 7/8s, 2005                                                                            961,000

 ...................................................................................................................

            210,000 Finova Capital Corp. notes 6 1/8s, 2004                                                 121,800

 ...................................................................................................................

            420,000 Finova Capital Corp. sr. notes

                    7 5/8s, 2009                                                                            239,400

 ...................................................................................................................

            490,000 Finova Capital Corp. sr. notes

                    6 3/4s, 2009                                                                            269,500

 ...................................................................................................................

          1,080,000 Imperial Credit Capital Trust I 144A

                    company guaranty 10 1/4s, 2002                                                          561,600

 ...................................................................................................................

            660,000 Imperial Credit Industries, Inc. sr. notes

                    9 7/8s, 2007                                                                            250,800

 ...................................................................................................................

            780,000 Ocwen Capital Trust I company

                    guaranty 10 7/8s, 2027                                                                  468,000

 ...................................................................................................................

          1,240,000 Ocwen Federal Bank FSB sub. deb.

                    12s, 2005                                                                             1,137,700

 ...................................................................................................................

          1,040,000 Ocwen Financial Corp. notes

                    11 7/8s, 2003                                                                           894,400

 ...................................................................................................................

          1,055,000 Reliance Group Holdings, Inc. sr. notes

                    9s, 2001 (In default) (NON)                                                              89,675

 ...................................................................................................................

          2,920,000 Resource America, Inc. 144A sr. notes

                    12s, 2004                                                                             2,686,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,880,512

-------------------------------------------------------------------------------------------------------------------



Food (0.6%)

 ...................................................................................................................

            590,000 Archibald Candy Corp. company

                    guaranty 10 1/4s, 2004                                                                  336,300

 ...................................................................................................................

          1,210,000 Aurora Foods, Inc. sr. sub. notes Ser. B,

                    9 7/8s, 2007                                                                            865,150

 ...................................................................................................................

          1,865,000 Aurora Foods, Inc. 144A ser. sub. notes

                    Ser. D, 9 7/8s, 2007                                                                  1,333,475

 ...................................................................................................................

          1,485,000 Eagle Family Foods company guaranty

                    Ser. B, 8 3/4s, 2008                                                                    742,500

 ...................................................................................................................

            780,000 Premier International Foods PLC sr. notes

                    12s, 2009 (United Kingdom)                                                              639,600

 ...................................................................................................................

          2,835,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B,

                    10 1/4s, 2009                                                                           722,925

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,639,950

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (5.3%)

 ...................................................................................................................

            830,000 Anchor Gaming 144A sr. sub notes

                    9 7/8s, 2008                                                                            852,825

 ...................................................................................................................

          1,120,000 Autotote Corp. 144A company guaranty

                    12 1/2s, 2010                                                                         1,052,800

 ...................................................................................................................

          3,800,000 Autotote Corp. bank term loan FRN

                    7.195s, 2007                                                                          3,790,500

 ...................................................................................................................

          4,337,873 Fitzgeralds Gaming Corp. company

                    guaranty Ser. B, 12 1/4s, 2004 (acquired

                    various dates from 12/19/97 to 10/23/00,

                    cost $1,570,500) (In default) (NON) (RES)                                             2,602,724

 ...................................................................................................................

          1,750,000 Harrahs Operating Co., Inc. company

                    guaranty 7 7/8s, 2005                                                                 1,732,500

 ...................................................................................................................

          1,510,000 Hollywood Casino Corp. company

                    guaranty 11 1/4s, 2007                                                                1,551,525

 ...................................................................................................................

          1,380,000 Hollywood Park, Inc. company guaranty

                    Ser. B, 9 1/4s, 2007                                                                  1,380,000

 ...................................................................................................................

            150,000 International Game Technology sr. notes

                    8 3/8s, 2009                                                                            148,500

 ...................................................................................................................

          1,000,000 Isle of Capri Black Hawk LLC company

                    guaranty 8 3/4s, 2009                                                                   885,000

 ...................................................................................................................

          2,500,000 Isle of Capri Black Hawk LLC 144A

                    1st mortgage Ser. B, 13s, 2004                                                        2,725,000

 ...................................................................................................................

          1,820,000 Mandalay Resort Group sr. sub. notes

                    Ser. B, 10 1/4s, 2007                                                                 1,797,250

 ...................................................................................................................

          1,690,000 MGM Grand, Inc. company guaranty

                    9 3/4s, 2007                                                                          1,774,500

 ...................................................................................................................

            530,000 Mohegan Tribal Gaming, Auth. sr. notes

                    8 1/8s, 2006                                                                            524,700

 ...................................................................................................................

          1,720,000 Mohegan Tribal Gaming, Auth. sr. sub.

                    notes 8 3/4s, 2009                                                                    1,715,700

 ...................................................................................................................

          1,710,000 Park Place Entertainment Corp. sr. sub.

                    notes 8 7/8s, 2008                                                                    1,727,100

 ...................................................................................................................

            400,000 Park Place Entertainment Corp. sr. sub.

                    notes 7 7/8s, 2005                                                                      394,000

 ...................................................................................................................

          2,180,000 Penninsula Gaming LLC company

                    guaranty Ser. B, 12 1/4s, 2006                                                        2,141,850

 ...................................................................................................................

          1,170,000 Riviera Black Hawk, Inc. 1st mtge.

                    13s, 2005                                                                             1,170,000

 ...................................................................................................................

          5,880,000 Trump A.C. 1st mtge. 11 1/4s, 2006                                                    3,851,400

 ...................................................................................................................

          2,670,000 Trump Castle Funding, Inc. 144A sr. sub.

                    notes 11 3/4s, 2003                                                                   2,002,500

 ...................................................................................................................

          4,280,000 Trump Castle Funding, Inc. 144A sub.

                    notes 10 1/4s, 2003                                                                   4,333,500

 ...................................................................................................................

          1,370,000 Venetian Casino, Inc. company

                    guaranty 12 1/4s, 2004                                                                1,376,850

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,530,724

-------------------------------------------------------------------------------------------------------------------



Health Care (2.9%)

 ...................................................................................................................

          1,345,000 ALARIS Medical Systems, Inc. company

                    guaranty 9 3/4s, 2006                                                                   504,375

 ...................................................................................................................

            670,000 Bio-Rad Labs Corp. sr. sub. notes

                    11 5/8s, 2007                                                                           690,100

 ...................................................................................................................

            670,000 Columbia/HCA Healthcare Corp. deb.

                    8.36s, 2024                                                                             626,450

 ...................................................................................................................

          1,540,000 Columbia/HCA Healthcare Corp. deb.

                    7.19s, 2015                                                                           1,362,900

 ...................................................................................................................

            200,000 Columbia/HCA Healthcare Corp. notes

                    7s, 2007                                                                                191,000

 ...................................................................................................................

            790,600 Columbia/HCA Healthcare Corp. notes

                    6.91s, 2005                                                                             764,906

 ...................................................................................................................

            370,000 Columbia/HCA Healthcare Corp.

                    med. term notes 6.63s, 2045                                                             360,883

 ...................................................................................................................

            560,000 Conmed Corp. company guaranty

                    9s, 2008                                                                                448,000

 ...................................................................................................................

          2,720,000 HCA - The Healthcare Co. notes

                    8 3/4s, 2010                                                                          2,862,800

 ...................................................................................................................

          1,705,000 Kinetic Concepts, Inc. company

                    guaranty Ser. B, 9 5/8s, 2007                                                         1,398,100

 ...................................................................................................................

          1,410,000 Lifepoint Hospital Holdings company

                    guaranty Ser. B, 10 3/4s, 2009                                                        1,522,800

 ...................................................................................................................

          1,860,000 Magellan Health sr. sub. notes 9s, 2008                                               1,302,000

 ...................................................................................................................

            842,595 Magellan Health bank term loan FRN

                    8s, 2005                                                                                733,058

 ...................................................................................................................

          1,830,000 Mediq, Inc. company guaranty 11s,

                    2008 (acquired various dates from

                    5/22/98 to 2/3/00, cost $1,803,000)

                    (In default) (NON) (RES)                                                                 18,300

 ...................................................................................................................

          1,850,000 Mediq, Inc. deb. stepped-coupon zero %

                    (13s, 6/1/03), 2009 (acquired 5/26/98,

                    cost $975,600) (STP) (RES)                                                                  185

 ...................................................................................................................

          2,440,000 Paracelsus Healthcare sr. sub. notes 10s,

                    2006 (acquired various dates from

                    11/19/96 to 5/24/00, cost $1,570,000)

                    (In default) (NON) (RES)                                                                966,850

 ...................................................................................................................

          1,250,000 Tenet Healthcare Corp. sr. notes

                    8 5/8s, 2003                                                                          1,281,250

 ...................................................................................................................

            160,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                               162,000

 ...................................................................................................................

          2,271,000 Tenet Healthcare Corp. sr. notes Ser. B,

                    8 1/8s, 2008                                                                          2,288,033

 ...................................................................................................................

            490,000 Tenet Healthcare Corp. sr. notes Ser. B,

                    7 5/8s, 2008                                                                            481,425

 ...................................................................................................................

          1,530,000 Triad Hospitals Holdings company

                    guaranty Ser. B, 11s, 2009                                                            1,621,800

 ...................................................................................................................

          1,985,004 Vanguard Health bank term loan FRN

                    Ser.B 6.52s, 2001                                                                     1,975,079

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,562,294

-------------------------------------------------------------------------------------------------------------------



Homebuilding (1.2%)

 ...................................................................................................................

          1,060,000 D.R. Horton, Inc. company guaranty

                    8s, 2009                                                                                954,000

 ...................................................................................................................

            330,000 Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                              293,700

 ...................................................................................................................

            600,000 Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                               513,000

 ...................................................................................................................

          1,360,000 K. Hovnanian Enterprises, Inc. 144A

                    company guaranty 10 1/2s, 2007                                                        1,251,200

 ...................................................................................................................

          1,170,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                   1,070,550

 ...................................................................................................................

            160,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            149,000

 ...................................................................................................................

          1,260,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                             1,247,400

 ...................................................................................................................

          1,490,000 Standard Pacific Corp. sr. notes

                    9 1/2s, 2010                                                                          1,385,700

 ...................................................................................................................

          1,520,000 Toll Corp. company guaranty 8 1/8s, 2009                                              1,428,800

 ...................................................................................................................

            490,000 Webb Corp. (Del E.) sr. sub. debs

                    9 3/4s, 2008                                                                            431,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,724,550

-------------------------------------------------------------------------------------------------------------------



Industrial (0.3%)

 ...................................................................................................................

          2,500,000 Mascotech, Inc. bank term loan, FRN

                    10.749s, 2008                                                                         2,487,500

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (1.4%)

 ...................................................................................................................

          1,650,000 Epic Resorts LLC company guaranty

                    Ser. B, 13s, 2005                                                                       495,000

 ...................................................................................................................

            750,000 Felcor Lodging LP company guaranty

                    9 1/2s, 2008                                                                            744,375

 ...................................................................................................................

          4,860,000 HMH Properties, Inc. company guaranty

                    Ser. B, 7 7/8s, 2008                                                                  4,604,850

 ...................................................................................................................

            620,000 Host Marriott L.P. sr. notes Ser. E,

                    8 3/8s, 2006                                                                            601,400

 ...................................................................................................................

          2,590,000 ITT Corp. notes 6 3/4s, 2005                                                          2,502,121

 ...................................................................................................................

            400,000 ITT Corp. notes 6 3/4s, 2003                                                            393,408

 ...................................................................................................................

            400,000 Starwood Hotels and Resorts, Inc.

                    bank term loan FRN 8.763s, 2003                                                         401,000

 ...................................................................................................................

            461,255 Strategic Hotel Corp. bank term loan

                    FRN 9.93s, 2004                                                                         464,138

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,206,292

-------------------------------------------------------------------------------------------------------------------



Manufacturing (1.7%)

 ...................................................................................................................

          2,900,000 Blount, Inc. company guaranty 13s, 2009                                               2,233,000

 ...................................................................................................................

          1,436,617 Blount, Inc. bank term loan FRN

                    9.315s, 2006                                                                          1,422,250

 ...................................................................................................................

          1,270,000 Continental Global Group sr. notes

                    Ser. B, 11s, 2007                                                                       419,100

 ...................................................................................................................

          1,000,000 Flowserve Corp. bank term loan

                    FRN 9.464s, 2006                                                                      1,000,000

 ...................................................................................................................

          2,180,000 Flowserve Corp. company guaranty

                    12 1/4s, 2010                                                                         2,201,800

 ...................................................................................................................

          1,880,000 Insilco Holding Co. sr. disc. notes

                    stepped-coupon zero % (14s,

                    8/15/03), 2008 (STP)                                                                  1,062,200

 ...................................................................................................................

          2,325,000 Motors and Gears, Inc. sr. notes Ser. D,

                    10 3/4s, 2006                                                                         2,162,250

 ...................................................................................................................

          2,720,000 Roller Bearing Co. company guaranty

                    Ser. B, 9 5/8s, 2007                                                                  2,393,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,894,200

-------------------------------------------------------------------------------------------------------------------



Medical Services (0.6%)

 ...................................................................................................................

          1,980,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                            17,325

 ...................................................................................................................

          1,190,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                            10,413

 ...................................................................................................................

          6,090,000 Mariner Post-Acute Network, Inc. sr. sub.

                    notes stepped-coupon Ser. B, zero %

                    (10 1/2s, 11/1/02), 2007 (In default) (STP) (NON)                                        60,900

 ...................................................................................................................

          5,470,000 Multicare Cos., Inc. sr. sub. notes 9s,

                    2007 (acquired various dates from 8/4/97

                    to 8/5/98, cost $5,376,120) (In default) (NON) (RES)                                    273,500

 ...................................................................................................................

          1,600,000 RAB Enterprises, Inc. company guaranty

                    10 1/2s, 2005                                                                         1,152,000

 ...................................................................................................................

          1,940,000 RAB Holdings, Inc. sr. notes 13s, 2008                                                1,202,800

 ...................................................................................................................

            400,000 Service Corp. International debs.

                    7 7/8s, 2013                                                                            208,000

 ...................................................................................................................

            270,000 Service Corp. International notes

                    7.7s, 2009                                                                              147,150

 ...................................................................................................................

          2,480,000 Service Corp. International notes 6s, 2005                                            1,376,400

 ...................................................................................................................

          4,335,000 Sun Healthcare Group, Inc. sr. sub.

                    notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                            43,350

 ...................................................................................................................

          2,200,000 Sun Healthcare Group, Inc. 144A sr. sub.

                    notes 9 3/8s, 2008 (In default) (NON)                                                    44,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,535,838

-------------------------------------------------------------------------------------------------------------------



Medical Technology (0.1%)

 ...................................................................................................................

          1,880,000 Hanger Orthopedic Group, Inc. sr. sub.

                    notes 11 1/4s, 2009                                                                     564,000

-------------------------------------------------------------------------------------------------------------------



Metals (1.2%)

 ...................................................................................................................

            280,000 AK Steel Corp. company guaranty

                    7 7/8s, 2009                                                                            246,400

 ...................................................................................................................

          2,588,140 Anker Coal Group, Inc. company

                    guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                  1,035,256

 ...................................................................................................................

          1,000,000 Armco, Inc. sr. notes 9s, 2007                                                          942,500

 ...................................................................................................................

            900,000 Armco, Inc. sr. notes 8 7/8s, 2008                                                      792,000

 ...................................................................................................................

          1,885,000 Kaiser Aluminum & Chemical Corp.

                    sr. sub. notes 12 3/4s, 2003                                                          1,281,800

 ...................................................................................................................

             80,000 Kaiser Aluminum & Chemical Corp.

                    sr. notes Ser. B, 10 7/8s, 2006                                                          65,600

 ...................................................................................................................

             60,000 Kaiser Aluminum & Chemical Corp.

                    sr. notes 9 7/8s, 2002                                                                   52,800

 ...................................................................................................................

          2,430,000 LTV Corp. company guaranty

                    11 3/4s, 2009                                                                            48,600

 ...................................................................................................................

          1,640,000 LTV Corp. 144A company guaranty

                    8.2s, 2007                                                                              205,000

 ...................................................................................................................

          2,990,000 National Steel Corp. 1st mtge. Ser. D,

                    9 7/8s, 2009                                                                          1,315,600

 ...................................................................................................................

            704,000 Oregon Steel Mills 1st mortgage

                    11s, 2003                                                                               510,400

 ...................................................................................................................

            220,000 P & L Coal Holdings Corp. company

                    guaranty Ser. B, 9 5/8s, 2008                                                           220,550

 ...................................................................................................................

          2,160,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                           1,490,400

 ...................................................................................................................

            160,000 Weirton Steel Corp. 144A sr. notes

                    10 3/4s, 2005                                                                            65,600

 ...................................................................................................................

          1,500,000 Wheeling-Pittsburgh Steel Corp.

                    sr. notes 9 1/4s, 2007 (In default) (NON)                                               135,000

 ...................................................................................................................

          1,320,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       792,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,199,506

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (3.1%)

 ...................................................................................................................

          1,240,000 Belco Oil & Gas Corp. company

                    guaranty Ser. B, 10 1/2s, 2006                                                        1,246,200

 ...................................................................................................................

          1,740,000 Belco Oil & Gas Corp. sr. sub. notes

                    Ser. B, 8 7/8s, 2007                                                                  1,635,600

 ...................................................................................................................

            890,000 Giant Industries Corp. company

                    guaranty 9s, 2007                                                                       807,675

 ...................................................................................................................

            240,000 Gulf Canada Resources, Ltd. sr. sub.

                    notes 9 5/8s, 2005 (Canada)                                                             246,900

 ...................................................................................................................

          1,630,000 HS Resources, Inc. sr. sub. notes Ser. B,

                    9 1/4s, 2006                                                                          1,638,150

 ...................................................................................................................

          1,235,000 Leviathan Gas Corp. company guaranty

                    Ser. B, 10 3/8s, 2009                                                                 1,296,750

 ...................................................................................................................

          1,290,000 Nuevo Energy Co. sr. sub. notes Ser. B,

                    9 1/2s, 2008                                                                          1,286,775

 ...................................................................................................................

            620,000 Nuevo Energy Co. 144A sr. sub. notes

                    9 3/8s, 2010                                                                            620,000

 ...................................................................................................................

            985,000 Ocean Energy, Inc. company guaranty

                    Ser. B, 8 7/8s, 2007                                                                  1,009,901

 ...................................................................................................................

          2,747,000 Ocean Energy, Inc. company guaranty

                    Ser. B, 8 3/8s, 2008                                                                  2,759,252

 ...................................................................................................................

          1,340,000 Pioneer Natural Resources Co. company

                    guaranty 9 5/8s, 2010                                                                 1,420,400

 ...................................................................................................................

          1,000,000 Port Arthur Finance Corp. company

                    guaranty 12 1/2s, 2009                                                                  990,000

 ...................................................................................................................

            910,000 Seven Seas Petroleum sr. notes Ser. B,

                    12 1/2s, 2005                                                                           200,200

 ...................................................................................................................

          1,260,000 Snyder Oil Corp. sr. sub. notes

                    8 3/4s, 2007                                                                          1,331,329

 ...................................................................................................................

          2,280,000 Stone Energy Corp. company guaranty

                    8 3/4s, 2007                                                                          2,268,600

 ...................................................................................................................

          1,500,000 Triton Energy, Ltd. sr. notes 8 7/8s, 2007

                    (Cayman Islands)                                                                      1,515,000

 ...................................................................................................................

          2,480,000 Vintage Petroleum sr. sub. notes

                    9 3/4s, 2009                                                                          2,604,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         22,876,732

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (3.1%)

 ...................................................................................................................

            910,000 Abitibi-Consolidated, Inc. deb. 8.85s,

                    2030 (Canada)                                                                           867,776

 ...................................................................................................................

            360,000 Abitibi-Consolidated, Inc. bonds 8.55s,

                    2010 (Canada)                                                                           363,175

 ...................................................................................................................

          1,851,345 Alabama River Newsprint bank term

                    loan FRN 7.562s, 2002                                                                 1,610,671

 ...................................................................................................................

          2,865,000 APP China Group, Ltd. 144A sr. disc.

                    notes 14s, 2010 (Bermuda)                                                             1,060,050

 ...................................................................................................................

          3,335,000 APP Finance II Mauritius, Ltd. bonds

                    stepped-coupon 12s, (16s, 2/15/04),

                    2049 (Indonesia) (STP)                                                                  667,000

 ...................................................................................................................

            190,000 Boise Cascade Co. med. term notes

                    Ser. A, 7.43s, 2005                                                                     177,561

 ...................................................................................................................

          1,570,000 Doman Industries, Ltd. company

                    guaranty 12s, 2004 (Canada)                                                           1,522,900

 ...................................................................................................................

   $      3,975,000 Doman Industries, Ltd. 144A 8 3/4s, 2004                                              1,788,750

 ...................................................................................................................

          1,140,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,074,450

 ...................................................................................................................

          1,285,000 Gaylord Container Corp. sr. sub. notes

                    9 7/8s, 2008                                                                            514,000

 ...................................................................................................................

          1,005,000 Gaylord Container Corp. sr. notes Ser. B,

                    9 3/8s, 2007                                                                            633,150

 ...................................................................................................................

            775,000 Indah Kiat Financial Mauritius, Ltd.

                    company guaranty 10s, 2007 (Indonesia)                                                  290,625

 ...................................................................................................................

            216,667 Jefferson Smurfit Corp. bank term loan

                    FRN 8.65s, 2006                                                                         216,667

 ...................................................................................................................

            790,000 Kappa Beheer BV company guaranty

                    10 5/8s, 2009 (Netherlands)                                                             805,800

 ...................................................................................................................

          2,460,000 Pacifica Papers, Inc. sr. notes 10s,

                    2009 (Canada)                                                                         2,423,100

 ...................................................................................................................

          1,880,000 Packaging Corp. company guaranty

                    9 5/8s, 2009                                                                          1,941,100

 ...................................................................................................................

          2,460,000 Pindo Deli Finance Mauritius, Ltd. company

                    guaranty 10 3/4s, 2007 (Indonesia)                                                      861,000

 ...................................................................................................................

          2,025,000 Riverwood International Corp. company

                    guaranty 10 7/8s, 2008                                                                1,812,375

 ...................................................................................................................

          1,150,000 Stone Container Corp. sr. notes

                    12.58s, 2016                                                                          1,175,875

 ...................................................................................................................

            465,000 Stone Container Corp. 1st. Mtge.

                    10 3/4s, 2002                                                                           470,813

 ...................................................................................................................

          1,395,333 Stone Container Corp. bank term loan,

                    FRN Ser. G, 10.105s, 2006                                                             1,395,333

 ...................................................................................................................

          1,845,000 Tembec Industries, Inc. company

                    guaranty 8 5/8s, 2009 (Canada)                                                        1,817,325

-------------------------------------------------------------------------------------------------------------------

                                                                                                         23,489,496

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (0.6%)

 ...................................................................................................................

          2,620,000 ICN Pharmaceuticals, Inc. sr. notes

                    Ser. B, 9 1/4s, 2005                                                                  2,541,400

 ...................................................................................................................

          1,890,000 ICN Pharmaceuticals, Inc. 144A sr. notes

                    8 3/4s, 2008                                                                          1,908,900

 ...................................................................................................................

            130,000 ICN Pharmaceuticals, Inc. 144A sr. notes

                    8 3/4s, 2008                                                                            131,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,581,600

-------------------------------------------------------------------------------------------------------------------



Power Producers (2.4%)

 ...................................................................................................................

          3,500,000 AES Corp. sr. notes 9 3/8s, 2010                                                      3,587,500

 ...................................................................................................................

            800,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   824,000

 ...................................................................................................................

            360,000 Calpine Corp. sr. notes 9 1/4s, 2004                                                    360,032

 ...................................................................................................................

            350,000 Calpine Corp. sr. notes 8 3/4s, 2007                                                    348,040

 ...................................................................................................................

            570,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    533,481

 ...................................................................................................................

             50,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                     47,475

 ...................................................................................................................

          4,765,000 Midland Funding II Corp. deb. Ser. A,

                    11 3/4s, 2005                                                                         5,046,754

 ...................................................................................................................

          1,490,000 Midland Funding II Corp. deb. Ser. B,

                    13 1/4s, 2006                                                                         1,649,862

 ...................................................................................................................

          1,490,000 Tiverton/Rumford Power Associates, Ltd.

                    144A pass-through certificates 9s, 2018                                               1,490,000

 ...................................................................................................................

          3,739,000 York Power Funding 144A notes 12s,

                    2007 (Cayman Islands)                                                                 3,739,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,626,144

-------------------------------------------------------------------------------------------------------------------



Publishing (0.8%)

 ...................................................................................................................

          3,135,000 Affinity Group Holdings sr. notes 11s, 2007                                           2,539,350

 ...................................................................................................................

          1,182,949 Big Flower Holdings, Inc bank term

                    loan FRN 9.004s, 2010                                                                 1,159,290

 ...................................................................................................................

            880,000 Garden State Newspapers, Inc. sr.

                    sub. notes 8 5/8s, 2011                                                                 774,400

 ...................................................................................................................

            470,000 Garden State Newspapers, Inc. sr.

                    sub. notes Ser. B, 8 3/4s, 2009                                                         420,650

 ...................................................................................................................

            790,000 PRIMEDIA, Inc. company guaranty

                    Ser. B, 8 1/2s, 2006                                                                    758,400

 ...................................................................................................................

            510,000 PRIMEDIA, Inc. company guaranty

                    7 5/8s, 2008                                                                            465,375

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,117,465

-------------------------------------------------------------------------------------------------------------------



Railroads (0.7%)

 ...................................................................................................................

          1,510,000 Kansas City Southern Railway 144A

                    sr. notes 9 1/2s, 2008                                                                1,547,750

 ...................................................................................................................

          1,770,000 Railamerica Transportation Corp.

                    company guaranty 12 7/8s, 2010                                                        1,593,000

 ...................................................................................................................

          2,945,000 TFM S.A. de C.V. company guaranty

                    stepped-coupon zero %, (11 3/4s,

                    6/15/02), 2009 (Mexico) (STP)                                                         2,157,213

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,297,963

-------------------------------------------------------------------------------------------------------------------



Regional Bells (0.1%)

 ...................................................................................................................

            880,000 Alaska Communications Systems Corp.

                    company guaranty 9 3/8s, 2009                                                           739,200

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.5%)

 ...................................................................................................................

          1,690,000 FRD Acquisition Co. sr. notes Ser. B,

                    12 1/2s, 2004                                                                           608,400

 ...................................................................................................................

          1,260,000 Sbarro, Inc. company guaranty 11s, 2009                                               1,252,125

 ...................................................................................................................

          1,610,000 Tricon Global Restaurants, Inc. sr. notes

                    7.65s, 2008                                                                           1,568,977

 ...................................................................................................................

            530,000 Tricon Global Restaurants, Inc. sr. notes

                    7.45s, 2005                                                                             522,861

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,952,363

-------------------------------------------------------------------------------------------------------------------



Retail (1.7%)

 ...................................................................................................................

          2,750,000 Amazon.com, Inc. sr. disc. notes stepped-

                    coupon zero % (10s,5/1/03), 2008 (STP)                                                1,402,500

 ...................................................................................................................

          2,645,000 Grupo Elektra SA de CV sr. notes 12s,

                    2008 (Mexico)                                                                         2,380,500

 ...................................................................................................................

            953,000 Iron Age Corp. company guaranty

                    9 7/8s, 2008                                                                            590,860

 ...................................................................................................................

             70,000 Iron Age Holdings Corp. sr. disc. notes

                    stepped-coupon zero % (12 1/8s,

                    5/1/03), 2009 (STP)                                                                       7,000

 ...................................................................................................................

          2,500,000 K mart Corp. pass-through certificates

                    Ser. 95K4, 9.35s, 2020                                                                2,350,000

 ...................................................................................................................

          1,475,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                            1,312,750

 ...................................................................................................................

          5,320,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              3,192,000

 ...................................................................................................................

            290,000 Southland Corp. sr. sub. deb. 5s, 2003                                                  256,163

 ...................................................................................................................

          1,000,000 Travel Centers of America Corp. bank

                    term loan, FRN 10.01s, 2007                                                           1,005,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,496,773

-------------------------------------------------------------------------------------------------------------------



Semiconductor (0.2%)

 ...................................................................................................................

            810,000 Amkor Technologies, Inc., structured

                    note (issued by Steers, Credit Linked

                    Trust 2000) 12.58s, 2005                                                                793,800

 ...................................................................................................................

          1,080,000 Chippac Intl., Ltd. company guaranty

                    Ser. B, 12 3/4s, 2009                                                                   928,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,722,600

-------------------------------------------------------------------------------------------------------------------



Shipping (0.3%)

 ...................................................................................................................

            720,000 Kitty Hawk, Inc. company guaranty 9.95s,

                    2004 (In default) (NON)                                                                 352,800

 ...................................................................................................................

          2,315,000 Navistar International Corp. sr. notes

                    Ser. B, 8s, 2008                                                                      1,689,950

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,042,750

-------------------------------------------------------------------------------------------------------------------



Software (--%)

 ...................................................................................................................

          1,330,000 Telehub Communications Corp. company

                    guaranty stepped-coupon zero %

                    (13 7/8s, 7/31/02), 2005 (STP)                                                          212,800

-------------------------------------------------------------------------------------------------------------------



Specialty Printing (0.6%)

 ...................................................................................................................

          2,775,000 Perry-Judd company guaranty

                    10 5/8s, 2007                                                                         2,331,000

 ...................................................................................................................

            598,582 Von Hoffman Press, Inc. 144A sr. sub.

                    notes 13 1/2s, 2009                                                                     478,866

 ...................................................................................................................

          1,505,000 Von Hoffman Press, Inc. 144A sr. sub.

                    notes 10 3/8s, 2007                                                                   1,301,825

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,111,691

-------------------------------------------------------------------------------------------------------------------



Technology (1.4%)

 ...................................................................................................................

            750,000 Amkor Technologies, Inc. sr. notes

                    9 1/4s, 2006                                                                            706,875

 ...................................................................................................................

            670,000 Celestica International, Ltd. 144A

                    sr. sub. notes 10 1/2s, 2006 (Canada)                                                   686,750

 ...................................................................................................................

            210,000 Fairchild Semiconductor Corp. company

                    guaranty 10 3/8s, 2007                                                                  195,300

 ...................................................................................................................

          1,830,000 Fairchild Semiconductor Corp. sr. sub.

                    notes 10 1/8s, 2007                                                                   1,683,600

 ...................................................................................................................

          2,230,000 Flextronics International, Ltd. sr. sub.

                    notes 9 7/8s, 2010 (Singapore)                                                        2,185,400

 ...................................................................................................................

            490,000 Flextronics International, Ltd. sr. sub.

                    notes Ser. B, 8 3/4s, 2007 (Singapore)                                                  465,500

 ...................................................................................................................

            470,000 SCG Holding & Semiconductor Corp.

                    company guaranty 12s, 2009                                                              394,800

 ...................................................................................................................

          1,260,000 Telecommunications Techniques, Inc.

                    company guaranty 9 3/4s, 2008                                                         1,108,800

 ...................................................................................................................

          2,690,000 Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                       2,125,100

 ...................................................................................................................

            800,000 Viasystems, Inc. sr. sub notes 9 3/4s, 2007                                             632,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,184,125

-------------------------------------------------------------------------------------------------------------------



Technology Services (0.8%)

 ...................................................................................................................

            850,000 Cooperative Computing, Inc. sr. sub.

                    notes 9s, 2008                                                                          289,000

 ...................................................................................................................

          3,260,000 Equinix, Inc. sr. notes 13s, 2007                                                     2,282,000

 ...................................................................................................................

          1,200,000 Exodus Communications, Inc. sr. notes

                    10 3/4s, 2009                                                                         1,044,000

 ...................................................................................................................

          1,050,000 Globix Corp. sr. notes 12 1/2s, 2010                                                    399,000

 ...................................................................................................................

          1,680,000 Pierce Leahy Command Co. company

                    guaranty 8 1/8s, 2008 (Canada)                                                        1,579,200

 ...................................................................................................................

            830,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005                                                234,475

 ...................................................................................................................

            430,000 Rhythms Netconnections sr. notes

                    Ser. B, 14s, 2010                                                                       111,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,939,475

-------------------------------------------------------------------------------------------------------------------



Telecommunications (9.0%)

 ...................................................................................................................

          1,813,333 American Cellular Corp bank term loan

                    FRN 8.941s, 2008                                                                      1,813,333

 ...................................................................................................................

          1,586,667 American Cellular Corp. bank term loan

                    FRN 9.609s, 2008                                                                      1,586,667

 ...................................................................................................................

             10,000 American Mobile Satellite Corp.

                    company guaranty 12 1/4s, 2008                                                            3,400

 ...................................................................................................................

            240,000 Arch Communications, Inc. sr. notes

                    13 3/4s, 2008                                                                            86,400

 ...................................................................................................................

            130,000 Arch Communications, Inc. sr. notes

                    13s, 2007 (STP)                                                                          45,500

 ...................................................................................................................

          1,690,000 Bestel S.A. de C.V. sr. disc. notes

                    stepped-coupon zero % (12 3/4s,

                    5/15/03), 2005 (Mexico) (STP)                                                           980,200

 ...................................................................................................................

          1,300,000 Call-Net Enterprises, Inc. sr. notes

                    8s, 2008 (Canada)                                                                       520,000

 ...................................................................................................................

          1,230,000 Carrier1 Intl. SA sr. notes Ser. B, 13 1/4s,

                    2009 (Luxembourg)                                                                       897,900

 ...................................................................................................................

          4,330,000 Celcaribe S.A. sr. notes stepped-coupon

                    zero % (13 1/2s, 3/15/04),

                    2004 (Colombia) (STP)                                                                 2,598,000

 ...................................................................................................................

          1,730,000 Covad Communications Group, Inc.

                    sr. disc. notes stepped-coupon Ser. B,

                    zero % (13 1/2s, 03/15/03), 2008 (STP)                                                  311,400

 ...................................................................................................................

            290,000 Covad Communications Group, Inc.

                    sr. notes 12 1/2s, 2009                                                                  87,000

 ...................................................................................................................

             88,000 Covad Communications Group, Inc.

                    sr. notes Ser. B, 12s, 2010                                                              22,000

 ...................................................................................................................

          1,170,000 Crown Castle Intl., Corp. sr. notes

                    10 3/4s, 2011                                                                         1,213,875

 ...................................................................................................................

          1,000,000 Crown Castle International bank term

                    loan FRN 8.768s 2008                                                                  1,005,000

 ...................................................................................................................

            430,000 Dobson Communications Corp. sr. notes

                    10 7/8s, 2010                                                                           425,700

 ...................................................................................................................

            850,000 Dobson/Sygnet Communications, Inc.

                    sr. notes 12 1/4s, 2008                                                                 841,500

 ...................................................................................................................

          1,330,000 Econophone, Inc. company guaranty

                    13 1/2s, 2007                                                                           465,500

 ...................................................................................................................

          1,930,000 Exodus Communications, Inc. 144A

                    sr. notes 11 5/8s, 2010                                                               1,717,700

 ...................................................................................................................

            210,000 Exodus Communications, Inc. sr. notes

                    11 1/4s, 2008                                                                           184,800

 ...................................................................................................................

          4,390,000 Firstworld Communication Corp.

                    sr. disc. notes stepped-coupon zero %

                    (13s, 4/15/03), 2008 (STP)                                                              504,850

 ...................................................................................................................

          1,315,000 Flag Ltd. sr. notes 8 1/4s, 2008 (Bermuda)                                            1,117,750

 ...................................................................................................................

            690,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 5/8s, 2008 (Bermuda)                                                         657,225

 ...................................................................................................................

          1,560,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 1/8s, 2006 (Bermuda)                                                       1,482,000

 ...................................................................................................................

          1,610,000 Grupo Iusacell sr. notes 14 1/4s,

                    2006 (Mexico)                                                                         1,601,950

 ...................................................................................................................

            110,000 Hermes Europe Railtel B.V. sr. notes

                    11 1/2s, 2007 (Netherlands)                                                              46,200

 ...................................................................................................................

            240,000 Hermes Europe Railtel B.V. sr. notes

                    10 3/8s, 2009 (Netherlands)                                                             100,800

 ...................................................................................................................

          1,200,000 ICG Holdings, Inc. sr. disc. notes

                    13 1/2s, 2005 (In default) (Canada) (NON)                                               129,000

 ...................................................................................................................

          7,180,000 ICG Services, Inc. sr. disc. notes

                    stepped-coupon zero % (10s, 02/15/03),

                    2008 (In default) (Canada) (STP) (NON)                                                  448,750

 ...................................................................................................................

          2,000,000 Innova S De R.L. sr. notes 12 7/8s,

                    2007 (Mexico)                                                                         1,760,000

 ...................................................................................................................

          2,550,000 Intira Corp. bonds 13s, 2010

                    (acquired 1/31/00, cost $1,358,920) (RES)                                               892,500

 ...................................................................................................................

            190,000 Level 3 Communication, Inc. sr. notes

                    9 1/8s, 2008                                                                            152,000

 ...................................................................................................................

          1,850,000 Level 3 Communications, Inc. sr. notes

                    11s, 2008                                                                             1,628,000

 ...................................................................................................................

          2,590,000 Maxcom Telecomunicaciones SA de CV

                    company guaranty Ser. B, 13 3/4s,

                    2007 (Mexico)                                                                         1,295,000

 ...................................................................................................................

            450,000 Metrocall, Inc. sr. sub. notes 11s, 2008                                                108,000

 ...................................................................................................................

            210,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                             45,150

 ...................................................................................................................

            525,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                             110,250

 ...................................................................................................................

            590,000 Metromedia Fiber Network, Inc. sr. notes

                    10s, 2009                                                                               491,175

 ...................................................................................................................

          2,230,000 Metromedia Fiber Network, Inc. sr. notes

                    Ser. B, 10s, 2008                                                                     1,856,475

 ...................................................................................................................

          2,592,000 Millicom International Cellular S.A. sr. disc.

                    notes stepped-coupon zero % (13 1/2s,

                    6/1/01), 2006 (Luxembourg) (STP)                                                      2,034,720

 ...................................................................................................................

            740,000 Nextel Communications, Inc. sr. disc.

                    notes stepped-coupon zero % (12 1/8s,

                    4/15/03), 2008 (STP)                                                                    370,000

 ...................................................................................................................

          3,980,000 Nextel Communications, Inc. sr. notes

                    12s, 2008                                                                             4,218,800

 ...................................................................................................................

          4,820,000 Nextel Communications, Inc. sr. notes

                    9 3/8s, 2009                                                                          4,518,750

 ...................................................................................................................

          2,750,000 Nextel International, Inc. 144A sr. notes

                    12 3/4s, 2010                                                                         2,255,000

 ...................................................................................................................

          3,620,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             3,457,100

 ...................................................................................................................

          1,560,000 Nextel Partners, Inc. sr. notes 11s, 2010                                             1,489,800

 ...................................................................................................................

          1,360,000 NorthEast Optic Network, Inc. sr. notes

                    12 3/4s, 2008                                                                           652,800

 ...................................................................................................................

          1,340,000 NTELOS, Inc. sr. notes 13s, 2010                                                        964,800

 ...................................................................................................................

          1,990,000 Orbital Imaging Corp. sr. notes Ser. B,

                    11 5/8s, 2005                                                                           378,100

 ...................................................................................................................

          1,360,000 Pagemart Wireless, Inc. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    2/1/03), 2008 (STP)                                                                     401,200

 ...................................................................................................................

          1,300,000 Paging Network Do Brasil sr. notes

                    13 1/2s, 2005 (In default) (Brazil) (NON)                                               104,000

 ...................................................................................................................

          4,950,000 Pinnacle Holdings, Inc. sr. disc. notes

                    stepped-coupon zero % (10s,

                    3/15/03), 2008 (STP)                                                                  2,722,500

 ...................................................................................................................

          1,050,000 Price Communications Wireless, Inc.

                    144A sr. notes Ser. B, 9 1/8s, 2006                                                   1,092,000

 ...................................................................................................................

            430,000 PSINet, Inc. sr. notes 11 1/2s, 2008                                                    121,475

 ...................................................................................................................

          2,905,000 PSINet, Inc. sr. notes 11s, 2009                                                        820,663

 ...................................................................................................................

          1,310,000 Rogers Cantel, Inc. sr. sub. notes

                    8.8s, 2007 (Canada)                                                                   1,313,275

 ...................................................................................................................

          1,510,000 RSL Communications PLC company

                    guaranty 12 7/8s, 2010 (United Kingdom)                                                  60,400

 ...................................................................................................................

          1,175,000 RSL Communications PLC company

                    guaranty 12 1/4s, 2006 (United Kingdom)                                                  79,313

 ...................................................................................................................

          1,480,000 RSL Communications PLC 144A company

                    guaranty 10 1/2s, 2008 (United Kingdom)                                                  88,800

 ...................................................................................................................

          1,440,000 RSL Communications PLC company

                    guaranty 9 1/8s, 2008 (United Kingdom)                                                   86,400

 ...................................................................................................................

          1,000,000 Rural Cellular Corp. bank term loan

                    FRN 8.979s, 2008                                                                        997,500

 ...................................................................................................................

          1,170,000 Spectrasite Holdings, Inc. sr. disc. notes

                    stepped-coupon zero % (11 1/4s,

                    4/15/04), 2009 (STP)                                                                    608,400

 ...................................................................................................................

          1,290,000 Spectrasite Holdings, Inc. sr. disc. notes

                    stepped-coupon Ser. B, zero %

                    (12 7/8s, 3/15/05), 2010 (STP)                                                          657,900

 ...................................................................................................................

          2,950,000 Startec Global Communications Corp.

                    sr. notes 12s, 2008                                                                   1,770,000

 ...................................................................................................................

            600,000 USA Mobile Communication, Inc.

                    sr. notes 14s, 2004                                                                     390,000

 ...................................................................................................................

            410,000 USA Mobile Communication, Inc.

                    sr. notes 9 1/2s, 2004                                                                  205,000

 ...................................................................................................................

          6,910,000 Viatel, Inc. sr. disc. notes stepped-coupon

                    zero % (12 1/2s, 4/15/03), 2008 (STP)                                                 1,382,000

 ...................................................................................................................

          3,000,000 Western Wireless Corp. bank term loan

                    FRN 8.65s, 2008                                                                       3,007,500

 ...................................................................................................................

          1,130,000 Williams Communications Group, Inc.

                    sr. notes 11.7s, 2008                                                                   858,800

 ...................................................................................................................

             50,000 Williams Communications Group, Inc.

                    sr. notes 10 7/8s, 2009                                                                  37,250

 ...................................................................................................................

          1,870,000 World Access, Inc. sr. notes Ser. B,

                    13 1/4s, 2008                                                                         1,271,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                         67,648,796

-------------------------------------------------------------------------------------------------------------------



Telephone (4.3%)

 ...................................................................................................................

          1,120,000 Airgate PCS, Inc. sr. sub. notes

                    stepped-coupon zero % (13 1/2s,

                    10/1/04), 2009 (STP)                                                                    644,000

 ...................................................................................................................

          1,230,000 Alamosa PCS Holdings, Inc. company

                    guaranty stepped-coupon zero %

                    (12 7/8s, 2/15/05), 2010 (STP)                                                          571,950

 ...................................................................................................................

            730,000 Allegiance Telecom, Inc. sr. notes

                    12 7/8s, 2008                                                                           700,800

 ...................................................................................................................

            840,000 Allegiance Telecom, Inc. sr. disc. notes

                    stepped-coupon Ser. B, zero %

                    (11 3/4s, 2/15/03), 2008 (STP)                                                          512,400

 ...................................................................................................................

          1,660,000 Birch Telecommunications, Inc. sr. notes

                    14s, 2008                                                                               996,000

 ...................................................................................................................

          2,470,000 BTI Telecom Corp. sr. notes 10 1/2s, 2007                                               617,500

 ...................................................................................................................

            800,000 Focal Communications Corp. sr. disc.

                    notes, stepped-coupon Ser. B, zero %

                    (12 1/8s, 02/15/03), 2008 (STP)                                                         336,000

 ...................................................................................................................

            940,000 Focal Communications Corp. sr. notes

                    11 7/8s, 2010                                                                           639,200

 ...................................................................................................................

          1,160,000 Intermedia Communications, Inc.

                    sr. disc. notes stepped-coupon Ser. B,

                    zero %, (121/4s, 3/1/04), 2009 (STP)                                                    754,000

 ...................................................................................................................

            370,000 Intermedia Communications, Inc. sr. notes

                    Ser. B, 8 1/2s, 2008                                                                    259,000

 ...................................................................................................................

          8,764,000 KMC Telecommunications Holdings, Inc.

                    sr. disc. notes stepped-coupon zero %

                    (12 1/2s, 2/15/03), 2008 (STP)                                                        1,051,680

 ...................................................................................................................

          1,470,000 Leap Wireless International, Inc.

                    company guaranty 12 1/2s, 2010                                                          852,600

 ...................................................................................................................

          3,020,000 Madison River Capital Corp. sr. notes

                    13 1/4s, 2010                                                                         1,963,000

 ...................................................................................................................

          2,940,000 McLeodUSA, Inc. bank term loan FRN

                    9.463s, 2007                                                                          2,928,975

 ...................................................................................................................

          1,400,000 McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                1,211,000

 ...................................................................................................................

          2,540,000 Microcell Telecommunications sr. disc.

                    notes stepped-coupon Ser. B, zero %

                    (14s, 12/1/01), 2006 (Canada) (STP)                                                   2,425,700

 ...................................................................................................................

            950,000 Netia Holdings B.V. 144A company

                    guaranty stepped-coupon zero %

                    (11 1/4s, 11/1/01), 2007 (Poland) (STP)                                                 570,000

 ...................................................................................................................

            910,000 Netia Holdings B.V. 144A company

                    guaranty 10 1/4s, 2007 (Poland)                                                         637,000

 ...................................................................................................................

          1,580,000 NEXTLINK Communications, Inc.

                    sr. notes 10 1/2s, 2009                                                               1,240,300

 ...................................................................................................................

          1,470,000 Tele1 Europe B.V. 144A 13s, 2009                                                      1,323,000

 ...................................................................................................................

          1,520,000 Telecorp PCS, Inc. company guarany

                    10 5/8s, 2010                                                                         1,542,800

 ...................................................................................................................

          1,030,000 Time Warner Telecom, Inc. sr. notes

                    9 3/4s, 2008                                                                            950,175

 ...................................................................................................................

          2,040,000 Transtel S.A. pass-through certificates

                    12 1/2s, 2007                                                                           336,600

 ...................................................................................................................

          3,450,000 UbiquiTel Operating Co. company

                    guaranty stepped-coupon zero %

                    (14s, 4/15/05), 2010 (STP)                                                            1,414,500

 ...................................................................................................................

          2,410,000 US UnWired, Inc. company guaranty,

                    stepped-coupon Ser. B, zero %

                    (13 3/8s, 11/1/04), 2009 (STP)                                                        1,060,400

 ...................................................................................................................

            650,000 Versatel Telecom N.V. structured

                    notes (issued by CRAVE Trust 2000)

                    15.065s, 2005 (Netherlands)                                                             390,000

 ...................................................................................................................

          1,290,000 Versatel Telecom N.V. sr. notes

                    13 1/4s, 2008 (Netherlands)                                                             812,700

 ...................................................................................................................

            660,000 Versatel Telecom N.V. sr. notes

                    13 1/4s, 2008 (Netherlands)                                                             415,800

 ...................................................................................................................

          1,750,000 VoiceStream Wire, Inc. sr. notes

                    10 3/8s, 2009                                                                         1,885,625

 ...................................................................................................................

          7,548,000 WinStar Communications, Inc. sr. disc.

                    notes stepped-coupon zero %

                    (14 3/4s, 4/15/05), 2010 (STP)                                                        2,075,700

 ...................................................................................................................

            910,000 WinStar Communications, Inc. sr. notes

                    12 3/4s, 2010                                                                           637,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         31,755,405

-------------------------------------------------------------------------------------------------------------------



Textiles (1.3%)

 ...................................................................................................................

            790,000 Galey & Lord, Inc. company guaranty

                    9 1/8s, 2008                                                                            426,600

 ...................................................................................................................

          1,035,000 GFSI, Inc. sr. disc. notes stepped-coupon

                    Ser. B, zero % (11 3/8s, 9/15/04), 2009 (STP)                                           155,250

 ...................................................................................................................

          2,297,000 Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                         2,113,240

 ...................................................................................................................

            303,000 Kasper A.S.L., Ltd. sr. notes 12 3/4s,

                    2004 (In default) (NON)                                                                  90,900

 ...................................................................................................................

          2,200,000 Levi Strauss & Co. notes 6.8s, 2003                                                   1,859,000

 ...................................................................................................................

            490,000 Westpoint Stevens, Inc. sr. notes

                    7 7/8s, 2008                                                                            350,350

 ...................................................................................................................

          3,370,000 Westpoint Stevens, Inc. sr. notes

                    7 7/8s, 2005                                                                          2,510,650

 ...................................................................................................................

          1,040,000 William Carter Holdings Co. sr. sub.

                    notes Ser. A, 12s, 2008                                                                 946,400

 ...................................................................................................................

          1,650,000 William Carter Holdings Co. sr. sub.

                    notes Ser. A, 10 3/8s, 2006                                                           1,584,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,036,390

-------------------------------------------------------------------------------------------------------------------



Tobacco (0.1%)

 ...................................................................................................................

            600,000 North Atlantic Trading Co. company

                    guaranty Ser. B, 11s, 2004                                                              390,000

-------------------------------------------------------------------------------------------------------------------



Transportation (0.3%)

 ...................................................................................................................

          2,977,500 Transportation Technology Corp

                    bank term loan FRN 9.859s, 2007                                                       2,560,650

-------------------------------------------------------------------------------------------------------------------



Utilities (0.2%)

 ...................................................................................................................

          3,880,000 Cathay International, Ltd. 144A sr. notes

                    13s, 2008 (China)                                                                     1,358,000

-------------------------------------------------------------------------------------------------------------------



Waste Management (1.6%)

 ...................................................................................................................

          7,320,000 Allied Waste Industries, Inc. company

                    guaranty Ser. B, 10s, 2009                                                            6,844,200

 ...................................................................................................................

          1,415,000 Allied Waste Industries, Inc. bank term

                    loan Ser. B., FRN 8 7/8s, 2006                                                        1,424,962

 ...................................................................................................................

          1,725,000 Allied Waste Industries, Inc. bank term

                    loan Ser. C., FRN 8.311s, 2007                                                        1,733,625

 ...................................................................................................................

             70,000 Browning-Ferris Industries, Inc. deb.

                    7.4s, 2035                                                                               50,400

 ...................................................................................................................

          2,140,000 Waste Management, Inc. company

                    guaranty 6 7/8s, 2009                                                                 2,012,028

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,065,215

-------------------------------------------------------------------------------------------------------------------



Water Utilities (0.1%)

 ...................................................................................................................

          1,050,000 Azurix Corp. sr. notes Ser. B,

                    10 3/8s, 2007                                                                         1,039,500

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $764,477,872)                                                             $   594,601,571

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (5.7%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Aerospace and Defense (0.1%)

 ...................................................................................................................

              8,000 Decrane Aircraft Holdings $16.00 pfd. (PIK)                                     $       800,000

-------------------------------------------------------------------------------------------------------------------



Banking (0.5%)

 ...................................................................................................................

             56,820 Chevy Chase Preferred Corporation

                    Ser. A, $5.19 pfd.                                                                    2,897,820

 ...................................................................................................................

              5,230 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               133,365

 ...................................................................................................................

            500,000 CSBI Capital Trust I 144A

                    company guaranty                                                                        500,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,531,185

-------------------------------------------------------------------------------------------------------------------



Broadcasting (1.3%)

 ...................................................................................................................

              1,122 Benedek Communications Corp.

                    11.50% pfd. (PIK)                                                                       471,240

 ...................................................................................................................

             18,182 Citadel Broadcasting Co. Ser. B,

                    $13.25 cum. pfd. (PIK)                                                                1,872,746

 ...................................................................................................................

              3,542 Granite Broadcasting 12.75% cum. pfd. (PIK)                                             672,980

 ...................................................................................................................

                662 Paxson Communications Corp. 144A

                    13.25% cum. pfd. (PIK)                                                                6,024,200

 ...................................................................................................................

                950 Pegasus Communications Corp. Ser. A,

                    12.75% cum. pfd.                                                                        950,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,991,166

-------------------------------------------------------------------------------------------------------------------



Cable Television (1.0%)

 ...................................................................................................................

             60,440 CSC Holdings, Inc. Ser. M,

                    $11.13 cum. pfd. (PIK)                                                                6,315,980

 ...................................................................................................................

                 21 CSC Holdings, Inc. Ser. H, $11.75 pfd.                                                    2,210

 ...................................................................................................................

             91,670 Diva Systems Corp. Ser. C, $6.00

                    cum. pfd.                                                                               756,278

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,074,468

-------------------------------------------------------------------------------------------------------------------



Consumer Cyclicals (0.2%)

 ...................................................................................................................

             42,800 Doane Pet Care Enterpris. $7.12 pfd.                                                  1,284,000

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (--%)

 ...................................................................................................................

             12,134 Public Service of New Hampshire

                    Ser. A, $10.60 cum. pfd.                                                                282,116

-------------------------------------------------------------------------------------------------------------------



Financial (0.5%)

 ...................................................................................................................

              1,010 First Rep Cap Corp. Ser. 144A, 10.50% pfd.                                              843,350

 ...................................................................................................................

            111,000 Golden State Bancorp Ser. A, $2.28 pfd.                                               2,553,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,396,350

-------------------------------------------------------------------------------------------------------------------



Insurance (0.5%)

 ...................................................................................................................

            191,901 CGA Group Ltd. 144A zero %, pfd.                                                      3,550,165

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.3%)

 ...................................................................................................................

             64,595 Brand Scaffold $3.63 cum. pfd.                                                        2,390,015

-------------------------------------------------------------------------------------------------------------------



Restaurants (--%)

 ...................................................................................................................

             39,969 AmeriKing, Inc. $3.25 cum. pfd.                                                          39,969

-------------------------------------------------------------------------------------------------------------------



Telecommunications (1.3%)

 ...................................................................................................................

              4,328 Dobson Communications 13.00% pfd. (PIK)                                               3,851,920

 ...................................................................................................................

              6,821 ICG Holdings, Inc. 14.00% pfd.

                    (In default) (PIK) (NON)                                                                136,420

 ...................................................................................................................

              3,188 Intermedia Communications Ser. B,

                    13.50% pfd. (PIK)                                                                     1,594,000

 ...................................................................................................................

              1,340 Nextel Communications, Inc. 13.00%

                    cum. pfd. (PIK)                                                                       1,286,400

 ...................................................................................................................

                  8 Nextel Communications, Inc. Ser. E,

                    $11.13 pfd. (PIK)                                                                         6,680

 ...................................................................................................................

              2,058 Rural Cellular Corp. 12.25% pfd. (PIK)                                                1,666,980

 ...................................................................................................................

             22,968 XO Communications, Inc. $7.00

                    cum. pfd. (PIK)                                                                         734,976

 ...................................................................................................................

              1,622 XO Communications, Inc. Ser. B,

                    13.50% pfd. (PIK)                                                                       729,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,007,276

-------------------------------------------------------------------------------------------------------------------

                    Total Preferred Stocks

                    (cost $56,982,321)                                                              $    42,346,710

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE BONDS AND NOTES (1.8%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        750,000 Amkor Technologies, Inc. cv. sub. notes

                    5s, 2007                                                                        $       495,938

 ...................................................................................................................

          5,150,000 Cybernet Internet Services Intl., Inc. 144A

                    cv. sr. disc. notes stepped-coupon zero %,

                    (13s, 8/15/04), 2009 (STP)                                                            1,030,000

 ...................................................................................................................

          4,080,000 Exide Corp. 144A cv. sr. sub. notes

                    2.9s, 2005                                                                            1,754,400

 ...................................................................................................................

            360,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    316,800

 ...................................................................................................................

          3,000,000 Micron Technology, Inc cv. notes

                    6 1/2s, 2005                                                                          2,490,000

 ...................................................................................................................

          1,230,000 Pinnacle Holdings, Inc. 144A cv. sub.

                    notes 5 1/2s, 2007                                                                      611,925

 ...................................................................................................................

          1,210,000 Telewest Finance Corp. cv. sub. notes

                    6s, 2005 (United Kingdom)                                                               834,900

 ...................................................................................................................

          4,070,000 Total Renal Care Holdings, Inc. 144A

                    cv. 7s, 2009                                                                          3,383,188

 ...................................................................................................................

          2,700,000 Waste Management, Inc. cv. sub. notes

                    4s, 2002                                                                              2,588,625

-------------------------------------------------------------------------------------------------------------------

                    Total Convertible Bonds and Notes

                    (cost $16,355,515)                                                              $    13,505,776

-------------------------------------------------------------------------------------------------------------------



COLLATERALIZED MORTGAGE OBLIGATIONS (1.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        415,000 Amresco Commercial Mortgage Funding

                    Ser. 1997-C1, Class G, I 7s, 2029                                               $       355,863

 ...................................................................................................................

         13,437,976 Commercial Mortgage Asset Trust

                    Ser. 99-C1, Class X, Interest Only (IO),

                    0.9264s, 2020                                                                           851,422

 ...................................................................................................................

          1,040,000 Criimi Mae Commercial Mortgage Trust

                    Ser. 1998-C1, Class C, 7s, 2012                                                         856,700

 ...................................................................................................................

            860,000 CS First Boston Mortgage Securities

                    Corp. Ser. 1999-C1, Class E, 7.923s, 2009                                               892,250

 ...................................................................................................................

                    Fannie Mae Strip

 ...................................................................................................................

          1,380,398 Ser. 181, Class 2, IO, 8 1/2s, 2022                                                     293,335

 ...................................................................................................................

             61,608 Ser. 241, Class 2, 4.633s, 2023                                                          12,995

 ...................................................................................................................

             22,726 Ser. 218, Class 2, 3.989s, 2023                                                           5,270

 ...................................................................................................................

          2,028,598 Ser. 221, Class 2, 3.962s, 2023                                                         464,993

 ...................................................................................................................

            163,216 Ser. 203, IO, Class 2, 3.951s, 2023                                                      37,234

 ...................................................................................................................

            991,099 Ser. 158, Class 2, IO, 3.091s, 2022                                                     209,060

 ...................................................................................................................

            289,532 Ser. 215, Class 2, 2.665s, 2023                                                          66,773

 ...................................................................................................................

                    Federal National Mortgage Association

 ...................................................................................................................

          2,485,441 Ser. 150, Class 2, IO, 8 1/2s, 2022                                                     528,156

 ...................................................................................................................

          1,921,219 Ser. G92-45, IO, 8s, 2022                                                               461,727

 ...................................................................................................................

          7,220,000 FFCA Secured Lending Corp. Ser. 00-1,

                    Class X, IO, 1.728s, 2027                                                               696,053

 ...................................................................................................................

                    Financing Corp.

 ...................................................................................................................

                424 Ser. 92-181, Class PJ, 10.075s, 2022                                                     10,966

 ...................................................................................................................

                596 Ser. 92-184, Class J, 11.46s, 2022                                                       17,974

 ...................................................................................................................

            387,274 Ser. G93-9, IO, 8s, 2023                                                                 84,387

 ...................................................................................................................

            117,000 Ser. 00-4, Class SX, 6.998s, 2023                                                       117,073

 ...................................................................................................................

            271,000 Ser. 97-23, Class SJ, 6.256s, 2023                                                       50,220

 ...................................................................................................................

            623,800 Ser. 92-207, Class S, IO, 3.485s, 2022                                                  144,254

 ...................................................................................................................

                    Freddie Mac

 ...................................................................................................................

            675,000 Ser. 2033, Class SL, 10.747s, 2021                                                      193,008

 ...................................................................................................................

            286,000 Ser. 2007, Class SC, 10.212s, 2026                                                      120,924

 ...................................................................................................................

            743,200 Ser. 2183, Class SG, 3.948s, 2014                                                       688,854

 ...................................................................................................................

          1,300,000 General Growth Properties Ala Moana

                    Ser. 1999-C1, Class F, 9.37s, 2004                                                    1,300,000

 ...................................................................................................................

                    Government National Mortgage

                    Association

 ...................................................................................................................

            709,063 Ser. 2000-10, Class SB, 8.256s, 2030                                                    722,011

 ...................................................................................................................

            797,603 Ser. 00-16, Class SA, 8.256s, 2026                                                      800,397

 ...................................................................................................................

            470,273 Ser. 99-38, Class SL, 8.506s, 2026                                                      476,298

 ...................................................................................................................

            782,144 Ser. 99-41, Class EB, Principal

                    Only (PO), zero %, 2026                                                                 623,516

 ...................................................................................................................

                    Merrill Lynch Mortgage Investors, Inc.

 ...................................................................................................................

            500,000 Ser. 98-C2, Class F, 6 1/4s, 2030                                                       342,266

 ...................................................................................................................

          1,824,634 Ser. 1996-C2, Class IO, 0.912s, 2028                                                    123,733

-------------------------------------------------------------------------------------------------------------------

                    Total Collateralized Mortgage Obligations

                    (cost $11,585,537)                                                              $    11,547,712

-------------------------------------------------------------------------------------------------------------------



UNITS (0.4%) (a)

-------------------------------------------------------------------------------------------------------------------

    Number of Units                                                                                           Value

 ...................................................................................................................

              1,210 Colo.com units 13 7/8s, 2010                                                    $       726,000

 ...................................................................................................................

              2,260 Horizon Pcs., Inc. units stepped-coupon

                    zero % (14s, 10/1/05), 2010 (STP)                                                       926,600

 ...................................................................................................................

              2,030 Ipcs Inc. units multi-coupon zero %,

                    (14s 7/15/05), 2010                                                                     862,750

 ...................................................................................................................

              2,695 XCL Ltd. units 13 1/2s, 2004 (In default) (NON)                                         485,100

 ...................................................................................................................

             13,850 XCL, Ltd. 144A units cum. pfd. zero % (PIK)                                               6,925

-------------------------------------------------------------------------------------------------------------------

                    Total Units

                    (cost $7,409,482)                                                               $     3,007,375

-------------------------------------------------------------------------------------------------------------------



COMMON STOCKS (0.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

             95,530 360Networks, Inc. 144A (Canada)

                    (acquired 5/11/00, cost $1,069,936) (NON) (RES)                                 $     1,031,724

 ...................................................................................................................

                750 AmeriKing, Inc. (NON)                                                                       750

 ...................................................................................................................

             97,049 Arch Wireless, Inc. (NON)                                                                60,656

 ...................................................................................................................

             57,470 Aurora Foods, Inc. (NON)                                                                140,083

 ...................................................................................................................

              4,275 Axia Holding, Inc. 144A (PIK)                                                            51,300

 ...................................................................................................................

            431,848 Celcaribe S.A.                                                                           53,981

 ...................................................................................................................

              4,044 MGC Communications, Inc. (NON)                                                           20,726

 ...................................................................................................................

            138,774 Network Plus Corp. (NON)                                                                208,161

 ...................................................................................................................

              1,500 Paging Do Brazil Holdings Co., LLC

                    144A Class B (Brazil) (NON)                                                                  15

 ...................................................................................................................

                665 Premium Holdings (L.P.) 144A (NON)                                                        8,807

 ...................................................................................................................

              1,578 PSF Holdings LLC Class A (NON)                                                        2,090,850

 ...................................................................................................................

                 63 RCN Corp. (NON)                                                                               1

 ...................................................................................................................

              1,466 RSL Communications, Ltd. Class A (NON)                                                      183

 ...................................................................................................................

             30,150 Spanish Broadcasting System, Inc. (NON)                                                 135,675

 ...................................................................................................................

             15,000 Specialty Foods Acquisition Corp. (NON)                                                     150

 ...................................................................................................................

             25,890 Tele1 Europe Holding AB

                    ADR (Sweden) (NON)                                                                      119,741

 ...................................................................................................................

              4,609 Vast Solutions, Inc. Class B1 (NON)                                                      13,826

 ...................................................................................................................

              4,609 Vast Solutions, Inc. Class B2 (NON)                                                      13,826

 ...................................................................................................................

              4,609 Vast Solutions, Inc. Class B3 (NON)                                                      13,826

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $8,333,759)                                                               $     3,964,281

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE PREFERRED STOCKS (0.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

             12,300 Global Crossing, Ltd. 7.00% cum cv.

                    pfd (Bermuda)                                                                   $     1,528,275

 ...................................................................................................................

              4,300 Global Crossing, Ltd 144A 7.00% cv.

                    pfd. (Bermuda)                                                                          524,063

 ...................................................................................................................

              3,000 Global Crossing, Ltd. 6.75% cum cv.

                    pfd (Bermuda)                                                                           441,000

 ...................................................................................................................

             23,200 Global Telesystems Group, Inc. $3.625

                    cv. pfd.                                                                                 23,200

 ...................................................................................................................

             54,170 Global Telesystems Group, Inc. 144A

                    $3.625 cv. pfd.                                                                          54,170

 ...................................................................................................................

              2,590 Interact Systems, Inc. 14.00% cv. pfd                                                        26

 ...................................................................................................................

             14,400 LTV Corp. (The) 144A $4.13 cv. pfd.                                                      14,400

 ...................................................................................................................

                124 Paxson Communications Corp. 144A

                    9.75% cv. pfd. (PIK)                                                                  1,171,800

 ...................................................................................................................

             15,352 Penisula Gaming Partners 144A 7.14%

                    cv. pfd.                                                                                 92,109

 ...................................................................................................................

              5,870 PSINet, Inc. 144A $3.50 cv. pfd.                                                          5,870

 ...................................................................................................................

                154 World Access, Inc. 144A Ser. D,

                    zero %, cv. pfd.                                                                         43,036

 ...................................................................................................................

              2,736 XCL, Ltd. 144A Ser. A, $9.50 cv. cum. pfd.                                                1,368

-------------------------------------------------------------------------------------------------------------------

                    Total Convertible Preferred Stocks

                    (cost $9,744,363)                                                               $     3,899,317

-------------------------------------------------------------------------------------------------------------------



BRADY BONDS (0.4%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      1,515,600 Argentina (Republic of) deb. FRB

                    7.625s, 2005                                                                    $     1,377,377

 ...................................................................................................................

          2,090,000 Brazil (Federal Republic of) Ser. L,

                    FRB 7s, 2012                                                                          1,541,375

-------------------------------------------------------------------------------------------------------------------

                    Total Brady Bonds

                    (cost $2,912,602)                                                               $     2,918,752

-------------------------------------------------------------------------------------------------------------------







WARRANTS (0.4%) (a) (NON)

-------------------------------------------------------------------------------------------------------------------

 Number of Warrants                                                               Expiration Date            Value

 ...................................................................................................................

                 57 Anker Coal Group, Inc. 144A                                          10/28/09   $             1

 ...................................................................................................................

              2,865 Asia Pulp & Paper

                    Co., Ltd.144A                                                         3/15/00                29

 ...................................................................................................................

              1,690 Bestel S.A. de C.V. (Mexico)                                          5/15/05           169,000

 ...................................................................................................................

              1,600 Birch Telecommunications,

                    Inc. 144A (PIK)                                                       6/15/08            88,000

 ...................................................................................................................

              8,867 CellNet Data Systems, Inc.                                            10/1/07                 9

 ...................................................................................................................

            122,500 CGA Group, Ltd. 144A                                                  2/11/07             1,225

 ...................................................................................................................

              1,950 Dayton Superior Corp.                                                 6/15/09            39,000

 ...................................................................................................................

                530 Decrane Aircraft Holdings                                             9/30/08                 1

 ...................................................................................................................

                  1 Decrane Holding Co. Class B                                           6/30/10                 1

 ...................................................................................................................

              4,700 Destia Communications 144A                                            7/15/07           103,400

 ...................................................................................................................

              2,145 Diva Systems Corp.                                                    5/15/06         1,222,650

 ...................................................................................................................

             27,031 Diva Systems Corp.                                                     3/1/08           405,465

 ...................................................................................................................

              1,560 Epic Resorts 144A                                                     6/15/05                16

 ...................................................................................................................

              2,460 Firstworld Communication

                    Corp.                                                                 4/15/08            22,140

 ...................................................................................................................

              1,890 Globalstar Telecommunications                                         2/15/04                19

 ...................................................................................................................

             24,750 ICG Communications                                                   10/15/05            24,750

 ...................................................................................................................

              1,880 Insilco Corp. 144A                                                    8/15/07                 2

 ...................................................................................................................

              2,590 Interact Systems, Inc.                                                 8/1/03                26

 ...................................................................................................................

              2,590 Interact Systems, Inc. 144A                                          12/15/09                26

 ...................................................................................................................

              1,360 International Wireless

                    Communications Holdings 144A                                          8/15/01                 1

 ...................................................................................................................

             42,155 Intira Corp. Class A

                    (acquired 1/31/00, cost $42) (RES)                                     2/1/10                 4

 ...................................................................................................................

             14,486 Intira Corp. Class B

                    (acquired 1/31/00, cost $145) (RES)                                    2/1/10                 1

 ...................................................................................................................

              1,500 Iridium World Com 144A                                                7/15/05                 1

 ...................................................................................................................

              2,360 Josten, Inc.                                                           5/1/10            47,200

 ...................................................................................................................

              6,794 KMC Telecommunications

                    Holdings, Inc.                                                        4/15/08            13,588

 ...................................................................................................................

              6,100 Knology Holdings                                                     10/22/07            18,300

 ...................................................................................................................

              1,470 Leap Wireless

                    International 144A                                                    4/15/10               368

 ...................................................................................................................

              2,590 Maxcom Telecomunicaciones

                    SA de CV 144A (Mexico)                                                 4/1/07                26

 ...................................................................................................................

              6,920 McCaw International, Ltd.                                             4/15/07           207,600

 ...................................................................................................................

              1,850 Mediq, Inc. 144A                                                       6/1/09                19

 ...................................................................................................................

                765 Metronet Communications

                    144A                                                                  8/15/07            53,550

 ...................................................................................................................

                 20 Motient Corp. 144A                                                     4/1/08               200

 ...................................................................................................................

              1,710 Ntelos, Inc.                                                          8/15/10             1,710

 ...................................................................................................................

              1,990 Orbital Imaging Corp. 144A                                             3/1/05            17,910

 ...................................................................................................................

              3,895 Orion Network Systems                                                 1/15/07            11,685

 ...................................................................................................................

              7,130 Pagemart, Inc. 144A                                                  12/31/03            44,563

 ...................................................................................................................

              3,200 Paxson Communications

                    Corp. 144A                                                            6/30/03            17,600

 ...................................................................................................................

                850 Pliant Corp. 144A                                                      6/1/10             8,500

 ...................................................................................................................

              1,770 Railamerica, Inc.                                                     8/15/10            17,700

 ...................................................................................................................

              2,175 Raintree Resort 144A                                                  12/1/04                22

 ...................................................................................................................

              1,790 Startec Global

                    Communications Corp.                                                  5/15/08             1,164

 ...................................................................................................................

                960 Sterling Chemicals Holdings                                           8/15/08             1,620

 ...................................................................................................................

              1,330 Telehub Communications

                    Corp. 144A                                                            7/31/05               665

 ...................................................................................................................

              3,450 Ubiquitel, Inc. 144A                                                  4/15/10            69,000

 ...................................................................................................................

              6,950 UIH Australia/Pacific, Inc.                                           5/15/06            20,850

 ...................................................................................................................

             19,720 USN Communications Inc.                                               8/15/04               197

 ...................................................................................................................

                 70 Versatel Telecom N.V.                                                 5/15/08             6,650

 ...................................................................................................................

              1,950 WAM!NET, Inc.                                                         3/1/05             22,669

 ...................................................................................................................

            304,700 Wright Medical

                    Technology, Inc. 144A                                                 6/30/03                 1

 ...................................................................................................................

              2,050 XM Satellite Radio

                    Holdings, Inc. 144A                                                   3/15/10           143,500

-------------------------------------------------------------------------------------------------------------------

                    Total Warrants

                    (cost $3,517,591)                                                               $     2,802,624

-------------------------------------------------------------------------------------------------------------------







FOREIGN GOVERNMENT BONDS AND NOTES (0.2%) (a)

(cost $1,528,253)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      1,800,000 Philippines (Republic of) notes

                    10 5/8s, 2025                                                                   $     1,476,000

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (6.7%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $         26,000 US Treasury Notes effective yield of

                    5.66%, March 22, 2001 (SEG)                                                     $        25,673

 ...................................................................................................................

         25,229.000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with S.B.C. Warburg, Inc. due

                    January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $25,246,940 for an

                    effective yield of 6.40%                                                             25,229,000

 ...................................................................................................................

         25,000,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Merrill Lynch, Pierce, Fenner & Smith,

                    Inc. due January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $25,017,779

                    for an effective yield of 6.40%                                                      25,000,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $50,254,673)                                                              $    50,254,673

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $933,101,968) (b)                                                         $   730,324,791

-------------------------------------------------------------------------------------------------------------------







Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                          Total          Aggregate            Expiration                 Unrealized

                                          Value         Face Value                  Date               Appreciation

 ...................................................................................................................

US Agency

10yr (Long)                          $2,597,563         $2,496,722                Mar-01            $       100,841

-------------------------------------------------------------------------------------------------------------------






Swap Contracts outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                       Notional                     Termination                          Unrealized

                                         Amount                            Date                        Appreciation

 ...................................................................................................................


Agreement with Merrill Lynch

Capital Services, Inc. dated

October 27, 2000 to receive

semiannually the notional amount

multiplied by 6.74% and pay

quarterly the notional amount

multiplied by three

month LIBOR.                        $35,200,000                          Oct-05                     $     1,101,149

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Income Fund



The fund's portfolio

December 31, 2000




U.S. GOVERNMENT AND AGENCY OBLIGATIONS (48.8%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



U.S. Government Agency Mortgage Obligations (20.4%)

 ...................................................................................................................

   $     12,055,418 Federal Home Loan Mortgage

                    Corporation 7 1/2s, with due dates from

                    October 1, 2029 to December 1, 2029                                             $    12,239,987

 ...................................................................................................................

                    Federal National Mortgage Association

 ...................................................................................................................

          3,302,798 8s, TBA, January 15, 2029                                                             3,384,344

 ...................................................................................................................

          4,720,000 6 1/2s, TBA, January 1, 2030                                                          4,655,100

 ...................................................................................................................

                    Federal National Mortgage Association

                    Pass-Through Certificates

 ...................................................................................................................

             89,569 8s, October 1, 2029                                                                      91,779

 ...................................................................................................................

         48,742,811 7 1/2s, with due dates from

                    February 1, 2015 to April 1, 2030                                                    49,777,588

 ...................................................................................................................

         54,253,993 7s, with due dates from April 1, 2015

                    to May 1, 2030                                                                       54,647,552

 ...................................................................................................................

            111,817 5 1/2s, August 15, 2014                                                                 108,706

 ...................................................................................................................

                    Government National Mortgage

                    Association Pass-Through Certificates

 ...................................................................................................................

          3,414,308 8 1/2s, with due dates from

                    October 15, 2017 to

                    November 15, 2017                                                                     3,554,089

 ...................................................................................................................

         33,568,416 8s, with due dates from January 15, 2022

                    to December 15, 2027                                                                 34,492,801

 ...................................................................................................................

          5,798,509 7s, with due dates from March 15, 2023

                    to September 15, 2028                                                                 5,835,513

 ...................................................................................................................

          7,435,749 6 1/2s, September 15, 2024                                                            7,384,591

-------------------------------------------------------------------------------------------------------------------

                                                                                                        176,172,050

-------------------------------------------------------------------------------------------------------------------



U.S. Treasury Obligations (28.4%)

 ...................................................................................................................

                    U.S. Treasury Bonds

 ...................................................................................................................

         25,805,000 6 1/4s, May 15, 2030                                                                 28,788,574

 ...................................................................................................................

         23,490,000 6 1/8s, August 15, 2029                                                              25,549,133

 ...................................................................................................................

                    U.S. Treasury Notes

 ...................................................................................................................

         16,390,000 6 3/4s, May 15, 2005 (SEG)                                                           17,460,431

 ...................................................................................................................

         13,300,000 6 1/2s, February 15, 2010                                                            14,550,998

 ...................................................................................................................

          8,900,000 6 1/8s, August 15, 2007                                                               9,371,433

 ...................................................................................................................

         92,780,000 5 3/4s, August 15, 2010 (SEG)                                                        97,230,657

 ...................................................................................................................

         48,995,000 5 3/4s, November 15, 2005                                                            50,595,177

 ...................................................................................................................

          5,413,000 U.S. Treasury Strip Interest Only (IO)

                    zero %, May 15, 2026                                                                  1,310,433

-------------------------------------------------------------------------------------------------------------------

                                                                                                        244,856,836

-------------------------------------------------------------------------------------------------------------------

                    Total U.S. Government

                    and Agency Obligations

                    (cost $414,886,282)                                                             $   421,028,886

-------------------------------------------------------------------------------------------------------------------



CORPORATE BONDS AND NOTES (28.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



Aerospace and Defense (0.8%)

 ...................................................................................................................

   $        410,000 BE Aerospace, Inc. sr. sub. notes Ser. B,

                    8s, 2008                                                                        $       380,275

 ...................................................................................................................

          3,105,000 Boeing Co. deb. 6 5/8s, 2038                                                          2,946,583

 ...................................................................................................................

          2,260,000 Lockheed Martin Corp. bonds

                    8 1/2s, 2029                                                                          2,557,710

 ...................................................................................................................

          1,040,000 Sequa Corp. sr. notes 9s, 2009                                                        1,032,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,916,768

-------------------------------------------------------------------------------------------------------------------



Airlines (0.8%)

 ...................................................................................................................

          5,580,000 Continental Airlines, Inc. pass-through

                    certificates Ser. 98-2, 6.32s, 2008                                                   5,349,769

 ...................................................................................................................

          1,470,000 Northwest Airlines, Inc. company

                    guaranty 7 7/8s, 2008                                                                 1,392,075

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,741,844

-------------------------------------------------------------------------------------------------------------------



Automotive (2.1%)

 ...................................................................................................................

         10,685,000 Chrysler Corp. deb. Ser. B, 7.45s, 2097                                               9,136,530

 ...................................................................................................................

            680,000 Federal Mogul Corp. notes 7 3/8s, 2006                                                  102,000

 ...................................................................................................................

          1,920,000 Ford Motor Co. deb. 7.4s, 2046                                                        1,749,446

 ...................................................................................................................

          4,310,000 Ford Motor Co. bonds 6 5/8s, 2028                                                     3,634,192

 ...................................................................................................................

          1,000,000 Hayes Wheels International, Inc. 144A

                    sr. sub. notes 9 1/8s, 2007                                                             660,000

 ...................................................................................................................

          1,000,000 Lear Corp. sub. notes 9 1/2s, 2006                                                      922,070

 ...................................................................................................................

          1,000,000 Safety Components International, Inc.

                    sr. sub. notes Ser. B, 10 1/8s, 2007

                    (acquired 7/24/98, cost $1,043,750)

                    (In default) (NON) (RES)                                                                400,000

 ...................................................................................................................

          1,410,000 Visteon Corp. sr. notes 8 1/4s, 2010                                                  1,390,533

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,994,771

-------------------------------------------------------------------------------------------------------------------



Banking (4.1%)

 ...................................................................................................................

          1,680,000 Bank One Corp. sub notes 7 7/8s, 2010                                                 1,753,609

 ...................................................................................................................

          8,150,000 BankAmerica Corp. sr. notes 5 7/8s, 2009                                              7,559,451

 ...................................................................................................................

          6,270,000 Citicorp sub. notes 6 3/8s, 2008                                                      6,067,667

 ...................................................................................................................

          4,495,000 First Union Capital II company

                    guaranty Ser. A, 7.95s, 2029                                                          3,903,278

 ...................................................................................................................

          1,890,000 First Union Institute Capital I bonds

                    8.04s, 2026                                                                           1,623,586

 ...................................................................................................................

          2,520,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                2,394,680

 ...................................................................................................................

          2,000,000 Merita Bank, Ltd. sub. notes 6 1/2s,

                    2006 (Finland)                                                                        1,979,240

 ...................................................................................................................

          1,300,000 National City Corp. sub. notes 7.2s, 2005                                             1,327,235

 ...................................................................................................................

          2,105,000 Norwest Corp. med. term sr. notes

                    Ser. J, 6 3/4s, 2027                                                                  1,875,976

 ...................................................................................................................

          1,000,000 Riggs Capital Trust 144A company

                    guaranty 8 7/8s, 2027                                                                   625,720

 ...................................................................................................................

          2,630,000 Royal Bank of Scotland Group PLC

                    bonds Ser. 2, 8.817s, 2049

                    (United Kingdom)                                                                      2,773,887

 ...................................................................................................................

          2,800,000 Sovereign Bancorp, Inc. sr. notes

                    10 1/2s, 2006                                                                         2,786,000

 ...................................................................................................................

            790,000 Webster Capital Trust I 144A bonds

                    9.36s, 2027                                                                             693,525

-------------------------------------------------------------------------------------------------------------------

                                                                                                         35,363,854

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.1%)

 ...................................................................................................................

            500,000 Allbritton Communications Co. sr. sub.

                    notes Ser. B, 8 7/8s, 2008                                                              465,000

 ...................................................................................................................

            620,000 Spanish Broadcasting System, Inc. sr.

                    sub notes 9 5/8s, 2009                                                                  542,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,007,500

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.5%)

 ...................................................................................................................

          1,000,000 Adelphia Communications Corp. sr. notes

                    Ser. B, 9 7/8s, 2007                                                                    925,000

 ...................................................................................................................

          1,900,000 CSC Holdings, Inc. sr. sub. deb.

                    9 7/8s, 2013                                                                          1,976,000

 ...................................................................................................................

            500,000 CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                               475,995

 ...................................................................................................................

          1,000,000 TeleWest Communications PLC deb.

                    9 5/8s, 2006 (United Kingdom)                                                           882,500

 ...................................................................................................................

            490,000 United Pan-Europe NV sr. notes 10 7/8s,

                    2009 (Netherlands)                                                                      318,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,577,995

-------------------------------------------------------------------------------------------------------------------



Chemicals (0.1%)

 ...................................................................................................................

            810,000 Lyondell Petrochemical Co. sec. notes

                    Ser. B, 9 7/8s, 2007                                                                    785,700

 ...................................................................................................................

            750,000 Pioneer Americas Acquisition 144A

                    sr. notes 9 1/4s, 2007                                                                  135,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            920,700

-------------------------------------------------------------------------------------------------------------------



Conglomerates (1.6%)

 ...................................................................................................................

          3,411,000 Allied Corp. notes 6 1/8s, 2005                                                       3,396,060

 ...................................................................................................................

         10,100,000 Tyco International, Ltd. company

                    guaranty 6 3/8s, 2005                                                                10,065,458

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,461,518

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (2.5%)

 ...................................................................................................................

          1,350,000 Associates Corp. deb. 6.95s, 2018                                                     1,281,110

 ...................................................................................................................

          3,330,000 Associates Corp. sr. notes 6 1/4s, 2008                                               3,226,837

 ...................................................................................................................

          1,715,000 Capital One Financial Corp. notes

                    7 1/4s, 2006                                                                          1,599,128

 ...................................................................................................................

             30,000 Contifinancial Corp. sr. notes 8 3/8s,

                    2003 (acquired 4/14/99, cost $22,838)

                    (In default) (NON) (RES)                                                                  4,350

 ...................................................................................................................

            290,000 Contifinancial Corp. sr. notes 8 1/8s,

                    2008 (acquired 6/16/99, cost $236,350)

                    (In default) (NON) (RES)                                                                 42,050

 ...................................................................................................................

            440,000 Contifinancial Corp. sr. notes 7 1/2s,

                    2002 (acquired various dates from

                    3/16/99 to 3/31/99, cost $268,613)

                    (In default) (NON) (RES)                                                                 63,800

 ...................................................................................................................

          4,040,000 Ford Motor Credit Corp. notes

                    7 3/8s, 2009                                                                          4,029,819

 ...................................................................................................................

             50,000 Ford Motor Credit Corp. notes

                    6.55s, 2002                                                                              50,152

 ...................................................................................................................

          2,485,000 Ford Motor Credit Corp. sr. notes

                    5.8s, 2009                                                                            2,239,084

 ...................................................................................................................

          1,515,000 Household Finance Corp. notes

                    6 1/2s, 2008                                                                          1,450,779

 ...................................................................................................................

          8,220,000 Household Finance Corp. sr. unsub.

                    5 7/8s, 2009                                                                          7,554,755

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,541,864

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (--%)

 ...................................................................................................................

            340,000 Doane Pet Care Corp. sr. sub. notes

                    9 3/4s, 2007                                                                            258,400

-------------------------------------------------------------------------------------------------------------------



Containers (0.1%)

 ...................................................................................................................

            500,000 Ball Corp. company guaranty 8 1/4s, 2008                                                481,250

 ...................................................................................................................

          1,000,000 Consumers International sr. notes

                    10 1/4s, 2005                                                                           100,000

 ...................................................................................................................

             80,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                44,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            625,250

-------------------------------------------------------------------------------------------------------------------



Distribution (0.3%)

 ...................................................................................................................

          2,940,000 Pepsi Bottling Group, Inc. (The) sr. notes

                    Ser. B, 7s, 2029                                                                      2,899,781

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (2.5%)

 ...................................................................................................................

          3,610,000 Arizona Public Service Co. sr. notes

                    6 3/4s, 2006                                                                          3,589,784

 ...................................................................................................................

          2,605,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                    2,792,271

 ...................................................................................................................

          1,415,000 CMS Energy Corp. sr. notes 8 1/8s, 2002                                               1,415,538

 ...................................................................................................................

          4,100,000 DPL, Inc. sr. notes 8 1/4s, 2007                                                      4,266,788

 ...................................................................................................................

          1,295,000 Niagara Mohawk Power Corp. sr. notes

                    Ser. G, 7 3/4s, 2008                                                                  1,347,227

 ...................................................................................................................

            665,029 Northeast Utilities System notes

                    Ser. A, 8.58s, 2006                                                                     673,494

 ...................................................................................................................

          7,750,000 Ohio Edison Co. med. term notes

                    7 3/8s, 2023                                                                          7,234,005

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,319,107

-------------------------------------------------------------------------------------------------------------------



Energy (0.1%)

 ...................................................................................................................

            560,000 RBF Finance Co. company guaranty

                    11s, 2006                                                                               648,200

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.3%)

 ...................................................................................................................

          2,355,000 Walt Disney Co. med. term notes

                    5.62s, 2008                                                                           2,175,643

-------------------------------------------------------------------------------------------------------------------



Financial (3.2%)

 ...................................................................................................................

          3,355,000 AFLAC, Inc. sr. notes 6 1/2s, 2009                                                    3,258,242

 ...................................................................................................................

          4,325,000 American General Institute 144A

                    company guaranty 8 1/8s, 2046                                                         4,130,981

 ...................................................................................................................

          4,295,000 Conseco Financing Trust II company

                    guaranty 8.7s, 2026                                                                   1,610,625

 ...................................................................................................................

          2,205,000 Goldman Sachs Group, Inc. (The) notes

                    Ser. B, 7.35s, 2009                                                                   2,245,550

 ...................................................................................................................

          2,785,000 Liberty Mutual Insurance 144A notes

                    7.697s, 2097                                                                          2,067,668

 ...................................................................................................................

          3,870,000 Principal Financial Group 144A notes

                    7.95s, 2004 (Australia)                                                               4,005,257

 ...................................................................................................................

          4,310,000 Provident Companies, Inc. bonds

                    7.405s, 2038                                                                          3,138,111

 ...................................................................................................................

          4,315,000 Sun Life Canada Capital Trust 144A

                    8.526s, 2049                                                                          3,772,302

 ...................................................................................................................

          5,805,000 TIG Capital Trust I 144A bonds

                    8.597s, 2027                                                                          3,475,163

-------------------------------------------------------------------------------------------------------------------

                                                                                                         27,703,899

-------------------------------------------------------------------------------------------------------------------



Food (--%)

 ...................................................................................................................

            480,000 Aurora Foods, Inc. sr. sub. notes

                    Ser. B, 9 7/8s, 2007                                                                    343,200

 ...................................................................................................................

            180,000 Vlasic Foods Intl., Inc. sr. sub notes Ser. B,

                    10 1/4s, 2009                                                                            45,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                            389,100

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (0.4%)

 ...................................................................................................................

            850,000 International Game Technology sr. notes

                    Ser. B, 8 3/8s, 2009                                                                    841,500

 ...................................................................................................................

          1,050,000 Mohegan Tribal Gaming, Auth. sr. sub.

                    notes 8 3/4s, 2009                                                                    1,047,375

 ...................................................................................................................

          1,500,000 Park Place Entertainment, Inc. sr. sub. notes

                    9 3/8s, 2007                                                                          1,545,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,433,875

-------------------------------------------------------------------------------------------------------------------



Health Care (0.5%)

 ...................................................................................................................

            100,000 Columbia/HCA Healthcare Corp. notes

                    7 1/4s, 2008                                                                             96,375

 ...................................................................................................................

          1,190,000 Omega Healthcare Investors, Inc. notes

                    6.95s, 2002                                                                           1,014,475

 ...................................................................................................................

          1,970,000 Tenet Healthcare Corp. sr. sub. notes

                    8 5/8s, 2007                                                                          2,016,786

 ...................................................................................................................

          1,430,000 Tenet Healthcare Corp. sr. notes 8s, 2005                                             1,447,875

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,575,511

-------------------------------------------------------------------------------------------------------------------



Homebuilding (0.1%)

 ...................................................................................................................

          1,305,000 D.R. Horton, Inc. company guaranty

                    8s, 2009                                                                              1,174,500

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (0.4%)

 ...................................................................................................................

          1,195,000 Countrywide Home Loan Corp. company

                    guaranty 6.935s, 2007                                                                 1,174,912

 ...................................................................................................................

          2,660,000 Salomon, Inc. sr. notes 6 3/4s, 2003                                                  2,677,583

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,852,495

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.4%)

 ...................................................................................................................

          3,800,000 HMH Properties, Inc. company guaranty

                    Ser. B, 7 7/8s, 2008                                                                  3,600,500

-------------------------------------------------------------------------------------------------------------------



Media (0.1%)

 ...................................................................................................................

            645,000 News America Holdings, Inc. deb.

                    7.7s, 2025                                                                              562,176

-------------------------------------------------------------------------------------------------------------------



Medical Services (--%)

 ...................................................................................................................

            260,000 Integrated Health Services, Inc. sr. sub.

                    notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                             2,275

 ...................................................................................................................

            640,000 Multicare Cos., Inc. sr. sub. notes 9s,

                    2007 (acquired 5/27/98, cost $625,600)

                    (In default) (NON) (RES)                                                                 32,000

 ...................................................................................................................

            340,000 Sun Healthcare Group, Inc. sr. sub. notes

                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                   3,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                             37,675

-------------------------------------------------------------------------------------------------------------------



Metals (0.2%)

 ...................................................................................................................

          1,790,000 AK Steel Corp. company guaranty

                    7 7/8s, 2009                                                                          1,575,200

 ...................................................................................................................

            180,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       108,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,683,200

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (1.2%)

 ...................................................................................................................

            500,000 Gulf Canada Resources, Ltd. sr. sub. notes

                    9 5/8s, 2005 (Canada)                                                                   514,375

 ...................................................................................................................

          4,015,000 Norsk Hydro ASA notes 6.36s,

                    2009 (Norway)                                                                         3,929,641

 ...................................................................................................................

          2,790,000 Phillips Petroleum Co. notes 8 3/4s, 2010                                             3,192,430

 ...................................................................................................................

          1,000,000 Snyder Oil Corp. sr. sub. notes

                    8 3/4s, 2007                                                                          1,056,610

 ...................................................................................................................

            645,000 Union Oil Company of California

                    company guaranty 7 1/2s, 2029                                                           644,020

 ...................................................................................................................

          1,080,000 Union Pacific Resources Group, Inc.

                    notes 7.3s, 2009                                                                      1,119,679

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,456,755

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.8%)

 ...................................................................................................................

          4,665,000 Abitibi-Consolidated Inc. deb. 8 1/2s, 2029

                    (Canada)                                                                              4,245,010

 ...................................................................................................................

            710,000 Boise Cascade Co. med. term notes

                    Ser. A, 7.43s, 2005                                                                     663,516

 ...................................................................................................................

          1,400,000 Georgia Pacific Corp. bonds 7 3/4s, 2029                                              1,134,980

 ...................................................................................................................

            540,000 Norampac, Inc. sr. notes 9 1/2s,

                    2008 (Canada)                                                                           538,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,582,156

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (0.1%)

 ...................................................................................................................

          1,000,000 ICN Pharmaceuticals, Inc. sr. notes

                    Ser. B, 9 1/4s, 2005                                                                    970,000

-------------------------------------------------------------------------------------------------------------------



Power Producers (0.1%)

 ...................................................................................................................

            510,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                    484,248

 ...................................................................................................................

            346,000 York Power Funding 144A notes 12s,

                    2007 (Cayman Islands)                                                                   346,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            830,248

-------------------------------------------------------------------------------------------------------------------



Railroads (0.3%)

 ...................................................................................................................

          2,785,000 Burlington Northern Santa Fe Corp.

                    notes 7 1/8s, 2010                                                                    2,831,008

-------------------------------------------------------------------------------------------------------------------



Regional Bells (0.6%)

 ...................................................................................................................

          4,980,000 US West Capital Funding, Inc. company

                    guaranty 6 1/4s, 2005                                                                 4,858,488

-------------------------------------------------------------------------------------------------------------------



Retail (0.4%)

 ...................................................................................................................

          1,110,000 K mart Corp. notes 8 3/8s, 2004                                                         985,613

 ...................................................................................................................

            600,000 K mart Corp. med. term notes 7.76s, 2002                                                563,130

 ...................................................................................................................

            400,000 K mart Corp. med. term notes 7.74s, 2002                                                375,280

 ...................................................................................................................

          1,500,000 Southland Corp. deb. Ser. A, 4 1/2s, 2004                                             1,237,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,161,523

-------------------------------------------------------------------------------------------------------------------



Software (--%)

 ...................................................................................................................

            120,000 Telehub Communications Corp. company

                    guaranty stepped-coupon zero %

                    (13 7/8s, 7/31/02), 2005 (STP)                                                           19,200

-------------------------------------------------------------------------------------------------------------------



Technology (0.6%)

 ...................................................................................................................

            940,000 Amkor Technologies, Inc. sr. notes

                    9 1/4s, 2006                                                                            885,950

 ...................................................................................................................

          1,440,000 Fairchild Semiconductor Corp. sr. sub.

                    notes 10 1/8s, 2007                                                                   1,324,800

 ...................................................................................................................

            500,000 Flextronics International, Ltd. sr. sub.

                    notes Ser. B, 8 3/4s, 2007 (Singapore)                                                  475,000

 ...................................................................................................................

          2,410,000 IBM Corp. deb. 7 1/8s, 2096                                                           2,225,828

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,911,578

-------------------------------------------------------------------------------------------------------------------



Technology Services (0.1%)

 ...................................................................................................................

          1,000,000 Pierce Leahy Corp. sr. sub. notes

                    11 1/8s, 2006                                                                         1,042,500

-------------------------------------------------------------------------------------------------------------------



Telecommunications (1.4%)

 ...................................................................................................................

             60,000 Flag Ltd. sr. notes 8 1/4s, 2008 (Bermuda)                                               51,000

 ...................................................................................................................

          1,490,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 5/8s, 2008 (Bermuda)                                                       1,419,225

 ...................................................................................................................

            580,000 Global Crossing Holdings, Ltd. company

                    guaranty 9 1/2s, 2009 (Bermuda)                                                         548,100

 ...................................................................................................................

          1,710,000 ICG Services, Inc. sr. disc. notes stepped-

                    coupon zero % (9 7/8s, 5/1/03), 2008 (STP)                                              106,875

 ...................................................................................................................

            570,000 Nextel Communications, Inc. sr. notes

                    12s, 2008                                                                               604,200

 ...................................................................................................................

          1,240,000 Nextel Communications, Inc. sr. notes

                    9 3/8s, 2009                                                                          1,162,500

 ...................................................................................................................

          2,845,000 Sprint Capital Corp. company guaranty

                    6 1/8s, 2008                                                                          2,558,850

 ...................................................................................................................

          3,960,000 Verizon Global Funding Corp. 144A

                    notes 7 1/4s, 2010                                                                    4,042,922

 ...................................................................................................................

          1,935,000 WorldCom, Inc. notes 8 1/4s, 2010                                                     2,003,015

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,496,687

-------------------------------------------------------------------------------------------------------------------



Telephone (0.1%)

 ...................................................................................................................

            140,000 Birch Telecommunications, Inc. sr. notes

                    14s, 2008                                                                                84,000

 ...................................................................................................................

            440,000 VoiceStream Wire, Inc. sr. notes

                    10 3/8s, 2009                                                                           474,100

-------------------------------------------------------------------------------------------------------------------

                                                                                                            558,100

-------------------------------------------------------------------------------------------------------------------



Textiles (0.1%)

 ...................................................................................................................

            500,000 William Carter Holdings Co. sr. sub.

                    notes Ser. A, 10 3/8s, 2006                                                             480,000

-------------------------------------------------------------------------------------------------------------------



Tobacco (0.4%)

 ...................................................................................................................

          1,940,000 Philip Morris Cos., Inc. notes 7 1/4s, 2003                                           1,941,319

 ...................................................................................................................

          1,750,000 Philip Morris Cos., Inc. notes 7 1/8s, 2004                                           1,749,026

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,690,345

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.3%)

 ...................................................................................................................

          1,050,000 Allied Waste Industries, Inc. company

                    guaranty Ser. B, 7 7/8s, 2009                                                           987,000

 ...................................................................................................................

          1,815,000 Browning-Ferris Industries, Inc. deb.

                    7.4s, 2035                                                                            1,306,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,293,800

-------------------------------------------------------------------------------------------------------------------



Water Utilities (0.3%)

 ...................................................................................................................

          2,460,000 Azurix Corp. sr. notes Ser. B,

                    10 3/8s, 2007                                                                         2,435,400

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $263,364,973)                                                             $   241,083,914

-------------------------------------------------------------------------------------------------------------------



COLLATERALIZED MORTGAGE OBLIGATIONS (12.5%) (a)

-------------------------------------------------------------------------------------------------------------------

  Principal Amount                                                                                            Value

 ...................................................................................................................

                    Commercial Mortgage Asset Trust

 ...................................................................................................................

   $      9,546,121 Ser. 99-C1, Class A3, 6.64s, 2010                                               $     9,640,091

 ...................................................................................................................

         41,831,674 Ser. 99-C1, Class X, IO, 0.926s, 2020                                                 2,650,429

 ...................................................................................................................

          2,575,000 Countrywide Home Loan Ser. 98-A12,

                    Class A14, 8s, 2028                                                                   2,664,301

 ...................................................................................................................

          1,520,000 Criimi Mae Commercial Mortgage Trust

                    Ser. 98-C1, Class A2, 7s, 2011                                                        1,439,250

 ...................................................................................................................

                    CS First Boston Mortgage Securities Corp.

 ...................................................................................................................

          1,396,000 Ser. 99-C1, Class E, 7.923s, 2009                                                     1,448,350

 ...................................................................................................................

          5,855,000 Ser. 00-C1, Class A2, 7.545s, 2010                                                    6,229,171

 ...................................................................................................................

          3,075,549 DLJ Commercial Mortgage Corp.

                    Ser. 98-CG1, Class A1A, 6.11s, 2007                                                   3,069,061

 ...................................................................................................................

                    Fannie Mae

 ...................................................................................................................

              3,545 Ser. 92-15, Class L, IO, 10.38s, 2022                                                    98,895

 ...................................................................................................................

            754,990 Ser. 176, Class 2, IO, 8s, 2022                                                         162,795

 ...................................................................................................................

          6,150,213 Ser. 203, Class 2, IO, 8s, 2023                                                       1,403,017

 ...................................................................................................................

          2,097,556 Ser. 217, Class 2, IO, 8s, 2023                                                         452,285

 ...................................................................................................................

          2,573,938 Ser. 237, Class 2, IO, 8s, 2023                                                         576,723

 ...................................................................................................................

          6,913,350 Ser. 251, Class 2, IO, 8s, 2023                                                       1,577,108

 ...................................................................................................................

          4,675,976 Ser. 218, Class 2, IO, 7.5s, 2023                                                     1,084,242

 ...................................................................................................................

          8,727,155 Ser. 252, Class 2, IO, 7.5s, 2023                                                     2,078,154

 ...................................................................................................................

          1,649,460 Ser. 222, Class 2, IO, 7s, 2023                                                         382,726

 ...................................................................................................................

          4,075,283 Ser. 276, Class 2, IO, 6.5s, 2024                                                     1,013,727

 ...................................................................................................................

          6,916,778 Ser. 97-91, Class FB, IO, 4.625s, 2023                                                  827,852

 ...................................................................................................................

          3,120,986 Ser. 97-91, Class SL, IO, 2.875s, 2023                                                  357,938

 ...................................................................................................................

          4,333,046 Ser. 98-66, Class SB, IO, 1.503s, 2028                                                  258,629

 ...................................................................................................................

          4,210,000 FFCA Secured Lending Corp. Ser. 00-1,

                    Class A2, 7.77s, 2027                                                                 4,398,792

 ...................................................................................................................

                    Freddie Mac

 ...................................................................................................................

          8,148,611 Ser. 90, Class SD, IO, 2.918s,

                    October 15, 2028                                                                        463,860

 ...................................................................................................................

         17,980,572 Ser. 90, Class SC, IO, 2.918s, with

                    due dates from October 15, 2028 to

                    October 15, 2028                                                                      1,023,544

 ...................................................................................................................

          9,000,653 Ser. 90, Class SA, IO, 2.918s,

                    October 15, 2028                                                                        512,362

 ...................................................................................................................

          3,970,406 Ser. 147, Class IO, 8s, February 1, 2023                                                906,990

 ...................................................................................................................

          2,400,000 GE Capital Mortgage Services, Inc.

                    Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                   2,363,568

 ...................................................................................................................

                    General Growth Properties-Homart

 ...................................................................................................................

            530,000 Ser. 99-C1, Class G, FRN 9.228s, 2003                                                   530,000

 ...................................................................................................................

            605,000 Ser. 99-C1, Class F, FRN 8.978s, 2003                                                   605,000

 ...................................................................................................................

          2,683,000 General Growth Properties-Ivanhoe

                    Ser. 99-C1, Class F, FRN 9.228s, 2004                                                 2,683,000

 ...................................................................................................................

         11,086,000 GMAC Commercial Mortgage Securities

                    Inc. Ser. 99-C1, Class A2, 6.175s, 2033                                              10,898,491

 ...................................................................................................................

                    Government National Mortgage

                    Association

 ...................................................................................................................

            915,303 Ser. 99-30, Class SG, 9.256s, 2025                                                      932,751

 ...................................................................................................................

          4,077,358 Ser. 00-17, Class SB, 8.756s, 2026                                                    4,559,751

 ...................................................................................................................

          3,226,796 Ser. 99-29, Class WB, 6.181s, 2028                                                    3,201,586

 ...................................................................................................................

          7,217,390 Ser. 99-46, Class SQ, IO, 1.751s, 2027                                                  378,913

 ...................................................................................................................

          5,486,170 Ser. 98-2, Class EA, Principal

                    Only (PO), zero %, 2028                                                               4,316,930

 ...................................................................................................................

                    LB Commercial Conduit Mortgage Trust

 ...................................................................................................................

          1,385,000 Ser. 99-C2, Class B, 7.425s, 2009                                                     1,452,282

 ...................................................................................................................

          1,315,000 Ser. 99-C1, Class A2, 6.78s, 2009                                                     1,339,956

 ...................................................................................................................

                    Merrill Lynch Mortgage Investors, Inc.

 ...................................................................................................................

          1,395,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,299,530

 ...................................................................................................................

          1,710,560 Ser. 98-C2, Class A1, 6.22s, 2030                                                     1,712,163

 ...................................................................................................................

         21,928,184 Ser. 98-C2, Class IO, 1.438s, 2030                                                    1,476,726

 ...................................................................................................................

                    Morgan Stanley Capital I

 ...................................................................................................................

            685,000 Ser. 00, Class B, 7.575s, 2010                                                          728,455

 ...................................................................................................................

          1,750,000 Ser. 00-LIF2, Class A2, 7.2s, 2010                                                    1,824,922

 ...................................................................................................................

         10,000,000 Ser. WF2, Class B, 6.63s, 2008                                                       10,042,188

 ...................................................................................................................

            741,251 Ser. 98-HF1, Class A1, 6.19s, 2007                                                      742,178

 ...................................................................................................................

          1,834,871 Mortgage Capital Funding, Inc.

                    Ser. 98-MC1, Class A1, 6.417s, 2007                                                   1,846,912

 ...................................................................................................................

                    Salomon Brothers Mortgage Securities VII

 ...................................................................................................................

          2,765,000 Ser. 00-C1, Class A2, 7.52s, 2009                                                     2,928,417

 ...................................................................................................................

          2,675,000 Ser. 00-C3, Class A2, 6.592s, 2010                                                    2,682,313

 ...................................................................................................................

          4,283,413 TIAA Retail Commercial Mortgage Trust

                    Ser. 99-1, Class A, 7.17s, 2032                                                       4,421,285

-------------------------------------------------------------------------------------------------------------------

                    Total Collateralized Mortgage Obligations

                    (cost $105,632,667)                                                             $   107,687,609

-------------------------------------------------------------------------------------------------------------------



ASSET-BACKED SECURITIES (6.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      1,327,000 Advanta Mortgage Loan Trust

                    Ser. 00-1, Class A4, 8.61s, 2028                                                $     1,404,868

 ...................................................................................................................

         25,000,000 American Express Credit Account

                    Master Trust Ser. 96-1, Class A, 6.8s, 2003                                          25,039,000

 ...................................................................................................................

          4,590,000 Conseco Finance Securitization Corp.

                    Ser. 00-5, Class A6, 7.96s, 2032                                                      4,810,894

 ...................................................................................................................

         15,900,000 First USA Credit Card Master Trust

                    Ser. 98-5, Class A, 6.561s, 2006                                                     15,909,858

 ...................................................................................................................

          2,476,181 Ford Credit Auto Owner Trust

                    Ser. 00-C, Class A3, 7.13s, 2002                                                      2,485,467

 ...................................................................................................................

          1,130,156 Green Tree Financial Corp. Ser. 93-3,

                    Class A5, 5 3/4s, 2018                                                                1,127,331

 ...................................................................................................................

          5,218,441 Structured Asset Security Corp.

                    Ser. 99-RF1, IO, Class A, 7.876s, 2028                                                5,334,173

-------------------------------------------------------------------------------------------------------------------

                    Total Asset-Backed Securities

                    (cost $55,309,945)                                                              $    56,111,591

-------------------------------------------------------------------------------------------------------------------






FOREIGN GOVERNMENT BONDS AND NOTES (0.7%) (a)

(cost $6,535,326)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................


CAD       6,675,000 Quebec (Province of) sr. unsub.

                    5 3/4s, 2009 (Canada)                                                           $     6,426,557

-------------------------------------------------------------------------------------------------------------------






PREFERRED STOCKS (0.4%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................


                500 Fresenius Medical Capital Trust II company

                    guaranty, 7 7/8% pfd. (Germany)                                                 $       461,250

 ...................................................................................................................

              3,170 Webster Pref Cap Corp. Ser. A, 7.375%

                    cum. pfd.                                                                             3,138,300

-------------------------------------------------------------------------------------------------------------------

                    Total Preferred Stocks

                    (cost $3,619,774)                                                               $     3,599,550

-------------------------------------------------------------------------------------------------------------------



COMMON STOCKS (--%) (a) (NON)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

              8,501 Aurora Foods, Inc.                                                              $        20,721

 ...................................................................................................................

                 54 Safety Components International, Inc.                                                         7

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $49,167)                                                                  $        20,728

-------------------------------------------------------------------------------------------------------------------



WARRANTS (--%) (a) (NON)

-------------------------------------------------------------------------------------------------------------------

 Number of Warrants                                                               Expiration Date             Value

 ...................................................................................................................

                140 Birch Telecommunications,

                    Inc. 144A (PIK)                                                       6/15/08   $         7,700

 ...................................................................................................................

                120 Telehub Communications

                    Corp. 144A                                                            7/31/05                60

-------------------------------------------------------------------------------------------------------------------

                    Total Warrants

                    (cost $6,700)                                                                   $         7,760

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (10.3%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     30,218,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with S.B.C. Warburg, Inc. due

                    January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $30,239,488 for an

                    effective yield of 6.40%                                                        $    30,218,000

 ...................................................................................................................

         35,000,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Merrill Lynch, Pierce, Fenner &

                    Smith, Inc. due January 2, 2001 with

                    respect to various U.S. Government

                    obligations -- maturity value of

                    $35,024,889 for an effective

                    yield of 6.40%                                                                       35,000,000

 ...................................................................................................................

         23,603,000 Interest in $500,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Lehman Brothers Inc. due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $23,620,047 for an effective

                    yield of 6.50%                                                                       23,603,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $88,821,000)                                                              $    88,821,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $938,225,834) (b)                                                         $   924,787,595

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                                     Unrealized

                                  Total                    Aggregate        Expiration            Appreciation/

                                  Value                   Face Value              Date            (Depreciation)

 ...................................................................................................................


U.S. Agency

10 yr. (Short)               $9,790,813                   $9,416,006            Mar-01         $      (374,807)

 ...................................................................................................................

U.S. Treasury

Bond (Long)                   5,754,375                    5,572,851            Mar-01                 181,524

 ...................................................................................................................

U.S. Treasury

Note 10 yr. (Short)          20,867,016                   20,284,553            Mar-01                (582,463)

 ...................................................................................................................

U.S. Treasury

Note 5 yr. (Long)            13,256,000                   13,226,630            Mar-01                  29,370

-------------------------------------------------------------------------------------------------------------------

                                                                                               $      (746,376)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT International Growth Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (94.6%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Australia (0.8%)

 ...................................................................................................................

             32,600 AMP, Ltd.                                                                       $       366,122

 ...................................................................................................................

            193,943 News Corp., Ltd. ADR                                                                  6,254,662

 ...................................................................................................................

             45,700 Rio Tinto, Ltd.                                                                         747,163

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,367,947

-------------------------------------------------------------------------------------------------------------------



Belgium (0.7%)

 ...................................................................................................................

             15,690 Dexia                                                                                 2,849,604

 ...................................................................................................................

            101,678 Fortis                                                                                3,302,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,151,654

-------------------------------------------------------------------------------------------------------------------



Brazil (0.7%)

 ...................................................................................................................

             93,900 Companhia de Bebidas das

                    Americas ADR                                                                          2,417,925

 ...................................................................................................................

            135,167 Petroleo Brasileiro ADR (NON)                                                         3,412,967

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,830,892

-------------------------------------------------------------------------------------------------------------------



Canada (4.4%)

 ...................................................................................................................

            211,280 Bank of Nova Scotia                                                                   6,078,785

 ...................................................................................................................

            186,928 BCE, Inc.                                                                             5,409,229

 ...................................................................................................................

            183,322 BCE, Inc.                                                                             5,286,608

 ...................................................................................................................

            194,500 Nortel Networks Corp.                                                                 6,250,167

 ...................................................................................................................

            288,596 Sun Life Financial Services of

                    Canada, Inc.                                                                          7,688,205

 ...................................................................................................................

            151,200 Suncor Energy, Inc.                                                                   3,856,783

 ...................................................................................................................

            173,900 Toronto-Dominion Bank                                                                 5,032,271

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,602,048

-------------------------------------------------------------------------------------------------------------------



Denmark (0.1%)

 ...................................................................................................................

             50,600 Danske Bank A/S                                                                         910,404

-------------------------------------------------------------------------------------------------------------------



Finland (3.6%)

 ...................................................................................................................

            618,342 Nokia Oyj AB Class A                                                                 27,567,851

 ...................................................................................................................

            386,523 Stora Enso Oyj Class A                                                                4,571,160

 ...................................................................................................................

             21,000 Stora Enso Oyj Class R                                                                  253,478

-------------------------------------------------------------------------------------------------------------------

                                                                                                         32,392,489

-------------------------------------------------------------------------------------------------------------------



France (13.7%)

 ...................................................................................................................

            219,657 Aventis SA                                                                           19,276,901

 ...................................................................................................................

             25,883 Axa SA                                                                                3,741,243

 ...................................................................................................................

             20,010 Bouygues SA                                                                             906,202

 ...................................................................................................................

             38,402 Groupe Danone                                                                         5,788,685

 ...................................................................................................................

            112,202 Havas Advertising ADR (NON)                                                           1,584,853

 ...................................................................................................................

            270,180 Havas Advertising SA                                                                  3,905,301

 ...................................................................................................................

             84,259 Lafarge SA                                                                            7,062,335

 ...................................................................................................................

            105,850 Publicis SA                                                                           3,575,636

 ...................................................................................................................

            260,974 Sanofi-Synthelabo SA                                                                 17,391,464

 ...................................................................................................................

            113,347 Societe Television Francaise 1                                                        6,117,281

 ...................................................................................................................

            267,401 Total Fina Elf SA Class B                                                            39,755,640

 ...................................................................................................................

            206,465 Vivendi Universal SA ADR                                                             13,484,732

-------------------------------------------------------------------------------------------------------------------

                                                                                                        122,590,273

-------------------------------------------------------------------------------------------------------------------



Germany (6.5%)

 ...................................................................................................................

             26,513 Allianz Versicherungs AG                                                              9,971,460

 ...................................................................................................................

            337,541 Bayerische Motoren Werke (BMW) AG                                                    11,025,196

 ...................................................................................................................

             88,004 Bayerische Hypo-und Vereinsbank AG                                                    4,939,513

 ...................................................................................................................

            108,400 Deutsche Post AG (NON)                                                                2,330,961

 ...................................................................................................................

             55,400 Deutsche Post AG 144A (NON)                                                           1,191,284

 ...................................................................................................................

             80,551 Metro AG                                                                              3,704,653

 ...................................................................................................................

             30,297 Muenchener Rueckversicherungs AG                                                     10,805,970

 ...................................................................................................................

              2,200 Muenchener Rueckversicherungs AG

                    144A (NON)                                                                              784,670

 ...................................................................................................................

            168,080 ProSieben SAT.1 Media AG                                                              4,969,436

 ...................................................................................................................

             40,800 SAP AG -- Vorzugsaktie                                                                5,774,868

 ...................................................................................................................

             25,440 SAP AG                                                                                2,956,094

-------------------------------------------------------------------------------------------------------------------

                                                                                                         58,454,105

-------------------------------------------------------------------------------------------------------------------



Hong Kong (2.3%)

 ...................................................................................................................

            989,000 Cheung Kong Infrastructure Holdings                                                  12,648,761

 ...................................................................................................................

            725,000 China Telecom, Ltd. (NON)                                                             3,959,920

 ...................................................................................................................

            794,000 Hong Kong and China Gas Co., Ltd.                                                     1,165,641

 ...................................................................................................................

            807,000 Hong Kong Electric Holdings, Ltd.                                                     2,979,922

-------------------------------------------------------------------------------------------------------------------

                                                                                                         20,754,244

-------------------------------------------------------------------------------------------------------------------



Ireland (1.8%)

 ...................................................................................................................

            505,261 CRH PLC                                                                               9,399,397

 ...................................................................................................................

            126,973 Elan Corp. PLC ADR (NON)                                                              6,173,361

-------------------------------------------------------------------------------------------------------------------

                                                                                                         15,572,758

-------------------------------------------------------------------------------------------------------------------



Italy (3.7%)

 ...................................................................................................................

            133,250 Banca Commerciale Italiana SpA                                                          913,000

 ...................................................................................................................

          1,753,420 Banca Intesa SpA                                                                      8,426,291

 ...................................................................................................................

            119,870 Bulgari SpA                                                                           1,473,881

 ...................................................................................................................

          3,083,425 Ente Nazionale Idrocarburi (ENI) SpA                                                 19,679,898

 ...................................................................................................................

            198,382 Mediaset SpA                                                                          2,366,619

-------------------------------------------------------------------------------------------------------------------

                                                                                                         32,859,689

-------------------------------------------------------------------------------------------------------------------



Japan (9.7%)

 ...................................................................................................................

              8,500 Acom Co., Ltd.                                                                          627,727

 ...................................................................................................................

             11,600 Aiful Corp.                                                                             948,121

 ...................................................................................................................

             23,700 Asatsu, Inc.                                                                            570,959

 ...................................................................................................................

            159,000 Eisai Co., Ltd.                                                                       5,571,616

 ...................................................................................................................

              8,700 Fast Retailing Co., Ltd.                                                              1,705,703

 ...................................................................................................................

                 58 Fuji Television Network, Inc.                                                           404,450

 ...................................................................................................................

             67,800 Fujisawa Pharmaceutical Co.                                                           2,245,151

 ...................................................................................................................

            102,000 Honda Motor Co., Ltd.                                                                 3,806,570

 ...................................................................................................................

                900 Mitsumi Electric Company, Ltd.                                                           14,972

 ...................................................................................................................

             13,900 Murata Manufacturing Co., Ltd.                                                        1,631,713

 ...................................................................................................................

            126,624 NEC Corp.                                                                             2,318,389

 ...................................................................................................................

          1,867,000 Nikko Securities Co., Ltd.                                                           14,474,770

 ...................................................................................................................

             27,100 Nintendo Co., Ltd.                                                                    4,270,951

 ...................................................................................................................

              2,372 Nippon Telegraph and Telephone Corp.                                                 17,101,673

 ...................................................................................................................

             11,000 Nippon Television Network Corp.                                                       3,729,304

 ...................................................................................................................

                346 NTT DoCoMo                                                                            5,971,266

 ...................................................................................................................

            136,200 Sankyo Co., Ltd.                                                                      3,269,277

 ...................................................................................................................

                200 Sharp Corp.                                                                               2,414

 ...................................................................................................................

             80,000 Shinogi & Co., Ltd.                                                                   1,632,939

 ...................................................................................................................

            215,000 Shiseido Co., Ltd.                                                                    2,401,445

 ...................................................................................................................

             90,900 Sony Corp.                                                                            6,290,933

 ...................................................................................................................

            360,200 Sumitomo Corp.                                                                        2,593,819

 ...................................................................................................................

             85,000 Takeda Chemical Industries                                                            5,033,728

 ...................................................................................................................

              4,900 Takefuji, Corp.                                                                         309,067

 ...................................................................................................................

              4,000 Tokyo Broadcasting System, Inc.                                                         118,441

-------------------------------------------------------------------------------------------------------------------

                                                                                                         87,045,398

-------------------------------------------------------------------------------------------------------------------



Mexico (0.6%)

 ...................................................................................................................

             62,733 Grupo Televisa SA GDR (NON)                                                           2,819,064

 ...................................................................................................................

             56,669 Telefonos de Mexico SA ADR Class L                                                    2,557,189

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,376,253

-------------------------------------------------------------------------------------------------------------------



Netherlands (8.0%)

 ...................................................................................................................

            103,100 Aegon NV                                                                              4,263,671

 ...................................................................................................................

            175,791 Akzo-Nobel NV                                                                         9,437,853

 ...................................................................................................................

            202,175 Fortis Amev NV                                                                        6,565,746

 ...................................................................................................................

             86,510 Gucci Group NV                                                                        7,656,135

 ...................................................................................................................

            424,004 Internationale Nederlanden Groep (ING)                                               33,859,301

 ...................................................................................................................

            183,885 Koninklijke Philips Electronics NV                                                    6,734,636

 ...................................................................................................................

            126,280 Wolters Kluwer NV                                                                     3,442,007

-------------------------------------------------------------------------------------------------------------------

                                                                                                         71,959,349

-------------------------------------------------------------------------------------------------------------------



Singapore (0.8%)

 ...................................................................................................................

             60,000 Chartered Semiconductor Manufacturing (NON)                                             164,108

 ...................................................................................................................

            324,366 DBS Group Holdings, Ltd.                                                              3,668,536

 ...................................................................................................................

            334,345 Overseas-Chinese Banking Corp.                                                        2,488,777

 ...................................................................................................................

             50,000 Singapore Press Holdings, Ltd.                                                          738,604

 ...................................................................................................................

             58,000 Venture Manufacturing, Ltd.                                                             388,229

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,448,254

-------------------------------------------------------------------------------------------------------------------



South Korea (1.9%)

 ...................................................................................................................

            216,630 Korea Electric Power Corp.                                                            4,047,876

 ...................................................................................................................

            118,162 Korea Telecom Corp. ADR                                                               3,663,022

 ...................................................................................................................

            107,700 Pohang Iron & Steel Company, Ltd. ADR                                                 1,676,081

 ...................................................................................................................

             61,104 Samsung Electronics Co.                                                               7,644,048

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,031,027

-------------------------------------------------------------------------------------------------------------------



Spain (1.4%)

 ...................................................................................................................

             81,954 Banco Popular Espanol                                                                 2,853,807

 ...................................................................................................................

            288,749 Iberdola SA                                                                           3,618,114

 ...................................................................................................................

            333,378 Telefonica SA (NON)                                                                   5,507,191

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,979,112

-------------------------------------------------------------------------------------------------------------------



Sweden (2.4%)

 ...................................................................................................................

            824,085 Investor AB                                                                          12,321,296

 ...................................................................................................................

            203,766 Sandvik AB                                                                            4,904,818

 ...................................................................................................................

            250,049 Svenska Handelsbanken                                                                 4,282,160

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,508,274

-------------------------------------------------------------------------------------------------------------------



Switzerland (8.1%)

 ...................................................................................................................

             10,412 Ares-Serono Group Class B                                                            10,026,370

 ...................................................................................................................

              3,787 Cie Finance Richemont AG                                                             10,133,731

 ...................................................................................................................

              1,738 Julius Baer Holdings AG                                                               9,516,086

 ...................................................................................................................

              8,017 Nestle SA                                                                            18,706,333

 ...................................................................................................................

              4,064 Swatch Group AG (The) Class B                                                         5,080,000

 ...................................................................................................................

              6,754 Swatch Group AG (The)                                                                 1,763,544

 ...................................................................................................................

              2,261 Swiss Reinsurance Co.                                                                 5,422,213

 ...................................................................................................................

             19,108 Zurich Financial Services AG                                                         11,523,775

-------------------------------------------------------------------------------------------------------------------

                                                                                                         72,172,052

-------------------------------------------------------------------------------------------------------------------



Taiwan (0.4%)

 ...................................................................................................................

          1,451,680 Taiwan Semiconductor

                    Manufacturing Co. (NON)                                                               3,488,877

-------------------------------------------------------------------------------------------------------------------



United Kingdom (21.4%)

 ...................................................................................................................

            500,211 Aegis Group PLC                                                                       1,030,950

 ...................................................................................................................

            195,583 ARM Holdings PLC (NON)                                                                1,478,042

 ...................................................................................................................

            340,105 Astra Zeneca Group PLC                                                               17,143,205

 ...................................................................................................................

             24,200 Barclays PLC                                                                            748,877

 ...................................................................................................................

            566,792 BOC Group PLC                                                                         8,608,944

 ...................................................................................................................

            370,900 British Aerospace PLC                                                                 2,116,048

 ...................................................................................................................

          1,865,850 British Petroleum Co. PLC                                                            15,047,894

 ...................................................................................................................

            470,960 Cable & Wireless PLC                                                                  6,351,510

 ...................................................................................................................

            824,588 Carlton Communications PLC                                                            7,524,601

 ...................................................................................................................

            428,116 Chubb PLC (NON)                                                                       1,010,238

 ...................................................................................................................

             39,761 Diageo PLC                                                                              445,373

 ...................................................................................................................

            149,590 EMAP PLC                                                                              1,905,710

 ...................................................................................................................

            190,518 EMI Group PLC                                                                         1,564,962

 ...................................................................................................................

             51,710 GlaxoSmithKline PLC (NON)                                                             1,459,626

 ...................................................................................................................

          1,356,727 Granada Compass PLC                                                                  14,761,390

 ...................................................................................................................

             98,234 Granada Media PLC 144A (NON)                                                            623,528

 ...................................................................................................................

             21,704 Granada Media PLC (NON)                                                                 137,763

 ...................................................................................................................

            150,700 Imperial Chemical Industries PLC                                                      1,242,389

 ...................................................................................................................

            428,116 Kidde PLC (NON)                                                                         460,362

 ...................................................................................................................

            614,135 Misys PLC                                                                             6,053,590

 ...................................................................................................................

            143,579 Rio Tinto PLC                                                                         2,526,047

 ...................................................................................................................

            240,794 Royal Bank of Scotland Group PLC                                                      5,689,281

 ...................................................................................................................

          1,005,545 Scottish Power PLC                                                                    7,944,424

 ...................................................................................................................

          3,460,676 Shell Transportation & Trading                                                       28,375,173

 ...................................................................................................................

            902,100 Invensys PLC                                                                          2,108,503

 ...................................................................................................................

            113,100 Smith & Nephew PLC                                                                      523,636

 ...................................................................................................................

            258,200 Smiths Industries PLC                                                                 3,115,823

 ...................................................................................................................

          1,977,805 Tesco PLC                                                                             8,056,631

 ...................................................................................................................

            251,900 United Business Media PLC                                                             3,197,808

 ...................................................................................................................

          8,746,172 Vodafone Group PLC                                                                   32,068,717

 ...................................................................................................................

            603,043 WPP Group PLC                                                                         7,853,622

-------------------------------------------------------------------------------------------------------------------

                                                                                                        191,174,667

-------------------------------------------------------------------------------------------------------------------



United States (1.6%)

 ...................................................................................................................

            189,000 MTR Corp. 144A (NON)                                                                    330,775

 ...................................................................................................................

            221,218 Pharmacia Corp.                                                                      13,493,737

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,824,512

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $818,843,971)                                                             $   845,494,278

-------------------------------------------------------------------------------------------------------------------



UNITS (1.1%) (a)

-------------------------------------------------------------------------------------------------------------------

    Number of Units                                                                                           Value

 ...................................................................................................................

              3,720 Nippon Television Network Corp.

                    Structured Call Warrants expiration

                    8/6/01 (issued by Lehman Brothers

                    Finance S.A.) (Japan)                                                           $     1,253,491

 ...................................................................................................................

             35,000 Tokyo Broadcasting System, Inc.

                    Structured Call Warrants expiration

                    9/17/01 (issued by Lehman Brothers

                    Finance S.A.) 2001 (Japan)                                                            1,031,100

 ...................................................................................................................

             51,900 Tokyo Broadcasting System, Inc.

                    Structured Notes (issued by UBS, AG)

                    3.35%, 2001 (Japan)                                                                   1,593,247

 ...................................................................................................................

            100,000 Pharmacia Corp. Structured Warrants

                    expiration 3/14/01 (issued by Merrill

                    Lynch International & Co., C.V.) 2001                                                 6,052,850

-------------------------------------------------------------------------------------------------------------------

                    Total Units

                    (cost $11,097,707)                                                              $     9,930,688

-------------------------------------------------------------------------------------------------------------------







WARRANTS (--%)(a) (NON) (cost $7,669)

-------------------------------------------------------------------------------------------------------------------

 Number of Warrants                                                             Expiration Date               Value

 ...................................................................................................................

              8,040 Publicis S.A. (France)                                               3/7/02     $        16,526

-------------------------------------------------------------------------------------------------------------------









SHORT-TERM INVESTMENTS (2.3%) (a) (cost $20,600,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     20,600,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Merrill Lynch, Pierce, Fenner &

                    Smith, Inc. due January 2, 2001 with

                    respect to various U.S. Government

                    obligations -- maturity value of

                    $20,614,649 for an effective

                    yield of 6.40%                                                                  $    20,600,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $850,549,347) (b)                                                         $   876,041,492

-------------------------------------------------------------------------------------------------------------------






The fund had the following industry group concentrations greater than 10% at December 31, 2000 (as a percentage of market value):


Oil & gas                                                                                                      12.6%

Pharmaceuticals                                                                                                12.4

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT International Growth and Income Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (96.6%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Aerospace/Defense (1.0%)

 ...................................................................................................................

            779,652 Bae Systems PLC (United Kingdom)                                                $     4,448,047

-------------------------------------------------------------------------------------------------------------------



Airlines (0.7%)

 ...................................................................................................................

            118,425 Deutsche Lufthansa AG (Germany)                                                       3,000,038

-------------------------------------------------------------------------------------------------------------------



Automotive (2.9%)

 ...................................................................................................................

            166,000 Honda Motor Co., Ltd. (Japan)                                                         6,195,007

 ...................................................................................................................

            255,900 Hyundai Motor Co., Ltd. (Korea)                                                       2,451,615

 ...................................................................................................................

             87,202 Valeo SA (France)                                                                     3,892,681

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,539,303

-------------------------------------------------------------------------------------------------------------------



Banking (12.9%)

 ...................................................................................................................

            237,100 ABN AMRO Holding NV (Netherlands)                                                     5,389,969

 ...................................................................................................................

            302,841 Australia & New Zealand Banking

                    Group, Ltd. (Australia)                                                               2,418,686

 ...................................................................................................................

            286,463 Bank of Nova Scotia (Canada)                                                          8,241,893

 ...................................................................................................................

            168,760 Barclays PLC (United Kingdom)                                                         5,222,332

 ...................................................................................................................

            164,380 DBS Group Holdings, Ltd. (Singapore)                                                  1,859,116

 ...................................................................................................................

            282,278 Fortis NV (Netherlands)                                                               9,167,136

 ...................................................................................................................

            195,976 National Bank of Canada (Canada)                                                      3,471,836

 ...................................................................................................................

            350,950 Overseas Chinese Banking Corp.

                    (Singapore)                                                                           2,612,380

 ...................................................................................................................

            194,159 Royal Bank of Scotland Group PLC

                    (United Kingdom)                                                                      4,587,428

 ...................................................................................................................

            346,419 San Paolo SpA (Italy)                                                                 5,599,064

 ...................................................................................................................

            158,500 Toronto-Dominion Bank (Canada)                                                        4,586,630

 ...................................................................................................................

             14,836 UBS AG (Switzerland)                                                                  2,422,298

-------------------------------------------------------------------------------------------------------------------

                                                                                                         55,578,768

-------------------------------------------------------------------------------------------------------------------



Beverage (2.9%)

 ...................................................................................................................

            467,269 Bass PLC (United Kingdom)                                                             5,087,445

 ...................................................................................................................

            434,395 Diageo PLC (United Kingdom)                                                           4,865,767

 ...................................................................................................................

            846,925 Fomento Economico Mexicano SA de CV

                    (Mexico)                                                                              2,531,689

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,484,901

-------------------------------------------------------------------------------------------------------------------



Building Materials (1.5%)

 ...................................................................................................................

            154,642 CRH PLC (Ireland)                                                                     2,876,813

 ...................................................................................................................

             43,000 Lafarge SA (France)                                                                   3,604,130

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,480,943

-------------------------------------------------------------------------------------------------------------------



Catering & Hotels (1.9%)

 ...................................................................................................................

            742,686 Granada Compass PLC (United Kingdom)                                                  8,080,533

-------------------------------------------------------------------------------------------------------------------



Chemicals (5.4%)

 ...................................................................................................................

            137,459 Akzo-Nobel NV (Netherlands)                                                           7,379,888

 ...................................................................................................................

            223,171 BOC Group PLC (United Kingdom)                                                        3,389,721

 ...................................................................................................................

             62,524 Henkel KGaA (Germany)                                                                 3,550,444

 ...................................................................................................................

            381,700 Rhodia SA (France)                                                                    5,911,350

 ...................................................................................................................

            619,000 Teijin, Ltd. (Japan)                                                                  3,199,387

-------------------------------------------------------------------------------------------------------------------

                                                                                                         23,430,790

-------------------------------------------------------------------------------------------------------------------



Conglomerates (3.0%)

 ...................................................................................................................

            123,876 Canadian Pacific, Ltd. (Canada)                                                       3,526,939

 ...................................................................................................................

          1,046,013 Cookson Group PLC (United Kingdom)                                                    2,749,508

 ...................................................................................................................

            541,014 Smiths Group PLC (United Kingdom)                                                     6,528,676

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,805,123

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (1.8%)

 ...................................................................................................................

             39,350 Aiful Corp. (Japan)                                                                   3,216,255

 ...................................................................................................................

             64,300 Promise Co., Ltd. (Japan)                                                             4,562,681

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,778,936

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.7%)

 ...................................................................................................................

            256,000 Shiseido Co., Ltd. (Japan)                                                            2,859,396

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (6.2%)

 ...................................................................................................................

            162,383 E.On AG (Germany)                                                                     9,876,342

 ...................................................................................................................

          1,049,549 Hong Kong Electric Holdings, Ltd.

                    (Hong Kong)                                                                           3,875,556

 ...................................................................................................................

            481,154 Scottish & Southern Energy PLC

                    (United Kingdom)                                                                      4,455,342

 ...................................................................................................................

          1,094,954 Scottish Power PLC (United Kingdom)                                                   8,650,810

-------------------------------------------------------------------------------------------------------------------

                                                                                                         26,858,050

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (4.2%)

 ...................................................................................................................

            117,644 Alcatel SA (France)                                                                   6,680,450

 ...................................................................................................................

          2,767,121 Invensys PLC (United Kingdom)                                                         6,467,668

 ...................................................................................................................

             67,373 Schneider Electric SA (France)                                                        4,913,460

-------------------------------------------------------------------------------------------------------------------

                                                                                                         18,061,578

-------------------------------------------------------------------------------------------------------------------



Electronics (4.5%)

 ...................................................................................................................

            279,000 Fujitsu, Ltd. (Japan)                                                                 4,115,953

 ...................................................................................................................

              8,100 Hirose Electric Co., Ltd. (Japan)                                                       780,552

 ...................................................................................................................

            211,000 NEC Corp. (Japan)                                                                     3,863,250

 ...................................................................................................................

              8,388 Swatch Group AG (The) (Switzerland)                                                   2,190,200

 ...................................................................................................................

            999,600 Taiwan Semiconductor Manufacturing

                    Co. (Taiwan) (NON)                                                                    2,402,376

 ...................................................................................................................

             32,000 TDK Corp. (Japan)                                                                     3,117,302

 ...................................................................................................................

            419,000 Toshiba Corp. (Japan)                                                                 2,804,345

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,273,978

-------------------------------------------------------------------------------------------------------------------



Food (1.7%)

 ...................................................................................................................

              3,034 Nestle SA (Switzerland)                                                               7,079,333

-------------------------------------------------------------------------------------------------------------------



Insurance (9.3%)

 ...................................................................................................................

             18,706 Allianz AG (Germany)                                                                  7,035,271

 ...................................................................................................................

            658,960 AMP, Ltd. (Australia)                                                                 7,400,611

 ...................................................................................................................

             30,869 Axa SA (France)                                                                       4,461,941

 ...................................................................................................................

            113,359 Internationale Nederlanden Groep

                    (ING) NV (Netherlands)                                                                9,052,406

 ...................................................................................................................

              5,200 Muenchener Rueckversicherungs AG

                    144A (Germany)                                                                        1,854,674

 ...................................................................................................................

              5,300 Muenchener Rueckversicherungs AG

                    (Germany)                                                                             1,890,340

 ...................................................................................................................

             13,557 Zurich Financial Services AG (Switzerland)                                            8,175,922

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,871,165

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (2.3%)

 ...................................................................................................................

            815,000 Nikko Securities Co., Ltd. (Japan)                                                    6,318,660

 ...................................................................................................................

            195,000 Nomura Securities Co., Ltd. (Japan)                                                   3,510,512

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,829,172

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.9%)

 ...................................................................................................................

            246,926 SKF AB Class B (Sweden)                                                               3,731,187

-------------------------------------------------------------------------------------------------------------------



Metals (0.2%)

 ...................................................................................................................

             67,200 Pohang Iron & Steel Company, Ltd.

                    ADR (Korea)                                                                           1,045,800

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (8.6%)

 ...................................................................................................................

            112,100 Alberta Energy Company, Ltd. (Canada)                                                 5,360,493

 ...................................................................................................................

            494,050 BP Amoco PLC (United Kingdom)                                                         3,984,464

 ...................................................................................................................

          1,159,006 Ente Nazionale Idrocarburi (ENI)

                    SpA (Italy)                                                                           7,397,333

 ...................................................................................................................

             74,014 Petroleo Brasileiro S.A. ADR (Brazil) (NON)                                           1,868,854

 ...................................................................................................................

          1,192,752 Shell Transportation & Trading Co.

                    PLC (United Kingdom)                                                                  9,779,744

 ...................................................................................................................

             59,070 TotalFinaElf SA Class B (France)                                                      8,782,187

-------------------------------------------------------------------------------------------------------------------

                                                                                                         37,173,075

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (2.3%)

 ...................................................................................................................

            547,697 Abitibi-Consolidated, Inc. (Canada)                                                   5,033,779

 ...................................................................................................................

          2,480,924 Jefferson Smurfit Group PLC (Ireland)                                                 4,835,364

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,869,143

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (7.2%)

 ...................................................................................................................

            222,454 AstraZeneca Group PLC

                    (United Kingdom)                                                                     11,212,933

 ...................................................................................................................

            114,890 Aventis SA (France)                                                                  10,082,644

 ...................................................................................................................

            203,320 GlaxoSmithKline PLC

                    (United Kingdom) (NON)                                                                5,739,144

 ...................................................................................................................

             93,000 Yamanouchi Pharmaceutical Co., .

                    Ltd (Japan)                                                                           4,024,704

-------------------------------------------------------------------------------------------------------------------

                                                                                                         31,059,425

-------------------------------------------------------------------------------------------------------------------



Photography/Imaging (1.7%)

 ...................................................................................................................

            119,000 Canon, Inc. (Japan)                                                                   4,169,952

 ...................................................................................................................

            167,000 Ricoh Co., Ltd. (Japan)                                                               3,086,903

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,256,855

-------------------------------------------------------------------------------------------------------------------



Publishing (0.7%)

 ...................................................................................................................

            197,000 Dai Nippon Printing Co., Ltd. (Japan)                                                 2,935,585

-------------------------------------------------------------------------------------------------------------------



Retail (0.8%)

 ...................................................................................................................

            236,000 Marui Co., Ltd. (Japan)                                                               3,566,360

-------------------------------------------------------------------------------------------------------------------



Software (1.4%)

 ...................................................................................................................

            629,805 Misys PLC (United Kingdom)                                                            6,208,051

-------------------------------------------------------------------------------------------------------------------



Technology (2.3%)

 ...................................................................................................................

            269,495 Koninklijke (Royal) Philips

                    Electronics NV (Netherlands)                                                          9,870,031

-------------------------------------------------------------------------------------------------------------------



Telecommunications (7.6%)

 ...................................................................................................................

            343,400 BCE, Inc. (Canada)                                                                    9,937,138

 ...................................................................................................................

            482,204 Cable & Wireless PLC (United Kingdom)                                                 6,503,150

 ...................................................................................................................

            245,400 Mahanager Telephone GDR 144A (India)                                                  1,938,660

 ...................................................................................................................

              1,147 Nippon Telegraph and Telephone

                    Corp. (Japan)                                                                         8,269,654

 ...................................................................................................................

          1,713,931 Vodafone Group PLC (United Kingdom)                                                   6,284,201

-------------------------------------------------------------------------------------------------------------------

                                                                                                         32,932,803

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $393,850,746)                                                             $   416,108,369

-------------------------------------------------------------------------------------------------------------------



UNITS (0.4%) (a) (cost $1,658,585)

-------------------------------------------------------------------------------------------------------------------

    Number of Units                                                                                           Value

 ...................................................................................................................

             67,100 Nortel Networks 144A Structured

                    Warrants (issued by Salomon Brothers,

                    Exp. 3/22/01) (Canada) (NON)                                                    $     1,647,305

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (2.8%) (a) (cost $12,301,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     12,301,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Merrill Lynch, Pierce, Fenner & Smith, Inc.

                    due January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $12,309,747 for an effective

                    yield of 6.40%                                                                  $    12,301,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $407,810,331) (b)                                                         $   430,056,674

-------------------------------------------------------------------------------------------------------------------






Forward Currency Contracts to Buy at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                            Market                   Aggregate              Delivery                  Unrealized

                             Value                  Face Value                  Date                Appreciation

 ...................................................................................................................


Euro                   $34,177,739                 $31,183,880               1/18/01             $     2,993,859

-------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at December 31, 2000

(aggregate face value $25,523,368)

-------------------------------------------------------------------------------------------------------------------

                                                                                                      Unrealized

                            Market                   Aggregate              Delivery               Appreciation/

                             Value                  Face Value                  Date               (Depreciation)

 ...................................................................................................................

British Pound          $13,072,148                 $12,675,900               3/21/01             $      (396,248)

 ...................................................................................................................

Canadian Dollar         12,778,296                  12,847,468               2/12/01                      69,172

-------------------------------------------------------------------------------------------------------------------

                                                                                                 $      (327,076)

-------------------------------------------------------------------------------------------------------------------






Diversification by Country

-------------------------------------------------------------------------------------------------------------------

Distribution of investments by country of issue at December 31, 2000: (as percentage of Market Value)

-------------------------------------------------------------------------------------------------------------------


Australia                                                                                                      2.3%

 ...................................................................................................................

Canada                                                                                                         9.7

 ...................................................................................................................

France                                                                                                        11.2

 ...................................................................................................................

Germany                                                                                                        6.3

 ...................................................................................................................

Ireland                                                                                                        1.8

 ...................................................................................................................

Italy                                                                                                          3.0

 ...................................................................................................................

Japan                                                                                                         16.4

 ...................................................................................................................

Netherlands                                                                                                    9.5

 ...................................................................................................................

Singapore                                                                                                      1.1

 ...................................................................................................................

Switzerland                                                                                                    4.6

 ...................................................................................................................

United Kingdom                                                                                                26.6

 ...................................................................................................................

United States                                                                                                  2.9

 ...................................................................................................................

Other                                                                                                          4.6

-------------------------------------------------------------------------------------------------------------------

Total                                                                                                        100.0%

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT International New Opportunities Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (97.2%) (a)

-------------------------------------------------------------------------------------------------------------------

  Number of Shares                                                                                            Value

 ...................................................................................................................



Advertising and Marketing Services (2.6%)

 ...................................................................................................................

          2,588,441 Aegis Group PLC (United Kingdom)                                                $     5,334,855

 ...................................................................................................................

            208,599 Havas Advertising SA (France)                                                         3,015,182

 ...................................................................................................................

             92,560 Publicis Groupe SA (France)                                                           3,126,697

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,476,734

-------------------------------------------------------------------------------------------------------------------



Banking (6.9%)

 ...................................................................................................................

            187,503 Banca Fideuram SpA (Italy)                                                            2,587,058

 ...................................................................................................................

          1,825,064 BiPop-Carire SpA (Italy) (REL)                                                       11,905,385

 ...................................................................................................................

            152,800 Commonwealth Bank of Australia

                    (Australia)                                                                           2,622,672

 ...................................................................................................................

            245,300 Toronto-Dominion Bank (Canada)                                                        7,098,425

 ...................................................................................................................

              2,125 Vontobel Holding AG Class B

                    (Switzerland)                                                                         5,902,778

-------------------------------------------------------------------------------------------------------------------

                                                                                                         30,116,318

-------------------------------------------------------------------------------------------------------------------



Beverage (2.3%)

 ...................................................................................................................

            208,700 Companhia de Bebidas das Americas

                    ADR (AmBev) (Brazil)                                                                  5,374,025

 ...................................................................................................................

          1,834,200 Grupo Modelo SA de CV Ser. C (Mexico)                                                 4,871,586

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,245,611

-------------------------------------------------------------------------------------------------------------------



Broadcasting (2.8%)

 ...................................................................................................................

                 42 Fuji Television Network, Inc. (Japan)                                                   292,878

 ...................................................................................................................

            225,384 Societe Television Francaise 1

                    (T.F. 1) (France)                                                                    12,163,862

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,456,740

-------------------------------------------------------------------------------------------------------------------



Building Materials (1.0%)

 ...................................................................................................................

            352,000 Nippon Sheet Glass Co., Ltd. (Japan)                                                  4,298,625

-------------------------------------------------------------------------------------------------------------------



Capital Goods (1.7%)

 ...................................................................................................................

             33,296 Altran Technologies SA (France)                                                       7,531,642

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (2.5%)

 ...................................................................................................................

            716,265 Capita Group PLC (United Kingdom)                                                     5,348,709

 ...................................................................................................................

             63,710 GfK AG (Germany)                                                                      1,871,684

 ...................................................................................................................

            200,718 Securitas AB Class B (Sweden)                                                         3,724,686

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,945,079

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (8.2%)

 ...................................................................................................................

             22,300 Matsushita Communication (Japan)                                                      2,803,373

 ...................................................................................................................

            451,560 Nokia OYJ AB (Finland)                                                               20,132,125

 ...................................................................................................................

            403,524 Nortel Networks Corp. (Canada)                                                       12,967,055

-------------------------------------------------------------------------------------------------------------------

                                                                                                         35,902,553

-------------------------------------------------------------------------------------------------------------------



Computers (2.7%)

 ...................................................................................................................

            468,600 Baltimore Technologies PLC

                    (United Kingdom) (NON)                                                                2,414,497

 ...................................................................................................................

            101,536 Certicom Corp. (Canada) (NON)                                                         2,028,691

 ...................................................................................................................

             65,023 Dassault Systemes SA (France)                                                         4,455,233

 ...................................................................................................................

             39,079 Kontron Embedded Computers

                    (Germany) (NON)                                                                       3,117,762

 ...................................................................................................................

                300 Trend Micro, Inc. (Japan) (NON)                                                          21,735

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,037,918

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (--%)

 ...................................................................................................................

                 10 Fancl Corp. (Japan)                                                                         289

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (3.6%)

 ...................................................................................................................

            295,000 Fujikura, Ltd. (Japan)                                                                2,212,177

 ...................................................................................................................

            193,000 Furukawa Electric Co., Ltd. (Japan)                                                   3,373,062

 ...................................................................................................................

              8,500 Keyence Corp (Japan)                                                                  2,084,976

 ...................................................................................................................

            142,000 Sumitomo Electric Industries, Ltd. (Japan)                                            2,331,213

 ...................................................................................................................

            111,600 Vestas Wind Systems A/S (Denmark)                                                     6,037,821

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,039,249

-------------------------------------------------------------------------------------------------------------------



Electronics (8.0%)

 ...................................................................................................................

            142,000 Anritsu Corp. (Japan)                                                                 3,358,739

 ...................................................................................................................

          1,620,595 ARM Holdings PLC (United Kingdom) (NON)                                              12,247,014

 ...................................................................................................................

             55,900 C-MAC Industries, Inc. (Canada) (NON)                                                 2,494,372

 ...................................................................................................................

             49,200 Celestica, Inc. (Canada) (NON)                                                        2,669,100

 ...................................................................................................................

             89,800 Elcoteq Network Corp. Class A (Finland)                                               2,823,590

 ...................................................................................................................

                 30 Fuji Soft AB, Inc. (Japan)                                                                1,937

 ...................................................................................................................

             70,400 Murata Manufacturing Co., Ltd. (Japan)                                                8,264,214

 ...................................................................................................................

              2,682 Swatch Group AG (The) Class B

                    (Switzerland)                                                                         3,352,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                         35,211,466

-------------------------------------------------------------------------------------------------------------------



Engineering & Construction (0.9%)

 ...................................................................................................................

             66,400 Coflexip SA ADR (France)                                                              4,174,900

-------------------------------------------------------------------------------------------------------------------



Financial (4.4%)

 ...................................................................................................................

             42,240 Dexia (Belgium)                                                                       7,671,591

 ...................................................................................................................

              2,105 Julius Baer Holdings , Ltd. AG Class B

                    (Switzerland)                                                                        11,525,525

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,197,116

-------------------------------------------------------------------------------------------------------------------



Health Care Services (0.7%)

 ...................................................................................................................

              1,773 Straumann Holding AG (Switzerland)                                                    3,173,889

-------------------------------------------------------------------------------------------------------------------



Insurance (6.5%)

 ...................................................................................................................

            406,570 Aegon NV (Netherlands)                                                               16,813,588

 ...................................................................................................................

            102,700 Internationale Nederlanden Groep NV

                    (ING) (Netherlands)                                                                   8,201,220

 ...................................................................................................................

              1,511 Swiss Reinsurance Co. (Switzerland)                                                   3,623,602

-------------------------------------------------------------------------------------------------------------------

                                                                                                         28,638,410

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (1.7%)

 ...................................................................................................................

            192,700 Amvescap Corp. PLC (United Kingdom)                                                   3,954,337

 ...................................................................................................................

             91,600 Direkt Anlage Bank AG (Germany) (NON)                                                 3,318,664

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,273,001

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (1.2%)

 ...................................................................................................................

             83,100 Four Seasons Hotels, Inc. (Canada)                                                    5,274,345

-------------------------------------------------------------------------------------------------------------------



Machinery (0.9%)

 ...................................................................................................................

             22,400 Aixtron (Germany) (NON)                                                               2,434,653

 ...................................................................................................................

             81,300 Tomra Systems ASA (Norway)                                                            1,576,940

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,011,593

-------------------------------------------------------------------------------------------------------------------



Manufacturing (1.2%)

 ...................................................................................................................

            351,865 Bombardier, Inc. (Canada)                                                             5,425,025

-------------------------------------------------------------------------------------------------------------------



Medical Technology (0.9%)

 ...................................................................................................................

             50,673 Lion Bioscience AG (Germany) (NON)                                                    4,090,304

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (5.6%)

 ...................................................................................................................

            192,600 Royal Dutch Petroleum Co. PLC

                    (Netherlands)                                                                        11,797,335

 ...................................................................................................................

             85,100 TotalFinaElf SA Class B (France)                                                     12,652,178

-------------------------------------------------------------------------------------------------------------------

                                                                                                         24,449,513

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (14.7%)

 ...................................................................................................................

            393,200 AstraZeneca Group PLC

                    (United Kingdom)                                                                     19,819,492

 ...................................................................................................................

             41,610 Elan Corp. PLC ADR (Ireland) (NON)                                                    1,947,868

 ...................................................................................................................

            232,372 GlaxoSmithKline PLC (United Kingdom) (NON)                                            6,559,190

 ...................................................................................................................

             14,600 Novo Nordisk A/S Class B (Denmark)                                                    2,617,673

 ...................................................................................................................

            209,481 Sanofi-Synthelabo SA (France)                                                        13,959,940

 ...................................................................................................................

              7,274 Serono SA Class B (Switzerland)                                                       7,004,593

 ...................................................................................................................

            213,000 Takeda Chemical Industries (Japan)                                                   12,613,929

-------------------------------------------------------------------------------------------------------------------

                                                                                                         64,522,685

-------------------------------------------------------------------------------------------------------------------



Real Estate (0.2%)

 ...................................................................................................................

             16,600 Goldcrest Co., Ltd. (Japan)                                                           1,039,772

-------------------------------------------------------------------------------------------------------------------



Retail (2.8%)

 ...................................................................................................................

          5,310,670 Esprit Holdings, Ltd. (Hong Kong)                                                     4,528,035

 ...................................................................................................................

             10,300 Fast Retailing Co., Ltd. (Japan)                                                      2,019,396

 ...................................................................................................................

            176,300 Koninklijke Ahold NV (Netherlands)                                                    5,685,727

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,233,158

-------------------------------------------------------------------------------------------------------------------



Software (3.3%)

 ...................................................................................................................

            119,581 Amdocs, Ltd. (United Kingdom) (NON)                                                   7,922,241

 ...................................................................................................................

             83,700 Autonomy Corporation PLC

                    (United Kingdom) (NON)                                                                2,387,614

 ...................................................................................................................

             37,600 Business Objects SA (France) (NON)                                                    2,129,100

 ...................................................................................................................

                 87 NET One Systems Co., Ltd. (Japan)                                                     2,172,142

-------------------------------------------------------------------------------------------------------------------

                                                                                                         14,611,097

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.7%)

 ...................................................................................................................

            229,810 Logica PLC (United Kingdom)                                                           6,006,372

 ...................................................................................................................

                 60 Obic Co., Ltd. (Japan)                                                                   12,399

 ...................................................................................................................

                 22 Yahoo Japan Corp. (Japan) (NON)                                                       1,295,138

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,313,909

-------------------------------------------------------------------------------------------------------------------



Telecommunications (8.2%)

 ...................................................................................................................

                814 NTT DoCoMo (Japan)                                                                   14,048,007

 ...................................................................................................................

             61,400 Research in Motion, Ltd. (Canada) (NON)                                               4,912,000

 ...................................................................................................................

          4,677,864 Vodafone Group PLC (United Kingdom)                                                  17,151,581

-------------------------------------------------------------------------------------------------------------------

                                                                                                         36,111,588

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $420,830,082)                                                             $   427,802,529

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (2.5%) (a) (cost $9,900,201)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

            101,561 Marschollek, Lautenschlaeger und

                    Partner AG DEM $3.05 pfd. (Germany)                                             $    11,105,381

-------------------------------------------------------------------------------------------------------------------



UNITS (0.5%) (a) (cost $2,897,833)

-------------------------------------------------------------------------------------------------------------------

   Number of Units                                                                                            Value

 ...................................................................................................................

             17,700 Infosys Technologies, Ltd. Equity

                    Participation Notes (issued by

                    Goldman Sachs) (India)                                                          $     2,164,533

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (7.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     15,000,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Merrill Lynch, Pierce, Fenner & Smith, Inc.

                    due January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $15,010,667 for an effective

                    yield of 6.40%                                                                  $    15,000,000

 ...................................................................................................................

         15,966,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg, Inc. due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $15,977,354 for an effective yield

                    of 6.40%                                                                             15,966,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $30,966,000)                                                              $    30,966,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $464,594,116) (b)                                                         $   472,038,443

-------------------------------------------------------------------------------------------------------------------






Diversification by Country

-------------------------------------------------------------------------------------------------------------------

Distribution of investments by country of issue at December 31, 2000: (as percentage of Market Value)

-------------------------------------------------------------------------------------------------------------------


Belgium                                                                                                        1.6%

 ...................................................................................................................

Brazil                                                                                                         1.1

 ...................................................................................................................

Canada                                                                                                         9.1

 ...................................................................................................................

Denmark                                                                                                        1.8

 ...................................................................................................................

Finland                                                                                                        4.9

 ...................................................................................................................

France                                                                                                        13.4

 ...................................................................................................................

Germany                                                                                                        5.5

 ...................................................................................................................

Hong Kong                                                                                                      1.0

 ...................................................................................................................

Italy                                                                                                          3.1

 ...................................................................................................................

Japan                                                                                                         13.2

 ...................................................................................................................

Mexico                                                                                                         1.0

 ...................................................................................................................

Netherlands                                                                                                    9.0

 ...................................................................................................................

Switzerland                                                                                                    7.3

 ...................................................................................................................

United Kingdom                                                                                                18.9

 ...................................................................................................................

United States                                                                                                  6.6

 ...................................................................................................................

Other                                                                                                          2.5

-------------------------------------------------------------------------------------------------------------------

Total                                                                                                        100.0%

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Investors Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (96.4%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (0.5%)

 ...................................................................................................................

             73,400 Omnicom Group, Inc.                                                             $     6,083,025

-------------------------------------------------------------------------------------------------------------------



Airlines (0.1%)

 ...................................................................................................................

             30,400 Southwest Airlines Co.                                                                1,019,312

-------------------------------------------------------------------------------------------------------------------



Banking (4.8%)

 ...................................................................................................................

             89,400 Bank of New York Company, Inc.                                                        4,933,763

 ...................................................................................................................

             35,600 Comerica, Inc.                                                                        2,113,750

 ...................................................................................................................

            295,250 Fifth Third Bancorp                                                                  17,641,188

 ...................................................................................................................

            314,000 Firstar Corp.                                                                         7,300,500

 ...................................................................................................................

             57,700 Northern Trust Corp.                                                                  4,706,156

 ...................................................................................................................

             36,800 State Street Corp.                                                                    4,570,928

 ...................................................................................................................

            287,300 Washington Mutual, Inc.                                                              15,244,856

-------------------------------------------------------------------------------------------------------------------

                                                                                                         56,511,141

-------------------------------------------------------------------------------------------------------------------



Beverage (2.0%)

 ...................................................................................................................

            193,500 Anheuser-Busch Cos., Inc.                                                             8,804,250

 ...................................................................................................................

            298,000 PepsiCo, Inc.                                                                        14,769,625

-------------------------------------------------------------------------------------------------------------------

                                                                                                         23,573,875

-------------------------------------------------------------------------------------------------------------------



Biotechnology (1.2%)

 ...................................................................................................................

             38,200 Amgen, Inc. (NON)                                                                     2,442,413

 ...................................................................................................................

            138,900 Genentech, Inc. (NON)                                                                11,320,350

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,762,763

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.7%)

 ...................................................................................................................

            180,100 Echostar Communications Corp. Class A (NON)                                           4,097,275

 ...................................................................................................................

            175,200 General Motors Corp. Class H (NON)                                                    4,025,296

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,122,571

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.6%)

 ...................................................................................................................

            547,300 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                         7,422,756

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.8%)

 ...................................................................................................................

            199,400 Paychex, Inc.                                                                         9,695,825

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (6.7%)

 ...................................................................................................................

            123,619 Brocade Communications Systems (NON)                                                 11,349,769

 ...................................................................................................................

            904,000 Cisco Systems, Inc. (NON)                                                            34,578,000

 ...................................................................................................................

             96,800 Comverse Technology, Inc. (NON)                                                      10,514,900

 ...................................................................................................................

            106,100 Corning, Inc.                                                                         5,603,406

 ...................................................................................................................

             44,300 Juniper Networks, Inc. (NON)                                                          5,584,569

 ...................................................................................................................

            141,100 QUALCOMM, Inc. (NON)                                                                 11,596,656

-------------------------------------------------------------------------------------------------------------------

                                                                                                         79,227,300

-------------------------------------------------------------------------------------------------------------------



Computers (3.7%)

 ...................................................................................................................

            412,400 EMC Corp. (NON)                                                                      27,424,600

 ...................................................................................................................

            118,300 Network Appliance, Inc. (NON)                                                         7,593,381

 ...................................................................................................................

            314,100 Sun Microsystems, Inc. (NON)                                                          8,755,538

-------------------------------------------------------------------------------------------------------------------

                                                                                                         43,773,519

-------------------------------------------------------------------------------------------------------------------



Conglomerates (10.3%)

 ...................................................................................................................

          1,325,200 General Electric Co. (SEG)                                                           63,526,775

 ...................................................................................................................

          1,061,100 Tyco International, Ltd.                                                             58,891,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                        122,417,825

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (1.7%)

 ...................................................................................................................

            110,100 Capital One Financial Corp.                                                           7,245,956

 ...................................................................................................................

            342,400 MBNA Corp.                                                                           12,647,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,893,356

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (1.5%)

 ...................................................................................................................

            221,700 Avon Products, Inc.                                                                  10,613,888

 ...................................................................................................................

            167,400 Estee Lauder Cos. Class A                                                             7,334,213

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,948,101

-------------------------------------------------------------------------------------------------------------------



Distribution (1.2%)

 ...................................................................................................................

            472,400 SYSCO Corp.                                                                          14,172,000

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (0.3%)

 ...................................................................................................................

             37,900 Entergy Corp.                                                                         1,603,644

 ...................................................................................................................

             33,400 FPL Group, Inc.                                                                       2,396,450

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,000,094

-------------------------------------------------------------------------------------------------------------------



Electronics (1.6%)

 ...................................................................................................................

            265,900 Linear Technology Corp.                                                              12,297,875

 ...................................................................................................................

             78,100 PMC -- Sierra, Inc. (NON)                                                             6,140,613

-------------------------------------------------------------------------------------------------------------------

                                                                                                         18,438,488

-------------------------------------------------------------------------------------------------------------------



Energy (1.9%)

 ...................................................................................................................

            255,000 Baker Hughes, Inc.                                                                   10,598,438

 ...................................................................................................................

             94,100 R & B Falcon Corp. (NON)                                                              2,158,419

 ...................................................................................................................

             28,400 Schlumberger, Ltd.                                                                    2,270,225

 ...................................................................................................................

            171,300 Transocean Sedco Forex, Inc.                                                          7,879,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                         22,906,882

-------------------------------------------------------------------------------------------------------------------



Entertainment (1.7%)

 ...................................................................................................................

            440,486 Viacom, Inc. Class B (NON)                                                           20,588,279

-------------------------------------------------------------------------------------------------------------------



Financial (6.0%)

 ...................................................................................................................

            324,100 American Express Co.                                                                 17,805,244

 ...................................................................................................................

            694,366 Citigroup, Inc.                                                                      35,456,064

 ...................................................................................................................

            198,900 Fannie Mae                                                                           17,254,575

-------------------------------------------------------------------------------------------------------------------

                                                                                                         70,515,883

-------------------------------------------------------------------------------------------------------------------



Food (1.6%)

 ...................................................................................................................

            159,500 Quaker Oats Co. (The)                                                                15,531,313

 ...................................................................................................................

            134,200 Ralston-Ralston Purina Group                                                          3,505,975

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,037,288

-------------------------------------------------------------------------------------------------------------------



Health Care Services (3.0%)

 ...................................................................................................................

             67,700 Cardinal Health, Inc.                                                                 6,744,613

 ...................................................................................................................

             70,800 CIGNA Corp.                                                                           9,366,840

 ...................................................................................................................

            318,400 United Health Group, Inc.                                                            19,541,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                         35,653,253

-------------------------------------------------------------------------------------------------------------------



Insurance (3.4%)

 ...................................................................................................................

             55,300 Ace, Ltd.                                                                             2,346,794

 ...................................................................................................................

            379,400 American International Group, Inc.                                                   37,394,613

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,741,407

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (3.3%)

 ...................................................................................................................

            171,900 Merrill Lynch & Co., Inc.                                                            11,721,431

 ...................................................................................................................

            170,600 Morgan Stanley, Dean Witter & Co.                                                    13,520,050

 ...................................................................................................................

            494,200 Schwab (Charles) Corp.                                                               14,022,925

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,264,406

-------------------------------------------------------------------------------------------------------------------



Media (0.5%)

 ...................................................................................................................

            127,300 Disney (Walt) Productions, Inc.                                                       3,683,744

 ...................................................................................................................

             47,500 Time Warner, Inc.                                                                     2,481,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,165,144

-------------------------------------------------------------------------------------------------------------------



Medical Technology (2.5%)

 ...................................................................................................................

            172,400 Allergan, Inc.                                                                       16,690,475

 ...................................................................................................................

            133,600 Applera Corp-Applied Biosystems Group                                                12,566,750

 ...................................................................................................................

             12,900 Medtronic, Inc.                                                                         778,838

-------------------------------------------------------------------------------------------------------------------

                                                                                                         30,036,063

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (3.8%)

 ...................................................................................................................

            191,600 El Paso Energy Corp.                                                                 13,723,350

 ...................................................................................................................

            372,800 Enron Corp.                                                                          30,989,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         44,712,350

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (4.1%)

 ...................................................................................................................

            112,600 Anadarko Petroleum Corp.                                                              8,003,608

 ...................................................................................................................

            169,000 Apache Corp.                                                                         11,840,563

 ...................................................................................................................

            289,600 ExxonMobil Corp.                                                                     25,177,100

 ...................................................................................................................

             50,200 Royal Dutch Petroleum Co. PLC ADR

                    (Netherlands)                                                                         3,040,238

-------------------------------------------------------------------------------------------------------------------

                                                                                                         48,061,509

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (12.1%)

 ...................................................................................................................

            313,700 American Home Products Corp.                                                         19,935,635

 ...................................................................................................................

            219,100 Johnson & Johnson                                                                    23,019,194

 ...................................................................................................................

            129,100 Lilly (Eli) & Co.                                                                    12,014,369

 ...................................................................................................................

            283,700 Merck & Co., Inc.                                                                    26,561,413

 ...................................................................................................................

            661,350 Pfizer, Inc.                                                                         30,422,100

 ...................................................................................................................

            237,300 Pharmacia Corp.                                                                      14,475,300

 ...................................................................................................................

            304,500 Schering-Plough Corp.                                                                17,280,375

-------------------------------------------------------------------------------------------------------------------

                                                                                                        143,708,386

-------------------------------------------------------------------------------------------------------------------



Regional Bells (0.9%)

 ...................................................................................................................

            222,800 SBC Communications, Inc.                                                             10,638,700

-------------------------------------------------------------------------------------------------------------------



Retail (3.4%)

 ...................................................................................................................

            192,700 RadioShack Corp.                                                                      8,249,969

 ...................................................................................................................

            376,300 Wal-Mart Stores, Inc.                                                                19,990,938

 ...................................................................................................................

            285,900 Walgreen Co.                                                                         11,954,194

-------------------------------------------------------------------------------------------------------------------

                                                                                                         40,195,101

-------------------------------------------------------------------------------------------------------------------



Software (7.6%)

 ...................................................................................................................

            117,800 Adobe Systems, Inc.                                                                   6,854,488

 ...................................................................................................................

            143,800 BEA Systems, Inc. (NON)                                                               9,679,538

 ...................................................................................................................

            138,400 Electronic Arts, Inc. (NON)                                                           5,899,300

 ...................................................................................................................

            137,900 I2 Technologies, Inc. (NON)                                                           7,498,313

 ...................................................................................................................

            410,500 Microsoft Corp. (NON) (SEG)                                                          17,805,438

 ...................................................................................................................

            382,200 Oracle Corp. (NON)                                                                   11,107,688

 ...................................................................................................................

            198,100 Siebel Systems, Inc. (NON)                                                           13,396,513

 ...................................................................................................................

             86,600 VeriSign, Inc. (NON)                                                                  6,424,638

 ...................................................................................................................

            132,700 VERITAS Software Corp. (NON)                                                         11,611,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                         90,277,166

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.5%)

 ...................................................................................................................

            212,200 America Online, Inc. (NON)                                                            7,384,560

 ...................................................................................................................

            188,300 Electronic Data Systems Corp.                                                        10,874,325

-------------------------------------------------------------------------------------------------------------------

                                                                                                         18,258,885

-------------------------------------------------------------------------------------------------------------------



Telecommunications (1.4%)

 ...................................................................................................................

            206,900 Nextel Communications, Inc. Class A (NON)                                             5,120,775

 ...................................................................................................................

            113,500 Qwest Communications

                    International, Inc. (NON)                                                             4,653,500

 ...................................................................................................................

            317,200 Sprint Corp. (PCS Group) (NON)                                                        6,482,763

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,257,038

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $1,031,125,711)                                                           $ 1,142,079,691

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.6%) (a) (cost $43,245,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     43,245,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Merril Lynch, Pierce, Fenner & Smith, Inc.

                    due January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $43,275,752 for an

                    effective yield of 6.40%                                                        $    43,245,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $1,074,370,711) (b)                                                       $ 1,185,324,691

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                         Aggregate         Expiration                    Unrealized

                         Total Value                    Face Value               Date                  Depreciation

 ...................................................................................................................


S&P 500 Index (Long)     $31,706,250                   $31,878,069             Mar-01               $      (171,819)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Money Market Fund



The fund's portfolio

December 31, 2000






COMMERCIAL PAPER (73.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                Maturity Date              Value

 ...................................................................................................................

Domestic (47.7%) (a)

 ...................................................................................................................

   $      2,200,000 American Express

                    Credit Co. 6.23s                                                      3/21/01   $     2,169,542

 ...................................................................................................................

         10,000,000 Associates Corp of

                    North America 6.65s                                                    1/2/01         9,992,611

 ...................................................................................................................

          6,000,000 Associates Corp of

                    North America 6.52s                                                    3/2/01         5,933,713

 ...................................................................................................................

          4,000,000 Bank One Corp. 6.3s                                                   3/23/01         3,942,600

 ...................................................................................................................

          6,000,000 Bank One Corp. 6.25s                                                  4/30/01         5,875,000

 ...................................................................................................................

          6,500,000 Bank One Corp. 6.18s                                                  4/16/01         6,381,722

 ...................................................................................................................

          7,000,000 Bank of America FSB 6.34s                                             5/11/01         6,838,506

 ...................................................................................................................

          7,000,000 Bear Sterns Co., 6.37s                                                3/14/01         6,909,581

 ...................................................................................................................

          4,000,000 CIT Group, Inc. 6.41s                                                  3/5/01         3,954,418

 ...................................................................................................................

          3,000,000 Corporate Asset

                    Funding Corp. 6.56s                                                    2/9/01         2,978,133

 ...................................................................................................................

          6,000,000 Corporate Receivables

                    Corp. 6.54s                                                           1/29/01         5,968,390

 ...................................................................................................................

         12,000,000 CXC, Inc. 6.58s                                                        1/9/01        11,980,260

 ...................................................................................................................

          5,029,000 Delaware Funding Corp. 6.7s                                            1/3/01         5,026,192

 ...................................................................................................................

          5,500,000 Delaware Funding Corp. 6.57s                                           2/7/01         5,461,858

 ...................................................................................................................

          6,000,000 Delaware Funding Corp. 6.56s                                           2/2/01         5,963,920

 ...................................................................................................................

          7,026,000 Delaware Funding Corp. 6.4s                                            3/9/01         6,941,063

 ...................................................................................................................

          2,000,000 Eureka Securitization, Inc. 6.6s                                      1/30/01         1,989,000

 ...................................................................................................................

          3,000,000 Falcon Asset Securitization

                    Corp. 6.59s                                                            2/1/01         2,982,427

 ...................................................................................................................

          7,000,000 Falcon Asset Securitization

                    Corp. 6.60s                                                           1/25/01         6,967,917

 ...................................................................................................................

          5,000,000 Falcon Asset Securitization

                    Corp. 6.55s                                                            2/9/01         4,963,611

 ...................................................................................................................

          5,838,000 Falcon Asset Securitization

                    Corp. 6.51s                                                           2/22/01         5,782,048

 ...................................................................................................................

          5,000,000 GE Capital Intl. Funding 6.21s                                        3/30/01         4,923,238

 ...................................................................................................................

          4,500,000 GE Capital Intl. Funding 6.04s                                         6/6/01         4,381,465

 ...................................................................................................................

          4,000,000 GE Capital Intl. Funding 6.04s                                         6/5/01         3,895,307

 ...................................................................................................................

          4,600,000 General Electric

                    Capital Corp. 6.51s                                                    2/7/01         4,568,390

 ...................................................................................................................

          6,000,000 General Electric

                    Capital Corp. 6.48s                                                   2/14/01         5,951,400

 ...................................................................................................................

         10,000,000 General Motors

                    Acceptance Corp. 6.52s                                                 2/8/01         9,929,367

 ...................................................................................................................

          9,000,000 Goldman Sachs 6.56s                                                   1/19/01         8,968,840

 ...................................................................................................................

          7,000,000 Goldman Sachs 6.5s                                                    2/16/01         6,940,597

 ...................................................................................................................

          7,500,000 Goldman Sachs 6.5s                                                    2/14/01         7,439,063

 ...................................................................................................................

          5,000,000 Household Finance Corp. 6.55s                                         1/18/01         4,983,625

 ...................................................................................................................

          7,165,000 Lehman Brothers Holdings 6.695s                                       1/31/01         7,123,693

 ...................................................................................................................

          7,000,000 Morgan Stanley Dean

                    Witter & Co. 6.56s                                                     2/5/01         6,954,080

 ...................................................................................................................

          7,000,000 National Rural Utilities

                    (CFC) 6.06s                                                           7/19/01         6,764,333

 ...................................................................................................................

          6,000,000 National Rural Utilities

                    (CFC) 6.06s                                                           7/18/01         5,799,010

 ...................................................................................................................

          4,922,000 Old Line Funding Corp. 6.7s                                            1/9/01         4,913,756

 ...................................................................................................................

          4,000,000 Old Line Funding Corp. 6.67s                                           1/4/01         3,997,036

 ...................................................................................................................

         10,000,000 Old Line Funding Corp. 6.65s                                          1/10/01         9,981,528

 ...................................................................................................................

          9,000,000 Old Line Funding Corp. 6.63s                                          1/12/01         8,980,110

 ...................................................................................................................

         10,000,000 Old Slip Funding Corp. 6.7s                                           1/11/01         9,979,528

 ...................................................................................................................

          2,800,000 Old Slip Funding Corp. 6.66s                                          1/18/01         2,790,676

 ...................................................................................................................

          5,000,000 Preferred Receivables

                    Funding Corp. 6.62s                                                   1/22/01         4,979,772

 ...................................................................................................................

          2,791,000 Receivables Capital Corp. 6.38s                                       3/15/01         2,754,398

 ...................................................................................................................

         12,000,000 Salomon Smith Barney

                    Holdings, Inc. 6.38s                                                   3/6/01        11,861,767

 ...................................................................................................................

          4,000,000 Sheffield Receivables Corp. 6.63s                                     1/22/01         3,983,793

 ...................................................................................................................

          6,350,000 Sheffield Receivables Corp. 6.45s                                     5/21/01         6,189,583

 ...................................................................................................................

          7,000,000 Sigma Finance, Inc. 6.49s                                              3/1/01         6,924,283

 ...................................................................................................................

          8,000,000 Sigma Finance, Inc. 6.4s                                               3/8/01         7,904,711

 ...................................................................................................................

          5,000,000 Sigma Finance, Inc. 6.1s                                              6/18/01         4,856,819

 ...................................................................................................................

          2,708,000 Thunder Bay Funding, Inc. 6.67s                                        1/4/01         2,705,993

 ...................................................................................................................

          5,000,000 Thunder Bay Funding, Inc. 6.65s                                       1/23/01         4,978,757

 ...................................................................................................................

          7,000,000 Thunder Bay Funding, Inc. 6.64s                                       1/17/01         6,978,051

 ...................................................................................................................

          6,339,000 Thunder Bay Funding, Inc. 6.62s                                        1/5/01         6,333,172

 ...................................................................................................................

         15,340,000 Venture Business Trust 6.6s                                            1/2/01        15,328,751

 ...................................................................................................................

          4,500,000 Verizon Global Funding 6.55s                                           2/2/01         4,472,981

 ...................................................................................................................

          7,784,000 Windmill Funding Corp. 6.7s                                            1/8/01         7,772,410

 ...................................................................................................................

          4,000,000 Windmill Funding Corp. 6.66s                                           1/3/01         3,997,780

 ...................................................................................................................

          2,410,000 Windmill Funding Corp. 6.65s                                          1/17/01         2,402,432

-------------------------------------------------------------------------------------------------------------------

                                                                                                        352,693,007

-------------------------------------------------------------------------------------------------------------------

Foreign (25.5%) (a)

 ...................................................................................................................

          6,000,000 Aegon Funding Corp. 6.52s

                    (Netherlands)                                                         2/13/01         5,952,187

 ...................................................................................................................

         10,000,000 Banco Bradesco S.A. (Barclays

                    Bank (LOC)) 6.54s

                    (United Kingdom)                                                      2/12/01         9,921,883

 ...................................................................................................................

          6,000,000 Banco de Galicia Y Buenos Aires

                    S.A. (Bayerische Hypo-und

                    Vereinsbank AG (LOC))

                    6.53s (Germany)                                                       2/23/01         5,941,230

 ...................................................................................................................

          3,400,000 Banco Itau S.A. (Bayerische

                    Hypo-und Vereinsbank (LOC))

                    6.47s (Germany)                                                        4/2/01         3,343,783

 ...................................................................................................................

          2,300,000 Banco Itau S.A. (Bayerische

                    Hypo-und Vereinsbank (LOC))

                    6.46s (Germany)                                                       3/26/01         2,264,919

 ...................................................................................................................

         10,000,000 Banco Mercantil Del Norte S.A.

                    (Bayerische Hypo-und

                    Vereinsbank AG (LOC))

                    6.48s (Germany)                                                       3/26/01         9,847,000

 ...................................................................................................................

          7,000,000 Bank of Nova Scotia

                    6.60s (Canada)                                                        1/24/01         6,999,781

 ...................................................................................................................

          2,100,000 Banque Nationale De Paris

                    Canada 6.17s (France)                                                  6/6/01         2,043,493

 ...................................................................................................................

          8,100,000 CBA Delaware Finance

                    6.68s (Australia)                                                      1/8/01         8,087,976

 ...................................................................................................................

         17,000,000 CBA Delaware Finance

                    6.65s (Australia)                                                      1/2/01        16,987,435

 ...................................................................................................................

          3,000,000 CBA Delaware Finance

                    6.54s (Australia)                                                     2/20/01         2,972,205

 ...................................................................................................................

          4,000,000 Corporacion Andina de

                    Fomento (Barclays (LOC))

                    6.6s (United Kingdom)                                                  2/6/01         3,972,867

 ...................................................................................................................

          6,000,000 Credit Suisse First Boston 6.49s

                    (Switzerland)                                                          3/5/01         5,930,773

 ...................................................................................................................

          5,000,000 Credit Suisse First Boston Intl.

                    Guernsey 6.5s (Switzerland)                                           3/12/01         4,935,903

 ...................................................................................................................

          7,000,000 Credit Suisse First Boston Intl.

                    Guernsey 6.42s (Switzerland)                                          5/14/01         6,832,723

 ...................................................................................................................

          7,500,000 DaimlerChrysler NA Holding

                    Corp 6.54s (Germany)                                                   3/7/01         7,410,075

 ...................................................................................................................

          7,000,000 Den Danske Corp., Inc.

                    6.43s (Denmark)                                                       4/30/01         6,849,967

 ...................................................................................................................

          7,000,000 Den Norske Bank

                    6.65s (Norway)                                                         1/2/01         6,997,414

 ...................................................................................................................

          6,800,000 ED & F Man Treasury Management

                    (Rabobank Nederland (LOC))

                    6.43s (Netherlands)                                                   2/27/01         6,727,127

 ...................................................................................................................

          5,500,000 Knights Funding Corp. (Bayerische

                    Hypo-und Vereinsbank (LOC))

                    6.43s (Germany)                                                       5/18/01         5,364,434

 ...................................................................................................................

          7,000,000 Nordbanken NA, Inc.

                    6.54s (Sweden)                                                        2/15/01         6,941,503

 ...................................................................................................................

          2,000,000 Nordbanken NA, Inc.

                    6.5s (Sweden)                                                         3/12/01         1,974,361

 ...................................................................................................................

          5,500,000 Societe Generale 6.47s (France)                                       2/27/01         5,442,669

 ...................................................................................................................

          7,500,000 Spintab AB 6.57s (Sweden)                                             1/11/01         7,484,944

 ...................................................................................................................

         10,000,000 Spintab AB 6.54s (Sweden)                                             2/20/01         9,907,350

 ...................................................................................................................

          6,000,000 Toronto Dominion Holdings

                    (USA) 6.54s (Canada)                                                  1/30/01         5,967,300

 ...................................................................................................................

          7,000,000 Transamerica Finance Corp.

                    6.51s (Netherlands)                                                   2/26/01         6,927,848

 ...................................................................................................................

          5,000,000 Transamerica Finance Corp.

                    6.33s (Netherlands)                                                   3/29/01         4,922,633

 ...................................................................................................................

          5,000,000 Unibanco -- Uniao de Bancos

                    Brasileiros, S.A. (Westdeutsche

                    Landesbank Giro (LOC))

                    6.665s (Germany)                                                      7/13/01         4,820,415

 ...................................................................................................................

          3,000,000 Westdeutsche Landesbank

                    Girozentrale 7.1s (Germany)                                            5/3/01         3,000,000

 ...................................................................................................................

          2,000,000 Woolwich PLC 6.55s

                    (United Kingdom)                                                      1/18/01         1,993,450

-------------------------------------------------------------------------------------------------------------------

                                                                                                        188,765,648

-------------------------------------------------------------------------------------------------------------------

                    Total Commercial Paper

                    (cost $541,458,655)                                                             $   541,458,655

-------------------------------------------------------------------------------------------------------------------



CERTIFICATES OF DEPOSIT (9.0%) (a)

-------------------------------------------------------------------------------------------------------------------

 Principal Amount                                                                   Maturity Date             Value

 ...................................................................................................................

   $      7,000,000 Bank of Nova Scotia

                    6.72s (Canada)                                                        2/12/01   $     6,999,600

 ...................................................................................................................

          7,000,000 Canadian Imperial Bank of

                    Commerce 7.36s (Canada)                                               5/17/01         6,999,752

 ...................................................................................................................

          7,000,000 Chase Manhattan Corp. 6.6s                                            2/21/01         7,000,000

 ...................................................................................................................

          6,000,000 Commerzbank AG

                    6.66s (Germany)                                                       3/13/01         6,000,117

 ...................................................................................................................

          7,000,000 Commerzbank AG

                    6.36s (Germany)                                                       6/11/01         7,001,676

 ...................................................................................................................

          6,000,000 Den Norske Bank

                    6.69s (Norway)                                                        3/12/01         6,000,115

 ...................................................................................................................

          7,000,000 Deutsche Bank AG

                    6 3/4s (Germany)                                                      2/22/01         6,999,518

 ...................................................................................................................

          7,000,000 Societe Generale 6.56s (France)                                       1/16/01         6,999,851

 ...................................................................................................................

          1,210,000 Svenska Handelsbanken

                    7.075s (Sweden)                                                       7/23/01         1,209,832

 ...................................................................................................................

          7,000,000 Svenska Handelsbanken

                    6.98s (Sweden)                                                         5/2/01         6,999,557

 ...................................................................................................................

          4,000,000 Svenska Handelsbanken

                    6.62s (Sweden)                                                        5/21/01         4,004,161

-------------------------------------------------------------------------------------------------------------------

                    Total Certificates of Deposit

                    (cost $66,214,179)                                                              $    66,214,179

-------------------------------------------------------------------------------------------------------------------



CORPORATE BONDS AND NOTES (12.9%) (a)

-------------------------------------------------------------------------------------------------------------------

 Principal Amount                                                                   Maturity Date             Value

 ...................................................................................................................

   $      7,000,000 Abbey National Treasury

                    Service bank guaranteed

                    Ser. 1A, FRN, 6.598s

                    (United Kingdom)                                                     10/25/01   $     6,998,532

 ...................................................................................................................

          6,000,000 Bayerische Landesbank

                    Girozentrale 6.566s (Germany)                                         2/28/01         5,999,527

 ...................................................................................................................

          8,000,000 Credit Suisse First Boston, Inc.

                    144A company guaranteed

                    FRN, 6.718s                                                           8/10/01         8,000,000

 ...................................................................................................................

          7,000,000 First Union National BK NC

                    notes FRN, 6.638s                                                     5/29/01         7,000,000

 ...................................................................................................................

          7,000,000 Fleet Financial Group sr. notes

                    Ser. P, FRN, 6.478s                                                   3/13/01         6,998,999

 ...................................................................................................................

          5,000,000 Goldman Sachs 144A notes

                    Ser. A, FRN, 6.94s                                                    1/25/01         5,000,623

 ...................................................................................................................

          6,000,000 JP Morgan & Co., Inc. notes

                    Ser. A, FRN, 6.689s                                                   3/16/01         6,000,000

 ...................................................................................................................

          7,000,000 MeritaNordbanken Group

                    (Sweden) 6.5025s                                                       3/1/01         6,999,551

 ...................................................................................................................

          7,000,000 Morgan Stanley Dean Witter, Inc.

                    notes Ser. C, FRN, 6.679                                              3/16/01         6,999,856

 ...................................................................................................................

          7,000,000 National City Corp. ser. notes

                    FRN, 6.64s                                                           11/21/01         6,999,390

 ...................................................................................................................

          7,000,000 National Rural Utilities notes

                    Ser.C, FRN, 6.54s                                                     6/15/01         7,000,000

 ...................................................................................................................

          7,000,000 Sigma Finance, Inc. 144A

                    company guaranteed FRN, 6.7s                                          3/15/01         6,999,982

 ...................................................................................................................

          7,000,000 Societe Generale

                    6.4475s (France)                                                       7/5/01         6,997,860

 ...................................................................................................................

          7,000,000 Wells Fargo Bank notes FRN,

                    6.489s                                                                7/16/01         6,999,118

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $94,993,438)                                                              $    94,993,438

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $702,666,272) (b)                                                         $   702,666,272

-------------------------------------------------------------------------------------------------------------------






Diversification by Country

-------------------------------------------------------------------------------------------------------------------

Distribution of investments by country of issue at December 31, 2000: (as percentage of Market Value)

-------------------------------------------------------------------------------------------------------------------


Australia                                                                                                      4.0%

 ...................................................................................................................

Canada                                                                                                         3.8

 ...................................................................................................................

Denmark                                                                                                        1.0

 ...................................................................................................................

France                                                                                                         3.1

 ...................................................................................................................

Germany                                                                                                        9.7

 ...................................................................................................................

Netherlands                                                                                                    3.5

 ...................................................................................................................

Norway                                                                                                         1.8

 ...................................................................................................................

Sweden                                                                                                         6.5

 ...................................................................................................................

Switzerland                                                                                                    2.5

 ...................................................................................................................

United Kingdom                                                                                                 3.2

 ...................................................................................................................

United States                                                                                                 60.9

-------------------------------------------------------------------------------------------------------------------

Total                                                                                                        100.0%

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT New Opportunities Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (95.8%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Airlines (0.8%)

 ...................................................................................................................

            717,800 Ryanair Holdings, PLC ADR (Ireland) (NON)                                       $    39,972,488

-------------------------------------------------------------------------------------------------------------------



Banking (2.2%)

 ...................................................................................................................

            716,500 Bank of New York Company, Inc.                                                       39,541,844

 ...................................................................................................................

            216,400 Fifth Third Bancorp                                                                  12,929,900

 ...................................................................................................................

            655,700 National Commerce Bancorporation                                                     16,228,575

 ...................................................................................................................

            557,000 TCF Financial Corp.                                                                  24,821,313

 ...................................................................................................................

            332,100 Zions Bancorp                                                                        20,735,494

-------------------------------------------------------------------------------------------------------------------

                                                                                                        114,257,126

-------------------------------------------------------------------------------------------------------------------



Beverage (0.3%)

 ...................................................................................................................

            363,900 PepsiCo, Inc.                                                                        18,035,794

-------------------------------------------------------------------------------------------------------------------



Biotechnology (5.0%)

 ...................................................................................................................

            606,700 Amgen, Inc. (NON)                                                                    38,790,881

 ...................................................................................................................

            344,300 Cephalon, Inc. (NON)                                                                 21,798,494

 ...................................................................................................................

            146,000 Enzon, Inc. (NON)                                                                     9,061,125

 ...................................................................................................................

            653,600 Genentech, Inc. (NON)                                                                53,268,400

 ...................................................................................................................

            925,000 Immunex Corp. (NON)                                                                  37,578,125

 ...................................................................................................................

            829,100 Medimmune, Inc. (NON)                                                                39,537,706

 ...................................................................................................................

            248,600 Millennium Pharmaceuticals, Inc. (NON)                                               15,382,125

 ...................................................................................................................

            490,500 Sepracor, Inc. (NON)                                                                 39,301,313

 ...................................................................................................................

            236,760 Transkaryotic Therapies, Inc. (NON)                                                   8,626,943

-------------------------------------------------------------------------------------------------------------------

                                                                                                        263,345,112

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (1.5%)

 ...................................................................................................................

            297,500 CDW Computer Centers, Inc. (NON)                                                      8,292,813

 ...................................................................................................................

            302,900 Cintas Corp.                                                                         16,110,494

 ...................................................................................................................

            340,300 HomeStore.com, Inc. (NON)                                                             6,848,538

 ...................................................................................................................

            108,900 Macrovision Corp. (NON)                                                               8,060,302

 ...................................................................................................................

            390,600 SmartForce PLC ADR (Ireland) (NON)                                                   14,671,913

 ...................................................................................................................

            478,600 TMP Worldwide, Inc. (NON)                                                            26,323,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         80,307,060

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (11.9%)

 ...................................................................................................................

          1,630,500 ADC Telecommunications, Inc. (NON)                                                   29,552,813

 ...................................................................................................................

            916,712 Brocade Communications Systems (NON)                                                 84,165,621

 ...................................................................................................................

          3,105,500 Cisco Systems, Inc. (NON) (SEG)                                                     118,785,375

 ...................................................................................................................

          1,005,500 Comverse Technology, Inc. (NON)                                                     109,222,438

 ...................................................................................................................

            336,500 Corning, Inc.                                                                        17,771,406

 ...................................................................................................................

            377,800 Efficient Networks, Inc. (NON)                                                        5,383,650

 ...................................................................................................................

            226,200 Emulex Corp. (NON)                                                                   18,081,863

 ...................................................................................................................

            346,900 Extreme Networks, Inc. (NON)                                                         13,572,463

 ...................................................................................................................

            184,200 Inrange Technologies Corp. (NON)                                                      3,119,888

 ...................................................................................................................

            511,400 Juniper Networks, Inc. (NON)                                                         64,468,363

 ...................................................................................................................

            709,200 Nokia Oyj ADR (Finland)                                                              30,850,200

 ...................................................................................................................

             47,000 Polycom, Inc. (NON)                                                                   1,512,813

 ...................................................................................................................

            366,400 QLogic Corp. (NON)                                                                   28,212,800

 ...................................................................................................................

            612,800 QUALCOMM, Inc. (NON)                                                                 50,364,500

 ...................................................................................................................

            465,922 Redback Networks, Inc. (NON)                                                         19,102,802

 ...................................................................................................................

            337,900 Scientific-Atlanta, Inc.                                                             11,002,869

 ...................................................................................................................

            700,700 Sonus Networks, Inc. (NON)                                                           17,692,675

-------------------------------------------------------------------------------------------------------------------

                                                                                                        622,862,539

-------------------------------------------------------------------------------------------------------------------



Computers -- Hardware (2.5%)

 ...................................................................................................................

          1,088,200 EMC Corp. (NON)                                                                 $    72,365,300

 ...................................................................................................................

            469,400 Network Appliance, Inc. (NON)                                                        30,129,613

 ...................................................................................................................

          1,028,500 Sun Microsystems, Inc. (NON)                                                         28,669,438

-------------------------------------------------------------------------------------------------------------------

                                                                                                        131,164,351

-------------------------------------------------------------------------------------------------------------------



Computers -- Software and Services (2.8%)

 ...................................................................................................................

            378,400 Checkfree Corp. (NON)                                                                16,082,000

 ...................................................................................................................

            294,800 Digex, Inc. (NON)                                                                     6,633,000

 ...................................................................................................................

            172,300 Internet Security Systems, Inc. (NON)                                                13,514,781

 ...................................................................................................................

          1,836,200 Parametric Technology Corp. (NON)                                                    24,673,938

 ...................................................................................................................

            277,800 Proxicom, Inc. (NON)                                                                  1,145,925

 ...................................................................................................................

            988,940 VeriSign, Inc. (NON)                                                                 73,366,986

 ...................................................................................................................

            349,300 Wireless Facilities, Inc. (NON)                                                      12,662,125

-------------------------------------------------------------------------------------------------------------------

                                                                                                        148,078,755

-------------------------------------------------------------------------------------------------------------------



Conglomerates (5.0%)

 ...................................................................................................................

          3,430,900 General Electric Co. (SEG)                                                          164,468,769

 ...................................................................................................................

          1,714,600 Tyco International, Ltd.                                                             95,160,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                        259,629,069

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.3%)

 ...................................................................................................................

            266,500 Capital One Financial Corp.                                                          17,539,031

-------------------------------------------------------------------------------------------------------------------



Electronics (4.2%)

 ...................................................................................................................

            257,600 Avanex Corp. (NON)                                                                   15,343,300

 ...................................................................................................................

            684,500 Celestica, Inc. (Canada) (NON)                                                       37,134,125

 ...................................................................................................................

            811,300 Finisar Corp. (NON)                                                                  23,527,700

 ...................................................................................................................

            684,200 Flextronics International, Ltd.

                    (Singapore) (NON)                                                                    19,499,700

 ...................................................................................................................

            997,600 Jabil Circuit, Inc. (NON)                                                            25,314,100

 ...................................................................................................................

            484,460 JDS Uniphase Corp. (NON)                                                             20,195,926

 ...................................................................................................................

            478,500 Sanmina Corp. (NON)                                                                  36,665,063

 ...................................................................................................................

            175,500 SCI Systems, Inc. (NON)                                                               4,628,813

 ...................................................................................................................

            260,200 SDL, Inc. (NON)                                                                      38,558,388

-------------------------------------------------------------------------------------------------------------------

                                                                                                        220,867,115

-------------------------------------------------------------------------------------------------------------------



Financial (0.8%)

 ...................................................................................................................

          1,015,100 Intuit, Inc. (NON)                                                                   40,033,006

-------------------------------------------------------------------------------------------------------------------



Health Care Services (0.7%)

 ...................................................................................................................

            127,600 Cardinal Health, Inc.                                                                12,712,150

 ...................................................................................................................

            346,200 United Health Group Inc.                                                             21,248,025

-------------------------------------------------------------------------------------------------------------------

                                                                                                         33,960,175

-------------------------------------------------------------------------------------------------------------------



Insurance (1.0%)

 ...................................................................................................................

            540,600 American International Group, Inc.                                                   53,282,888

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (1.8%)

 ...................................................................................................................

            507,200 Morgan Stanley, Dean Witter & Co.                                                    40,195,600

 ...................................................................................................................

          1,866,850 Schwab (Charles) Corp.                                                               52,971,869

-------------------------------------------------------------------------------------------------------------------

                                                                                                         93,167,469

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.4%)

 ...................................................................................................................

            289,630 Four Seasons Hotels, Inc. (Canada)                                                   18,427,709

-------------------------------------------------------------------------------------------------------------------



Media (10.9%)

 ...................................................................................................................

            594,700 America Online, Inc. (NON)                                                           20,695,560

 ...................................................................................................................

          4,358,618 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                        59,113,757

 ...................................................................................................................

            542,900 Citadel Communications Corp. (NON)                                                    6,514,800

 ...................................................................................................................

          2,846,730 Clear Channel Communications, Inc. (NON) (SEG)                                      137,888,484

 ...................................................................................................................

            591,100 Echostar Communications Corp.

                    Class A (NON)                                                                        13,447,525

 ...................................................................................................................

            393,400 Entercom Communications Corp. (NON)                                                  13,547,713

 ...................................................................................................................

            670,280 Hispanic Broadcasting Corp. (NON)                                                    17,092,140

 ...................................................................................................................

          3,251,800 Infinity Broadcasting Corp. Class A (NON)                                            90,847,163

 ...................................................................................................................

            622,300 Lamar Advertising Co. (NON)                                                          24,016,891

 ...................................................................................................................

            630,000 Time Warner, Inc.                                                                    32,911,200

 ...................................................................................................................

            599,300 Univision Communications, Inc. Class A (NON)                                         24,533,844

 ...................................................................................................................

          2,349,000 Viacom, Inc. Class B (NON)                                                          109,815,750

 ...................................................................................................................

          1,046,300 WestWood One, Inc. (NON)                                                             20,206,669

-------------------------------------------------------------------------------------------------------------------

                                                                                                        570,631,496

-------------------------------------------------------------------------------------------------------------------



Medical Technology (4.4%)

 ...................................................................................................................

            121,400 Allergan, Inc.                                                                       11,753,038

 ...................................................................................................................

          1,232,400 Apogent Technologies, Inc. (NON)                                                     25,264,200

 ...................................................................................................................

            826,000 Applera Corp-Applied Biosystems Group                                                77,695,625

 ...................................................................................................................

             37,500 Invitrogen Corp. (NON)                                                                3,239,063

 ...................................................................................................................

            173,200 Invitrogen Corp. (acquired 11/15/00,

                    cost $10,392,000) (RES)                                                              13,464,135

 ...................................................................................................................

            604,000 Medtronic, Inc.                                                                      36,466,500

 ...................................................................................................................

            365,866 Sybron Dental Specialties, Inc. (NON)                                                 6,173,989

 ...................................................................................................................

            639,600 Waters Corp. (NON)                                                                   53,406,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                        227,463,150

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (6.6%)

 ...................................................................................................................

            604,700 Alza Corp. (NON)                                                                     25,699,750

 ...................................................................................................................

            509,600 Biovail Corporation (Canada) (NON)                                                   19,792,864

 ...................................................................................................................

                200 Elan Corp. PLC ADR (Ireland) (NON)                                                        9,363

 ...................................................................................................................

            317,300 IVAX Corp. (NON)                                                                     12,152,590

 ...................................................................................................................

            227,100 King Pharmacueticals, Inc. (NON)                                                     11,738,231

 ...................................................................................................................

            470,400 Lilly (Eli) & Co.                                                                    43,776,600

 ...................................................................................................................

            220,600 Medicis Pharmaceutical Corp. Class A (NON)                                           13,042,975

 ...................................................................................................................

            331,100 Merck & Co., Inc.                                                                    30,999,238

 ...................................................................................................................

          2,429,700 Pfizer, Inc.                                                                        111,766,200

 ...................................................................................................................

            684,000 Pharmacia Corp.                                                                      41,724,000

 ...................................................................................................................

            202,400 Schering-Plough Corp.                                                                11,486,200

 ...................................................................................................................

            480,100 Shire Pharmaceuticals Group PLC ADR

                    (United Kingdom) (NON)                                                               22,114,606

-------------------------------------------------------------------------------------------------------------------

                                                                                                        344,302,617

-------------------------------------------------------------------------------------------------------------------



Power Producers (1.7%)

 ...................................................................................................................

          1,661,000 Calpine Corp. (NON)                                                                  74,848,813

 ...................................................................................................................

            448,000 Southern Energy, Inc. (NON)                                                          12,684,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         87,532,813

-------------------------------------------------------------------------------------------------------------------



Retail (3.7%)

 ...................................................................................................................

          3,299,400 Bed Bath & Beyond, Inc. (NON)                                                        73,824,075

 ...................................................................................................................

          1,009,800 Dollar Tree Stores, Inc. (NON)                                                       24,740,100

 ...................................................................................................................

            962,000 Kohls Corp. (NON)                                                                    58,682,000

 ...................................................................................................................

            438,700 Wal-Mart Stores, Inc.                                                                23,305,938

 ...................................................................................................................

            207,700 Whole Foods Market, Inc. (NON)                                                       12,695,663

-------------------------------------------------------------------------------------------------------------------

                                                                                                        193,247,776

-------------------------------------------------------------------------------------------------------------------



Semiconductors (8.2%)

 ...................................................................................................................

            770,500 Altera Corp. (NON)                                                                   20,273,781

 ...................................................................................................................

          1,198,300 Applied Micro Circuits Corp. (NON)                                                   89,928,670

 ...................................................................................................................

            448,000 Galileo Technology, Ltd. (Israel) (NON)                                               6,048,000

 ...................................................................................................................

            296,600 GlobeSpan, Inc. (NON)                                                                 8,156,500

 ...................................................................................................................

          1,097,500 Intel Corp.                                                                          32,993,594

 ...................................................................................................................

            455,800 Intersil Holding Corp. (NON)                                                         10,454,913

 ...................................................................................................................

             54,500 JNI Corp. (NON)                                                                       1,236,469

 ...................................................................................................................

          1,372,700 Linear Technology Corp.                                                              63,487,375

 ...................................................................................................................

            503,600 Marvell Technology Group Ltd. (NON)                                                  11,047,725

 ...................................................................................................................

          1,921,400 Maxim Integrated Products, Inc. (NON)                                                91,866,938

 ...................................................................................................................

            361,600 Micrel, Inc. (NON)                                                                   12,181,400

 ...................................................................................................................

            419,000 Microchip Technology, Inc. (NON)                                                      9,191,813

 ...................................................................................................................

            322,300 PMC - Sierra, Inc. (NON)                                                             25,340,838

 ...................................................................................................................

            244,200 Semtech Corp. (NON)                                                                   5,387,663

 ...................................................................................................................

            169,700 Transmeta Corp. (NON)                                                                 3,987,950

 ...................................................................................................................

            766,500 Xilinx, Inc. (NON)                                                                   35,354,813

-------------------------------------------------------------------------------------------------------------------

                                                                                                        426,938,442

-------------------------------------------------------------------------------------------------------------------



Semiconductor Production Equipment (0.1%)

 ...................................................................................................................

            287,700 ASM Lithography Holding NV

                    (Netherlands) (NON)                                                                   6,491,231

 ...................................................................................................................

             61,400 LAM Research Corp. (NON)                                                                890,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,381,531

-------------------------------------------------------------------------------------------------------------------



Software (12.5%)

 ...................................................................................................................

            186,780 Agile Software Corp. (NON)                                                            9,222,263

 ...................................................................................................................

            615,200 Amdocs Ltd. (NON)                                                                    40,757,000

 ...................................................................................................................

            214,400 Ariba, Inc. (NON)                                                                    11,497,200

 ...................................................................................................................

            245,000 Art Technology Group, Inc. (NON)                                                      7,487,813

 ...................................................................................................................

            725,700 BEA Systems, Inc. (NON)                                                              48,848,681

 ...................................................................................................................

            207,600 Check Point Software Technologies

                    Ltd. (Israel) (NON)                                                                  27,727,575

 ...................................................................................................................

            612,500 Critical Path, Inc. 144A (NON)                                                       18,834,375

 ...................................................................................................................

            175,500 E.piphany, Inc. (NON)                                                                 9,466,031

 ...................................................................................................................

            662,800 Electronic Arts, Inc. (NON)                                                          28,251,850

 ...................................................................................................................

            838,500 I2 Technologies, Inc. (NON)                                                          45,593,438

 ...................................................................................................................

            163,200 Informatica Corp. (NON)                                                               6,456,600

 ...................................................................................................................

            476,000 Macromedia, Inc. (NON)                                                               28,917,000

 ...................................................................................................................

            538,000 Micromuse, Inc. (NON)                                                                32,473,344

 ...................................................................................................................

          1,150,900 Microsoft Corp. (NON)                                                                49,920,288

 ...................................................................................................................

            473,698 Openwave Systems, Inc. (NON)                                                         22,707,898

 ...................................................................................................................

            404,600 Oracle Corp. (NON)                                                                   11,758,688

 ...................................................................................................................

            407,400 Peregrine Systems, Inc. (NON)                                                         8,046,150

 ...................................................................................................................

            500,700 Portal Software, Inc. (NON)                                                           3,927,366

 ...................................................................................................................

            210,700 Retek, Inc. (NON)                                                                     5,135,813

 ...................................................................................................................

            650,200 Siebel Systems, Inc. (NON)                                                           43,969,775

 ...................................................................................................................

          1,658,400 VERITAS Software Corp. (NON)                                                        145,110,000

 ...................................................................................................................

          1,284,600 Vignette Corp. (NON)                                                                 23,122,800

 ...................................................................................................................

            411,500 Vitria Technology, Inc. (NON)                                                         3,189,125

 ...................................................................................................................

            252,700 webMethods, Inc. (NON)                                                               22,474,506

-------------------------------------------------------------------------------------------------------------------

                                                                                                        654,895,579

-------------------------------------------------------------------------------------------------------------------



Telecommunications (6.5%)

 ...................................................................................................................

             86,900 Aether Systems, Inc. (NON)                                                            3,399,963

 ...................................................................................................................

            658,150 Allegiance Telecom, Inc. (NON)                                                       14,654,121

 ...................................................................................................................

          1,268,100 Asia Global Crossing Ltd. (NON)                                                       8,321,906

 ...................................................................................................................

            434,100 Focal Communications Corp. (NON)                                                      3,038,700

 ...................................................................................................................

          1,265,700 Global Crossing Ltd. (NON)                                                           18,115,331

 ...................................................................................................................

          4,334,100 McLeodUSA, Inc. Class A (NON)                                                        61,219,163

 ...................................................................................................................

          3,539,054 Metromedia Fiber Network, Inc. Class A (NON)                                         35,832,958

 ...................................................................................................................

            577,000 Network Plus Corp. (NON)                                                              1,767,063

 ...................................................................................................................

            502,100 Nextel Communications, Inc. Class A (NON)                                            12,426,975

 ...................................................................................................................

            380,700 NTL, Inc. (United Kingdom) (NON)                                                      9,113,006

 ...................................................................................................................

            145,300 Research in Motion Ltd. (Canada) (NON)                                               11,624,000

 ...................................................................................................................

          1,179,300 Sprint Corp. (PCS Group) (NON)                                                       24,101,944

 ...................................................................................................................

            519,800 TeleCorp PCS, Inc. Class A (NON)                                                     11,630,525

 ...................................................................................................................

            320,500 Time Warner Telecom, Inc. Class A (NON)                                              20,331,719

 ...................................................................................................................

            744,500 TyCom, Ltd. (Bermuda) (NON)                                                          16,658,188

 ...................................................................................................................

            133,000 VoiceStream Wireless Corp. (NON)                                                     13,383,125

 ...................................................................................................................

          4,032,348 XO Communications, Inc. Class A (NON)                                                71,826,199

-------------------------------------------------------------------------------------------------------------------

                                                                                                        337,444,886

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $4,368,798,645)                                                           $ 5,004,767,977

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.3%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $    100,000,000 Aegon Funding Corp. effective yield

                    of 6.55%, January 2, 2001                                                       $    99,927,222

 ...................................................................................................................

         25,000,000 Eureka Securitization effective yield

                    of 6.42%, February 6, 2001                                                           24,839,500

 ...................................................................................................................

         26,000,000 Sigma Finance Inc. effective yield of

                    6.69%, January 16, 2001                                                              25,927,525

 ...................................................................................................................

         21,684,000 Thunder Bay Funding effective yield

                    of 6.65%, January 10, 2001                                                           21,647,950

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $172,342,197)                                                             $   172,342,197

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $4,541,140,842) (b)                                                       $ 5,177,110,174

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                             Aggregate         Expiration                Unrealized

                                  Total Value               Face Value               Date              Depreciation

 ...................................................................................................................


S&P 500 Index (Long)             $138,840,000             $142,355,623             Mar-01           $    (3,515,623)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT New Value Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (95.5%) (a)

-------------------------------------------------------------------------------------------------------------------

  Number of Shares                                                                                            Value

 ...................................................................................................................



Aerospace/Defense (0.9%)

 ...................................................................................................................

             46,200 Boeing Co.                                                                      $     3,049,200

-------------------------------------------------------------------------------------------------------------------



Automotive (0.7%)

 ...................................................................................................................

             91,700 Lear Corp. (NON)                                                                      2,275,306

-------------------------------------------------------------------------------------------------------------------



Banking (12.6%)

 ...................................................................................................................

            180,000 Bank of America Corp.                                                                 8,257,500

 ...................................................................................................................

            249,000 Charter One Financial, Inc.                                                           7,189,875

 ...................................................................................................................

             71,100 Comerica, Inc.                                                                        4,221,563

 ...................................................................................................................

            160,400 Firstar Corp.                                                                         3,729,300

 ...................................................................................................................

            106,700 FleetBoston Financial Corp.                                                           4,007,919

 ...................................................................................................................

             71,100 M & T Bank Corp.                                                                      4,834,800

 ...................................................................................................................

             90,000 U.S. Bancorp                                                                          2,626,875

 ...................................................................................................................

            136,900 Washington Mutual, Inc.                                                               7,264,256

-------------------------------------------------------------------------------------------------------------------

                                                                                                         42,132,088

-------------------------------------------------------------------------------------------------------------------



Beverage (2.8%)

 ...................................................................................................................

            149,000 Coca-Cola Enterprises, Inc.                                                           2,831,000

 ...................................................................................................................

            160,100 Pepsi Bottling Group, Inc. (The)                                                      6,393,994

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,224,994

-------------------------------------------------------------------------------------------------------------------



Broadcasting (0.1%)

 ...................................................................................................................

             13,775 General Motors Corp. Class H (NON)                                                      316,825

-------------------------------------------------------------------------------------------------------------------



Cable Television (0.3%)

 ...................................................................................................................

             70,000 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                           949,375

-------------------------------------------------------------------------------------------------------------------



Chemicals (3.8%)

 ...................................................................................................................

             76,400 Avery Dennison Corp.                                                                  4,192,450

 ...................................................................................................................

             69,200 du Pont (E.I.) de Nemours & Co., Ltd.                                                 3,343,225

 ...................................................................................................................

            172,100 Engelhard Corp.                                                                       3,506,538

 ...................................................................................................................

             88,900 Hercules, Inc.                                                                        1,694,656

-------------------------------------------------------------------------------------------------------------------

                                                                                                         12,736,869

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.5%)

 ...................................................................................................................

            889,400 Service Corp. International (NON)                                                     1,556,450

-------------------------------------------------------------------------------------------------------------------



Computers (2.8%)

 ...................................................................................................................

            106,700 Hewlett-Packard Co.                                                                   3,367,719

 ...................................................................................................................

             48,000 NCR Corp. (NON)                                                                       2,358,000

 ...................................................................................................................

            265,000 Quantum Corp. (NON)                                                                   3,527,813

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,253,532

-------------------------------------------------------------------------------------------------------------------



Conglomerates (1.0%)

 ...................................................................................................................

             75,400 Cooper Industries, Inc.                                                               3,463,688

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (1.7%)

 ...................................................................................................................

             85,300 Household International, Inc.                                                         4,691,500

 ...................................................................................................................

             18,800 Providian Financial Corp.                                                             1,081,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,772,500

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (1.0%)

 ...................................................................................................................

             46,200 Kimberly-Clark Corp.                                                                  3,265,878

-------------------------------------------------------------------------------------------------------------------



Containers & Packaging (0.4%)

 ...................................................................................................................

            259,500 Owens-Illinois, Inc. (NON)                                                            1,475,906

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (4.0%)

 ...................................................................................................................

            125,000 CMS Energy Corp.                                                                      3,960,938

 ...................................................................................................................

             78,200 Entergy Corp.                                                                         3,308,838

 ...................................................................................................................

             29,100 FirstEnergy Corp.                                                                       918,469

 ...................................................................................................................

            106,700 Progress Energy, Inc.                                                                 5,248,306

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,436,551

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (1.0%)

 ...................................................................................................................

             42,600 Emerson Electric Co.                                                                  3,357,413

-------------------------------------------------------------------------------------------------------------------



Energy (1.7%)

 ...................................................................................................................

            125,000 Transocean Sedco Forex, Inc.                                                          5,750,000

-------------------------------------------------------------------------------------------------------------------



Financial (7.6%)

 ...................................................................................................................

            236,500 Citigroup, Inc.                                                                      12,076,281

 ...................................................................................................................

            155,000 Fannie Mae                                                                           13,446,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                         25,522,531

-------------------------------------------------------------------------------------------------------------------



Food (1.0%)

 ...................................................................................................................

             71,100 Heinz (H.J.) Co.                                                                      3,372,806

-------------------------------------------------------------------------------------------------------------------



Health Care Services (2.6%)

 ...................................................................................................................

             49,700 CIGNA Corp.                                                                           6,575,310

 ...................................................................................................................

             49,800 Tenet Healthcare Corp. (NON)                                                          2,212,988

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,788,298

-------------------------------------------------------------------------------------------------------------------



Insurance (3.2%)

 ...................................................................................................................

             71,100 American General Corp.                                                                5,794,650

 ...................................................................................................................

             71,100 Hartford Financial Services Group                                                     5,021,438

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,816,088

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (2.1%)

 ...................................................................................................................

             71,100 Bear Stearns Companies, Inc. (The)                                                    3,603,881

 ...................................................................................................................

             50,000 Lehman Brothers Holdings, Inc.                                                        3,381,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,985,131

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (1.3%)

 ...................................................................................................................

            126,300 Starwood Hotels & Resorts

                    Worldwide, Inc.                                                                       4,452,075

-------------------------------------------------------------------------------------------------------------------



Machinery (1.1%)

 ...................................................................................................................

             80,000 Caterpillar, Inc.                                                                     3,785,000

-------------------------------------------------------------------------------------------------------------------



Medical Technology (0.6%)

 ...................................................................................................................

             30,200 St. Jude Medical, Inc. (NON)                                                          1,855,413

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (1.0%)

 ...................................................................................................................

             39,200 Sempra Energy                                                                           911,400

 ...................................................................................................................

             62,200 Williams Cos., Inc.                                                                   2,484,113

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,395,513

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (8.2%)

 ...................................................................................................................

             49,800 Amerada Hess Corp.                                                                    3,638,513

 ...................................................................................................................

            240,100 Conoco, Inc.                                                                          6,872,863

 ...................................................................................................................

             83,600 ExxonMobil Corp.                                                                      7,267,975

 ...................................................................................................................

            160,100 Royal Dutch Petroleum Co. PLC ADR

                    (Netherlands)                                                                         9,696,056

-------------------------------------------------------------------------------------------------------------------

                                                                                                         27,475,407

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (2.3%)

 ...................................................................................................................

            115,200 Boise Cascade Corp.                                                                   3,873,600

 ...................................................................................................................

            249,000 Smurfit-Stone Container Corp. (NON)                                                   3,719,438

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,593,038

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (6.6%)

 ...................................................................................................................

             88,900 Abbott Laboratories                                                                   4,306,094

 ...................................................................................................................

             88,900 American Home Products Corp.                                                          5,649,595

 ...................................................................................................................

            106,500 Bristol-Myers Squibb Co.                                                              7,874,344

 ...................................................................................................................

             67,500 Pharmacia Corp.                                                                       4,117,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,947,533

-------------------------------------------------------------------------------------------------------------------



Photography/Imaging (0.9%)

 ...................................................................................................................

             71,100 Eastman Kodak Co.                                                                     2,799,563

-------------------------------------------------------------------------------------------------------------------



Railroads (2.1%)

 ...................................................................................................................

            136,900 Union Pacific Corp.                                                                   6,947,675

-------------------------------------------------------------------------------------------------------------------



Real Estate (2.1%)

 ...................................................................................................................

             76,400 Boston Properties, Inc. (R)                                                           3,323,400

 ...................................................................................................................

             64,000 Equity Residential Properties Trust (R)                                               3,540,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          6,863,400

-------------------------------------------------------------------------------------------------------------------



Regional Bells (4.8%)

 ...................................................................................................................

            177,500 SBC Communications, Inc. (SEG)                                                        8,475,625

 ...................................................................................................................

            146,438 Verizon Communications                                                                7,340,205

-------------------------------------------------------------------------------------------------------------------

                                                                                                         15,815,830

-------------------------------------------------------------------------------------------------------------------



Retail (3.5%)

 ...................................................................................................................

             97,800 Federated Department Stores, Inc. (NON)                                               3,423,000

 ...................................................................................................................

             60,400 Lowe's Cos., Inc.                                                                     2,687,800

 ...................................................................................................................

             96,000 Sears, Roebuck & Co.                                                                  3,336,000

 ...................................................................................................................

            195,600 Staples, Inc. (NON)                                                                   2,310,525

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,757,325

-------------------------------------------------------------------------------------------------------------------



Software (0.7%)

 ...................................................................................................................

            125,000 Computer Associates International, Inc.                                               2,437,500

-------------------------------------------------------------------------------------------------------------------



Telecommunications (3.2%)

 ...................................................................................................................

             94,200 ALLTEL Corp.                                                                          5,881,613

 ...................................................................................................................

            215,004 Sprint Corp.                                                                          4,367,188

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,248,801

-------------------------------------------------------------------------------------------------------------------



Tobacco (2.0%)

 ...................................................................................................................

            151,200 Philip Morris Cos., Inc.                                                              6,652,800

-------------------------------------------------------------------------------------------------------------------



Waste Management (3.3%)

 ...................................................................................................................

            444,700 Republic Services, Inc. (NON)                                                         7,643,273

 ...................................................................................................................

            124,500 Waste Management, Inc.                                                                3,454,875

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,098,148

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $273,152,832)                                                             $   318,626,450

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE BONDS AND NOTES (0.8%) (a) (cost $7,519,407)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     10,074,000 Rite Aid Corp. cv. sub. notes

                    5 1/4s, 2002                                                                    $     2,820,720

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.7%) (a) (cost $12,206,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     12,206,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000,

                    with S.B.C. Warburg Inc. due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $12,214,680 for an effective

                    yield of 6.40%                                                                  $    12,206,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $292,878,239) (b)                                                         $   333,653,170

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                            Total          Aggregate         Expiration                  Unrealized

                                            Value         Face Value               Date                Depreciation

 ...................................................................................................................


S&P 500 Index (Long)                   $1,335,000         $1,348,722             Mar-01             $       (13,722)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT OTC & Emerging Growth Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (93.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Aerospace/Defense (0.4%)

 ...................................................................................................................

             42,400 Aeroflex, Inc. (NON)                                                            $     1,222,313

-------------------------------------------------------------------------------------------------------------------



Biotechnology (3.6%)

 ...................................................................................................................

             33,100 Abgenix, Inc. (NON)                                                                   1,954,969

 ...................................................................................................................

             19,700 Alexion Pharmaceuticals, Inc. (NON)                                                   1,279,269

 ...................................................................................................................

             39,700 Alkermes, Inc. (NON)                                                                  1,245,588

 ...................................................................................................................

             51,800 Biovail Corporation (Canada) (NON)                                                    2,011,912

 ...................................................................................................................

             24,700 Celgene Corp. (NON)                                                                     802,750

 ...................................................................................................................

             27,300 Enzon, Inc. (NON)                                                                     1,694,306

 ...................................................................................................................

             37,400 Medarex, Inc. (NON)                                                                   1,524,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,512,844

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (2.0%)

 ...................................................................................................................

             64,200 Macrovision Corp. (NON)                                                               4,751,803

 ...................................................................................................................

              8,500 Professional Detailing, Inc. (NON)                                                      899,008

 ...................................................................................................................

              9,700 Robert Half International, Inc. (NON)                                                   257,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,907,861

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (4.7%)

 ...................................................................................................................

             38,800 Brocade Communications Systems (NON)                                                  3,562,325

 ...................................................................................................................

             94,000 Efficient Networks, Inc. (NON)                                                        1,339,500

 ...................................................................................................................

             33,900 Extreme Networks, Inc. (NON)                                                          1,326,338

 ...................................................................................................................

             47,400 ONI Systems Corp. (NON)                                                               1,875,263

 ...................................................................................................................

             24,300 Redback Networks, Inc. (NON)                                                            996,300

 ...................................................................................................................

            186,300 Sonus Networks, Inc. (NON)                                                            4,704,075

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,803,801

-------------------------------------------------------------------------------------------------------------------



Computers (0.3%)

 ...................................................................................................................

             61,400 Inrange Technologies Corp. (NON)                                                      1,039,963

-------------------------------------------------------------------------------------------------------------------



Computer Services (1.4%)

 ...................................................................................................................

             31,600 C-Bridge Internet Solutions, Inc. (NON)                                                 123,438

 ...................................................................................................................

             63,400 Equinix, Inc. (NON)                                                                     277,375

 ...................................................................................................................

            229,500 Proxicom, Inc. (NON)                                                                    946,683

 ...................................................................................................................

             72,400 Wireless Facilities, Inc. (NON)                                                       2,624,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,971,996

-------------------------------------------------------------------------------------------------------------------



Computers -- Software and Services (1.1%)

 ...................................................................................................................

             55,100 Critical Path, Inc. 144A (NON)                                                        1,694,325

 ...................................................................................................................

             20,400 VeriSign, Inc. (NON)                                                                  1,513,425

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,207,750

-------------------------------------------------------------------------------------------------------------------



Consumer Services (2.0%)

 ...................................................................................................................

            111,000 Be Free, Inc. (NON)                                                                     242,813

 ...................................................................................................................

             54,200 Freemarkets, Inc. (NON)                                                               1,029,800

 ...................................................................................................................

             82,200 Multex.com, Inc. (NON)                                                                1,089,150

 ...................................................................................................................

             65,000 TMP Worldwide, Inc. (NON)                                                             3,575,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,936,763

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (1.2%)

 ...................................................................................................................

             77,600 Calpine Corp. (NON)                                                                   3,496,850

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (0.7%)

 ...................................................................................................................

             50,100 Power-One, Inc. (NON)                                                                 1,969,556

-------------------------------------------------------------------------------------------------------------------



Electronics (7.2%)

 ...................................................................................................................

            133,200 Avanex Corp. (NON)                                                                    7,933,725

 ...................................................................................................................

             52,300 DDi Corp. (NON)                                                                       1,425,175

 ...................................................................................................................

             28,800 Emcore Corp. (NON)                                                                    1,353,600

 ...................................................................................................................

            223,600 Finisar Corp. (NON)                                                                   6,484,400

 ...................................................................................................................

             16,800 New Focus, Inc. (NON)                                                                   583,800

 ...................................................................................................................

             38,900 Plexus Corp. (NON)                                                                    1,182,195

 ...................................................................................................................

             17,500 Silicon Laboratories, Inc. (NON)                                                        251,563

 ...................................................................................................................

             52,500 Tektronix, Inc.                                                                       1,768,594

-------------------------------------------------------------------------------------------------------------------

                                                                                                         20,983,052

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.0%)

 ...................................................................................................................

             33,200 Invitrogen Corp. (NON)                                                                2,867,650

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.2%)

 ...................................................................................................................

             10,830 Shaw Group, Inc. (NON)                                                                  541,500

-------------------------------------------------------------------------------------------------------------------



Media (2.8%)

 ...................................................................................................................

             59,200 Hispanic Broadcasting Corp. (NON)                                                     1,509,600

 ...................................................................................................................

             87,700 Lamar Advertising Co. (NON)                                                           3,384,672

 ...................................................................................................................

             74,300 Netcentives, Inc. (NON)                                                                 283,269

 ...................................................................................................................

             70,060 Univision Communications, Inc. Class A (NON)                                          2,868,081

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,045,622

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (1.5%)

 ...................................................................................................................

             26,900 IVAX Corp. (NON)                                                                      1,030,270

 ...................................................................................................................

             21,300 King Pharmacueticals, Inc. (NON)                                                      1,100,944

 ...................................................................................................................

             48,900 Shire Pharmaceuticals Group PLC ADR

                    (United Kingdom) (NON)                                                                2,252,456

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,383,670

-------------------------------------------------------------------------------------------------------------------



Retail (1.8%)

 ...................................................................................................................

             65,100 Bed Bath & Beyond, Inc. (NON)                                                         1,456,613

 ...................................................................................................................

             79,000 Dollar Tree Stores, Inc. (NON)                                                        1,935,500

 ...................................................................................................................

             92,900 HomeStore.com, Inc. (NON)                                                             1,869,613

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,261,726

-------------------------------------------------------------------------------------------------------------------



Schools (1.2%)

 ...................................................................................................................

             89,600 SmartForce PLC ADR (Ireland) (NON)                                                    3,365,600

-------------------------------------------------------------------------------------------------------------------



Semiconductors (14.0%)

 ...................................................................................................................

            126,600 Alpha Industries, Inc. (NON)                                                          4,684,200

 ...................................................................................................................

             76,300 Applied Micro Circuits Corp. (NON)                                                    5,726,077

 ...................................................................................................................

             38,300 Centillium Communications, Inc. (NON)                                                   852,175

 ...................................................................................................................

             39,400 Cree Research, Inc. (NON)                                                             1,399,931

 ...................................................................................................................

            109,800 Emulex Corp. (NON)                                                                    8,777,138

 ...................................................................................................................

            104,100 Exar Corp. (NON)                                                                      3,225,473

 ...................................................................................................................

            112,000 GlobeSpan, Inc. (NON)                                                                 3,080,000

 ...................................................................................................................

              2,500 JNI Corp. (NON)                                                                          56,719

 ...................................................................................................................

             83,400 Marvell Technology Group Ltd. (NON)                                                   1,829,588

 ...................................................................................................................

             16,000 Micrel, Inc. (NON)                                                                      539,000

 ...................................................................................................................

             16,400 PMC -- Sierra, Inc. (NON)                                                             1,289,450

 ...................................................................................................................

             71,300 QLogic Corp. (NON)                                                                    5,490,100

 ...................................................................................................................

             31,700 Transmeta Corp. (NON)                                                                   744,950

 ...................................................................................................................

             29,100 TranSwitch Corp. (NON)                                                                1,138,538

 ...................................................................................................................

             44,400 TriQuint Semiconductor, Inc. (NON)                                                    1,939,725

-------------------------------------------------------------------------------------------------------------------

                                                                                                         40,773,064

-------------------------------------------------------------------------------------------------------------------



Semiconductor Production Equipment (0.7%)

 ...................................................................................................................

             27,200 Newport Corp.                                                                         2,138,175

-------------------------------------------------------------------------------------------------------------------



Software (37.0%)

 ...................................................................................................................

            132,300 Agile Software Corp. (NON)                                                            6,532,313

 ...................................................................................................................

             80,200 Art Technology Group, Inc. (NON)                                                      2,451,113

 ...................................................................................................................

             86,200 Blue Martini Software, Inc. (NON)                                                     1,142,150

 ...................................................................................................................

             50,000 Business Objects S.A. ADR (France) (NON)                                              2,831,250

 ...................................................................................................................

            161,900 E.piphany, Inc. (NON)                                                                 8,732,481

 ...................................................................................................................

             36,600 Electronic Arts, Inc. (NON)                                                           1,560,075

 ...................................................................................................................

            268,600 Informatica Corp. (NON)                                                              10,626,488

 ...................................................................................................................

             23,600 Internet Security Systems, Inc. (NON)                                                 1,851,125

 ...................................................................................................................

            155,600 Interwoven, Inc. (NON)                                                               10,259,875

 ...................................................................................................................

             61,200 Macromedia, Inc. (NON)                                                                3,717,900

 ...................................................................................................................

            324,200 Manugistics Group, Inc. (NON)                                                        18,479,400

 ...................................................................................................................

            138,900 Metasolv Software, Inc. (NON)                                                         1,267,460

 ...................................................................................................................

             93,200 Micromuse, Inc. (NON)                                                                 5,625,494

 ...................................................................................................................

             63,400 Netegrity, Inc. (NON)                                                                 3,447,375

 ...................................................................................................................

            116,786 Openwave Systems, Inc. (NON)                                                          5,598,427

 ...................................................................................................................

            181,500 Peregrine Systems, Inc. (NON)                                                         3,584,625

 ...................................................................................................................

             49,800 Portal Software, Inc. (NON)                                                             390,619

 ...................................................................................................................

             55,300 Quest Software, Inc. (NON)                                                            1,551,856

 ...................................................................................................................

            305,100 Vignette Corp. (NON)                                                                  5,491,800

 ...................................................................................................................

             39,400 Vitria Technology, Inc. (NON)                                                           305,350

 ...................................................................................................................

            141,400 webMethods, Inc. (NON)                                                               12,575,763

-------------------------------------------------------------------------------------------------------------------

                                                                                                        108,022,939

-------------------------------------------------------------------------------------------------------------------



Telecommunications (8.3%)

 ...................................................................................................................

             61,200 Allegiance Telecom, Inc. (NON)                                                        1,362,656

 ...................................................................................................................

            314,400 McLeodUSA, Inc. Class A (NON)                                                         4,440,900

 ...................................................................................................................

            542,900 Metromedia Fiber Network, Inc.

                    Class A (NON) (SEG)                                                                   5,496,863

 ...................................................................................................................

             27,600 Research in Motion Ltd. (Canada) (NON)                                                2,208,000

 ...................................................................................................................

             98,300 Time Warner Telecom, Inc. (NON) (SEG)                                                 6,235,906

 ...................................................................................................................

            255,600 XO Communications, Inc. (NON) (SEG)                                                   4,552,875

-------------------------------------------------------------------------------------------------------------------

                                                                                                         24,297,200

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $354,800,337)                                                             $   271,749,895

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (7.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     10,000,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Merrill Lynch, Pierce, Fenner & Smith, Inc.

                    due January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $10,007,111 for an

                    effective yield of 6.40%                                                        $    10,000,000

 ...................................................................................................................

         10,927,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg, Inc. due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $10,934,770 for an effective yield

                    of 6.40%                                                                             10,927,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $20,927,000)                                                              $    20,927,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $375,727,337) (b)                                                         $   292,676,895

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                    Aggregate              Expiration                    Unrealized

                           Total Value             Face Value                    Date                  Appreciation

 ...................................................................................................................


S&P 500 Index (Long)        $9,678,751            $9,626,474                   Mar-01               $        52,277

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.












Putnam VT Research Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (96.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Banking (10.4%)

 ...................................................................................................................

            184,626 Bank of America Corp.                                                           $     8,469,718

 ...................................................................................................................

            130,400 Comerica, Inc.                                                                        7,742,500

 ...................................................................................................................

            222,401 Firstar Corp.                                                                         5,170,823

 ...................................................................................................................

            106,500 Wells Fargo Co.                                                                       5,930,719

 ...................................................................................................................

             79,500 Zions Bancorp                                                                         4,963,781

-------------------------------------------------------------------------------------------------------------------

                                                                                                         32,277,541

-------------------------------------------------------------------------------------------------------------------



Beverage (1.4%)

 ...................................................................................................................

            227,400 Coca-Cola Enterprises, Inc.                                                           4,320,600

-------------------------------------------------------------------------------------------------------------------



Broadcasting (1.8%)

 ...................................................................................................................

            118,090 Clear Channel Communications, Inc. (NON)                                              5,719,984

-------------------------------------------------------------------------------------------------------------------



Cable Television (1.6%)

 ...................................................................................................................

            372,800 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                         5,056,100

-------------------------------------------------------------------------------------------------------------------



Chemicals (3.3%)

 ...................................................................................................................

             89,800 Avery Dennison Corp.                                                                  4,927,775

 ...................................................................................................................

            142,500 Dow Chemical Co.                                                                      5,219,063

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,146,838

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (4.3%)

 ...................................................................................................................

             80,700 Nokia Oyj ADR (Finland)                                                               3,510,450

 ...................................................................................................................

            171,400 Nortel Networks Corp. (Canada)                                                        5,495,513

 ...................................................................................................................

             54,900 QUALCOMM, Inc. (NON)                                                                  4,512,094

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,518,057

-------------------------------------------------------------------------------------------------------------------



Computers (4.7%)

 ...................................................................................................................

            104,200 EMC Corp. (NON)                                                                       6,929,300

 ...................................................................................................................

             36,700 Network Appliance, Inc. (NON)                                                         2,355,681

 ...................................................................................................................

            263,888 Parametric Technology Corp. (NON)                                                     3,545,619

 ...................................................................................................................

             23,500 VeriSign, Inc. (NON)                                                                  1,743,406

-------------------------------------------------------------------------------------------------------------------

                                                                                                         14,574,006

-------------------------------------------------------------------------------------------------------------------



Conglomerates (6.9%)

 ...................................................................................................................

            306,100 General Electric Co. (SEG)                                                           14,673,669

 ...................................................................................................................

            125,500 Tyco International, Ltd.                                                              6,965,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,638,919

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (4.4%)

 ...................................................................................................................

            201,500 CMS Energy Corp.                                                                      6,385,031

 ...................................................................................................................

            151,100 Progress Energy, Inc.                                                                 7,432,231

-------------------------------------------------------------------------------------------------------------------

                                                                                                         13,817,262

-------------------------------------------------------------------------------------------------------------------



Electronics (2.9%)

 ...................................................................................................................

             66,741 Agilent Technologies, Inc. (NON)                                                      3,654,070

 ...................................................................................................................

             41,900 Applied Micro Circuits Corp. (NON)                                                    3,144,464

 ...................................................................................................................

             28,400 PMC -- Sierra, Inc. (NON)                                                             2,232,950

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,031,484

-------------------------------------------------------------------------------------------------------------------



Energy (0.9%)

 ...................................................................................................................

             64,900 Baker Hughes, Inc.                                                                    2,697,406

-------------------------------------------------------------------------------------------------------------------



Entertainment (1.6%)

 ...................................................................................................................

            105,317 Viacom, Inc. Class B (NON)                                                            4,923,570

-------------------------------------------------------------------------------------------------------------------



Food (3.4%)

 ...................................................................................................................

            140,700 Heinz (H.J.) Co.                                                                      6,674,456

 ...................................................................................................................

             38,900 Quaker Oats Co. (The)                                                                 3,787,888

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,462,344

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.5%)

 ...................................................................................................................

             36,200 CIGNA Corp.                                                                           4,789,260

-------------------------------------------------------------------------------------------------------------------



Insurance (3.2%)

 ...................................................................................................................

             82,000 American General Corp.                                                                6,683,000

 ...................................................................................................................

             36,300 Chubb Corp. (The )                                                                    3,139,950

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,822,950

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (3.1%)

 ...................................................................................................................

             33,200 Goldman Sachs Group, Inc. (The)                                                       3,550,325

 ...................................................................................................................

             75,400 Morgan Stanley, Dean Witter & Co.                                                     5,975,450

-------------------------------------------------------------------------------------------------------------------

                                                                                                          9,525,775

-------------------------------------------------------------------------------------------------------------------



Manufacturing (1.7%)

 ...................................................................................................................

             88,700 Illinois Tool Works, Inc.                                                             5,283,194

-------------------------------------------------------------------------------------------------------------------



Media (1.2%)

 ...................................................................................................................

             68,900 Time Warner, Inc.                                                                     3,599,336

-------------------------------------------------------------------------------------------------------------------



Medical Technology (2.4%)

 ...................................................................................................................

            125,285 Medtronic, Inc.                                                                       7,564,082

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (1.0%)

 ...................................................................................................................

             42,000 El Paso Energy Corp.                                                                  3,008,250

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (7.8%)

 ...................................................................................................................

            135,800 Conoco, Inc., Class A                                                                 3,887,275

 ...................................................................................................................

             68,900 ExxonMobil Corp.                                                                      5,989,994

 ...................................................................................................................

            203,900 Royal Dutch Petroleum Co. PLC

                    ADR (Netherlands)                                                                    12,348,694

 ...................................................................................................................

             57,000 Unocal Corp.                                                                          2,205,188

-------------------------------------------------------------------------------------------------------------------

                                                                                                         24,431,151

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (1.3%)

 ...................................................................................................................

            265,400 Smurfit-Stone Container Corp. (NON)                                                   3,964,413

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (11.6%)

 ...................................................................................................................

             92,800 AstraZeneca Group PLC

                    (United Kingdom)                                                                      4,779,200

 ...................................................................................................................

            152,100 Merck & Co., Inc.                                                                    14,240,357

 ...................................................................................................................

            132,677 Pharmacia Corp.                                                                       8,093,297

 ...................................................................................................................

            158,700 Schering-Plough Corp.                                                                 9,006,225

-------------------------------------------------------------------------------------------------------------------

                                                                                                         36,119,079

-------------------------------------------------------------------------------------------------------------------



Retail (3.9%)

 ...................................................................................................................

            178,200 Lowe's Cos., Inc.                                                                     7,929,900

 ...................................................................................................................

            146,600 TJX Cos., Inc. (The)                                                                  4,068,150

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,998,050

-------------------------------------------------------------------------------------------------------------------



Software (3.4%)

 ...................................................................................................................

             35,000 BEA Systems, Inc. (NON)                                                               2,355,938

 ...................................................................................................................

            186,600 BMC Software, Inc. (NON)                                                              2,612,400

 ...................................................................................................................

             51,700 I2 Technologies, Inc. (NON)                                                           2,811,188

 ...................................................................................................................

             36,600 VERITAS Software Corp. (NON)                                                          3,202,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                         10,982,026

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.9%)

 ...................................................................................................................

            109,400 America Online, Inc. (NON)                                                            3,807,120

 ...................................................................................................................

             47,100 Checkfree Corp. (NON)                                                                 2,001,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,808,870

-------------------------------------------------------------------------------------------------------------------



Telecommunications (4.9%)

 ...................................................................................................................

             58,900 ALLTEL Corp.                                                                          3,677,569

 ...................................................................................................................

            199,500 Global Crossing Ltd. (NON)                                                            2,855,344

 ...................................................................................................................

             26,200 Research in Motion Ltd. (Canada) (NON)                                                2,096,000

 ...................................................................................................................

            191,700 Sprint Corp. (PCS Group) (NON)                                                        3,917,869

 ...................................................................................................................

            122,300 TyCom, Ltd. (Bermuda) (NON)                                                           2,736,463

-------------------------------------------------------------------------------------------------------------------

                                                                                                         15,283,245

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $302,025,377)                                                             $   300,363,792

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.7%) (a) (cost $11,626,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     11,626,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg Inc. due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $11,634,267 for an effective yield

                    of 6.40%                                                                        $    11,626,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $313,651,377) (b)                                                         $   311,989,792

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                 Aggregate          Expiration           Unrealized

                                    Total Value                 Face Value                Date         Depreciation

 ...................................................................................................................


S&P 500 Index (Long)                 $9,345,000                 $9,432,664              Mar-01      $       (87,664)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Small Cap Value Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (94.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (0.8%)

 ...................................................................................................................

              9,300 Harte-Hanks, Inc.                                                               $       220,294

 ...................................................................................................................

             11,700 True North Communications, Inc.                                                         497,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                            717,544

-------------------------------------------------------------------------------------------------------------------



Aerospace/Defense (3.0%)

 ...................................................................................................................

             86,900 AAR Corp.                                                                             1,097,113

 ...................................................................................................................

             10,900 Alliant Techsystems, Inc. (NON)                                                         727,575

 ...................................................................................................................

             10,800 Heico Corp.                                                                             168,750

 ...................................................................................................................

              3,700 Newport News Shipbuilding, Inc.                                                         192,400

 ...................................................................................................................

              4,600 Primex Technologies, Inc.                                                               146,625

 ...................................................................................................................

              8,400 Triumph Group, Inc. (NON)                                                               344,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,676,863

-------------------------------------------------------------------------------------------------------------------



Agriculture (0.1%)

 ...................................................................................................................

              9,600 LESCO, Inc.                                                                             126,600

-------------------------------------------------------------------------------------------------------------------



Automotive (1.4%)

 ...................................................................................................................

              9,450 Borg-Warner Automotive, Inc.                                                            378,000

 ...................................................................................................................

              8,600 Carlisle Companies, Inc.                                                                369,263

 ...................................................................................................................

             20,600 CLARCOR, Inc.                                                                           426,163

 ...................................................................................................................

             12,700 Tower Automotive, Inc. (NON)                                                            114,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,287,726

-------------------------------------------------------------------------------------------------------------------



Banking (12.8%)

 ...................................................................................................................

             16,000 AMCORE Financial, Inc.                                                                  331,000

 ...................................................................................................................

             23,600 Bank United Corp. Class A                                                             1,609,225

 ...................................................................................................................

             62,100 Banknorth Group, Inc.                                                                 1,238,119

 ...................................................................................................................

             30,000 Centennial Bancorp (NON)                                                                262,500

 ...................................................................................................................

             10,800 Citizens Banking Corp.                                                                  313,875

 ...................................................................................................................

             16,600 City National Corp.                                                                     644,288

 ...................................................................................................................

             26,400 Commercial Federal Corp.                                                                513,150

 ...................................................................................................................

             27,900 Community First Bankshares                                                              526,613

 ...................................................................................................................

             10,100 Cullen/Frost Bankers, Inc.                                                              422,306

 ...................................................................................................................

             22,900 East West Bancorp, Inc.                                                                 571,069

 ...................................................................................................................

             15,500 First Midwest Bancorp, Inc.                                                             445,625

 ...................................................................................................................

             27,800 Hudson United Bancorp                                                                   582,063

 ...................................................................................................................

             16,300 North Fork Bancorp, Inc.                                                                400,369

 ...................................................................................................................

             22,500 Provident Bankshares Corp.                                                              469,688

 ...................................................................................................................

             24,530 Republic Bancorp, Inc.                                                                  265,231

 ...................................................................................................................

             99,900 Sovereign Bancorp, Inc.                                                                 811,688

 ...................................................................................................................

             28,700 Sterling Bancshares, Inc.                                                               566,825

 ...................................................................................................................

             30,800 Washington Federal, Inc.                                                                875,875

 ...................................................................................................................

             24,400 Webster Financial Corp.                                                                 690,825

-------------------------------------------------------------------------------------------------------------------

                                                                                                         11,540,334

-------------------------------------------------------------------------------------------------------------------



Beverage (0.4%)

 ...................................................................................................................

              6,300 Robert Mondavi Corp. (The) Class A (NON)                                                340,988

-------------------------------------------------------------------------------------------------------------------



Biotechnology (0.6%)

 ...................................................................................................................

             36,900 Serologicals Corp. (NON)                                                                555,806

-------------------------------------------------------------------------------------------------------------------



Building Materials (0.8%)

 ...................................................................................................................

            126,300 Apogee Enterprises, Inc.                                                                678,863

-------------------------------------------------------------------------------------------------------------------



Chemicals (3.8%)

 ...................................................................................................................

             50,800 Airgas, Inc. (NON)                                                                      346,075

 ...................................................................................................................

             73,500 Crompton Corp.                                                                          771,750

 ...................................................................................................................

             22,500 Delta & Pine Land Co.                                                                   471,094

 ...................................................................................................................

             11,200 Ferro Corporation                                                                       257,600

 ...................................................................................................................

             12,800 H.B. Fuller Co.                                                                         505,000

 ...................................................................................................................

             25,200 Mississippi Chemical Corp.                                                               79,380

 ...................................................................................................................

             97,600 Omnova Solutions, Inc.                                                                  585,600

 ...................................................................................................................

             62,400 PolyOne Corp.                                                                           366,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,383,099

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (2.2%)

 ...................................................................................................................

             11,100 ABM Industries, Inc.                                                                    339,938

 ...................................................................................................................

              8,900 ADVO, Inc. (NON)                                                                        394,938

 ...................................................................................................................

             17,200 Banta Corp.                                                                             437,224

 ...................................................................................................................

             12,500 G & K Services, Inc. Class A                                                            351,563

 ...................................................................................................................

             16,200 RemedyTemp, Inc. Class A (NON)                                                          125,550

 ...................................................................................................................

             14,100 Varco International, Inc. (NON)                                                         306,675

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,955,888

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (1.5%)

 ...................................................................................................................

             36,200 Andrew Corp. (NON)                                                                      787,350

 ...................................................................................................................

             22,900 Communications Systems, Inc.                                                            201,806

 ...................................................................................................................

             28,600 Performance Technologies, Inc. (NON)                                                    389,675

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,378,831

-------------------------------------------------------------------------------------------------------------------



Computers (0.7%)

 ...................................................................................................................

             21,500 Gerber Scientific, Inc.                                                                 184,094

 ...................................................................................................................

             14,800 Mentor Graphics Corp. (NON)                                                             406,075

-------------------------------------------------------------------------------------------------------------------

                                                                                                            590,169

-------------------------------------------------------------------------------------------------------------------



Conglomerates (0.8%)

 ...................................................................................................................

             72,300 GenCorp., Inc.                                                                          695,888

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.7%)

 ...................................................................................................................

             22,000 AmeriCredit Corp. (NON)                                                                 599,500

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (1.7%)

 ...................................................................................................................

             31,900 Dial Corp. (The)                                                                        350,900

 ...................................................................................................................

             20,300 Lancaster Colony Corp.                                                                  569,669

 ...................................................................................................................

             30,200 Tupperware Corp.                                                                        617,213

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,537,782

-------------------------------------------------------------------------------------------------------------------



Distribution (0.5%)

 ...................................................................................................................

              8,600 Performance Food Group Co. (NON)                                                        440,884

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (0.5%)

 ...................................................................................................................

             30,300 Sierra Pacific Resources                                                                486,694

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (1.9%)

 ...................................................................................................................

             51,700 BE Aerospace, Inc. (NON)                                                                827,200

 ...................................................................................................................

              6,600 BEI Technologies, Inc.                                                                   76,725

 ...................................................................................................................

             32,400 Lincoln Electric Holdings, Inc.                                                         635,850

 ...................................................................................................................

             10,300 Thomas & Betts Corp.                                                                    166,731

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,706,506

-------------------------------------------------------------------------------------------------------------------



Electronics (5.9%)

 ...................................................................................................................

              8,700 APW Ltd. (NON)                                                                          293,625

 ...................................................................................................................

             24,700 Avnet, Inc.                                                                             531,050

 ...................................................................................................................

             20,200 Belden, Inc.                                                                            512,575

 ...................................................................................................................

            151,700 General Cable Corp.                                                                     673,169

 ...................................................................................................................

              7,400 Littlelfuse, Inc. (NON)                                                                 211,825

 ...................................................................................................................

              7,200 Methode Electronics, Inc. Class A                                                       165,150

 ...................................................................................................................

             14,850 Park Electrochemical Corp.                                                              455,709

 ...................................................................................................................

             94,400 Pioneer-Standard Electronics, Inc.                                                    1,038,400

 ...................................................................................................................

             39,000 Recoton Corp. (NON)                                                                     297,375

 ...................................................................................................................

              5,400 Varian Medical Systems, Inc. (NON)                                                      366,863

 ...................................................................................................................

            100,700 X-Rite, Inc.                                                                            786,719

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,332,460

-------------------------------------------------------------------------------------------------------------------



Energy (5.3%)

 ...................................................................................................................

             21,900 Chiles Offshore, Inc. (NON)                                                             547,500

 ...................................................................................................................

             32,300 Global Industries, Ltd. (NON)                                                           442,106

 ...................................................................................................................

              8,500 GulfMark Offshore, Inc. (NON)                                                           241,188

 ...................................................................................................................

             14,400 Helmerich & Payne, Inc.                                                                 631,800

 ...................................................................................................................

             14,500 Hydril Co. (NON)                                                                        254,656

 ...................................................................................................................

             10,000 National-Oilwell, Inc. (NON)                                                            386,875

 ...................................................................................................................

             25,500 Newpark Resources, Inc. (NON)                                                           243,844

 ...................................................................................................................

             10,100 Pride International, Inc. (NON)                                                         248,713

 ...................................................................................................................

             32,700 Spinnaker Exploration Company (NON)                                                   1,389,750

 ...................................................................................................................

              9,600 Tidewater, Inc.                                                                         426,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          4,812,432

-------------------------------------------------------------------------------------------------------------------



Engineering & Construction (0.8%)

 ...................................................................................................................

             14,000 Ameron International Corp.                                                              521,500

 ...................................................................................................................

              7,400 Texas Industries, Inc.                                                                  222,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            743,500

-------------------------------------------------------------------------------------------------------------------



Food (3.1%)

 ...................................................................................................................

             10,500 American Italian Pasta Co. Class A (NON)                                                281,531

 ...................................................................................................................

             25,400 Earthgrains Co. (The)                                                                   469,900

 ...................................................................................................................

             34,700 International Multifoods Corp.                                                          704,844

 ...................................................................................................................

              7,100 Michael Foods, Inc.                                                                     213,888

 ...................................................................................................................

             13,600 Sensient Technologies, Corp.                                                            309,400

 ...................................................................................................................

             10,800 Smithfield Foods, Inc. (NON)                                                            328,320

 ...................................................................................................................

             29,100 United Natural Foods, Inc. (NON)                                                        512,888

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,820,771

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (0.5%)

 ...................................................................................................................

             10,400 Argosy Gaming Co. (NON)                                                                 199,550

 ...................................................................................................................

             21,100 Dover Downs Entertainment, Inc.                                                         236,056

-------------------------------------------------------------------------------------------------------------------

                                                                                                            435,606

-------------------------------------------------------------------------------------------------------------------



Health Care Services (8.4%)

 ...................................................................................................................

             15,100 AmeriSource Health Corp. Class A (NON)                                                  762,550

 ...................................................................................................................

             60,000 Beverly Enterprises, Inc. (NON)                                                         491,250

 ...................................................................................................................

             30,400 Bindley Western Industries, Inc.                                                      1,263,500

 ...................................................................................................................

             15,400 Conventry Health Care, Inc. (NON)                                                       410,988

 ...................................................................................................................

             17,300 Invacare Corp.                                                                          592,525

 ...................................................................................................................

              8,900 Lincare Holdings, Inc. (NON)                                                            507,856

 ...................................................................................................................

             59,600 Omnicare, Inc.                                                                        1,288,850

 ...................................................................................................................

             13,600 Orthodontic Centers of America, Inc. (NON)                                              425,000

 ...................................................................................................................

             28,700 Per-Se Technologies, Inc. (NON)                                                         100,002

 ...................................................................................................................

             23,900 PSS World Medical, Inc. (NON)                                                           119,500

 ...................................................................................................................

             14,100 Quorum Health Group, Inc. (NON)                                                         222,075

 ...................................................................................................................

              8,200 Trigon Healthcare, Inc. (NON)                                                           638,063

 ...................................................................................................................

             29,800 United Wisconsin Services, Inc.                                                         100,575

 ...................................................................................................................

             19,200 Vital Signs, Inc.                                                                       616,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,539,534

-------------------------------------------------------------------------------------------------------------------



Homebuilding (0.5%)

 ...................................................................................................................

             11,300 Lennar Corp.                                                                            409,625

-------------------------------------------------------------------------------------------------------------------



Household Furniture and Appliances (0.3%)

 ...................................................................................................................

             13,600 Applica, Inc. (NON)                                                                      66,300

 ...................................................................................................................

              8,900 Furniture Brands International, Inc. (NON)                                              187,456

-------------------------------------------------------------------------------------------------------------------

                                                                                                            253,756

-------------------------------------------------------------------------------------------------------------------



Insurance (6.0%)

 ...................................................................................................................

             17,700 AmerUs Group Co.                                                                        573,038

 ...................................................................................................................

             17,300 Berkley (W.R.) Corp.                                                                    816,344

 ...................................................................................................................

              9,000 Commerce Group, Inc.                                                                    244,620

 ...................................................................................................................

             33,000 Ehhance Financial Services Group, Inc.                                                  509,438

 ...................................................................................................................

             13,518 FBL Financial Group, Inc. Class A                                                       235,720

 ...................................................................................................................

             17,900 Fidelity National Financial, Inc.                                                       661,181

 ...................................................................................................................

            136,900 Fremont General Corp.                                                                   385,031

 ...................................................................................................................

             19,800 Horace Mann Educators Corp.                                                             423,225

 ...................................................................................................................

             34,700 Presidential Life Corp.                                                                 518,331

 ...................................................................................................................

             17,900 Stancorp Financial Group                                                                854,725

 ...................................................................................................................

             12,700 State Auto Financial Corp.                                                              227,013

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,448,666

-------------------------------------------------------------------------------------------------------------------



Leisure Time Products (0.6%)

 ...................................................................................................................

             25,500 Callaway Golf Co.                                                                       474,938

 ...................................................................................................................

              4,300 Gtech Holdings Corp. (NON)                                                               88,419

-------------------------------------------------------------------------------------------------------------------

                                                                                                            563,357

-------------------------------------------------------------------------------------------------------------------



Machinery (1.9%)

 ...................................................................................................................

             40,856 DT Industries, Inc. (NON)                                                               145,550

 ...................................................................................................................

              4,500 Flow International Corp. (NON)                                                           49,500

 ...................................................................................................................

             15,900 Gardner Denver, Inc. (NON)                                                              338,670

 ...................................................................................................................

             28,800 Milacron, Inc.                                                                          462,600

 ...................................................................................................................

             17,600 MSC Industrial Direct Co., Inc. Class A (NON)                                           317,900

 ...................................................................................................................

             18,500 Regal-Beloit Corp.                                                                      315,610

 ...................................................................................................................

              9,500 Wabtec Corp.                                                                            111,625

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,741,455

-------------------------------------------------------------------------------------------------------------------



Manufacturing (3.4%)

 ...................................................................................................................

             32,700 AMETEK, Inc.                                                                            848,156

 ...................................................................................................................

             29,500 Kaman Corp.                                                                             497,813

 ...................................................................................................................

             28,000 Pentair, Inc.                                                                           677,250

 ...................................................................................................................

              4,800 Roper Industries, Inc.                                                                  158,700

 ...................................................................................................................

              9,200 Scott Technologies, Inc. (NON)                                                          205,850

 ...................................................................................................................

              8,800 Teleflex, Inc.                                                                          388,850

 ...................................................................................................................

              5,700 Tennant Co.                                                                             273,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,050,219

-------------------------------------------------------------------------------------------------------------------



Medical Technology (3.8%)

 ...................................................................................................................

              4,700 Arrow International, Inc.                                                               177,058

 ...................................................................................................................

              6,200 Beckman Coulter, Inc.                                                                   260,013

 ...................................................................................................................

              7,000 Diagnostic Products Corp.                                                               382,375

 ...................................................................................................................

             13,300 Haemonetics Corp. (NON)                                                                 410,638

 ...................................................................................................................

             32,300 Mentor Corp.                                                                            629,850

 ...................................................................................................................

            112,500 Meridian Diagnostics, Inc.                                                              555,469

 ...................................................................................................................

             51,900 Owens & Minor, Inc.                                                                     921,225

 ...................................................................................................................

              1,700 Respironics, Inc. (NON)                                                                  48,450

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,385,078

-------------------------------------------------------------------------------------------------------------------



Metals (1.5%)

 ...................................................................................................................

             12,700 Carpenter Technology Corp.                                                              444,500

 ...................................................................................................................

             14,100 Material Sciences Corp. (NON)                                                           108,394

 ...................................................................................................................

             31,100 Quanex Corp.                                                                            625,888

 ...................................................................................................................

              9,500 Reliance Steel & Aluminum Co.                                                           235,125

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,413,907

-------------------------------------------------------------------------------------------------------------------



Office Equipment & Supplies (1.9%)

 ...................................................................................................................

             12,800 Falcon Products, Inc.                                                                   101,600

 ...................................................................................................................

              9,100 HON INDUSTRIES, Inc.                                                                    232,050

 ...................................................................................................................

             42,000 Standard Register Co. (The)                                                             598,500

 ...................................................................................................................

              7,900 United Stationers, Inc. (NON)                                                           189,600

 ...................................................................................................................

             35,700 Wallace Computer Services, Inc.                                                         606,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,728,650

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (1.6%)

 ...................................................................................................................

             17,400 Basin Exploration, Inc. (NON)                                                           443,700

 ...................................................................................................................

              4,800 Mitchell Energy & Development Corp.

                    Class A                                                                                 294,000

 ...................................................................................................................

              6,500 Newfield Exploration Co. (NON)                                                          308,344

 ...................................................................................................................

             11,500 St. Mary Land & Exploration Co.                                                         383,094

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,429,138

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.6%)

 ...................................................................................................................

             12,500 Albany International Corp.                                                              167,969

 ...................................................................................................................

             14,500 BWAY Corp. (NON)                                                                         57,094

 ...................................................................................................................

              7,600 Caraustar Industries, Inc.                                                               71,250

 ...................................................................................................................

             12,600 Packaging Corp. Of America (NON)                                                        203,175

-------------------------------------------------------------------------------------------------------------------

                                                                                                            499,488

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (0.4%)

 ...................................................................................................................

              8,100 Cambrex Corp.                                                                           366,525

-------------------------------------------------------------------------------------------------------------------



Photography/Imaging (0.8%)

 ...................................................................................................................

            103,400 BMC Industries, Inc.                                                                    504,075

 ...................................................................................................................

             12,800 Imation Corp. (NON)                                                                     198,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                            702,475

-------------------------------------------------------------------------------------------------------------------



Publishing (0.6%)

 ...................................................................................................................

             11,800 McClatchy Co. (The)                                                                     502,975

-------------------------------------------------------------------------------------------------------------------



Real Estate (0.5%)

 ...................................................................................................................

             21,200 LNR Property Corp.                                                                      466,400

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.7%)

 ...................................................................................................................

             35,700 CBRL Group, Inc.                                                                        649,294

-------------------------------------------------------------------------------------------------------------------



Retail (4.3%)

 ...................................................................................................................

              5,900 Aaron Rents, Inc.                                                                        82,969

 ...................................................................................................................

             57,862 Baker (J.), Inc.                                                                        260,379

 ...................................................................................................................

             12,400 Barnes & Noble, Inc. (NON)                                                              328,600

 ...................................................................................................................

             35,300 Claire's Stores, Inc.                                                                   633,194

 ...................................................................................................................

             14,300 Coldwater Creek, Inc. (NON)                                                             444,194

 ...................................................................................................................

             23,900 Dillards, Inc. Class A                                                                  282,319

 ...................................................................................................................

             24,200 J. Jill Group, Inc. (NON)                                                               375,100

 ...................................................................................................................

              7,300 Lands' End, Inc. (NON)                                                                  183,376

 ...................................................................................................................

             64,700 Pier 1 Imports, Inc.                                                                    667,219

 ...................................................................................................................

             29,100 Regis Corp.                                                                             421,950

 ...................................................................................................................

             19,700 Ruddick Corp.                                                                           225,319

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,904,619

-------------------------------------------------------------------------------------------------------------------



Semiconductor (0.4%)

 ...................................................................................................................

              6,700 DuPont Photomasks, Inc. (NON)                                                           354,053

-------------------------------------------------------------------------------------------------------------------



Shipping (1.4%)

 ...................................................................................................................

             23,700 EGL, Inc. (NON)                                                                         567,319

 ...................................................................................................................

             13,800 Fritz Companies, Inc. (NON)                                                              83,663

 ...................................................................................................................

             21,600 USFreightways Corp.                                                                     649,688

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,300,670

-------------------------------------------------------------------------------------------------------------------



Software (1.0%)

 ...................................................................................................................

             19,700 Autodesk, Inc.                                                                          530,669

 ...................................................................................................................

             12,500 Hyperion Solutions Corp. (NON)                                                          192,969

 ...................................................................................................................

             16,900 JDA Software Group, Inc. (NON)                                                          220,756

-------------------------------------------------------------------------------------------------------------------

                                                                                                            944,394

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.8%)

 ...................................................................................................................

             12,100 American Management Systems (NON)                                                       239,731

 ...................................................................................................................

              7,100 CACI International, Inc. Class A (NON)                                                  163,411

 ...................................................................................................................

             22,200 Ciber, Inc. (NON)                                                                       108,225

 ...................................................................................................................

             50,300 Computer Task Group, Inc.                                                               198,056

 ...................................................................................................................

             24,300 Davox Corp. (NON)                                                                       236,925

 ...................................................................................................................

              1,200 Fair, Isaac and Company, Inc.                                                            61,200

 ...................................................................................................................

             12,000 Keane, Inc. (NON)                                                                       117,000

 ...................................................................................................................

             71,900 MTS Systems Corp.                                                                       521,275

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,645,823

-------------------------------------------------------------------------------------------------------------------



Telephone (0.1%)

 ...................................................................................................................

              4,900 CT Communications, Inc.                                                                  68,906

-------------------------------------------------------------------------------------------------------------------



Textiles (0.9%)

 ...................................................................................................................

             32,900 Interface, Inc. Class A                                                                 285,819

 ...................................................................................................................

             33,700 Wolverine World Wide, Inc.                                                              513,925

-------------------------------------------------------------------------------------------------------------------

                                                                                                            799,744

-------------------------------------------------------------------------------------------------------------------



Transaction Processing (0.8%)

 ...................................................................................................................

             19,500 National Data Corp.                                                                     714,168

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.2%)

 ...................................................................................................................

              3,800 Stericycle, Inc. (NON)                                                                  144,875

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $72,308,286)                                                              $    84,872,528

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (6.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $      2,986,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    S.B.C. Warburg Inc. due January 2, 2001

                    with respect to various U.S. Government

                    obligations -- maturity value of

                    $2,988,123 for an effective yield

                    of 6.40%                                                                        $     2,986,000

 ...................................................................................................................

          2,900,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000 with

                    Merrill Lynch, Pierce, Fenner, Smith Inc.

                    due January 2, 2001 with respect to

                    various U.S. Government obligations --

                    maturity value of $2,902,062 for an

                    effective yield of 6.40%                                                              2,900,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $5,886,000)                                                               $     5,886,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $78,194,286) (b)                                                          $    90,758,528

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Technology Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (98.0%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Biotechnology (7.3%)

 ...................................................................................................................

              6,000 Amgen, Inc. (NON)                                                               $       383,625

 ...................................................................................................................

              3,900 Celgene Corp. (NON)                                                                     126,750

 ...................................................................................................................

              7,100 Genentech, Inc. (NON)                                                                   578,650

 ...................................................................................................................

              8,200 Immunex Corp. (NON)                                                                     333,125

 ...................................................................................................................

              9,400 Medimmune, Inc. (NON)                                                                   448,263

 ...................................................................................................................

              4,200 Millennium Pharmaceuticals, Inc. (NON)                                                  259,875

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,130,288

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (3.1%)

 ...................................................................................................................

             10,100 Paychex, Inc.                                                                           491,113

 ...................................................................................................................

              7,400 TMP Worldwide, Inc. (NON)                                                               407,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                            898,113

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (17.9%)

 ...................................................................................................................

              5,200 Brocade Communications Systems (NON)                                                    477,425

 ...................................................................................................................

             47,665 Cisco Systems, Inc. (NON)                                                             1,823,186

 ...................................................................................................................

              7,700 Comverse Technology, Inc. (NON)                                                         836,413

 ...................................................................................................................

              3,600 Juniper Networks, Inc. (NON)                                                            453,825

 ...................................................................................................................

             17,400 MCK Communications, Inc. (NON)                                                          146,813

 ...................................................................................................................

             11,700 Nokia Oyj ADR (Finland)                                                                 508,950

 ...................................................................................................................

              7,700 Nortel Networks Corp. (Canada)                                                          246,881

 ...................................................................................................................

              5,300 QUALCOMM, Inc. (NON)                                                                    435,594

 ...................................................................................................................

              2,700 Redback Networks, Inc. (NON)                                                            110,700

 ...................................................................................................................

              7,800 Sonus Networks, Inc. (NON)                                                              196,950

-------------------------------------------------------------------------------------------------------------------

                                                                                                          5,236,737

-------------------------------------------------------------------------------------------------------------------



Computers (8.8%)

 ...................................................................................................................

             20,200 EMC Corp. (NON)                                                                       1,343,300

 ...................................................................................................................

             13,100 Informax, Inc. (NON)                                                                    135,913

 ...................................................................................................................

              5,100 Network Appliance, Inc. (NON)                                                           327,356

 ...................................................................................................................

             17,000 Sun Microsystems, Inc. (NON)                                                            473,875

 ...................................................................................................................

              3,900 VeriSign, Inc. (NON)                                                                    289,331

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,569,775

-------------------------------------------------------------------------------------------------------------------



Electronics (13.5%)

 ...................................................................................................................

              7,700 Applied Micro Circuits Corp. (NON)                                                      577,861

 ...................................................................................................................

             10,300 ARM Holdings PLC (United Kingdom) (NON)                                                 232,394

 ...................................................................................................................

              7,100 Emulex Corp. (NON)                                                                      567,556

 ...................................................................................................................

              6,600 Flextronics International, Ltd. (NON)                                                   188,100

 ...................................................................................................................

             32,500 Intel Corp.                                                                             977,031

 ...................................................................................................................

              9,200 Linear Technology Corp.                                                                 425,500

 ...................................................................................................................

              5,900 Marvell Technology Group Ltd. (NON)                                                     129,431

 ...................................................................................................................

              4,000 PMC - Sierra, Inc. (NON)                                                                314,500

 ...................................................................................................................

              2,800 Sanmina Corp. (NON)                                                                     214,550

 ...................................................................................................................

              2,200 SDL, Inc. (NON)                                                                         326,013

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,952,936

-------------------------------------------------------------------------------------------------------------------



Entertainment (1.6%)

 ...................................................................................................................

              9,800 Viacom, Inc. Class B (NON)                                                              458,150

-------------------------------------------------------------------------------------------------------------------



Medical Technology (4.3%)

 ...................................................................................................................

              5,500 Applera Corp-Applied

                    Biosystems Group                                                                        517,344

 ...................................................................................................................

              2,200 Lion Bioscience AG ADR (Germany) (NON)                                                  165,825

 ...................................................................................................................

              6,700 Medtronic, Inc.                                                                         404,513

 ...................................................................................................................

              3,000 St. Jude Medical, Inc. (NON)                                                            184,313

-------------------------------------------------------------------------------------------------------------------

                                                                                                          1,271,995

-------------------------------------------------------------------------------------------------------------------



Regional Bells (0.7%)

 ...................................................................................................................

              4,300 SBC Communications, Inc.                                                                205,325

-------------------------------------------------------------------------------------------------------------------



Software (30.2%)

 ...................................................................................................................

              8,600 Adobe Systems, Inc.                                                                     500,413

 ...................................................................................................................

              7,100 Agile Software Corp. (NON)                                                              350,563

 ...................................................................................................................

              7,600 Amdocs Ltd. (NON)                                                                       503,500

 ...................................................................................................................

              9,000 Art Technology Group, Inc. (NON)                                                        275,063

 ...................................................................................................................

              8,030 BEA Systems, Inc. (NON)                                                                 540,519

 ...................................................................................................................

              4,400 Business Objects S.A. ADR (France) (NON)                                                249,150

 ...................................................................................................................

              2,400 Check Point Software Technologies

                    Ltd. (Israel) (NON)                                                                     320,550

 ...................................................................................................................

              6,000 E.piphany, Inc. (NON)                                                                   323,625

 ...................................................................................................................

              8,300 I2 Technologies, Inc. (NON)                                                             451,313

 ...................................................................................................................

              8,900 Informatica Corp. (NON)                                                                 352,106

 ...................................................................................................................

              3,800 Interwoven, Inc. (NON)                                                                  250,563

 ...................................................................................................................

              7,500 Manugistics Group, Inc. (NON)                                                           427,500

 ...................................................................................................................

              3,500 Mercury Interactive Corp. (NON)                                                         315,875

 ...................................................................................................................

              6,700 Micromuse, Inc. (NON)                                                                   404,407

 ...................................................................................................................

             19,800 Microsoft Corp. (NON)                                                                   858,825

 ...................................................................................................................

             24,800 Oracle Corp. (NON)                                                                      720,750

 ...................................................................................................................

             14,300 Peregrine Systems, Inc. (NON)                                                           282,425

 ...................................................................................................................

              6,300 Siebel Systems, Inc. (NON)                                                              426,037

 ...................................................................................................................

              7,200 VERITAS Software Corp. (NON)                                                            630,000

 ...................................................................................................................

             15,100 Vignette Corp. (NON)                                                                    271,800

 ...................................................................................................................

              4,100 webMethods, Inc. (NON)                                                                  364,644

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,819,628

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.6%)

 ...................................................................................................................

             13,700 America Online, Inc. (NON)                                                              476,760

-------------------------------------------------------------------------------------------------------------------



Telecommunications (9.0%)

 ...................................................................................................................

              9,500 Allegiance Telecom, Inc. (NON)                                                          211,522

 ...................................................................................................................

             10,600 Global Crossing Ltd. (NON)                                                              151,712

 ...................................................................................................................

             21,500 McLeodUSA, Inc. Class A (NON)                                                           303,687

 ...................................................................................................................

             18,300 Metromedia Fiber Network, Inc. Class A (NON)                                            185,287

 ...................................................................................................................

              5,700 Nextel Communications, Inc. Class A (NON)                                               141,075

 ...................................................................................................................

                  7 NTT DoCoMo (Japan)                                                                      120,805

 ...................................................................................................................

             10,600 Qwest Communications

                    International, Inc. (NON)                                                               434,600

 ...................................................................................................................

              4,700 Research in Motion Ltd. (Canada) (NON)                                                  376,000

 ...................................................................................................................

             15,300 Sprint Corp. (PCS Group) (NON)                                                          312,693

 ...................................................................................................................

             21,744 XO Communications, Inc. (NON)                                                           387,315

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,624,696

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $35,641,390)                                                              $    28,644,403

-------------------------------------------------------------------------------------------------------------------



CONVERTIBLE PREFERRED STOCKS (0.8%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

             31,660 MarketSoft cv. pfd. (acquired 12/7/00,

                    cost $154,501) (RES)                                                            $       154,501

 ...................................................................................................................

             16,600 MimEcom Corp. Ser. D, cv. pfd.

                    (acquired 7/27/00, cost $71,830) (RES)                                                   71,830

-------------------------------------------------------------------------------------------------------------------

                    Total Convertible Preferred Stocks

                    (cost $226,331)                                                                 $       226,331

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $35,867,721) (b)                                                          $    28,870,734

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Utilities Growth and Income Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (86.9%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Cable Television (0.4%)

 ...................................................................................................................

             70,200 Adelphia Communications Corp. (NON)                                             $     3,624,075

-------------------------------------------------------------------------------------------------------------------



Combined Utilities (2.8%)

 ...................................................................................................................

             63,800 American Water Works, Inc.                                                            1,874,125

 ...................................................................................................................

            421,000 Constellation Energy Group                                                           18,971,313

 ...................................................................................................................

            376,000 Korea Electric Power Corp. (Korea)                                                    7,025,812

-------------------------------------------------------------------------------------------------------------------

                                                                                                         27,871,250

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (42.0%)

 ...................................................................................................................

             90,700 Ameren Corp.                                                                          4,200,544

 ...................................................................................................................

            296,400 Calpine Corp. (NON)                                                                  13,356,525

 ...................................................................................................................

             81,500 CH Energy Group, Inc.                                                                 3,647,125

 ...................................................................................................................

            387,200 CiNergy Corp.                                                                        13,600,400

 ...................................................................................................................

            229,200 CMS Energy Corp.                                                                      7,262,775

 ...................................................................................................................

            428,350 Companhia Paranaense de Energia-Copel

                    ADR (Brazil)                                                                          3,614,203

 ...................................................................................................................

            131,100 Conectiv, Inc.                                                                        2,630,194

 ...................................................................................................................

            181,900 Consolidated Edison, Inc.                                                             7,003,150

 ...................................................................................................................

            216,000 Dominion Resources, Inc.                                                             14,472,000

 ...................................................................................................................

            403,800 DPL, Inc.                                                                            13,401,113

 ...................................................................................................................

            147,500 DQE, Inc.                                                                             4,830,625

 ...................................................................................................................

            285,300 Duke Energy Corp.                                                                    24,321,825

 ...................................................................................................................

             41,700 E.On AG (Germany)                                                                     2,536,247

 ...................................................................................................................

            318,700 Edison International                                                                  4,979,688

 ...................................................................................................................

            208,700 El Paso Electric Co. (NON)                                                            2,754,840

 ...................................................................................................................

             59,721 Eletropaulo Metropolitana (Brazil)                                                    2,758,089

 ...................................................................................................................

             93,900 Empresa Nacional de Electricidad

                    SA (Spain)                                                                            1,599,642

 ...................................................................................................................

            394,700 Energy East Corp.                                                                     7,770,656

 ...................................................................................................................

            394,100 Entergy Corp.                                                                        16,675,356

 ...................................................................................................................

            459,188 Exelon Corp.                                                                         32,239,554

 ...................................................................................................................

             91,000 FirstEnergy Corp.                                                                     2,872,188

 ...................................................................................................................

            254,400 FPL Group, Inc.                                                                      18,253,200

 ...................................................................................................................

            179,000 GPU, Inc.                                                                             6,589,438

 ...................................................................................................................

            376,000 Iberdrola SA (Spain)                                                                  4,711,397

 ...................................................................................................................

            155,700 IPALCO Enterprises, Inc.                                                              3,765,994

 ...................................................................................................................

            125,500 Montana Power Co.                                                                     2,604,125

 ...................................................................................................................

            386,200 Niagara Mohawk Holdings, Inc. (NON)                                                   6,444,713

 ...................................................................................................................

            658,831 NiSource, Inc.                                                                       20,259,053

 ...................................................................................................................

            347,800 Northeast Utilities                                                                   8,434,150

 ...................................................................................................................

            192,600 OGE Energy Corp.                                                                      4,706,663

 ...................................................................................................................

            158,900 Pinnacle West Capital Corp.                                                           7,567,613

 ...................................................................................................................

            168,700 Potomac Electric Power Co.                                                            4,168,577

 ...................................................................................................................

            242,100 PPL Corp.                                                                            10,939,894

 ...................................................................................................................

            340,000 Progress Energy, Inc.                                                                16,723,750

 ...................................................................................................................

            164,300 Progress Energy, Inc. CVO (NON)                                                          73,935

 ...................................................................................................................

            281,800 Public Service Co. of New Mexico                                                      7,555,763

 ...................................................................................................................

            169,000 Puget Sound Energy, Inc.                                                              4,700,313

 ...................................................................................................................

            554,300 Reliant Energy, Inc.                                                                 24,008,119

 ...................................................................................................................

            236,000 SCANA Corp.                                                                           6,976,750

 ...................................................................................................................

          1,147,886 Scottish Power PLC (United Kingdom)                                                   9,069,005

 ...................................................................................................................

          9,052,000 Shandong International Power

                    Development Co., Ltd. (China)                                                         1,427,541

 ...................................................................................................................

          4,955,500 Shandong International Power

                    144A (China)                                                                            781,504

 ...................................................................................................................

            394,800 Sierra Pacific Resources                                                              6,341,475

 ...................................................................................................................

            307,300 Southern Co.                                                                         10,217,725

 ...................................................................................................................

            273,200 Teco Energy, Inc.                                                                     8,844,850

 ...................................................................................................................

            342,600 TXU Corp.                                                                            15,181,463

 ...................................................................................................................

             64,600 UIL Holdings Corp.                                                                    3,213,850

 ...................................................................................................................

            212,400 Union Electrica Fenosa S.A. (Spain)                                                   3,897,461

 ...................................................................................................................

             60,400 UniSource Energy Corp.                                                                1,136,275

 ...................................................................................................................

            147,600 Utilicorp United, Inc.                                                                4,575,600

 ...................................................................................................................

            311,100 Wisconsin Energy Corp.                                                                7,019,194

 ...................................................................................................................

            201,655 XCEL Energy, Inc.                                                                     5,860,598

-------------------------------------------------------------------------------------------------------------------

                                                                                                        422,576,727

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (24.5%)

 ...................................................................................................................

            255,500 AGL Resources, Inc.                                                                   5,636,969

 ...................................................................................................................

             87,300 Atmos Energy Corp.                                                                    2,127,938

 ...................................................................................................................

            140,100 Cascade Natural Gas Corp.                                                             2,635,631

 ...................................................................................................................

             89,200 Coastal Corp.                                                                         7,877,475

 ...................................................................................................................

            443,400 Dynegy, Inc.                                                                         24,858,113

 ...................................................................................................................

            505,400 El Paso Energy Corp.                                                                 36,199,275

 ...................................................................................................................

            392,200 Energen Corp.                                                                        12,623,938

 ...................................................................................................................

            302,700 Enron Corp.                                                                          25,161,938

 ...................................................................................................................

            145,300 Equitable Resources, Inc.                                                             9,698,775

 ...................................................................................................................

            255,900 KeySpan Corp.                                                                        10,843,763

 ...................................................................................................................

             91,200 Kinder Morgan, Inc.                                                                   4,759,500

 ...................................................................................................................

             88,200 Laclede Gas Co.                                                                       2,061,675

 ...................................................................................................................

            108,800 MCN Corp.                                                                             3,012,400

 ...................................................................................................................

            140,600 National Fuel Gas Co.                                                                 8,849,013

 ...................................................................................................................

             45,600 New Jersey Resources Corp.                                                            1,972,200

 ...................................................................................................................

            203,100 NICOR, Inc.                                                                           8,771,381

 ...................................................................................................................

            300,800 Northwest Natural Gas Co.                                                             7,971,200

 ...................................................................................................................

            153,200 NUI Corp.                                                                             4,931,125

 ...................................................................................................................

             69,000 ONEOK, Inc.                                                                           3,320,625

 ...................................................................................................................

            144,900 Peoples Energy Corp.                                                                  6,484,275

 ...................................................................................................................

            124,100 Piedmont Natural Gas Co., Inc.                                                        4,739,069

 ...................................................................................................................

            156,900 Questar Corp.                                                                         4,716,806

 ...................................................................................................................

            541,600 Sempra Energy                                                                        12,592,200

 ...................................................................................................................

             18,500 South Jersey Industries, Inc.                                                           550,375

 ...................................................................................................................

             67,000 Southwest Gas Corp.                                                                   1,465,625

 ...................................................................................................................

            187,200 Transportadora de Gas del Sur

                    ADR (Argentina)                                                                       1,298,700

 ...................................................................................................................

             61,000 Vectren Corp.                                                                         1,563,125

 ...................................................................................................................

            124,800 WGL Holdings, Inc.                                                                    3,798,600

 ...................................................................................................................

            650,400 Williams Cos., Inc.                                                                  25,975,350

-------------------------------------------------------------------------------------------------------------------

                                                                                                        246,497,059

-------------------------------------------------------------------------------------------------------------------



Power Producers (0.8%)

 ...................................................................................................................

            177,600 Orion Power Holdings, Inc. (NON)                                                      4,373,400

 ...................................................................................................................

            138,000 Southern Energy, Inc. (NON)                                                           3,907,125

-------------------------------------------------------------------------------------------------------------------

                                                                                                          8,280,525

-------------------------------------------------------------------------------------------------------------------



Regional Bells (7.2%)

 ...................................................................................................................

            630,400 BellSouth Corp.                                                                      25,807,000

 ...................................................................................................................

            503,000 SBC Communications, Inc.                                                             24,018,250

 ...................................................................................................................

            445,600 Verizon Communications                                                               22,335,700

-------------------------------------------------------------------------------------------------------------------

                                                                                                         72,160,950

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.4%)

 ...................................................................................................................

            320,100 Convergys Corp. (NON)                                                                14,504,531

-------------------------------------------------------------------------------------------------------------------



Telecommunications (6.0%)

 ...................................................................................................................

             76,200 Allegiance Telecom, Inc. (NON)                                                        1,696,641

 ...................................................................................................................

            116,200 ALLTEL Corp.                                                                          7,255,238

 ...................................................................................................................

            416,300 American Telephone & Telegraph Co.                                                    7,207,194

 ...................................................................................................................

            297,200 AT&T Wireless Group (NON)                                                             5,145,275

 ...................................................................................................................

             14,900 Brasil Telecom Participacoes SA

                    ADR (Brazil)                                                                            879,100

 ...................................................................................................................

             74,100 Focal Communications Corp. (NON)                                                        518,700

 ...................................................................................................................

             77,100 Global Crossing Ltd. (NON)                                                            1,103,494

 ...................................................................................................................

            169,800 Nextel Communications, Inc. Class A (NON)                                             4,202,550

 ...................................................................................................................

                440 Nippon Telegraph and Telephone

                    Corp. (Japan)                                                                         3,172,317

 ...................................................................................................................

            168,800 Qwest Communications

                    International, Inc. (NON)                                                             6,920,800

 ...................................................................................................................

            432,700 Sprint Corp. (FON Group) (SEG)                                                        8,789,219

 ...................................................................................................................

            171,200 Sprint Corp. (PCS Group) (NON)                                                        3,498,900

 ...................................................................................................................

              7,400 Tele Celular Sul Participacoes S.A. (Brazil)                                            193,325

 ...................................................................................................................

             24,800 Tele Centro Oeste Celular Participacoes

                    ADR (Brazil)                                                                            240,250

 ...................................................................................................................

              1,500 Tele Leste Celular Participacoes

                    S.A. (Brazil)                                                                            51,750

 ...................................................................................................................

              3,800 Tele Nordeste Celular Participacoes

                    S.A. ADR (Brazil)                                                                       157,225

 ...................................................................................................................

              1,500 Tele Norte Celular Participacoes S.A.

                    ADR (Brazil)                                                                             50,625

 ...................................................................................................................

             60,700 Telecom Argentina S.A. ADR (Argentina)                                                  952,231

 ...................................................................................................................

              3,800 Telemig Celular Participacoes S.A.

                    ADR (Brazil)                                                                            226,100

 ...................................................................................................................

             19,500 TyCom, Ltd. (Bermuda) (NON)                                                             436,313

 ...................................................................................................................

            936,167 Vodafone Group PLC (United Kingdom)                                                   3,432,496

 ...................................................................................................................

             31,300 VoiceStream Wireless Corp. (NON)                                                      3,149,563

 ...................................................................................................................

             72,500 XO Communications, Inc. (NON)                                                         1,291,406

-------------------------------------------------------------------------------------------------------------------

                                                                                                         60,570,712

-------------------------------------------------------------------------------------------------------------------



Telephone (1.6%)

 ...................................................................................................................

            189,200 BCE, Inc. (Canada)                                                                    5,474,975

 ...................................................................................................................

             84,700 Broadwing, Inc. (NON)                                                                 1,932,219

 ...................................................................................................................

            122,800 Cable & Wireless Communications ADR

                    (United Kingdom)                                                                      4,896,650

 ...................................................................................................................

             60,700 Philippine Long Distance Telephone

                    Co. ADR (Philippines)                                                                 1,081,219

 ...................................................................................................................

            206,300 PT Indosat ADR (Indonesia)                                                            1,895,381

 ...................................................................................................................

            144,132 PT Telekomunikasi Indonesia

                    ADR (Indonesia)                                                                         594,545

-------------------------------------------------------------------------------------------------------------------

                                                                                                         15,874,989

-------------------------------------------------------------------------------------------------------------------



Utilities (0.2%)

 ...................................................................................................................

             11,000 Electrabel S.A. (Belgium)                                                             2,486,163

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $624,916,352)                                                             $   874,446,981

-------------------------------------------------------------------------------------------------------------------



CORPORATE BONDS AND NOTES (6.5%) (a)

-------------------------------------------------------------------------------------------------------------------

  Principal Amount                                                                                            Value

 ...................................................................................................................



Electric Utilities (4.5%)

 ...................................................................................................................

   $      1,630,000 AmerenEnergy Generating Co. 144A

                    sr. notes 7 3/4s, 2005                                                          $     1,663,461

 ...................................................................................................................

          2,000,000 Arizona Public Service Co. notes

                    6 1/4s, 2005                                                                          1,969,420

 ...................................................................................................................

          1,000,000 Australian Gas & Light Co.144A

                    sr. notes 6 3/8s, 2003 (Australia)                                                      995,550

 ...................................................................................................................

          2,000,000 CILCORP, Inc. sr. notes 8.7s, 2009                                                    2,143,778

 ...................................................................................................................

          2,000,000 CiNergy Corp. deb. 6 1/8s, 2004                                                       1,918,920

 ...................................................................................................................

          1,200,000 CMS Energy Corp. pass-through

                    certificates 7s, 2005                                                                 1,097,244

 ...................................................................................................................

          2,000,000 Conectiv, Inc. notes Ser. A, 6.73s, 2006                                              1,992,720

 ...................................................................................................................

          2,375,000 Connecticut Light & Power Co.

                    1st mtge. Ser. C, 7 3/4s, 2002                                                        2,384,334

 ...................................................................................................................

          1,000,000 Connecticut Light & Power Co.

                    1st mtge. Ser. D, 7 7/8s, 2024                                                        1,005,000

 ...................................................................................................................

          2,000,000 Consolidated Edison, Inc. deb. 6.45s, 2007                                            1,949,580

 ...................................................................................................................

          1,665,000 Dominion Resources, Inc. sr. notes

                    8 1/8s, 2010                                                                          1,799,715

 ...................................................................................................................

          1,685,000 DPL, Inc. sr. notes 8 1/4s, 2007                                                      1,753,546

 ...................................................................................................................

            820,000 Florida Power & Light Co.

                    1st mortgage 6 7/8s, 2005                                                               838,399

 ...................................................................................................................

          3,000,000 Hydro Quebec local government

                    guaranty Ser. HY, 8.4s, 2022 (Canada)                                                 3,545,460

 ...................................................................................................................

            185,000 Kansas Gas & Electric deb. 8.29s, 2016                                                  170,398

 ...................................................................................................................

          3,000,000 Niagara Mohawk Power Corp. sr. notes

                    Ser. G, 7 3/4s, 2008                                                                  3,120,990

 ...................................................................................................................

          1,300,000 Nisource Finance Corp. 144A company

                    guaranty 7 7/8s, 2010                                                                 1,372,147

 ...................................................................................................................

          1,121,000 Otter Tail Power Co. 1st mtge.

                    7 1/4s, 2002                                                                          1,133,611

 ...................................................................................................................

          2,000,000 PG&E Gas Transmission Northwest

                    sr. notes 7.1s, 2005                                                                  2,027,200

 ...................................................................................................................

          2,000,000 Public Service Co. of Colorado

                    coll. trust 6 3/8s, 2005                                                              1,999,180

 ...................................................................................................................

          1,500,000 Sierra Pacific Power Co. med. term

                    notes Ser. C, 6.82s, 2006                                                             1,476,390

 ...................................................................................................................

          2,660,000 Southern Investments Service Co.

                    sr. notes 6.8s, 2006 (United Kingdom)                                                 2,522,265

 ...................................................................................................................

          1,000,000 Texas Utilities Co. secd. lease fac.

                    bonds 7.46s, 2015                                                                       991,340

 ...................................................................................................................

          1,600,000 TXU Electrical Capital company

                    guaranty 8.175s, 2037                                                                 1,514,096

 ...................................................................................................................

          2,000,000 Utilicorp United, Inc. sr. notes 8.2s, 2007                                           2,008,000

 ...................................................................................................................

          2,000,000 Western Resources, Inc. sr. notes

                    6 7/8s, 2004                                                                          1,916,860

-------------------------------------------------------------------------------------------------------------------

                                                                                                         45,309,604

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (0.4%)

 ...................................................................................................................

          1,500,000 Columbia Gas System, Inc. notes Ser. E,

                    7.32s, 2010                                                                           1,474,860

 ...................................................................................................................

          1,000,000 K N Energy, Inc. sr. notes 6.45s, 2003                                                  997,430

 ...................................................................................................................

            380,000 KN Capital Trust III company guaranty

                    7.63s, 2028                                                                             328,897

 ...................................................................................................................

          1,500,000 Southwest Gas Corp. deb. 7 1/2s, 2006                                                   975,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                          3,776,187

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (0.1%)

 ...................................................................................................................

          1,250,000 Louis Dreyfus Natural Gas notes

                    6 7/8s, 2007                                                                          1,240,525

-------------------------------------------------------------------------------------------------------------------



Power Producers (0.2%)

 ...................................................................................................................

          1,000,000 CalEnergy, Inc. sr. notes 7.63s, 2007                                                 1,027,314

 ...................................................................................................................

            800,000 Calpine Corp. sr. notes 7 3/4s, 2009                                                    759,605

 ...................................................................................................................

            305,000 Midland Funding II Corp. deb. Ser. A,

                    11 3/4s, 2005                                                                           323,035

 ...................................................................................................................

            620,933 Salton Sea Funding Corp. company

                    guaranty Ser. E, 8.3s, 2011                                                             639,872

-------------------------------------------------------------------------------------------------------------------

                                                                                                          2,749,826

-------------------------------------------------------------------------------------------------------------------



Regional Bells (0.3%)

 ...................................................................................................................

          2,650,000 Bell Atlantic Corp. deb. 7 7/8s, 2029                                                 2,717,867

-------------------------------------------------------------------------------------------------------------------



Telecommunications (0.8%)

 ...................................................................................................................

            815,000 British Telecommunications PLC notes

                    8 1/8s, 2010 (United Kingdom)                                                           826,742

 ...................................................................................................................

          2,000,000 Century Telephone Enterprises, Inc.

                    deb. Ser. G, 6 7/8s, 2028                                                             1,655,300

 ...................................................................................................................

          1,250,000 MCI WorldCom, Inc. notes 7 3/4s, 2007                                                 1,256,750

 ...................................................................................................................

            810,000 Verizon Global Funding Corp. 144A

                    notes 7 1/4s, 2010                                                                      826,961

 ...................................................................................................................

          3,200,000 WorldCom, Inc. notes 8 1/4s, 2010                                                     3,312,480

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,878,233

-------------------------------------------------------------------------------------------------------------------



Water Utilities (0.2%)

 ...................................................................................................................

          1,500,000 Pennsylvania American Water Co. 144A

                    mtge. 7.8s, 2026                                                                      1,530,990

-------------------------------------------------------------------------------------------------------------------

                    Total Corporate Bonds and Notes

                    (cost $66,751,165)                                                              $    65,203,232

-------------------------------------------------------------------------------------------------------------------



U.S. GOVERNMENT AND AGENCY OBLIGATIONS (0.6%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................



U.S. Treasury Obligations (0.6%)

 ...................................................................................................................

                    U.S. Treasury Bonds

 ...................................................................................................................

   $      4,935,000 6 1/8s, August 15, 2029                                                         $     5,367,602

 ...................................................................................................................

            355,000 5 1/4s, November 15, 2028                                                               339,802

-------------------------------------------------------------------------------------------------------------------

                    Total U.S. Government

                    and Agency Obligations

                    (cost $4,875,743)                                                               $     5,707,404

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (0.2%) (a) (cost $1,500,000)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

              1,500 Centaur Funding Corp 144A $9.08 pfd.

                    (Cayman Islands)                                                                $     1,585,845

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (5.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     26,833,246 Short-term investments held as

                    collateral for loaned securities (b)(a)                                         $    26,721,863

 ...................................................................................................................

         25,391,000 Interest in $1,000,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Merrill Lynch, Pierce, Fenner &

                    Smith, Inc. due January 2, 2001 with

                    respect to various U.S. Government

                    obligations -- maturity value of

                    $25,409,056 for an effective

                    yield of 6.40%                                                                       25,391,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $52,112,863)                                                              $    52,112,863

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $750,156,123) (b)                                                         $   999,056,325

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         Unrealized

                                      Total                  Aggregate           Expiration           Appreciation/

                                      Value                 Face Value                 Date           (Depreciation)

 ...................................................................................................................


S&P 500 (Long)                  $17,355,000                $17,526,098               Mar-01         $      (171,098)

 ...................................................................................................................

US Bond (Long)                    2,301,750                  2,229,140               Mar-01                  72,610

 ...................................................................................................................

UST 10 Year (Long)                3,984,656                  3,902,788               Mar-01                  81,868

-------------------------------------------------------------------------------------------------------------------

                                                                                                    $       (16,620)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.
















Putnam VT Vista Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (95.5%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (0.4%)

 ...................................................................................................................

            115,400 Lamar Advertising Co. (NON)                                                     $     4,453,719

-------------------------------------------------------------------------------------------------------------------



Banking (1.8%)

 ...................................................................................................................

            144,570 M & T Bank Corp.                                                                      9,830,760

 ...................................................................................................................

            139,800 Zions Bancorp                                                                         8,728,763

-------------------------------------------------------------------------------------------------------------------

                                                                                                         18,559,523

-------------------------------------------------------------------------------------------------------------------



Biotechnology (11.4%)

 ...................................................................................................................

             92,700 Abgenix, Inc. (NON)                                                                   5,475,094

 ...................................................................................................................

             88,500 Diversa Corp. (NON)                                                                   1,587,469

 ...................................................................................................................

            100,800 Gilead Sciences, Inc. (NON)                                                           8,360,100

 ...................................................................................................................

             50,500 Human Genome Sciences, Inc. (NON)                                                     3,500,281

 ...................................................................................................................

             77,200 IDEC Pharmaceuticals Corp. (NON)                                                     14,634,225

 ...................................................................................................................

            145,100 IDEXX Laboratories, Inc. (NON)                                                        3,192,200

 ...................................................................................................................

            468,700 Immunex Corp. (NON)                                                                  19,040,938

 ...................................................................................................................

             89,900 Medarex, Inc. (NON)                                                                   3,663,425

 ...................................................................................................................

            465,600 Medimmune, Inc. (NON)                                                                22,203,300

 ...................................................................................................................

            258,900 Millennium Pharmaceuticals, Inc. (NON)                                               16,019,438

 ...................................................................................................................

             87,200 Protein Design Labs, Inc. (NON)                                                       7,575,500

 ...................................................................................................................

            201,700 Sepracor, Inc. (NON)                                                                 16,161,213

-------------------------------------------------------------------------------------------------------------------

                                                                                                        121,413,183

-------------------------------------------------------------------------------------------------------------------



Broadcasting (1.5%)

 ...................................................................................................................

             54,900 Cox Radio, Inc. Class A (NON)                                                         1,238,681

 ...................................................................................................................

            108,700 Radio One, Inc. Class A (NON)                                                         1,161,731

 ...................................................................................................................

            167,100 Radio One, Inc. Class D (NON)                                                         1,838,100

 ...................................................................................................................

            199,700 Spanish Broadcasting System, Inc.

                    Class A (NON)                                                                           998,500

 ...................................................................................................................

            269,200 Univision Communications, Inc. Class A (NON)                                         11,020,375

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,257,387

-------------------------------------------------------------------------------------------------------------------



Chemicals (0.8%)

 ...................................................................................................................

            195,557 Ecolab, Inc.                                                                          8,445,618

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (2.4%)

 ...................................................................................................................

            259,200 Cintas Corp.                                                                         13,786,200

 ...................................................................................................................

             62,600 Macrovision Corp. (NON)                                                               4,633,378

 ...................................................................................................................

            274,500 Moody's Corp.                                                                         7,051,219

-------------------------------------------------------------------------------------------------------------------

                                                                                                         25,470,797

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (5.4%)

 ...................................................................................................................

            324,200 Brocade Communications Systems (NON) (SEG)                                           29,765,613

 ...................................................................................................................

             83,820 Comverse Technology, Inc. (NON)                                                       9,104,948

 ...................................................................................................................

            159,400 Polycom, Inc. (NON)                                                                   5,130,688

 ...................................................................................................................

            273,900 Redback Networks, Inc. (NON)                                                         11,229,900

 ...................................................................................................................

             81,700 Sonus Networks, Inc. (NON)                                                            2,062,925

-------------------------------------------------------------------------------------------------------------------

                                                                                                         57,294,074

-------------------------------------------------------------------------------------------------------------------



Computers (4.2%)

 ...................................................................................................................

             84,500 Ariba, Inc. (NON)                                                                     4,531,313

 ...................................................................................................................

            939,500 Palm, Inc. (NON)                                                                     26,599,594

 ...................................................................................................................

            101,200 Retek, Inc. (NON)                                                                     2,466,750

 ...................................................................................................................

            239,800 TIBCO Software, Inc. (NON)                                                           11,495,413

-------------------------------------------------------------------------------------------------------------------

                                                                                                         45,093,070

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (2.4%)

 ...................................................................................................................

            183,900 Capital One Financial Corp.                                                          12,102,919

 ...................................................................................................................

            231,700 Providian Financial Corp.                                                            13,322,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                         25,425,669

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.4%)

 ...................................................................................................................

             89,700 Estee Lauder Cos. Class A                                                             3,929,981

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (0.6%)

 ...................................................................................................................

            216,600 CMS Energy Corp.                                                                      6,863,513

-------------------------------------------------------------------------------------------------------------------



Electronics (11.0%)

 ...................................................................................................................

             64,200 Avanex Corp. (NON)                                                                    3,823,913

 ...................................................................................................................

            231,700 Applied Micro Circuits Corp. (NON)                                                   17,388,361

 ...................................................................................................................

            839,300 Atmel Corp. (NON)                                                                     9,756,863

 ...................................................................................................................

            188,400 Emulex Corp. (NON)                                                                   15,060,225

 ...................................................................................................................

            517,800 Finisar Corp. (NON)                                                                  15,016,200

 ...................................................................................................................

            159,400 GlobeSpan, Inc. (NON)                                                                 4,383,500

 ...................................................................................................................

             83,100 Maxim Integrated Products, Inc. (NON)                                                 3,973,219

 ...................................................................................................................

            186,700 PerkinElmer, Inc.                                                                    19,603,500

 ...................................................................................................................

             39,300 QLogic Corp. (NON)                                                                    3,026,100

 ...................................................................................................................

            148,500 SanDisk Corp. (NON)                                                                   4,120,875

 ...................................................................................................................

            175,000 Sawtek, Inc. (NON)                                                                    8,082,813

 ...................................................................................................................

            226,200 Vitesse Semiconductor Corp. (NON)                                                    12,511,688

-------------------------------------------------------------------------------------------------------------------

                                                                                                        116,747,257

-------------------------------------------------------------------------------------------------------------------



Energy (6.9%)

 ...................................................................................................................

            141,200 BJ Services Co. (NON)                                                                 9,725,150

 ...................................................................................................................

            103,200 Cooper Cameron Corp. (NON)                                                            6,817,650

 ...................................................................................................................

            497,300 Global Marine, Inc. (NON)                                                            14,110,888

 ...................................................................................................................

            233,000 Nabors Industries, Inc. (NON)                                                        13,781,950

 ...................................................................................................................

            132,800 Smith International, Inc. (NON)                                                       9,901,900

 ...................................................................................................................

            403,300 Transocean Sedco Forex, Inc.                                                         18,551,800

-------------------------------------------------------------------------------------------------------------------

                                                                                                         72,889,338

-------------------------------------------------------------------------------------------------------------------



Financial (0.6%)

 ...................................................................................................................

            166,300 Intuit, Inc. (NON)                                                                    6,558,456

-------------------------------------------------------------------------------------------------------------------



Gaming & Lottery (0.4%)

 ...................................................................................................................

             88,500 International Game Technology (NON)                                                   4,248,000

-------------------------------------------------------------------------------------------------------------------



Health Care Services (2.3%)

 ...................................................................................................................

             36,800 Laboratory Corp. of America Holdings (NON)                                            6,476,800

 ...................................................................................................................

             76,300 Quest Diagnostics, Inc. (NON)                                                        10,834,600

 ...................................................................................................................

            125,200 United Health Group Inc.                                                              7,684,150

-------------------------------------------------------------------------------------------------------------------

                                                                                                         24,995,550

-------------------------------------------------------------------------------------------------------------------



Insurance (0.8%)

 ...................................................................................................................

             73,100 Ace Ltd.                                                                              3,102,181

 ...................................................................................................................

             55,800 XL Capital, Ltd. (Bermuda)                                                            4,875,525

-------------------------------------------------------------------------------------------------------------------

                                                                                                          7,977,706

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (1.0%)

 ...................................................................................................................

            197,600 Legg Mason, Inc.                                                                     10,769,200

-------------------------------------------------------------------------------------------------------------------



Leisure Time Products (1.4%)

 ...................................................................................................................

            374,700 Harley-Davidson, Inc.                                                                14,894,325

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.5%)

 ...................................................................................................................

             77,700 Four Seasons Hotels, Inc. (Canada)                                                    4,943,663

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.7%)

 ...................................................................................................................

            110,300 Danaher Corp.                                                                         7,541,763

-------------------------------------------------------------------------------------------------------------------



Medical Technology (3.7%)

 ...................................................................................................................

            265,700 Applera Corp-Applied Biosystems Group                                                24,992,406

 ...................................................................................................................

            174,400 Waters Corp. (NON)                                                                   14,562,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                         39,554,806

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (0.7%)

 ...................................................................................................................

            142,000 Dynegy, Inc.                                                                          7,960,875

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (1.9%)

 ...................................................................................................................

            176,500 Devon Energy Corp.                                                                   10,761,205

 ...................................................................................................................

            149,800 Murphy Oil Corp.                                                                      9,053,538

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,814,743

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (6.8%)

 ...................................................................................................................

            322,900 Allergan, Inc.                                                                       31,260,756

 ...................................................................................................................

             74,900 Andrx Group (NON)                                                                     4,334,838

 ...................................................................................................................

             95,400 Forest Laboratories, Inc. (NON)                                                      12,676,275

 ...................................................................................................................

            179,900 Inhale Therapeutic Systems (NON)                                                      9,084,950

 ...................................................................................................................

            374,000 IVAX Corp. (NON)                                                                     14,324,200

 ...................................................................................................................

             25,400 United Therapeutics Corp.                                                               374,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                         72,055,669

-------------------------------------------------------------------------------------------------------------------



Power Producers (1.5%)

 ...................................................................................................................

            263,000 Calpine Corp. (NON)                                                                  11,851,438

 ...................................................................................................................

            154,700 Southern Energy, Inc. (NON)                                                           4,379,944

-------------------------------------------------------------------------------------------------------------------

                                                                                                         16,231,382

-------------------------------------------------------------------------------------------------------------------



Real Estate (0.3%)

 ...................................................................................................................

             83,100 Boston Properties, Inc. (R)                                                           3,614,850

-------------------------------------------------------------------------------------------------------------------



Restaurants (2.2%)

 ...................................................................................................................

            383,600 Darden Restaurants, Inc.                                                              8,774,850

 ...................................................................................................................

            337,000 Starbucks Corp. (NON)                                                                14,912,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                         23,687,100

-------------------------------------------------------------------------------------------------------------------



Retail (3.5%)

 ...................................................................................................................

            234,400 BJ's Wholesale Club, Inc. (NON)                                                       8,995,100

 ...................................................................................................................

            584,500 Family Dollar Stores, Inc.                                                           12,530,219

 ...................................................................................................................

            154,200 RadioShack Corp.                                                                      6,601,688

 ...................................................................................................................

            293,000 Tiffany & Co.                                                                         9,266,125

-------------------------------------------------------------------------------------------------------------------

                                                                                                         37,393,132

-------------------------------------------------------------------------------------------------------------------



Software (9.0%)

 ...................................................................................................................

             46,300 Electronic Arts, Inc. (NON)                                                           1,973,538

 ...................................................................................................................

            115,800 Internet Security Systems, Inc. (NON)                                                 9,083,063

 ...................................................................................................................

            130,900 Mercury Interactive Corp. (NON)                                                      11,813,725

 ...................................................................................................................

            188,000 Micromuse, Inc. (NON)                                                                11,347,563

 ...................................................................................................................

            158,200 Openwave Systems, Inc. (NON)                                                          7,583,713

 ...................................................................................................................

            821,800 Peregrine Systems, Inc. (NON)                                                        16,230,550

 ...................................................................................................................

            152,200 Portal Software, Inc. (NON)                                                           1,193,819

 ...................................................................................................................

            572,300 Rational Software Corp. (NON)                                                        22,283,931

 ...................................................................................................................

                873 VERITAS Software Corp. (NON)                                                             76,388

 ...................................................................................................................

            471,400 Vignette Corp. (NON)                                                                  8,485,200

 ...................................................................................................................

             66,800 webMethods, Inc. (NON)                                                                5,941,025

-------------------------------------------------------------------------------------------------------------------

                                                                                                         96,012,515

-------------------------------------------------------------------------------------------------------------------



Technology Services (5.0%)

 ...................................................................................................................

            337,900 Convergys Corp. (NON)                                                                15,311,094

 ...................................................................................................................

            113,400 DiamondCluster International, Inc. (NON)                                              3,458,700

 ...................................................................................................................

            337,900 Fiserv, Inc. (NON)                                                                   16,029,131

 ...................................................................................................................

            501,100 Symbol Technologies, Inc.                                                            18,039,600

-------------------------------------------------------------------------------------------------------------------

                                                                                                         52,838,525

-------------------------------------------------------------------------------------------------------------------



Telecommunications (4.0%)

 ...................................................................................................................

            134,000 Allegiance Telecom, Inc. (NON)                                                        2,983,594

 ...................................................................................................................

            321,600 Crown Castle International Corp. (NON)                                                8,703,300

 ...................................................................................................................

            678,300 McLeodUSA, Inc. Class A (NON)                                                         9,580,974

 ...................................................................................................................

            148,100 Research in Motion Ltd. (Canada) (NON)                                               11,848,000

 ...................................................................................................................

            110,300 Telephone and Data Systems, Inc.                                                      9,927,000

-------------------------------------------------------------------------------------------------------------------

                                                                                                         43,042,868

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $1,012,209,717)                                                           $ 1,016,978,257

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (3.6%) (a) (cost $38,568,000)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $     38,568,000 Interest in $900,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with S.B.C. Warburg Securities due

                    January 2, 2001 with respect to various

                    U.S. Government obligations -- maturity

                    value of $38,595,426 for an effective

                    yield of 6.40%                                                                  $    38,568,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $1,050,777,717) (b)                                                       $ 1,055,546,257

-------------------------------------------------------------------------------------------------------------------






Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                          Total                   Aggregate           Expiration         Unrealized

                                          Value                  Face Value                 Date       Depreciation

 ...................................................................................................................


S&P 500 Index (Long)                $34,376,249                 $34,383,584               Mar-01    $        (7,335)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Voyager Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (92.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Advertising and Marketing Services (0.2%)

 ...................................................................................................................

            315,600 Lamar Advertising Co. (NON)                                                     $    12,180,188

 ...................................................................................................................

             83,200 Omnicom Group, Inc.                                                                   6,895,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                         19,075,388

-------------------------------------------------------------------------------------------------------------------



Aerospace/Defense (0.9%)

 ...................................................................................................................

            442,072 General Dynamics Corp.                                                               34,481,616

 ...................................................................................................................

            470,500 United Technologies Corp.                                                            36,993,063

-------------------------------------------------------------------------------------------------------------------

                                                                                                         71,474,679

-------------------------------------------------------------------------------------------------------------------



Banking (3.9%)

 ...................................................................................................................

            121,100 Bank of America Corp.                                                                 5,555,463

 ...................................................................................................................

            671,700 Bank of New York Company, Inc.                                                       37,069,444

 ...................................................................................................................

            260,600 Chase Manhattan Corp. (NON)                                                          11,841,013

 ...................................................................................................................

            137,000 Comerica, Inc.                                                                        8,134,375

 ...................................................................................................................

          1,712,126 Fifth Third Bancorp                                                                 102,299,469

 ...................................................................................................................

          2,545,670 Firstar Corp.                                                                        59,186,828

 ...................................................................................................................

             75,000 M & T Bank Corp.                                                                      5,100,000

 ...................................................................................................................

             20,700 Morgan (J.P.) & Co., Inc.                                                             3,425,850

 ...................................................................................................................

             39,500 State Street Corp.                                                                    4,906,295

 ...................................................................................................................

            278,800 TCF Financial Corp.                                                                  12,424,025

 ...................................................................................................................

            645,300 Washington Mutual, Inc.                                                              34,241,231

 ...................................................................................................................

            220,500 Wells Fargo Co.                                                                      12,279,094

 ...................................................................................................................

             93,500 Zions Bancorp                                                                         5,837,906

-------------------------------------------------------------------------------------------------------------------

                                                                                                        302,300,993

-------------------------------------------------------------------------------------------------------------------



Beverage (1.3%)

 ...................................................................................................................

            342,200 Anheuser-Busch Cos., Inc.                                                            15,570,100

 ...................................................................................................................

            906,250 Coca-Cola Co.                                                                        55,224,609

 ...................................................................................................................

            550,200 Coca-Cola Enterprises, Inc.                                                          10,453,800

 ...................................................................................................................

            259,000 Pepsi Bottling Group, Inc. (The)                                                     10,343,813

 ...................................................................................................................

            212,000 PepsiCo, Inc.                                                                        10,507,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                        102,099,572

-------------------------------------------------------------------------------------------------------------------



Biotechnology (2.0%)

 ...................................................................................................................

          1,080,262 Amgen, Inc. (NON)                                                                    69,069,252

 ...................................................................................................................

            505,400 Genentech, Inc. (NON)                                                                41,190,100

 ...................................................................................................................

            241,600 Immunex Corp. (NON)                                                                   9,815,000

 ...................................................................................................................

            145,500 Millennium Pharmaceuticals, Inc. (NON)                                                9,002,813

 ...................................................................................................................

            364,500 Sepracor, Inc. (NON)                                                                 29,205,563

-------------------------------------------------------------------------------------------------------------------

                                                                                                        158,282,728

-------------------------------------------------------------------------------------------------------------------



Broadcasting (2.2%)

 ...................................................................................................................

          1,643,024 Clear Channel Communications, Inc. (NON)                                             79,583,975

 ...................................................................................................................

            220,400 General Motors Corp. Class H (NON)                                                    5,069,200

 ...................................................................................................................

          2,778,221 Infinity Broadcating Corp. Class A (NON)                                             77,616,549

 ...................................................................................................................

            132,300 Univision Communications, Inc. Class A (NON)                                          5,416,031

 ...................................................................................................................

            417,600 WestWood One, Inc. (NON)                                                              8,064,900

-------------------------------------------------------------------------------------------------------------------

                                                                                                        175,750,655

-------------------------------------------------------------------------------------------------------------------



Cable Television (1.8%)

 ...................................................................................................................

            244,400 Adelphia Communications Corp. (NON)                                                  12,617,150

 ...................................................................................................................

          6,948,102 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                        94,233,633

 ...................................................................................................................

            811,750 Comcast Corp. Class A (NON)                                                          33,890,563

-------------------------------------------------------------------------------------------------------------------

                                                                                                        140,741,346

-------------------------------------------------------------------------------------------------------------------



Chemicals (1.1%)

 ...................................................................................................................

            273,800 Avery Dennison Corp.                                                                 15,024,775

 ...................................................................................................................

            809,400 Dow Chemical Co.                                                                     29,644,275

 ...................................................................................................................

            304,100 du Pont (E.I.) de Nemours & Co., Ltd.                                                14,691,831

 ...................................................................................................................

            220,800 Minnesota Mining & Manufacturing Co.                                                 26,606,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                         85,967,281

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (0.4%)

 ...................................................................................................................

            112,525 Cintas Corp.                                                                          5,984,923

 ...................................................................................................................

             76,300 Paychex, Inc.                                                                         3,710,088

 ...................................................................................................................

          1,891,395 Serco Group PLC (United Kingdom)                                                     15,112,672

 ...................................................................................................................

             65,644 TMP Worldwide, Inc. (NON)                                                             3,610,420

-------------------------------------------------------------------------------------------------------------------

                                                                                                         28,418,103

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (4.9%)

 ...................................................................................................................

          1,252,200 ADC Telecommunications, Inc. (NON)                                                   22,696,125

 ...................................................................................................................

            221,400 Brocade Communications Systems (NON)                                                 20,327,288

 ...................................................................................................................

            142,200 CIENA Corp. (NON)                                                                    11,553,750

 ...................................................................................................................

          3,375,001 Cisco Systems, Inc. (NON)                                                           129,093,767

 ...................................................................................................................

            398,200 Comverse Technology, Inc. (NON)                                                      43,254,475

 ...................................................................................................................

            384,200 Corning, Inc.                                                                        20,290,563

 ...................................................................................................................

            574,400 Foundry Networks, Inc. (NON)                                                          8,616,000

 ...................................................................................................................

            187,958 Juniper Networks, Inc. (NON)                                                         23,694,455

 ...................................................................................................................

            967,400 Lucent Technologies, Inc.                                                            13,059,900

 ...................................................................................................................

            485,710 Nokia Oyj AB Class A (Finland)                                                       21,654,652

 ...................................................................................................................

            445,500 Nokia Oyj ADR (Finland)                                                              19,379,250

 ...................................................................................................................

             86,100 Nortel Networks Corp. (Canada)                                                        2,760,581

 ...................................................................................................................

            533,100 QUALCOMM, Inc. (NON)                                                                 43,814,156

 ...................................................................................................................

             29,200 Redback Networks, Inc. (NON)                                                          1,197,200

 ...................................................................................................................

             76,100 Tellabs, Inc. (NON)                                                                   4,299,650

-------------------------------------------------------------------------------------------------------------------

                                                                                                        385,691,812

-------------------------------------------------------------------------------------------------------------------



Computers (3.5%)

 ...................................................................................................................

             97,360 Ariba, Inc. (NON)                                                                     5,220,930

 ...................................................................................................................

            887,300 Dell Computer Corp. (NON)                                                            15,472,294

 ...................................................................................................................

          1,445,200 EMC Corp. (NON)                                                                      96,105,800

 ...................................................................................................................

            186,200 Hewlett-Packard Co.                                                                   5,876,938

 ...................................................................................................................

            506,500 IBM Corp.                                                                            43,052,500

 ...................................................................................................................

            323,600 Network Appliance, Inc. (NON)                                                        20,771,075

 ...................................................................................................................

            196,900 Palm, Inc. (NON)                                                                      5,574,731

 ...................................................................................................................

            731,650 Parametric Technology Corp. (NON)                                                     9,831,547

 ...................................................................................................................

          1,800,200 Sun Microsystems, Inc. (NON)                                                         50,180,575

 ...................................................................................................................

            119,000 TIBCO Software, Inc. (NON)                                                            5,704,563

 ...................................................................................................................

            262,600 VeriSign, Inc. (NON)                                                                 19,481,638

-------------------------------------------------------------------------------------------------------------------

                                                                                                        277,272,591

-------------------------------------------------------------------------------------------------------------------



Conglomerates (6.8%)

 ...................................................................................................................

          7,583,000 General Electric Co. (SEG)                                                          363,510,063

 ...................................................................................................................

            606,800 Honeywell International, Inc.                                                        28,709,225

 ...................................................................................................................

          2,436,500 Tyco International, Ltd.                                                            135,225,750

-------------------------------------------------------------------------------------------------------------------

                                                                                                        527,445,038

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (1.5%)

 ...................................................................................................................

             37,100 Capital One Financial Corp.                                                           2,441,644

 ...................................................................................................................

          1,264,100 MBNA Corp.                                                                           46,692,694

 ...................................................................................................................

          1,194,700 Providian Financial Corp.                                                            68,695,250

-------------------------------------------------------------------------------------------------------------------

                                                                                                        117,829,588

-------------------------------------------------------------------------------------------------------------------



Consumer Goods (0.5%)

 ...................................................................................................................

            241,900 Colgate-Palmolive Co.                                                                15,614,645

 ...................................................................................................................

            318,100 Kimberly-Clark Corp.                                                                 22,486,489

-------------------------------------------------------------------------------------------------------------------

                                                                                                         38,101,134

-------------------------------------------------------------------------------------------------------------------



Distribution (0.2%)

 ...................................................................................................................

            422,900 SYSCO Corp.                                                                          12,687,000

-------------------------------------------------------------------------------------------------------------------



Electric Utilities (1.7%)

 ...................................................................................................................

            990,300 CMS Energy Corp.                                                                     31,380,131

 ...................................................................................................................

             47,900 Duke Energy Corp.                                                                     4,083,475

 ...................................................................................................................

             80,300 Entergy Corp.                                                                         3,397,694

 ...................................................................................................................

            697,000 FPL Group, Inc.                                                                      50,009,750

 ...................................................................................................................

            835,600 Progress Energy, Inc.                                                                41,101,075

 ...................................................................................................................

             85,700 Reliant Energy, Inc.                                                                  3,711,881

-------------------------------------------------------------------------------------------------------------------

                                                                                                        133,684,006

-------------------------------------------------------------------------------------------------------------------



Electronics (5.9%)

 ...................................................................................................................

            475,415 Agilent Technologies, Inc. (NON)                                                     26,028,971

 ...................................................................................................................

            129,850 Analog Devices, Inc. (NON)                                                            6,646,697

 ...................................................................................................................

            327,500 Applied Micro Circuits Corp. (NON)                                                   24,577,852

 ...................................................................................................................

          2,895,900 Intel Corp.                                                                          87,057,994

 ...................................................................................................................

            420,180 JDS Uniphase Corp. (NON)                                                             17,516,254

 ...................................................................................................................

          1,947,900 Linear Technology Corp.                                                              90,090,375

 ...................................................................................................................

          1,816,800 Maxim Integrated Products, Inc. (NON)                                                86,865,750

 ...................................................................................................................

            339,300 Micron Technology, Inc. (NON)                                                        12,045,150

 ...................................................................................................................

            366,400 Motorola, Inc.                                                                        7,419,600

 ...................................................................................................................

            336,200 PMC -- Sierra, Inc. (NON)                                                            26,433,725

 ...................................................................................................................

                 50 Rohm Co., Ltd. (Japan)                                                                    9,505

 ...................................................................................................................

            102,420 SDL, Inc. (NON)                                                                      15,177,364

 ...................................................................................................................

            170,500 Solectron Corp. (NON)                                                                 5,779,950

 ...................................................................................................................

            686,000 Texas Instruments, Inc.                                                              32,499,250

 ...................................................................................................................

             85,900 Vitesse Semiconductor Corp. (NON)                                                     4,751,344

 ...................................................................................................................

            307,100 Xilinx, Inc. (NON)                                                                   14,164,988

-------------------------------------------------------------------------------------------------------------------

                                                                                                        457,064,769

-------------------------------------------------------------------------------------------------------------------



Energy (1.2%)

 ...................................................................................................................

            328,200 Baker Hughes, Inc.                                                                   13,640,813

 ...................................................................................................................

            173,010 Cooper Cameron Corp. (NON)                                                           11,429,473

 ...................................................................................................................

            274,200 Global Marine, Inc. (NON)                                                             7,780,425

 ...................................................................................................................

            150,046 Nabors Industries, Inc. (NON)                                                         8,875,221

 ...................................................................................................................

            661,100 Schlumberger, Ltd.                                                                   52,846,681

 ...................................................................................................................

             63,900 Transocean Sedco Forex, Inc.                                                          2,939,400

-------------------------------------------------------------------------------------------------------------------

                                                                                                         97,512,013

-------------------------------------------------------------------------------------------------------------------



Entertainment (1.7%)

 ...................................................................................................................

          2,874,485 Viacom, Inc. Class B (NON)                                                          134,382,174

-------------------------------------------------------------------------------------------------------------------



Financial (3.8%)

 ...................................................................................................................

          1,140,500 American Express Co.                                                                 62,656,219

 ...................................................................................................................

          2,208,940 Citigroup, Inc.                                                                     112,793,999

 ...................................................................................................................

            276,200 Fannie Mae                                                                           23,960,350

 ...................................................................................................................

          1,289,350 Federal Home Loan Mortgage Corp.                                                     88,803,981

 ...................................................................................................................

            170,000 Intuit, Inc. (NON)                                                                    6,704,375

-------------------------------------------------------------------------------------------------------------------

                                                                                                        294,918,924

-------------------------------------------------------------------------------------------------------------------



Food (1.7%)

 ...................................................................................................................

            805,100 Heinz (H.J.) Co.                                                                     38,191,931

 ...................................................................................................................

            165,836 Quaker Oats Co. (The)                                                                16,148,281

 ...................................................................................................................

          1,894,900 Sara Lee Corp.                                                                       46,543,481

 ...................................................................................................................

            489,220 United Health Group, Inc.                                                            30,025,878

-------------------------------------------------------------------------------------------------------------------

                                                                                                        130,909,571

-------------------------------------------------------------------------------------------------------------------



Health Care Services (1.8%)

 ...................................................................................................................

            187,100 Cardinal Health, Inc.                                                                18,639,838

 ...................................................................................................................

            320,012 CIGNA Corp.                                                                          42,337,588

 ...................................................................................................................

          1,758,300 HCA -- The Healthcare Co.                                                            77,382,783

-------------------------------------------------------------------------------------------------------------------

                                                                                                        138,360,209

-------------------------------------------------------------------------------------------------------------------



Insurance (3.3%)

 ...................................................................................................................

            662,400 Ace Ltd.                                                                             28,110,600

 ...................................................................................................................

            645,550 AFLAC, Inc.                                                                          46,600,641

 ...................................................................................................................

            747,400 American General Corp.                                                               60,913,100

 ...................................................................................................................

            641,825 American International Group, Inc.                                                   63,259,877

 ...................................................................................................................

            463,070 Chubb Corp. (The)                                                                    40,055,555

 ...................................................................................................................

            312,300 St. Paul Cos., Inc.                                                                  16,961,794

-------------------------------------------------------------------------------------------------------------------

                                                                                                        255,901,567

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (1.4%)

 ...................................................................................................................

             88,100 Goldman Sachs Group, Inc. (The)                                                       9,421,194

 ...................................................................................................................

            814,600 Merrill Lynch & Co., Inc.                                                            55,545,538

 ...................................................................................................................

            135,300 Morgan Stanley, Dean Witter & Co.                                                    10,722,525

 ...................................................................................................................

          1,117,000 Schwab (Charles) Corp.                                                               31,694,875

-------------------------------------------------------------------------------------------------------------------

                                                                                                        107,384,132

-------------------------------------------------------------------------------------------------------------------



Machinery (--%)

 ...................................................................................................................

             64,400 Caterpillar, Inc.                                                                     3,046,925

-------------------------------------------------------------------------------------------------------------------



Manufacturing (0.2%)

 ...................................................................................................................

            197,000 Danaher Corp.                                                                        13,469,875

 ...................................................................................................................

             67,900 Illinois Tool Works, Inc.                                                             4,044,294

-------------------------------------------------------------------------------------------------------------------

                                                                                                         17,514,169

-------------------------------------------------------------------------------------------------------------------



Media (0.4%)

 ...................................................................................................................

             22,000 Walt Disney Co. (The)                                                                   636,625

 ...................................................................................................................

            551,300 Time Warner, Inc.                                                                    28,799,912

-------------------------------------------------------------------------------------------------------------------

                                                                                                         29,436,537

-------------------------------------------------------------------------------------------------------------------



Medical Technology (1.8%)

 ...................................................................................................................

            110,200 Allergan, Inc.                                                                       10,668,738

 ...................................................................................................................

            114,700 Applera Corp-Applied Biosystems Group                                                10,788,969

 ...................................................................................................................

          1,143,880 Medtronic, Inc.                                                                      69,061,755

 ...................................................................................................................

            219,200 St. Jude Medical, Inc. (NON)                                                         13,467,100

 ...................................................................................................................

            553,400 Stryker Corp.                                                                        27,996,506

 ...................................................................................................................

            297,700 Thermo Cardiosystems, Inc. (NON)                                                      2,604,875

 ...................................................................................................................

             30,256 Waters Corp. (NON)                                                                    2,526,376

-------------------------------------------------------------------------------------------------------------------

                                                                                                        137,114,319

-------------------------------------------------------------------------------------------------------------------



Metals (0.3%)

 ...................................................................................................................

            682,200 Alcoa, Inc.                                                                          22,853,700

-------------------------------------------------------------------------------------------------------------------



Natural Gas Utilities (1.4%)

 ...................................................................................................................

            624,100 Coastal Corp.                                                                        55,115,831

 ...................................................................................................................

            208,800 Dynegy, Inc.                                                                         11,705,850

 ...................................................................................................................

            123,900 El Paso Energy Corp.                                                                  8,874,338

 ...................................................................................................................

            416,800 Enron Corp.                                                                          34,646,500

-------------------------------------------------------------------------------------------------------------------

                                                                                                        110,342,519

-------------------------------------------------------------------------------------------------------------------



Office Equipment & Supplies (--%)

 ...................................................................................................................

             72,000 Pitney Bowes, Inc.                                                                    2,385,000

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (3.5%)

 ...................................................................................................................

            121,600 Anadarko Petroleum Corp.                                                              8,643,328

 ...................................................................................................................

             47,200 Apache Corp.                                                                          3,306,950

 ...................................................................................................................

            631,200 BP Amoco PLC ADR (United Kingdom)                                                    30,218,700

 ...................................................................................................................

             65,600 Chevron, Inc.                                                                         5,539,100

 ...................................................................................................................

            419,700 Conoco, Inc. Class A                                                                 12,013,913

 ...................................................................................................................

            617,400 Conoco, Inc. Class B                                                                 17,866,013

 ...................................................................................................................

          1,239,400 ExxonMobil Corp.                                                                    107,750,338

 ...................................................................................................................

            244,311 Noble Drilling Corp. (NON)                                                           10,612,259

 ...................................................................................................................

            932,900 Royal Dutch Petroleum Co. NV

                    ADR (Netherlands)                                                                    56,498,756

 ...................................................................................................................

             52,300 Texaco, Inc.                                                                          3,249,138

 ...................................................................................................................

            395,300 Unocal Corp.                                                                         15,293,169

-------------------------------------------------------------------------------------------------------------------

                                                                                                        270,991,664

-------------------------------------------------------------------------------------------------------------------



Paper & Forest Products (0.5%)

 ...................................................................................................................

            677,900 International Paper Co.                                                              27,666,794

 ...................................................................................................................

            474,700 Smurfit-Stone Container Corp. (NON)                                                   7,090,831

 ...................................................................................................................

            112,900 Weyerhaeuser Co.                                                                      5,729,675

-------------------------------------------------------------------------------------------------------------------

                                                                                                         40,487,300

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (14.1%)

 ...................................................................................................................

          1,012,500 Abbott Laboratories, Inc.                                                            49,042,969

 ...................................................................................................................

            265,452 Alza Corp. (NON)                                                                     11,281,710

 ...................................................................................................................

          1,947,700 American Home Products Corp.                                                        123,776,335

 ...................................................................................................................

             86,700 AstraZeneca Group PLC

                    (United Kingdom)                                                                      4,465,050

 ...................................................................................................................

          2,012,800 Bristol-Myers Squibb Co.                                                            148,821,400

 ...................................................................................................................

            937,700 Johnson & Johnson                                                                    98,517,106

 ...................................................................................................................

            472,900 Lilly (Eli) & Co.                                                                    44,009,256

 ...................................................................................................................

          1,611,100 Merck & Co., Inc.                                                                   150,839,238

 ...................................................................................................................

          4,281,075 Pfizer, Inc.                                                                        196,929,450

 ...................................................................................................................

          2,779,144 Pharmacia Corp.                                                                     169,527,784

 ...................................................................................................................

          1,874,400 Schering-Plough Corp.                                                               106,372,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                      1,103,582,498

-------------------------------------------------------------------------------------------------------------------



Publishing (0.2%)

 ...................................................................................................................

            284,500 Gannett Co., Inc.                                                                    17,941,281

-------------------------------------------------------------------------------------------------------------------



Railroads (0.1%)

 ...................................................................................................................

            230,900 Burlington Northern Santa Fe Corp.                                                    6,537,356

-------------------------------------------------------------------------------------------------------------------



Regional Bells (2.7%)

 ...................................................................................................................

          1,023,700 BellSouth Corp.                                                                      41,907,719

 ...................................................................................................................

          1,844,600 SBC Communications, Inc.                                                             88,079,650

 ...................................................................................................................

          1,678,100 Verizon Communications                                                               84,114,763

-------------------------------------------------------------------------------------------------------------------

                                                                                                        214,102,132

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.3%)

 ...................................................................................................................

            858,156 J.D. Wetherspoon PLC (United Kingdom)                                                 4,280,731

 ...................................................................................................................

            105,300 McDonald's Corp.                                                                      3,580,200

 ...................................................................................................................

            301,920 Starbucks Corp. (NON)                                                                13,359,960

-------------------------------------------------------------------------------------------------------------------

                                                                                                         21,220,891

-------------------------------------------------------------------------------------------------------------------



Retail (4.1%)

 ...................................................................................................................

            886,348 Bed Bath & Beyond, Inc. (NON)                                                        19,832,037

 ...................................................................................................................

            443,950 Dollar Tree Stores, Inc. (NON)                                                       10,876,775

 ...................................................................................................................

          1,273,550 Home Depot, Inc. (The)                                                               58,185,316

 ...................................................................................................................

            148,100 Kohls Corp. (NON)                                                                     9,034,100

 ...................................................................................................................

            305,400 Lowe's Cos., Inc.                                                                    13,590,300

 ...................................................................................................................

            636,200 RadioShack Corp.                                                                     27,237,313

 ...................................................................................................................

          1,330,400 Safeway, Inc. (NON)                                                                  83,150,000

 ...................................................................................................................

            879,901 TJX Cos., Inc. (The)                                                                 24,417,253

 ...................................................................................................................

          1,320,700 Wal-Mart Stores, Inc.                                                                70,162,188

-------------------------------------------------------------------------------------------------------------------

                                                                                                        316,485,282

-------------------------------------------------------------------------------------------------------------------



Semiconductor (0.1%)

 ...................................................................................................................

            150,400 Applied Materials, Inc. (NON)                                                         5,743,400

-------------------------------------------------------------------------------------------------------------------



Software (5.4%)

 ...................................................................................................................

            177,100 Adobe Systems, Inc.                                                                  10,305,006

 ...................................................................................................................

            541,000 Amdocs Ltd. (NON)                                                                    35,841,250

 ...................................................................................................................

            440,600 BEA Systems, Inc. (NON)                                                              29,657,888

 ...................................................................................................................

            468,208 BMC Software, Inc. (NON)                                                              6,554,912

 ...................................................................................................................

            839,900 Electronic Arts, Inc. (NON)                                                          35,800,738

 ...................................................................................................................

            312,440 I2 Technologies, Inc. (NON)                                                          16,988,925

 ...................................................................................................................

          1,933,100 Microsoft Corp. (NON) (SEG)                                                          83,848,213

 ...................................................................................................................

          3,037,200 Oracle Corp. (NON)                                                                   88,268,625

 ...................................................................................................................

            215,000 Rational Software Corp. (NON)                                                         8,371,563

 ...................................................................................................................

            570,200 Siebel Systems, Inc. (NON)                                                           38,559,775

 ...................................................................................................................

            768,350 VERITAS Software Corp. (NON)                                                         67,230,625

 ...................................................................................................................

              1,400 Vignette Corp. (NON)                                                                     25,200

-------------------------------------------------------------------------------------------------------------------

                                                                                                        421,452,720

-------------------------------------------------------------------------------------------------------------------



Technology Services (1.8%)

 ...................................................................................................................

          1,339,250 America Online, Inc. (NON)                                                           46,605,900

 ...................................................................................................................

            291,100 Automatic Data Processing, Inc.                                                      18,430,269

 ...................................................................................................................

            913,400 Convergys Corp. (NON)                                                                41,388,438

 ...................................................................................................................

            536,200 Electronic Data Systems Corp.                                                        30,965,550

-------------------------------------------------------------------------------------------------------------------

                                                                                                        137,390,157

-------------------------------------------------------------------------------------------------------------------



Telecommunications (1.2%)

 ...................................................................................................................

            138,540 Allegiance Telecom, Inc. (NON)                                                        3,084,680

 ...................................................................................................................

            177,600 ALLTEL Corp.                                                                         11,088,900

 ...................................................................................................................

                  1 Avaya, Inc. (NON)                                                                            10

 ...................................................................................................................

            316,800 Global Crossing Ltd. (NON)                                                            4,534,200

 ...................................................................................................................

          1,117,600 McLeodUSA, Inc. Class A (NON)                                                        15,786,100

 ...................................................................................................................

          1,709,900 Metromedia Fiber Network, Inc. Class A (NON)                                         17,312,738

 ...................................................................................................................

            251,979 Nextel Communications, Inc. Class A (NON)                                             6,236,480

 ...................................................................................................................

            219,900 Qwest Communications

                    International, Inc. (NON)                                                             9,015,900

 ...................................................................................................................

            485,100 Sprint Corp. (PCS Group) (NON)                                                        9,914,231

 ...................................................................................................................

             66,900 TyCom, Ltd. (Bermuda) (NON)                                                           1,496,888

 ...................................................................................................................

            303,200 Worldcom, Inc. (NON)                                                                  4,263,750

 ...................................................................................................................

            617,108 XO Communications, Inc. (NON)                                                        10,992,236

-------------------------------------------------------------------------------------------------------------------

                                                                                                         93,726,113

-------------------------------------------------------------------------------------------------------------------



Tobacco (0.1%)

 ...................................................................................................................

            248,200 Philip Morris Cos., Inc.                                                             10,920,800

-------------------------------------------------------------------------------------------------------------------



Waste Management (0.2%)

 ...................................................................................................................

            607,000 Waste Management, Inc.                                                               16,844,250

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $6,101,014,977)                                                           $ 7,193,374,286

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (5.9%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $    100,000,000 Aegon Funding Corp. effective yield of

                    6.55%, January 2, 2001 (Netherlands)                                            $    99,927,223

 ...................................................................................................................

         44,959,000 Ciesco L.P. effective yield of 6.40%,

                    February 8, 2001                                                                     44,631,299

 ...................................................................................................................

         50,000,000 Corporate Asset Funding Corp. effective

                    yield of 6 1/2%, February 8, 2001                                                    49,656,944

 ...................................................................................................................

         58,500,000 Den Norske Bank effective yield of

                    6.53%, February 20, 2001 (Norway)                                                    57,969,437

 ...................................................................................................................

         50,000,000 Eureka Securitization, Inc. effective yield

                    of 6.42%, February 6, 2001                                                           49,679,000

 ...................................................................................................................

         50,000,000 Preferred Receivables Funding Corp.

                    effective yield of 6.65%, January 4, 2001                                            49,972,292

 ...................................................................................................................

         50,000,000 Salomon Smith Barney Holdings effective

                    yield of 6.52%, January 24, 2001                                                     49,791,722

 ...................................................................................................................

         30,000,000 Thunder Bay Funding, Inc. effective yield

                    of 6.70%, January 16, 2001                                                           29,916,250

 ...................................................................................................................

         27,791,000 Interest in $1,000,000,000 joint

                    repurchase agreement dated

                    December 29, 2000 with Merrill Lynch,

                    Pierce, Fenner                                                                       27,791,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $459,335,167)                                                             $   459,335,167

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $6,560,350,144) (b)                                                       $ 7,652,709,453

-------------------------------------------------------------------------------------------------------------------






Forward Currency Contracts to Sell at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                       Market               Aggregate             Delivery               Unrealized

                                        Value              Face Value                 Date             Appreciation

 ...................................................................................................................


Japanese Yen                       $3,973,545              $4,098,182              3/21/01          $       124,637

-------------------------------------------------------------------------------------------------------------------



Futures Contracts Outstanding at December 31, 2000

-------------------------------------------------------------------------------------------------------------------

                                                            Aggregate           Expiration               Unrealized

                                  Total Value              Face Value                 Date             Depreciation

 ...................................................................................................................



NASDAQ 100

Index (Long)                      $31,580,850             $37,035,400               Mar-01          $    (5,454,550)

 ...................................................................................................................

S&P 500

Index (Long)                      493,616,250             504,241,014               Mar-01              (10,624,764)

-------------------------------------------------------------------------------------------------------------------

                                                                                                    $   (16,079,314)

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam VT Voyager II Fund



The fund's portfolio

December 31, 2000




COMMON STOCKS (93.2%) (a)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................



Airlines (0.9%)

 ...................................................................................................................

                850 Ryanair Holdings, PLC ADR (Ireland) (NON)                                       $        47,334

-------------------------------------------------------------------------------------------------------------------



Banking (2.7%)

 ...................................................................................................................

                350 Bank of New York Company, Inc.                                                           19,316

 ...................................................................................................................

                960 Fifth Third Bancorp                                                                      57,360

 ...................................................................................................................

                104 Northern Trust Corp.                                                                      8,483

 ...................................................................................................................

                230 State Street Corp.                                                                       28,568

 ...................................................................................................................

                480 TCF Financial Corp.                                                                      21,390

-------------------------------------------------------------------------------------------------------------------

                                                                                                            135,117

-------------------------------------------------------------------------------------------------------------------



Beverage (0.2%)

 ...................................................................................................................

                173 PepsiCo, Inc.                                                                             8,574

-------------------------------------------------------------------------------------------------------------------



Biotechnology (5.1%)

 ...................................................................................................................

                260 Albany Molecular Research, Inc. (NON)                                                    16,023

 ...................................................................................................................

                170 Alexion Pharmaceuticals, Inc. (NON)                                                      11,039

 ...................................................................................................................

                280 Amgen, Inc. (NON)                                                                        17,903

 ...................................................................................................................

                210 BioChem Pharma, Inc. (Canada) (NON)                                                       6,720

 ...................................................................................................................

                580 Biovail Corporation (Canada) (NON)                                                       22,527

 ...................................................................................................................

                460 Cephalon, Inc. (NON)                                                                     29,124

 ...................................................................................................................

                705 Cryolife, Inc. (NON)                                                                     21,326

 ...................................................................................................................

                848 Genentech, Inc. (NON)                                                                    69,112

 ...................................................................................................................

                290 Immunex Corp. (NON)                                                                      11,781

 ...................................................................................................................

                170 Intermune Pharmaceuticals Inc. (NON)                                                      7,586

 ...................................................................................................................

                297 Medimmune, Inc. (NON)                                                                    14,163

 ...................................................................................................................

                240 Sepracor, Inc. (NON)                                                                     19,230

 ...................................................................................................................

                330 Tanox, Inc. (NON)                                                                        12,932

-------------------------------------------------------------------------------------------------------------------

                                                                                                            259,466

-------------------------------------------------------------------------------------------------------------------



Commercial and Consumer Services (3.2%)

 ...................................................................................................................

              2,690 Capita Group PLC (United Kingdom)                                                        20,088

 ...................................................................................................................

                370 Choicepoint, Inc. (NON)                                                                  24,258

 ...................................................................................................................

              1,070 Cintas Corp.                                                                             56,911

 ...................................................................................................................

                520 Corporate Executive Board Co. (NON)                                                      20,678

 ...................................................................................................................

                340 DeVry, Inc. (NON)                                                                        12,835

 ...................................................................................................................

                290 Paychex, Inc.                                                                            14,101

 ...................................................................................................................

                510 Robert Half International, Inc. (NON)                                                    13,515

 ...................................................................................................................

                 70 StorageNetworks, Inc. (NON)                                                               1,737

-------------------------------------------------------------------------------------------------------------------

                                                                                                            164,123

-------------------------------------------------------------------------------------------------------------------



Communications Equipment (8.5%)

 ...................................................................................................................

              1,018 Brocade Communications Systems (NON)                                                     93,465

 ...................................................................................................................

              1,450 Cisco Systems, Inc. (NON)                                                                55,463

 ...................................................................................................................

                575 Comverse Technology, Inc. (NON)                                                          62,459

 ...................................................................................................................

                163 Corning, Inc.                                                                             8,608

 ...................................................................................................................

                230 Efficient Networks, Inc. (NON)                                                            3,278

 ...................................................................................................................

                270 Extreme Networks, Inc. (NON)                                                             10,564

 ...................................................................................................................

                387 Juniper Networks, Inc. (NON)                                                             48,786

 ...................................................................................................................

              1,360 Nokia Oyj AB Class A, (Finland)                                                          60,634

 ...................................................................................................................

                336 Nokia Oyj ADR (Finland)                                                                  14,616

 ...................................................................................................................

                125 Polycom, Inc. (NON)                                                                       4,023

 ...................................................................................................................

                120 Powerwave Technologies, Inc. (NON)                                                        7,020

 ...................................................................................................................

                296 QUALCOMM, Inc. (NON)                                                                     24,328

 ...................................................................................................................

                568 Redback Networks, Inc. (NON)                                                             23,288

 ...................................................................................................................

                635 Sonus Networks, Inc. (NON)                                                               16,034

-------------------------------------------------------------------------------------------------------------------

                                                                                                            432,566

-------------------------------------------------------------------------------------------------------------------



Computers (0.8%)

 ...................................................................................................................

                980 Convera Corp. (NON)                                                                      17,395

 ...................................................................................................................

                260 Inrange Technologies Corp. (NON)                                                          4,404

 ...................................................................................................................

              1,300 Parametric Technology Corp. (NON)                                                        17,469

-------------------------------------------------------------------------------------------------------------------

                                                                                                             39,268

-------------------------------------------------------------------------------------------------------------------



Computer Hardware (1.4%)

 ...................................................................................................................

                529 EMC Corp. (NON)                                                                          35,179

 ...................................................................................................................

                367 Network Appliance, Inc. (NON)                                                            23,557

 ...................................................................................................................

                425 Sun Microsystems, Inc. (NON)                                                             11,847

-------------------------------------------------------------------------------------------------------------------

                                                                                                             70,583

-------------------------------------------------------------------------------------------------------------------



Computer Services (1.2%)

 ...................................................................................................................

                805 Checkfree Corp. (NON)                                                                    34,213

 ...................................................................................................................

                430 Jack Henry & Associates, Inc.                                                            26,714

-------------------------------------------------------------------------------------------------------------------

                                                                                                             60,927

-------------------------------------------------------------------------------------------------------------------



Computer Software and Services (1.5%)

 ...................................................................................................................

                395 Ariba, Inc. (NON)                                                                        21,182

 ...................................................................................................................

                734 VeriSign, Inc. (NON)                                                                     54,454

-------------------------------------------------------------------------------------------------------------------

                                                                                                             75,636

-------------------------------------------------------------------------------------------------------------------



Conglomerates (2.5%)

 ...................................................................................................................

                840 Autonation, Inc. (NON)                                                                    5,040

 ...................................................................................................................

              1,617 General Electric Co.                                                                     77,515

 ...................................................................................................................

                834 Tyco International, Ltd.                                                                 46,287

-------------------------------------------------------------------------------------------------------------------

                                                                                                            128,842

-------------------------------------------------------------------------------------------------------------------



Consumer Finance (0.7%)

 ...................................................................................................................

                390 Capital One Financial Corp.                                                              25,667

 ...................................................................................................................

                305 MBNA Corp.                                                                               11,266

-------------------------------------------------------------------------------------------------------------------

                                                                                                             36,933

-------------------------------------------------------------------------------------------------------------------



Consumer Services (0.9%)

 ...................................................................................................................

                380 CDW Computer Centers, Inc. (NON)                                                         10,593

 ...................................................................................................................

                740 Key3media Group (NON)                                                                     9,019

 ...................................................................................................................

                460 TMP Worldwide, Inc. (NON)                                                                25,300

-------------------------------------------------------------------------------------------------------------------

                                                                                                             44,912

-------------------------------------------------------------------------------------------------------------------



Distribution (0.3%)

 ...................................................................................................................

                340 Black Box Corp. (NON)                                                                    16,426

-------------------------------------------------------------------------------------------------------------------



Electrical Equipment (0.1%)

 ...................................................................................................................

                150 Power-One, Inc. (NON)                                                                     5,897

-------------------------------------------------------------------------------------------------------------------



Electronics (3.9%)

 ...................................................................................................................

                240 Avanex Corp. (NON)                                                                       14,295

 ...................................................................................................................

                380 DDi Corp. (NON)                                                                          10,355

 ...................................................................................................................

                225 Emcore Corp. (NON)                                                                       10,575

 ...................................................................................................................

              1,160 Finisar Corp. (NON)                                                                      33,640

 ...................................................................................................................

              1,570 Jabil Circuit, Inc. (NON)                                                                39,839

 ...................................................................................................................

                270 JDS Uniphase Corp. (NON)                                                                 11,256

 ...................................................................................................................

                 26 New Focus, Inc. (NON)                                                                       904

 ...................................................................................................................

                100 Optical Communications

                    Productions, Inc. (NON)                                                                   1,125

 ...................................................................................................................

                140 PerkinElmer, Inc.                                                                        14,700

 ...................................................................................................................

                761 Plexus Corp. (NON)                                                                       23,127

 ...................................................................................................................

                501 Sanmina Corp. (NON)                                                                      38,389

-------------------------------------------------------------------------------------------------------------------

                                                                                                            198,205

-------------------------------------------------------------------------------------------------------------------



Energy (2.4%)

 ...................................................................................................................

                100 BJ Services Co. (NON)                                                                     6,888

 ...................................................................................................................

                390 ENSCO International Inc.                                                                 13,284

 ...................................................................................................................

                730 Global Marine, Inc. (NON)                                                                20,714

 ...................................................................................................................

              1,100 Nabors Industries, Inc. (NON)                                                            65,065

 ...................................................................................................................

                380 National-Oilwell, Inc. (NON)                                                             14,701

-------------------------------------------------------------------------------------------------------------------

                                                                                                            120,652

-------------------------------------------------------------------------------------------------------------------



Engineering & Construction (0.4%)

 ...................................................................................................................

                510 Insituform Technologies, Inc. (NON)                                                      20,336

-------------------------------------------------------------------------------------------------------------------



Entertainment (0.5%)

 ...................................................................................................................

                579 Viacom, Inc. Class B (NON)                                                               27,068

-------------------------------------------------------------------------------------------------------------------



Financial (0.4%)

 ...................................................................................................................

                200 Marschollek, Lautenschlaeger und

                    Partner AG (Germany)                                                                     21,869

-------------------------------------------------------------------------------------------------------------------



Food (0.4%)

 ...................................................................................................................

                230 Krispy Kreme Doughnuts, Inc. (NON)                                                       19,090

-------------------------------------------------------------------------------------------------------------------



Health Care Services (4.3%)

 ...................................................................................................................

                200 Advance Paradigm, Inc. (NON)                                                              9,100

 ...................................................................................................................

                 60 Cardinal Health, Inc.                                                                     5,977

 ...................................................................................................................

                450 Eclipsys Corp. (NON)                                                                     11,025

 ...................................................................................................................

                840 Health Management Assoc., Inc. (NON)                                                     17,430

 ...................................................................................................................

              1,870 HEALTHSOUTH Corp. (NON)                                                                  30,503

 ...................................................................................................................

                230 Invitrogen Corp. (NON)                                                                   19,865

 ...................................................................................................................

                 50 Invitrogen Corp. (acquired 11/15/00,

                    cost $3,000) (RES)                                                                        3,886

 ...................................................................................................................

                710 Province Healthcare Co. (NON)                                                            27,955

 ...................................................................................................................

                100 SonoSite, Inc. (NON)                                                                      1,275

 ...................................................................................................................

              1,009 United Health Group Inc.                                                                 61,926

 ...................................................................................................................

                260 Wellpoint Health Networks, Inc. (NON)                                                    29,965

-------------------------------------------------------------------------------------------------------------------

                                                                                                            218,907

-------------------------------------------------------------------------------------------------------------------



Insurance (1.6%)

 ...................................................................................................................

                510 AFLAC, Inc.                                                                              36,815

 ...................................................................................................................

                253 American International Group, Inc.                                                       24,935

 ...................................................................................................................

                510 Fidelity National Financial, Inc.                                                        18,837

-------------------------------------------------------------------------------------------------------------------

                                                                                                             80,587

-------------------------------------------------------------------------------------------------------------------



Investment Banking/Brokerage (1.4%)

 ...................................................................................................................

                248 Morgan Stanley, Dean Witter & Co.                                                        19,653

 ...................................................................................................................

              1,863 Schwab (Charles) Corp.                                                                   52,862

-------------------------------------------------------------------------------------------------------------------

                                                                                                             72,515

-------------------------------------------------------------------------------------------------------------------



Lodging/Tourism (0.9%)

 ...................................................................................................................

              1,250 Extended Stay America, Inc. (NON)                                                        16,063

 ...................................................................................................................

                460 Four Seasons Hotels, Inc. (Canada)                                                       29,268

-------------------------------------------------------------------------------------------------------------------

                                                                                                             45,331

-------------------------------------------------------------------------------------------------------------------



Manufacturing (1.0%)

 ...................................................................................................................

                990 Shaw Group, Inc. (NON)                                                                   49,500

-------------------------------------------------------------------------------------------------------------------



Media (6.6%)

 ...................................................................................................................

                306 America Online, Inc. (NON)                                                               10,649

 ...................................................................................................................

                600 AT&T Corp. -- Liberty Media Group

                    Class A (NON)                                                                             8,138

 ...................................................................................................................

                805 Citadel Communications Corp. (NON)                                                        9,660

 ...................................................................................................................

                590 Clear Channel Communications, Inc. (NON)                                                 28,578

 ...................................................................................................................

                940 Cox Radio, Inc. Class A (NON)                                                            21,209

 ...................................................................................................................

                289 Echostar Communications Corp. Class A (NON)                                               6,575

 ...................................................................................................................

                970 Entercom Communications Corp. (NON)                                                      33,404

 ...................................................................................................................

                950 Entravision Communications Corp. (NON)                                                   17,456

 ...................................................................................................................

                360 Hispanic Broadcasting Corp. (NON)                                                         9,180

 ...................................................................................................................

              1,550 Infinity Broadcating Corp. Class A (NON)                                                 43,303

 ...................................................................................................................

                670 Information Holdings, Inc. (NON)                                                         15,703

 ...................................................................................................................

                430 Lamar Advertising Co. (NON)                                                              16,595

 ...................................................................................................................

                100 Omnicom Group, Inc.                                                                       8,288

 ...................................................................................................................

              1,060 Radio One, Inc. Class A (NON)                                                            11,329

 ...................................................................................................................

              1,440 Radio One, Inc. Class D (NON)                                                            15,840

 ...................................................................................................................

                580 Regent Communications, Inc. (NON)                                                         3,444

 ...................................................................................................................

                296 Time Warner, Inc.                                                                        15,463

 ...................................................................................................................

                870 Univision Communications, Inc. Class A (NON)                                             35,616

 ...................................................................................................................

              1,350 WestWood One, Inc. (NON)                                                                 26,072

-------------------------------------------------------------------------------------------------------------------

                                                                                                            336,502

-------------------------------------------------------------------------------------------------------------------



Medical Technology (2.9%)

 ...................................................................................................................

                490 Applera Corp-Applied Biosystems Group                                                    46,091

 ...................................................................................................................

                390 Cytyc Corp. (NON)                                                                        24,399

 ...................................................................................................................

                297 Medtronic, Inc.                                                                          17,931

 ...................................................................................................................

                500 Novoste Corp. (NON)                                                                      13,750

 ...................................................................................................................

                880 Stryker Corp.                                                                            44,519

-------------------------------------------------------------------------------------------------------------------

                                                                                                            146,690

-------------------------------------------------------------------------------------------------------------------



Oil & Gas (1.8%)

 ...................................................................................................................

                560 Burlington Resources, Inc.                                                               28,280

 ...................................................................................................................

              1,180 EOG Resources, Inc.                                                                      64,531

-------------------------------------------------------------------------------------------------------------------

                                                                                                             92,811

-------------------------------------------------------------------------------------------------------------------



Pharmaceuticals (3.6%)

 ...................................................................................................................

                545 King Pharmacueticals, Inc. (NON)                                                         28,170

 ...................................................................................................................

                223 Lilly (Eli) & Co.                                                                        20,753

 ...................................................................................................................

                260 Medicis Pharmaceutical Corp. Class A (NON)                                               15,373

 ...................................................................................................................

                120 Merck & Co., Inc.                                                                        11,235

 ...................................................................................................................

              1,210 Pfizer, Inc.                                                                             55,660

 ...................................................................................................................

                335 Pharmacia Corp.                                                                          20,435

 ...................................................................................................................

                660 Shire Pharmaceuticals Group PLC ADR

                    (United Kingdom) (NON)                                                                   30,401

-------------------------------------------------------------------------------------------------------------------

                                                                                                            182,027

-------------------------------------------------------------------------------------------------------------------



Restaurants (0.8%)

 ...................................................................................................................

                980 Starbucks Corp. (NON)                                                                    43,365

-------------------------------------------------------------------------------------------------------------------



Retail (4.1%)

 ...................................................................................................................

              2,210 Bed Bath & Beyond, Inc. (NON)                                                            49,449

 ...................................................................................................................

              1,575 Dollar Tree Stores, Inc. (NON)                                                           38,588

 ...................................................................................................................

                470 Factory 2-U Stores, Inc. (NON)                                                           15,569

 ...................................................................................................................

                310 Fastenal Co.                                                                             17,011

 ...................................................................................................................

                230 Home Depot, Inc. (The)                                                                   10,508

 ...................................................................................................................

                390 Kohls Corp. (NON)                                                                        23,790

 ...................................................................................................................

                490 Rent-A-Center, Inc. (NON)                                                                16,905

 ...................................................................................................................

                820 Tiffany & Co.                                                                            25,933

 ...................................................................................................................

                208 Wal-Mart Stores, Inc.                                                                    11,050

-------------------------------------------------------------------------------------------------------------------

                                                                                                            208,803

-------------------------------------------------------------------------------------------------------------------



Schools (0.9%)

 ...................................................................................................................

                160 Apollo Group, Inc. Class A (NON)                                                          7,870

 ...................................................................................................................

                295 Learning Tree International, Inc. (NON)                                                  14,603

 ...................................................................................................................

                625 SmartForce Public Limited Co. ADR

                    (Ireland) (NON)                                                                          23,477

-------------------------------------------------------------------------------------------------------------------

                                                                                                             45,950

-------------------------------------------------------------------------------------------------------------------



Semiconductor (8.4%)

 ...................................................................................................................

                570 Alpha Industries, Inc. (NON)                                                             21,090

 ...................................................................................................................

                630 Applied Micro Circuits Corp. (NON)                                                       47,280

 ...................................................................................................................

                580 Emulex Corp. (NON)                                                                       46,364

 ...................................................................................................................

                455 Exar Corp. (NON)                                                                         14,098

 ...................................................................................................................

                390 GlobeSpan, Inc. (NON)                                                                    10,725

 ...................................................................................................................

                519 Intel Corp.                                                                              15,602

 ...................................................................................................................

                 20 JNI Corp. (NON)                                                                             454

 ...................................................................................................................

                770 Linear Technology Corp.                                                                  35,613

 ...................................................................................................................

                340 Marvell Technology Group Ltd. (NON)                                                       7,459

 ...................................................................................................................

              1,656 Maxim Integrated Products, Inc. (NON)                                                    79,178

 ...................................................................................................................

                370 Micrel, Inc. (NON)                                                                       12,464

 ...................................................................................................................

                330 Microchip Technology, Inc. (NON)                                                          7,239

 ...................................................................................................................

                159 PMC - Sierra, Inc. (NON)                                                                 12,501

 ...................................................................................................................

                411 QLogic Corp. (NON)                                                                       31,647

 ...................................................................................................................

                460 Semtech Corp. (NON)                                                                      10,149

 ...................................................................................................................

                630 Sipex Corp. (NON)                                                                        15,081

 ...................................................................................................................

                390 Transmeta Corp. (NON)                                                                     9,165

 ...................................................................................................................

                440 TranSwitch Corp. (NON)                                                                   17,215

 ...................................................................................................................

                273 Vitesse Semiconductor Corp. (NON)                                                        15,100

 ...................................................................................................................

                460 Xilinx, Inc. (NON)                                                                       21,218

-------------------------------------------------------------------------------------------------------------------

                                                                                                            429,642

-------------------------------------------------------------------------------------------------------------------



Semiconductor Production Equipment (0.2%)

 ...................................................................................................................

                280 LAM Research Corp. (NON)                                                                  4,060

 ...................................................................................................................

                580 LTX Corp. (NON)                                                                           7,513

-------------------------------------------------------------------------------------------------------------------

                                                                                                             11,573

-------------------------------------------------------------------------------------------------------------------



Software (13.3%)

 ...................................................................................................................

                310 Advent Software, Inc. (NON)                                                              12,419

 ...................................................................................................................

                640 Agile Software Corp. (NON)                                                               31,600

 ...................................................................................................................

                150 Amdocs Ltd. (NON)                                                                         9,938

 ...................................................................................................................

                170 Art Technology Group, Inc. (NON)                                                          5,196

 ...................................................................................................................

                630 BEA Systems, Inc. (NON)                                                                  42,407

 ...................................................................................................................

                300 Blue Martini Software, Inc. (NON)                                                         3,975

 ...................................................................................................................

                390 Click Commerce, Inc. (NON)                                                                8,141

 ...................................................................................................................

                762 E.piphany, Inc. (NON)                                                                    41,100

 ...................................................................................................................

                490 Electronic Arts, Inc. (NON)                                                              20,886

 ...................................................................................................................

                869 I2 Technologies, Inc. (NON)                                                              47,252

 ...................................................................................................................

              1,050 Informatica Corp. (NON)                                                                  41,541

 ...................................................................................................................

                210 Internet Security Systems, Inc. (NON)                                                    16,472

 ...................................................................................................................

                400 Interwoven, Inc. (NON)                                                                   26,375

 ...................................................................................................................

                450 Macromedia, Inc. (NON)                                                                   27,338

 ...................................................................................................................

                200 Manugistics Group, Inc. (NON)                                                            11,400

 ...................................................................................................................

                 80 McData Corp. (NON)                                                                        4,380

 ...................................................................................................................

                420 Micromuse, Inc. (NON)                                                                    25,351

 ...................................................................................................................

                545 Microsoft Corp. (NON)                                                                    23,639

 ...................................................................................................................

                450 Netegrity, Inc. (NON)                                                                    24,469

 ...................................................................................................................

                 68 NETIQ Corp. (NON)                                                                         5,942

 ...................................................................................................................

                697 Openwave Systems, Inc. (NON)                                                             33,412

 ...................................................................................................................

                192 Oracle Corp. (NON)                                                                        5,580

 ...................................................................................................................

                530 Peregrine Systems, Inc. (NON)                                                            10,468

 ...................................................................................................................

                260 Portal Software, Inc. (NON)                                                               2,039

 ...................................................................................................................

                473 Quest Software, Inc. (NON)                                                               13,274

 ...................................................................................................................

                264 SERENA Software, Inc. (NON)                                                               9,038

 ...................................................................................................................

                300 Siebel Systems, Inc. (NON)                                                               20,288

 ...................................................................................................................

              1,157 VERITAS Software Corp. (NON)                                                            101,238

 ...................................................................................................................

                980 Vignette Corp. (NON)                                                                     17,640

 ...................................................................................................................

                390 webMethods, Inc. (NON)                                                                   34,686

-------------------------------------------------------------------------------------------------------------------

                                                                                                            677,484

-------------------------------------------------------------------------------------------------------------------



Telecommunications (3.4%)

 ...................................................................................................................

                330 Allegiance Telecom, Inc. (NON)                                                            7,347

 ...................................................................................................................

              1,735 Asia Global Crossing Ltd. (NON)                                                          11,386

 ...................................................................................................................

                360 Focal Communications Corp. (NON)                                                          2,520

 ...................................................................................................................

                470 Global Crossing Ltd. (NON)                                                                6,726

 ...................................................................................................................

              2,070 McLeodUSA, Inc. Class A (NON)                                                            29,239

 ...................................................................................................................

              1,970 Metromedia Fiber Network, Inc. Class A (NON)                                             19,945

 ...................................................................................................................

                260 Nextel Communications, Inc. Class A (NON)                                                 6,435

 ...................................................................................................................

                130 Research in Motion Ltd. (Canada) (NON)                                                   10,400

 ...................................................................................................................

                211 SBA Communications Corp. (NON)                                                            8,664

 ...................................................................................................................

                530 Sprint Corp. (PCS Group) (NON)                                                           10,832

 ...................................................................................................................

                210 Time Warner Telecom, Inc. (NON)                                                          13,322

 ...................................................................................................................

                520 TyCom, Ltd. (Bermuda) (NON)                                                              11,635

 ...................................................................................................................

              1,894 XO Communications, Inc. (NON)                                                            33,737

-------------------------------------------------------------------------------------------------------------------

                                                                                                            172,188

-------------------------------------------------------------------------------------------------------------------

                    Total Common Stocks

                    (cost $5,494,782)                                                               $     4,747,699

-------------------------------------------------------------------------------------------------------------------



PREFERRED STOCKS (0.5%) (a) (cost $32,765)

-------------------------------------------------------------------------------------------------------------------

   Number of Shares                                                                                           Value

 ...................................................................................................................

                230 Marschollek, Lautenschlaeger und

                    Partner AG DEM $3.05 pfd. (Germany)                                             $        25,150

-------------------------------------------------------------------------------------------------------------------



SHORT-TERM INVESTMENTS (8.1%) (a)

-------------------------------------------------------------------------------------------------------------------

   Principal Amount                                                                                           Value

 ...................................................................................................................

   $        206,000 Interest in $951,125,000 joint repurchase

                    agreement dated December 29, 2000

                    with Goldman Sachs & Co. due

                    January 1, 2001with respect to various

                    U.S. Government obligations -- maturity

                    value of $206,147 for an effective yield

                    of 6.42%                                                                        $       206,000

 ...................................................................................................................

   $        206,000 Interest in $500,000,000 joint repurchase

                    agreement dated December 29, 2000

                    with Lehman Brothers Inc. due

                    January 1, 2001with respect to various

                    U.S. Government obligations -- maturity

                    value of $206,149 for an effective yield

                    of 6.50%                                                                        $       206,000

-------------------------------------------------------------------------------------------------------------------

                    Total Short-Term Investments

                    (cost $412,000)                                                                 $       412,000

-------------------------------------------------------------------------------------------------------------------

                    Total Investments

                    (cost $5,939,547) (b)                                                           $     5,184,849

-------------------------------------------------------------------------------------------------------------------



See page 151 for Notes to the Portfolios.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.










PUTNAM VARIABLE TRUST



Notes to the Portfolios

December 31, 2000



  (a) Percentages indicated are based on net assets.



(NON) Non-income-producing security.



(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.



(POR) A portion of the income will be received in additional securities.



(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 1% of each fund's net assets.



(PIK) Income may be received in cash or additional securities at the discretion of the issuer.



(REL) BiPop-Carire SpA is involved in a joint venture with Putnam

      Investments.



(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam

      VT Diversified Income Fund, Putnam VT George Putnam Fund, Putnam VT

      Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam

      VT Health Sciences Fund, Putnam VT Income Fund, Putnam VT Investors

      Fund, Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth

      Fund, Putnam VT Research Fund, Putnam VT Utilities Growth & Income

      Fund, Putnam VT Vista Fund, Putnam VT New Value Fund, Putnam VT High

      Yield Fund and Putnam VT Voyager Fund at December 31, 2000.



(FWC/WIS) When-issued and delayed delivery securities (Note 1).



  (R) Real Estate Investment Trust.



144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.



ADR or GDR after the name of a foreign holding stands for American

Depositary Receipt, or Global Depositary Receipts, respectively,

representing ownership of foreign securities on deposit with a custodian bank.



TBA after the name of a security represents to be announced securities

(Note 1).



FLIRB represents Front Loaded Interest Reduction Bond.



The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN)

are the current interest rates at December 31, 2000, which are subject to change based on the terms of the security.



(b)(a) See footnote 1 to financial statements on page 193.



   (b) On December 31, 2000, the composition of unrealized appreciation and

       (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:





                                                                                                  Federal Tax

                                                 Appreciation    Depreciation             Net            Cost

                                              ---------------  --------------  --------------  --------------


Putnam VT American Government Income Fund            $540,106            $834       $539,272  $    24,606,840

Putnam VT Asia Pacific Growth Fund                  4,391,564      30,986,985    (26,595,421)     147,913,026

Putnam VT Capital Appreciation Fund                   111,712         127,003        (15,291)       3,352,078

Putnam VT Diversified Income Fund                  11,914,202      78,356,700    (66,442,498)     687,579,817

Putnam VT The George Putnam Fund of Boston         40,495,406      15,354,740     25,140,666      374,514,127

Putnam VT Global Asset Allocation Fund             90,096,717      58,346,207     31,750,510      799,844,980

Putnam VT Global Growth Fund                      111,093,580     293,338,959   (182,245,379)   2,301,078,804

Putnam VT Growth and Income Fund                2,048,749,150     667,753,815  1,380,995,335    7,801,988,498

Putnam VT Growth Opportunites Fund                  2,320,164      25,495,675    (23,175,511)     140,432,580

Putnam VT Health Sciences Fund                    153,718,079      10,503,098    143,214,981      460,358,609

Putnam VT High Yield Fund                           9,729,896     216,049,183   (206,319,287)     936,644,078

Putnam VT Income Fund                              16,589,212      30,169,642    (13,580,430)     938,368,025

Putnam VT International Growth Fund                99,391,137      80,709,164     18,681,973      857,359,519

Putnam VT International Growth and Income Fund     47,376,735      30,177,058     17,199,677      412,856,997

Putnam VT International New Opportunities Fund     27,782,958      38,549,357    (10,766,399)     482,804,842

Putnam VT Investors Fund                          193,507,749      90,481,838    103,025,911    1,082,298,780

Putnam VT Money Market Fund                                --              --             --      702,666,272

Putnam VT New Opportunities Fund                1,469,123,625     846,729,276    622,394,349    4,554,715,825

Putnam VT New Value Fund                           56,970,346      20,497,002     36,473,344      297,179,826

Putnam VT OTC & Emerging Growth Fund               38,605,413     126,063,473    (87,458,060)     380,134,955

Putnam VT Research Fund                            26,235,664      29,695,279     (3,459,615)     315,449,407

Putnam VT Small Cap Value Fund                     17,921,088       5,686,614     12,234,474       78,524,054

Putnam VT Technology Fund                             705,232      10,430,349     (9,725,117)      38,595,851

Putnam VT Utilities Growth and Income Fund        310,611,855      61,866,986    248,744,869      750,311,456

Putnam VT Vista Fund                              160,457,369     166,787,717     (6,330,348)   1,061,876,605

Putnam VT Voyager Fund                          1,503,660,136     550,495,593    953,164,543    6,699,544,910

Putnam VT Voyager II Fund                              94,410         979,464       (885,054)       6,069,903
















PUTNAM VARIABLE TRUST



Statement of Assets and Liabilities

----------------------------------------------------------------------------------------------------------------------------

December 31, 2000



                                               Putnam VT                         Putnam VT                         Putnam VT

                                                American        Putnam VT          Capital        Putnam VT       The George

                                              Government     Asia Pacific     Appreciation      Diversified      Putnam Fund

                                             Income Fund      Growth Fund             Fund      Income Fund        of Boston

----------------------------------------------------------------------------------------------------------------------------


Assets

Investments in securities, at value

(Note 1)                                 $    22,065,112  $   112,391,605  $     3,325,787  $   581,860,319  $   381,174,793

Repurchase agreements, at value

(Note 1)                                       3,081,000        8,926,000           11,000       39,277,000       18,480,000

Cash                                                 813               --           36,829          836,987       15,600,393

Foreign currency, at value                            --          643,723               --           18,696               --

Dividends, interest, and other

receivables                                      261,215           74,356            1,682       13,457,899        2,481,460

Receivable for shares of the fund

sold                                             294,319               --            5,318           18,348          505,140

Receivable for securities sold                        --          653,865           73,486          680,374       18,892,871

Receivable for variation margin                       --           10,691               --           47,328               --

Receivable for open swap contracts                    --               --               --          394,137               --

Receivable for open forward currency

contracts                                             --              121               --        4,165,001               --

Receivable for closed forward

currency contracts                                    --               --               --           37,327               --

Foreign tax reclaim                                   --               --               --               --               --

 ............................................................................................................................

Total assets                                  25,702,459      122,700,361        3,454,102      640,793,416      437,134,657

 ............................................................................................................................



Liabilities

Payable to subcustodian (Note 2)                      --          532,070               --               --               --

Payable for variation margin                          --               --              529               --            9,100

Payable for securities purchased                      --          218,986          185,657       28,197,544       36,613,577

Payable for shares of the fund

repurchased                                           --        9,141,303           17,278          180,751               --

Payable for compensation of Manager

(Note 2)                                          13,880          266,963            1,632        1,038,834          616,672

Payable for investor servicing and

custodian fees (Note 2)                            4,745           80,970              517          125,818           73,272

Payable for compensation of Trustees

(Note 2)                                              46           17,788               66           28,063            5,977

Payable for administrative services

(Note 2)                                              10            1,631               40            4,805            1,536

Payable for distribution fees

(Note 2)                                             879            1,175               83            8,488           11,521

Payable for open forward currency

contracts                                             --            5,259               --        4,575,087               --

Payable for closed forward currency

contracts                                             --          139,456               --           53,918               --

Other accrued expenses                               859            2,703              900            5,207            2,374

 ............................................................................................................................

Total liabilities                                 20,419       10,408,304          206,702       34,218,515       37,334,029

 ............................................................................................................................

Net assets                               $    25,682,040  $   112,292,057  $     3,247,400  $   606,574,901  $   399,800,628

 ............................................................................................................................



Represented by:

Paid-in capital (Notes 1, 4 and 5)       $    25,127,221  $   114,706,358  $     3,446,806  $   692,781,140  $   373,474,633

Undistributed net investment

income/Distributions in excess of

net investment income (Note 1)                        --          (21,017)              --       43,520,911       11,818,162

Accumulated net realized gain (loss)

on investments and foreign currency

transactions (Note 1)                             14,686       18,263,832         (260,816)     (65,704,515)     (14,083,402)

Net unrealized appreciation

(depreciation) of investments and

assets and liabilities in foreign

currencies                                       540,133      (20,657,116)          61,410      (64,022,635)      28,591,235

 ............................................................................................................................

Total -- Representing net assets

applicable to capital shares

outstanding                              $    25,682,040  $   112,292,057  $     3,247,400  $   606,574,901  $   399,800,628

 ............................................................................................................................



Computation of net asset value Class

IA

Net Assets                               $    17,992,422  $   105,372,669  $     2,258,116  $   537,742,544  $   305,564,130

Number of shares outstanding                   1,653,798       11,322,533          249,241       58,750,492       27,880,912

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         10.88  $          9.31  $          9.06  $          9.15  $         10.96



Computation of net asset value Class

IB

Net Assets                               $     7,689,618  $     6,919,388  $       989,284  $    68,832,357  $    94,236,498

Number of shares outstanding                     707,275          746,562          109,178        7,556,022        8,613,718

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         10.87  $          9.27  $          9.06  $          9.11  $         10.94

 ............................................................................................................................

Cost of investments, including

repurchase agreements (Note 1)           $    24,605,979  $   141,988,550  $     3,290,689  $   685,515,914  $   371,055,979

Cost of foreign currency (Note 1)                     --          635,336               --           14,661               --

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FININCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Assets and Liabilities

(continued)

----------------------------------------------------------------------------------------------------------------------------

December 31, 2000

                                                                                                  Putnam VT

                                               Putnam VT        Putnam VT        Putnam VT           Growth        Putnam VT

                                            Global Asset    Global Growth       Growth and    Opportunities  Health Sciences

                                         Allocation Fund             Fund      Income Fund             Fund             Fund

----------------------------------------------------------------------------------------------------------------------------


Assets

Investments in securities, at value

(Note 1)                                 $   789,499,490  $ 2,110,617,425  $ 9,118,995,833  $   113,219,069  $   585,268,590

Repurchase agreements, at value

(Note 1)                                      42,096,000        8,216,000       63,988,000        4,038,000       18,305,000

Cash                                           7,426,398        7,439,278               --          101,094           12,054

Foreign currency, at value                     5,184,497           24,049               --               --               --

Dividends, interest, and other

receivables                                    5,879,522        1,399,012       11,776,742           37,038        1,773,601

Receivable for shares of the fund

sold                                              49,672          190,414               --          585,957          444,157

Receivable for securities sold                18,887,922       54,782,544       20,302,459          521,528        1,059,577

Receivable for variation margin                  769,061               --               --               --               --

Receivable for open forward currency

contracts                                      7,633,954               --               --               --               --

Receivable for closed forward

currency contracts                               476,021               --               --               --               --

Foreign tax reclaim                               80,057          104,766            5,918               --            6,801

 ............................................................................................................................

Total assets                                 877,982,594    2,182,773,488    9,215,068,952      118,502,686      606,869,780

 ............................................................................................................................



Liabilities

Payable to subcustodian (Note 2)                      --               --        2,325,496               --               --

Payable for variation margin                          --               --          313,875               --           81,522

Payable for securities purchased              29,759,881       53,217,729        7,157,677          149,211               --

Payable for shares of the fund

repurchased                                      648,278        2,890,150        4,889,565               --               --

Payable for compensation of Manager

(Note 2)                                       1,399,963        3,968,412       10,436,925          212,751          968,532

Payable for investor servicing and

custodian fees (Note 2)                          308,875          698,306          624,528           39,893          107,080

Payable for compensation of Trustees

(Note 2)                                          50,161           97,781          140,685               --            7,051

Payable for administrative services

(Note 2)                                           4,788            7,161            8,239              740            3,212

Payable for distribution fees

(Note 2)                                           2,322           13,278           62,302            5,161           12,907

Payable for open forward currency

contracts                                      6,369,824               --               --               --               --

Payable for closed forward currency

contracts                                          6,340               --               --               --               --

TBA sales commitments, at value                5,307,533               --               --               --               --

Other accrued expenses                             5,865            8,741           22,288            1,239            3,389

 ............................................................................................................................

Total liabilities                             43,863,830       60,901,558       25,981,580          408,995        1,183,693

 ............................................................................................................................

Net assets                               $   834,118,764  $ 2,121,871,930  $ 9,189,087,372  $   118,093,691  $   605,686,087

 ............................................................................................................................



Represented by:

Paid-in capital (Notes 1, 4 and 5)       $   714,943,694  $ 1,901,040,321  $ 7,563,167,532  $   156,144,838  $   478,903,278

Undistributed net investment income

(loss) (Note 1)                                6,615,993               --      144,090,736               --          171,459

Accumulated net realized gain (loss)

on investments and foreign currency

transactions (Note 1)                         76,899,749      365,217,792       (6,026,544)     (17,711,574)     (20,312,136)

Net unrealized appreciation

(depreciation) of investments and

assets and liabilities in foreign

currencies                                    35,659,328     (144,386,183)   1,487,855,648      (20,339,573)     146,923,486

 ............................................................................................................................

Total -- Representing net assets

applicable to capital shares

outstanding                              $   834,118,764  $ 2,121,871,930  $ 9,189,087,372  $   118,093,691  $   605,686,087

 ............................................................................................................................



Computation of net asset value Class

IA

Net Assets                               $   815,134,946  $ 2,018,742,554  $ 8,675,871,629  $    77,021,921  $   497,694,689

Number of shares outstanding                  48,923,777      111,534,353      335,615,929        9,873,722       34,053,800

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         16.66  $         18.10  $         25.85  $          7.80  $         14.61



Computation of net asset value Class

IB

Net Assets                               $    18,983,818  $   103,129,376  $   513,215,743  $    41,071,770  $   107,991,398

Number of shares outstanding                   1,138,706        5,722,143       19,922,008        5,272,795        7,404,609

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         16.67  $         18.02  $         25.76  $          7.79  $         14.58

 ............................................................................................................................

Cost of investments, including

repurchase agreements (Note 1)           $   793,375,206  $ 2,263,210,549  $ 7,695,218,760  $   137,596,642  $   456,729,424

Cost of foreign currency (Note 1)              5,011,337           36,488               --               --               --

Proceeds receivable on TBA sales

commitments                                    5,295,896               --               --               --               --

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FININCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Assets and Liabilities

(continued)

----------------------------------------------------------------------------------------------------------------------------

December 31, 2000



                                                                                 Putnam VT        Putnam VT        Putnam VT

                                               Putnam VT                     International    International International New

                                              High Yield        Putnam VT           Growth       Growth and    Opportunities

                                                    Fund      Income Fund             Fund      Income Fund             Fund

----------------------------------------------------------------------------------------------------------------------------


Assets

Investments in securities, at value

(Note 1)                                 $   680,095,791  $   835,966,595  $   855,441,492  $   417,755,674  $   441,072,443

Repurchase agreements, at value

(Note 1)                                      50,229,000       88,821,000       20,600,000       12,301,000       30,966,000

Cash                                           1,388,183       36,021,573          151,316               --        1,043,934

Foreign currency, at value                            --               --       34,760,792          474,493          299,094

Dividends, interest, and other

receivables                                   18,433,969       11,283,726          429,902          604,983          260,660

Receivable for shares of the fund

sold                                              47,931           76,075               --           69,350          134,393

Receivable for securities sold                   322,128      100,218,409        2,200,833        1,928,631        5,529,911

Receivable for variation margin                    3,250               --               --               --               --

Receivable for open swap contracts             1,101,149               --               --               --               --

Receivable for open forward currency

contracts                                             --               --               --        3,063,031               --

Receivable for closed forward

currency contracts                                    --               --               --               --               --

Foreign tax reclaim                                   --               --          335,957          293,806           39,789

 ............................................................................................................................

Total assets                                 751,621,401    1,072,387,378      913,920,292      436,490,968      479,346,224

 ............................................................................................................................



Liabilities

Payable to subcustodian (Note 2)                      --           21,723               --            5,765               --

Payable for variation margin                          --           33,938               --               --               --

Payable for securities purchased               1,981,881      208,467,085       12,125,358        3,022,243       24,486,682

Payable for shares of the fund

repurchased                                      589,149          282,179        5,344,145        1,220,506       13,268,173

Payable for compensation of Manager

(Note 2)                                       1,277,692        1,301,036        1,633,669          827,909        1,168,947

Payable for investor servicing and

custodian fees (Note 2)                          102,840           96,099          493,399           88,450          275,129

Payable for compensation of Trustees

(Note 2)                                          77,317           49,926           14,168           13,019           11,815

Payable for administrative services

(Note 2)                                           2,507            2,337            2,506            1,715            2,434

Payable for distribution fees

(Note 2)                                           4,638            6,759           24,159            4,471           21,815

Payable for open forward currency

contracts                                             --               --               --          396,248               --

Payable for closed forward currency

contracts                                             --               --               --               --               --

Other accrued expenses                            13,081            4,759            2,549            3,385            3,675

 ............................................................................................................................

Total liabilities                              4,049,105      210,265,841       19,639,953        5,583,711       39,238,670

 ............................................................................................................................

Net assets                               $   747,572,296  $   862,121,537  $   894,280,339  $   430,907,257  $   440,107,554

 ............................................................................................................................

Represented by:

Paid-in capital (Notes 1, 4 and 5)       $ 1,002,570,300  $   858,806,772  $   780,568,451  $   386,722,025  $   523,773,065

Undistributed net investment

income/Distributions in excess of

net investment income (Note 1)                97,449,112       60,925,108       (1,535,746)      (1,710,046)              --

Accumulated net realized gain (loss)

on investments and foreign currency

transactions (Note 1)                       (150,917,000)     (43,425,728)      87,965,585       20,995,521      (91,108,873)

Net unrealized appreciation

(depreciation) of investments and

assets and liabilities in foreign

currencies                                  (201,530,116)     (14,184,615)      27,282,049       24,899,757        7,443,362

 ............................................................................................................................

Total -- Representing net assets

applicable to capital shares

outstanding                              $   747,572,296  $   862,121,537  $   894,280,339  $   430,907,257  $   440,107,554

 ............................................................................................................................



Computation of net asset value Class

IA

Net Assets                               $   709,533,755  $   806,452,098  $   696,526,687  $   393,972,914  $   255,447,470

Number of shares outstanding                  78,997,082       63,965,897       39,303,989       29,656,814       18,636,565

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $          8.98  $         12.61  $         17.72  $         13.28  $         13.71



Computation of net asset value Class

IB

Net Assets                               $    38,038,541  $    55,669,439  $   197,753,652  $    36,934,343  $   184,660,084

Number of shares outstanding                   4,241,147        4,425,161       11,189,147        2,787,665       13,512,501

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $          8.97  $         12.58  $         17.67  $         13.25  $         13.67

 ............................................................................................................................

Cost of investments, including

repurchase agreements (Note 1)           $   933,101,968  $   938,225,834  $   850,549,347  $   407,810,331  $   464,594,116

Cost of foreign currency (Note 1)                     --               --       32,973,414          492,538          305,983

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FININCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Assets and Liabilities

(continued)

----------------------------------------------------------------------------------------------------------------------------

December 31, 2000



                                               Putnam VT        Putnam VT        Putnam VT        Putnam VT        Putnam VT

                                               Investors            Money New Opportunities       New Value   OTC & Emerging

                                                    Fund      Market Fund             Fund             Fund      Growth Fund

----------------------------------------------------------------------------------------------------------------------------


Assets

Investments in securities, at value

(Note 1)                                 $ 1,142,079,691  $   702,666,272  $ 5,177,110,174  $   321,447,170  $   271,749,895

Repurchase agreements, at value

(Note 1)                                      43,245,000               --               --       12,206,000       20,927,000

Cash                                           2,364,620          130,387       50,913,032           22,714          146,870

Foreign currency, at value                            --               --               --               --               --

Dividends, interest, and other

receivables                                      703,046        2,651,483          852,883          683,598            7,686

Receivable for shares of the fund

sold                                             488,207       34,672,562          301,586          208,789               --

Receivable for securities sold                22,066,463               --       16,189,494        3,881,892        2,741,394

Receivable for variation margin                       --               --               --               --          270,219

Receivable for open forward currency

contracts                                             --               --               --               --               --

Receivable for closed forward

currency contracts                                    --               --               --               --               --

Foreign tax reclaim                                   --               --               --            5,952               --

 ............................................................................................................................

Total assets                               1,210,947,027      740,120,704    5,245,367,169      338,456,115      295,843,064

 ............................................................................................................................



Liabilities

Payable to subcustodian (Note 2)                      --               --               --               --               --

Payable for variation margin                     413,672               --        1,837,067           15,327               --

Payable for securities purchased              23,582,008               --        7,545,541        4,127,876        2,586,615

Payable for shares of the fund

repurchased                                      130,249               --        2,693,340               --          348,112

Payable for compensation of Manager

(Note 2)                                       1,801,545          755,405        8,080,258          525,786          616,489

Payable for investor servicing and

custodian fees (Note 2)                          148,441          109,558          527,421           33,784          106,525

Payable for compensation of Trustees

(Note 2)                                           8,509           14,690          153,997            9,271            6,561

Payable for administrative services

(Note 2)                                           8,278            2,146            8,003            1,536            1,638

Payable for distribution fees

(Note 2)                                          35,147           11,450           29,903            3,667            9,536

Payable for open forward currency

contracts                                             --               --               --               --               --

Payable for closed forward currency

contracts                                             --               --               --               --               --

Other accrued expenses                             8,397            3,176           16,381            2,855            3,444

 ............................................................................................................................

Total liabilities                             26,136,246          896,425       20,891,911        4,720,102        3,678,920

 ............................................................................................................................

Net assets                               $ 1,184,810,781  $   739,224,279  $ 5,224,475,258  $   333,736,013  $   292,164,144

 ............................................................................................................................



Represented by:

Paid-in capital (Notes 1, 4 and 5)       $ 1,216,300,150  $   739,224,279  $ 3,851,968,729  $   282,127,765  $   511,279,021

Undistributed net investment income

(loss) (Note 1)                                  617,303               --               --        4,657,655               --

Accumulated net realized gain (loss)

on investments and foreign currency

transactions (Note 1)                       (142,888,833)              --      740,052,820        6,189,384     (136,116,712)

Net unrealized appreciation

(depreciation) of investments and

assets and liabilities in foreign

currencies                                   110,782,161               --      632,453,709       40,761,209      (82,998,165)

 ............................................................................................................................

Total -- Representing net assets

applicable to capital shares

outstanding                              $ 1,184,810,781  $   739,224,279  $ 5,224,475,258  $   333,736,013  $   292,164,144

 ............................................................................................................................



Computation of net asset value Class

IA

Net Assets                               $   905,212,532  $   637,404,617  $ 4,992,696,210  $   302,929,610  $   217,797,470

Number of shares outstanding                  73,260,161      637,404,617      167,028,472       22,413,420       19,685,629

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         12.36  $          1.00  $         29.89  $         13.52  $         11.06



Computation of net asset value Class

IB

Net Assets                               $   279,598,249  $   101,819,662  $   231,779,048  $    30,806,403  $    74,366,674

Number of shares outstanding                  22,704,726      101,819,662        7,786,138        2,284,061        6,741,221

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         12.31  $          1.00  $         29.77  $         13.49  $         11.03

 ............................................................................................................................

Cost of investments, including

repurchase agreements (Note 1)           $ 1,074,370,711  $   702,666,272  $ 4,541,140,842  $   292,878,239  $   375,727,337

Cost of foreign currency (Note 1)                     --               --               --               --               --

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Assets and Liabilities

(continued)

----------------------------------------------------------------------------------------------------------------------------

December 31, 2000



                                               Putnam VT        Putnam VT        Putnam VT        Putnam VT        Putnam VT

                                                Research        Small Cap       Technology Utilities Growth            Vista

                                                    Fund       Value Fund             Fund  and Income Fund             Fund

----------------------------------------------------------------------------------------------------------------------------


Assets

Investments in securities, at value

(Note 1)                                 $   300,363,792  $    84,872,528  $    28,870,734  $   973,665,325  $ 1,016,978,257

Repurchase agreements, at value

(Note 1)                                      11,626,000        5,886,000               --       25,391,000       38,568,000

Cash                                             206,861           41,412               --       25,059,517        1,008,608

Foreign currency, at value                            --               --               --               --               --

Dividends, interest, and other

receivables                                      356,315           86,770              187        2,991,089          187,826

Receivable for shares of the fund

sold                                                  --          655,042          374,279           32,265               --

Receivable for securities sold                   225,801               --        1,279,715        8,611,621       28,605,634

Receivable for variation margin                       --               --               --               --               --

Receivable for open forward currency

contracts                                             --               --               --               --               --

Receivable for closed forward

currency contracts                                    --               --               --               --               --

Foreign tax reclaim                                1,805               --               --           23,486               --

 ............................................................................................................................

Total assets                                 312,780,574       91,541,752       30,524,915    1,035,774,303    1,085,348,325

 ............................................................................................................................



Liabilities

Payable to subcustodian (Note 2)                      --               --        1,212,373               --               --

Payable for variation margin                     119,969               --               --          208,091          545,843

Payable for securities purchased                 401,992          955,946           21,319               --       17,197,837

Payable for shares of the fund

repurchased                                      250,321          311,277               --          377,468        1,189,498

Payable for compensation of Manager

(Note 2)                                         488,273          147,687           25,779        1,586,963        1,631,539

Payable for investor servicing and

custodian fees (Note 2)                           89,643           50,770           45,440          181,983          153,615

Payable for compensation of Trustees

(Note 2)                                           3,872              546               66           59,951            9,572

Payable for administrative services

(Note 2)                                           1,463            1,895              900            4,933            2,370

Payable for distribution fees

(Note 2)                                          10,976            3,556            1,570            5,758           36,662

Collateral on securities loaned, at

value (Note 1)                                        --               --               --       26,721,863               --

Payable for open forward currency

contracts                                             --               --               --               --               --

Payable for closed forward currency

contracts                                             --               --               --               --               --

Other accrued expenses                               733            1,158            1,135            6,341            7,500

 ............................................................................................................................

Total liabilities                              1,367,242        1,472,835        1,308,582       29,153,351       20,774,436

 ............................................................................................................................

Net assets                               $   311,413,332  $    90,068,917  $    29,216,333  $ 1,006,620,952  $ 1,064,573,889

 ............................................................................................................................



Represented by:

Paid-in capital (Notes 1, 4 and 5)       $   298,970,288  $    77,100,942  $    42,616,579  $   684,559,929  $   973,870,150

Undistributed net investment income

(loss) (Note 1)                                1,086,773            8,863               --       27,203,868               --

Accumulated net realized gain (loss)

on investments and foreign currency

transactions (Note 1)                         13,105,520          394,870       (6,403,259)      45,973,580       85,942,554

Net unrealized appreciation

(depreciation) of investments and

assets and liabilities in foreign

currencies                                    (1,749,249)      12,564,242       (6,996,987)     248,883,575        4,761,185

 ............................................................................................................................

Total -- Representing net assets

applicable to capital shares

outstanding                              $   311,413,332  $    90,068,917  $    29,216,333  $ 1,006,620,952  $ 1,064,573,889

 ............................................................................................................................



Computation of net asset value Class

IA

Net Assets                               $   222,578,885  $    59,482,873  $    16,743,333  $   958,078,014  $   767,549,871

Number of shares outstanding                  15,541,409        4,642,642        2,399,600       52,834,114       39,063,698

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         14.32  $         12.81  $          6.98  $         18.13  $         19.65



Computation of net asset value Class

IB

Net Assets                               $    88,834,447  $    30,586,044  $    12,473,000  $    48,542,938  $   297,024,018

Number of shares outstanding                   6,220,319        2,391,819        1,788,492        2,683,122       15,155,058

Net asset value, offering price and

redemption price per share (net

assets divided by number of shares

outstanding)                             $         14.28  $         12.79  $          6.97  $         18.09  $         19.60

 ............................................................................................................................

Cost of investments, including

repurchase agreements (Note 1)           $   313,651,377  $    78,194,286  $    35,867,721  $   750,156,123  $ 1,050,777,717

Cost of foreign currency (Note 1)                     --               --               --               --               --

Securities on loan at value (Note 1)                  --               --               --       25,814,851               --

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam Variable Trust



Statement of Assets and Liabilities (continued)

--------------------------------------------------------------------------

December 31, 2000

                                                Putnam VT        Putnam VT

                                                  Voyager       Voyager II

                                                     Fund             Fund

--------------------------------------------------------------------------


Assets

Investments in securities, at value

(Note 1)                                  $ 7,624,918,453  $     4,772,849

Repurchase agreements, at value (Note 1)       27,791,000          412,000

Cash                                            3,210,378            6,044

Foreign currency, at value                             --               --

Dividends, interest, and other

receivables                                     4,902,303              919

Receivable for shares of the fund sold                 --          252,811

Receivable for securities sold                250,208,096           29,107

Receivable for variation margin                        --               --

Receivable for open forward currency

contracts                                         124,637               --

Receivable for closed forward currency

contracts                                              --               --

Foreign tax reclaim                               190,283               --

 ..........................................................................

Total assets                                7,911,345,150        5,473,730

 ..........................................................................

Liabilities

Payable to subcustodian (Note 2)                       --               --

Payable for variation margin                    8,579,535               --

Payable for securities purchased               72,743,510          371,206

Payable for shares of the fund

repurchased                                     6,772,738            2,228

Payable for compensation of Manager

(Note 2)                                       10,849,527            2,815

Payable for investor servicing and

custodian fees (Note 2)                           912,822            1,298

Payable for compensation of Trustees

(Note 2)                                          113,461               66

Payable for administrative services

(Note 2)                                            8,391               40

Payable for distribution fees (Note 2)             61,061              189

Payable for open forward currency

contracts                                              --               --

Payable for closed forward currency

contracts                                              --               --

Other accrued expenses                             30,934              900

 ..........................................................................

Total liabilities                             100,071,979          378,742

 ..........................................................................

Net assets                                $ 7,811,273,171  $     5,094,988

 ..........................................................................

Represented by:

Paid-in capital (Notes 1, 4 and 5)        $ 5,379,032,524  $     6,211,774

Undistributed net investment income

(loss) (Note 1)                                 6,466,128               --

Accumulated net realized gain (loss)

on investments and foreign currency

transactions (Note 1)                       1,349,370,075         (362,088)

Net unrealized appreciation

(depreciation) ofinvestments and assets

and liabilities in foreign currencies       1,076,404,444         (754,698)

 ..........................................................................

Total -- Representing net assets

applicable to capital shares

outstanding                               $ 7,811,273,171  $     5,094,988

 ..........................................................................

Computation of net asset value Class IA

Net Assets                                $ 7,326,157,445  $     3,173,796

Number of shares outstanding                  150,071,675          441,808

Net asset value, offering price and

redemption price per share (net assets

divided by number of shares outstanding)  $         48.82  $          7.18

Computation of net asset value Class IB

Net Assets                                $   485,115,726  $     1,921,192

Number of shares outstanding                    9,972,675          267,597

Net asset value, offering price and

redemption price per share (net assets

divided by number of shares outstanding)  $         48.64  $          7.18

 ..........................................................................

Cost of investments, including

repurchase agreements (Note 1)            $ 6,560,350,144  $     5,939,547

Cost of foreign currency (Note 1)                      --               --

--------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















PUTNAM VARIABLE TRUST



Statement of Operations

----------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000

                                               Putnam VT                         Putnam VT                         Putnam VT

                                                American        Putnam VT          Capital        Putnam VT       The George

                                              Government     Asia Pacific     Appreciation      Diversified      Putnam Fund

                                           Income Fund**      Growth Fund         Fund****      Income Fund        of Boston

----------------------------------------------------------------------------------------------------------------------------


Investment income

Dividends                                $            --  $     1,685,495           $4,087  $     2,393,637  $     4,704,428

Interest                                         535,598           40,788            6,641       55,977,698        9,693,792

Less foreign taxes withheld                           --         (139,049)              --                           (19,600)

 ............................................................................................................................

Total investment income                          535,598        1,587,234           10,728       58,371,335       14,378,620

 ............................................................................................................................

Expenses

Compensation of Manager (Note 2)                  53,104        1,436,848            3,908        4,233,874        2,243,874

Investor servicing and custodian fees

(Note 2)                                          11,210          437,673              843          530,967          310,521

Compensation of Trustees (Note 2)                    834           15,369               66           21,519           12,376

Administrative services (Note 2)                      30            4,798               40            9,394            5,979

Distribution fees-Class IB (Note 2)                2,397           12,906              124           70,343           97,581

Reports to Shareholders                               10            1,190               --            2,962            1,722

Auditing                                          21,893           26,423           21,700           57,156           34,137

Legal                                              3,683            6,703               --            9,372            4,968

Other                                                 67            1,275              900            4,801            3,337

Fees waived and reimbursed by Manager

(Note 2)                                         (17,303)              --               --               --               --

 ............................................................................................................................

Total expenses                                    75,925        1,943,185           27,581        4,940,388        2,714,495

 ............................................................................................................................

Expense reduction (Note 2)                        (4,473)        (166,784)            (326)         (79,717)         (82,659)

Net expenses                                      71,452        1,776,401           27,255        4,860,671        2,631,836

 ............................................................................................................................

Net investment income (loss)                     464,146         (189,167)         (16,527)      53,510,664       11,746,784

 ............................................................................................................................

Net realized gain (loss) on

investments (Notes 1 and 3)                      235,787       29,459,508         (260,816)     (21,628,866)     (11,951,307)

Net realized gain (loss) on futures

contracts (Note 1)                                    --          (97,606)              --         (428,770)       2,693,636

Net realized gain (loss) on foreign

currency transactions (Note 1)                        --         (685,697)              --       (6,070,932)              --

Net unrealized appreciation

(depreciation) of assets and

liabilities in foreign currencies

during the period                                     --           (3,044)              --          569,575               --

Net unrealized appreciation

(depreciation) of investments, TBA

sale commitments,swap contracts and

futures during the period                        540,133     (122,853,592)          61,410      (24,753,355)      32,294,386

 ............................................................................................................................

Net gain (loss) on investments                   775,920      (94,180,431)        (199,406)     (52,312,348)      23,036,715

 ............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                $     1,240,066  $   (94,369,598) $      (215,933) $     1,198,316  $    34,783,499

----------------------------------------------------------------------------------------------------------------------------

  ** From February 1, 2000 (commencment of operations) to December 31, 2000.

**** From September 29, 2000 (commencement of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Operations (continued)

----------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000

 ............................................................................................................................

                                                                                                  Putnam VT

                                               Putnam VT        Putnam VT        Putnam VT           Growth        Putnam VT

                                            Global Asset    Global Growth       Growth and    Opportunities  Health Sciences

                                         Allocation Fund             Fund      Income Fund           Fund**             Fund

----------------------------------------------------------------------------------------------------------------------------


Investment income

Dividends                                $     7,162,589  $    10,721,089  $   182,602,215  $       182,891  $     2,202,096

Interest                                      25,114,280        1,819,943        8,327,038          283,216        1,325,211

Less foreign taxes withheld                     (151,341)        (626,616)        (817,649)          (1,306)         (33,073)

 ............................................................................................................................

Total investment income                       32,125,528       11,914,416      190,111,604          464,801        3,494,234

 ............................................................................................................................

Expenses

Compensation of Manager (Note 2)               5,998,263       18,385,648       41,397,674          541,732        2,888,829

Investor servicing and custodian fees

(Note 2)                                       1,139,013        2,521,584        3,219,305           96,485          322,154

Compensation of Trustees (Note 2)                 22,623           61,704           98,790              814           20,237

Administrative services (Note 2)                  12,895           30,792           23,640            2,230            6,296

Distribution fees-Class IB (Note 2)               19,480          108,681          493,726           28,501           88,046

Reports to Shareholders                            3,751            6,863           32,796               --            3,083

Auditing                                          57,795           58,266           49,115           25,699           19,867

Legal                                              8,584           15,467           10,435            5,527            8,480

Other                                              6,536           20,442               --              663            2,859

Fees waived and reimbursed by Manager

(Note 2)                                              --               --               --               --               --

 ............................................................................................................................

Total expenses                                 7,268,940       21,209,447       45,325,481          701,651        3,359,851

 ............................................................................................................................

Expense reduction (Note 2)                      (190,583)        (241,773)        (810,815)         (11,594)         (38,777)

Net expenses                                   7,078,357       20,967,674       44,514,666          690,057        3,321,074

 ............................................................................................................................

Net investment income (loss)                  25,047,171       (9,053,258)     145,596,938         (225,256)         173,160

 ............................................................................................................................

Net realized gain (loss) on

investments (Notes 1 and 3)                   92,819,349      373,326,388       83,822,237      (17,711,574)       4,111,181

Net realized gain (loss) on futures

contracts (Note 1)                           (21,932,425)              --      (27,119,066)              --       (2,294,088)

Net realized gain (loss) on foreign

currency transactions (Note 1)               (18,537,320)         577,757       (6,446,460)              --           (1,016)

Net unrealized appreciation

(depreciation) of assets and

liabilities in foreign currencies

during the period                              2,941,906           (6,228)              --               --           (3,395)

Net unrealized appreciation

(depreciation) of investments, TBA

sale commitments,swap contracts and

futures during the period                   (126,412,315)  (1,281,306,027)     463,119,346      (20,339,573)     115,493,985

 ............................................................................................................................

Net gain (loss) on investments               (71,120,805)    (907,408,110)     513,376,057      (38,051,147)     117,306,667

 ............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                $   (46,073,634) $  (916,461,368) $   658,972,995  $   (38,276,403) $   117,479,827

----------------------------------------------------------------------------------------------------------------------------

   ** From February 1, 2000 (commencment of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Operations (continued)

----------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000

                                                                                 Putnam VT        Putnam VT        Putnam VT

                                               Putnam VT                     International    International International New

                                              High Yield        Putnam VT           Growth       Growth and    Opportunities

                                                    Fund      Income Fund             Fund      Income Fund             Fund

----------------------------------------------------------------------------------------------------------------------------


Investment income

Dividends                                $     7,640,088  $       327,885  $    19,241,258  $     8,709,333  $     1,779,042

Interest                                      98,231,930       65,814,369        2,086,779          935,145        1,289,646

Less foreign taxes withheld                           --               --       (1,129,628)      (1,042,338)        (211,350)

 ............................................................................................................................

Total investment income                      105,872,018       66,142,254       20,198,409        8,602,140        2,857,338

 ............................................................................................................................

Expenses

Compensation of Manager (Note 2)               5,706,860        5,285,439        6,163,237        3,352,431        4,912,426

Investor servicing and custodian fees

(Note 2)                                         506,830          482,725        1,402,998          649,850          965,775

Compensation of Trustees (Note 2)                 55,798           20,760           22,133           16,498           17,450

Administrative services (Note 2)                   7,218            4,781            8,158            4,985            7,219

Distribution fees-Class IB (Note 2)               43,743           51,432          169,329           36,890          201,732

Reports to Shareholders                            4,148            3,233            1,778            2,478            2,727

Auditing                                          50,534           49,697           34,945           27,498           29,497

Legal                                             63,050            9,050           10,576            7,006            8,803

Other                                              6,105            6,114            8,438            2,954            4,173

Fees waived and reimbursed by Manager

(Note 2)                                              --               --               --               --               --

 ............................................................................................................................

Total expenses                                 6,444,286        5,913,231        7,821,592        4,100,590        6,149,802

 ............................................................................................................................

Expense reduction (Note 2)                      (114,373)         (68,709)         (84,401)        (284,091)        (242,740)

Net expenses                                   6,329,913        5,844,522        7,737,191        3,816,499        5,907,062

 ............................................................................................................................

Net investment income (loss)                  99,542,105       60,297,732       12,461,218        4,785,641       (3,049,724)

 ............................................................................................................................

Net realized gain (loss) on

investments (Notes 1 and 3)                  (70,928,078)     (25,698,937)      90,385,142       24,342,848      (90,815,788)

Net realized gain (loss) on futures

contracts (Note 1)                                54,607       (1,219,006)              --         (142,696)              --

Net realized gain (loss) on foreign

currency transactions (Note 1)                    (3,879)              --       (4,260,324)      (3,317,888)       2,032,630

Net unrealized appreciation

(depreciation) of assets and

liabilities in foreign currencies

during the period                                 45,071               --        1,736,023        2,621,995          776,445

Net unrealized appreciation

(depreciation) of investments, TBA

sale commitments, swap contracts and

futures during the period                    (99,295,185)      32,051,399     (179,204,661)     (20,789,946)    (146,708,068)

 ............................................................................................................................

Net gain (loss) on investments              (170,127,464)       5,133,456      (91,343,820)       2,714,313     (234,714,781)

 ............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                $   (70,585,359) $    65,431,188  $   (78,882,602) $     7,499,954  $  (237,764,505)

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Operations (continued)

----------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000

                                               Putnam VT        Putnam VT        Putnam VT        Putnam VT        Putnam VT

                                               Investors            Money New Opportunities       New Value   OTC & Emerging

                                                    Fund      Market Fund             Fund             Fund      Growth Fund

----------------------------------------------------------------------------------------------------------------------------


Investment income

Dividends                                $     6,184,478  $            --  $     7,593,590  $     5,354,940             $245

Interest                                       2,324,353       45,930,423        9,892,346        1,401,905        1,508,571

Less foreign taxes withheld                      (51,109)              --          (84,811)         (25,370)

 ............................................................................................................................

Total investment income                        8,457,722       45,930,423       17,401,125        6,731,475        1,508,816

 ............................................................................................................................

Expenses

Compensation of Manager (Note 2)               6,940,811        3,022,951       36,228,786        1,866,601        2,793,289

Investor servicing and custodian fees

(Note 2)                                         611,394          394,325        2,773,585          198,495          396,668

Compensation of Trustees (Note 2)                 24,518           17,633           72,232           13,150           14,050

Administrative services (Note 2)                  16,436            6,229           31,382            5,968            5,334

Distribution fees-Class IB (Note 2)              313,305           92,922          269,221           26,952          102,553

Reports to Shareholders                            6,594              419           15,693            2,527            3,049

Auditing                                          37,868           35,026           50,657           21,746           21,615

Legal                                             15,174           23,457           34,903            4,600            7,328

Other                                             10,485           68,257           50,737              951            3,887

Fees waived and reimbursed by Manager

(Note 2)                                              --               --               --               --               --

 ............................................................................................................................

Total expenses                                 7,976,585        3,661,219       39,527,196        2,140,990        3,347,773

 ............................................................................................................................

Expense reduction (Note 2)                      (136,166)         (10,533)        (607,688)         (63,401)         (43,694)

Net expenses                                   7,840,419        3,650,686       38,919,508        2,077,589        3,304,079

 ............................................................................................................................

Net investment income (loss)                     617,303       42,279,737      (21,518,383)       4,653,886       (1,795,263)

 ............................................................................................................................

Net realized gain (loss) on

investments (Notes 1 and 3)                 (118,106,286)              --      748,698,037        6,934,969     (135,406,804)

Net realized gain (loss) on futures

contracts (Note 1)                            (6,403,519)              --       (2,792,832)         113,627         (144,756)

Net realized gain (loss) on foreign

currency transactions (Note 1)                        --               --           (2,020)              --               --

Net unrealized appreciation

(depreciation) of assets and

liabilities in foreign currencies

during the period                                     --               --              108               --               --

Net unrealized appreciation

(depreciation) of investments, TBA

sale commitments, swap contracts and

futures during the period                   (124,634,548)              --   (2,600,355,602)      44,618,764     (171,802,617)

 ............................................................................................................................

Net gain (loss) on investments              (249,144,353)              --   (1,854,452,309)      51,667,360     (307,354,177)

 ............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                $  (248,527,050) $    42,279,737  $(1,875,970,692) $    56,321,246  $  (309,149,440)

----------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.












PUTNAM VARIABLE TRUST



Statement of Operations (continued)

----------------------------------------------------------------------------------------------------------------------------

Year ended December 31, 2000

                                               Putnam VT        Putnam VT        Putnam VT        Putnam VT        Putnam VT

                                                Research  Small Cap Value       Technology Utilities Growth            Vista

                                                    Fund             Fund          Fund***  and Income Fund             Fund

----------------------------------------------------------------------------------------------------------------------------


Investment income

Dividends                                $     2,675,337  $       663,188           $2,758  $    27,379,559  $     1,484,524

Interest                                         386,338          151,534           43,029        7,017,481        2,547,828

Less foreign taxes withheld                       (7,024)              --               --         (262,332)              --

 ............................................................................................................................

Total investment income                        3,054,651          814,722           45,787       34,134,708        4,032,352

 ............................................................................................................................

Expenses

Compensation of Manager (Note 2)               1,601,960          389,210          105,160        6,116,528        5,594,039

Investor servicing and custodian fees

(Note 2)                                         263,801          118,149           60,965          559,491          550,662

Compensation of Trustees (Note 2)                 12,106            3,848              664           23,626           17,779

Administrative services (Note 2)                   4,289            3,607              910            9,620            7,755

Distribution fees-Class IB (Note 2)               87,385           25,554            5,837           38,273          256,774

Reports to Shareholders                              124               26              410            4,381            5,147

Auditing                                          20,549           22,911           25,400           30,822           32,750

Legal                                              5,572            4,866            2,968           10,315           14,279

Other                                              2,248              255              164            8,063            6,423

Fees waived and reimbursed by Manager

(Note 2)                                              --               --               --               --               --

 ............................................................................................................................

Total expenses                                 1,998,034          568,426          202,478        6,801,119        6,485,608

 ............................................................................................................................

Expense reduction (Note 2)                       (30,156)          (7,959)          (1,660)         (84,862)        (145,178)

Net expenses                                   1,967,878          560,467          200,818        6,716,257        6,340,430

 ............................................................................................................................

Net investment income (loss)                   1,086,773          254,255         (155,031)      27,418,451       (2,308,078)

 ............................................................................................................................

Net realized gain (loss) on

investments (Notes 1 and 3)                   15,037,424          527,051       (6,403,259)      46,295,197       93,978,062

Net realized gain (loss) on futures

contracts (Note 1)                            (1,449,693)              --               --         (159,431)      (6,683,717)

Net realized gain (loss) on foreign

currency transactions (Note 1)                        --               --               --           21,585               --

Net unrealized appreciation

(depreciation) of assets and

liabilities in foreign currencies

during the period                                     --               --               --          (12,570)              --

Net unrealized appreciation

(depreciation) of investments, TBA

sale commitments, swap contracts and

futures during the period                    (22,990,394)      12,139,542       (6,996,987)      79,377,060     (196,346,819)

 ............................................................................................................................

Net gain (loss) on investments                (9,402,663)      12,666,593      (13,400,246)     125,521,841     (109,052,474)

 ............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                $    (8,315,890) $    12,920,848  $   (13,555,277) $   152,940,292  $  (111,360,552)

----------------------------------------------------------------------------------------------------------------------------

  *** From June 14, 2000 (commencment of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














Putnam Variable Trust



Statement of Operations (continued)

-------------------------------------------------------------------------

Year ended December 31, 2000

                                               Putnam VT        Putnam VT

                                                 Voyager       Voyager II

                                                    Fund             Fund****

-------------------------------------------------------------------------


Investment income

Dividends                               $    33,115,516            $1,326

Interest                                     24,761,008             5,377

Less foreign taxes withheld                    (434,257)               --

 .........................................................................

Total investment income                      57,442,267             6,703

 .........................................................................

Expenses

Compensation of Manager (Note 2)             47,477,544             6,497

Investor servicing and custodian

fees (Note 2)                                 4,184,275             1,299

Compensation of Trustees (Note 2)                93,732                66

Administrative services (Note 2)                 24,867                40

Distribution fees-Class IB (Note 2)             525,387               293

Reports to Shareholders                          31,715                --

Auditing                                         57,971            21,700

Legal                                            52,098               900

Other                                            37,251                --

Fees waived and reimbursed by Manager

(Note 2)                                             --                --

 .........................................................................

Total expenses                               52,484,840            30,795

 .........................................................................

Expense reduction (Note 2)                   (1,029,742)               --

Net expenses                                 51,455,098            30,795

 .........................................................................

Net investment income (loss)                  5,987,169           (24,092)

 .........................................................................

Net realized gain (loss) on

investments (Notes 1 and 3)               1,436,771,197          (362,088)

Net realized gain (loss) on futures

contracts (Note 1)                          (70,195,725)               --

Net realized gain (loss) on foreign

currency transactions (Note 1)                  400,526                --

Net unrealized appreciation

(depreciation) of assets and

liabilities in foreign currencies

during the period                               327,385                --

Net unrealized appreciation

(depreciation) of investments,

TBA sale  commitments, swap contracts

and futures during the period            (2,923,905,911)         (754,698)

 .........................................................................

Net gain (loss) on investments           (1,556,602,528)       (1,116,786)

 .........................................................................

Net increase (decrease) in net assets

resulting from operations               $(1,550,615,359)  $    (1,140,878)

-------------------------------------------------------------------------



**** From September 29, 2000 (commencement of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.










PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets

-------------------------------------------------------------------------------------------------------------------------------

                                                                            Putnam VT                                 Putnam VT

                                                      American Government Income Fund                  Asia Pacific Growth Fund

                                                                         Period ended               Year ended       Year ended

                                                                          December 31              December 31      December 31

                                                                                 2000**                   2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                         $       464,146          $      (189,167) $      (137,944)

Net realized gain (loss) on investments and

foreign currency transactions                                                235,787               28,676,205       34,416,391

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                            540,133             (122,856,636)      90,282,283

 ..............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                                  1,240,066              (94,369,598)     124,560,730

 ..............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                    (321,435)              (7,263,236)              --

Class IB                                                                    (143,633)                (246,420)              --

From net realized gain on investments

Class IA                                                                    (151,546)                (173,763)              --

Class IB                                                                     (68,633)                  (5,920)              --

Increase (decrease) from capital share

transactions (Note 4)                                                     24,127,221              (43,500,182)      42,512,429

 ..............................................................................................................................

Total increase (decrease) in net assets                                   24,682,040             (145,559,119)     167,073,159

 ..............................................................................................................................

Net assets:

Beginning of period (Note 5)                                               1,000,000              257,851,176       90,778,017

 ..............................................................................................................................

End of period                                                        $    25,682,040          $   112,292,057  $   257,851,176

 ..............................................................................................................................

Undistributed net investment income/Distributions

in excess of net investment income end of period                     $            --          $       (21,017) $       976,693

------------------------------------------------------------------------------------------------------------------------------



** From February 1, 2000 (commencment of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam VT                                          Putnam VT

                                                    Capital Apprecation Fund                            Diversified Income Fund

                                                                Period ended                        Year ended       Year ended

                                                                 December 31                       December 31      December 31

                                                                        2000****                          2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $       (16,527)                  $    53,510,664   $    51,540,107

Net realized gain (loss) on investments and

foreign currency transactions                                      (260,816)                      (28,128,568)     (30,097,091)

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                    61,410                       (24,183,780)     (10,311,440)

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                          (215,933)                        1,198,316        11,131,576

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                 --                       (47,334,433)     (46,355,564)

Class IB                                                                 --                        (2,708,184)        (248,526)

Increase (decrease) from capital share

transactions (Note 4)                                             1,463,333                         8,500,651        11,374,604

 ...............................................................................................................................

Total increase (decrease) in net assets                           1,247,400                       (40,343,650)     (24,097,910)

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                      2,000,000                       646,918,551       671,016,461

 ...............................................................................................................................

End of period                                               $     3,247,400                   $   606,574,901   $   646,918,551

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $            --                   $    43,520,911   $    50,219,668

-------------------------------------------------------------------------------------------------------------------------------



**** From September 29, 2000 (commencement of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                             The George Putnam Fund of Boston      Global Asset Allocation Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    11,746,784  $     6,886,890  $    25,047,171   $    21,964,671

Net realized gain (loss) on investments and

foreign currency transactions                                    (9,257,671)      (4,313,035)      52,349,604        90,774,051

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                32,294,386       (8,628,292)    (123,470,409)       (1,986,475)

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                        34,783,499       (6,054,437)     (46,073,634)      110,752,247

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                 --       (6,104,192)     (16,495,290)      (19,758,177)

Class IB                                                                 --         (773,218)        (157,517)          (37,116)

From net realized gain on investments

Class IA                                                                 --         (358,545)     (86,147,514)      (55,437,254)

Class IB                                                                 --          (20,722)        (845,212)         (105,805)

From return of capital

Class IA                                                                 --         (331,172)              --                --

Class IB                                                                 --          (41,950)              --                --

Increase (decrease) from capital share

transactions (Note 4)                                            49,897,904      213,677,105      (23,866,289)      (49,382,307)

 ...............................................................................................................................

Total increase (decrease) in net assets                          84,681,403      199,992,869     (173,585,456)      (13,968,412)

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    315,119,225      115,126,356    1,007,704,220     1,021,672,632

 ...............................................................................................................................

End of period                                               $   399,800,628  $   315,119,225  $   834,118,764   $ 1,007,704,220

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $    11,818,162           $9,057  $     6,615,993   $    14,838,015

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                                           Global Growth Fund            Growth and Income Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    (9,053,258) $    (1,894,761) $   145,596,938   $   170,525,622

Net realized gain (loss) on investments and

foreign currency transactions                                   373,904,145      502,750,828       50,256,711       801,627,738

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                            (1,281,312,255)     735,610,133      463,119,346      (813,641,826)

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                      (916,461,368)   1,236,466,200      658,972,995       158,511,534

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                        (18,660,757)      (8,217,030)    (165,214,564)     (140,251,765)

Class IB                                                           (289,603)          (8,486)      (4,503,389)         (202,648)

From net realized gain on investments

Class IA                                                       (484,522,226)    (171,107,573)    (777,911,163)     (699,887,168)

Class IB                                                         (7,815,318)        (180,962)     (21,594,117)       (1,021,247)

Increase (decrease) from capital share

transactions (Note 4)                                           430,639,478       74,112,123     (229,851,590)      456,071,173

 ...............................................................................................................................

Total increase (decrease) in net assets                        (997,109,794)   1,131,064,272     (540,101,828)     (226,780,121)

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                  3,118,981,724    1,987,917,452    9,729,189,200     9,955,969,321

 ...............................................................................................................................

End of period                                               $ 2,121,871,930  $ 3,118,981,724  $ 9,189,087,372   $ 9,729,189,200

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $            --  $     2,461,477  $   144,090,736   $   169,485,458

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                          Putnam VT                                   Putnam VT

                                                          Growth Opportunities Fund                        Health Sciences Fund

                                                                       Period ended                 Year ended       Year ended

                                                                        December 31                December 31      December 31

                                                                               2000**                     2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                        $      (225,256)          $       173,160   $       260,217

Net realized gain (loss) on investments and

foreign currency transactions                                           (17,711,574)                1,816,077       (17,304,965)

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                       (20,339,573)              115,490,590        13,481,081

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                               (38,276,403)              117,479,827        (3,563,667)

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                         --                        --          (186,582)

Class IB                                                                         --                        --            (7,170)

Increase (decrease) from capital share

transactions (Note 4)                                                   155,370,094               249,196,248       106,202,757

 ...............................................................................................................................

Total increase (decrease) in net assets                                 117,093,691               366,676,075       102,445,338

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                              1,000,000               239,010,012       136,564,674

 ...............................................................................................................................

End of period                                                       $   118,093,691           $   605,686,087   $   239,010,012

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                                       $            --           $       171,459           $67,644

-------------------------------------------------------------------------------------------------------------------------------



** From February 1, 2000 (commencment of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                                              High Yield Fund                       Income Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    99,542,105  $   103,831,928  $    60,297,732   $    61,289,005

Net realized gain (loss) on investments and

foreign currency transactions                                   (70,877,350)     (60,648,127)     (26,917,943)      (14,300,538)

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                               (99,250,114)      14,876,985       32,051,399       (67,511,223)

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                       (70,585,359)      58,060,786       65,431,188       (20,522,756)

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                       (102,642,266)    (109,086,026)     (58,222,017)      (55,304,022)

Class IB                                                         (2,784,077)        (431,138)      (1,648,307)         (243,387)

From net realized gain on investments

Class IA                                                                 --               --               --       (15,808,532)

Class IB                                                                 --               --               --           (69,762)

Increase (decrease) from capital share

transactions (Note 4)                                           (58,652,216)      (1,038,661)     (97,355,561)       43,415,753

 ...............................................................................................................................

Total increase (decrease) in net assets                        (234,663,918)     (52,495,039)     (91,794,697)      (48,532,706)

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    982,236,214    1,034,731,253      953,916,234     1,002,448,940

 ...............................................................................................................................

End of period                                               $   747,572,296  $   982,236,214  $   862,121,537   $   953,916,234

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $    97,449,112  $   103,224,362  $    60,925,108   $    59,543,667

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT           Putnam VT International

                                                                    International Growth Fund            Growth and Income Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    12,461,218  $     2,108,087  $     4,785,641   $     5,174,842

Net realized gain (loss) on investments and

foreign currency transactions                                    86,124,818       68,995,393       20,882,264        49,984,891

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                              (177,468,638)     161,562,374      (18,167,951)       22,351,343

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                       (78,882,602)     232,665,854        7,499,954        77,511,076

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                        (13,169,652)              --      (17,611,936)               --

Class IB                                                         (1,262,969)              --         (810,646)               --

From net realized gain on investments

Class IA                                                        (57,121,770)              --      (38,606,809)               --

Class IB                                                         (5,531,679)              --       (1,790,127)               --

Increase (decrease) from capital share

transactions (Note 4)                                           382,433,005      116,313,958       84,070,531        14,672,412

 ...............................................................................................................................

Total increase (decrease) in net assets                         226,464,333      348,979,812       32,750,967        92,183,488

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    667,816,006      318,836,194      398,156,290       305,972,802

 ...............................................................................................................................

End of period                                               $   894,280,339  $   667,816,006  $   430,907,257   $   398,156,290

 ...............................................................................................................................

Undistributed net investment income/Distributions in

excess of net investment income, end of period              $    (1,535,746) $     2,930,362  $    (1,710,046)  $    12,686,597

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                      Putnam VT International                         Putnam VT

                                                                       New Opportunities Fund                    Investors Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    (3,049,724) $      (676,543) $       617,303   $       211,892

Net realized gain (loss) on investments and

foreign currency transactions                                   (88,783,158)      36,882,184     (124,509,805)       (9,540,575)

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                              (145,931,623)     127,364,978     (124,634,548)      196,323,644

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                      (237,764,505)     163,570,619     (248,527,050)      186,994,961

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                           (196,889)         (57,846)              --                --

Class IB                                                            (36,051)             (10)              --                --

From net realized gain on investments

Class IA                                                        (18,919,653)              --               --                --

Class IB                                                         (4,234,171)              --               --                --

From return of capital

Class IA                                                            (72,633)              --               --                --

Class IB                                                            (16,040)              --               --                --

Increase (decrease) from capital share

transactions (Note 4)                                           336,811,896       65,486,713      464,392,383       536,035,433

 ...............................................................................................................................

Total increase (decrease) in net assets                          75,571,954      228,999,476      215,865,333       723,030,394

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    364,535,600      135,536,124      968,945,448       245,915,054

 ...............................................................................................................................

End of period                                               $   440,107,554  $   364,535,600  $ 1,184,810,781   $   968,945,448

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $            --          $(9,810) $       617,303   $       211,892

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.












PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                                            Money Market Fund            New Opportunities Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    42,279,737  $    35,269,086  $   (21,518,383)  $   (11,834,956)

Net realized gain (loss) on investments and

foreign currency transactions                                            --               --      745,903,185       554,488,113

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                        --               --   (2,600,355,494)    2,069,369,697

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                        42,279,737       35,269,086   (1,875,970,692)    2,612,022,854

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                        (38,745,671)     (34,493,642)              --                --

Class IB                                                         (3,534,066)        (775,444)              --                --

From net realized gain on investments

Class IA                                                                 --               --     (534,979,909)      (51,876,521)

Class IB                                                                 --               --       (9,040,681)          (41,740)

Increase (decrease) from capital share

transactions (Note 4)                                          (125,305,075)     256,183,321    1,149,262,474       347,516,049

 ...............................................................................................................................

Total increase (decrease) in net assets                        (125,305,075)     256,183,321   (1,270,728,808)    2,907,620,642

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    864,529,354      608,346,033    6,495,204,066     3,587,583,424

 ...............................................................................................................................

End of period                                               $   739,224,279  $   864,529,354  $ 5,224,475,258   $ 6,495,204,066

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $            --  $            --  $            --   $            --

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                                               New Value Fund        OTC & Emerging Growth Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $     4,653,886  $     3,832,141  $    (1,795,263)  $      (388,274)

Net realized gain (loss) on investments and

foreign currency transactions                                     7,048,596       13,497,708     (135,551,560)        7,457,979

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                44,618,764      (18,973,465)    (171,802,617)       82,931,192

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                        56,321,246       (1,643,616)    (309,149,440)       90,000,897

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                         (3,561,839)         (20,345)              --                --

Class IB                                                           (190,193)              --               --                --

From net realized gain on investments

Class IA                                                        (12,614,026)      (4,292,863)      (3,864,561)         (500,533)

Class IB                                                           (692,693)         (14,678)        (486,897)          (50,324)

From return of capital

Class IA                                                               --               --          (43,314)               --

Class IB                                                               --               --           (5,457)               --

Increase (decrease) from capital share

transactions (Note 4)                                            35,840,069        8,437,167      374,278,710       113,385,084

 ...............................................................................................................................

Total increase (decrease) in net assets                          75,102,564        2,465,665       60,729,041       202,835,124

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    258,633,449      256,167,784      231,435,103        28,599,979

 ...............................................................................................................................

End of period                                               $   333,736,013  $   258,633,449  $   292,164,144   $   231,435,103

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $     4,657,655  $     3,845,341  $            --   $            --

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                                                Research Fund              Small Cap Value Fund

                                                                  Year ended       Year ended       Year ended     Period ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000            1999*

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $     1,086,773  $       258,747  $       254,255   $       (22,032)

Net realized gain (loss) on investments and

foreign currency transactions                                    13,587,731        4,684,952          527,051           (64,508)

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                               (22,990,394)      19,261,649       12,139,542           424,700

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                        (8,315,890)      24,205,348       12,920,848           338,160

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                 --         (242,375)        (154,683)               --

Class IB                                                                 --          (36,664)         (58,487)               --

From net realized gain on investments

Class IA                                                         (1,169,069)      (3,394,940)              --                --

Class IB                                                           (276,233)        (567,989)              --                --

In excess of net realized gain on investments

Class IA                                                                 --               --               --           (29,558)

Class IB                                                                 --               --               --           (16,083)

From return of capital

Class IA                                                                 --               --               --            (4,645)

Class IB                                                                 --               --               --            (2,528)

Increase (decrease) from capital share

transactions (Note 4)                                           160,849,156      117,480,745       58,679,596        17,396,297

 ...............................................................................................................................

Total increase (decrease) in net assets                         151,087,964      137,444,125       71,387,274        17,681,643

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    160,325,368       22,881,243       18,681,643         1,000,000

 ...............................................................................................................................

End of period                                               $   311,413,332  $   160,325,368  $    90,068,917   $    18,681,643

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $     1,086,773  $            --           $8,863   $            --

-------------------------------------------------------------------------------------------------------------------------------



* From April 30, 1999 (commencment of operations) to December 31, 1999.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.














PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam VT                                          Putnam VT

                                                             Technology Fund                   Utilities Growth and Income Fund

                                                                Period ended                        Year ended       Year ended

                                                                 December 31                       December 31      December 31

                                                                     2000***                              2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $      (155,031)                  $    27,418,451   $    30,296,703

Net realized gain (loss) on investments and

foreign currency transactions                                    (6,403,259)                       46,157,351        53,025,246

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                (6,996,987)                       79,364,490       (89,551,656)

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                       (13,555,277)                      152,940,292        (6,229,707)

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                 --                       (29,564,191)      (28,075,188)

Class IB                                                                 --                          (529,611)          (76,882)

From net realized gain on investments

Class IA                                                                 --                       (52,190,410)      (29,484,585)

Class IB                                                                 --                          (948,220)          (81,067)

Increase (decrease) from capital share

transactions (Note 4)                                            41,771,610                       (20,004,723)        3,739,203

 ...............................................................................................................................

Total increase (decrease) in net assets                          28,216,333                        49,703,137       (60,208,226)

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                      1,000,000                       956,917,815     1,017,126,041

 ...............................................................................................................................

End of period                                               $    29,216,333                   $ 1,006,620,952   $   956,917,815

 ...............................................................................................................................

Undistributed net investment income (loss), end

of period                                                   $            --                   $    27,203,868   $    30,117,051

-------------------------------------------------------------------------------------------------------------------------------



*** From June 14, 2000 (commencment of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
















PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                    Putnam VT                         Putnam VT

                                                                                   Vista Fund                      Voyager Fund

                                                                  Year ended       Year ended       Year ended       Year ended

                                                                 December 31      December 31      December 31      December 31

                                                                        2000             1999             2000             1999

-------------------------------------------------------------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                $    (2,308,078) $    (1,114,251) $     5,987,169   $     3,390,787

Net realized gain (loss) on investments and

foreign currency transactions                                    87,294,345       63,641,878    1,366,975,998     1,215,990,475

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                              (196,346,819)     125,371,848   (2,923,578,526)    2,179,685,883

 ...............................................................................................................................

Net increase (decrease) in net assets

resulting from operations                                      (111,360,552)     187,899,475   (1,550,615,359)    3,399,067,145

 ...............................................................................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                 --               --       (2,774,979)       (6,563,907)

Class IB                                                                 --               --          (14,629)           (8,482)

From net realized gain on investments

Class IA                                                         (7,580,009)     (38,819,301)  (1,177,420,067)     (526,374,820)

Class IB                                                         (1,004,929)      (2,334,899)     (31,034,699)         (786,010)

Increase (decrease) from capital share

transactions (Note 4)                                           604,522,682      120,787,683    1,287,046,817       613,346,755

 ...............................................................................................................................

Total increase (decrease) in net assets                         484,577,192      267,532,958   (1,474,812,916)    3,478,680,681

 ...............................................................................................................................

Net assets:

Beginning of period (Note 5)                                    579,996,697      312,463,739    9,286,086,087     5,807,405,406

 ...............................................................................................................................

End of period                                               $ 1,064,573,889  $   579,996,697  $ 7,811,273,171   $ 9,286,086,087

 ...............................................................................................................................

Undistributed net investment income (loss),

end of period                                               $            --  $            --  $     6,466,128   $     2,868,109

-------------------------------------------------------------------------------------------------------------------------------



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.












PUTNAM VARIABLE TRUST



Statement of Changes in Net Assets (continued)

----------------------------------------------------------------------------

                                                                   Putnam VT

                                                             Voyager II Fund

                                                                Period ended

                                                                 December 31

                                                                    2000****

----------------------------------------------------------------------------


Increase (decrease) in net assets

Operations:

Net investment income (loss)                                 $       (24,092)

Net realized gain (loss) on investments and

foreign currency transactions                                       (362,088)

Net unrealized appreciation (depreciation)

of investments and assets and

liabilities in foreign currencies                                   (754,698)

 ............................................................................

Net increase (decrease) in net assets

resulting from operations                                         (1,140,878)

 ............................................................................

Distributions to shareholders:

From net investment income

Class IA                                                                  --

Class IB                                                                  --

From net realized gain on investments

Class IA                                                                  --

Class IB                                                                  --

Increase (decrease) from capital share

transactions (Note 4)                                              3,235,866

 ............................................................................

Total increase (decrease) in net assets                            2,094,988

 ............................................................................

Net assets:

Beginning of period (Note 5)                                       3,000,000

 ............................................................................

End of period                                                $     5,094,988

 ............................................................................

Undistributed net investment income (loss),

end of period                                                $            --

----------------------------------------------------------------------------

**** From September 29, 2000 (commencement of operations) to December 31, 2000.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.












PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

------------------------------------------------------------------------------------------------------------------------------

                                                          Investment Operations                        Less Distributions:

                                                                        Net

                                          Net                           Realized and

                                          Asset                         Unrealized                    From           In Excess

                                          Value,         Net            Gain(Loss)     Total from     Net            of Net

                                          Beginning      Investment     on             Investment     Investment     Investment

Period ended                              of Period      Income(Loss)   Investments    Operations     Income         Income

------------------------------------------------------------------------------------------------------------------------------


Putnam VT American Government

 Income Fund

December 31, 2000*******                 $  10.00       $    .59(a)(b) $    .62       $   1.21       $   (.22)      $     --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

December 31, 2000                        $  17.29       $   (.01)(a)   $  (7.41)      $  (7.42)      $   (.55)      $     --

December 31, 1999                            8.33           (.01)(a)       8.97           8.96             --             --

December 31, 1998                            9.20            .08(a)        (.56)          (.48)          (.38)            --

December 31, 1997                           11.01            .07          (1.66)         (1.59)          (.22)            --

December 31, 1996                           10.23            .05            .88            .93           (.15)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

December 31, 2000*********               $  10.00       $   (.07)(a)   $   (.87)      $   (.94)      $     --       $     --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund

December 31, 2000                        $   9.92       $    .80(a)    $   (.78)      $    .02       $   (.79)      $     --

December 31, 1999                           10.49            .80(a)        (.63)           .17           (.74)            --

December 31, 1998                           11.31            .86(a)        (.99)          (.13)          (.48)            --

December 31, 1997                           11.27            .82(a)        (.05)           .77           (.63)            --

December 31, 1996                           11.03            .80(a)         .11            .91           (.67)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund

 of Boston

December 31, 2000                        $   9.98       $    .19(a)    $    .79       $    .98       $     --       $     --

December 31, 1999                           10.28            .32(a)        (.36)          (.04)          (.23)            --

December 31, 1998****                       10.00            .18(a)(b)      .19            .37           (.09)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation Fund

December 31, 2000                        $  19.60       $    .48(a)    $  (1.32)      $   (.84)      $   (.34)      $     --

December 31, 1999                           18.94            .41(a)        1.69           2.10           (.38)            --

December 31, 1998                           18.76            .46(a)        2.00           2.46           (.43)            --

December 31, 1997                           17.25            .50           2.63           3.13           (.60)            --

December 31, 1996                           16.15            .43           1.94           2.37           (.44)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Global Growth Fund

December 31, 2000                        $  30.49       $   (.08)(a)   $  (7.36)      $  (7.44)      $   (.18)      $     --

December 31, 1999                           20.28           (.02)(a)      12.09          12.07           (.09)            --

December 31, 1998                           18.34            .05(a)        5.01           5.06           (.52)            --

December 31, 1997                           16.88            .13           2.18           2.31           (.41)            --

December 31, 1996                           15.18            .17           2.35           2.52           (.25)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund

December 31, 2000                        $  26.80       $    .40(a)    $   1.49       $   1.89       $   (.50)      $     --

December 31, 1999                           28.77            .47(a)        0.01            .48           (.41)            --

December 31, 1998                           28.32            .44(a)        3.77           4.21           (.50)            --

December 31, 1997                           24.56            .48           5.07           5.55           (.52)            --

December 31, 1996                           21.47            .65(a)        3.84           4.49           (.51)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

December 31, 2000*******                 $  10.00       $   (.02)(a)   $  (2.18)      $  (2.20)      $     --       $     --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Health Sciences Fund

December 31, 2000                        $  10.50       $    .01(a)    $   4.10       $   4.11       $     --       $     --

December 31, 1999                           10.94            .01(a)        (.44)          (.43)          (.01)            --

December 31, 1998****                       10.00            .01(a)(b)      .94            .95           (.01)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund

December 31, 2000                        $  11.09       $   1.14(a)    $  (1.97)      $   (.83)      $  (1.28)      $     --

December 31, 1999                           11.70           1.13(a)        (.48)           .65          (1.26)            --

December 31, 1998                           13.62           1.31(a)       (1.98)          (.67)         (1.08)            --

December 31, 1997                           12.96           1.06            .65           1.71           (.94)            --

December 31, 1996                           12.37           1.18(a)         .32           1.50           (.91)            --

------------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

------------------------------------------------------------------------------------------------------------------------------

                                        From           In Excess                                                     Total

                                        Net            of Net                                                        Investment

                                        Realized       Realized       From                                           Return at

                                        Gain on        Gain on        Return         Total          Net Asset Value  Net Asset

Period ended                            Investments    Investments    of Capital     Distributions  End of Period    Value(%)(c)

------------------------------------------------------------------------------------------------------------------------------


Putnam VT American Government

 Income Fund

December 31, 2000*******                 $   (.11)      $     --       $     --       $   (.33)      $  10.88          12.11*

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

December 31, 2000                        $   (.01)      $     --       $     --       $   (.56)      $   9.31         (44.21)

December 31, 1999                              --             --             --             --          17.29         107.56

December 31, 1998                              --             --           (.01)          (.39)          8.33          (5.48)

December 31, 1997                              --             --             --           (.22)          9.20         (14.66)

December 31, 1996                              --             --             --           (.15)         11.01           9.10

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

December 31, 2000*********               $     --       $     --       $     --       $     --       $   9.06          (9.40)*

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund

December 31, 2000                        $     --       $     --       $     --       $   (.79)      $   9.15           0.19

December 31, 1999                              --             --             --           (.74)          9.92           1.66

December 31, 1998                            (.21)            --             --           (.69)         10.49          (1.37)

December 31, 1997                            (.10)            --             --           (.73)         11.31           7.38

December 31, 1996                              --             --             --           (.67)         11.27           8.81

------------------------------------------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund

 of Boston

December 31, 2000                        $     --       $     --       $     --       $     --       $  10.96           9.82

December 31, 1999                            (.02)            --           (.01)          (.26)          9.98          (0.36)

December 31, 1998****                          --             --             --           (.09)         10.28           3.69*

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation Fund

December 31, 2000                        $  (1.76)      $     --       $     --       $  (2.10)      $  16.66          (4.87)

December 31, 1999                           (1.06)            --             --          (1.44)         19.60          11.85

December 31, 1998                           (1.85)            --             --          (2.28)         18.94          13.47

December 31, 1997                           (1.02)            --             --          (1.62)         18.76          19.67

December 31, 1996                            (.83)            --             --          (1.27)         17.25          15.62

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Global Growth Fund

December 31, 2000                        $  (4.77)      $     --       $     --       $  (4.95)      $  18.10         (29.64)

December 31, 1999                           (1.77)            --             --          (1.86)         30.49          65.00

December 31, 1998                           (2.60)            --             --          (3.12)         20.28          29.71

December 31, 1997                            (.44)            --             --           (.85)         18.34          14.33

December 31, 1996                            (.57)            --             --           (.82)         16.88          17.20

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund

December 31, 2000                        $  (2.34)      $     --       $     --       $  (2.84)      $  25.85           8.11

December 31, 1999                           (2.04)            --             --          (2.45)         26.80           1.59

December 31, 1998                           (3.26)            --             --          (3.76)         28.77          15.42

December 31, 1997                           (1.27)            --             --          (1.79)         28.32          24.15

December 31, 1996                            (.89)            --             --          (1.40)         24.56          21.92

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

December 31, 2000*******                 $     --       $     --       $     --       $     --       $   7.80         (22.00)*

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Health Sciences Fund

December 31, 2000                        $     --       $     --       $     --       $     --       $  14.61          39.14

December 31, 1999                              --             --             --           (.01)         10.50          (3.93)

December 31, 1998****                          --             --             --(e)        (.01)         10.94           9.51*

------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund

December 31, 2000                        $     --       $     --       $     --       $  (1.28)      $   8.98          (8.45)

December 31, 1999                              --             --             --          (1.26)         11.09           5.92

December 31, 1998                            (.17)            --             --          (1.25)         11.70          (5.86)

December 31, 1997                            (.11)            --             --          (1.05)         13.62          14.34

December 31, 1996                              --             --             --           (.91)         12.96          12.81

------------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

------------------------------------------------------------------------------------------------

                                                                      Ratio of Net

                                                       Ratio of       Investment

                                        Net Assets,    Expenses       Income(Loss)

                                        End of Period  to Average Net to Average     Portfolio

Period ended                            (in thousands) Assets(%)(d)   Net Assets(%)  Turnover(%)

------------------------------------------------------------------------------------------------


Putnam VT American Government

 Income Fund

December 31, 2000*******                 $   17,992         .82(b)*       5.20(b)*     336.72*

------------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

December 31, 2000                        $  105.373        1.07           (.10)        149.46

December 31, 1999                           250,986        1.13           (.09)        145.51

December 31, 1998                            90,667        1.12           1.01         136.49

December 31, 1997                           112,902        1.07            .70         102.92

December 31, 1996                           130,548        1.23            .84          66.10

------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

December 31, 2000*********               $    2,258        1.18*          (.72)*        89.87*

------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund

December 31, 2000                        $  537,743         .78           8.62         169.27

December 31, 1999                           623,737         .78           7.86         117.02

December 31, 1998                           669,053         .78           7.94         186.80

December 31, 1997                           608,148         .80           7.43         282.56

December 31, 1996                           494,811         .83           7.45         235.53

------------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund

 of Boston

December 31, 2000                        $  305,564         .76           3.44         154.53

December 31, 1999                           276,553         .83           3.04         173.41

December 31, 1998****                       113,202         .57(b)*       1.84(b)*      99.85*

------------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation Fund

December 31, 2000                        $  815,135         .79           2.73         159.03

December 31, 1999                         1,001,087         .77           2.22         149.82

December 31, 1998                         1,020,354         .78           2.54         133.80

December 31, 1997                           956,532         .77           3.01         181.05

December 31, 1996                           747,734         .83           3.08         165.03

------------------------------------------------------------------------------------------------

Putnam VT Global Growth Fund

December 31, 2000                        $2,018,743         .76           (.32)        170.41

December 31, 1999                         3,090,073         .73           (.09)        154.88

December 31, 1998                         1,987,094         .72            .26         164.56

December 31, 1997                         1,611,503         .75            .77         158.37

December 31, 1996                         1,344,887         .76           1.25          79.18

------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund

December 31, 2000                        $8,675,872         .50           1.63          55.04

December 31, 1999                         9,567,077         .50           1.66          53.68

December 31, 1998                         9,948,386         .50           1.59          63.62

December 31, 1997                         8,337,334         .51           2.08          64.96

December 31, 1996                         5,679,100         .54           2.90          39.57

------------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

December 31, 2000*******                 $   77,022         .80*          (.23)*        57.60*

------------------------------------------------------------------------------------------------

Putnam VT Health Sciences Fund

December 31, 2000                        $  497,695         .79            .06          49.10

December 31, 1999                           218,848         .83            .14          82.45

December 31, 1998****                       134,436         .61(b)*        .14(b)*      39.68*

------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund

December 31, 2000                        $  709,534         .74          11.46          69.05

December 31, 1999                           964,590         .72          10.18          52.96

December 31, 1998                         1,032,892         .71          10.31          52.00

December 31, 1997                         1,025,298         .72           9.26          84.61

December 31, 1996                           769,918         .76           9.57          62.72

------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

-----------------------------------------------------------------------------------------------------------------------------

                                                       Investment Operations                        Less Distributions:

                                                                      Net

                                        Net                           Realized and

                                        Asset                         Unrealized                    From           In Excess

                                        Value,         Net            Gain(Loss)     Total from     Net            of Net

                                        Beginning      Investment     on             Investment     Investment     Investment

Period ended                            of Period      Income(Loss)   Investments    Operations     Income         Income

-----------------------------------------------------------------------------------------------------------------------------


Putnam VT Income Fund

December 31, 2000                        $  12.52       $    .84(a)    $    .11       $    .95       $   (.86)      $     --

December 31, 1999                           13.73            .78(a)       (1.05)          (.27)          (.73)            --

December 31, 1998                           13.42            .82(a)         .24           1.06           (.73)          (.02)

December 31, 1997                           13.21            .88            .18           1.06           (.85)            --

December 31, 1996                           13.74            .81           (.52)           .29           (.82)            --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund

December 31, 2000                        $  21.66       $    .31(a)    $  (2.05)      $  (1.74)      $   (.41)      $     --

December 31, 1999                           13.52            .08(a)        8.06           8.14             --             --

December 31, 1998                           11.43            .11(a)        2.03           2.14           (.04)            --

December 31, 1997**                         10.00            .05(b)        1.56           1.61           (.05)          (.02)

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth

 and Income Fund

December 31, 2000                        $  15.25       $    .16(a)    $    .05       $    .21       $   (.68)      $     --

December 31, 1999                           12.24            .21(a)        2.80           3.01             --             --

December 31, 1998                           11.53            .23(a)        1.06           1.29           (.11)            --

December 31, 1997**                         10.00            .07           1.87           1.94           (.08)          (.05)

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT International New

 Opportunities Fund

December 31, 2000                        $  23.31       $   (.11)(a)   $  (8.45)      $  (8.56)      $   (.01)      $     --

December 31, 1999                           11.49           (.05)(a)      11.88          11.83           (.01)            --

December 31, 1998                            9.96           (.04)(a)(b)    1.59           1.55           (.02)            --

December 31, 1997**                         10.00            .01(b)        (.02)          (.01)          (.01)          (.02)

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Investors Fund

December 31, 2000                        $  15.16       $    .01(a)    $  (2.81)      $  (2.80)      $     --       $     --

December 31, 1999                           11.65            .01(a)        3.50           3.51             --             --

December 31, 1998****                       10.00            .02(a)(b)     1.65           1.67           (.01)            --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Money Market Fund

December 31, 2000                        $   1.00       $  .0588       $     --       $  .0588       $ (.0588)      $     --

December 31, 1999                            1.00          .0476             --          .0476         (.0476)            --

December 31, 1998                            1.00          .0510             --          .0510         (.0510)            --

December 31, 1997                            1.00          .0509             --          .0509         (.0509)            --

December 31, 1996                            1.00          .0497             --          .0497         (.0497)            --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund

December 31, 2000                        $  43.54       $   (.13)(a)   $ (10.03)      $ (10.16)      $     --       $     --

December 31, 1999                           26.06           (.08)(a)      17.93          17.85             --             --

December 31, 1998                           21.23           (.04)          5.19           5.15             --             --

December 31, 1997                           17.22             --(e)        4.01           4.01             --             --

December 31, 1996                           15.63           (.01)          1.60           1.59             --             --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Fund

December 31, 2000                        $  11.86       $    .21(a)    $   2.27       $   2.48       $   (.18)      $     --

December 31, 1999                           12.03            .18(a)        (.14)           .04             --(e)          --

December 31, 1998                           11.76            .16(a)         .57            .73           (.23)            --

December 31, 1997**                         10.00            .18(a)        1.58           1.76             --             --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

December 31, 2000                        $  22.79       $   (.08)(a)   $ (11.42)      $ (11.50)      $     --       $     --

December 31, 1999                           10.09           (.08)(a)(b)   12.84          12.76             --             --

December 31, 1998****                       10.00           (.01)(a)(b)     .10            .09             --             --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Research Fund

December 31, 2000                        $  14.69       $    .07(a)    $   (.34)      $   (.27)      $     --       $     --

December 31, 1999                           11.93            .05(a)(b)     3.20           3.25           (.03)            --

December 31, 1998*****                      10.00            .02(a)(b)     1.93           1.95           (.01)            --

-----------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.
















PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

-----------------------------------------------------------------------------------------------------------------------------

                                        From           In Excess                                                   Total

                                        Net            of Net                                                      Investment

                                        Realized       Realized       From                          Net Asset      Return at

                                        Gain on        Gain on        Return         Total          Value,         Net Asset

Period ended                            Investments    Investments    of Capital     Distributions  End of Period  Value(%)(c)

-----------------------------------------------------------------------------------------------------------------------------


Putnam VT Income Fund

December 31, 2000                        $     --       $     --       $     --       $   (.86)      $  12.61           8.01

December 31, 1999                            (.21)            --             --           (.94)         12.52          (2.07)

December 31, 1998                              --             --             --           (.75)         13.73           8.25

December 31, 1997                              --             --             --           (.85)         13.42           8.64

December 31, 1996                              --             --             --           (.82)         13.21           2.42

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund

December 31, 2000                        $  (1.79)      $     --       $     --       $  (2.20)      $  17.72          (9.48)

December 31, 1999                              --             --             --             --          21.66          60.21

December 31, 1998                              --             --           (.01)          (.05)         13.52          18.69

December 31, 1997**                          (.04)          (.06)          (.01)          (.18)         11.43          16.13

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth

 and Income Fund

December 31, 2000                        $  (1.50)      $     --       $     --       $  (2.18)      $  13.28           1.36

December 31, 1999                              --             --             --             --          15.25          24.59

December 31, 1998                            (.22)          (.19)          (.06)          (.58)         12.24          11.28

December 31, 1997**                          (.28)            --             --           (.41)         11.53          19.43

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT International New

 Opportunities Fund

December 31, 2000                        $  (1.03)      $     --       $     --(e)    $  (1.04)      $  13.71         (38.56)

December 31, 1999                              --             --             --           (.01)         23.31         102.96

December 31, 1998                              --             --             --           (.02)         11.49          15.58

December 31, 1997**                            --             --             --           (.03)          9.96           (.10)

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Investors Fund

December 31, 2000                        $     --       $     --       $     --       $     --       $  12.36         (18.47)

December 31, 1999                              --             --             --             --          15.16          30.13

December 31, 1998****                          --             --           (.01)          (.02)         11.65          16.66*

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Money Market Fund

December 31, 2000                        $     --       $     --       $     --     $   (.0588)      $   1.00           6.03

December 31, 1999                              --             --             --         (.0476)          1.00           4.86

December 31, 1998                              --             --             --         (.0510)          1.00           5.19

December 31, 1997                              --             --             --         (.0509)          1.00           5.22

December 31, 1996                              --             --             --         (.0497)          1.00           5.08

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund

December 31, 2000                        $  (3.49)      $     --       $     --       $  (3.49)      $  29.89         (26.09)

December 31, 1999                            (.37)            --             --           (.37)         43.54          69.35

December 31, 1998                            (.32)            --             --           (.32)         26.06          24.38

December 31, 1997                              --             --             --             --          21.23          23.29

December 31, 1996                              --             --             --             --          17.22          10.17

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Fund

December 31, 2000                        $   (.64)      $     --       $     --       $   (.82)      $  13.52          22.59

December 31, 1999                            (.21)            --             --           (.21)         11.86            .27

December 31, 1998                            (.23)            --             --           (.46)         12.03           6.26

December 31, 1997**                            --             --             --             --          11.76          17.60

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

December 31, 2000                        $   (.23)      $     --       $     --(e)    $   (.23)      $  11.06         (51.03)

December 31, 1999                            (.06)            --             --           (.06)         22.79         126.52

December 31, 1998****                          --             --             --(e)          --          10.09            .94*

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Research Fund

December 31, 2000                        $   (.10)      $     --       $     --       $   (.10)      $  14.32          (1.84)

December 31, 1999                            (.46)            --             --           (.49)         14.69          27.58

December 31, 1998*****                       (.01)            --             --           (.02)         11.93          19.51*

-----------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

------------------------------------------------------------------------------------------------

                                                                      Ratio of Net

                                                       Ratio of       Investment

                                        Net Assets,    Expenses       Income(Loss)

                                        End of Period  to Average Net to Average     Portfolio

Period ended                            (in thousands) Assets(%)(d)   Net Assets(%)  Turnover(%)

------------------------------------------------------------------------------------------------


Putnam VT Income Fund

December 31, 2000                      $  806,452            .67           6.94         238.00

December 31, 1999                         935,800            .67           6.07         220.90

December 31, 1998                       1,000,161            .67           6.13         233.04

December 31, 1997                         789,540            .69           6.58         194.29

December 31, 1996                         778,924            .69           6.48         142.49

------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund

December 31, 2000                      $  696,527            .94           1.62          78.84

December 31, 1999                         627,368           1.02            .51         107.38

December 31, 1998                         317,602           1.07            .84          98.31

December 31, 1997**                       150,884           1.20(b)         .79(b)       75.18

------------------------------------------------------------------------------------------------

Putnam VT International Growth

 and Income Fund

December 31, 2000                      $  393,973            .97           1.15          82.02

December 31, 1999                         387,504            .98           1.50          92.27

December 31, 1998                         305,047            .99           1.86          62.61

December 31, 1997**                       206,598           1.12           1.11          53.20

------------------------------------------------------------------------------------------------

Putnam VT International New

 Opportunities Fund

December 31, 2000                      $  255,447           1.21           (.57)        189.71

December 31, 1999                         330,982           1.41           (.36)        196.53

December 31, 1998                         135,451           1.60(b)        (.36)(b)     157.72

December 31, 1997**                       107,000           1.60(b)         .09(b)      131.89

------------------------------------------------------------------------------------------------

Putnam VT Investors Fund

December 31, 2000                      $  905,213            .65            .08          76.32

December 31, 1999                         867,151            .71            .05          65.59

December 31, 1998****                     243,296            .57(b)*        .19(b)*      42.97*

------------------------------------------------------------------------------------------------

Putnam VT Money Market Fund

December 31, 2000                      $  637,405            .50           5.87             --

December 31, 1999                         823,013            .49           4.77             --

December 31, 1998                         595,158            .53           5.04             --

December 31, 1997                         405,577            .54           5.10             --

December 31, 1996                         437,132            .53           4.93             --

------------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund

December 31, 2000                      $4,992,696            .57           (.31)         53.64

December 31, 1999                       6,432,227            .59           (.28)         71.14

December 31, 1998                       3,586,225            .61           (.16)         59.75

December 31, 1997                       2,590,244            .63           (.01)         71.78

December 31, 1996                       1,674,197            .72           (.13)         57.94

------------------------------------------------------------------------------------------------

Putnam VT New Value Fund

December 31, 2000                      $  302,930            .79           1.75          83.62

December 31, 1999                         249,092            .80           1.40          98.21

December 31, 1998                         255,754            .81           1.34         130.96

December 31, 1997**                       195,391            .85           1.59          64.15

------------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

December 31, 2000                      $  217,797            .81           (.42)         88.63

December 31, 1999                         207,003            .90(b)        (.55)(b)     127.98

December 31, 1998****                      28,059            .60(b)*       (.16)(b)*     59.93*

------------------------------------------------------------------------------------------------

Putnam VT Research Fund

December 31, 2000                      $  222,579            .78            .47         161.52

December 31, 1999                         134,115            .85(b)         .34(b)      169.16

December 31, 1998*****                     22,626            .22(b)*        .19(b)*      19.76*

------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

-----------------------------------------------------------------------------------------------------------------------------

                                                       Investment Operations                        Less Distributions:

                                                                      Net

                                        Net                           Realized and

                                        Asset                         Unrealized                    From           In Excess

                                        Value,         Net            Gain(Loss)     Total from     Net            of Net

                                        Beginning      Investment     on             Investment     Investment     Investment

Period ended                            of Period      Income(Loss)   Investments    Operations     Income         Income

-----------------------------------------------------------------------------------------------------------------------------


Putnam VT Small Cap Value Fund

December 31, 2000                        $  10.31       $    .07(a)    $   2.47       $   2.54       $   (.04)      $     --

December 31, 1999******                     10.00           (.02)(a)        .37            .35             --             --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

December 31, 2000********                $  10.00       $   (.07)(a)   $  (2.95)      $  (3.02)      $     --       $     --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and

 Income Fund

December 31, 2000                        $  16.97       $    .49(a)    $   2.25       $   2.74       $   (.57)      $     --

December 31, 1999                           18.19            .52(a)        (.72)          (.20)          (.50)            --

December 31, 1998                           17.14            .54(a)        1.90           2.44           (.51)            --

December 31, 1997                           14.80            .53           3.11           3.64           (.55)            --

December 31, 1996                           13.28            .54           1.49           2.03           (.51)            --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Fund

December 31, 2000                        $  20.68       $   (.05)(a)   $   (.73)      $   (.78)      $     --       $     --

December 31, 1999                           14.72           (.05)(a)       7.64           7.59             --             --

December 31, 1998                           12.32           (.02)(a)       2.42           2.40             --             --

December 31, 1997**                         10.00             --(e)        2.32           2.32             --(e)          --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund

December 31, 2000                        $  66.25       $    .04(a)    $  (8.96)      $  (8.92)      $   (.02)      $     --

December 31, 1999                           45.85            .03(a)       24.59          24.62           (.05)            --

December 31, 1998                           39.08            .05(a)        9.26           9.31           (.10)            --

December 31, 1997                           32.53            .10           8.01           8.11           (.07)            --

December 31, 1996                           30.50            .09           3.75           3.84           (.13)            --

-----------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund

December 31, 2000*********               $  10.00       $   (.05)(a)   $  (2.77)      $  (2.82)      $     --       $     --

-----------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.


















PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

-----------------------------------------------------------------------------------------------------------------

                                        From           In Excess

                                        Net            of Net

                                        Realized       Realized       From                          Net Asset

                                        Gain on        Gain on        Return         Total          Value,

Period ended                            Investments    Investments    of Capital     Distributions  End of Period

-----------------------------------------------------------------------------------------------------------------


Putnam VT Small Cap Value Fund

December 31, 2000                        $     --       $     --       $     --      $   (.04)      $  12.81

December 31, 1999******                        --           (.03)          (.01)         (.04)         10.31

-----------------------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

December 31, 2000********                $     --       $     --       $     --      $     --       $   6.98

-----------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and

 Income Fund

December 31, 2000                        $  (1.01)      $     --       $     --      $  (1.58)      $  18.13

December 31, 1999                            (.52)            --             --         (1.02)         16.97

December 31, 1998                            (.88)            --             --         (1.39)         18.19

December 31, 1997                            (.75)            --             --         (1.30)         17.14

December 31, 1996                              --             --             --          (.51)         14.80

-----------------------------------------------------------------------------------------------------------------

Putnam VT Vista Fund

December 31, 2000                        $   (.25)      $     --       $     --      $   (.25)      $  19.65

December 31, 1999                           (1.63)            --             --         (1.63)         20.68

December 31, 1998                              --             --             --            --          14.72

December 31, 1997**                            --             --             --(e)         --          12.32

-----------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund

December 31, 2000                        $  (8.49)      $     --       $     --      $  (8.51)      $  48.82

December 31, 1999                           (4.17)            --             --         (4.22)         66.25

December 31, 1998                           (2.44)            --             --         (2.54)         45.85

December 31, 1997                           (1.49)            --             --         (1.56)         39.08

December 31, 1996                           (1.68)            --             --         (1.81)         32.53

-----------------------------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund

December 31, 2000*********               $     --       $     --       $     --      $     --       $   7.18

-----------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.


















PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IA

-----------------------------------------------------------------------------------------------



                                                                      Ratio of Net

                                                       Ratio of       Investment

                                        Net Assets,    Expenses       Income(Loss)

                                        End of Period  to Average Net to Average     Portfolio

Period ended                            (in thousands) Assets(%)(d)   Net Assets(%)  Turnover(%)

-----------------------------------------------------------------------------------------------


Putnam VT Small Cap Value Fund

December 31, 2000                        $   59,483        1.10            .59          34.05

December 31, 1999******                      12,298        1.29*          (.24)*        48.24*

-----------------------------------------------------------------------------------------------

Putnam VT Technology Fund

December 31, 2000********                $   16,743        1.04*          (.78)*       150.70*

-----------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and

 Income Fund

December 31, 2000                        $  958,078         .72           2.94          28.88

December 31, 1999                           945,581         .71           3.02          26.16

December 31, 1998                         1,015,327         .72           3.19          24.77

December 31, 1997                           822,257         .74           3.63          42.46

December 31, 1996                           657,429         .73           4.22          61.94

-----------------------------------------------------------------------------------------------

Putnam VT Vista Fund

December 31, 2000                        $  767,550         .67           (.22)        104.60

December 31, 1999                           542,491         .75           (.29)        133.32

December 31, 1998                           311,612         .77           (.12)        116.48

December 31, 1997**                         170,660         .87             --          75.43

-----------------------------------------------------------------------------------------------

Putnam VT Voyager Fund

December 31, 2000                        $7,326,157         .56            .07          92.54

December 31, 1999                         9,130,197         .57            .05          85.13

December 31, 1998                         5,803,073         .58            .14          62.99

December 31, 1997                         4,538,535         .59            .30          82.00

December 31, 1996                         3,281,490         .63            .36          63.87

-----------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund

December 31, 2000*********               $    3,174         .85*          (.67)*        28.20*

-----------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IB

------------------------------------------------------------------------------------------------------------------------------

                                                       Investment Operations                        Less Distributions:

                                                                      Net

                                        Net                           Realized and                                 From

                                        Asset                         Unrealized                    From           Net

                                        Value,         Net            Gain(Loss)     Total from     Net            Realized

                                        Beginning      Investment     on             Investment     Investment     Gain on

Period ended                            of Period      Income(Loss)   Investments    Operations     Income         Investments

------------------------------------------------------------------------------------------------------------------------------


Putnam VT American Government

 Income Fund

December 31, 2000*******                 $  10.00     $    .54(a)(b)     $    .66       $   1.20      $   (.22)     $   (.11)

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

December 31, 2000                        $  17.25     $   (.02)(a)       $  (7.41)      $  (7.43)     $   (.54)     $   (.01)

December 31, 1999                            8.33         (.08)(a)           9.00           8.92            --            --

December 31, 1998****                        8.57         (.01)(a)           (.23)          (.24)           --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

December 31, 2000**********              $  10.00     $   (.05)(a)       $   (.89)      $   (.94)     $     --      $     --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund

December 31, 2000                        $   9.90     $    .78(a)        $   (.78)      $    .00      $   (.79)     $     --

December 31, 1999                           10.47          .78(a)            (.62)           .16          (.73)           --

December 31, 1998***                        10.95          .62(a)           (1.10)          (.48)           --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund

 of Boston

December 31, 2000                        $   9.98     $    .18(a)        $    .78       $    .96      $     --      $     --

December 31, 1999                           10.28          .30(a)            (.34)          (.04)         (.23)         (.02)

December 31, 1998****                       10.00          .17(a)(b)          .20            .37          (.09)           --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation

 Fund

December 31, 2000                        $  19.60     $    .45(a)        $  (1.29)      $   (.84)     $   (.33)     $  (1.76)

December 31, 1999                           18.95          .39(a)            1.69           2.08          (.37)        (1.06)

December 31, 1998****                       18.16          .33(a)             .46            .79            --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Global Growth Fund

December 31, 2000                        $  30.41     $   (.10)(a)       $  (7.34)      $  (7.44)     $   (.18)     $  (4.77)

December 31, 1999                           20.28         (.10)(a)          12.08          11.98          (.08)        (1.77)

December 31, 1998****                       18.03         (.05)(a)           2.30           2.25            --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund

December 31, 2000                        $  26.75     $    .36(a)        $   1.48       $   1.84      $   (.49)     $  (2.34)

December 31, 1999                           28.75          .41(a)             .04            .45          (.41)        (2.04)

December 31, 1998***                        28.02          .26(a)             .47            .73            --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

December 31, 2000*******                 $  10.00     $   (.04)(a)       $  (2.17)      $  (2.21)     $     --      $     --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Health Sciences Fund

December 31, 2000                        $  10.50     $   (.01)(a)       $   4.09       $   4.08      $     --      $     --

December 31, 1999                           10.93           --(a)            (.43)          (.43)           --(e)         --

December 31, 1998****                       10.00         (.01)(a)(b)         .95            .94          (.01)           --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund

December 31, 2000                        $  11.08     $   1.13(a)        $  (1.97)      $   (.84)     $  (1.27)     $     --

December 31, 1999                           11.70         1.11(a)            (.47)           .64         (1.26)           --

December 31, 1998****                       12.99          .79(a)           (2.08)         (1.29)           --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Income Fund

December 31, 2000                        $  12.51     $    .81(a)        $    .11       $    .92      $   (.85)     $     --

December 31, 1999                           13.73          .76(a)           (1.04)          (.28)         (.73)     $   (.21)

December 31, 1998****                       12.88          .50(a)             .35            .85            --            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund

December 31, 2000                        $  21.63     $    .21(a)        $  (1.97)      $  (1.76)     $   (.41)     $  (1.79)

December 31, 1999                           13.51          .05(a)            8.07           8.12            --            --

December 31, 1998****                       13.44         (.04)(a)            .15            .11          (.03)           --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT International Growth

 and Income Fund

December 31, 2000                        $  15.22     $    .13(a)        $    .08       $    .21      $   (.68)     $  (1.50)

December 31, 1999                           12.24          .15(a)            2.83           2.98            --            --

December 31, 1998***                        13.36         (.01)(a)           (.57)          (.58)         (.11)         (.19)

------------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.


















PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IB

---------------------------------------------------------------------------------------------------------------



                                        In Excess                                                   Total

                                        of Net         From                                         Investment

                                        Realized       Return                        Net Asset      Return at

                                        Gain on        of             Total          Value,         Net Asset

Period ended                            Investments    Capital        Distributions  End of Period  Value(%)(c)

---------------------------------------------------------------------------------------------------------------


Putnam VT American Government

 Income Fund

December 31,*******                           $--            $--       $   (.33)      $  10.87          11.98**

---------------------------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

December 31,                                  $--            $--       $   (.55)      $   9.27         (44.34)

December 31,                                   --             --             --          17.25         107.08

December 31,****                               --             --             --           8.33          (2.80)*

---------------------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

December 31,**********                        $--            $--       $     --       $   9.06          (9.40)*

---------------------------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund

December 31,                                  $--            $--       $   (.79)      $   9.11          (0.07)

December 31,                                   --             --           (.73)          9.90           1.65

December 31,***                                --             --             --          10.47          (4.38)*

---------------------------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund

 of Boston

December 31,                                  $--            $--       $     --       $  10.94           9.62

December 31,                                   --           (.01)          (.26)          9.98           (.41)

December 31,****                               --             --           (.09)         10.28           3.69*

---------------------------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation

 Fund

December 31,                                  $--            $--       $  (2.09)      $  16.67          (4.87)

December 31,                                   --             --          (1.43)         19.60          11.76

December 31,****                               --             --             --          18.95           4.35*

---------------------------------------------------------------------------------------------------------------

Putnam VT Global Growth Fund

December 31,                                  $--            $--       $  (4.95)      $  18.02         (29.75)

December 31,                                   --             --          (1.85)         30.41          64.56

December 31,****                               --             --             --          20.28          12.48*

---------------------------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund

December 31,                                  $--            $--       $  (2.83)      $  25.76           7.92

December 31,                                   --             --          (2.45)         26.75           1.47

December 31,***                                --             --             --          28.75           2.61*

---------------------------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

December 31,*******                           $--            $--       $     --       $   7.79         (22.10)*

---------------------------------------------------------------------------------------------------------------

Putnam VT Health Sciences Fund

December 31,                                  $--            $--       $     --       $  14.58          38.86

December 31,                                   --             --             --(e)       10.50          (3.90)

December 31,****                               --             --(e)        (.01)         10.93           9.40*

---------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund

December 31,                                  $--            $--       $  (1.27)      $   8.97          (8.51)

December 31,                                   --             --          (1.26)         11.08           5.81

December 31,****                               --             --             --          11.70          (9.93)*

---------------------------------------------------------------------------------------------------------------

Putnam VT Income Fund

December 31,                                  $--            $--       $   (.85)      $  12.58           7.79

December 31,                                   --             --           (.94)         12.51          (2.16)

December 31,****                               --             --             --          13.73           6.60*

---------------------------------------------------------------------------------------------------------------

Putnam VT International Growth Fund

December 31,                                  $--            $--       $  (2.20)      $  17.67          (9.61)

December 31,                                   --             --             --          21.63          60.10

December 31,****                               --           (.01)          (.04)         13.51            .81*

---------------------------------------------------------------------------------------------------------------

Putnam VT International Growth

 and Income

December 31,                                  $--            $--       $  (2.18)      $  13.25           1.33

December 31,                                   --             --             --          15.22          24.35

December 31,***                              (.18)          (.06)          (.54)         12.24          (4.24)*

---------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.


















PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IB

-----------------------------------------------------------------------------------------------



                                                                      Ratio of Net

                                                       Ratio of       Investment

                                        Net Assets,    Expenses       Income(Loss)

                                        End of Period  to Average Net to Average     Portfolio

Period ended                            (in thousands) Assets(%)(d)   Net Assets(%)  Turnover(%)

-----------------------------------------------------------------------------------------------


Putnam VT American Government

 Income Fund

December 31, 2000*******                 $    7,690         .95(b)*       5.21(b)*     336.72*

-----------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

December 31, 2000                        $    6,919        1.22           (.19)        149.46

December 31, 1999                             6,866        1.28           (.64)        145.51

December 31, 1998****                           111         .85*          (.10)*       136.49

-----------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

December 31, 2000**********              $      989        1.22*          (.66)*        89.87*

-----------------------------------------------------------------------------------------------

Putnam VT Diversified Income Fund

December 31, 2000                        $   68,832         .93           8.45         169.27

December 31, 1999                            23,182         .93           7.67         117.02

December 31, 1998***                          1,963         .69*          5.74*        186.80

-----------------------------------------------------------------------------------------------

Putnam VT The George Putnam Fund

 of Boston

December 31, 2000                        $   94,236         .91           3.27         154.53

December 31, 1999                            38,566         .98           3.00         173.41

December 31, 1998****                         1,924         .67(b)*       1.74(b)*      99.85*

-----------------------------------------------------------------------------------------------

Putnam VT Global Asset Allocation

 Fund

December 31, 2000                        $   18,984         .94           2.60         159.03

December 31, 1999                             6,617         .92           2.15         149.82

December 31, 1998****                         1,319         .63*          1.82*        133.80

-----------------------------------------------------------------------------------------------

Putnam VT Global Growth Fund

December 31, 2000                        $  103,129         .91           (.43)        170.41

December 31, 1999                            28,909         .88           (.43)        154.88

December 31, 1998****                           823         .59*          (.34)*       164.56

-----------------------------------------------------------------------------------------------

Putnam VT Growth and Income Fund

December 31, 2000                        $  513,216         .65           1.47          55.04

December 31, 1999                           162,112         .65           1.55          53.68

December 31, 1998***                          7,583         .49*          1.20*         63.62

-----------------------------------------------------------------------------------------------

Putnam VT Growth Opportunities Fund

December 31, 2000*******                 $   41,072         .94*          (.39)*        57.60*

-----------------------------------------------------------------------------------------------

Putnam VT Health Sciences Fund

December 31, 2000                        $  107,991         .94           (.10)         49.10

December 31, 1999                            20,162         .98           (.01)         82.45

December 31, 1998****                         2,129         .71(b)*       (.11)(b)*     39.68*

-----------------------------------------------------------------------------------------------

Putnam VT High Yield Fund

December 31, 2000                        $   38,039         .89          11.61          69.05

December 31, 1999                            17,646         .87          10.01          52.96

December 31, 1998****                         1,840         .58*          7.63*         52.00

-----------------------------------------------------------------------------------------------

Putnam VT Income Fund

December 31, 2000                        $   55,669         .82           6.74         238.00

December 31, 1999                            18,116         .82           6.14         220.90

December 31, 1998****                         2,288         .56*          4.03*        233.04

-----------------------------------------------------------------------------------------------

Putnam VT International Growth Fund

December 31, 2000                        $  197,754        1.09           1.13          78.84

December 31, 1999                            40,448        1.17            .31         107.38

December 31, 1998****                         1,234         .83*          (.29)*        98.31

-----------------------------------------------------------------------------------------------

Putnam VT International Growth

 and Income Fund

December 31, 2000                        $   36,934        1.12            .97          82.02

December 31, 1999                            10,652        1.13           1.08          92.27

December 31, 1998***                            926         .84(b)*       (.07)(b)*     62.61

-----------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IB

------------------------------------------------------------------------------------------------------------------------------

                                                       Investment Operations                        Less Distributions:

                                                                      Net

                                        Net                           Realized and                                 From

                                        Asset                         Unrealized                    From           Net

                                        Value,         Net            Gain(Loss)     Total from     Net            Realized

                                        Beginning      Investment     on             Investment     Investment     Gain on

Period ended                            of Period      Income(Loss)   Investments    Operations     Income         Investments

------------------------------------------------------------------------------------------------------------------------------


Putnam VT International New

 Opportunities Fund

December 31, 2000                        $  23.28       $   (.13)(a)   $  (8.44)      $  (8.57)      $   (.01)      $  (1.03)

December 31, 1999                           11.48           (.16)(a)      11.96          11.80             --(e)          --

December 31, 1998****                       11.39           (.05)(a)(b)     .14            .09             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Investors Fund

December 31, 2000                        $  15.13       $   (.01)(a)   $  (2.81)      $  (2.82)      $     --       $     --

December 31, 1999                           11.64           (.01)(a)       3.50           3.49             --             --

December 31, 1998****                       10.00            .01(a)(b)     1.64           1.65           (.01)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Money Market Fund

December 31, 2000                        $   1.00      $   .0566       $     --       $  .0566       $ (.0566)      $     --

December 31, 1999                            1.00           0460             --          .0460         (.0460)            --

December 31, 1998****                        1.00          .0338(a)          --          .0338         (.0338)            --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund

December 31, 2000                        $  43.44       $   (.18)(a)   $ (10.00)      $ (10.18)      $     --       $  (3.49)

December 31, 1999                           26.04           (.15)(a)      17.92          17.77             --           (.37)

December 31, 1998****                       23.94           (.05)(a)       2.15           2.10             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT New Value Fund

December 31, 2000                        $  11.85       $    .20(a)    $   2.26       $   2.46       $   (.18)      $   (.64)

December 31, 1999                           12.02            .17(a)        (.13)           .04             --           (.21)

December 31, 1998****                       11.91            .13(a)         .13            .26           (.13)          (.02)

------------------------------------------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

December 31, 2000                        $  22.76       $   (.10)(a)   $ (11.40)      $ (11.50)      $     --       $   (.23)

December 31, 1999                           10.08           (.10)(a)(b)   12.84          12.74             --           (.06)

December 31, 1998****                       10.00           (.03)(a)(b)     .11            .08             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Research Fund

December 31, 2000                        $  14.67       $    .05(a)    $   (.34)      $   (.29)      $     --       $   (.10)

December 31, 1999                           11.90            .02(a)(b)     3.23           3.25           (.02)          (.46)

December 31, 1998*****                      10.00            .02(a)(b)     1.90           1.92           (.01)          (.01)

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund

December 31, 2000                        $  10.30       $    .05(a)    $   2.47       $   2.52       $   (.03)      $     --

December 31, 1999******                     10.00           (.03)(a)        .37            .34             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

December 31, 2000********                $  10.00       $   (.07)(a)   $  (2.96)      $  (3.03)      $     --       $     --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and

Income Fund

December 31, 2000                        $  16.95       $    .45(a)    $   2.26       $   2.71       $   (.56)      $  (1.01)

December 31, 1999                           18.19            .47(a)        (.69)          (.22)          (.50)          (.52)

December 31, 1998****                       16.19            .29(a)        1.71           2.00             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Vista Fund

December 31, 2000                        $  20.65       $   (.08)(a)   $   (.72)      $   (.80)      $     --       $   (.25)

December 31, 1999                           14.73           (.07)(a)       7.62           7.55             --          (1.63)

December 31, 1998****                       13.76           (.02)(a)        .99            .97             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund

December 31, 2000                        $  66.11       $    .01(a)    $  (8.99)      $  (8.98)      $     --(e)    $  (8.49)

December 31, 1999                           45.81           (.10)(a)      24.62          24.52           (.05)         (4.17)

December 31, 1998****                       41.55           (.01)(a)       4.27           4.26             --             --

------------------------------------------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund

December 31, 2000*********               $  10.00       $   (.07)(a)   $  (2.75)      $  (2.82)      $     --       $     --

------------------------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.














PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IB

---------------------------------------------------------------------------------------------------------------

                                        In Excess                                                   Total

                                        of Net         From                                         Investment

                                        Realized       Return                        Net Asset      Return at

                                        Gain on        of             Total          Value,         Net Asset

Period ended                            Investments    Capital        Distributions  End of Period  Value(%)(c)

---------------------------------------------------------------------------------------------------------------


Putnam VT International New

 Opportunities Fund

December 31, 2000                             $--            $--(e)    $  (1.04)      $  13.67         (38.67)

December 31, 1999                              --             --             --(e)       23.28         102.80

December 31, 1998****                          --             --             --          11.48            .79*

---------------------------------------------------------------------------------------------------------------

Putnam VT Investors Fund

December 31, 2000                             $--            $--       $     --       $  12.31         (18.64)

December 31, 1999                              --             --             --          15.13          29.98

December 31, 1998****                          --             --(e)        (.01)         11.64          16.54*

---------------------------------------------------------------------------------------------------------------

Putnam VT Money Market Fund

December 31, 2000                             $--            $--       $ (.0566)      $   1.00           5.82

December 31, 1999                              --             --         (.0460)          1.00           4.66

December 31, 1998****                          --             --         (.0338)          1.00           3.42*

---------------------------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund

December 31, 2000                             $--            $--       $  (3.49)      $  29.77         (26.20)

December 31, 1999                              --             --           (.37)         43.44          69.10

December 31, 1998****                          --             --             --          26.04           8.77*

---------------------------------------------------------------------------------------------------------------

Putnam VT New Value Fund

December 31, 2000                             $--            $--       $   (.82)      $  13.49          22.37

December 31, 1999                              --             --           (.21)         11.85            .26

December 31, 1998****                          --             --           (.15)         12.02           2.28*

---------------------------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

December 31, 2000                             $--            $--(e)    $   (.23)      $  11.03         (51.09)

December 31, 1999                              --             --           (.06)         22.76         126.45

December 31, 1998****                          --             --(e)          --          10.08            .82*

---------------------------------------------------------------------------------------------------------------

Putnam VT Research Fund

December 31, 2000                             $--            $--       $   (.10)      $  14.28          (1.98)

December 31, 1999                              --             --           (.48)         14.67          27.69

December 31, 1998*****                         --             --           (.02)         11.90          19.19*

---------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund

December 31, 2000                             $--            $--       $   (.03)      $  12.79          24.44

December 31, 1999******                      (.03)          (.01)          (.04)         10.30           3.37*

---------------------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

December 31, 2000********                     $--            $--       $     --       $   6.97         (30.30)*

---------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and

Income Fund

December 31, 2000                             $--            $--       $  (1.57)      $  18.09          17.45

December 31, 1999                              --             --          (1.02)         16.95          (0.79)

December 31, 1998****                          --             --             --          18.19          12.35*

---------------------------------------------------------------------------------------------------------------

Putnam VT Vista Fund

December 31, 2000                             $--            $--       $   (.25)      $  19.60          (4.09)

December 31, 1999                              --             --          (1.63)         20.65          52.59

December 31, 1998****                          --             --             --          14.73           7.05*

---------------------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund

December 31, 2000                             $--            $--       $  (8.49)      $  48.64         (16.54)

December 31, 1999                              --             --          (4.22)         66.11          58.01

December 31, 1998****                          --             --             --          45.81          10.25*

---------------------------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund

December 31, 2000*********                    $--            $--       $--            $   7.18         (28.20)*

---------------------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.
















PUTNAM VARIABLE TRUST



Financial Highlights

CLASS IB

------------------------------------------------------------------------------------------------



                                                                      Ratio of Net

                                                       Ratio of       Investment

                                        Net Assets,    Expenses       Income(Loss)

                                        End of Period  to Average Net to Average     Portfolio

Period ended                            (in thousands) Assets(%)(d)   Net Assets(%)  Turnover(%)

------------------------------------------------------------------------------------------------


Putnam VT International New

 Opportunities Fund

December 31, 2000                        $  184,660        1.36           (.74)        189.71

December 31, 1999                            33,554        1.56           (.97)        196.53

December 31, 1998****                            85        1.18(b)*       (.44)(b)*    157.72

------------------------------------------------------------------------------------------------

Putnam VT Investors Fund

December 31, 2000                        $  279,598         .80           (.06)         76.32

December 31, 1999                           101,795         .86           (.11)         65.59

December 31, 1998****                         2,619         .67(b)*        .03(b)*      42.97*

------------------------------------------------------------------------------------------------

Putnam VT Money Market Fund

December 31, 2000                        $  101.820         .65           5.81             --

December 31, 1999                            41,516         .64           4.61             --

December 31, 1998****                        13,188         .46*          3.18*            --

------------------------------------------------------------------------------------------------

Putnam VT New Opportunities Fund

December 31, 2000                        $  231,779         .72           (.45)         53.64

December 31, 1999                            62,977         .74           (.47)         71.14

December 31, 1998****                         1,359         .51*          (.25)*        59.75

------------------------------------------------------------------------------------------------

Putnam VT New Value Fund

December 31, 2000                        $   30,806         .94           1.65          83.62

December 31, 1999                             9,541         .95           1.43          98.21

December 31, 1998****                           414         .65*          1.26*        130.96

------------------------------------------------------------------------------------------------

Putnam VT OTC & Emerging Growth Fund

December 31, 2000                        $   74,367         .96           (.59)         88.63

December 31, 1999                            24,432        1.05(b)        (.68)(b)     127.98

December 31, 1998****                           541         .71(b)*       (.42)(b)*     59.93*

------------------------------------------------------------------------------------------------

Putnam VT Research Fund

December 31, 2000                        $   88,834         .93            .35         161.52

December 31, 1999                            26,210        1.00(b)         .13(b)      169.16

December 31, 1998*****                          255         .25(b)*        .15(b)*      19.76*

------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund

December 31, 2000                        $   30,586        1.25            .44          34.05

December 31, 1999******                       6,384        1.39*          (.31)*        48.24*

------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

December 31, 2000********                $   12,473        1.12*          (.89)*       150.70*

------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and

Income Fund

December 31, 2000                        $   48,543         .87           2.68          28.88

December 31, 1999                            11,337         .86           2.77          26.16

December 31, 1998****                         1,799         .59*          1.98*         24.77

------------------------------------------------------------------------------------------------

Putnam VT Vista Fund

December 31, 2000                        $  297.024         .82           (.36)        104.60

December 31, 1999                            37,506         .90           (.42)        133.32

December 31, 1998****                           851         .62*          (.18)*       116.48

------------------------------------------------------------------------------------------------

Putnam VT Voyager Fund

December 31, 2000                        $  485,116         .71            .02          92.54

December 31, 1999                           155,889         .72           (.21)         85.13

December 31, 1998****                         4,332         .49*          (.04)*        62.99

------------------------------------------------------------------------------------------------

Putnam VT Voyager II Fund

December 31, 2000*********               $    1,921         .89*          (.67)*        28.20*

------------------------------------------------------------------------------------------------



See page 188 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Notes to Financial Highlights



*         Not annualized.

**        For the period January 2, 1997 (commencement of operations) to December 31, 1997.

***       For the period April 6, 1998 (commencement of operations) to December 31, 1998.

****      For the period April 30, 1998 (commencement of operations) to December 31, 1998.

*****     For the period September 30, 1998 (commencement of operations) to December 31, 1998.

******    For the period April 30, 1999 (commencement of operations) to December 31, 1999.

*******   For the period February 1, 2000 (commencement of operations) to December 31, 2000

********  For the period June 14, 2000 (commencement of operations) to December 31, 2000.

********* For the period September 29, 2000 (commencement of operations) to December 31, 2000.

(a)       Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b)       Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the following funds reflect a reduction of approximately the amounts per share noted for the following periods:






                                                                  12/31/00  12/31/99  12/31/98          12/31/97

                                                                  --------  --------  --------          --------


          Putnam VT American Government Income Fund Class IA          0.02

          Putnam VT American Government Income Fund Class IB          0.02

          Putnam VT The George Putnam Fund of Boston Class IA                             0.03

          Putnam VT The George Putnam Fund of Boston Class IB                             0.03

          Putnam VT Health Sciences Fund Class IA                                         0.01

          Putnam VT Health Sciences Fund Class IB                                         0.01

          Putnam VT International Growth Fund Class IA                                                      0.01

          Putnam VT International New Opportunities Fund Class IA                         less than .01     0.02

          Putnam VT International New Opportunities Fund Class IB                         less than .01

          Putnam VT Investors Fund Class IA                                               less than .01

          Putnam VT Investors Fund Class IB                                               less than .01

          Putnam VT OTC & Emerging Growth Fund Class IA                         0.02      0.06

          Putnam VT OTC & Emerging Growth Fund Class IB                         0.02      0.05

          Putnam VT Research Fund Class IA                                      0.01      0.03

          Putnam VT Research Fund Class IB                                      0.01      0.03

(c)       Total return assumes dividend reinvestment.

(d)       Includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(e)       Net investment income, distributions from net investment income and returns of capital were less than $0.01 per share.










Notes to Financial Statements

December 31, 2000



NOTE 1

SIGNIFICANT

ACCOUNTING

POLICIES



Putnam Variable Trust (the "Trust") is registered under the Investment

Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund and Putnam

VT Utilities Growth and Income Fund, which are non-diversified) which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class

IB shares of beneficial interest. The Trust currently offers the following twenty-seven funds: Putnam VT American Government Income Fund,

Putnam VT Asia Pacific Growth Fund, Putnam VT Capital Appreciation Fund,

Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of

Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth

Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities

Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam

VT Income Fund, Putnam VT International Growth Fund, Putnam VT

International Growth and Income Fund, Putnam VT International New

Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market

Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam

VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small

Cap Value Fund, Putnam VT Technology Fund, Putnam VT Utilities Growth

and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund and Putnam

VT Voyager II Fund.



The Trust began offering class IA and class IB shares for Putnam VT

American Government Income Fund and Putnam VT Growth Opportunities Fund

on February 1, 2000. Effective June 14, 2000, the Trust began offering class IA and class IB shares for Putnam VT Technology Fund. Also,

effective September 29, 2000 the Trust began offering class IA and IB shares for Putnam VT Capital Appreciation Fund and Putnam VT Voyager II

Fund. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.



Expenses of each fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class

(including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the

Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund if that fund were liquidated. In addition, the

Trustees declare separate dividends on each class of shares.



The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of

America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.



A) Security valuation For all funds other than Putnam VT Money Market

Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments,

including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees,

which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See sections F, G, H,

I, J and K with respect to the valuation of forward currency contracts,

futures and options contracts, swap contracts, and TBA purchase and sale commitments.



The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule

2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.



B) Joint trading account Pursuant to an exemptive order issued by the

Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by

Putnam Investment Management, LLC ("Putnam Management"), the Trust's

manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.



C) Repurchase agreements The funds, or any joint trading account,

through their custodian, receive delivery of the underlying securities,

the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.



D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.



Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the security received.



Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.



For all funds other than Putnam VT Money Market Fund, discounts on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds are accreted according to the yield-to-maturity basis and any premium resulting from the purchase of stepped-coupon bonds is amortized on a yield-to-maturity basis.



For Putnam VT Money Market Fund, premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.



E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities,

currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The

Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts,

disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.



F) Forward currency contracts Each fund, except Putnam VT Money Market

Fund, may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S.

dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.



G) Futures and options contracts Each fund, except Putnam VT Money

Market Fund, may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The same funds may also write options on securities it owns or in which it may invest to increase its current returns.



The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.



Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.



H) Equity swap contracts Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT International New Opportunities Fund and

Putnam VT International Growth Fund may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets each fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are

marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.



I) Interest rate swap contracts Putnam VT Diversified Income Fund and

Putnam VT High Yield Fund may engage in interest rate swap agreements,

which are arrangements between two parties to exchange cash flows based on a notional principal amount. Each fund may enter into interest rate swap agreements to manage the fund's exposure to interest rates.

Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.



J) TBA purchase commitments Each fund, except for Putnam VT Money Market

Fund, may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established,

the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount.

The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.



Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.



K) TBA sale commitments Each fund, except for Putnam VT Money Market

Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.



Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is

"marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.



L) Security lending Putnam VT Utilities Growth and Income Fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is delivered to the fund on the next business day. The risk of borrower default will be borne by

Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of Operations. At

December 31, 2000, the value of securities loaned amounted to

$25,814,851. The fund received cash collateral of $26,721,863, which was invested with 26 issuers of high grade short-term investments.



M) Line of credit Each fund, except Putnam VT Money Market Fund, Putnam

VT American Government Income Fund, Putnam VT Technology Fund, Putnam VT

Capital Appreciation Fund, and Putnam VT Voyager II Fund, has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.



For the year ended December 31, 2000, the funds had no borrowings against the line of credit.



N) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. When applicable it is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue

Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.



At December 31, 2000, the following funds had capital loss carryovers,

which will expire on the following dates:



                      Loss Carryover      Expiration Date

------------------------------------------------------------

Putnam VT Capital

Appreciation Fund               $78,000    December 31, 2008

Putnam VT Diversified

Income Fund                  16,535,000    December 31, 2006

                             29,254,000    December 31, 2007

                             17,509,000    December 31, 2008

Putnam VT The George

Putnam Fund of Boston        10,625,000    December 31, 2008

Putnam VT Growth

Opportunities Fund            9,529,000    December 31, 2008

Putnam VT Health

Sciences Fund                 1,006,000    December 31, 2006

                             15,598,000    December 31, 2007

Putnam VT High

Yield Fund                   16,523,000    December 31, 2006

                             60,940,000    December 31, 2007

                             69,811,000    December 31, 2008

Putnam VT

Income Fund                  16,103,000    December 31, 2007

                             27,878,000    December 31, 2008

Putnam VT International

New Opportunities Fund       72,898,000    December 31, 2008

Putnam VT

Investors Fund                7,383,000    December 31, 2006

                              7,276,000    December 31, 2007

                            120,474,000    December 31, 2008

Putnam VT OTC &

Emerging Growth Fund        131,657,000    December 31, 2008

Putnam VT

Technology Fund               1,302,000    December 31, 2008

Putnam VT

Voyager II Fund                  73,000    December 31, 2008

------------------------------------------------------------

These capital loss carryovers may be used to offset future

capital gains, if any.



O) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. For all other funds, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date.

Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, foreign taxes, nontaxable dividends, defaulted bond interest, unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount, interest on payment-in-kind securities,

realized and unrealized gains and losses on passive foreign investment companies, book accretion/amortization adjustments, foreign market discount, net operating losses, and income on swap contracts.

Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December

31, 2000, the fund reclassified the following amounts:





                                                                     Accumulated

                                               Undistributed        Net Realized

                                                         Net      Gain/(Loss) on

                                                  Investment          Investment            Paid-in-

                                               Income /(Loss)       Transactions             Capital

----------------------------------------------------------------------------------------------------


Putnam VT American Government Income Fund               $922               $(922)                $--

Putnam VT Asia Pacific Growth Fund                 6,701,113          (6,707,991)              6,878

Putnam VT Capital Appreciation Fund                   16,527                  --             (16,527)

Putnam VT Diversified Income Fund                (10,166,804)         10,213,293             (46,489)

Putnam VT The George Putnam Fund of Boston            62,321             (73,067)             10,746

Putnam VT Global Asset Allocation Fund           (16,616,386)         16,530,240              86,146

Putnam VT Global Growth Fund                      25,542,141          (5,663,830)        (19,878,311)

Putnam VT Growth and Income Fund                  (1,273,707)          1,273,707                  --

Putnam VT Growth Opportunities Fund                  225,256                  --            (225,256)

Putnam VT Health Sciences Fund                       (69,345)              1,917              67,428

Putnam VT High Yield Fund                            108,988            (108,767)               (221)

Putnam VT Income Fund                                954,033            (287,252)           (666,781)

Putnam VT International Growth Fund               (2,494,705)          2,579,585             (84,880)

Putnam VT International Growth and Income Fund      (759,702)            759,702                  --

Putnam VT International New Opportunities Fund     3,292,474          (1,432,086)         (1,860,388)

Putnam VT Investors Fund                            (211,892)                 --             211,892

Putnam VT New Opportunities Fund                  21,518,383             (13,353)        (21,505,030)

Putnam VT New Value Fund                             (89,540)             96,676              (7,136)

Putnam VT OTC & Emerging Growth Fund                1,795,263             (3,965)         (1,791,298)

Putnam VT Research Fund                                   --                  --                  --

Putnam VT Small Cap Value Fund                       (32,222)                 --              32,222

Putnam VT Technology Fund                            155,031                  --            (155,031)

Putnam VT Utilities Growth and Income Fund          (237,832)            237,810                  22

Putnam VT Vista Fund                               2,308,078                  --          (2,308,078)

Putnam VT Voyager Fund                               400,458            (400,526)                 68

Putnam VT Voyager II Fund                             24,092                  --             (24,092)






The calculation of net investment income per share in the financial highlights table excludes these adjustments.





P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.



Q) Beneficial Interest At December 31, 2000, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 26% to 98% of each fund is owned by accounts of two groups of insurance companies.







NOTE 2 MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS



Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at December 31, 2000:





                              Rate

------------------------------------------------------------------------------------


Putnam VT Asia Pacific

Growth Fund                   0.80% of the first $500 million of average net assets,

Putnam VT Global

Growth Fund                   0.70% of the next $500 million,

Putnam VT International

Growth Fund                   0.65% of the next $500 million,

Putnam VT International

Growth and Income Fund        0.60% of the next $5 billion,

Putnam VT Small Cap

Value Fund                    0.575% of the next $5 billion,

                              0.555% of the next $5 billion,

                              0.54% of the next $5 billion,

                              and 0.53% thereafter.

 .....................................................................................

Putnam VT Money

Market Fund                   0.45% of the first $500 million of average net assets,

                              0.35% of the next $500 million,

                              0.30% of the next $500 million,

                              0.25% of the next $5 billion,

                              0.225% of the next $5 billion,

                              0.205% of the next $5 billion,

                              0.19% of the next $5 billion,

                              and 0.18% thereafter.

 .....................................................................................

Putnam VT The George Putnam

Fund of Boston                0.65% of the first $500 million of average net assets,

Putnam VT Growth and

Income Fund                   0.55% of the next $500 million,

Putnam VT Income Fund         0.50% of the next $500 million,

Putnam VT Investors Fund      0.45% of the next $5 billion,

Putnam VT Research Fund       0.425% of the next $5 billion,

Putnam VT Vista Fund          0.405% of the next $5 billion,

                              0.39% of the next $5 billion,

                              and 0.38% thereafter.

 .....................................................................................

Putnam VT Diversified

Income Fund                   0.70% of the first $500 million of average net assets,

Putnam VT Global Asset

Allocation Fund               0.60% of the next $500 million,

Putnam VT Health

Sciences Fund                 0.55% of the next $500 million,

Putnam VT High Yield Fund     0.50% of the next $5 billion,

Putnam VT New

Opportunities Fund            0.475% of the next $5 billion,

Putnam VT New Value Fund      0.455% of the next $5 billion,

Putnam VT OTC & Emerging

Growth Fund                   0.44% of the next $5 billion,

Putnam VT Utilities Growth

and Income Fund               and 0.43% thereafter.

Putnam VT Voyager Fund

 .....................................................................................

Putnam VT International

New Opportunities Fund        1.00% of the first $500 million of average net assets,

Putnam VT Technology Fund     0.90% of the next $500 million,

                              0.85% of the next $500 million,

                              0.80% of the next $5 billion.

                              0.775% of the next $5 billion,

                              0.755% of the next $5 billion,

                              0.74% of the next $5 billion,

                              and 0.73% thereafter.

 .....................................................................................

Putnam VT American

Government Income Fund         0.65% of the first $500 million of average net assets,

                               0.55% of the next $500 million,

                               0.50% of the next $500 million,

                               0.45% of the next $5 billion.

                               0.425% of the next $5 billion,

                               0.405% of the next $5 billion,

                               0.39% of the next $5 billion,

                               0.38% of the next $5 billion,

                               0.37% of the next $5 billion,

                               0.36% of the next $5 billion,

                               0.35% of the next $5 billion,

                               and 0.34% of any excess thereafter.

 .....................................................................................

Putnam VT Voyager II Fund      0.70% of the first $500 million of average net assets,

                               0.60% of the next $500 million,

                               0.55% of the next $500 million,

                               0.50% of the next $5 billion.

                               0.475% of the next $5 billion,

                               0.455% of the next $5 billion,

                               0.44% of the next $5 billion,

                               0.43% of the next $5 billion,

                               and 0.42% of any excess thereafter.

 .....................................................................................

Putnam VT Capital

Appreciation Fund              0.65% of the first $500 million of average net assets,

                               0.55% of the next $500 million,

                               0.50% of the next $500 million,

                               0.45% of the next $5 billion.

                               0.425% of the next $5 billion,

                               0.405% of the next $5 billion,

                               0.39% of the next $5 billion,

                               0.38% of the next $5 billion,

                               0.37% of the next $5 billion,

                               0.36% of the next $5 billion,

                               0.35% of the next $5 billion,

                               0.34% of the next $5 billion

                               0.33% of the next $8.5 billion

                               and 0.32% of any excess thereafter.

 .....................................................................................

Putnam VT Growth

Opportunities Fund             0.70% of the first $500 million of average net assets,

                               0.60% of the next $500 million,

                               0.55% of the next $500 million,

                               0.50% of the next $5 billion.

                               0.475% of the next $5 billion,

                               0.455% of the next $5 billion,

                               0.44% of the next $5 billion,

                               0.43% of the next $5 billion,

                               0.42% of the next $5 billion,

                               0.41% of the next $5 billion,

                               0.40% of the next $5 billion,

                               0.39% of the next $5 billion,

                               0.38% of the next $8.5 billion,

                               and 0.37% of any excess thereafter.

 .....................................................................................






Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of Putnam VT American Government

Income Fund through December 31, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary

Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 0.90% of the fund's average net assets.



The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust or funds.

The aggregate amount of all such reimbursements is determined annually by the Trustees.



Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.



Under the subcustodian contract between the subcustodian bank and PFTC,

the subcustodian bank has a lien on the securities of Putnam VT Asia

Pacific Growth Fund, Putnam VT Growth and Income Fund, Putnam VT

International Growth and Income Fund and Putnam VT Technology Fund to

the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At December 31, 2000, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.



The funds have entered into an arrangement with PFTC whereby the credits realized as a result of uninvested cash balances are used to reduce a portion of the funds expenses. The funds also reduced expenses through brokerage service arrangements. For the year ended December 31, 2000,

the funds expenses were reduced by the following amounts:



Putnam VT American Government Income Fund         $    4,473

Putnam VT Asia Pacific Growth Fund                   166,784

Putnam VT Capital Appreciation Fund                      326

Putnam VT Diversified Income Fund                     79,717

Putnam VT The George Putnam Fund of Boston            82,659

Putnam VT Global Asset Allocation Fund               190,583

Putnam VT Global Growth Fund                         241,773

Putnam VT Growth and Income Fund                     810,815

Putnam VT Growth Opportunities Fund                   11,594

Putnam VT Health Sciences Fund                        38,777

Putnam VT High Yield Fund                            114,373

Putnam VT Income Fund                                 68,709

Putnam VT International Growth Fund                   84,401

Putnam VT International Growth and Income Fund       284,091

Putnam VT International New Opportunities Fund       242,740

Putnam VT Investors Fund                             136,166

Putnam VT Money Market Fund                           10,533

Putnam VT New Opportunities Fund                     607,688

Putnam VT New Value Fund                              63,401

Putnam VT OTC & Emerging Growth Fund                  43,694

Putnam VT Research Fund                               30,156

Putnam VT Small Cap Value Fund                         7,959

Putnam VT Technology Fund                              1,660

Putnam VT Utilities Growth and Income Fund            84,862

Putnam VT Vista Fund                                 145,178

Putnam VT Voyager Fund                             1,029,742

Putnam VT Voyager II Fund                                 --



Each independent Trustee receives an annual Trustee fee, of which

$28,985 has been allocated to the Trust, and an additional fee for each

Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.



Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan")

which allows the Trustees to defer the receipt of all or a portion of

Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.



Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the

Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the

Statement of operations. Accrued pension liability is included in

Payable for compensation of Trustees in the Statement of assets and liabilities.



Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company

Act of 1940. The purpose of the Plan is to compensate Putnam Retail

Management, Inc., a wholly owned subsidiary of Putnam Investments, LLC,

for services provided and expenses incurred by it in distributing shares of each fund. The Plan provides for payment by the funds to Putnam

Retail Management, Inc., at an annual rate of up to 0.35% of each fund's average net assets. The Trustees have approved payment by each fund to an annual rate of 0.15% of the average net assets of class IB shares.









NOTE 3

PURCHASES AND SALES OF SECURITIES



During the year ended December 31, 2000, cost of purchases and proceeds from sales of investment securities (other than short-term investments)

were as follows:





                                                       U.S. Government

                                                        Obligations                    Other Securities

----------------------------------------------------------------------------------------------------------------

                                                  Purchases         Sales           Purchases         Sales

----------------------------------------------------------------------------------------------------------------


Putnam VT American Government Income Fund        $50,632,847       $29,343,657

Putnam VT Asia Pacific Growth Fund                                                $264,888,844      $316,975,336

Putnam VT Capital Appreciation Fund                                                  4,240,368         1,669,301

Putnam VT Diversified Income Fund                386,969,784       377,811,095     608,636,542       612,615,837

Putnam VT The George Putnam Fund of Boston       162,586,597       109,798,111     391,113,208       389,779,298

Putnam VT Global Asset Allocation Fund            94,384,054        96,784,204   1,204,146,510     1,362,782,684

Putnam VT Global Growth Fund                                                     4,651,348,358     4,746,423,468

Putnam VT Growth and Income Fund                                                 4,870,632,804     5,957,805,804

Putnam VT Growth Opportunities Fund                                                199,864,147        48,593,931

Putnam VT Health Sciences Fund                                                     432,343,358       195,210,069

Putnam VT High Yield Fund                                                          616,606,971       731,621,022

Putnam VT Income Fund                          1,694,522,680     1,457,534,240     293,118,068       623,386,821

Putnam VT International Growth Fund                                                903,653,983       608,848,318

Putnam VT International Growth and Income Fund                                     351,717,482       326,916,666

Putnam VT International New Opportunities Fund                                   1,217,158,516       893,884,431

Putnam VT Investors Fund                                                         1,310,340,435       873,745,500

Putnam VT New Opportunities Fund                                                 4,115,890,698     3,576,424,549

Putnam VT New Value Fund                                                           233,698,743       221,204,479

Putnam VT OTC & Emerging Growth Fund                                               677,782,470       320,945,671

Putnam VT Research Fund                                                            537,964,977       386,788,424

Putnam VT Small Cap Value Fund                                                      70,188,413        15,930,933

Putnam VT Technology Fund                                                           71,677,007        29,406,027

Putnam VT Utilities Growth and Income Fund                                         263,243,263       392,206,948

Putnam VT Vista Fund                                                             1,488,087,962       930,537,197

Putnam VT Voyager Fund                                                           8,177,821,978     8,691,402,749

Putnam VT Voyager II Fund                                                            6,927,837         1,038,202






Putnam VT Money Market Fund: Cost of purchases and proceeds from sales

(including maturities) of investment securities (all short-term obligations) aggregated $13,916,673,778 and $14,109,922,754,

respectively.









NOTE 4 CAPITAL SHARES



At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:











Note 4

Capital shares



At December 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                                           Year ended December 31

----------------------------------------------------------------------------------------------------------------------

Class IA                                                          2000                                1999

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount            Shares            Amount

----------------------------------------------------------------------------------------------------------------------


Putnam VT Asia Pacific Growth Fund

Shares sold                                           38,515,762      $485,564,402        27,579,721      $316,283,149

Shares issued in connection with

reinvestment of distributions                            481,048         7,436,999                --                --

 ......................................................................................................................

                                                      38,996,810       493,001,401        27,579,721       316,283,149

Shares repurchased                                   (42,194,545)     (538,648,695)      (23,942,691)     (277,802,618)

 ......................................................................................................................

Net increase (decrease)                               (3,197,735)     $(45,647,294)        3,637,030       $38,480,531

 ......................................................................................................................

Putnam VT Diversified Income Fund

Shares sold                                            1,004,422        $9,947,488         1,599,321       $16,973,792

Shares issued in connection with

reinvestment of distributions                          5,145,052        47,334,433         4,727,698        46,355,564

 ......................................................................................................................

                                                       6,149,474        57,281,921         6,327,019        63,329,356

Shares repurchased                                   (10,266,740)      (97,291,996)       (7,268,655)      (72,215,251)

 ......................................................................................................................

Net decrease                                          (4,117,266)     $(40,010,075)         (941,636)      $(8,885,895)

 ......................................................................................................................

Putnam VT The George Putnam Fund of Boston

Shares sold                                            2,778,810       $28,029,124        17,677,099      $186,001,902

Shares issued in connection with

reinvestment of distributions                                 --                --           687,784         6,793,909

 ......................................................................................................................

                                                       2,778,810        28,029,124        18,364,883       192,795,811

Shares repurchased                                    (2,612,027)      (25,913,592)       (1,664,296)      (17,228,888)

 ......................................................................................................................

Net increase                                             166,783        $2,115,532        16,700,587      $175,566,923

 ......................................................................................................................

Putnam VT Global Asset Allocation Fund

Shares sold                                              442,756        $7,705,476           329,648        $6,214,449

Shares issued in connection with

reinvestment of distributions                          5,819,706       102,642,805         4,231,085        75,195,431

 ......................................................................................................................

                                                       6,262,462       110,348,281         4,560,733        81,409,880

Shares repurchased                                    (8,414,991)     (147,665,668)       (7,365,834)     (135,598,243)

 ......................................................................................................................

Net decrease                                          (2,152,529)     $(37,317,387)       (2,805,101)     $(54,188,363)

 ......................................................................................................................

Putnam VT Global Growth Fund

Shares sold                                            4,392,306      $110,785,953         4,230,668       $88,480,245

Shares issued in connection with

reinvestment of distributions                         18,824,651       503,182,982         9,423,258       179,324,603

 ......................................................................................................................

                                                      23,216,957       613,968,935        13,653,926       267,804,848

Shares repurchased                                   (13,036,145)     (294,738,117)      (10,305,897)     (213,800,427)

 ......................................................................................................................

Net increase                                          10,180,812      $319,230,818         3,348,029       $54,004,421

 ......................................................................................................................

Putnam VT Growth and Income Fund

Shares sold                                            6,669,995      $163,946,932         5,877,191      $167,194,465

Shares issued in connection with

reinvestment of distributions                         40,164,312       943,125,727        31,047,267       840,138,933

 ......................................................................................................................

                                                      46,834,307     1,107,072,659        36,924,458     1,007,333,398

Shares repurchased                                   (68,174,353)   (1,675,153,288)      (25,700,198)     (710,499,929)

 ......................................................................................................................

Net increase (decrease)                              (21,340,046)    $(568,080,629)       11,224,260      $296,833,469

 ......................................................................................................................

Putnam VT Health Sciences Fund

Shares sold                                           16,862,622      $223,616,972         9,825,298      $101,834,005

Shares issued in connection with

reinvestment of distributions                                 --                --            18,949           186,582

 ......................................................................................................................

                                                      16,862,622       223,616,972         9,844,247       102,020,587

Shares repurchased                                    (3,644,616)      (46,899,302)       (1,292,330)      (13,228,946)

 ......................................................................................................................

Net increase                                          13,218,006      $176,717,670         8,551,917       $88,791,641

 ......................................................................................................................

Putnam VT High Yield Fund

Shares sold                                            6,799,348       $65,669,789         9,667,206      $108,607,342

Shares issued in connection with

reinvestment of distributions                         10,516,626       102,642,266        10,147,537       109,086,026

 ......................................................................................................................

                                                      17,315,974       168,312,055        19,814,743       217,693,368

Shares repurchased                                   (25,298,665)     (252,734,311)      (21,095,645)     (233,967,548)

 ......................................................................................................................

Net decrease                                          (7,982,691)     $(84,422,256)       (1,280,902)     $(16,274,180)

 ......................................................................................................................

Putnam VT Income Fund

Shares sold                                            1,814,108       $22,223,638         7,176,064       $94,354,087

Shares issued in connection with

reinvestment of distributions                          4,921,557        58,222,016         5,595,008        71,112,554

 ......................................................................................................................

                                                       6,735,665        80,445,654        12,771,072       165,466,641

Shares repurchased                                   (17,484,956)     (213,939,474)      (10,925,703)     (138,310,190)

 ......................................................................................................................

Net increase (decrease)                              (10,749,291)    $(133,493,820)        1,845,369       $27,156,451

 ......................................................................................................................

Putnam VT International Growth Fund

Shares sold                                           25,510,188      $492,219,557        18,217,034      $282,648,315

Shares issued in connection with

reinvestment of distributions                          3,403,943        70,291,422                --                --

 ......................................................................................................................

                                                      28,914,131       562,510,979        18,217,034       282,648,315

Shares repurchased                                   (18,572,361)     (354,864,433)      (12,743,647)     (197,083,614)



 ......................................................................................................................

Net increase                                          10,341,770      $207,646,546         5,473,387       $85,564,701

 ......................................................................................................................

Putnam VT International Growth and Income Fund

Shares sold                                           23,660,023      $328,708,761        22,663,944      $306,623,146

Shares issued in connection with

reinvestment of distributions                          4,260,432        56,218,745                --                --

 ......................................................................................................................

                                                      27,920,455       384,927,506        22,663,944       306,623,146

Shares repurchased                                   (23,674,407)     (326,281,113)      (22,165,427)     (299,883,229)

 ......................................................................................................................

Net increase                                           4,246,048       $58,646,393           498,517        $6,739,917

 ......................................................................................................................

Putnam VT International New Opportunities Fund

Shares sold                                           31,809,454      $619,021,932        19,756,966      $280,419,060

Shares issued in connection with

reinvestment of distributions                            818,651        19,189,175             4,672            57,846

 ......................................................................................................................

                                                      32,628,105       638,211,107        19,761,638       280,476,906

Shares repurchased                                   (28,192,449)     (532,011,647)      (17,348,973)     (239,870,204)

 ......................................................................................................................

Net increase                                           4,435,656      $106,199,460         2,412,665       $40,606,702

 ......................................................................................................................

Putnam VT Investors Fund

Shares sold                                           18,710,488      $273,048,909        37,371,494      $464,724,322

Shares issued in connection with

reinvestment of distributions                                 --                --                --                --

 ......................................................................................................................

                                                      18,710,488       273,048,909        37,371,494       464,724,322

Shares repurchased                                    (2,654,378)      (37,476,867)       (1,058,909)      (12,883,959)

 ......................................................................................................................

Net increase                                          16,056,110      $235,572,042        36,312,585      $451,840,363

 ......................................................................................................................

Putnam VT Money Market Fund*

Shares sold                                                   --    $1,878,542,098                --    $1,617,558,345

Shares issued in connection with

reinvestment of distributions                                 --        38,745,671                --        34,493,642

 ......................................................................................................................

                                                              --     1,917,287,769                --     1,652,051,987

Shares repurchased                                            --    (2,102,896,484)               --    (1,424,196,741)

 ......................................................................................................................

Net increase (decrease)                                       --     $(185,608,715)               --      $227,855,246

 ......................................................................................................................

Putnam VT New Opportunities Fund

Shares sold                                           15,166,342      $652,720,038        22,082,766      $642,155,644

Shares issued in connection with

reinvestment of distributions                         11,737,163       534,979,909         1,894,686        51,876,521

 ......................................................................................................................

                                                      26,903,505     1,187,699,947        23,977,452       694,032,165

Shares repurchased                                    (7,603,682)     (299,664,545)      (13,877,105)     (391,839,342)

 ......................................................................................................................

Net increase                                          19,299,823      $888,035,402        10,100,347      $302,192,823

 ......................................................................................................................

Putnam VT New Value Fund

Shares sold                                            4,037,770       $49,133,034         3,341,807       $43,372,563

Shares issued in connection with

reinvestment of distributions                          1,482,664        16,175,865           346,721         4,313,208

 ......................................................................................................................

                                                       5,520,434        65,308,899         3,688,528        47,685,771

Shares repurchased                                    (4,112,981)      (47,010,368)       (3,950,045)      (48,840,362)

 ......................................................................................................................

Net increase (decrease)                                1,407,453       $18,298,531          (261,517)      $(1,154,591)

 ......................................................................................................................

Putnam VT OTC & Emerging Growth Fund

Shares sold                                           21,868,565      $470,316,472         9,308,097      $132,534,012

Shares issued in connection with

reinvestment of distributions                            158,820         3,907,875            24,169           500,533

 ......................................................................................................................

                                                      22,027,385       474,224,347         9,332,266       133,034,545

Shares repurchased                                   (11,424,605)     (206,130,616)       (3,030,664)      (36,519,324)

 ......................................................................................................................

Net increase                                          10,602,780      $268,093,731         6,301,602       $96,515,221

 ......................................................................................................................

Putnam VT Research Fund

Shares sold                                            6,755,922      $100,384,367         7,932,740      $102,316,586

Shares issued in connection with

reinvestment of distributions                             77,938         1,169,068           263,474         3,637,315

 ......................................................................................................................

                                                       6,833,860       101,553,435         8,196,214       105,953,901

Shares repurchased                                      (424,495)       (6,202,086)         (961,174)      (11,933,085)

 ......................................................................................................................

Net increase                                           6,409,365       $95,351,349         7,235,040       $94,020,816

 ......................................................................................................................

                                                                                          For the period April 30, 1999

                                                                                           (commencement of operations)

                                                            Year ended December                   to December 31

----------------------------------------------------------------------------------------------------------------------

Class IA                                                           2000                                1999

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount            Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund

Shares sold                                            3,769,142       $42,424,575         1,353,899       $13,869,475

Shares issued in connection with

reinvestment of distributions                             13,210           154,683             3,512            34,203

 ......................................................................................................................

                                                       3,782,352        42,579,258         1,357,411        13,903,678

Shares repurchased                                      (332,633)       (3,701,033)         (264,388)       (2,749,700)

 ......................................................................................................................

Net increase                                           3,449,719       $38,878,225         1,093,023       $11,153,978

 ......................................................................................................................

                                                                             Year ended December 31

----------------------------------------------------------------------------------------------------------------------

                                                                  2000                                1999

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount            Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and Income Fund

Shares sold                                            2,494,589       $42,046,907         1,859,051       $27,913,010

Shares issued in connection with

reinvestment of distributions                          5,220,601        80,572,958         3,654,588        57,559,773

 ......................................................................................................................

                                                       7,715,190       122,619,865         5,513,639        85,472,783

Shares repurchased                                   (10,607,707)     (176,382,173)       (5,599,815)      (91,556,540)

 ......................................................................................................................

Net decrease                                          (2,892,517)     $(53,762,308)          (86,176)      $(6,083,757)

 ......................................................................................................................

Putnam VT Vista Fund

Shares sold                                           14,717,603      $342,567,326         4,559,333       $76,076,030

Shares issued in connection with

reinvestment of distributions                            318,488         7,580,009         2,098,302        38,819,301

 ......................................................................................................................

                                                      15,036,091       350,147,335         6,657,635       114,895,331

Shares repurchased                                    (2,207,495)      (47,320,385)       (1,585,037)      (25,623,872)

 ......................................................................................................................

Net increase                                          12,828,596      $302,826,950         5,072,598       $89,271,459

 ......................................................................................................................

Putnam VT Voyager Fund

Shares sold                                            7,094,171      $428,809,842         7,078,671      $341,243,072

Shares issued in connection with

reinvestment of distributions                         18,635,639     1,180,195,046        11,992,310       532,938,727

 ......................................................................................................................

                                                      25,729,810     1,609,004,888        19,070,981       874,181,799

Shares repurchased                                   (13,474,625)     (771,881,867)       (7,828,029)     (375,602,675)

 ......................................................................................................................

Net increase                                          12,255,185      $837,123,021        11,242,952      $498,579,124

 ......................................................................................................................

                                                    For the period February 1, 2000

                                                     (commencement of operations)

                                                            to December 31

----------------------------------------------------------------------------------------------------------------------

Class IA                                                         2000

----------------------------------------------------------------------------------------------------------------------

                                                        Shares             Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT American Government Income Fund

Shares sold                                            2,012,993       $21,397,467

Shares issued in connection with

reinvestment of distributions                             43,512           472,981

 ......................................................................................................................

                                                       2,056,505        21,870,448

Shares repurchased                                      (502,606)       (5,375,442)

 ......................................................................................................................

Net increase                                           1,553,899       $16,495,006

 ......................................................................................................................

Putnam VT Growth Opportunities Fund

Shares sold                                           10,220,237      $106,715,080

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                      10,220,237       106,715,080

Shares repurchased                                      (446,415)       (4,399,191)

 ......................................................................................................................

Net increase                                           9,773,822      $102,315,889

 ......................................................................................................................

                                                       For the period June 14, 2000

                                                       (commencement of operations)

                                                             to December 31

----------------------------------------------------------------------------------------------------------------------

Class IA                                                          2000

----------------------------------------------------------------------------------------------------------------------

                                                         Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

Shares sold                                            4,059,769       $40,876,587

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                       4,059,769        40,876,587

Shares repurchased                                    (1,760,069)      (16,910,739)

 ......................................................................................................................

Net increase                                           2,299,700       $23,965,848

 ......................................................................................................................

                                                     For the period September 29, 2000

                                                      (commencement of operations)

                                                              to December 31

----------------------------------------------------------------------------------------------------------------------

Class IA                                                          2000

----------------------------------------------------------------------------------------------------------------------

                                                         Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

Shares sold                                              108,706        $1,007,010

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                         108,706         1,007,010

Shares repurchased                                       (59,365)         (539,357)

 ......................................................................................................................

Net increase                                              49,341          $467,653

 ......................................................................................................................

Putnam VT Voyager II Fund

Shares sold                                              191,184        $1,486,672

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                         181,184         1,486,672

Shares repurchased                                       (49,276)         (359,424)

 ......................................................................................................................

Net increase                                             141,908        $1,127,248

 ......................................................................................................................

                                                                            Year ended December 31

----------------------------------------------------------------------------------------------------------------------

Class IB                                                            2000                               1999

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount            Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Asia Pacific Growth Fund

Shares sold                                           17,554,672      $210,227,505         4,928,954       $60,597,638

Shares issued in connection with

reinvestment of distributions                             16,364           252,340                --                --

 ......................................................................................................................

                                                      17,571,036       210,479,845         4,928,954        60,597,638

Shares repurchased                                   (17,222,547)     (208,332,733)       (4,544,234)      (56,565,740)

 ......................................................................................................................

Net increase                                             348,489        $2,147,112           384,720        $4,031,898

 ......................................................................................................................

Putnam VT Diversified Income Fund

Shares sold                                            5,243,724       $48,797,728         2,189,295       $20,616,398

Shares issued in connection with

reinvestment of distributions                            295,003         2,708,184            23,025           248,526

 ......................................................................................................................

                                                       5,538,727        51,505,912         2,212,320        20,864,924

Shares repurchased                                      (323,520)       (2,995,186)          (58,989)         (604,425)

 ......................................................................................................................

Net increase                                           5,215,207       $48,510,726         2,153,331       $20,260,499

 ......................................................................................................................

Putnam VT The George Putnam Fund of Boston

Shares sold                                            5,227,768       $52,612,814         3,683,758       $38,204,785

Shares issued in connection with

reinvestment of distributions                                 --                --            84,741           835,890

 ......................................................................................................................

                                                       5,227,768        52,612,814         3,768,499        39,040,675

Shares repurchased                                      (479,943)       (4,830,442)          (89,747)         (930,493)

 ......................................................................................................................

Net increase                                           4,747,825       $47,782,372         3,678,752       $38,110,182

 ......................................................................................................................

Putnam VT Global Asset Allocation Fund

Shares sold                                              767,354       $13,056,976           276,691        $4,965,233

Shares issued in connection with

reinvestment of distributions                             69,325         1,002,729             8,023           142,921

 ......................................................................................................................

                                                         836,679        14,059,705           284,714         5,108,154

Shares repurchased                                       (35,567)         (608,607)          (16,274)         (302,098)

 ......................................................................................................................

Net increase                                             801,112       $13,451,098           267,990        $4,806,056

 ......................................................................................................................

Putnam VT Global Growth Fund

Shares sold                                            9,036,437      $210,097,348         1,355,618       $30,644,814

Shares issued in connection with

reinvestment of distributions                            304,121         8,104,922             9,961           189,448

 ......................................................................................................................

                                                       9,340,558       218,202,270         1,365,579        30,834,262

Shares repurchased                                    (4,568,972)     (106,793,610)         (455,628)      (10,726,560)

 ......................................................................................................................

Net increase                                           4,771,586      $111,408,660           909,951       $20,107,702

 ......................................................................................................................

Putnam VT Growth and Income Fund

Shares sold                                           14,035,930      $343,541,228         5,821,770      $159,971,286

Shares issued in connection with

reinvestment of distributions                          1,113,850        26,097,506            45,278         1,223,895

 ......................................................................................................................

                                                      15,149,780       369,638,734         5,867,048       161,195,181

Shares repurchased                                    (1,288,594)      (31,409,695)          (69,970)       (1,957,477)

 ......................................................................................................................

Net increase                                          13,861,186      $338,229,039         5,797,078      $159,237,704

 ......................................................................................................................

Putnam VT Health Sciences Fund

Shares sold                                            6,054,506       $80,069,728         1,793,605       $18,099,640

Shares issued in connection with

reinvestment of distributions                                 --                --               729             7,170

 ......................................................................................................................

                                                       6,054,506        80,069,728         1,794,334        18,106,810

Shares repurchased                                      (570,959)       (7,591,150)          (67,952)         (695,694)

 ......................................................................................................................

Net increase                                           5,483,547       $72,478,578         1,726,382       $17,411,116

 ......................................................................................................................

Putnam VT High Yield Fund

Shares sold                                            3,870,067       $37,532,980         1,637,292       $17,487,287

Shares issued in connection with

reinvestment of distributions                            285,254         2,784,077            40,105           431,138

 ......................................................................................................................

                                                       4,155,321        40,317,057         1,677,397        17,918,425

Shares repurchased                                    (1,506,433)      (14,547,017)         (242,324)       (2,682,906)

 ......................................................................................................................

Net increase                                           2,648,888       $25,770,040         1,435,073       $15,235,519

 ......................................................................................................................

Putnam VT Income Fund

Shares sold                                            3,198,222       $38,888,775         1,416,617       $17,967,184

Shares issued in connection with

reinvestment of distributions                            139,448         1,648,307            24,638           313,149

 ......................................................................................................................

                                                       3,337,670        40,537,082         1,441,255        18,280,333

Shares repurchased                                      (360,359)       (4,398,823)         (160,098)       (2,021,031)

 ......................................................................................................................

Net increase                                           2,977,311       $36,138,259         1,281,157       $16,259,302

 ......................................................................................................................

Putnam VT International Growth Fund

Shares sold                                           25,118,298      $471,505,315         4,045,195       $68,183,600

Shares issued in connection with

reinvestment of distributions                            329,677         6,794,648                --                --

 ......................................................................................................................

                                                      25,447,975       478,299,963         4,045,195        68,183,600

Shares repurchased                                   (16,128,945)     (303,513,504)       (2,266,435)      (37,434,343)

 ......................................................................................................................

Net increase                                           9,319,030      $174,786,459         1,778,760       $30,749,257

 ......................................................................................................................

Putnam VT International Growth and Income Fund

Shares sold                                            8,442,898      $112,059,784         3,016,301       $41,174,054

Shares issued in connection with

reinvestment of distributions                            196,285         2,600,773                --                --

 ......................................................................................................................

                                                       8,639,183       114,660,557         3,016,301        41,174,054

Shares repurchased                                    (6,551,196)      (89,236,419)       (2,392,248)      (33,241,559)

 ......................................................................................................................

Net increase                                           2,087,987       $25,424,138           624,053        $7,932,495

 ......................................................................................................................

Putnam VT International New Opportunities Fund

Shares sold                                           28,402,730      $522,619,647         6,028,770       $94,995,863

Shares issued in connection with

reinvestment of distributions                            183,174         4,286,262                 1                10

 ......................................................................................................................

                                                      28,585,904       526,905,909         6,028,771        94,995,873

Shares repurchased                                   (16,514,969)     (296,293,473)       (4,594,610)      (70,115,862)

 ......................................................................................................................

Net increase                                          12,070,935      $230,612,436         1,434,161       $24,880,011

 ......................................................................................................................

Putnam VT Investors Fund

Shares sold                                           16,474,578      $235,907,402         6,584,989       $85,283,956

Shares issued in connection with

reinvestment of distributions                                 --                --                --                --

 ......................................................................................................................

                                                      16,474,578       235,907,402         6,584,989        85,283,956

Shares repurchased                                      (497,757)       (7,087,061)          (82,108)       (1,088,886)

 ......................................................................................................................

Net increase                                          15,976,821      $228,820,341         6,502,881       $84,195,070

 ......................................................................................................................

Putnam VT Money Market Fund*

Shares sold                                                   --    $1,072,905,937                --      $251,413,542

Shares issued in connection with

reinvestment of distributions                                 --         3,534,066                --           775,444

 ......................................................................................................................

                                                              --     1,076,440,003                --       252,188,986

Shares repurchased                                            --    (1,016,136,363)               --      (223,860,911)

 ......................................................................................................................

Net increase                                                  --       $60,303,640                --       $28,328,075

 ......................................................................................................................

Putnam VT New Opportunities Fund

Shares sold                                            6,444,707      $264,299,536         1,426,816       $46,271,360

Shares issued in connection with

reinvestment of distributions                            198,959         9,040,681             1,526            41,740

 ......................................................................................................................

                                                       6,643,666       273,340,217         1,428,342        46,313,100

Shares repurchased                                      (307,392)      (12,113,145)          (30,656)         (989,874)

 ......................................................................................................................

Net increase                                           6,336,274      $261,227,072         1,397,686       $45,323,226

 ......................................................................................................................

Putnam VT New Value Fund

Shares sold                                            2,115,499       $25,147,984           875,070       $10,834,424

Shares issued in connection with

reinvestment of distributions                             80,999           882,886             1,181            14,678

 ......................................................................................................................

                                                       2,196,498        26,030,870           876,251        10,849,102

Shares repurchased                                      (717,909)       (8,489,332)         (105,237)       (1,257,344)

 ......................................................................................................................

Net increase                                           1,478,589       $17,541,538           771,014        $9,591,758

 ......................................................................................................................

Putnam VT OTC & Emerging Growth Fund

Shares sold                                            7,013,652      $129,630,671         1,315,200       $21,997,294

Shares issued in connection with

reinvestment of distributions                             19,950           492,354             2,435            50,324

 ......................................................................................................................

                                                       7,033,602       130,123,025         1,317,635        22,047,618

Shares repurchased                                    (1,365,917)      (23,938,046)         (297,737)       (5,177,755)

 ......................................................................................................................

Net increase                                           5,667,685      $106,184,979         1,019,898       $16,869,863

 ......................................................................................................................

Putnam VT Research Fund

Shares sold                                            4,926,455       $72,796,586         1,811,272       $24,052,878

Shares issued in connection with

reinvestment of distributions                             18,440           276,233            43,404           604,653

 ......................................................................................................................

                                                       4,944,895        73,072,819         1,854,676        24,657,531

Shares repurchased                                      (511,572)       (7,575,012)          (89,090)       (1,197,602)

 ......................................................................................................................

Net increase                                           4,433,323       $65,497,807         1,765,586       $23,459,929

 ......................................................................................................................

                                                                                           For the period April 30, 1999

                                                                                           (commencement of operations)

                                                          Year ended December 31                   to December 31

----------------------------------------------------------------------------------------------------------------------

Class IB                                                           2000                                1999

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount            Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap Value Fund

Shares sold                                            1,874,885       $20,990,311           636,266        $6,404,523

Shares issued in connection with

reinvestment of distributions                              5,003            58,487             1,903            18,611

 ......................................................................................................................

                                                       1,879,888        21,048,798           638,169         6,423,134

Shares repurchased                                      (108,157)       (1,247,427)          (18,181)         (180,815)

 ......................................................................................................................

Net increase                                           1,771,731       $19,801,371           619,988        $6,242,319

 ......................................................................................................................

                                                                                Year ended December 31

----------------------------------------------------------------------------------------------------------------------

                                                                   2000                                 1999

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount            Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Utilities Growth and Income Fund

Shares sold                                            2,091,583       $35,202,608           599,025       $10,320,739

Shares issued in connection with

reinvestment of distributions                             94,490         1,477,831            10,029           157,949

 ......................................................................................................................

                                                       2,186,073        36,680,439           609,054        10,478,688

Shares repurchased                                      (171,869)       (2,922,854)          (39,037)         (655,728)

 ......................................................................................................................

Net increase                                           2,014,204       $33,757,585           570,017        $9,822,960

 ......................................................................................................................

Putnam VT Vista Fund

Shares sold                                           13,571,831      $306,814,021         1,661,491       $29,622,169

Shares issued in connection with

reinvestment of distributions                             42,218         1,004,929           122,938         2.334,899

 ......................................................................................................................

                                                      13,614,049       307,818,950         1,784,429        31,957,068

Shares repurchased                                      (274,994)       (6,123,218)          (26,236)         (440,844)

 ......................................................................................................................

Net increase                                          13,339,055      $301,695,732         1,758,193       $31,516,224

 ......................................................................................................................

Putnam VT Voyager Fund

Shares sold                                            7,383,144      $433,342,452         2,287,920      $116,152,666

Shares issued in connection with

reinvestment of distributions                            492,175        31,049,328            17,894           794,492

 ......................................................................................................................

                                                       7,875,319       464,391,780         2,305,814       116,947,158

Shares repurchased                                      (260,522)      (14,467,984)          (42,495)       (2,179,527)

 ......................................................................................................................

Net increase                                           7,614,797      $449,923,796         2,263,319      $114,767,631

 ......................................................................................................................

                                                       For the period February 1, 2000

                                                        (commencement of operations)

                                                              to December 31

----------------------------------------------------------------------------------------------------------------------

Class IB                                                           2000

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT American Government Income Fund

Shares sold                                              716,979        $7,732,904

Shares issued in connection with

reinvestment of distributions                             19,528           212,266

 ......................................................................................................................

                                                         736,507         7,945,170

Shares repurchased                                       (29,332)         (312,955)

 ......................................................................................................................

Net increase                                             707,175        $7,632,215

 ......................................................................................................................

Putnam VT Growth Opportunities Fund

Shares sold                                            5,316,784       $53,445,440

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                       5,316,784        53,445,440

Shares repurchased                                       (44,089)         (391,235)

 ......................................................................................................................

Net increase                                           5,272,695       $53,054,205

 ......................................................................................................................

                                                         For the period June 14, 2000

                                                         (commencement of operations)

                                                               to December 31

----------------------------------------------------------------------------------------------------------------------

Class IB                                                            2000

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Technology Fund

Shares sold                                            1,791,824       $17,833,418

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                       1,791,824        17,833,418

Shares repurchased                                        (3,432)          (27,656)

 ......................................................................................................................

Net increase                                           1,788,392       $17,805,762

 ......................................................................................................................

                                                      For the period September 29, 2000

                                                        (commencement of operations)

                                                             to December 31

----------------------------------------------------------------------------------------------------------------------

Class IB                                                           2000

----------------------------------------------------------------------------------------------------------------------

                                                          Shares            Amount

----------------------------------------------------------------------------------------------------------------------

Putnam VT Capital Appreciation Fund

Shares sold                                              111,146        $1,014,795

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                         111,146         1,014,795

Shares repurchased                                        (2,068)          (19,115)

 ......................................................................................................................

Net increase                                             109,078          $995,680

 ......................................................................................................................

Putnam VT Voyager II Fund

Shares sold                                              267,862        $2,111,298

Shares issued in connection with

reinvestment of distributions                                 --                --

 ......................................................................................................................

                                                         267,862         2,111,298

Shares repurchased                                          (365)           (2,680)

 ......................................................................................................................

Net increase                                             267,497        $2,108,618

 ......................................................................................................................



* Putnam VT Money Market Fund transactions in capital shares were at a constant net asset value of $1.00 per share.










At December 31, 2000 Putnam Investments, LLC owned; 200,000 shares of

Putnam VT Capital Appreciation Fund (55.8% of shares outstanding) valued at $1,812,000; 300,000 shares of Putnam VT Voyager II Fund (42.3% of shares outstanding) valued at $2,154,000 and 100,000 shares of Putnam VT

Technology Fund (2.4% of shares outstanding) valued at $698,000.





NOTE 5

INITIAL CAPITALIZATION AND OFFERING OF SHARES



The following were established as series of Putnam Variable Trust, a

Massachusetts business trust on January 31, 2000. During the period

January 31, 2000 to February 1, 2000, the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.



Fund name                         Capital contribution   Shares issued

----------------------------------------------------------------------

Class IA

Putnam VT American Government Income Fund     $999,000          99,900

Putnam VT Growth Opportunities Fund           $999,000          99,900



Class IB

Putnam VT American Government Income Fund       $1,000             100

Putnam VT Growth Opportunities Fund             $1,000             100



The following was established as a series of Putnam Variable Trust, a

Massachusetts business trust on June 13, 2000. During the period June

13, 2000 to June 14, 2000, the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for the fund.



Fund name                         Capital contribution   Shares issued

----------------------------------------------------------------------

Class IA

Putnam VT Technology Fund                     $999,000          99,900



Class IB

Putnam VT Technology Fund                       $1,000             100



The following were established as series of Putnam Variable Trust, a

Massachusetts business trust on September 28, 2000. During the period

September 28, 2000 to September 29, 2000, the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.



Fund name                         Capital contribution   Shares issued

----------------------------------------------------------------------

Class IA

Putnam VT Capital Appreciation Fund         $1,999,000         199,900

Putnam VT Voyager II Fund                    2,999,000         299,900



Class IB

Putnam VT Capital Appreciation Fund             $1,000             100

Putnam VT Voyager II Fund                        1,000             100



The following was established as a series of Putnam Variable Trust, a

Massachusetts business trust on April 29, 1999. During the period April

29, 1999 to April 30, 1999, the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for the fund.



Fund name                         Capital contribution   Shares issued

----------------------------------------------------------------------

Class IA

Putnam VT Small Cap Value Fund                $999,000          99,900



Class IB

Putnam VT Small Cap Value Fund                  $1,000             100





NOTE 6 NEW ACCOUNTING PRONOUNCEMENT



In November 2000, the AICPA issued a revised Audit and Accounting Guide,

Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require a fund to amortize premium and accrete discount on all fixed-income securities,

and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements of Putnam Variable Trust.





PUTNAM VARIABLE TRUST



Federal tax information

(Unaudited)



Pursuant to Section 852 of the Internal Revenue Code, as amended, each fund hereby designates the following amounts as capital gain, for its taxable year ended December 31, 2000:



Putnam VT American Government Income Fund             $--

Putnam VT Asia Pacific Growth Fund             22,858,363

Putnam VT Capital Appreciation Fund                    --

Putnam VT Diversified Income Fund                      --

Putnam VT The George Putnam Fund of Boston             --

Putnam VT Global Asset Allocation Fund         62,900,275

Putnam VT Global Growth Fund                  405,000,296

Putnam VT Growth and Income Fund              101,245,629

Putnam VT Growth Opportunities Fund                    --

Putnam VT Health Sciences Fund                         --

Putnam VT High Yield Fund                              --

Putnam VT Income Fund                                  --

Putnam VT International Growth Fund            71,531,167

Putnam VT International Growth and

Income Fund                                    16,255,614

Putnam VT International New

Opportunities Fund                                     --

Putnam VT Investors Fund                               --

Putnam VT Money Market Fund                            --

Putnam VT New Opportunities Fund              750,327,662

Putnam VT New Value Fund                        3,119,303

Putnam VT OTC & Emerging Growth Fund                   --

Putnam VT Research Fund                         4,493,046

Putnam VT Small Cap Value Fund                    284,067

Putnam VT Technology Fund                              --

Putnam VT Utilities Growth and Income Fund     46,239,354

Putnam VT Vista Fund                           97,077,056

Putnam VT Voyager Fund                      1,396,229,825

Putnam VT Voyager II Fund                              --



For the year ended December 31, 2000 a portion of the Putnam VT

International New Opportunities Fund's distribution represents a return of capital and is therefore not taxable to shareholders.



For the period, interest and dividends from foreign countries and per share taxes paid to foreign countries and per share were the following:









                                         Interest and

Fund Name                                   Dividends  Per Share  Taxes Paid  Per Share

---------------------------------------------------------------------------------------


Putnam VT American Government Income Fund         $--         --         $--         --

Putnam VT Asia Pacific Growth Fund          1,673,292       0.14      139,049      0.01

Putnam VT Capital Appreciation Fund                --         --          --         --

Putnam VT Diversified Income Fund                  --         --          --         --

Putnam VT The George Putnam Fund of Boston         --         --          --         --

Putnam VT Global Asset Allocation Fund             --         --          --         --

Putnam VT Global Growth Fund                4,974,691       0.04     626,616       0.01

Putnam VT Growth and Income Fund                   --         --          --         --

Putnam VT Growth Opportunities Fund                --         --          --         --

Putnam VT Health Sciences Fund                     --         --          --         --

Putnam VT High Yield Fund                          --         --          --         --

Putnam VT Income Fund                              --         --          --         --

Putnam VT International Growth Fund        19,124,081       0.38   1,129,628       0.02

Putnam VT International Growth and

Income Fund                                 8,944,145       0.28   1,042,338       0.03

Putnam VT International New

Opportunities Fund                                 --         --          --         --

Putnam VT Investors Fund                           --         --          --         --

Putnam VT Money Market Fund                        --         --          --         --

Putnam VT New Opportunities Fund                   --         --          --         --

Putnam VT New Value Fund                           --         --          --         --

Putnam VT OTC & Emerging Growth Fund               --         --          --         --

Putnam VT Research Fund                            --         --          --         --

Putnam VT Small Cap Value Fund                     --         --          --         --

Putnam VT Technology Fund                          --         --          --         --

Putnam VT Utilities Growth and

Income Fund                                        --         --          --         --

Putnam VT Vista Fund                               --         --          --         --

Putnam VT Voyager Fund                             --         --          --         --

Putnam VT Voyager II Fund                          --         --          --         --






Each fund has designated the following amounts of the distributions from net investment income as qualifying for the dividends received deduction for corporations:




Putnam VT American Government Income Fund                                            --%

Putnam VT Asia Pacific Growth Fund                                                   --

Putnam VT Capital Appreciation Fund                                                  --

Putnam VT Diversified Income Fund                                                  0.81

Putnam VT The George Putnam Fund of Boston                                        38.52

Putnam VT Global Asset Allocation Fund                                            17.37

Putnam VT Global Growth Fund                                                         --

Putnam VT Growth and Income Fund                                                 100.00

Putnam VT Growth Opportunities Fund                                                  --

Putnam VT Health Sciences Fund                                                   100.00

Putnam VT High Yield Fund                                                          1.10

Putnam VT Income Fund                                                              0.53

Putnam VT International Growth Fund                                                0.30

Putnam VT International Growth and Income Fund                                       --

Putnam VT International New Opportunities Fund                                       --

Putnam VT Investors Fund                                                         100.00

Putnam VT Money Market Fund                                                          --

Putnam VT New Opportunities Fund                                                     --

Putnam VT New Value Fund                                                          42.00

Putnam VT OTC & Emerging Growth Fund                                                 --

Putnam VT Research Fund                                                           22.51

Putnam VT Small Cap Value Fund                                                    91.41

Putnam VT Technology Fund                                                            --

Putnam VT Utilities Growth and Income Fund                                        83.33

Putnam VT Vista Fund                                                                 --

Putnam VT Voyager Fund                                                            44.95

Putnam VT Voyager II Fund                                                            --










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Putnam

Variable

Trust



FUND INFORMATION



Investment Manager

Putnam Investment Management, Inc.

One Post Office Square

Boston, MA  02109



Marketing Services

Putnam Retail Management, Inc.

One Post Office Square

Boston, MA  02109



Investor Servicing Agent

Putnam Investor Services

Mailing address:

P.O. Box 41203

Providence, RI  02940-1203

1-800-225-1581



Custodian

Putnam Fiduciary Trust Company



Legal counsel

Ropes & Gray



Trustees

John A. Hill, Chairman, Jameson Adkins Baxter, Hans H. Estin, Ronald J.

Jackson, Paul L. Joskow, Elizabeth T. Kennan, Lawrence J. Lasser, John

H. Mullin III, Robert E. Patterson, George Putnam, III, A.J.C. Smith, W.

Thomas Stephens, W. Nicholas Thorndike







PUTNAM INVESTMENTS



This report has been prepared for the shareholders of Putnam Variable

Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.



69597   2/01